UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025

Item 1.   Reports to Stockholders.

Semi-Annual Shareholder Report April 30, 2025

Nuveen Core Equity Fund
Class A Shares/TIIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$33	0.69%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Core Equity Fund
Class I Shares/TGIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.40%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Core Equity Fund
Premier Class Shares/TRPGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.55%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Core Equity Fund
Class R6 Shares/TIGRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$19	0.40%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Core Equity Fund
Retirement Class Shares/TRGIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.65%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Core Equity Fund
Class W Shares/TGIWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

What did the Fund invest in? (as of April 30, 2025)
.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Growth Fund
Class A Shares/TIRTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$34	0.70%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Growth Fund
Class I Shares/TILHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.41%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Growth Fund
Premier Class Shares/TILPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.56%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Growth Fund
Class R6 Shares/TILGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$20	0.41%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Growth Fund
Retirement Class Shares/TILRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.66%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Growth Fund
Class W Shares/TILWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Value Fund
Class A Shares/TCLCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$35	0.71%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Value Fund
Class I Shares/TRLHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.43%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Value Fund
Premier Class Shares/TRCPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.55%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Value Fund
Class R6 Shares/TRLIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$20	0.40%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Value Fund
Retirement Class Shares/TRLCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.65%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Value Fund
Class W Shares/TRLWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Mid Cap Growth Fund
(Formerly known as Nuveen Mid Cap Growth Fund)
Class A Shares/TCMGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.82%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$805,174,188

Total number of portfolio holdings	101

Portfolio turnover (%)	96%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Mid Cap Growth Fund
(Formerly known as Nuveen Mid Cap Growth Fund)
Class I Shares/TCMHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.58%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$805,174,188

Total number of portfolio holdings	101

Portfolio turnover (%)	96%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Mid Cap Growth Fund
(Formerly known as Nuveen Mid Cap Growth Fund)
Premier Class Shares/TRGPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$32	0.65%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$805,174,188

Total number of portfolio holdings	101

Portfolio turnover (%)	96%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M558_SAR_0425 4457150

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Mid Cap Growth Fund
(Formerly known as Nuveen Mid Cap Growth Fund)
Class R6 Shares/TRPWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.50%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$805,174,188

Total number of portfolio holdings	101

Portfolio turnover (%)	96%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W805_SAR_0425 4457150

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Mid Cap Growth Fund
(Formerly known as Nuveen Mid Cap Growth Fund)
Retirement Class Shares/TRGMX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.75%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$805,174,188

Total number of portfolio holdings	101

Portfolio turnover (%)	96%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W888_SAR_0425 4457150

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Mid Cap Value Fund
Class A Shares/TCMVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$38	0.78%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,627,400,149

Total number of portfolio holdings	72

Portfolio turnover (%)	17%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W847_SAR_0425 4457159

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Mid Cap Value Fund
Class I Shares/TRVHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$23	0.47%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,627,400,149

Total number of portfolio holdings	72

Portfolio turnover (%)	17%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R144_SAR_0425 4457159

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Mid Cap Value Fund
Premier Class Shares/TRVPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$30	0.61%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,627,400,149

Total number of portfolio holdings	72

Portfolio turnover (%)	17%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M541_SAR_0425 4457159

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Mid Cap Value Fund
Class R6 Shares/TIMVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$22	0.46%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,627,400,149

Total number of portfolio holdings	72

Portfolio turnover (%)	17%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W862_SAR_0425 4457159

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Mid Cap Value Fund
Retirement Class Shares/TRVRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$34	0.71%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,627,400,149

Total number of portfolio holdings	72

Portfolio turnover (%)	17%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W854_SAR_0425 4457159

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small Cap Equity Fund
Class A Shares/TCSEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$36	0.76%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W813_SAR_0425 4457167

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small Cap Equity Fund
Class I Shares/TSCHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.42%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R136_SAR_0425 4457167

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small Cap Equity Fund
Premier Class Shares/TSRPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.56%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M533_SAR_0425 4457167

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small Cap Equity Fund
Class R6 Shares/TISEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$20	0.41%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W839_SAR_0425 4457167

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small Cap Equity Fund
Retirement Class Shares/TRSEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.66%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W821_SAR_0425 4457167

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small Cap Equity Fund
Class W Shares/TSCWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P148_SAR_0425 4457167

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Class A Shares/TSMEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$38	0.79%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P544_SAR_0425 4457178

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Class I Shares/TSMNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$27	0.55%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P577_SAR_0425 4457178

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Premier Class Shares/TSMMX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$32	0.65%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P569_SAR_0425 4457178

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Class R6 Shares/TSMWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$23	0.48%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P585_SAR_0425 4457178

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Retirement Class Shares/TSMOX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$34	0.70%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P551_SAR_0425 4457178

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant Small/Mid Cap Equity Fund
Class W Shares/TSMUX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P130_SAR_0425 4457178

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Responsible Equity Fund
Class A Shares/TICRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.46%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,207,056,670

Total number of portfolio holdings	128

Portfolio turnover (%)	28%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315738_SAR_0425 4457189

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Responsible Equity Fund
Class I Shares/TICHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.19%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,207,056,670

Total number of portfolio holdings	128

Portfolio turnover (%)	28%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R128_SAR_0425 4457189

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Responsible Equity Fund
Premier Class Shares/TRPSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$16	0.32%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,207,056,670

Total number of portfolio holdings	128

Portfolio turnover (%)	28%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M517_SAR_0425 4457189

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Responsible Equity Fund
Class R6 Shares/TISCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$8	0.17%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,207,056,670

Total number of portfolio holdings	128

Portfolio turnover (%)	28%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W300_SAR_0425 4457189

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Responsible Equity Fund
Retirement Class Shares/TRSCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$21	0.42%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,207,056,670

Total number of portfolio holdings	128

Portfolio turnover (%)	28%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W755_SAR_0425 4457189

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Fund
Class A Shares/TEMRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$63	1.28%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M293_SAR_0425 4457199

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Fund
Class I Shares/TEMHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$51	1.04%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R375_SAR_0425 4457199

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Fund
Premier Class Shares/TEMPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$52	1.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M277_SAR_0425 4457199

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Fund
Class R6 Shares/TEMLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$44	0.90%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M269_SAR_0425 4457199

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Fund
Retirement Class Shares/TEMSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$57	1.15%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M285_SAR_0425 4457199

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Fund
Class W Shares/TEMVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N107_SAR_0425 4457199

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Fund
Class A Shares/TIERX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.80%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315779_SAR_0425 4457202

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Fund
Class I Shares/TIEHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$27	0.52%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R342_SAR_0425 4457202

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Fund
Premier Class Shares/TREPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$31	0.61%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M582_SAR_0425 4457202

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Fund
Class R6 Shares/TIIEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$24	0.46%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W102_SAR_0425 4457202

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Fund
Retirement Class Shares/TRERX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.71%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W748_SAR_0425 4457202

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Fund
Class W Shares/TIEWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N305_SAR_0425 4457202

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Opportunities Fund
Class A Shares/TIOSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$53	1.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R664_SAR_0425 4457209

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Opportunities Fund
Class I Shares/TIOHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.66%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R334_SAR_0425 4457209

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Opportunities Fund
Premier Class Shares/TIOPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$38	0.76%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R649_SAR_0425 4457209

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Opportunities Fund
Class R6 Shares/TIOIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.60%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R631_SAR_0425 4457209

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Opportunities Fund
Retirement Class Shares/TIOTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$43	0.85%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R656_SAR_0425 4457209

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Opportunities Fund
Class W Shares/TIOVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N404_SAR_0425 4457209

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant International Small Cap Equity Fund
Class A Shares/TLISX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$56	1.08%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P437_SAR_0425 4457216

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant International Small Cap Equity Fund
Class I Shares/TAISX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$40	0.77%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P460_SAR_0425 4457216

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant International Small Cap Equity Fund
Premier Class Shares/TPISX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$47	0.91%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P452_SAR_0425 4457216

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant International Small Cap Equity Fund
Class R6 Shares/TIISX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$37	0.71%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P478_SAR_0425 4457216

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant International Small Cap Equity Fund
Retirement Class Shares/TTISX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$50	0.97%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P445_SAR_0425 4457216

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Quant International Small Cap Equity Fund
Class W Shares/TAIWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$1	0.01%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N503_SAR_0425 4457216

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Responsible Equity Fund
Class A Shares/TSORX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$34	0.65%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,754,264,441

Total number of portfolio holdings	261

Portfolio turnover (%)	12%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R516_SAR_0425 4457226

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Responsible Equity Fund
Class I Shares/TSOHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$16	0.30%

* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,754,264,441

Total number of portfolio holdings	261

Portfolio turnover (%)	12%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R326_SAR_0425 4457226

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Responsible Equity Fund
Premier Class Shares/TSOPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$23	0.45%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,754,264,441

Total number of portfolio holdings	261

Portfolio turnover (%)	12%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R482_SAR_0425 4457226

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Responsible Equity Fund
Class R6 Shares/TSONX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$16	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,754,264,441

Total number of portfolio holdings	261

Portfolio turnover (%)	12%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R474_SAR_0425 4457226

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Responsible Equity Fund
Retirement Class Shares/TSOEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$29	0.55%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$1,754,264,441

Total number of portfolio holdings	261

Portfolio turnover (%)	12%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R490_SAR_0425 4457226

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Equity Index Fund
Class A Shares/TINRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$16	0.33%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315746_SAR_0425 4457235

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Equity Index Fund
Class I Shares/TEIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$2	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R276_SAR_0425 4457235

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Equity Index Fund
Premier Class Shares/TCEPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$9	0.19%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M525_SAR_0425 4457235

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Equity Index Fund
Class R6 Shares/TIEIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.04%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W508_SAR_0425 4457235

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Equity Index Fund
Retirement Class Shares/TIQRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$14	0.29%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315753_SAR_0425 4457235

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Equity Index Fund
Class W Shares/TEQWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P296_SAR_0425 4457235

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Growth Index Fund
Class I Shares/TRIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$5	0.11%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$14,528,063,774

Total number of portfolio holdings	393

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R292_SAR_0425 4457240

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Growth Index Fund
Class R6 Shares/TILIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$14,528,063,774

Total number of portfolio holdings	393

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W680_SAR_0425 4457240

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Growth Index Fund
Retirement Class Shares/TRIRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$14,528,063,774

Total number of portfolio holdings	393

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W672_SAR_0425 4457240

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Value Index Fund
Class I Shares/THCVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$10,290,031,931

Total number of portfolio holdings	873

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R284_SAR_0425 4457250

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Value Index Fund
Class R6 Shares/TILVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$10,290,031,931

Total number of portfolio holdings	873

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W664_SAR_0425 4457250

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Large Cap Value Index Fund
Retirement Class Shares/TRCVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$10,290,031,931

Total number of portfolio holdings	873

Portfolio turnover (%)	7%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W656_SAR_0425 4457250

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen S&P 500 Index Fund
Class I Shares/TISAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.18%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$10,245,889,540

Total number of portfolio holdings	511

Portfolio turnover (%)	2%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M145_SAR_0425 4457257

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen S&P 500 Index Fund
Class R6 Shares/TISPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$10,245,889,540

Total number of portfolio holdings	511

Portfolio turnover (%)	2%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W714_SAR_0425 4457257

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen S&P 500 Index Fund
Retirement Class Shares/TRSPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$10,245,889,540

Total number of portfolio holdings	511

Portfolio turnover (%)	2%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W698_SAR_0425 4457257

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Blend Index Fund
Class I Shares/TRHBX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$2	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,965,481,572

Total number of portfolio holdings	1,926

Portfolio turnover (%)	2%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M137_SAR_0425 4457262

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Blend Index Fund
Class R6 Shares/TISBX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,965,481,572

Total number of portfolio holdings	1,926

Portfolio turnover (%)	2%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W573_SAR_0425 4457262

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Small Cap Blend Index Fund
Retirement Class Shares/TRBIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$14	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$2,965,481,572

Total number of portfolio holdings	1,926

Portfolio turnover (%)	2%

What did the Fund invest in? (as of April 30, 2025)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W565_SAR_0425 4457262

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Index Fund
Class A Shares/TEQKX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$26	0.52%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M251_SAR_0425 4457272

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Index Fund
Class I Shares/TEQHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.24%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M129_SAR_0425 4457272

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Index Fund
Premier Class Shares/TEQPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$16	0.31%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M236_SAR_0425 4457272

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Index Fund
Class R6 Shares/TEQLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$8	0.16%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M228_SAR_0425 4457272

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Index Fund
Retirement Class Shares/TEQSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$21	0.41%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M244_SAR_0425 4457272

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Equity Index Fund
Class W Shares/TENWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P247_SAR_0425 4457272

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Index Fund
Class I Shares/TCIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.18%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$29,395,824,349

Total number of portfolio holdings	711

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M111_SAR_0425 4457279

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Index Fund
Premier Class Shares/TRIPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$10	0.20%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$29,395,824,349

Total number of portfolio holdings	711

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M319_SAR_0425 4457279

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Index Fund
Class R6 Shares/TCIEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$3	0.05%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$29,395,824,349

Total number of portfolio holdings	711

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W516_SAR_0425 4457279

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Index Fund
Retirement Class Shares/TRIEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.30%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$29,395,824,349

Total number of portfolio holdings	711

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W490_SAR_0425 4457279

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Equity Index Fund
Class W Shares/TCIWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$29,395,824,349

Total number of portfolio holdings	711

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P239_SAR_0425 4457279

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Debt Fund
Class A Shares/TEDLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$50	1.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R623_SAR_0425 4457090

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Debt Fund
Class I Shares/TEDHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$35	0.69%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R318_SAR_0425 4457090

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Debt Fund
Premier Class Shares/TEDPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$40	0.79%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R599_SAR_0425 4457090

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Debt Fund
Class R6 Shares/TEDNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$31	0.61%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R581_SAR_0425 4457090

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Debt Fund
Retirement Class Shares/TEDTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$43	0.86%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R615_SAR_0425 4457090

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen Emerging Markets Debt Fund
Class W Shares/TEDVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N701_SAR_0425 4457090

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Bond Fund
Class A Shares/TIBEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$48	0.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P486_SAR_0425 4457104

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Bond Fund
Class I Shares/TIBNX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.62%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P528_SAR_0425 4457104

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Bond Fund
Premier Class Shares/TIBLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$38	0.75%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P510_SAR_0425 4457104

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Bond Fund
Class R6 Shares/TIBWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.60%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P536_SAR_0425 4457104

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Bond Fund
Retirement Class Shares/TIBVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$43	0.85%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P494_SAR_0425 4457104

2

Semi-Annual Shareholder Report April 30, 2025

Nuveen International Bond Fund
Class W Shares/TIBUX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

1	continued>>

What did the Fund invest in? (as of April 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N800_SAR_0425 4457104

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

Portfolio of Investments April 30, 2025

Core Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.2%

		COMMON STOCKS - 99.2%

		BANKS - 2.4%

1,028,048		Citigroup, Inc	$70,297,922

1,139,569		Wells Fargo & Co	80,920,795

		TOTAL BANKS	151,218,717

		CAPITAL GOODS - 5.6%

406,250		Eaton Corp plc	119,587,813

83,391		Parker-Hannifin Corp	50,456,558

253,193		Trane Technologies plc	97,051,409

146,705		United Rentals, Inc	92,636,872

		TOTAL CAPITAL GOODS	359,732,652

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.2%

1,197,314	(a)	Amazon.com, Inc	220,808,648

270,537		Home Depot, Inc	97,525,883

627,513		TJX Cos, Inc	80,748,373

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	399,082,904

		CONSUMER DURABLES & APPAREL - 0.4%

249,869		Pulte Homes, Inc	25,631,562

		TOTAL CONSUMER DURABLES & APPAREL	25,631,562

		CONSUMER SERVICES - 1.1%

329,415		Royal Caribbean Cruises Ltd	70,794,578

		TOTAL CONSUMER SERVICES	70,794,578

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 5.1%

94,389		Costco Wholesale Corp	93,869,860

2,401,674		Walmart, Inc	233,562,797

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	327,432,657

		ENERGY - 1.5%

419,484		Chevron Corp	57,074,993

366,435		Valero Energy Corp	42,539,439

		TOTAL ENERGY	99,614,432

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%

676,314		Simon Property Group, Inc	106,438,297

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	106,438,297

		FINANCIAL SERVICES - 10.3%

103,984		Ameriprise Financial, Inc	48,978,544

1,696,855		Bank of New York Mellon Corp	136,444,110

280,053	(a)	Berkshire Hathaway, Inc	149,338,262

193,945	(a)	Fiserv, Inc	35,796,429

216,729		Mastercard, Inc (Class A)	118,780,496

136,410		S&P Global, Inc	68,211,820

291,954		Visa, Inc (Class A)	100,870,107

		TOTAL FINANCIAL SERVICES	658,419,768

		FOOD, BEVERAGE & TOBACCO - 2.3%

1,066,118		Altria Group, Inc	63,060,880

1,198,165		ConAgra Brands, Inc	29,606,657

1,003,997		Molson Coors Brewing Co (Class B)	57,759,947

		TOTAL FOOD, BEVERAGE & TOBACCO	150,427,484

		HEALTH CARE EQUIPMENT & SERVICES - 9.8%

857,081	(a)	Boston Scientific Corp	88,167,923

773,060	(a)	Centene Corp	46,267,641

301,338		Cigna Group	102,466,974

552,260	(a)	Edwards Lifesciences Corp	41,690,107

140,516		Elevance Health, Inc	59,098,219

340,488		HCA, Inc	117,495,599

49,669	(a)	Intuitive Surgical, Inc	25,619,270

130,491	(a)	Molina Healthcare, Inc	42,671,862

139,686		UnitedHealth Group, Inc	57,472,408

4	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

198,700	(a)	Veeva Systems, Inc	$46,434,203

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	627,384,206

		INSURANCE - 4.4%

658,259		Allstate Corp	130,592,003

264,852		Aon plc	93,966,841

669,313		Arch Capital Group Ltd	60,693,303

		TOTAL INSURANCE	285,252,147

		MATERIALS - 1.3%

186,821	(a)	Linde plc	84,672,882

		TOTAL MATERIALS	84,672,882

		MEDIA & ENTERTAINMENT - 7.4%

733,183		Alphabet, Inc	117,961,813

881,968		Alphabet, Inc (Class A)	140,056,518

401,382		Meta Platforms, Inc	220,358,718

		TOTAL MEDIA & ENTERTAINMENT	478,377,049

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%

1,035,099		Bristol-Myers Squibb Co	51,961,970

168,286		Eli Lilly & Co	151,280,700

542,844		Johnson & Johnson	84,851,945

998,209		Merck & Co, Inc	85,047,407

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	373,142,022

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.3%

995,233		Broadcom, Inc	191,552,496

1,466,213		Intel Corp	29,470,881

86,721		KLA Corp	60,937,980

687,192		Lam Research Corp	49,251,051

3,608,360		Nvidia Corp	393,022,571

462,142		QUALCOMM, Inc	68,609,601

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	792,844,580

		SOFTWARE & SERVICES - 8.9%

3,149,957		Gen Digital, Inc	81,489,388

1,233,535		Microsoft Corp	487,567,044

		TOTAL SOFTWARE & SERVICES	569,056,432

		TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%

1,943,791		Apple, Inc	413,055,587

8,776	(a)	Arista Networks, Inc	722,002

1,639,044		Cisco Systems, Inc	94,622,010

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	508,399,599

		TRANSPORTATION - 1.4%

1,092,744	(a)	Uber Technologies, Inc	88,523,191

		TOTAL TRANSPORTATION	88,523,191

		UTILITIES - 3.4%

1,389,698		Alliant Energy Corp	84,827,166

1,213,221		American Electric Power Co, Inc	131,440,363

		TOTAL UTILITIES	216,267,529

		TOTAL COMMON STOCKS (Cost $4,494,043,519)	6,372,712,688

		TOTAL LONG-TERM INVESTMENTS (Cost $4,494,043,519)	6,372,712,688

See Notes to Financial Statements	5

Portfolio of Investments April 30, 2025 (continued)

Core Equity

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.4%

		GOVERNMENT AGENCY DEBT - 0.1%

$5,000,000		Federal Home Loan Bank Discount Notes	0.000%	05/28/25	$4,983,550

		TOTAL GOVERNMENT AGENCY DEBT			4,983,550

		REPURCHASE AGREEMENT - 0.2%

13,476,000	(b)	Bank of New York Mellon Corp	4.370	05/01/25	13,476,000

		TOTAL REPURCHASE AGREEMENT			13,476,000

		TREASURY DEBT - 0.1%

5,000,000		United States Treasury Bill	0.000	05/06/25	4,997,080

		TOTAL TREASURY DEBT			4,997,080

		TOTAL SHORT-TERM INVESTMENTS (Cost $23,457,167)			23,456,630

		TOTAL INVESTMENTS - 99.6% (Cost $4,517,500,686)			6,396,169,318

		OTHER ASSETS & LIABILITIES, NET - 0.4%			26,633,729

		NET ASSETS - 100.0%			$6,422,803,047

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $13,728,395 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 11/15/27, valued at $13,745,605.

6	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

Large Cap Growth

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.0%

		COMMON STOCKS - 99.0%

		AUTOMOBILES & COMPONENTS - 1.7%

353,004	(a)	Tesla, Inc	$99,603,609

		TOTAL AUTOMOBILES & COMPONENTS	99,603,609

		CAPITAL GOODS - 3.6%

362,043	(a)	Boeing Co	66,340,759

191,263		General Electric Co	38,547,145

144,636		Quanta Services, Inc	42,333,511

23,130		TransDigm Group, Inc	32,684,309

265,805		Vertiv Holdings Co	22,694,431

		TOTAL CAPITAL GOODS	202,600,155

		COMMERCIAL & PROFESSIONAL SERVICES - 2.8%

628,654		Experian Group Ltd	31,276,193

144,251		Verisk Analytics, Inc	42,760,324

437,610		Waste Connections, Inc	86,484,864

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	160,521,381

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 12.0%

3,194,359	(a)	Amazon.com, Inc	589,103,687

11,558	(a)	Autozone, Inc	43,488,131

400,164		TJX Cos, Inc	51,493,103

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	684,084,921

		CONSUMER DURABLES & APPAREL - 0.8%

3,362	(a)	NVR, Inc	23,956,772

3,796,300	(a)	PRADA S.p.A	23,703,538

		TOTAL CONSUMER DURABLES & APPAREL	47,660,310

		CONSUMER SERVICES - 4.4%

18,438		Booking Holdings, Inc	94,020,525

4,289,011	(a)	Carnival Corp	78,660,462

84,713	(a)	Flutter Entertainment plc	20,561,258

35,381	(a)	Flutter Entertainment plc	8,526,467

610,090		Starbucks Corp	48,837,704

		TOTAL CONSUMER SERVICES	250,606,416

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%

55,950		Costco Wholesale Corp	55,642,275

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	55,642,275

		FINANCIAL SERVICES - 7.3%

37,126	(a),(b)	Adyen NV	60,077,771

3,133,698	(a)	Grab Holdings Ltd	15,292,446

232,981		KKR & Co, Inc	26,622,739

810,866	(a)	PayPal Holdings, Inc	53,387,418

2,061,708	(c)	Rocket Cos, Inc	26,616,650

677,620		Visa, Inc (Class A)	234,117,710

		TOTAL FINANCIAL SERVICES	416,114,734

		FOOD, BEVERAGE & TOBACCO - 1.1%

406,585		Mondelez International, Inc	27,700,636

587,535	(a)	Monster Beverage Corp	35,322,604

		TOTAL FOOD, BEVERAGE & TOBACCO	63,023,240

		HEALTH CARE EQUIPMENT & SERVICES - 4.4%

132,387	(a)	Align Technology, Inc	22,942,667

729,507	(a)	DexCom, Inc	52,072,210

155,563	(a)	Intuitive Surgical, Inc	80,239,395

152,751		UnitedHealth Group, Inc	62,847,871

151,629	(a)	Veeva Systems, Inc	35,434,181

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	253,536,324

		INSURANCE - 2.1%

428,093		Progressive Corp	120,610,922

		TOTAL INSURANCE	120,610,922

		MEDIA & ENTERTAINMENT - 11.7%

2,090,585		Alphabet, Inc	336,354,221

See Notes to Financial Statements	7

Portfolio of Investments April 30, 2025 (continued)

Large Cap Growth

SHARES		DESCRIPTION			VALUE

		MEDIA & ENTERTAINMENT (continued)

538,976	(a)	Liberty Media Corp-Liberty Formula One (Class C)			$47,791,002

757,435		Match Group, Inc			22,465,522

378,413		Meta Platforms, Inc			207,748,737

581,821		Walt Disney Co			52,916,620

		TOTAL MEDIA & ENTERTAINMENT			667,276,102

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.2%

136,883		Eli Lilly & Co			123,050,973

184,699		Galderma Group AG.			21,451,977

130,206		Novo Nordisk A.S.			8,705,770

51,803		Regeneron Pharmaceuticals, Inc			31,017,564

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			184,226,284

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.5%

453,708		Applied Materials, Inc			68,378,332

1,315,523		Broadcom, Inc			253,198,712

4,363,339		Nvidia Corp			475,254,884

1,174,000		Taiwan Semiconductor Manufacturing Co Ltd			33,264,763

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			830,096,691

		SOFTWARE & SERVICES - 19.7%

223,021	(a)	Atlassian Corp Ltd			50,917,925

116,273	(a)	Crowdstrike Holdings, Inc			49,866,002

69,356		Intuit, Inc			43,518,809

1,436,108		Microsoft Corp			567,636,048

299,670	(a)	Palo Alto Networks, Inc			56,017,313

165,881		Roper Industries, Inc			92,906,630

379,397		Salesforce, Inc			101,947,768

72,939	(a)	ServiceNow, Inc			69,657,474

344,487	(a)	Snowflake, Inc			54,942,232

157,299	(a)	Workday, Inc			38,538,255

		TOTAL SOFTWARE & SERVICES			1,125,948,456

		TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%

1,890,245		Apple, Inc			401,677,063

761,924	(a)	Arista Networks, Inc			62,683,487

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			464,360,550

		UTILITIES - 0.6%

140,111		Constellation Energy Corp			31,306,402

		TOTAL UTILITIES			31,306,402

		TOTAL COMMON STOCKS (Cost $2,613,933,127)			5,657,218,772

		TOTAL LONG-TERM INVESTMENTS (Cost $2,613,933,127)			5,657,218,772

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%

12,275,993	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(e)		12,275,993

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $12,275,993)			12,275,993

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.5%

		REPURCHASE AGREEMENT - 0.5%

$32,242,000	(f)	Bank of New York Mellon Corp	4.370	05/01/25	32,242,000

		TOTAL REPURCHASE AGREEMENT			32,242,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $32,242,000)			32,242,000

		TOTAL INVESTMENTS - 99.7% (Cost $2,658,451,120)			5,701,736,765

		OTHER ASSETS & LIABILITIES, NET - 0.3%			14,374,175

		NET ASSETS - 100.0%			$5,716,110,940

8	See Notes to Financial Statements

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $60,077,771 or 1.1% of Total Investments.

(c)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,932,145.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $32,790,053 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $32,886,896.

See Notes to Financial Statements	9

Portfolio of Investments April 30, 2025

Large Cap Value

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.3%

		COMMON STOCKS - 99.3%

		BANKS - 10.1%

3,415,908		Bank of America Corp	$136,226,411

1,023,651		Fifth Third Bancorp	36,790,017

1,015,164		JPMorgan Chase & Co	248,329,417

396,936		PNC Financial Services Group, Inc	63,783,646

1,990,086		Wells Fargo & Co	141,316,007

		TOTAL BANKS	626,445,498

		CAPITAL GOODS - 12.9%

556,048	(a)	Boeing Co	101,890,235

110,466		Deere & Co	51,207,619

428,502		Dover Corp	73,123,866

363,402		Eaton Corp plc	106,974,647

694,620		Emerson Electric Co	73,011,508

152,001		General Electric Co	30,634,282

324,499		Honeywell International, Inc	68,307,039

618,077		Masco Corp	37,461,647

160,263		Parker-Hannifin Corp	96,968,731

957,109		RTX Corp	120,720,158

101,509		Trane Technologies plc	38,909,415

		TOTAL CAPITAL GOODS	799,209,147

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%

215,313		Home Depot, Inc	77,618,183

43,188	(a)	O’Reilly Automotive, Inc	61,119,658

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	138,737,841

		CONSUMER DURABLES & APPAREL - 1.1%

9,930	(a)	NVR, Inc	70,758,698

		TOTAL CONSUMER DURABLES & APPAREL	70,758,698

		CONSUMER SERVICES - 2.0%

10,581		Booking Holdings, Inc	53,955,482

304,807		Hilton Worldwide Holdings, Inc	68,727,882

		TOTAL CONSUMER SERVICES	122,683,364

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%

1,459,280		Walmart, Inc	141,914,980

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	141,914,980

		ENERGY - 6.7%

262,147		Chevron Corp	35,667,721

921,079		ConocoPhillips	82,086,560

604,302		EOG Resources, Inc	66,672,640

1,570,636		Exxon Mobil Corp	165,906,281

563,116		Valero Energy Corp	65,372,136

		TOTAL ENERGY	415,705,338

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%

798,364		Prologis, Inc	81,592,801

160,931		Simon Property Group, Inc	25,327,321

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	106,920,122

		FINANCIAL SERVICES - 11.6%

342,604		American Express Co	91,273,132

350,421	(a)	Berkshire Hathaway, Inc	186,861,998

85,518		BlackRock, Inc	78,185,687

762,533		Charles Schwab Corp	62,070,186

401,311	(a)	Fiserv, Inc	74,069,971

186,921		Goldman Sachs Group, Inc	102,348,593

575,411		Intercontinental Exchange, Inc	96,651,786

265,718		KKR & Co, Inc	30,363,596

		TOTAL FINANCIAL SERVICES	721,824,949

		FOOD, BEVERAGE & TOBACCO - 2.6%

874,588		Mondelez International, Inc	59,585,680

10	See Notes to Financial Statements

SHARES	DESCRIPTION	VALUE

	FOOD, BEVERAGE & TOBACCO (continued)

577,330	Philip Morris International, Inc	$98,931,269

	TOTAL FOOD, BEVERAGE & TOBACCO	158,516,949

	HEALTH CARE EQUIPMENT & SERVICES - 8.4%

941,393	Abbott Laboratories	123,087,135

230,287	Cigna Group	78,306,791

177,575	Elevance Health, Inc	74,684,493

207,795	HCA, Inc	71,705,899

101,173	Humana, Inc	26,531,608

349,632	UnitedHealth Group, Inc	143,852,590

	TOTAL HEALTH CARE EQUIPMENT & SERVICES	518,168,516

	HOUSEHOLD & PERSONAL PRODUCTS - 1.7%

656,517	Procter & Gamble Co	106,729,969

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS	106,729,969

	INSURANCE - 5.5%

1,120,037	American International Group, Inc	91,305,416

320,965	Chubb Ltd	91,821,667

407,278	Marsh & McLennan Cos, Inc	91,828,971

846,178	Metlife, Inc	63,776,436

	TOTAL INSURANCE	338,732,490

	MATERIALS - 4.3%

904,815	DuPont de Nemours, Inc	59,708,742

264,058(a)	Linde plc	119,679,007

132,315	Reliance Steel & Aluminum Co	38,137,153

1,196,593	Smurfit WestRock plc	50,280,838

	TOTAL MATERIALS	267,805,740

	MEDIA & ENTERTAINMENT - 2.8%

317,914	Alphabet, Inc	51,149,184

803,077	Comcast Corp (Class A)	27,465,233

1,062,584	Walt Disney Co	96,642,015

	TOTAL MEDIA & ENTERTAINMENT	175,256,432

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%

546,951	AbbVie, Inc	106,710,140

347,803	Danaher Corp	69,327,572

890,350	Johnson & Johnson	139,170,609

1,022,711	Sanofi (ADR)	56,197,969

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	371,406,290

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%

272,960	Analog Devices, Inc	53,205,363

318,188	Applied Materials, Inc	47,954,114

229,513	Broadcom, Inc	44,174,367

400,550	Intel Corp	8,051,055

527,361	Lam Research Corp	37,795,963

559,073	Micron Technology, Inc	43,020,667

266,825	NXP Semiconductors NV	49,178,516

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	283,380,045

	SOFTWARE & SERVICES - 2.9%

314,974	Accenture plc	94,224,472

148,116	Microsoft Corp	58,544,330

210,511	Oracle Corp	29,623,108

	TOTAL SOFTWARE & SERVICES	182,391,910

	TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%

1,102,379	Cisco Systems, Inc	63,640,340

534,025	TE Connectivity plc	78,170,579

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	141,810,919

	TELECOMMUNICATION SERVICES - 1.4%

360,941	T-Mobile US, Inc	89,134,380

	TOTAL TELECOMMUNICATION SERVICES	89,134,380

	TRANSPORTATION - 1.7%

122,821	FedEx Corp	25,832,941

See Notes to Financial Statements	11

Portfolio of Investments April 30, 2025 (continued)

Large Cap Value

SHARES		DESCRIPTION			VALUE

		TRANSPORTATION (continued)

375,726		Union Pacific Corp			$81,029,069

		TOTAL TRANSPORTATION			106,862,010

		UTILITIES - 4.5%

622,383		Ameren Corp			61,765,289

584,259		American Electric Power Co, Inc			63,298,620

750,713		Duke Energy Corp			91,602,000

913,950		NextEra Energy, Inc			61,124,976

		TOTAL UTILITIES			277,790,885

		TOTAL COMMON STOCKS (Cost $4,006,717,978)			6,162,186,472

		TOTAL LONG-TERM INVESTMENTS (Cost $4,006,717,978)			6,162,186,472

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.4%

		GOVERNMENT AGENCY DEBT - 0.1%

$5,000,000		Federal Home Loan Bank Discount Notes	0.000%	05/28/25	4,983,550

		TOTAL GOVERNMENT AGENCY DEBT			4,983,550

		REPURCHASE AGREEMENT - 0.3%

18,174,000	(b)	Bank of New York Mellon Corp	4.370	05/01/25	18,174,000

		TOTAL REPURCHASE AGREEMENT			18,174,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $23,158,111)			23,157,550

		TOTAL INVESTMENTS - 99.7% (Cost $4,029,876,089)			6,185,344,022

		OTHER ASSETS & LIABILITIES, NET - 0.3%			18,827,195

		NET ASSETS - 100.0%			$6,204,171,217

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $18,482,924 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $18,537,531.

12	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

Quant Mid Cap Growth

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.9%
		COMMON STOCKS - 99.9%
		BANKS - 0.4%

253,576	(a)	NU Holdings Ltd	$3,151,950

		TOTAL BANKS	3,151,950

		CAPITAL GOODS - 12.8%

61,210		Armstrong World Industries, Inc	8,876,674

34,645	(a)	Axon Enterprise, Inc	21,247,779

74,390		BWX Technologies, Inc	8,117,437

23,310		Comfort Systems USA, Inc	9,266,891

109,440	(a)	Core & Main, Inc	5,765,299

25,710		EMCOR Group, Inc	10,301,997

23,490		Fastenal Co	1,901,985

3,280		HEICO Corp (Class A)	659,050

46,670		Lincoln Electric Holdings, Inc	8,223,254

17,600		United Rentals, Inc	11,113,520

189,085		Vertiv Holdings Co	16,144,077

1,618		W.W. Grainger, Inc	1,657,334

		TOTAL CAPITAL GOODS	103,275,297

		COMMERCIAL & PROFESSIONAL SERVICES - 5.6%

111,110		Booz Allen Hamilton Holding Corp	13,335,422

233,150		Rollins, Inc	13,319,860

61,895		Verisk Analytics, Inc	18,347,535

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	45,002,817

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%

521,190	(a)	Coupang, Inc	12,180,211

92,390	(a)	Five Below, Inc	7,011,477

20,500		Ross Stores, Inc	2,849,500

25,180	(a)	Ulta Beauty, Inc	9,962,215

71,930		Williams-Sonoma, Inc	11,111,027

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	43,114,430

		CONSUMER DURABLES & APPAREL - 0.6%

37,110	(a)	Deckers Outdoor Corp	4,112,901

8,238	(a)	SharkNinja Global SPV Ltd	663,159

		TOTAL CONSUMER DURABLES & APPAREL	4,776,060

		CONSUMER SERVICES - 7.7%

19,220	(a)	Bright Horizons Family Solutions, Inc	2,410,573

18,580	(a)	Cava Group, Inc	1,717,349

21,400		Domino’s Pizza, Inc	10,493,918

187,907	(a)	DraftKings, Inc	6,255,424

12,610	(a)	Duolingo, Inc	4,911,343

43,070	(a)	Dutch Bros, Inc	2,573,002

31,502		Expedia Group, Inc	4,943,609

50,590	(a)	Grand Canyon Education, Inc	9,023,738

53,334		Hilton Worldwide Holdings, Inc	12,025,750

89,600		Wyndham Hotels & Resorts, Inc	7,642,880

		TOTAL CONSUMER SERVICES	61,997,586

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%

105,130	(a)	Performance Food Group Co	8,479,786

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	8,479,786

		ENERGY - 3.1%

212,890		Antero Midstream Corp	3,523,330

4,180		EQT Corp	206,659

42,760		Hess Corp	5,518,178

89,360		Targa Resources Corp	15,271,624

		TOTAL ENERGY	24,519,791

		FINANCIAL SERVICES - 10.4%

5,669		Ameriprise Financial, Inc	2,670,212

35,040		Ares Management Corp	5,344,651

147,700	(a)	Block, Inc	8,636,019

See Notes to Financial Statements	13

Portfolio of Investments April 30, 2025 (continued)

Quant Mid Cap Growth

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)

225,270		Blue Owl Capital, Inc	$4,174,253

9,231	(a)	Coinbase Global, Inc	1,872,878

17,910		Houlihan Lokey, Inc	2,902,853

84,882		iShares Russell Midcap Growth Index Fund	10,295,338

35,280		Morningstar, Inc	10,044,922

26,814		MSCI, Inc (Class A)	14,616,579

359,480	(a)	Toast, Inc	12,790,298

77,093		Tradeweb Markets, Inc	10,661,962

		TOTAL FINANCIAL SERVICES	84,009,965

		FOOD, BEVERAGE & TOBACCO - 1.0%

148,050		Pilgrim’s Pride Corp	8,080,569

		TOTAL FOOD, BEVERAGE & TOBACCO	8,080,569

		HEALTH CARE EQUIPMENT & SERVICES - 9.2%

44,875		AmerisourceBergen Corp	13,133,566

15,640		Chemed Corp	9,094,817

16,124	(a)	DexCom, Inc	1,150,931

51,680	(a)	Doximity, Inc	2,939,558

42,042	(a)	IDEXX Laboratories, Inc	18,189,471

37,080	(a)	Penumbra, Inc	10,858,507

80,895	(a)	Veeva Systems, Inc	18,904,353

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	74,271,203

		INSURANCE - 2.2%

30,440		Allstate Corp	6,038,992

97,710		Brown & Brown, Inc	10,806,726

3,750		Gallagher (Arthur J.) & Co	1,202,587

		TOTAL INSURANCE	18,048,305

		MATERIALS - 1.1%

102,990		Louisiana-Pacific Corp	8,889,067

		TOTAL MATERIALS	8,889,067

		MEDIA & ENTERTAINMENT - 2.6%

31,180	(a)	Live Nation, Inc	4,129,791

464,760	(a)	Pinterest, Inc	11,767,723

70,564	(a)	ROBLOX Corp	4,731,316

		TOTAL MEDIA & ENTERTAINMENT	20,628,830

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%

21,880	(a)	Alnylam Pharmaceuticals, Inc	5,759,691

243,570		Bruker BioSciences Corp	9,757,414

52,020	(a)	Neurocrine Biosciences, Inc	5,602,034

8,240	(a)	Waters Corp	2,865,295

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	23,984,434

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%

39,720	(a)	Jones Lang LaSalle, Inc	9,032,725

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	9,032,725

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%

13,443		Monolithic Power Systems, Inc	7,973,043

40,120	(a)	Onto Innovation, Inc	4,893,437

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,866,480

		SOFTWARE & SERVICES - 26.6%

43,210	(a)	Appfolio, Inc	8,923,729

93,712	(a)	AppLovin Corp	25,237,579

30,351	(a)	Cloudflare, Inc	3,665,794

53,750	(a)	Confluent, Inc	1,279,787

143,442	(a)	Datadog, Inc	14,654,035

345,760	(a)	Dropbox, Inc	9,871,448

81,090	(a)	Elastic NV	6,989,958

1,090	(a)	Fair Isaac Corp	2,168,751

60,370	(a)	Five9, Inc	1,517,702

32,345	(a)	Gartner, Inc	13,619,833

19,450	(a)	Gitlab, Inc	907,731

19,684	(a)	HubSpot, Inc	12,036,766

12,601	(a)	MongoDB, Inc	2,169,514

14	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE

		SOFTWARE & SERVICES (continued)

67,200	(a)	Nutanix, Inc			$4,616,640

76,010	(a)	Okta, Inc			8,525,282

570,756	(a)	Palantir Technologies, Inc			67,600,341

329,790	(a)	RingCentral, Inc			8,409,645

107,033	(a)	SentinelOne, Inc			1,980,110

86,838	(a)	Trade Desk, Inc			4,657,122

343,640	(a)	Unity Software, Inc			7,240,495

24,970	(a)	VeriSign, Inc			7,044,536

6,001	(a)	Zscaler, Inc			1,357,246

		TOTAL SOFTWARE & SERVICES			214,474,044

		TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%

137,030	(a),(b)	Super Micro Computer, Inc			4,365,776

25,650		Ubiquiti, Inc			8,373,442

36,390	(a)	Zebra Technologies Corp (Class A)			9,109,145

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			21,848,363

		TELECOMMUNICATION SERVICES - 0.0%

153,712	(a),(c)	GCI Liberty, Inc			1,537

		TOTAL TELECOMMUNICATION SERVICES			1,537

		TRANSPORTATION - 1.1%

743,330	(a)	Lyft, Inc (Class A)			9,217,292

		TOTAL TRANSPORTATION			9,217,292

		UTILITIES - 0.6%

36,761		Vistra Corp			4,765,329

		TOTAL UTILITIES			4,765,329

		TOTAL COMMON STOCKS (Cost $761,696,223)			804,435,860

		TOTAL LONG-TERM INVESTMENTS (Cost $761,696,223)			804,435,860

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%

9,333	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(e)		9,333

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $9,333)			9,333

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.2%

		REPURCHASE AGREEMENT - 0.2%

$1,259,000	(f)	Bank of New York Mellon Corp	4.370	05/01/25	1,259,000

		TOTAL REPURCHASE AGREEMENT			1,259,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,259,000)			1,259,000

		TOTAL INVESTMENTS - 100.1% (Cost $762,964,556)			805,704,193

		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(530,005)

		NET ASSETS - 100.0%			$805,174,188

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,322,096.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $1,282,580 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 11/15/27, valued at $1,284,205.

See Notes to Financial Statements	15

Portfolio of Investments April 30, 2025

Mid Cap Value

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.4%

		COMMON STOCKS - 99.4%

		BANKS - 3.9%

302,595		East West Bancorp, Inc	$25,887,003

635,496		Fifth Third Bancorp	22,839,726

88,921		M&T Bank Corp	15,095,229

		TOTAL BANKS	63,821,958

		CAPITAL GOODS - 18.7%

71,218		Carlisle Cos, Inc	27,025,807

153,306		Crane Co	24,679,200

134,921		Dover Corp	23,024,269

88,987		Howmet Aerospace, Inc	12,331,818

75,235		Hubbell, Inc	27,323,847

193,921		ITT, Inc	26,571,055

176,660		L3Harris Technologies, Inc	38,868,733

382,445		nVent Electric plc	21,000,055

133,509		Owens Corning, Inc	19,413,544

27,867		Parker-Hannifin Corp	16,861,207

36,778		United Rentals, Inc	23,223,468

153,267		WESCO International, Inc	24,976,390

100,928		Westinghouse Air Brake Technologies Corp	18,645,439

		TOTAL CAPITAL GOODS	303,944,832

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%

131,875	(a)	Autonation, Inc	22,966,031

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	22,966,031

		CONSUMER DURABLES & APPAREL - 1.3%

288,353		Whirlpool Corp	21,995,567

		TOTAL CONSUMER DURABLES & APPAREL	21,995,567

		CONSUMER SERVICES - 3.4%

82,461		Darden Restaurants, Inc	16,544,975

455,246		Travel & Leisure Co	19,998,957

229,635		Wyndham Hotels & Resorts, Inc	19,587,865

		TOTAL CONSUMER SERVICES	56,131,797

		ENERGY - 5.7%

422,546		Baker Hughes Co	14,958,128

156,757		Diamondback Energy, Inc	20,693,492

2,401,940		Permian Resources Corp	28,342,892

488,814		Williams Cos, Inc	28,629,836

		TOTAL ENERGY	92,624,348

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.5%

57,828		AvalonBay Communities, Inc	12,142,723

183,076		Digital Realty Trust, Inc	29,391,021

131,994		EastGroup Properties, Inc	21,570,459

295,509		Regency Centers Corp	21,329,840

697,477		STAG Industrial, Inc	23,037,665

394,869		Ventas, Inc	27,672,420

902,298		VICI Properties, Inc	28,891,582

890,223		Weyerhaeuser Co	23,065,678

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	187,101,388

		FINANCIAL SERVICES - 6.0%

237,145		Fidelity National Information Services, Inc	18,705,998

544,403		Jefferies Financial Group, Inc	25,439,952

506,420		OneMain Holdings, Inc	23,837,189

217,715		Raymond James Financial, Inc	29,835,664

		TOTAL FINANCIAL SERVICES	97,818,803

		FOOD, BEVERAGE & TOBACCO - 2.0%

472,999		Campbell Soup Co	17,245,543

16	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		FOOD, BEVERAGE & TOBACCO (continued)

496,171		Primo Brands Corp	$16,209,907

		TOTAL FOOD, BEVERAGE & TOBACCO	33,455,450

		HEALTH CARE EQUIPMENT & SERVICES - 0.9%

53,348		Humana, Inc	13,989,980

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13,989,980

		INSURANCE - 11.1%

167,821		Allstate Corp	33,294,008

308,103		American International Group, Inc	25,116,557

221,675		Arch Capital Group Ltd	20,101,489

71,150		Everest Re Group Ltd	25,530,755

550,027		Fidelity National Financial, Inc	35,229,229

167,683		Metlife, Inc	12,638,268

361,126		Unum Group	28,045,045

		TOTAL INSURANCE	179,955,351

		MATERIALS - 3.7%

351,946		DuPont de Nemours, Inc	23,224,916

159,657		Nucor Corp	19,058,256

200,841		Westlake Chemical Corp	18,563,734

		TOTAL MATERIALS	60,846,906

		MEDIA & ENTERTAINMENT - 2.3%

158,294	(a)	Take-Two Interactive Software, Inc	36,933,156

		TOTAL MEDIA & ENTERTAINMENT	36,933,156

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%

253,058	(a)	BioMarin Pharmaceutical, Inc	16,117,264

2,085,717	(a)	Elanco Animal Health, Inc	19,772,597

757,721	(a)	Exelixis, Inc	29,664,777

204,022	(a)	Jazz Pharmaceuticals plc	23,862,413

81,352	(a)	United Therapeutics Corp	24,656,978

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	114,074,029

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%

248,021		Marvell Technology, Inc	14,476,986

174,295		Microchip Technology, Inc	8,031,513

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	22,508,499

		SOFTWARE & SERVICES - 4.5%

127,773	(a)	Check Point Software Technologies	28,053,840

1,081,985		Gen Digital, Inc	27,990,952

60,368	(a)	VeriSign, Inc	17,031,020

		TOTAL SOFTWARE & SERVICES	73,075,812

		TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%

281,669	(a)	Ciena Corp	18,916,890

1,816,412		Hewlett Packard Enterprise Co	29,462,203

278,014		TD SYNNEX Corp	30,803,951

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	79,183,044

		TRANSPORTATION - 0.6%

116,770	(b)	TFI International, Inc	9,496,904

		TOTAL TRANSPORTATION	9,496,904

		UTILITIES - 9.1%

541,925		Alliant Energy Corp	33,079,102

285,003		American Electric Power Co, Inc	30,877,225

505,413		CMS Energy Corp	37,223,667

137,037		Eversource Energy	8,150,961

895,604		FirstEnergy Corp	38,403,500

		TOTAL UTILITIES	147,734,455

		TOTAL COMMON STOCKS (Cost $1,390,933,752)	1,617,658,310

		TOTAL LONG-TERM INVESTMENTS (Cost $1,390,933,752)	1,617,658,310

See Notes to Financial Statements	17

Portfolio of Investments April 30, 2025 (continued)

Mid Cap Value

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%

519	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(d)		$519

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $519)			519

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.6%

		REPURCHASE AGREEMENT - 0.6%

$9,209,000	(e)	Bank of New York Mellon Corp	4.370	05/01/25	9,209,000

		TOTAL REPURCHASE AGREEMENT			9,209,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $9,209,000)			9,209,000

		TOTAL INVESTMENTS - 100.0% (Cost $1,400,143,271)			1,626,867,829

		OTHER ASSETS & LIABILITIES, NET - 0.0%			532,320

		NET ASSETS - 100.0%			$1,627,400,149

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,626,600.
(c)	Investments made with cash collateral received from securities on loan.
(d)	The rate shown is the one-day yield as of the end of the reporting period.
(e)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $9,381,478 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 11/15/27, valued at $9,393,257.

18	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

Quant Small Cap Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 98.0%

		COMMON STOCKS - 98.0%

		AUTOMOBILES & COMPONENTS - 0.5%

82,270	(a)	Dorman Products, Inc	$9,321,191

78,688	(a)	Modine Manufacturing Co	6,424,088

		TOTAL AUTOMOBILES & COMPONENTS	15,745,279

		BANKS - 10.4%

111,920		Amalgamated Financial Corp	3,151,667

246,780		Ameris Bancorp	14,461,308

567,610		Associated Banc-Corp	12,521,477

193,950	(a)	Axos Financial, Inc	12,311,946

276,241		Bank of NT Butterfield & Son Ltd	11,099,363

300,910		Berkshire Hills Bancorp, Inc	7,471,595

158,670		Cadence Bank	4,642,684

51,710		Cathay General Bancorp	2,155,790

153,040		Central Pacific Financial Corp	3,931,598

284,820	(a)	Customers Bancorp, Inc	14,241,000

244,230		Eagle Bancorp, Inc	4,383,928

157,460		Enterprise Financial Services Corp	8,191,069

24,968		First Bancorp	1,010,205

360,670		First Busey Corp	7,498,329

100,163		First Commonwealth Financial Corp	1,534,497

370,250		First Financial Bancorp	8,571,288

91,690		First Financial Corp	4,529,486

228,860		First Merchants Corp	8,156,570

299,309		Fulton Financial Corp	4,992,474

220,420		Hancock Whitney Corp	11,481,678

325,350		Heritage Commerce Corp	2,941,164

230,910		Horizon Bancorp, Inc	3,389,759

20,819		Independent Bank Corp	1,230,195

109,349		Independent Bank Corp	3,330,771

137,090	(a)	Metropolitan Bank Holding Corp	8,489,984

207,630		National Bank Holdings Corp	7,507,901

639,260		Northwest Bancshares, Inc	7,894,861

297,090		OceanFirst Financial Corp	4,919,810

424,620		OFG Bancorp	16,708,797

147,200		Old National Bancorp	3,030,848

332,760		Pacific Premier Bancorp, Inc	6,768,338

75,690		Pathward Financial, Inc	6,007,515

76,240		Preferred Bank	6,088,526

637,985		Provident Financial Services, Inc	10,443,814

70,345		QCR Holdings, Inc	4,568,908

162,170		S&T Bancorp, Inc	5,909,475

254,590		Towne Bank	8,388,741

217,163		UMB Financial Corp	20,537,105

429,733		United Bankshares, Inc	14,735,545

315,690		Veritex Holdings, Inc	7,349,263

365,620		WesBanco, Inc	10,888,164

157,710		Westamerica Bancorporation	7,637,895

62,350		WSFS Financial Corp	3,214,143

		TOTAL BANKS	318,319,474

		CAPITAL GOODS - 11.6%

683,500	(a)	3D Systems Corp	1,257,640

137,570		Albany International Corp (Class A)	9,046,603

386,090	(a)	American Superconductor Corp	7,663,886

1,123,160	(a),(b)	Archer Aviation, Inc	9,355,923

39,630		Argan, Inc	6,068,542

276,330	(a)	Astronics Corp	6,269,928

317,380		Atmus Filtration Technologies, Inc	11,003,565

588,070	(a),(b)	Bloom Energy Corp	10,773,442

255,280	(a)	Blue Bird Corp	8,901,614

See Notes to Financial Statements	19

Portfolio of Investments April 30, 2025 (continued)

Quant Small Cap Equity

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

18,050		Comfort Systems USA, Inc	$7,175,777

33,886		CSW Industrials, Inc	10,588,697

474,440	(a)	DNOW, Inc	7,529,363

56,220		Enerpac Tool Group Corp	2,269,601

92,530		ESCO Technologies, Inc	14,476,318

178,900		Federal Signal Corp	14,567,827

134,298		Franklin Electric Co, Inc	11,409,958

42,589		FTAI Aviation Ltd	4,561,708

148,830	(a)	Gibraltar Industries, Inc	7,880,549

160,720		Granite Construction, Inc	13,064,929

159,270		Griffon Corp	10,847,880

253,460	(a)	Hillman Solutions Corp	1,771,685

395,620		Leonardo DRS, Inc	14,622,115

15,107		Moog, Inc (Class A)	2,526,646

230,270		Mueller Industries, Inc	16,938,661

608,950		Mueller Water Products, Inc (Class A)	15,978,848

430,729	(a)	NEXTracker, Inc	17,491,905

156,000		Primoris Services Corp	9,355,320

641,860	(a)	Resideo Technologies, Inc	10,770,411

194,380	(a),(b)	Rocket Lab USA, Inc	4,235,540

135,120	(a)	SPX Technologies, Inc	18,126,348

109,890	(a)	Sterling Construction Co, Inc	16,420,863

353,380		Trinity Industries, Inc	8,869,838

147,040	(a)	Triumph Group, Inc	3,734,816

152,990	(a)	V2X, Inc	7,612,782

51,010		Watts Water Technologies, Inc (Class A)	10,597,328

163,820		Worthington Enterprises, Inc	8,294,207

391,210	(a),(b)	Xometry, Inc	10,030,624

132,670		Zurn Elkay Water Solutions Corp	4,505,473

		TOTAL CAPITAL GOODS	356,597,160

		COMMERCIAL & PROFESSIONAL SERVICES - 4.4%

264,460		ABM Industries, Inc	12,889,780

614,830	(a)	ACV Auctions, Inc	9,031,853

155,180		Barrett Business Services, Inc	6,294,101

107,360	(a)	CBIZ, Inc	7,311,216

151,160		CSG Systems International, Inc	9,089,251

460,680	(a)	ExlService Holdings, Inc	22,333,766

509,770	(a)	Healthcare Services Group	7,243,832

106,500		Heidrick & Struggles International, Inc	4,155,630

81,320	(a)	Huron Consulting Group, Inc	10,961,123

39,852		ICF International, Inc	3,385,826

105,369	(a)	Innodata, Inc	3,985,056

262,330		Interface, Inc	4,931,804

963,200	(a)	Legalzoom.com, Inc	7,050,624

171,830	(a)	Liquidity Services, Inc	5,460,757

368,640	(a)	Montrose Environmental Group, Inc	5,393,203

59,922		Unifirst Corp	10,694,279

362,930	(a)	Upwork, Inc	4,772,529

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	134,984,630

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%

207,220	(a)	Abercrombie & Fitch Co (Class A)	14,385,212

632,420		American Eagle Outfitters, Inc	6,659,383

20,770	(a)	Carvana Co	5,075,150

1,349,161	(a),(b)	EVgo, Inc	3,723,684

378,970	(a),(b)	GigaCloud Technology, Inc	4,752,284

2,035,580	(a)	Petco Health & Wellness Co, Inc	6,004,961

513,250	(a)	Sally Beauty Holdings, Inc	4,177,855

241,444	(a)	Urban Outfitters, Inc	12,743,414

176,900	(a)	Victoria’s Secret & Co	3,325,720

20	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)

619,290	(a)	Warby Parker, Inc	$10,224,478

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	71,072,141

		CONSUMER DURABLES & APPAREL - 1.3%

284,430	(a)	G-III Apparel Group Ltd	7,173,325

1,117,410	(a)	Peloton Interactive, Inc	7,698,955

289,730	(a)	Taylor Morrison Home Corp	16,616,015

321,820	(a)	Tri Pointe Homes, Inc	9,895,965

		TOTAL CONSUMER DURABLES & APPAREL	41,384,260

		CONSUMER SERVICES - 4.5%

11,730	(a),(b)	Biglari Holdings, Inc (B Shares)	2,732,034

51,580	(a)	BJ’s Restaurants, Inc	1,717,098

118,650	(a)	Brinker International, Inc	15,934,695

59,390		Carriage Services, Inc	2,373,224

741,464	(a)	Coursera, Inc	6,243,127

72,477	(a)	Despegar.com Corp	1,410,402

14,810	(a)	Duolingo, Inc	5,768,199

391,710	(a)	Everi Holdings, Inc	5,503,525

165,060	(a)	Frontdoor, Inc	6,785,617

307,510		International Game Technology plc	5,043,164

569,450	(a)	Laureate Education, Inc	11,428,862

350,690	(a)	Life Time Group Holdings, Inc	10,752,155

87,540		Monarch Casino & Resort, Inc	6,844,753

325,600		Perdoceo Education Corp	8,179,072

432,740	(a),(b)	Portillo’s, Inc	4,474,532

750,020	(a)	Rush Street Interactive, Inc	9,097,743

110,930	(a)	Shake Shack, Inc	9,732,998

109,010		Strategic Education, Inc	8,893,036

48,300	(a)	Stride, Inc	6,870,675

343,506		Super Group SGHC Ltd	2,789,269

154,490	(a)	Universal Technical Institute, Inc	4,334,989

		TOTAL CONSUMER SERVICES	136,909,169

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%

193,540	(a)	Chefs’ Warehouse, Inc	11,025,974

236,010	(a)	Sprouts Farmers Market, Inc	40,357,710

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	51,383,684

		ENERGY - 4.6%

567,850		Archrock, Inc	13,361,510

413,800		Ardmore Shipping Corp	3,947,652

280,420		Aris Water Solution, Inc	6,999,283

289,010		California Resources Corp	9,973,735

396,950	(a)	CNX Resources Corp	11,682,238

781,440		Crescent Energy Co	6,470,323

487,700		Delek US Holdings, Inc	6,349,854

171,600		Excelerate Energy, Inc	4,389,528

454,260	(a)	Expro Group Holdings NV	3,756,730

414,340		Golar LNG Ltd	17,611,522

355,528	(a)	Helix Energy Solutions Group, Inc	2,165,166

194,270		Liberty Energy, Inc	2,234,105

642,910	(a)	NextDecade Corp	4,808,967

260,690	(a)	Oceaneering International, Inc	4,627,248

486,189	(a)	Par Pacific Holdings, Inc	6,962,226

847,170		Patterson-UTI Energy, Inc	4,778,039

832,340	(a)	ProPetro Holding Corp	4,145,053

82,110	(a)	Rex American Resources Corp	3,261,409

513,500		Sitio Royalties Corp	8,708,960

302,210		SM Energy Co	6,887,366

257,500		Teekay Corp Ltd	1,856,575

88,740		Teekay Tankers Ltd	3,777,662

130,430	(b)	Vitesse Energy, Inc	2,667,294

		TOTAL ENERGY	141,422,445

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.4%

254,980		American Assets Trust, Inc	4,775,775

See Notes to Financial Statements	21

Portfolio of Investments April 30, 2025 (continued)

Quant Small Cap Equity

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

103,460		American Healthcare REIT, Inc	$3,339,689

779,460		Apple Hospitality REIT, Inc	9,174,244

554,900		Broadstone Net Lease, Inc	8,978,282

371,480		Corporate Office Properties Trust	9,699,343

968,410		DiamondRock Hospitality Co	7,108,129

816,230		Empire State Realty Trust, Inc	5,811,558

460,660		Essential Properties Realty Trust, Inc	14,819,432

988,850		Hudson Pacific Properties, Inc	2,027,142

289,050		Independence Realty Trust, Inc	5,616,241

357,020		InvenTrust Properties Corp	9,946,577

608,800		Kite Realty Group Trust	13,180,520

65,832		Mack-Cali Realty Corp	1,021,713

59,910		National Health Investors, Inc	4,533,390

869,610		Paramount Group, Inc	3,730,627

415,020	(c)	Phillips Edison & Co, Inc	14,401,194

287,650		Piedmont Office Realty Trust, Inc	1,700,012

965,020		RLJ Lodging Trust	6,764,790

48,380		Ryman Hospitality Properties, Inc	4,255,021

891,640		Summit Hotel Properties, Inc	3,628,975

491,160		Tanger Factory Outlet Centers, Inc	15,476,452

355,020		UMH Properties, Inc	6,273,203

557,950		Urban Edge Properties	10,082,157

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	166,344,466

		FINANCIAL SERVICES - 6.4%

129,700		ARMOUR Residential REIT, Inc	2,136,159

260,770		Artisan Partners Asset Management, Inc	9,643,275

1,921,870		BGC Group, Inc	17,412,142

171,280	(a)	Dave, Inc	16,240,770

228,690		Enact Holdings, Inc	8,184,815

286,120		Essent Group Ltd	16,288,812

473,160	(a)	Green Dot Corp	3,960,349

225,670		Jackson Financial, Inc	17,581,950

165,820	(a)	LendingTree, Inc	8,554,654

92,250		Merchants Bancorp	2,774,880

334,120	(a)	NCR Corp ATM	9,328,630

389,395	(a)	NMI Holdings, Inc	14,084,417

434,020		P10, Inc	4,804,601

1,270,820	(a)	Pagseguro Digital Ltd	12,746,325

1,684,430	(a)	Payoneer Global, Inc	11,841,543

28,450		Piper Jaffray Cos	6,859,864

416,900		Radian Group, Inc	13,315,786

688,060	(a)	Repay Holdings Corp	2,752,240

190,050		Victory Capital Holdings, Inc	10,887,964

36,500		Virtus Investment Partners, Inc	5,606,035

		TOTAL FINANCIAL SERVICES	195,005,211

		FOOD, BEVERAGE & TOBACCO - 1.1%

143,610		Cal-Maine Foods, Inc	13,408,866

335,155		Dole plc	5,091,004

500,250		Primo Brands Corp	16,343,168

		TOTAL FOOD, BEVERAGE & TOBACCO	34,843,038

		HEALTH CARE EQUIPMENT & SERVICES - 6.9%

1,020,030	(a)	agilon health, Inc	4,345,328

549,820	(a)	Alignment Healthcare, Inc	9,742,810

138,260	(a)	AMN Healthcare Services, Inc	2,824,652

442,600	(a)	Angiodynamics, Inc	4,111,754

323,280	(a)	AtriCure, Inc	9,669,305

188,800	(a)	Axogen, Inc	3,071,776

429,520	(a),(b)	BrightSpring Health Services, Inc	7,529,486

1,401,160	(a)	Brookdale Senior Living, Inc	9,191,610

247,040	(a)	Castle Biosciences, Inc	4,953,152

242,517		Concentra Group Holdings Parent, Inc	5,274,745

24,780	(a)	Corvel Corp	2,695,073

22	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

141,970	(a)	Guardant Health, Inc	$6,705,243

421,920	(a)	Health Catalyst, Inc	1,666,584

598,802	(a)	Hims & Hers Health, Inc	19,820,346

211,077	(a)	Lantheus Holdings, Inc	22,023,774

284,620	(a)	LifeStance Health Group, Inc	1,869,953

234,230	(a)	LivaNova plc	8,666,510

128,810	(a)	Merit Medical Systems, Inc	12,166,104

259,930	(a)	Novocure Ltd	4,715,130

195,730	(a)	Omnicell, Inc	6,118,520

485,720	(a)	Option Care Health, Inc	15,693,613

325,900	(a)	Phreesia, Inc	8,134,464

500,890	(a)	Privia Health Group, Inc	11,760,897

449,520	(a)	Progyny, Inc	10,267,037

421,420		Select Medical Holdings Corp	7,686,701

123,550	(a)	Tandem Diabetes Care, Inc	2,081,818

78,230		US Physical Therapy, Inc	5,562,935

84,730	(a)	Waystar Holding Corp	3,149,414

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	211,498,734

		HOUSEHOLD & PERSONAL PRODUCTS - 0.4%

96,900	(a)	BellRing Brands, Inc	7,474,866

73,770	(a)	Central Garden & Pet Co	2,475,721

560,370	(a)	Honest Co, Inc	2,684,172

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	12,634,759

		INSURANCE - 1.4%

127,010		Employers Holdings, Inc	6,171,416

136,880		F&G Annuities & Life, Inc	4,764,793

457,330		Fidelis Insurance Holdings Ltd	7,477,345

1,643,050	(a)	Genworth Financial, Inc (Class A)	11,271,323

411,680	(a)	Hamilton Insurance Group Ltd	7,616,080

44,940	(a)	Palomar Holdings, Inc	6,517,199

		TOTAL INSURANCE	43,818,156

		MATERIALS - 3.7%

326,460		Avient Corp	10,874,382

95,310		Balchem Corp	14,920,780

93,290		Carpenter Technology Corp	18,248,457

431,960	(a)	Century Aluminum Co	7,088,464

220,710	(a)	Clearwater Paper Corp	5,928,271

474,052	(a)	Coeur Mining, Inc	2,630,989

303,380		Compass Minerals International, Inc	4,077,427

275,380	(a)	Constellium SE	2,784,092

46,950		Innospec, Inc	4,201,086

123,650	(a)	Knife River Corp	11,546,437

74,577		Minerals Technologies, Inc	3,847,427

94,994		Olympic Steel, Inc	3,063,556

291,860	(a)	Rayonier Advanced Materials, Inc	1,243,324

132,180		Sensient Technologies Corp	12,418,311

943,240	(a)	SSR Mining, Inc	10,036,074

		TOTAL MATERIALS	112,909,077

		MEDIA & ENTERTAINMENT - 1.9%

349,800	(a)	Cargurus, Inc	9,780,408

347,180	(a)	EverQuote, Inc	8,242,053

401,220		Gray Television, Inc	1,344,087

408,590	(a)	Grindr, Inc	8,976,722

701,874	(a)	Integral Ad Science Holding Corp	4,962,249

726,840	(a)	Lions Gate Entertainment Corp (Class B)	5,800,183

600,240	(a)	Magnite, Inc	7,136,854

307,770	(a)	PubMatic, Inc	3,006,913

68,590	(a)	QuinStreet, Inc	1,201,697

168,800		TEGNA, Inc	2,739,624

See Notes to Financial Statements	23

Portfolio of Investments April 30, 2025 (continued)

Quant Small Cap Equity

SHARES		DESCRIPTION	VALUE

		MEDIA & ENTERTAINMENT (continued)

154,470	(a)	Yelp, Inc	$5,418,808

		TOTAL MEDIA & ENTERTAINMENT	58,609,598

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.2%

198,776	(a)	Acadia Pharmaceuticals, Inc	2,902,130

897,090	(a)	Adaptive Biotechnologies Corp	6,602,582

1,268,703	(a)	ADMA Biologics, Inc	30,195,132

383,986	(a)	Akebia Therapeutics, Inc	925,406

197,290	(a)	Akero Therapeutics, Inc	8,998,397

412,450	(a)	Alkermes plc	11,866,187

1,054,480	(a)	Amicus Therapeutics, Inc	8,098,406

1,018,450	(a)	Amneal Pharmaceuticals, Inc	7,801,327

276,420	(a),(b)	AnaptysBio, Inc	6,142,052

45,960	(a)	ANI Pharmaceuticals, Inc	3,254,887

1,604,210	(a)	Ardelyx, Inc	8,831,176

849,120	(a)	Aurinia Pharmaceuticals, Inc	6,996,749

96,790	(a)	Axsome Therapeutics, Inc	10,868,549

1,146,830	(a)	BioCryst Pharmaceuticals, Inc	10,149,446

158,550	(a)	Blueprint Medicines Corp	14,190,225

518,400	(a)	Catalyst Pharmaceuticals, Inc	12,591,936

556,460	(a)	Dynavax Technologies Corp	6,538,405

2,458,080	(a),(b)	Esperion Thereapeutics, Inc	2,456,605

461,250	(a)	Evolus, Inc	5,258,250

281,940	(a)	Halozyme Therapeutics, Inc	17,316,755

441,850	(a)	Innoviva, Inc	8,258,177

253,220	(a)	Insmed, Inc	18,231,840

331,000	(a)	Kiniksa Pharmaceuticals Ltd	8,927,070

1,506,960	(a)	MannKind Corp	7,595,078

230,920	(a)	Mirum Pharmaceuticals, Inc	10,033,474

458,610	(a)	Myriad Genetics, Inc	3,398,300

377,100	(a)	Pacira BioSciences, Inc	10,143,990

844,780	(a)	Perspective Therapeutics, Inc	2,069,711

138,424		Phibro Animal Health Corp	2,576,071

330,230	(a)	PTC Therapeutics, Inc	16,458,663

462,110	(a),(b)	Recursion Pharmaceuticals, Inc	2,583,195

509,320	(a)	Replimune Group, Inc	4,981,150

431,860	(a)	Sage Therapeutics, Inc	3,148,259

69,670	(a)	SpringWorks Therapeutics, Inc	3,225,721

136,600	(a)	Tarsus Pharmaceuticals, Inc	7,090,906

816,464	(a)	Terns Pharmaceuticals, Inc	2,694,331

238,130	(a),(b)	TG Therapeutics, Inc	10,837,296

598,240	(a)	Travere Therapeutics, Inc	12,449,374

255,250	(a)	Twist Bioscience Corp	9,781,180

236,168	(a)	Veracyte, Inc	7,203,124

937,680	(a)	Verve Therapeutics, Inc	5,316,646

601,930	(a)	Xeris Biopharma Holdings, Inc	2,750,820

201,097	(a)	Zymeworks, Inc	2,616,272

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	344,355,250

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%

1,298,010	(a)	Compass, Inc	10,020,637

199,565	(a)	Cushman & Wakefield plc	1,869,924

745,640		Newmark Group, Inc	8,194,584

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	20,085,145

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%

103,830	(a)	Ambarella, Inc	4,982,802

162,620	(a)	Credo Technology Group Holding Ltd	7,000,791

25,960	(a)	Impinj, Inc	2,391,695

338,380	(a)	Rambus, Inc	16,509,560

264,520	(a)	Semtech Corp	8,266,250

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	39,151,098

		SOFTWARE & SERVICES - 6.2%

67,630	(a)	ACI Worldwide, Inc	3,608,737

407,070	(a)	Asana, Inc	6,570,110

24	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		SOFTWARE & SERVICES (continued)

646,860	(a)	AvePoint, Inc	$10,576,161

576,180	(a)	Clearwater Analytics Holdings, Inc	13,102,333

155,490	(a)	Commvault Systems, Inc	25,987,044

777,660	(a)	Freshworks, Inc	11,486,038

214,790	(a)	Intapp, Inc	11,654,505

451,760	(a)	Jamf Holding Corp	5,226,863

311,860	(a)	Olo, Inc	1,933,532

460,560	(a),(b)	Pagaya Technologies Ltd	5,047,738

465,480	(a)	PagerDuty, Inc	7,219,595

944,940	(a)	Porch Group, Inc	5,480,652

386,820	(a)	PROS Holdings, Inc	6,606,886

77,600	(a)	Q2 Holdings, Inc	6,149,800

358,860	(a)	Rapid7, Inc	8,476,273

412,340	(a)	SEMrush Holdings, Inc	4,238,855

288,360	(a)	Sprout Social, Inc	6,029,608

95,820	(a)	SPS Commerce, Inc	13,751,128

390,160	(a)	Tenable Holdings, Inc	11,927,191

142,120	(a)	Varonis Systems, Inc	6,088,421

191,800	(a)	Verint Systems, Inc	3,383,352

287,930	(a)	Weave Communications, Inc	3,052,058

44,970	(a)	Workiva, Inc	3,384,892

663,970	(a)	Zeta Global Holdings Corp	8,671,448

		TOTAL SOFTWARE & SERVICES	189,653,220

		TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%

1,524,040	(a)	CommScope Holding Co, Inc	5,699,910

173,670	(a)	Diebold Nixdorf, Inc	7,698,791

464,050	(a)	Extreme Networks, Inc	6,106,898

95,640	(a)	Fabrinet	19,611,938

151,600	(a)	Knowles Corp	2,386,184

389,592	(a)	Netscout Systems, Inc	8,189,224

33,863	(a)	OSI Systems, Inc	6,933,111

355,921	(a)	Sanmina Corp	27,331,173

88,030	(a),(b)	Super Micro Computer, Inc	2,804,636

464,480	(a)	TTM Technologies, Inc	9,298,890

542,550	(a)	Viasat, Inc	5,029,438

71,079	(a)	Vishay Precision Group, Inc	1,772,710

497,600	(b)	Xerox Holdings Corp	2,194,416

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	105,057,319

		TELECOMMUNICATION SERVICES - 1.4%

146,850	(a)	Anterix, Inc	4,383,472

293,260	(a)	Bandwidth, Inc	3,642,289

96,520		Iridium Communications, Inc	2,329,028

2,795,270	(a)	Lumen Technologies, Inc	9,895,256

564,980		Telephone and Data Systems, Inc	21,181,100

		TOTAL TELECOMMUNICATION SERVICES	41,431,145

		TRANSPORTATION - 1.2%

355,810		Costamare, Inc	3,319,707

256,738		Hub Group, Inc (Class A)	8,110,353

214,563	(a),(b)	Joby Aviation, Inc	1,351,747

32,750		Matson, Inc	3,572,698

237,160	(a)	Skywest, Inc	21,147,557

		TOTAL TRANSPORTATION	37,502,062

		UTILITIES - 4.1%

76,370		Allete, Inc	5,001,471

293,890		Avista Corp	12,187,618

226,958		Black Hills Corp	13,821,742

397,999		Brookfield Infrastructure Corp	14,901,083

261,010		California Water Service Group	13,220,156

191,390		Northwest Natural Holding Co	8,248,909

235,930		NorthWestern Corp	13,738,204

181,790		SJW Corp	10,314,765

203,730		Southwest Gas Holdings Inc	14,711,343

See Notes to Financial Statements	25

Portfolio of Investments April 30, 2025 (continued)

Quant Small Cap Equity

SHARES		DESCRIPTION			VALUE

		UTILITIES (continued)

207,470		Spire, Inc			$15,879,754

74,560		Unitil Corp			4,373,690

		TOTAL UTILITIES			126,398,735

		TOTAL COMMON STOCKS (Cost $2,687,056,343)			3,007,115,255

		TOTAL LONG-TERM INVESTMENTS (Cost $2,687,056,343)			3,007,115,255

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%

30,472,345	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(e)		30,472,345

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $30,472,345)			30,472,345

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.3%

		GOVERNMENT AGENCY DEBT - 0.3%

$5,000,000		Federal Home Loan Bank Discount Notes	0.000	05/12/25	4,992,950

5,000,000		Federal Home Loan Bank Discount Notes	0.000	05/28/25	4,983,550

		TOTAL GOVERNMENT AGENCY DEBT			9,976,500

		REPURCHASE AGREEMENT - 1.0%

30,008,000	(f)	Bank of New York Mellon Corp	4.370	05/01/25	30,008,000

		TOTAL REPURCHASE AGREEMENT			30,008,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $39,985,626)			39,984,500

		TOTAL INVESTMENTS - 100.3% (Cost $2,757,514,314)			3,077,572,100

		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(9,924,615)

		NET ASSETS - 100.0%			$3,067,647,485

REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $50,223,246.
(c)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $30,518,079 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $30,608,239.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Russell 2000 E-Mini Index	310	06/20/25	$31,569,756	$30,531,900	$(1,037,856)

26	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

Quant Small/Mid Cap Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.3%

		COMMON STOCKS - 97.8%

		AUTOMOBILES & COMPONENTS - 0.7%

38,990	(a)	Dorman Products, Inc	$4,417,567

66,810		Phinia, Inc	2,682,421

32,324	(a)	Visteon Corp	2,559,738

		TOTAL AUTOMOBILES & COMPONENTS	9,659,726

		BANKS - 6.2%

82,316		Ameris Bancorp	4,823,717

114,504		Bank of NT Butterfield & Son Ltd	4,600,771

37,072		Bank OZK	1,579,267

129,265		BankUnited, Inc	4,228,258

134,661		Berkshire Hills Bancorp, Inc	3,343,633

309,698		Capitol Federal Financial, Inc	1,755,988

32,209		Cathay General Bancorp	1,342,793

87,666		Central Pacific Financial Corp	2,252,139

76,868	(a)	Customers Bancorp, Inc	3,843,400

30,235		East West Bancorp, Inc	2,586,604

60,597		Enterprise Financial Services Corp	3,152,256

252,780		First BanCorp	4,964,599

120,881		First Financial Bankshares, Inc	4,050,722

204,515		First Hawaiian, Inc	4,675,213

429,480		First Horizon National Corp	7,764,998

235,690		FNB Corp	3,085,182

98,930		Hancock Whitney Corp	5,153,264

53,865		International Bancshares Corp	3,287,920

89,973		National Bank Holdings Corp	3,253,424

106,532		OFG Bancorp	4,192,034

167,026		Pacific Premier Bancorp, Inc	3,397,309

77,024		Prosperity Bancshares, Inc	5,229,930

63,883		Renasant Corp	2,048,728

54,711		Westamerica Bancorporation	2,649,654

		TOTAL BANKS	87,261,803

		CAPITAL GOODS - 12.8%

13,230		Acuity Brands, Inc	3,222,960

59,982		Albany International Corp (Class A)	3,944,416

59,450		Allegion plc	8,275,440

9,560		Allison Transmission Holdings, Inc	881,814

25,868		Applied Industrial Technologies, Inc	6,293,167

61,041	(a)	AZEK Co, Inc	3,025,192

14,330		BWX Technologies, Inc	1,563,690

61,610	(a)	Byrna Technologies, Inc	1,379,448

28,824		Comfort Systems USA, Inc	11,458,981

86,320	(a)	Core & Main, Inc	4,547,338

44,296		Crane Co	7,130,770

24,111		Curtiss-Wright Corp	8,315,643

249,552	(a)	DNOW, Inc	3,960,390

23,263		EMCOR Group, Inc	9,321,484

47,260		EnerSys	4,092,716

44,107		Esab Corp	5,298,133

32,370		ESCO Technologies, Inc	5,064,287

58,691		Federal Signal Corp	4,779,208

119,054		Flowserve Corp	5,384,812

29,087	(a)	Fluor Corp	1,014,845

46,510		Franklin Electric Co, Inc	3,951,490

59,963	(a)	Gibraltar Industries, Inc	3,175,041

56,380		Griffon Corp	3,840,042

262,300	(a)	Hayward Holdings, Inc	3,496,459

58,451		ITT, Inc	8,008,956

10,260		John Bean Technologies Corp	1,079,968

2,723		Lennox International, Inc	1,488,800

See Notes to Financial Statements	27

Portfolio of Investments April 30, 2025 (continued)

Quant Small/Mid Cap Equity

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

37,920		Leonardo DRS, Inc	$1,401,523

22,270	(a)	Mastec, Inc	2,835,416

253,525	(a)	MRC Global, Inc	2,953,566

264,940		Mueller Water Products, Inc (Class A)	6,952,026

31,640	(a)	MYR Group, Inc	3,870,205

107,892		nVent Electric plc	5,924,350

60,335		Oshkosh Corp	5,053,660

100,350		Primoris Services Corp	6,017,990

109,610	(a)	Redwire Corp	1,181,596

40,850		REV Group, Inc	1,335,795

39,843	(a)	SPX Technologies, Inc	5,344,938

33,800		Tennant Co	2,439,008

102,240		Trinity Industries, Inc	2,566,224

31,753	(a)	V2X, Inc	1,580,029

17,896		Vertiv Holdings Co	1,527,960

24,820		WESCO International, Inc	4,044,667

		TOTAL CAPITAL GOODS	179,024,443

		COMMERCIAL & PROFESSIONAL SERVICES - 3.3%

248,824	(a)	ACV Auctions, Inc	3,655,225

49,520	(a)	Cimpress plc	2,080,830

36,130		Concentrix Corp	1,844,798

120,891	(a)	ExlService Holdings, Inc	5,860,796

110,240		Genpact Ltd	5,540,662

15,440	(a)	Huron Consulting Group, Inc	2,081,158

83,650		KBR, Inc	4,417,556

430,190	(a)	Legalzoom.com, Inc	3,148,991

54,150		MAXIMUS, Inc	3,625,884

164,690	(a)	OPENLANE, Inc	3,048,412

171,915		Tetra Tech, Inc	5,362,029

55,590		TriNet Group, Inc	4,354,365

114,483	(a)	Upwork, Inc	1,505,451

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	46,526,157

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.3%

101,990		A-Mark Precious Metals, Inc	2,484,476

347,750		American Eagle Outfitters, Inc	3,661,808

14,170	(a)	Asbury Automotive Group, Inc	3,091,044

174,220		Bath & Body Works, Inc	5,315,452

4,280	(b)	Dillard’s, Inc (Class A)	1,483,705

14,490		Lithia Motors, Inc (Class A)	4,242,092

92,520		Macy’s, Inc	1,056,578

26,830		Penske Auto Group, Inc	4,176,626

44,623		Sonic Automotive, Inc (Class A)	2,709,509

489,367	(a)	Stitch Fix, Inc	1,600,230

140,840		Upbound Group, Inc	2,802,716

111,813	(a)	Urban Outfitters, Inc	5,901,490

128,487	(a)	Valvoline, Inc	4,401,965

171,017	(a)	Warby Parker, Inc	2,823,491

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	45,751,182

		CONSUMER DURABLES & APPAREL - 2.5%

26,670		Acushnet Holdings Corp	1,766,087

108,810	(a)	Amer Sports, Inc	2,638,642

59,930	(a)	BK LC Lux Finco 2 Sarl	3,082,200

40,770		Century Communities, Inc	2,223,596

58,960	(a)	G-III Apparel Group Ltd	1,486,971

69,566		Kontoor Brands, Inc	4,184,395

116,080		Tapestry, Inc	8,201,052

25,310	(a)	Taylor Morrison Home Corp	1,451,529

34,240	(b)	Tempur Sealy International, Inc	2,090,694

23,189	(a)	TopBuild Corp	6,858,379

28	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER DURABLES & APPAREL (continued)

38,320	(a)	Tri Pointe Homes, Inc	$1,178,340

		TOTAL CONSUMER DURABLES & APPAREL	35,161,885

		CONSUMER SERVICES - 4.5%

216,960		ADT, Inc	1,740,019

134,130		Aramark	4,483,966

20,320	(a)	Bright Horizons Family Solutions, Inc	2,548,534

33,970	(a)	Brinker International, Inc	4,562,171

3,345	(a)	Duolingo, Inc	1,302,811

290,820	(a)	Everi Holdings, Inc	4,086,021

79,075	(a)	Frontdoor, Inc	3,250,773

236,661		International Game Technology plc	3,881,240

224,671	(a)	Laureate Education, Inc	4,509,147

174,240	(a)	Life Time Group Holdings, Inc	5,342,198

198,520		OneSpaWorld Holdings Ltd	3,315,284

362,220	(a)	Rush Street Interactive, Inc	4,393,729

43,211		Strategic Education, Inc	3,525,153

12,045		Texas Roadhouse, Inc (Class A)	1,998,988

96,160		Travel & Leisure Co	4,224,309

310,251		Wendy’s Co	3,878,138

65,206		Wyndham Hotels & Resorts, Inc	5,562,072

		TOTAL CONSUMER SERVICES	62,604,553

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%

61,847		Albertsons Cos, Inc	1,359,397

93,699	(a)	Chefs’ Warehouse, Inc	5,338,032

19,021	(a)	Performance Food Group Co	1,534,234

240,350	(a)	United Natural Foods, Inc	6,419,748

107,156	(a)	US Foods Holding Corp	7,035,863

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	21,687,274

		ENERGY - 4.2%

44,290		ChampionX Corp	1,068,718

55,580		Chesapeake Energy Corp	5,774,762

46,320		Chord Energy Corp	4,179,454

325,850		Crescent Energy Co	2,698,038

242,520		EQT Corp	11,990,189

159,040		HF Sinclair Corp	4,782,333

57,675		Ovintiv, Inc	1,936,726

103,947	(a)	Par Pacific Holdings, Inc	1,488,521

429,840		Patterson-UTI Energy, Inc	2,424,298

165,940		PBF Energy, Inc	2,850,849

324,870		Permian Resources Corp	3,833,466

160,460		Sitio Royalties Corp	2,721,402

282,100		TechnipFMC plc	7,946,757

106,681	(b)	Vitesse Energy, Inc	2,181,626

40,750		Weatherford International plc	1,687,050

70,769		World Fuel Services Corp	1,775,594

		TOTAL ENERGY	59,339,783

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.6%

79,300		Agree Realty Corp	6,154,473

146,899		Alexander & Baldwin, Inc	2,523,725

52,424		American Assets Trust, Inc	981,901

40,324		American Homes 4 Rent	1,507,714

172,902		Americold Realty Trust, Inc	3,343,925

252,235		Brixmor Property Group, Inc	6,283,174

254,880		Broadstone Net Lease, Inc	4,123,958

129,230		Corporate Office Properties Trust	3,374,195

48,950		CubeSmart	1,990,796

229,290		DiamondRock Hospitality Co	1,682,989

118,020		Equity Lifestyle Properties, Inc	7,645,336

128,408		Essential Properties Realty Trust, Inc	4,130,885

11,478		Federal Realty Investment Trust	1,079,162

122,666		First Industrial Realty Trust, Inc	5,836,448

57,620		Gaming and Leisure Properties, Inc	2,757,693

See Notes to Financial Statements	29

Portfolio of Investments April 30, 2025 (continued)

Quant Small/Mid Cap Equity

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

109,000		InvenTrust Properties Corp	$3,036,740

169,731		Kite Realty Group Trust	3,674,676

225,311		Mack-Cali Realty Corp	3,496,827

109,960		NETSTREIT Corp	1,789,049

48,380		Phillips Edison & Co, Inc	1,678,786

161,530		Rayonier, Inc	3,951,024

109,976		Regency Centers Corp	7,938,068

272,234		Sabra Health Care REIT, Inc	4,859,377

129,900		Tanger Factory Outlet Centers, Inc	4,093,149

239,780		Washington REIT	3,733,375

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	91,667,445

		FINANCIAL SERVICES - 8.1%

128,760		Annaly Capital Management, Inc	2,523,696

140,279		Brightsphere Investment Group, Inc	3,779,116

161,142		Cannae Holdings, Inc	2,853,825

187,242		Corebridge Financial, Inc	5,547,980

96,610		Enact Holdings, Inc	3,457,672

330,000		Invesco Ltd	4,596,900

135,800		Janus Henderson Group plc	4,509,918

280,940	(a)	LendingClub Corp	2,744,784

27,540		MarketAxess Holdings, Inc	6,102,589

60,980	(a)	NCR Corp ATM	1,702,562

119,762	(a)	NMI Holdings, Inc	4,331,791

446,090	(a)	Pagseguro Digital Ltd	4,474,283

609,506	(a)	Payoneer Global, Inc	4,284,827

96,060		PROG Holdings, Inc	2,532,142

291,820	(a)	Remitly Global, Inc	5,900,600

375,330	(a)	Robinhood Markets, Inc	18,432,456

19,340		SEI Investments Co	1,514,129

797,350	(a)	SoFi Technologies, Inc	9,974,848

59,463		StepStone Group, Inc	2,973,745

42,583	(a)	StoneX Group, Inc	3,771,363

99,720	(a)	Upstart Holdings, Inc	4,766,616

54,254		Victory Capital Holdings, Inc	3,108,212

155,359		Virtu Financial, Inc	6,082,305

322,330		WisdomTree, Inc	2,804,271

		TOTAL FINANCIAL SERVICES	112,770,630

		FOOD, BEVERAGE & TOBACCO - 1.3%

227,010		Dole plc	3,448,282

13,131		Ingredion, Inc	1,744,059

274,800		Primo Brands Corp	8,977,716

71,300		Smithfield Foods, Inc	1,583,573

210,100		Utz Brands, Inc	2,792,229

		TOTAL FOOD, BEVERAGE & TOBACCO	18,545,859

		HEALTH CARE EQUIPMENT & SERVICES - 5.0%

971,259	(a)	agilon health, Inc	4,137,563

186,740	(a)	Alignment Healthcare, Inc	3,309,033

118,181	(a)	AtriCure, Inc	3,534,794

262,000	(a),(b)	BrightSpring Health Services, Inc	4,592,860

109,890	(a)	Doximity, Inc	6,250,543

174,130	(a)	Evolent Health, Inc	1,716,922

73,640	(a)	GeneDx Holdings Corp	4,922,834

85,860	(a)	Globus Medical, Inc	6,162,172

134,943	(a)	Hims & Hers Health, Inc	4,466,613

102,622	(a)	LivaNova plc	3,797,014

60,000	(a)	Novocure Ltd	1,088,400

157,540	(a)	Option Care Health, Inc	5,090,117

111,170	(a)	Phreesia, Inc	2,774,803

160,574	(a)	Privia Health Group, Inc	3,770,278

167,320	(a)	Progyny, Inc	3,821,589

385,700	(a)	Teladoc Health, Inc	2,773,183

13,270		Teleflex, Inc	1,818,654

30	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

43,360	(a)	Tenet Healthcare Corp	$6,198,312

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	70,225,684

		HOUSEHOLD & PERSONAL PRODUCTS - 1.1%

129,065	(a)	BellRing Brands, Inc	9,956,074

49,250		Energizer Holdings, Inc	1,331,720

197,350	(a)	Honest Co, Inc	945,307

51,220		Spectrum Brands Holdings, Inc	3,231,982

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,465,083

		INSURANCE - 4.4%

41,839		American Financial Group, Inc	5,299,328

73,709		Axis Capital Holdings Ltd	7,099,651

144,160		CNO Financial Group, Inc	5,469,430

55,600		Fidelis Insurance Holdings Ltd	909,060

16,680		First American Financial Corp	1,014,311

50,760		Globe Life, Inc	6,260,738

209,220	(a)	Hamilton Insurance Group Ltd	3,870,570

75,260		Mercury General Corp	4,170,909

191,080		Old Republic International Corp	7,184,608

488,065	(a)	Oscar Health, Inc	6,349,726

24,840		Primerica, Inc	6,509,819

8,039		Reinsurance Group of America, Inc (Class A)	1,505,785

63,193		Selective Insurance Group, Inc	5,512,325

		TOTAL INSURANCE	61,156,260

		MATERIALS - 5.8%

110,690		Avient Corp	3,687,084

137,400	(a)	Axalta Coating Systems Ltd	4,465,500

29,470		Balchem Corp	4,613,528

42,118		Carpenter Technology Corp	8,238,702

54,300	(a)	Clearwater Paper Corp	1,458,498

658,760	(a)	Coeur Mining, Inc	3,656,118

354,629	(a)	Constellium SE	3,585,299

78,550		Crown Holdings, Inc	7,566,722

221,610		Element Solutions, Inc	4,523,060

798,750		Hecla Mining Co	4,568,850

132,220		Huntsman Corp	1,759,848

54,366		Minerals Technologies, Inc	2,804,742

239,580		Mosaic Co	7,283,232

41,590		Packaging Corp of America	7,719,520

48,062		Royal Gold, Inc	8,781,408

74,080		Silgan Holdings, Inc	3,826,232

74,747		Worthington Steel, Inc	1,918,008

		TOTAL MATERIALS	80,456,351

		MEDIA & ENTERTAINMENT - 2.3%

79,600	(a)	Cargurus, Inc	2,225,616

99,200	(a)	EverQuote, Inc	2,355,008

683,530	(a)	fuboTV, Inc	2,050,590

164,350	(a)	Grindr, Inc	3,610,769

260,698	(a)	Integral Ad Science Holding Corp	1,843,135

42,470	(a)	Madison Square Garden Entertainment Corp	1,377,727

238,950	(a)	Magnite, Inc	2,841,115

197,790	(a)	MediaAlpha, Inc	1,661,436

125,280		New York Times Co (Class A)	6,522,077

134,440		News Corp (Class A)	3,646,013

216,030		TEGNA, Inc	3,506,167

		TOTAL MEDIA & ENTERTAINMENT	31,639,653

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%

265,670	(a)	ADMA Biologics, Inc	6,322,946

185,200	(a)	Alkermes plc	5,328,204

379,010	(a)	Amicus Therapeutics, Inc	2,910,797

177,250	(a)	Amneal Pharmaceuticals, Inc	1,357,735

22,310	(a)	ANI Pharmaceuticals, Inc	1,579,994

117,360	(a)	Apellis Pharmaceuticals, Inc	2,254,486

See Notes to Financial Statements	31

Portfolio of Investments April 30, 2025 (continued)

Quant Small/Mid Cap Equity

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

577,550	(a)	BioCryst Pharmaceuticals, Inc	$5,111,318

30,460	(a)	Blueprint Medicines Corp	2,726,170

81,460	(a)	Brooks Automation, Inc	2,145,656

231,281	(a)	Codexis, Inc	531,946

86,083	(a)	Exact Sciences Corp	3,928,828

204,473	(a)	Exelixis, Inc	8,005,118

125,501	(a)	Halozyme Therapeutics, Inc	7,708,271

153,050	(a)	Innoviva, Inc	2,860,505

45,340	(a)	Jazz Pharmaceuticals plc	5,302,966

74,530	(a)	Kiniksa Pharmaceuticals Ltd	2,010,074

63,930	(a)	Mirum Pharmaceuticals, Inc	2,777,759

123,950	(a)	Myriad Genetics, Inc	918,470

81,197	(a)	Natera, Inc	12,255,063

122,597	(a)	PTC Therapeutics, Inc	6,110,234

149,905		QIAGEN NV	6,408,439

34,120	(a)	TG Therapeutics, Inc	1,552,801

177,170	(a)	Travere Therapeutics, Inc	3,686,908

90,190	(a)	Twist Bioscience Corp	3,456,081

89,040	(a)	Ultragenyx Pharmaceutical, Inc	3,470,779

173,512	(a)	Veracyte, Inc	5,292,116

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	106,013,664

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%

925,140	(a)	Compass, Inc	7,142,081

141,074	(b)	eXp World Holdings, Inc	1,292,238

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	8,434,319

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%

23,110	(a)	Ambarella, Inc	1,109,049

22,740	(a)	Cirrus Logic, Inc	2,183,950

151,312	(a)	Credo Technology Group Holding Ltd	6,513,981

41,380	(a)	MACOM Technology Solutions Holdings, Inc	4,293,175

6,150	(a)	Onto Innovation, Inc	750,115

26,630	(a)	Rambus, Inc	1,299,278

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	16,149,548

		SOFTWARE & SERVICES - 6.4%

33,390	(a)	Alkami Technology, Inc	891,179

69,940		Amdocs Ltd	6,195,285

6,081	(a)	Appfolio, Inc	1,255,848

7,700	(a)	AppLovin Corp	2,073,687

154,070	(a)	Box, Inc	4,810,066

202,693		Clear Secure, Inc	5,002,463

181,670	(a)	Clearwater Analytics Holdings, Inc	4,131,176

47,290	(a)	Commvault Systems, Inc	7,903,578

109,340	(a)	Confluent, Inc	2,603,385

46,649	(a)	Dynatrace, Inc	2,191,104

50,150	(a)	Elastic NV	4,322,930

196,590	(a)	Freshworks, Inc	2,903,634

16,170	(a)	Gitlab, Inc	754,654

233,774	(a)	Kyndryl Holdings, Inc	7,578,953

34,412	(a)	Manhattan Associates, Inc	6,104,345

154,706	(a)	Nutanix, Inc	10,628,302

28,500		Pegasystems, Inc	2,624,280

185,040	(a)	PROS Holdings, Inc	3,160,483

28,108	(a)	Q2 Holdings, Inc	2,227,559

48,514	(a)	SentinelOne, Inc	897,509

22,317	(a)	SPS Commerce, Inc	3,202,713

119,060	(a)	Tenable Holdings, Inc	3,639,664

120,580	(a)	Unity Software, Inc	2,540,621

25,630	(a)	Workiva, Inc	1,929,170

		TOTAL SOFTWARE & SERVICES	89,572,588

		TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%

65,390		Benchmark Electronics, Inc	2,127,137

94,506	(a)	Calix, Inc	3,866,241

32	See Notes to Financial Statements

SHARES		DESCRIPTION		VALUE

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)

111,488	(a)	Extreme Networks, Inc		$1,467,182

27,581	(a)	Fabrinet		5,655,760

44,969	(a)	Itron, Inc		5,004,600

25,980		Jabil Inc		3,807,629

104,180		Juniper Networks, Inc		3,783,818

6,100		Littelfuse, Inc		1,112,091

309,230	(a)	Mirion Technologies, Inc		4,879,649

36,540	(a)	Plexus Corp		4,473,592

67,884	(a)	Sanmina Corp		5,212,812

188,720	(a)	TTM Technologies, Inc		3,778,174

58,330		Vontier Corp		1,855,477

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		47,024,162

		TELECOMMUNICATION SERVICES - 0.4%

41,763	(a),(c)	GCI Liberty, Inc		418

71,940		Iridium Communications, Inc		1,735,912

294,320	(a)	Liberty Global Ltd		3,222,804

		TOTAL TELECOMMUNICATION SERVICES		4,959,134

		TRANSPORTATION - 1.4%

76,190		CH Robinson Worldwide, Inc		6,797,672

124,600	(a)	GXO Logistics, Inc		4,515,504

39,374		Hub Group, Inc (Class A)		1,243,824

61,710		Knight-Swift Transportation Holdings, Inc		2,417,181

347,095	(a)	Lyft, Inc (Class A)		4,303,978

		TOTAL TRANSPORTATION		19,278,159

		UTILITIES - 3.2%

36,633		Allete, Inc		2,399,095

96,380		Avista Corp		3,996,879

99,750		Clearway Energy, Inc (Class A)		2,728,163

27,814		MGE Energy, Inc		2,514,942

43,064		New Jersey Resources Corp		2,107,552

78,280		NorthWestern Corp		4,558,244

108,220		NRG Energy, Inc		11,858,748

68,320		ONE Gas, Inc		5,363,803

70,150		Pinnacle West Capital Corp		6,676,877

17,488		Vistra Corp		2,266,969

		TOTAL UTILITIES		44,471,272

		TOTAL COMMON STOCKS (Cost $1,220,060,636)		1,364,846,617

SHARES		DESCRIPTION		VALUE

		INVESTMENT COMPANIES - 1.5%

133,000		Vanguard Russell 2000 ETF		10,473,750

48,000		Vanguard Small-Cap ETF		10,375,200

		TOTAL INVESTMENT COMPANIES (Cost $20,683,207)		20,848,950

		TOTAL LONG-TERM INVESTMENTS (Cost $1,240,743,843)		1,385,695,567

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%

2,741,736	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(e)	2,741,736

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $2,741,736)		2,741,736

See Notes to Financial Statements	33

Portfolio of Investments April 30, 2025 (continued)

Quant Small/Mid Cap Equity

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.5%

		REPURCHASE AGREEMENT - 0.5%

$6,297,000	(f)	Bank of New York Mellon Corp	4.370%	05/01/25	$6,297,000

		TOTAL REPURCHASE AGREEMENT			6,297,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,297,000)			6,297,000

		TOTAL INVESTMENTS - 100.0% (Cost $1,249,782,579)			1,394,734,303

		OTHER ASSETS & LIABILITIES, NET - 0.0%			342,002

		NET ASSETS - 100.0%			$1,395,076,305

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,067,900.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $6,333,522 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $6,423,035.

34	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

Large Cap Responsible Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.4%

		COMMON STOCKS - 99.3%

		AUTOMOBILES & COMPONENTS - 0.1%

82,037	(a)	Aptiv plc	$4,681,031

		TOTAL AUTOMOBILES & COMPONENTS	4,681,031

		BANKS - 2.8%

529,937		Citigroup, Inc	36,237,092

553,751		JPMorgan Chase & Co	135,458,570

		TOTAL BANKS	171,695,662

		CAPITAL GOODS - 7.8%

87,670	(a)	Axon Enterprise, Inc	53,768,011

432,070		Carrier Global Corp	27,021,658

196,504		Caterpillar, Inc	60,772,792

101,538		Deere & Co	47,068,955

214,439		Eaton Corp plc	63,124,409

213,553		Illinois Tool Works, Inc	51,233,500

521,228		Ingersoll Rand, Inc	39,316,228

45,613		Parker-Hannifin Corp	27,598,602

177,393		Quanta Services, Inc	51,921,157

55,887		Trane Technologies plc	21,422,046

32,155		W.W. Grainger, Inc	32,936,688

80,132		Xylem, Inc	9,661,515

		TOTAL CAPITAL GOODS	485,845,561

		COMMERCIAL & PROFESSIONAL SERVICES - 2.5%

204,063		Automatic Data Processing, Inc	61,341,338

866,567	(a)	Copart, Inc	52,886,584

62,227		Paychex, Inc	9,154,836

98,443		Verisk Analytics, Inc	29,181,459

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	152,564,217

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.7%

697,955		eBay, Inc	47,572,613

257,745		Home Depot, Inc	92,914,495

11		LKQ Corp	420

103,153		Lowe’s Cos, Inc	23,060,885

16,072		Pool Corp	4,711,346

497,939		TJX Cos, Inc	64,074,790

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	232,334,549

		CONSUMER DURABLES & APPAREL - 0.2%

102,985	(a)	Deckers Outdoor Corp	11,413,828

		TOTAL CONSUMER DURABLES & APPAREL	11,413,828

		CONSUMER SERVICES - 4.1%

13,737		Booking Holdings, Inc	70,048,809

42,790	(a)	DoorDash, Inc	8,253,763

95,751		Expedia Group, Inc	15,026,205

238,694		McDonald’s Corp	76,298,537

201,028		Royal Caribbean Cruises Ltd	43,202,928

515,327		Starbucks Corp	41,251,926

		TOTAL CONSUMER SERVICES	254,082,168

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%

104,593		Costco Wholesale Corp	104,017,738

254,808		Target Corp	24,639,934

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	128,657,672

		ENERGY - 1.4%

1,211,130		Baker Hughes Co	42,874,002

554,150		ONEOK, Inc	45,528,964

		TOTAL ENERGY	88,402,966

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%

60,407		American Tower Corp	13,616,342

64,949		Equinix, Inc	55,904,852

179,527		Iron Mountain, Inc	16,098,186

See Notes to Financial Statements	35

Portfolio of Investments April 30, 2025 (continued)

Large Cap Responsible Equity

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

480,928	(b)	Prologis, Inc	$49,150,841

376,547		Welltower, Inc	57,457,307

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	192,227,528

		FINANCIAL SERVICES - 12.2%

239,944		American Express Co	63,923,481

100,687		Ameriprise Financial, Inc	47,425,591

405,609		Bank of New York Mellon Corp	32,615,020

284,681		Discover Financial Services	52,002,678

121,989		Goldman Sachs Group, Inc	66,795,077

194,471		Mastercard, Inc (Class A)	106,581,776

122,008		Moody’s Corp	55,284,265

534,143		Morgan Stanley	61,650,785

141,227		Nasdaq Stock Market, Inc	10,762,910

695,623	(a)	PayPal Holdings, Inc	45,799,818

134,278		S&P Global, Inc	67,145,714

409,626		Synchrony Financial	21,280,071

360,884		Visa, Inc (Class A)	124,685,422

		TOTAL FINANCIAL SERVICES	755,952,608

		FOOD, BEVERAGE & TOBACCO - 2.3%

1,118,410		Coca-Cola Co	81,140,645

474,360		PepsiCo, Inc	64,313,729

		TOTAL FOOD, BEVERAGE & TOBACCO	145,454,374

		HEALTH CARE EQUIPMENT & SERVICES - 4.1%

114,872	(a)	Cooper Cos, Inc	9,381,596

362,022	(a)	Edwards Lifesciences Corp	27,329,041

117,039		HCA, Inc	40,387,818

67,230	(a)	IDEXX Laboratories, Inc	29,087,060

30,884	(a)	Insulet Corp	7,791,724

76,830		McKesson Corp	54,763,656

20,010		STERIS plc	4,497,047

196,643		UnitedHealth Group, Inc	80,906,796

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	254,144,738

		HOUSEHOLD & PERSONAL PRODUCTS - 1.6%

74,160		Colgate-Palmolive Co	6,836,810

576,598		Procter & Gamble Co	93,737,537

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	100,574,347

		INSURANCE - 2.8%

15,127		Hartford Financial Services Group, Inc	1,855,629

250,370		Marsh & McLennan Cos, Inc	56,450,924

240,285		Progressive Corp	67,697,896

191,155		Travelers Cos, Inc	50,489,770

		TOTAL INSURANCE	176,494,219

		MATERIALS - 2.0%

8,503		Ball Corp	441,646

215,530		Ecolab, Inc	54,190,708

456,488		International Paper Co	20,852,372

962,539		Newmont Goldcorp Corp	50,706,554

		TOTAL MATERIALS	126,191,280

		MEDIA & ENTERTAINMENT - 6.0%

1,355,355		Comcast Corp (Class A)	46,353,141

343,769		Electronic Arts, Inc	49,877,444

266,660		Fox Corp (Class A)	13,277,001

277,594		Fox Corp (Class B)	12,835,947

329,950	(a)	Live Nation, Inc	43,701,878

97,532	(a)	Netflix, Inc	110,378,915

795,497		News Corp (Class A)	21,573,879

223,053	(a)	Take-Two Interactive Software, Inc	52,042,726

2,780,147	(a)	Warner Bros Discovery, Inc	24,103,874

		TOTAL MEDIA & ENTERTAINMENT	374,144,805

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%

44,168		Agilent Technologies, Inc	4,752,477

36	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

220,882		Amgen, Inc	$64,258,991

267,433		Bristol-Myers Squibb Co	13,425,137

294,668		Danaher Corp	58,736,172

155,111		Eli Lilly & Co	139,437,033

349,999		Gilead Sciences, Inc	37,288,894

124,937	(a)	Vertex Pharmaceuticals, Inc	63,655,402

27,271		West Pharmaceutical Services, Inc	5,762,090

297,921		Zoetis, Inc	46,594,844

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	433,911,040

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%

263,678	(a)	CBRE Group, Inc	32,216,178

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	32,216,178

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.4%

415,128		Applied Materials, Inc	62,563,941

225,269	(a)	First Solar, Inc	28,343,346

2,561,249		Intel Corp	51,481,105

789,133		Lam Research Corp	56,557,162

3,621,679		Nvidia Corp	394,473,277

279,184		NXP Semiconductors NV	51,456,403

376,451		Texas Instruments, Inc	60,250,982

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	705,126,216

		SOFTWARE & SERVICES - 16.4%

168,526	(a)	Adobe, Inc	63,193,880

13,696	(a)	Ansys, Inc	4,408,468

192,655	(a)	Autodesk, Inc	52,835,634

195,557	(a)	Cadence Design Systems, Inc	58,225,141

308,595		International Business Machines Corp	74,624,443

112,562		Intuit, Inc	70,629,278

1,087,845		Microsoft Corp	429,981,615

56,827	(a)	PTC, Inc	8,806,480

291,045		Salesforce, Inc	78,206,702

74,882	(a)	ServiceNow, Inc	71,513,059

114,433	(a)	Synopsys, Inc	52,525,891

216,233	(a)	Workday, Inc	52,977,085

		TOTAL SOFTWARE & SERVICES	1,017,927,676

		TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%

2,763,649		Hewlett Packard Enterprise Co	44,826,387

1,698,763		HP, Inc	43,437,370

324,064	(a)	Keysight Technologies, Inc	47,118,905

517,191	(a)	Trimble Inc	32,138,249

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	167,520,911

		TELECOMMUNICATION SERVICES - 0.9%

1,263,792		Verizon Communications, Inc	55,682,675

		TOTAL TELECOMMUNICATION SERVICES	55,682,675

		TRANSPORTATION - 0.7%

606,530		CSX Corp	17,025,297

151,348		Old Dominion Freight Line	23,198,621

2,274		Union Pacific Corp	490,411

		TOTAL TRANSPORTATION	40,714,329

		UTILITIES - 0.9%

82,289		Edison International	4,403,284

34,033		Eversource Energy	2,024,283

1,082,501		Exelon Corp	50,769,297

		TOTAL UTILITIES	57,196,864

		TOTAL COMMON STOCKS (Cost $3,609,960,031)	6,165,157,442

See Notes to Financial Statements	37

Portfolio of Investments April 30, 2025 (continued)

Large Cap Responsible Equity

SHARES		DESCRIPTION			VALUE

		INVESTMENT COMPANIES - 0.1%

200,000	(c)	Nuveen ESG Large-Cap ETF			$8,823,940

		TOTAL INVESTMENT COMPANIES (Cost $5,657,305)			8,823,940

		TOTAL LONG-TERM INVESTMENTS (Cost $3,615,617,336)			6,173,981,382

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.6%

		GOVERNMENT AGENCY DEBT - 0.1%

$5,000,000		Federal Home Loan Bank Discount Notes	0.000%	05/28/25	4,983,550

		TOTAL GOVERNMENT AGENCY DEBT			4,983,550

		REPURCHASE AGREEMENT - 0.5%

30,798,000	(d)	Bank of New York Mellon Corp	4.370	05/01/25	30,798,000

		TOTAL REPURCHASE AGREEMENT			30,798,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $35,782,111)			35,781,550

		TOTAL INVESTMENTS - 100.0% (Cost $3,651,399,447)			6,209,762,932

		OTHER ASSETS & LIABILITIES, NET - (0.0)%			(2,706,262)

		NET ASSETS - 100.0%			$6,207,056,670

ETF	Exchange Traded Fund

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c)	Affiliated holding
(d)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $31,321,508 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $31,414,039.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

S&P 500 E-Mini Index	107	06/20/25	$29,173,321	$29,890,450	$717,129

38	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

Emerging Markets Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 102.3%

		COMMON STOCKS - 102.3%

		BRAZIL - 9.4%

3,290,898		Arcos Dorados Holdings, Inc	$25,175,370

9,884,600		B3 SA-Brasil Bolsa Balcao	23,495,987

13,464,171	(a)	Cia Brasileira de Distribuicao	10,035,584

14,670,300	(b)	Locaweb Servicos de Internet S.A.	9,331,874

6,136	(a)	Mercadolibre, Inc	14,302,095

711,691	(a)	NU Holdings Ltd	8,846,319

31,886,011		Raizen S.A.	10,169,543

7,703,341		Sendas Distribuidora S.A.	12,474,332

3,426,500		Vale S.A.	31,915,419

		TOTAL BRAZIL	145,746,523

		CHILE - 0.7%

326,548	(c)	Sociedad Quimica y Minera de Chile S.A. (ADR)	11,167,942

		TOTAL CHILE	11,167,942

		CHINA - 25.9%

31,148,079		Agricultural Bank of China Ltd (Class A)	23,248,275

5,217,408		Alibaba Group Holding Ltd	77,896,041

45,320	(a)	BeiGene Ltd (ADR)	11,774,589

621,740		BYD Co Ltd	30,259,183

2,112,185		China Merchants Bank Co Ltd (Class A)	11,854,787

520,303		Contemporary Amperex Technology Co Ltd	16,635,961

3,304,514	(a)	DiDi Global, Inc (ADR)	13,416,327

1,524,127		Full Truck Alliance Co Ltd (ADR)	17,314,083

408,995		Huazhu Group Ltd (ADR)	14,003,989

269,361	(a),(c)	iClick Interactive Asia Group Ltd (ADR)	2,618,189

682,678		JD.com, Inc	11,114,970

864,760		KE Holdings, Inc (ADR)	17,554,628

3,677,900	(a),(b)	Kuaishou Technology	24,275,208

398,800	(a),(b)	Meituan	6,603,106

3,708,164		Ping An Insurance Group Co of China Ltd (Class A)	25,910,940

1,246,576		Tencent Holdings Ltd	76,353,954

3,256,200	(a),(b)	Xiaomi Corp	20,846,841

		TOTAL CHINA	401,681,071

		COLOMBIA - 0.8%

26,497,816	(a)	Almacenes Exito S.A.	12,384,882

		TOTAL COLOMBIA	12,384,882

		HONG KONG - 0.6%

22,290	(a),(d)	Asia Pacific Investment Partners Limited	223

1,812,362	(a)	Melco Crown Entertainment Ltd (ADR)	9,333,664

		TOTAL HONG KONG	9,333,887

		INDIA - 17.9%

1,287,741		Axis Bank Ltd	18,063,284

528,760		Dr Reddy’s Laboratories Ltd	7,422,286

26,821,113		Edelweiss Financial Services Ltd	25,030,621

2,867,368		HDFC Bank Ltd	65,129,242

352,837		HDFC Bank Ltd (ADR)	25,647,722

1,124,943		ICICI Bank Ltd	18,909,474

5,528,461		Reliance Industries Ltd	91,796,358

3,862,927	(a)	Reliance Strategic Investments Ltd	11,930,698

1,553,810		State Bank of India	14,511,962

		TOTAL INDIA	278,441,647

		INDONESIA - 4.0%

54,229,500		Astra International Tbk PT	15,673,731

111,711,900		Bank Rakyat Indonesia	25,873,564

130,039,600		Telkom Indonesia Persero Tbk PT	20,496,667

		TOTAL INDONESIA	62,043,962

		KOREA, REPUBLIC OF - 11.4%

196,646		Celltrion, Inc	22,300,989

See Notes to Financial Statements	39

Portfolio of Investments April 30, 2025 (continued)

Emerging Markets Equity

SHARES		DESCRIPTION		VALUE

		KOREA, REPUBLIC OF (continued)

111,751		Hynix Semiconductor, Inc		$13,943,516

167,675		Hyundai Motor Co		22,468,368

304,587		LG Electronics, Inc		15,288,922

1,975,132		Samsung Electronics Co Ltd		77,064,781

46,363		Samsung Techwin Co Ltd		26,056,172

		TOTAL KOREA, REPUBLIC OF		177,122,748

		MACAU - 1.0%

23,702,500	(c)	Wynn Macau Ltd		15,779,182

		TOTAL MACAU		15,779,182

		MEXICO - 2.9%

431,721		Fomento Economico Mexicano SAB de C.V. (ADR)		45,464,538

		TOTAL MEXICO		45,464,538

		PERU - 1.2%

91,801		Credicorp Ltd		18,561,244

		TOTAL PERU		18,561,244

		SAUDI ARABIA - 2.5%

1,030,722		Al Rajhi Bank		26,776,041

1,685,447	(b)	Saudi Arabian Oil Co		11,395,304

		TOTAL SAUDI ARABIA		38,171,345

		SINGAPORE - 1.6%

2,589,320	(a)	Grab Holdings Ltd		12,635,881

96,156	(a)	Sea Ltd (ADR)		12,889,712

		TOTAL SINGAPORE		25,525,593

		SOUTH AFRICA - 4.3%

650,803		Aspen Pharmacare Holdings Ltd		4,273,497

73,389		Capitec Bank Holdings Ltd		13,621,452

79,472		Naspers Ltd		20,896,537

2,222,532	(a)	Sibanye Stillwater Ltd (ADR)		10,334,774

1,373,801	(c)	Standard Bank Group Ltd		17,156,240

		TOTAL SOUTH AFRICA		66,282,500

		TAIWAN - 15.6%

1,676,030		E Ink Holdings, Inc		11,708,047

489,000		MediaTek, Inc		20,779,110

6,721,400		Taiwan Semiconductor Manufacturing Co Ltd		190,447,853

13,609,000		United Microelectronics Corp		19,096,838

		TOTAL TAIWAN		242,031,848

		TURKEY - 1.4%

3,406,003		Aselsan Elektronik Sanayi Ve Ticaret AS		11,998,926

811,219		BIM Birlesik Magazalar AS		9,530,407

		TOTAL TURKEY		21,529,333

		UNITED STATES - 1.1%

144,182	(a)	Globant S.A.		16,951,478

		TOTAL UNITED STATES		16,951,478

		TOTAL COMMON STOCKS (Cost $1,420,968,615)		1,588,219,723

		TOTAL LONG-TERM INVESTMENTS (Cost $1,420,968,615)		1,588,219,723

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%

6,599,730	(e)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(f)	6,599,730

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $6,599,730)		6,599,730

40	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.8%

		REPURCHASE AGREEMENT - 0.8%

$12,571,000	(g)	Bank of New York Mellon Corp	4.370%	05/01/25	$12,571,000

		TOTAL REPURCHASE AGREEMENT			12,571,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $12,571,000)			12,571,000

		TOTAL INVESTMENTS - 103.5% (Cost $1,440,139,345)			1,607,390,453

		OTHER ASSETS & LIABILITIES, NET - (3.5)%			(54,697,603)

		NET ASSETS - 100.0%			$1,552,692,850

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $72,452,333 or 4.5% of Total Investments.

(c)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,040,538.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Investments made with cash collateral received from securities on loan.
(f)	The rate shown is the one-day yield as of the end of the reporting period.
(g)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $12,806,444 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 11/15/27, valued at $12,822,473.

See Notes to Financial Statements	41

Portfolio of Investments April 30, 2025

International Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 98.6%

		COMMON STOCKS - 98.6%

		AUSTRALIA - 4.5%

3,641,268		BHP Billiton Ltd	$86,784,713

1,343,303		Commonwealth Bank of Australia	143,181,446

18,058,217		Glencore plc	59,208,096

		TOTAL AUSTRALIA	289,174,255

		BRAZIL - 1.0%

10,255,760		Itau Unibanco Holding S.A.	64,297,850

		TOTAL BRAZIL	64,297,850

		DENMARK - 4.1%

498,596		DSV AS	105,682,261

2,401,973		Novo Nordisk A.S.	160,599,545

		TOTAL DENMARK	266,281,806

		FINLAND - 1.4%

6,279,701		Nordea Bank AB publ	86,967,252

		TOTAL FINLAND	86,967,252

		FRANCE - 10.7%

1,001,552		Airbus SE	169,953,861

666,440		Compagnie de Saint-Gobain	72,454,018

524,227		Essilor International S.A.	151,057,575

152,200		Kering	30,965,493

173,233		LVMH Moet Hennessy Louis Vuitton S.A.	95,958,838

1,372,937		Total S.A.	78,195,900

617,907		Vinci S.A.	86,795,739

		TOTAL FRANCE	685,381,424

		GERMANY - 11.2%

1,212,973		Deutsche Post AG.	51,827,906

576,608		HeidelbergCement AG.	115,271,709

2,422,636		Infineon Technologies AG.	80,245,083

83,881		Rheinmetall AG.	142,853,726

1,662,637		RWE AG.	64,567,090

352,820		SAP AG.	103,231,150

691,842		Siemens AG.	159,304,522

		TOTAL GERMANY	717,301,186

		INDIA - 0.9%

407,162		HDFC Bank Ltd (ADR)	29,596,606

1,650,614		Reliance Industries Ltd	27,407,329

		TOTAL INDIA	57,003,935

		INDONESIA - 0.3%

73,742,295		Bank Rakyat Indonesia	17,079,434

		TOTAL INDONESIA	17,079,434

		ITALY - 3.1%

6,612,313		Enel S.p.A.	57,321,964

1,249,586		Moncler S.p.A	77,125,537

1,150,888		UniCredit S.p.A	66,959,653

		TOTAL ITALY	201,407,154

		JAPAN - 21.3%

1,306,300		Advantest Corp	54,650,285

4,283,970		Daiichi Sankyo Co Ltd	109,586,565

8,766,510	(a)	Hitachi Ltd	216,668,787

14,836,689		Mitsubishi UFJ Financial Group, Inc	186,929,245

1,968,601		Nintendo Co Ltd	163,433,238

2,741,214		ORIX Corp	54,988,833

497,967		Recruit Holdings Co Ltd	27,594,967

2,078,100		SBI Holdings, Inc	54,642,536

6,667,335		Sony Corp	175,902,861

7,445,342		Sumitomo Mitsui Financial Group, Inc	177,625,114

42	See Notes to Financial Statements

SHARES		DESCRIPTION		VALUE

		JAPAN (continued)

7,573,848		Toyota Motor Corp		$144,656,041

		TOTAL JAPAN		1,366,678,472

		KOREA, REPUBLIC OF - 0.8%

1,272,748		Samsung Electronics Co Ltd		49,659,489

		TOTAL KOREA, REPUBLIC OF		49,659,489

		MEXICO - 0.8%

278,158		Fomento Economico Mexicano SAB de C.V. (ADR)		29,292,819

2,749,100		Grupo Financiero Banorte S.A. de C.V.		23,623,994

		TOTAL MEXICO		52,916,813

		NETHERLANDS - 5.6%

121,408		ASML Holding NV		81,275,600

916,444		Heineken NV		82,035,637

5,584,713		ING Groep NV		108,451,323

18,491,151		Koninklijke KPN NV		86,018,126

		TOTAL NETHERLANDS		357,780,686

		SPAIN - 5.8%

11,935,226		Banco Bilbao Vizcaya Argentaria S.A.		163,799,504

17,241,965	(b)	Banco Santander S.A.		121,398,275

4,847,518		Iberdrola S.A.		87,380,652

		TOTAL SPAIN		372,578,431

		SWITZERLAND - 4.5%

444,896		Cie Financiere Richemont S.A.		78,615,436

120,582		Lonza Group AG.		86,639,276

174,068		Zurich Insurance Group AG		123,461,306

		TOTAL SWITZERLAND		288,716,018

		TAIWAN - 0.8%

299,397		Taiwan Semiconductor Manufacturing Co Ltd (ADR)		49,906,486

		TOTAL TAIWAN		49,906,486

		UNITED KINGDOM - 8.5%

1,129,595		AstraZeneca plc		161,833,462

19,550,307		Barclays plc		77,881,406

2,162,219		British American Tobacco plc		94,182,683

4,175,742		National Grid plc		60,273,080

275,824		Reckitt Benckiser Group plc		17,803,484

2,077,535		Unilever plc		132,276,406

		TOTAL UNITED KINGDOM		544,250,521

		UNITED STATES - 13.3%

5,723,524		BP plc		26,427,748

1,523,425		CRH plc		145,365,213

26,469,697		Haleon plc		133,192,080

235,702	(a)	Linde plc		106,827,217

451,554		Nestle S.A.		48,062,226

294,067		Novartis AG.		33,540,461

358,661		Roche Holding AG.		117,277,253

5,165,695		Shell plc		166,706,002

1,838,442		Smurfit WestRock plc		77,251,333

		TOTAL UNITED STATES		854,649,533

		TOTAL COMMON STOCKS (Cost $4,374,794,386)		6,322,030,745

		TOTAL LONG-TERM INVESTMENTS (Cost $4,374,794,386)		6,322,030,745

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.9%

119,980,747	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(d)	119,980,747

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $119,980,747)		119,980,747

See Notes to Financial Statements	43

Portfolio of Investments April 30, 2025 (continued)

International Equity

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.7%

		GOVERNMENT AGENCY DEBT - 0.1%

$5,000,000		Federal Home Loan Bank Discount Notes	0.000%	05/28/25	$4,983,550

		TOTAL GOVERNMENT AGENCY DEBT			4,983,550

		REPURCHASE AGREEMENT - 1.6%

101,090,000	(e)	Bank of New York Mellon Corp	4.370	05/01/25	101,090,000

		TOTAL REPURCHASE AGREEMENT			101,090,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $106,074,111)			106,073,550

		TOTAL INVESTMENTS - 102.2% (Cost $4,600,849,244)			6,548,085,042

		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(139,569,939)

		NET ASSETS - 100.0%			$6,408,515,103

ADR	American Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $108,876,709.
(c)	Investments made with cash collateral received from securities on loan.
(d)	The rate shown is the one-day yield as of the end of the reporting period.
(e)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $102,808,335 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $103,111,818.

44	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

International Opportunities

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 98.3%

		COMMON STOCKS - 98.3%

		AUSTRALIA - 1.5%

1,767,689		Australia & New Zealand Banking Group Ltd	$33,802,202

		TOTAL AUSTRALIA	33,802,202

		BRAZIL - 6.7%

684,163	(a)	Empresa Brasileira de Aeronautica S.A. (ADR)	31,430,448

5,265,070		Itau Unibanco Holding S.A.	33,009,029

5,281	(a)	Mercadolibre, Inc	12,309,219

1,548,775	(a)	Pagseguro Digital Ltd	15,534,213

704,000	(a)	Petro Rio S.A.	4,181,711

2,238,011	(a)	StoneCo Ltd	31,466,435

3,053,100		WEG S.A.	24,015,292

		TOTAL BRAZIL	151,946,347

		CANADA - 7.7%

422,597		Alimentation Couche-Tard, Inc	22,058,668

224,377	(a)	Brookfield Corp	12,053,794

317,489		Canadian National Railway Co	30,747,103

486,747		Dollarama, Inc	60,057,787

355,106	(a)	Shopify, Inc (Class A)	33,774,480

457,647		Suncor Energy, Inc	16,163,378

		TOTAL CANADA	174,855,210

		CHINA - 7.9%

605,500		BYD Co Ltd (H shares)	28,758,954

1,703,357		JD.com, Inc	27,733,078

1,445,700		Tencent Holdings Ltd	88,550,487

1,680,649		Tencent Music Entertainment Group (ADR)	22,554,310

4,153,000	(a),(b)	Wuxi Biologics Cayman, Inc	12,062,088

		TOTAL CHINA	179,658,917

		DENMARK - 3.5%

205,162		Carlsberg AS (Class B)	27,954,070

671,640		Novo Nordisk A.S.	44,906,865

97,437	(a)	Zealand Pharma AS	6,891,339

		TOTAL DENMARK	79,752,274

		FRANCE - 5.1%

152,737		Essilor International S.A.	44,011,623

88,115	(a)	L’Oreal S.A.	38,934,992

58,810		LVMH Moet Hennessy Louis Vuitton S.A.	32,576,583

		TOTAL FRANCE	115,523,198

		GERMANY - 6.5%

164,525		Deutsche Boerse AG.	52,992,491

231,527		Dr ING hc F Porsche AG.	11,639,241

208,360		SAP AG.	60,963,784

438,210	(b)	Siemens Healthineers AG.	23,622,740

		TOTAL GERMANY	149,218,256

		INDIA - 1.4%

946,652		Axis Bank Ltd	13,278,791

5,857,167	(a)	Reliance Strategic Investments Ltd	18,089,934

		TOTAL INDIA	31,368,725

		INDONESIA - 0.9%

86,868,400		Bank Rakyat Indonesia	20,119,567

		TOTAL INDONESIA	20,119,567

		ITALY - 3.8%

2,626,022	(c)	Davide Campari-Milano NV	17,621,233

91,218		Ferrari NV	41,757,845

461,797		Moncler S.p.A	28,502,513

		TOTAL ITALY	87,881,591

		JAPAN - 11.7%

732,300		Daiichi Sankyo Co Ltd	18,732,681

1,477,100		Fujitsu Ltd	32,814,446

See Notes to Financial Statements	45

Portfolio of Investments April 30, 2025 (continued)

International Opportunities

SHARES		DESCRIPTION	VALUE

		JAPAN (continued)

1,052,400	(a)	Hitachi Ltd	$26,010,605

73,300		Keyence Corp	30,646,108

1,927,100		Mitsubishi Heavy Industries Ltd	37,988,616

1,398,900		MonotaRO Co Ltd	26,904,859

1,069,400		Murata Manufacturing Co Ltd	15,235,270

279,700		Nintendo Co Ltd	23,220,692

192,400		Recruit Holdings Co Ltd	10,661,895

1,702,900		Sony Corp	44,927,243

		TOTAL JAPAN	267,142,415

		MEXICO - 1.9%

402,485		Fomento Economico Mexicano SAB de C.V. (ADR)	42,385,695

		TOTAL MEXICO	42,385,695

		NETHERLANDS - 4.8%

18,806	(a),(b)	Adyen NV	30,432,111

67,250		ASML Holding NV	45,019,967

1,801,470		ING Groep NV	34,983,320

		TOTAL NETHERLANDS	110,435,398

		NORWAY - 0.9%

906,566		Equinor ASA	20,520,688

		TOTAL NORWAY	20,520,688

		PHILIPPINES - 1.2%

7,992,434		BDO Unibank, Inc	22,938,755

5,869,880		Robinsons Retail Holdings, Inc	4,124,837

		TOTAL PHILIPPINES	27,063,592

		PORTUGAL - 1.4%

1,352,005		Jeronimo Martins SGPS S.A.	32,721,722

		TOTAL PORTUGAL	32,721,722

		SINGAPORE - 1.5%

1,058,500		DBS Group Holdings Ltd	34,389,801

		TOTAL SINGAPORE	34,389,801

		SPAIN - 1.3%

393,179		Amadeus IT Holding S.A.	30,948,299

142,139	(a),(c),(d)	Let’s GOWEX S.A.	1,610

		TOTAL SPAIN	30,949,909

		SWITZERLAND - 6.2%

369,312		Galderma Group AG.	42,893,966

6,130		Givaudan S.A.	29,573,323

74,340		Lonza Group AG.	53,413,973

341,546	(a)	On Holding AG.	16,431,778

		TOTAL SWITZERLAND	142,313,040

		TAIWAN - 5.3%

1,281,000	(a)	Eclat Textile Co Ltd	16,697,040

3,667,000		Taiwan Semiconductor Manufacturing Co Ltd	103,902,799

		TOTAL TAIWAN	120,599,839

		UNITED KINGDOM - 8.6%

667,140		Ashtead Group plc	35,713,614

1,871,027		Beazley plc	22,169,177

1,493,107		Compass Group plc	50,339,837

174,489	(a)	Flutter Entertainment plc	42,351,391

560,194		RELX plc	30,572,667

8,564,778		Tritax Big Box REIT plc	16,383,450

		TOTAL UNITED KINGDOM	197,530,136

		UNITED STATES - 8.5%

429,666		CRH plc	40,998,730

81,074	(a)	Linde plc	36,745,169

137,595		Roche Holding AG.	44,991,687

178,110		Schneider Electric S.A.	41,614,645

46	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE

		UNITED STATES (continued)

686,571		Smurfit WestRock plc			$28,849,713

		TOTAL UNITED STATES			193,199,944

		TOTAL COMMON STOCKS (Cost $1,649,378,605)			2,243,378,466

		TOTAL LONG-TERM INVESTMENTS (Cost $1,649,378,605)			2,243,378,466

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%

15,854,774	(e)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(f)		15,854,774

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $15,854,774)			15,854,774

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.2%

		GOVERNMENT AGENCY DEBT - 0.2%

$5,000,000		Federal Home Loan Bank Discount Notes	0.000	05/28/25	4,983,550

		TOTAL GOVERNMENT AGENCY DEBT			4,983,550

		REPURCHASE AGREEMENT - 2.0%

45,890,000	(g)	Bank of New York Mellon Corp	4.370	05/01/25	45,890,000

		TOTAL REPURCHASE AGREEMENT			45,890,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $50,874,111)			50,873,550

		TOTAL INVESTMENTS - 101.2% (Cost $1,716,107,490)			2,310,106,790

		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(28,137,429)

		NET ASSETS - 100.0%			$2,281,969,361

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $66,116,939 or 2.9% of Total Investments.

(c)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,080,634.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Investments made with cash collateral received from securities on loan.
(f)	The rate shown is the one-day yield as of the end of the reporting period.
(g)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $46,670,041 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $46,807,801.

See Notes to Financial Statements	47

Portfolio of Investments April 30, 2025

Quant International Small Cap Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.2%

		COMMON STOCKS - 96.7%

		AUSTRALIA - 6.7%

1,321,801		Abacus Property Group	$964,881

515,161		Abacus Storage King	487,147

787,651		AGL Energy Ltd	5,367,846

649,731		Austal Ltd	2,201,309

1,323,433		Challenger Financial Services Group Ltd	5,996,692

32,201		Codan Ltd	324,339

1,580,451		Deterra Royalties Ltd	3,684,890

3,144,527		Gold Road Resources Ltd	6,100,825

23,532		Growthpoint Properties Australia Ltd	34,909

345,818		HMC Capital Ltd	1,077,149

3,336,512		HomeCo Daily Needs REIT	2,615,770

1,603,198		Macquarie CountryWide Trust	3,829,429

740,745		Magellan Financial Group Ltd	3,631,539

204,944		Netwealth Group Ltd	3,682,238

691,068	(a)	NEXTDC Ltd	5,246,818

383,345	(a)	Nuix Ltd	597,853

68,608		Objective Corp Ltd	687,742

3,332,131		Perenti Ltd	2,914,158

2,601,468		Perseus Mining Ltd	5,575,492

3,665,301		Ramelius Resources Ltd	6,167,988

241,429	(b)	Regis Healthcare Ltd	1,056,001

399,548		Technology One Ltd	7,712,143

1,832,010		Ventia Services Group Pty Ltd	4,960,141

3,068,812		Westgold Resources Ltd	5,829,903

		TOTAL AUSTRALIA	80,747,202

		AUSTRIA - 0.2%

25,544		EVN AG.	668,466

166,897		Uniqa Versicherungen AG.	1,933,948

		TOTAL AUSTRIA	2,602,414

		BELGIUM - 1.1%

13,988		Aedifica S.A.	1,121,365

86,205		Colruyt S.A.	4,145,397

2,414		Dredging Environmental & Marine Engineering NV	361,850

71,758		Fagron NV	1,672,755

40,301		KBC Ancora	2,640,518

413,638		Proximus plc	3,176,999

		TOTAL BELGIUM	13,118,884

		BERMUDA - 0.1%

153,529		Conduit Holdings Ltd	706,707

		TOTAL BERMUDA	706,707

		BRAZIL - 1.2%

378,946	(a)	Embraer S.A.	4,334,894

745,500		Fleury S.A.	1,706,394

110,200		Grendene S.A.	107,964

4,125,400		Marcopolo S.A.	5,117,542

510,525	(a)	VTEX	2,751,730

20,451		Wilson Sons Holdings Brasil S.A.	61,730

		TOTAL BRAZIL	14,080,254

		BURKINA FASO - 0.6%

1,012,285	(a)	Iamgold Corp	7,173,962

		TOTAL BURKINA FASO	7,173,962

		CANADA - 5.9%

320,873	(b)	Algonquin Power & Utilities Corp	1,729,353

1,147,248	(a)	Allied Gold Corp	4,618,618

86,155		Atco Ltd	3,239,093

2,195,024		B2Gold Corp	6,862,435

107,690		Boardwalk REIT	5,078,287

1,108,617	(a)	Calibre Mining Corp	2,597,442

48	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CANADA (continued)

227,378	(b)	Canaccord Financial, Inc	$1,393,692

821,240		Centerra Gold, Inc	5,498,364

141,457		dentalcorp Holdings Ltd	862,943

43,693		Evertz Technologies Ltd	347,680

128,178	(b)	Extendicare, Inc	1,283,082

986,166	(a)	Fortuna Silver Mines, Inc	6,151,913

167,535		Killam Apartment REIT	2,116,974

55,570	(a)	Major Drilling Group International	351,495

205,341		Maple Leaf Foods, Inc	3,757,982

402,652		RioCan Real Estate Investment Trust	5,029,499

179,570	(b)	Savaria Corp	2,261,233

178,742		Slate Grocery REIT	1,802,201

301,636		SmartCentres REIT	5,577,181

501,784	(b)	Superior Plus Corp	2,518,747

524,365	(a)	Wesdome Gold Mines Ltd	6,450,914

6,965		Westshore Terminals Investment Corp	128,680

26,790	(b)	Winpak Ltd	829,973

		TOTAL CANADA	70,487,781

		CAYMAN ISLANDS - 0.0%

58,563		Patria Investments Ltd	613,740

		TOTAL CAYMAN ISLANDS	613,740

		CHAD - 0.3%

59,654	(a)	Sunrise Communications AG.	3,226,293

		TOTAL CHAD	3,226,293

		CHILE - 0.1%

315,018		Embotelladora Andina S.A.	1,347,382

		TOTAL CHILE	1,347,382

		CHINA - 3.9%

873,000	(a)	ANE Cayman, Inc	928,019

1,484,000		China Foods Ltd	593,060

4,687,000		China Lesso Group Holdings Ltd	2,495,287

1,764,749		China XLX Fertiliser Ltd	1,015,655

4,565,760	(a),(b),(c)	China Zhongwang Holdings Ltd	5,887

661,000		Consun Pharmaceutical Group Ltd	787,203

1,366,000		COSCO SHIPPING International Hong Kong Co Ltd	828,254

236,800		FinVolution Group (ADR)	1,873,088

762,000	(b),(d)	Greentown Management Holdings Co Ltd	261,184

2,152,000		Harbin Power Equipment	1,326,479

1,061,777	(a),(b)	iQIYI, Inc (ADR)	1,953,670

725,500		JNBY Design Ltd	1,371,964

143,400		JOYY, Inc (ADR)	5,902,344

3,104,000	(a),(b)	Kingsoft Cloud Holdings Ltd	2,869,927

5,999,000		Lonking Holdings Ltd	1,510,562

1,759,695		Lufax Holding Ltd (ADR)	5,103,116

1,874,000	(a)	Newborn Town, Inc	1,972,028

84,400	(b)	Shanghai Chicmax Cosmetic Co Ltd	728,148

668,000	(b)	Shoucheng Holdings Ltd	136,916

8,628,000		Shougang Fushan Resources Group Ltd	2,734,192

9,752,000		Sihuan Pharmaceutical Holdings Group Ltd	904,616

2,648,000		Sinopec Kantons Holdings Ltd	1,491,024

1,107,000	(b),(d)	Sunac Services Holdings Ltd	262,127

185,400	(b)	Weibo Corp (ADR)	1,501,740

1,361,000		Xinhua Winshare Publishing and Media Co Ltd	1,970,133

3,016,400	(a)	Yangzijiang Shipbuilding Holdings Ltd	5,166,982

5,522,250	(b),(d)	Yixin Group Ltd	1,517,039

		TOTAL CHINA	47,210,644

		CZECH REPUBLIC - 0.0%

150		Philip Morris CR AS.	121,345

		TOTAL CZECH REPUBLIC	121,345

		DENMARK - 0.7%

34,179	(a)	ALK-Abello A.S.	796,729

1,631,156		Alm Brand AS	3,866,847

See Notes to Financial Statements	49

Portfolio of Investments April 30, 2025 (continued)

Quant International Small Cap Equity

SHARES		DESCRIPTION	VALUE

		DENMARK (continued)

9,854		cBrain A.S.	$254,538

497,660		H Lundbeck A.S.	2,381,558

107,113	(d)	Scandinavian Tobacco Group A.S.	1,559,091

		TOTAL DENMARK	8,858,763

		FINLAND - 0.6%

1,095,606		Mandatum Holding Oy	7,743,227

		TOTAL FINLAND	7,743,227

		FRANCE - 2.4%

33,198		Antin Infrastructure Partners S.A.	388,608

66,168	(a)	Carmila S.A.	1,438,332

634,484	(a),(d)	Elior Group S.A.	1,922,067

122,468		Elis S.A.	3,143,640

5,799		Esso SA Francaise	932,150

114,551		Societe Television Francaise 1	1,094,587

182,150		SPIE S.A.	8,927,636

230,851	(a)	Ubisoft Entertainment	2,719,959

31,893		Vicat S.A.	1,785,798

1,880,323		Vivendi Universal S.A.	5,863,712

		TOTAL FRANCE	28,216,489

		GERMANY - 3.1%

64,050		Bilfinger Berger AG.	5,447,447

340,892	(a)	Ceconomy AG	1,211,491

819		Cewe Stiftung & Co KGAA	94,712

1,509		Einhell Germany AG.	112,650

100,509		Hensoldt AG.	7,786,309

10,863		Hornbach Holding AG. & Co KGaA	1,223,034

81,662		KION Group AG.	3,475,203

9,025	(a),(d)	Montana Aerospace AG.	180,235

237,028	(a)	Nordex AG.	4,437,954

104,961	(a),(b)	Softwareone Holding AG.	726,561

429,494	(a),(d)	TeamViewer SE	6,598,199

683,398	(a)	TUI AG.	5,258,399

		TOTAL GERMANY	36,552,194

		GREECE - 0.2%

122,077		Athens International Airport S.A.	1,264,761

36,683		Sarantis S.A.	562,368

		TOTAL GREECE	1,827,129

		HONG KONG - 0.7%

2,194,600		Hutchison Port Holdings Trust	326,712

1,085,000	(a)	Super Hi International Holding Ltd	2,352,177

2,652,000		Wasion Holdings Ltd	2,743,502

2,384,000		Yue Yuen Industrial Holdings	3,422,703

		TOTAL HONG KONG	8,845,094

		INDIA - 7.3%

6,171		3M India Ltd	2,205,135

289,099	(a)	Affle India Ltd	5,421,450

24,675		Anveshan Heavy Engineering Ltd	875,813

76,452		Bajaj Electricals Ltd	493,278

288,027		Bharat Dynamics Ltd	5,218,328

106,407	(a)	Borosil Renewables Ltd	622,412

137,949		Central Depository Services India Ltd	2,156,821

57,640		Concord Biotech Ltd	1,033,416

162,872		Data Patterns India Ltd	4,782,589

8,929		ESAB India Ltd	492,919

175,796		Finolex Cables Ltd	1,801,234

867,783		Fortis Healthcare Ltd	7,037,060

316,006		GE T&D India Ltd	5,849,829

47,182		GlaxoSmithKline Pharmaceuticals Ltd	1,656,207

61,569	(a)	Glenmark Life Sciences Ltd	805,229

223,869		Glenmark Pharmaceuticals Ltd	3,660,982

24,502	(a)	Indegene Ltd	158,864

21,628		Ingersoll Rand India Ltd	964,077

50	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		INDIA (continued)

105,402		JB Chemicals & Pharmaceuticals Ltd	$2,008,451

75,867		Kansai Nerolac Paints Ltd	230,927

59,547		Kirloskar Pneumatic Co Ltd	795,578

73,442	(a)	Latent View Analytics Ltd	341,517

534,782		LT Foods Ltd	2,195,591

8,968		Maharashtra Scooters Ltd	1,218,068

372,667		Maharashtra Seamless Ltd	2,898,848

700,916		Man Infraconstruction Ltd	1,274,671

53,683		Mastek Ltd	1,327,983

127,626		National Aluminium Co Ltd	236,620

1,434,062		NCC Ltd	3,588,217

79,570		NESCO Ltd	888,049

623,828		Paisalo Digital Ltd	238,627

7,948		Procter & Gamble Health Ltd	478,101

1,898,085		Rain Industries Ltd	3,179,153

1,845,820	(a)	Reliance Energy Ltd	5,554,069

12,215		SKF India Ltd	561,615

434,587	(a)	Star Health & Allied Insurance Co Ltd	2,012,089

561,248		Sterlite Technologies Ltd	414,563

581,196	(a),(c)	STL Networks Ltd	154,580

192,169		Symphony Ltd	2,622,369

71,416		Tanla Platforms Ltd	400,824

126,205	(a)	TARC Ltd	231,035

727,327		TD Power Systems Ltd	3,722,613

750,032		Triveni Turbine Ltd	4,614,730

110,435		Vaibhav Global Ltd	285,646

56,999		V-Guard Industries Ltd	243,321

		TOTAL INDIA	86,953,498

		INDONESIA - 0.7%

12,092,200		Ciputra Development Tbk PT	670,315

766,600		Cisarua Mountain Dairy PT TBK	211,508

481,175		Indo Tambangraya Megah Tbk PT	637,854

27,082,337		Industri Jamu Dan Farmasi Sido Muncul Tbk PT	970,722

13,931,200		PT Aneka Tambang Tbk	1,820,883

35,404,225		PT Perusahaan Gas Negara Persero Tbk	3,592,700

		TOTAL INDONESIA	7,903,982

		IRELAND - 0.6%

21,176		COSMO Pharmaceuticals NV	1,228,077

436,090		Glanbia plc	5,645,269

		TOTAL IRELAND	6,873,346

		ISRAEL - 2.2%

12,870	(a)	Camtek Ltd	854,627

274,180	(a)	Cellebrite DI Ltd	5,426,022

10,787		Formula Systems 1985 Ltd	952,394

25,733		Matrix IT Ltd	629,867

14,377	(a)	Nayax Ltd	603,606

27,554	(a)	Nova Measuring Instruments Ltd	5,319,931

30,421		Plus500 Ltd	1,247,027

63,054	(a)	Radware Ltd	1,504,468

51,026		Sapiens International Corp NV	1,400,137

393,735	(a)	SimilarWeb Ltd	2,968,762

372,040		ZIM Integrated Shipping Services Ltd	5,710,814

		TOTAL ISRAEL	26,617,655

		ITALY - 1.5%

452,423		Banca Popolare di Sondrio SPA	5,669,257

527,392	(a)	Fincantieri S.p.A	6,870,926

571,524		MFE-MediaForEurope NV	2,078,793

233,142	(d)	Technogym S.p.A	3,150,410

		TOTAL ITALY	17,769,386

		JAPAN - 22.2%

285,000		AEON Financial Service Co Ltd	2,358,356

56,700		Aichi Corp	510,275

See Notes to Financial Statements	51

Portfolio of Investments April 30, 2025 (continued)

Quant International Small Cap Equity

SHARES		DESCRIPTION	VALUE

		JAPAN (continued)

400,500		Anritsu Corp	$4,003,563

108,800		Appier Group, Inc	959,944

8,500		Argo Graphics, Inc	300,519

123,400		Asahi Intecc Co Ltd	1,897,250

33,000		Axial Retailing, Inc	251,033

14,100		C Uyemura & Co Ltd	912,495

59,600	(a)	Canon Electronics, Inc	971,326

57,300	(b)	Central Glass Co Ltd	1,198,836

85,300		Chudenko Corp	2,097,530

55,800	(a),(b)	Cover Corp	855,531

171,200		Cybozu, Inc	3,550,908

118,500		Dai-Dan Co Ltd	3,444,597

19,200		Doshisha Co Ltd	300,913

256,800		Electric Power Development Co	4,508,238

295,500		Fuji Machine Manufacturing Co Ltd	4,394,386

770		Global One Real Estate Investment Corp	642,949

147,300		Glory Ltd	2,593,612

134,200		Gree, Inc	503,913

310,600		GungHo Online Entertainment, Inc	6,572,471

154,700		Heiwa Corp	2,408,033

257,900		Hirogin Holdings, Inc	2,143,655

47,600		Hirose Electric Co Ltd	5,384,198

179,400		Hosiden Corp	2,408,659

86,400		Inaba Denki Sangyo Co Ltd	2,276,052

9,500		Insource Co Ltd	60,830

107,400		Ishikawajima-Harima Heavy Industries Co Ltd	8,412,872

53,800		Itoham Yonekyu Holdings, Inc	1,686,110

218,600		JAC Recruitment Co Ltd	1,270,869

403,900		Jafco Co Ltd	6,801,282

304,300	(b)	Japan Aviation Electronics Industry Ltd	4,874,600

109,500		Justsystems Corp	2,620,641

108,800	(b)	Kanamoto Co Ltd	2,439,519

63,500		Kandenko Co Ltd	1,258,733

63,200		Keiyo Bank Ltd	368,323

5,878		Kenedix Realty Investment Corp	6,121,156

223,300	(b)	Kobe Steel Ltd	2,618,836

345,000		Koei Tecmo Holdings Co Ltd	5,918,589

64,200	(a),(b)	M&A Research Institute Holdings, Inc	576,547

146,700		Maeda Kosen Co Ltd	2,091,379

177,100		Matsui Securities Co Ltd	913,256

15,400		Maxvalu Tokai Co Ltd	326,768

154,300		MCJ Co Ltd	1,442,519

14,300		Mitsubishi Research Institute, Inc	449,038

10,400		Mitsui Mining & Smelting Co Ltd	282,745

215,400		Mixi Inc	4,786,121

21,800		Modec, Inc	661,582

781,200		Monex Group, Inc	3,932,057

67,900		Morita Holdings Corp	1,013,150

355,600	(b)	Namura Shipbuilding Co Ltd	5,018,079

32,000		Nanto Bank Ltd	876,427

161,000		Nihon Parkerizing Co Ltd	1,341,160

38,700		Nippon Densetsu Kogyo Co Ltd	588,161

11,500		Nippon Kanzai Holdings Co Ltd	218,921

192,800		Nippon Light Metal Holdings Co Ltd	2,010,119

18,300		Nishio Rent All Co Ltd	526,568

29,100		Nitta Corp	748,070

37,200		Noevir Holdings Co Ltd	1,075,482

230,100		Nomura Co Ltd	1,389,031

101,800		Noritsu Koki Co Ltd	3,214,542

644,000		NSK Ltd	2,813,054

58,100		OBIC Business Consultants Ltd	2,792,958

152,000		Ohsho Food Service Corp	3,438,360

52	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		JAPAN (continued)

385,100		Oki Electric Industry Co Ltd	$2,564,868

183,700		Orient Corp	1,008,466

23,000		PALTAC Corp	637,827

508,000	(b)	Pigeon Corp	6,151,813

17,700		Plus Alpha Consulting Co Ltd	205,957

122,000		Prima Meat Packers Ltd	1,963,633

231,400		Raito Kogyo Co Ltd	4,303,921

84,900	(b)	Rorze Corp	854,501

14,600		Ryoshoku Ltd	546,575

128,200		Sangetsu Co Ltd	2,607,440

126,000		Sanki Engineering Co Ltd	3,219,422

500,100		Santen Pharmaceutical Co Ltd	5,065,204

43,200		Sanyo Chemical Industries Ltd	1,088,341

269,400		Sega Sammy Holdings, Inc	5,654,296

115,475		Shiga Bank Ltd	4,643,261

92,100		Shimamura Co Ltd	6,128,238

40,700		Shinko Plantech Co Ltd	425,194

215,300		Shinmaywa Industries Ltd	2,028,796

107,300		Shinnihon Corp	1,240,007

135,900		Shizuoka Gas Co Ltd	1,119,904

101,800		SMS Co Ltd	943,478

457		SOSiLA Logistics REIT, Inc	353,547

143,500		Square Enix Co Ltd	8,297,602

30,800		Sumitomo Densetsu Co Ltd	1,131,956

27,600		Sumitomo Osaka Cement Co Ltd	753,717

86,300		Sun Frontier Fudousan Co Ltd	1,181,005

100,100		Suzuken Co Ltd	3,616,376

1,711,200		Systena Corp	4,475,986

6,900		Taihei Dengyo Kaisha Ltd	235,976

252,100		Taikisha Ltd	4,126,368

177,200	(b)	Takeuchi Manufacturing Co Ltd	5,546,775

145,200		TechMatrix Corp	2,073,534

75,600		TKC	2,130,946

157,100		Toenec Corp	1,244,160

322,800		Tokai Tokyo Securities Co Ltd	1,066,159

65,000		Tokyo Kiraboshi Financial Group, Inc	2,569,385

23,200		TOMONY Holdings, Inc	88,900

79,200		Torii Pharmaceutical Co Ltd	2,595,297

184,700		Toyoda Gosei Co Ltd	3,546,546

227,500		Tsubakimoto Chain Co	2,763,743

151,700		UACJ Corp	5,118,106

111,400	(a)	Visional, Inc	6,739,553

162,500		Yurtec Corp	2,098,344

290,200		Zenkoku Hosho Co Ltd	6,296,197

4,400		Zuken, Inc	159,105

		TOTAL JAPAN	265,038,121

		KOREA, REPUBLIC OF - 4.2%

12,905		AfreecaTV Co Ltd	744,597

88,983		Cheil Worldwide, Inc	1,161,366

38,566		CJ ENM Co Ltd	1,677,423

165,727		CS Wind Corp	4,523,989

45,421		Daishin Securities Co Ltd PF	535,591

33,027		DB HiTek Co Ltd	892,822

475,980		DGB Financial Group, Inc	3,441,513

9,837		DoubleUGames Co Ltd	390,325

1,596,786		Hanwha Life Insurance Co Ltd	2,978,598

31,343	(a)	HSD Engine Co Ltd	602,382

3,156		Hyosung TNC Corp	527,935

277,691		Hyundai Marine & Fire Insurance Co Ltd	4,345,029

17,848		Hyundai Mipo Dockyard	2,096,663

28,838		Kangwon Land, Inc	329,190

163,661		KEPCO Plant Service & Engineering Co Ltd	5,055,850

See Notes to Financial Statements	53

Portfolio of Investments April 30, 2025 (continued)

Quant International Small Cap Equity

SHARES		DESCRIPTION	VALUE

		KOREA, REPUBLIC OF (continued)

20,320		Korea Electric Terminal Co Ltd	$921,179

45,406		Korea Gas Corp	1,236,948

26,105		LIG Nex1 Co Ltd	5,897,622

22,093		Medytox, Inc	2,714,202

929		NongShim Co Ltd	263,282

97,055		Orion Holdings Corp	1,250,333

118,007		Poongsan Corp	4,927,151

17,112		S1 Corp (Korea)	762,690

68,382		Samsung Securities Co Ltd	2,506,649

3,518		Seegene, Inc	65,051

2,753		Shinyoung Securities Co Ltd	172,420

		TOTAL KOREA, REPUBLIC OF	50,020,800

		KUWAIT - 0.2%

142,084		Boursa Kuwait Securities Co KPSC	1,257,663

215,361		Humansoft Holding Co KSC	1,667,909

		TOTAL KUWAIT	2,925,572

		MALAYSIA - 0.4%

783,100		Bursa Malaysia BHD	1,341,328

872,200		KPJ Healthcare Bhd	581,432

966,500		Malakoff Corp Bhd	178,426

468,500		United Plantations BHD	2,487,177

		TOTAL MALAYSIA	4,588,363

		MEXICO - 0.4%

103,319	(d)	Banco del Bajio S.A.	247,411

1,130,775		Bolsa Mexicana de Valores SAB de C.V.	2,372,779

430,623		Concentradora Fibra Danhos S.A. de C.V.	486,168

1,025,042	(d)	FIBRA Macquarie Mexico	1,606,782

		TOTAL MEXICO	4,713,140

		NETHERLANDS - 0.6%

104,391		Arcadis NV	5,062,032

31,027		Van Lanschot Kempen NV	1,811,589

		TOTAL NETHERLANDS	6,873,621

		NORWAY - 1.3%

687,125		Aker Solutions ASA	1,864,929

192,698		Hoegh Autoliners ASA	1,550,938

80,670		MPC Container Ships ASA	118,639

32,670		Stolt-Nielsen Ltd	733,510

522,398		Storebrand ASA	6,307,228

571,698		Wallenius Wilhelmsen ASA	4,143,375

22,189		Wilh Wilhelmsen ASA	827,550

		TOTAL NORWAY	15,546,169

		PERU - 0.1%

378,066		Hochschild Mining plc	1,423,681

		TOTAL PERU	1,423,681

		PHILIPPINES - 0.2%

3,213,100		DMCI Holdings, Inc	609,773

2,730,500		LT Group, Inc	580,760

1,426,400	(d)	Monde Nissin Corp	198,682

152,000		Puregold Price Club, Inc	86,946

1,558,100		Semirara Mining & Power Corp	948,445

		TOTAL PHILIPPINES	2,424,606

		POLAND - 0.2%

31,343		Bank Handlowy w Warszawie S.A.	977,569

358,236		Telekomunikacja Polska S.A.	919,130

		TOTAL POLAND	1,896,699

		PORTUGAL - 0.3%

378,762		NOS SGPS S.A.	1,580,732

54	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PORTUGAL (continued)

1,728,595		Sonae SPGS S.A.	$2,195,204

		TOTAL PORTUGAL	3,775,936

		QATAR - 0.2%

3,724,729		Vodafone Qatar QSC	2,414,271

		TOTAL QATAR	2,414,271

		RUSSIA - 0.0%

81,310	(a),(c)	Sistema PJSFC (GDR)	813

		TOTAL RUSSIA	813

		SAUDI ARABIA - 0.5%

749,727		Abdullah Al Othaim Markets Co	1,803,444

163,533		Al Masane Al Kobra Mining Co	2,637,664

177,178		Arabian Cement Co	1,199,782

16,608		Eastern Province Cement Co	148,833

4,705		Jadwa REIT Saudi Fund	12,871

		TOTAL SAUDI ARABIA	5,802,594

		SINGAPORE - 1.2%

4,491,100		NetLink NBN Trust	3,146,280

2,522,300		Riverstone Holdings Ltd	1,747,936

454,700		Sheng Siong Group Ltd	612,630

1,407,700	(b)	UMS Holdings Ltd	1,164,085

550,700		Venture Corp Ltd	4,888,572

6,174,600		Yangzijiang Financial Holding Ltd	3,366,512

		TOTAL SINGAPORE	14,926,015

		SOUTH AFRICA - 0.7%

130,246		Coronation Fund Managers Ltd	267,227

177,538		Investec Ltd	1,108,030

37,207		JSE Ltd	254,611

2,672,983		Momentum Metropolitan Holdings	4,880,022

103,519		Motus Holdings Ltd	484,906

89,935		Resilient REIT Ltd	292,269

57,367		Santam Ltd	1,242,868

		TOTAL SOUTH AFRICA	8,529,933

		SPAIN - 1.7%

550,356		Bankinter S.A.	6,411,062

201,199		Fluidra S.A.	4,658,076

86,783	(d)	Prosegur Cash S.A.	75,307

152,219		Prosegur Cia de Seguridad S.A.	425,676

177,577		Sol Melia S.A.	1,289,071

3,790,869	(d)	Unicaja Banco S.A.	7,225,588

		TOTAL SPAIN	20,084,780

		SWEDEN - 3.6%

159,806	(d)	AcadeMedia AB	1,314,993

195,158	(d)	Ambea AB	2,357,615

559,070		Arjo AB	1,872,915

308,299	(a),(d)	Attendo AB	2,098,721

239,193		Betsson AB	4,183,262

13,827		BioGaia AB	147,192

85,627		Bure Equity AB	2,885,018

4,586		Clas Ohlson AB (B Shares)	129,912

1,665,645	(b)	Corem Property Group AB	842,294

122,883		Creades AB	986,876

271,430		Elekta AB (B Shares)	1,382,155

466,773	(a),(b)	Embracer Group AB	5,890,564

14,370		FastPartner AB	84,436

2,416		INVISIO AB	97,100

2,674		Inwido AB	56,669

28,333	(b)	Loomis AB	1,179,260

67,507		Medicover AB	1,684,584

188,195	(a)	Modern Times Group MTG AB	2,254,796

96,580		Paradox Interactive AB	1,893,530

484,177	(d)	Scandic Hotels Group AB	3,768,466

See Notes to Financial Statements	55

Portfolio of Investments April 30, 2025 (continued)

Quant International Small Cap Equity

SHARES		DESCRIPTION	VALUE

		SWEDEN (continued)

60,446	(a)	Sdiptech AB	$1,353,716

110,130	(b)	SwedenCare AB	439,321

48,713		Synsam AB	247,857

711,833		Truecaller AB	5,356,871

37,685		VBG Group AB	1,054,931

		TOTAL SWEDEN	43,563,054

		SWITZERLAND - 3.2%

140,967		Accelleron Industries AG.	7,567,732

23,487		Allreal Holding AG.	5,175,126

10,860		Belimo Holding AG.	9,227,323

7,586		Burkhalter Holding AG.	1,128,509

22,374		Huber & Suhner AG.	1,968,756

6,020		Intershop Holding AG.	987,736

6,905		Kaba Holding AG.	5,824,762

82,131		Landis&Gyr Group AG.	5,282,425

1,803	(b)	Rieter Holding AG.	152,917

5,770		Siegfried Holding AG.	686,956

		TOTAL SWITZERLAND	38,002,242

		TAIWAN - 4.4%

338,000		Alpha Networks, Inc	291,649

710,000		Arcadyan Technology Corp	5,253,985

359,000		Bizlink Holding, Inc	6,077,218

580,000		Chenbro Micom Co Ltd	4,530,173

334,000		Chicony Electronics Co Ltd	1,609,331

2,888,000		ChipMOS Technologies, Inc	2,389,181

19,000		ECOVE Environment Corp	170,224

2,807,000		Foxconn Technology Co Ltd	5,224,647

441,000		Foxsemicon Integrated Technology, Inc	3,779,362

91,000		GFC Ltd	307,526

1,063,000		Greatek Electronics, Inc	1,827,866

189,000		ITE Technology, Inc	768,863

98,000		Johnson Health Tech Co Ltd	528,795

715,000		Kindom Development Co Ltd	1,140,571

526,000		King Yuan Electronics Co Ltd	1,430,414

1,232,000		Merry Electronics Co Ltd	4,362,367

226,000		Parade Technologies Ltd	3,820,036

742,000	(a)	RichWave Technology Corp	3,197,049

2,383,000		Sigurd Microelectronics Corp	5,400,061

33,000		Wowprime Corp	229,582

		TOTAL TAIWAN	52,338,900

		THAILAND - 1.2%

3,935,300		AP Thailand PCL	941,997

1,734,100		Bangkok Life Assurance PCL	871,925

857,800		Kiatnakin Phatra Bank PCL	1,286,238

4,343,400		Regional Container Lines PCL	2,981,951

6,363,200		Thai Life Insurance PCL	2,336,683

741,800		Thanachart Capital PCL	1,060,153

1,603,600		Tisco Bank PCL	4,704,469

5,644,000		TPI Polene PCL	158,819

		TOTAL THAILAND	14,342,235

		TURKEY - 0.3%

3,695,667	(d)	Mavi Giyim Sanayi Ve Ticaret AS.	3,112,012

345,676		Torunlar Gayrimenkul Yatirim Ortakligi AS	551,952

21,682		Yazicilar Holding AS	154,401

		TOTAL TURKEY	3,818,365

		UNITED ARAB EMIRATES - 0.0%

368,857		Dubai Financial Market PJSC	137,621

		TOTAL UNITED ARAB EMIRATES	137,621

		UNITED KINGDOM - 8.7%

335,028		Allfunds Group PLC	1,891,376

1,193,983		British Land Co plc	6,281,376

572,592		Bytes Technology Group plc	3,893,708

56	See Notes to Financial Statements

SHARES		DESCRIPTION		VALUE

		UNITED KINGDOM (continued)

444,885		Chemring Group plc		$2,376,287

75,557	(d)	CMC Markets plc		244,185

1,085,622		Coats Group plc		1,051,344

36,484		Computacenter plc		1,180,023

592,669	(d)	ConvaTec Group plc		2,060,508

953,764	(a),(d)	Deliveroo plc		2,165,821

31,075		Fevertree Drinks plc		330,885

136,467		Great Portland Estates plc		563,796

100,079		Greggs plc		2,491,465

158,698		Hilton Food Group plc		1,880,208

476,561		Hiscox Ltd		7,013,865

313,348		Hunting plc		1,081,170

496,668		IG Group Holdings plc		7,078,996

425,950		IntegraFin Holdings plc		1,739,566

364,322		Johnson Service Group plc		679,745

44,400	(a),(d)	Just Eat Takeaway.com NV		971,698

361,738		Lancashire Holdings Ltd		2,722,838

1,981,561		Man Group plc		4,325,071

1,197,836		Mitie Group		2,309,866

103,066		Polar Capital Holdings plc		540,661

473,777		Premier Foods plc		1,257,755

722,673		QinetiQ plc		3,803,851

414,723		Redde Northgate plc		1,731,673

833,784		Rightmove plc		8,234,580

1,475,499		Rotork plc		6,007,890

2,344,152		Serco Group plc		5,379,751

3,064,151		Shaftesbury Capital plc		5,565,979

71,885		Softcat plc		1,605,522

409,000	(d)	Spire Healthcare Group plc		1,057,523

669,371		Tate & Lyle plc		4,988,833

1,007,554	(a),(d)	Trustpilot Group plc		3,021,327

540,467		Unite Group plc		6,209,439

		TOTAL UNITED KINGDOM		103,738,581

		UNITED STATES - 0.8%

280,631	(a)	Carnival plc		4,710,395

1,106,500	(d)	JS Global Lifestyle Co Ltd		256,808

263,789	(a)	MDA Ltd		5,149,109

		TOTAL UNITED STATES		10,116,312

		TOTAL COMMON STOCKS

		(Cost $1,026,716,255)		1,156,639,795

SHARES		DESCRIPTION		VALUE

		INVESTMENT COMPANIES - 2.5%

157,286		iShares Core MSCI Emerging Markets ETF		8,520,183

46,082		iShares MSCI Canada ETF		1,956,181

291,083		iShares MSCI EAFE Small-Cap ETF		19,357,019

		TOTAL INVESTMENT COMPANIES

		(Cost $29,192,775)		29,833,383

		TOTAL LONG-TERM INVESTMENTS

		(Cost $1,055,909,030)		1,186,473,178

SHARES		DESCRIPTION	RATE	VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6%

19,463,222	(e)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(f)	19,463,222

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING

		(Cost $19,463,222)		19,463,222

		TOTAL INVESTMENTS - 100.8%

		(Cost $1,075,372,252)		1,205,936,400

		OTHER ASSETS & LIABILITIES, NET - (0.8)%		(9,986,568)

		NET ASSETS - 100.0%		$1,195,949,832

See Notes to Financial Statements	57

Portfolio of Investments April 30, 2025 (continued)

Quant International Small Cap Equity

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,772,132.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $47,233,798 or 3.9% of Total Investments.

(e)	Investments made with cash collateral received from securities on loan.
(f)	The rate shown is the one-day yield as of the end of the reporting period.

58	See Notes to Financial Statements

Portfolio of Investments April 30, 2025

International Responsible Equity

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 98.5%

		COMMON STOCKS - 98.5%

		AUSTRALIA - 7.2%

540,480		Australia & New Zealand Banking Group Ltd	$10,335,197

28,193		Australian Stock Exchange Ltd	1,276,633

484,775		Brambles Ltd	6,370,747

12,852		Cochlear Ltd	2,250,778

464,106		Coles Group Ltd	6,302,469

210,490		Commonwealth Bank of Australia	22,435,938

237,214		Computershare Ltd	6,198,735

637,325		Fortescue Metals Group Ltd	6,582,093

340,069		Goodman Group	6,510,225

1,011,699		Insurance Australia Group Ltd	5,313,918

489,378		QBE Insurance Group Ltd	6,763,165

28,331	(a)	REA Group Ltd	4,501,222

70,394		Stockland Trust Group	247,381

492,720	(a)	Suncorp-Metway Ltd	6,407,373

2,087,315		Telstra Corp Ltd	6,024,192

841,494		Transurban Group	7,583,016

199,185		Wesfarmers Ltd	9,978,421

76,442		WiseTech Global Ltd	4,346,716

306,183		Woolworths Ltd	6,179,579

		TOTAL AUSTRALIA	125,607,798

		AUSTRIA - 0.4%

97,935		Erste Bank der Oesterreichischen Sparkassen AG.	6,632,316

88,152	(b)	Mondi plc	1,338,071

		TOTAL AUSTRIA	7,970,387

		BELGIUM - 0.5%

12,339		Dieteren S.A.	2,464,109

76,040		KBC Groep NV	7,011,554

		TOTAL BELGIUM	9,475,663

		CHILE - 0.3%

229,268		Antofagasta plc	5,031,407

		TOTAL CHILE	5,031,407

		CHINA - 1.2%

1,571,517		BOC Hong Kong Holdings Ltd	6,519,250

238,231		Prosus NV	11,169,363

1,103,939		Wilmar International Ltd	2,589,266

		TOTAL CHINA	20,277,879

		DENMARK - 2.9%

15,339		Coloplast A.S.	1,735,808

42,276		DSV AS	8,960,808

16,708	(b)	Genmab AS	3,542,741

362,003		Novo Nordisk A.S.	24,204,068

54,661		Novozymes A.S.	3,550,632

92,753		Orsted AS	3,690,917

377,212		Vestas Wind Systems A.S.	5,029,066

		TOTAL DENMARK	50,714,040

		FINLAND - 1.6%

11,736		Kesko Oyj (B Shares)	269,445

334,061		Metso Outotec Oyj	3,629,808

244,728		Neste Oil Oyj	2,538,645

754,999		Sampo Oyj	7,564,036

307,053		Stora Enso Oyj (R Shares)	2,852,027

204,986		UPM-Kymmene Oyj	5,429,280

292,420		Wartsila Oyj (B Shares)	5,402,849

		TOTAL FINLAND	27,686,090

		FRANCE - 8.6%

20,137		Aeroports de Paris	2,518,066

288,399	(b)	AXA S.A.	13,640,088

See Notes to Financial Statements	59

Portfolio of Investments April 30, 2025 (continued)

International Responsible Equity

SHARES		DESCRIPTION	VALUE

		FRANCE (continued)

110,161	(b)	Bouygues S.A.	$4,842,160

124,386		Bureau Veritas S.A.	3,948,392

313,744		Carrefour S.A.	4,839,097

196,837		Cie Generale des Etablissements Michelin S.C.A	7,197,491

121,843		Danone	10,484,154

187,174		Dassault Systemes SE	7,014,559

39,884		Eiffage S.A.	5,427,125

44,891		Essilor International S.A.	12,935,476

24,328		Eurazeo	1,778,853

32,448		Fonciere Des Regions	1,819,518

26,141		Gecina S.A.	2,683,599

4,636		Hermes International	12,749,834

23,877		Kering	4,857,839

69,212		Legrand S.A.	7,606,386

32,702	(b)	L’Oreal S.A.	14,449,890

522,940		Orange S. A.	7,586,836

64,363		Publicis Groupe S.A.	6,548,741

130,043		Rexel S.A.	3,613,066

182,756		Societe Generale	9,528,710

66,901		Unibail-Rodamco-Westfield	5,663,507

		TOTAL FRANCE	151,733,387

		GERMANY - 8.8%

32,654		Adidas-Salomon AG.	7,513,409

50,412		Allianz AG.	20,849,229

91,207		Bayerische Motoren Werke AG.	7,735,948

35,840		CTS Eventim AG.	4,246,573

149,244		Daimler AG. (Registered)	8,923,121

35,587		Deutsche Boerse AG.	11,462,354

149,011		Evonik Industries AG.	3,348,701

90,173		GEA Group AG.	5,882,858

59,052		Henkel KGaA	4,167,898

66,976		Henkel KGaA (Preference)	5,201,782

42,174		Knorr-Bremse AG.	4,182,680

33,911		LEG Immobilien SE	2,874,608

42,225		Merck KGaA	5,878,568

4,146		Puma AG. Rudolf Dassler Sport	107,053

118,369		SAP AG.	34,633,433

15,053		Sartorius AG.	3,907,677

93,660		Siemens AG.	21,566,285

48,312	(b),(c)	Zalando SE	1,764,174

		TOTAL GERMANY	154,246,351

		HONG KONG - 1.6%

1,660,515		AIA Group Ltd	12,442,092

213,685		Hong Kong Exchanges and Clearing Ltd	9,335,830

884,502	(a)	MTR Corp	3,053,589

1,388,000		Sino Land Co	1,426,448

232,257		Swire Pacific Ltd (Class A)	2,008,480

		TOTAL HONG KONG	28,266,439

		IRELAND - 0.7%

58,396		Kerry Group plc (Class A)	6,181,902

72,969		Kingspan Group plc	6,157,446

		TOTAL IRELAND	12,339,348

		ISRAEL - 0.4%

464,891		Bank Hapoalim Ltd	6,819,296

		TOTAL ISRAEL	6,819,296

		ITALY - 1.9%

230,782	(a)	Assicurazioni Generali S.p.A.	8,434,559

123,439		Coca-Cola HBC AG.	6,427,928

2,392,496		Intesa Sanpaolo S.p.A.	12,771,826

60	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		ITALY (continued)

85,353		Moncler S.p.A	$5,268,061

		TOTAL ITALY	32,902,374

		JAPAN - 21.2%

184,600		Advantest Corp	7,722,914

109,900		Aeon Co Ltd	3,249,872

297,000		Ajinomoto Co, Inc	6,074,860

234,500		Asahi Kasei Corp	1,634,170

190,100		Asics Corp	4,086,018

428,800		Astellas Pharma, Inc	4,294,065

173,964		Bridgestone Corp	7,274,331

100,054		Dai Nippon Printing Co Ltd	1,394,625

187,700		Daifuku Co Ltd	4,965,503

332,200		Daiichi Sankyo Co Ltd	8,497,879

56,925		Daikin Industries Ltd	6,485,080

194,419		Daiwa House Industry Co Ltd	7,034,648

775,521	(a)	Daiwa Securities Group, Inc	5,099,767

22,700		Don Quijote Co Ltd	698,875

310,983		East Japan Railway Co	6,741,139

58,748		Eisai Co Ltd	1,698,050

241,507		Fanuc Ltd	6,129,365

32,064		Fast Retailing Co Ltd	10,547,285

339,000		FUJIFILM Holdings Corp	6,943,523

405,420		Fujitsu Ltd	9,006,589

87,916		Hankyu Hanshin Holdings, Inc	2,507,556

950,600		Honda Motor Co Ltd	9,672,108

66,500	(b)	Hoya Corp	7,824,794

327,400		Isuzu Motors Ltd	4,403,017

565,056		KDDI Corp	10,014,831

119,200		Kikkoman Corp	1,166,869

247,283		Komatsu Ltd	7,151,317

480,791		Kubota Corp	5,586,978

484,184		Mitsubishi Electric Corp	9,366,730

383,063		Mitsubishi Estate Co Ltd	6,728,875

754,883		Mitsui Fudosan Co Ltd	7,481,379

405,100		Mizuho Financial Group, Inc	10,128,558

351,005		NEC Corp	8,544,451

322,100		Nidec Corp	5,724,142

249,694		Nippon Paint Co Ltd	1,902,360

321,600		Nitto Denko Corp	5,652,703

1,050,100		Nomura Holdings, Inc	5,852,796

110,400		Nomura Research Institute Ltd	4,180,564

72,585		Obayashi Corp	1,126,169

269,353		Oriental Land Co Ltd	5,704,761

336,007		ORIX Corp	6,740,310

626,858		Panasonic Corp	7,187,530

370,900	(b)	Rakuten, Inc	2,186,948

224,878		Recruit Holdings Co Ltd	12,461,671

508,200		Renesas Electronics Corp	5,963,858

307,100		Ricoh Co Ltd	3,230,112

64,600		Secom Co Ltd	2,375,370

108,700		Seiko Epson Corp	1,508,003

18,324		Sekisui Chemical Co Ltd	320,192

42,363		Sekisui House Ltd	973,934

6,002,090		SoftBank Corp	9,082,632

177,000		Softbank Group Corp	8,950,825

242,078		Sompo Holdings, Inc	7,933,161

783,240		Sony Corp	20,664,052

143,732		Sumitomo Metal Mining Co Ltd	3,188,985

268,900		T&D Holdings, Inc	5,721,816

299,769		Tokio Marine Holdings, Inc	12,015,447

74,800		Tokyo Electron Ltd	11,137,594

15,100		Tokyu Corp	183,134

See Notes to Financial Statements	61

Portfolio of Investments April 30, 2025 (continued)

International Responsible Equity

SHARES		DESCRIPTION	VALUE

		JAPAN (continued)

802,240		Toray Industries, Inc	$5,123,516

128,518		West Japan Railway Co	2,703,504

537,000		Yamaha Motor Co Ltd	4,217,455

46,386		Yaskawa Electric Corp	977,320

81,698		Yokogawa Electric Corp	1,767,957

1,221,400		Z Holdings Corp	4,619,360

		TOTAL JAPAN	371,534,202

		LUXEMBOURG - 0.3%

78,539		Eurofins Scientific SE	4,956,309

		TOTAL LUXEMBOURG	4,956,309

		NETHERLANDS - 4.3%

768,738		Aegon NV	4,944,480

31,905		Akzo Nobel NV	2,014,307

8,058	(b)	Argenx SE	5,209,088

44,467		ASML Holding NV	29,768,072

214,868		Koninklijke Ahold Delhaize NV	8,822,275

437,512		Koninklijke KPN NV	2,035,242

117,700		NN Group NV	7,217,411

22,282		Randstad Holdings NV	894,393

241,033		Universal Music Group NV	7,087,691

40,476		Wolters Kluwer NV	7,146,400

		TOTAL NETHERLANDS	75,139,359

		NEW ZEALAND - 0.5%

975,125		Auckland International Airport Ltd	4,355,766

339,826		Meridian Energy Ltd	1,106,174

35,478	(b)	Xero Ltd	3,736,297

		TOTAL NEW ZEALAND	9,198,237

		NORWAY - 1.4%

286,601		DNB Bank ASA	7,164,482

115,693		Gjensidige Forsikring ASA	2,707,082

269,217		Mowi ASA	4,936,487

398,344		Orkla ASA	4,442,513

353,669		Telenor ASA	5,312,102

		TOTAL NORWAY	24,562,666

		PORTUGAL - 0.4%

1,739,972		Energias de Portugal S.A.	6,858,383

		TOTAL PORTUGAL	6,858,383

		SINGAPORE - 1.1%

1,259,464	(b)	Grab Holdings Ltd	6,146,184

842,519		Keppel Corp Ltd	4,235,932

694,005		Oversea-Chinese Banking Corp	8,588,842

		TOTAL SINGAPORE	18,970,958

		SPAIN - 3.5%

102,392		ACS Actividades de Construccion y Servicios S.A.	6,415,353

103,891		Amadeus IT Holding S.A.	8,177,572

902,548		Banco Bilbao Vizcaya Argentaria S.A.	12,386,604

158,177	(c)	Cellnex Telecom S.A.	6,401,320

853,841		Iberdrola S.A.	15,391,213

192,843	(a)	Industria de Diseno Textil S.A.	10,370,129

83,332		Redeia Corp S.A.	1,747,496

		TOTAL SPAIN	60,889,687

		SWEDEN - 3.2%

115,673	(a)	Alfa Laval AB	4,797,633

243,473		Assa Abloy AB	7,390,373

526,985	(a)	Atlas Copco AB	8,157,041

452,569	(a)	Atlas Copco AB	6,284,246

159,018		Boliden AB	4,872,317

67,463		Epiroc AB	1,459,542

42,058		Epiroc AB	824,823

148,477		Essity AB	4,293,812

22,793	(a)	Hennes & Mauritz AB (B Shares)	330,284

62	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		SWEDEN (continued)

315,857	(a)	Sandvik AB	$6,520,687

30,955		Svenska Cellulosa AB (B Shares)	400,265

549,206		Svenska Handelsbanken AB	7,189,002

1,027,227		TeliaSonera AB	3,858,747

		TOTAL SWEDEN	56,378,772

		SWITZERLAND - 5.9%

242,686		ABB Ltd	12,816,428

1,305	(a)	Barry Callebaut AG.	1,169,951

52,826		DSM-Firmenich AG.	5,738,655

4,565		Geberit AG.	3,162,268

1,919		Givaudan S.A.	9,257,946

18,222		Kuehne & Nagel International AG.	4,196,472

14,003		Lonza Group AG.	10,061,284

30,719		SGS S.A.	3,000,054

64,052		SIG Group AG.	1,235,560

29,496		Sika AG.	7,371,273

8,072		Swiss Life Holding	8,059,568

9,119		Swisscom AG.	6,081,307

471,745		UBS Group AG	14,319,992

3,865	(c)	VAT Group AG.	1,395,227

21,155		Zurich Insurance Group AG	15,004,618

		TOTAL SWITZERLAND	102,870,603

		UNITED KINGDOM - 13.1%

192,911		3i Group plc	10,936,321

6,760		Admiral Group plc	294,009

119,222		Ashtead Group plc	6,382,241

166,549		Associated British Foods plc	4,590,948

77,780		AstraZeneca plc	11,143,292

940,897		Aviva plc	7,049,578

250,567		Barratt Developments plc	1,562,082

2,863,702		BT Group plc	6,646,525

90,630		Bunzl plc	2,848,003

73,982		Coca-Cola Europacific Partners plc	6,713,127

293,449		Compass Group plc	9,893,581

31,651		Croda International plc	1,249,382

57,248		DCC plc	3,741,607

2,141,777		HSBC Holdings plc	23,875,201

549,377		Informa plc	5,366,825

955,767		J Sainsbury plc	3,396,904

741,716		Kingfisher plc	2,850,782

2,073,619		Legal & General Group plc	6,529,995

77,630		London Stock Exchange Group plc	12,087,882

559,906		Marks & Spencer Group plc	2,909,576

840,911		National Grid plc	12,137,794

329,763		Pearson plc	5,286,508

134,775		Reckitt Benckiser Group plc	8,699,259

269,204		RELX plc	14,691,846

464,418		Schroders plc	2,046,309

237,334		Segro plc	2,158,946

199,308		Smiths Group plc	4,966,674

512,903		Standard Chartered plc	7,387,473

1,629,573		Tesco plc	8,064,759

308,322		Unilever plc	19,630,825

7,199,861		Vodafone Group plc	7,075,305

101,968		Whitbread plc	3,541,453

576,032		WPP plc	4,465,720

		TOTAL UNITED KINGDOM	230,220,732

		UNITED STATES - 7.5%

97,114		Alcon, Inc	9,435,644

72,326		CSL Ltd	11,609,259

649,935		GSK plc	12,857,466

71,177	(b)	James Hardie Industries plc	1,670,680

See Notes to Financial Statements	63

Portfolio of Investments April 30, 2025 (continued)

International Responsible Equity

SHARES		DESCRIPTION			VALUE

		UNITED STATES (continued)

300,284		Nestle S.A.			$31,961,443

231,837		Novartis AG.			26,442,681

72,899		Schneider Electric S.A.			17,032,542

17,890	(b)	Spotify Technology S.A.			10,984,102

57,812		Swiss Re AG.			10,377,497

		TOTAL UNITED STATES			132,371,314

		TOTAL COMMON STOCKS (Cost $1,377,870,727)			1,727,021,681

		TOTAL LONG-TERM INVESTMENTS (Cost $1,377,870,727)			1,727,021,681

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6%

28,462,853	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(e)		28,462,853

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $28,462,853)			28,462,853

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.0%

		REPURCHASE AGREEMENT - 1.0%

$17,553,000	(f)	Bank of New York Mellon Corp	4.370	05/01/25	17,553,000

		TOTAL REPURCHASE AGREEMENT			17,553,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $17,553,000)			17,553,000

		TOTAL INVESTMENTS - 101.1% (Cost $1,423,886,580)			1,773,037,534

		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(18,773,093)

		NET ASSETS - 100.0%			$1,754,264,441

(a)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,331,048.

(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $9,560,721 or 0.5% of Total Investments.

(d)	Investments made with cash collateral received from securities on loan.

(e)	The rate shown is the one-day yield as of the end of the reporting period.

(f)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $17,851,367 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $17,904,069.

Investments in Derivatives

Futures	Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	139	06/20/25	$16,420,106	$17,338,165	$ 918,059

64	See Notes to Financial Statements

[This page intentionally left blank.]

65

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)	Core Equity	Large Cap Growth	Large Cap Value
ASSETS
Long-term investments, at value*†	$6,372,712,688	$5,657,218,772	$6,162,186,472
Affiliated investments, at value‡	–	–	–
Short-term investments, at value#	23,456,630	32,242,000	23,157,550
Investments purchased with collateral from securities lending, at value (cost approximates value)	–	12,275,993	–
Cash	486	261	96
Cash denominated in foreign currencies^	–	26,254	–
Cash collateral at brokers for investments in futures contracts	–	–	–
Receivables:
Dividends	2,227,036	62	4,118,541
Interest	1,636	3,914	2,206
Investments sold	–	9,544,673	3,134,728
Reclaims	117,977	370,482	211,149
Reimbursement from Adviser	767,805	823,038	752,000
Shares sold	27,269,008	20,185,049	24,131,631
Variation margin on futures contracts	–	–	–
Other	1,084,451	685,602	1,131,296
Total assets	6,427,637,717	5,733,376,100	6,218,825,669
LIABILITIES
Due to affiliates	13,689	13,541	13,910
Cash overdraft	–	–	–
Payables:
Management fees	2,009,402	1,789,898	1,990,463
Collateral from securities lending	–	12,275,993	–
Capital gain taxes	–	–	–
Investments purchased - regular settlement	–	506,529	9,276,837
Shares redeemed	915,279	1,439,358	1,927,722
Service agreement fees	156,248	72,416	219,543
Variation margin on futures contracts	–	–	–
Accrued expenses:
Custodian fees	16,692	26,178	–
Professional fees	20,148	19,755	20,314
Shareholder reporting expenses	31,116	48,797	6,232
Shareholder servicing agent fees	179,641	179,812	25,836
Trustees fees	1,099,358	624,348	1,135,750
12b-1 distribution and service fees	337,848	266,984	37,344
Other	55,249	1,551	501
Total liabilities	4,834,670	17,265,160	14,654,452
Net assets	$6,422,803,047	$5,716,110,940	$6,204,171,217

NET ASSETS CONSIST OF:

Paid-in capital	$4,072,190,815	$2,300,870,247	$3,964,794,184

Total distributable earnings (loss)	2,350,612,232	3,415,240,693	2,239,377,033
Net assets	$6,422,803,047	$5,716,110,940	$6,204,171,217

* Includes securities loaned of	$–	$11,932,145	$–

† Long-term investments, cost	$4,494,043,519	$2,613,933,127	$4,006,717,978

‡ Affiliated investments, cost	$–	$–	$–

# Short-term investments, cost	$23,457,167	$32,242,000	$23,158,111

^ Cash denominated in foreign currencies, cost	$–	$26,201	$–

66	See Notes to Financial Statements

Quant Mid Cap Growth	Mid Cap Value	Quant Small Cap Equity	Quant Small/Mid Cap Equity	Large Cap Responsible Equity	Emerging Markets Equity	International Equity

$804,435,860	$1,617,658,310	$3,007,115,255	$1,385,695,567	$6,165,157,442	$1,588,219,723	$6,322,030,745
–	–	–	–	8,823,940	–	–
1,259,000	9,209,000	39,984,500	6,297,000	35,781,550	12,571,000	106,073,550
9,333	519	30,472,345	2,741,736	–	6,599,730	119,980,747
–	870	–	764	9,705	373,419	66
–	–	–	–	–	172,700	3,288,020
–	–	1,144,794	–	10,015	–	–

193,631	843,638	1,117,793	136,826	4,138,685	2,491,783	26,110,503
153	1,118	3,643	764	3,738	1,526	12,271
–	–	29,426,539	8,430,691	–	1,638,164	4,169,915
–	–	–	–	–	1,578	21,023,077
11,031	21,090	132,625	178,053	1,389	944,059	1,267,083
24,211	532,921	2,028,176	1,600,624	671,613	11,644	466,200
–	–	–	–	38,127	–	–
443,131	990,694	662,667	41,005	667,517	186,840	1,438,415
806,376,350	1,629,258,160	3,112,088,337	1,405,123,030	6,215,303,721	1,613,212,166	6,605,860,592

7,396	8,203	10,933	8,931	13,469	9,052	13,405
7,354	–	1,144,045	–	–	–	–

300,479	585,655	984,397	472,094	747,109	1,048,204	2,259,065
9,333	519	30,472,345	2,741,736	–	6,599,730	119,980,747
–	–	–	–	–	12,721,471	2,440,133
–	–	10,650,885	6,352,015	–	20,911,779	–
294,960	75,737	97,577	183,508	5,748,790	18,826,423	70,849,436
42,779	92,295	96,197	130,606	226,130	9,120	61,533
–	–	213,900	–	–	–	–

8,181	5,823	17,836	9,616	18,144	165,008	103,304
18,869	19,525	16,354	18,315	17,515	24,646	23,525
–	–	4,472	10,309	52,243	10,694	86,617
32,337	35,806	35,425	43,848	73,708	2,822	65,128
444,003	990,589	648,406	43,654	691,468	172,343	1,368,747
30,814	39,706	31,934	4,287	141,020	1,793	53,097
5,657	4,153	16,146	27,806	517,455	16,231	40,752
1,202,162	1,858,011	44,440,852	10,046,725	8,247,051	60,519,316	197,345,489
$805,174,188	$1,627,400,149	$3,067,647,485	$1,395,076,305	$6,207,056,670	$1,552,692,850	$6,408,515,103

$764,803,942	$1,375,512,024	$2,745,501,352	$1,199,859,429	$3,873,282,451	$1,870,264,502	$4,622,132,484
40,370,246	251,888,125	322,146,133	195,216,876	2,333,774,219	(317,571,652)	1,786,382,619
$805,174,188	$1,627,400,149	$3,067,647,485	$1,395,076,305	$6,207,056,670	$1,552,692,850	$6,408,515,103

$4,322,096	$1,626,600	$50,223,246	$3,067,900	$–	$17,040,538	$108,876,709
$761,696,223	$1,390,933,752	$2,687,056,343	$1,240,743,843	$3,609,960,031	$1,420,968,615	$4,374,794,386
$–	$–	$–	$–	$5,657,305	$–	$–
$1,259,000	$9,209,000	$39,985,626	$6,297,000	$35,782,111	$12,571,000	$106,074,111
$–	$–	$–	$–	$–	$171,081	$3,303,983

See Notes to Financial Statements	67

Statement of Assets and Liabilities (continued)

April 30, 2025 (Unaudited)	Core Equity	Large Cap Growth	Large Cap Value
CLASS A:
Net assets	$1,686,395,534	$1,353,511,162	$157,289,935
Shares outstanding	68,746,130	52,695,859	7,668,578
Net asset value (“NAV”) per share	$24.53	$25.69	$20.51
Maximum sales charge	5.75%	5.75%	5.75%
Offering price per share (NAV per share plus maximum sales charge)	$26.03	$27.26	$21.76

CLASS I:
Net assets	$7,906,831	$6,461,376	$590,644
Shares outstanding	571,299	249,960	26,981
NAV and offering price per share	$13.84	$25.85	$21.89

PREMIER CLASS:
Net assets	$10,465,710	$4,172,486	$45,496,576
Shares outstanding	754,375	161,203	2,080,050
NAV and offering price per share	$13.87	$25.88	$21.87

CLASS R6:
Net assets	$1,814,673,188	$1,623,586,920	$2,803,791,262
Shares outstanding	131,284,639	62,765,450	127,982,204
NAV and offering price per share	$13.82	$25.87	$21.91

RETIREMENT CLASS:
Net assets	$817,106,850	$365,769,048	$1,084,215,865
Shares outstanding	56,819,679	14,319,217	49,759,248
NAV and offering price per share	$14.38	$25.54	$21.79

CLASS W:
Net assets	$2,086,254,934	$2,362,609,948	$2,112,786,935
Shares outstanding	151,095,569	91,295,821	96,405,352
NAV and offering price per share	$13.81	$25.88	$21.92

Authorized shares - per class	Unlimited	Unlimited	Unlimited
Par value per share	$0.0001	$0.0001	$0.0001

68	See Notes to Financial Statements

Quant Mid Cap Growth	Mid Cap Value	Quant Small Cap Equity	Quant Small/Mid Cap Equity	Large Cap Responsible Equity	Emerging Markets Equity	International Equity

$152,044,974	$182,422,567	$135,634,424	$21,471,508	$686,896,013	$5,688,036	$242,545,361
8,069,897	11,511,258	8,785,813	1,601,900	32,317,830	713,295	28,720,742
$18.84	$15.85	$15.44	$13.40	$21.25	$7.97	$8.44
5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
$19.99	$16.82	$16.38	$14.22	$22.55	$8.46	$8.95

$138,654	$2,968,412	$14,826,501	$89,630,962	$29,371,717	$111,143	$4,082,559
6,964	177,794	897,444	6,614,525	1,150,833	13,890	275,899
$19.91	$16.70	$16.52	$13.55	$25.52	$8.00	$14.80

$11,568,885	$27,588,314	$42,920,112	$182,198	$36,464,639	$5,564,818	$50,120,240
584,820	1,651,503	2,620,444	13,348	1,433,379	694,562	3,474,629
$19.78	$16.70	$16.38	$13.65	$25.44	$8.01	$14.42

$421,049,568	$949,640,608	$1,981,198,705	$108,997,127	$4,328,486,729	$155,995,509	$2,474,508,658
21,001,927	56,750,818	119,882,012	8,053,984	169,428,462	19,501,920	171,398,864
$20.05	$16.73	$16.53	$13.53	$25.55	$8.00	$14.44

$220,372,107	$464,780,248	$485,963,759	$673,417,242	$1,125,837,572	$45,736,708	$315,460,444
11,637,760	28,074,405	30,820,171	50,211,261	43,050,256	5,746,254	20,905,494
$18.94	$16.56	$15.77	$13.41	$26.15	$7.96	$15.09

$–	$–	$407,103,984	$501,377,268	$–	$1,339,596,636	$3,321,797,841
–	–	24,666,399	36,974,914	–	166,754,002	229,079,014
$–	$–	$16.50	$13.56	$–	$8.03	$14.50

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

See Notes to Financial Statements	69

Statement of Assets and Liabilities (continued)

April 30, 2025 (Unaudited)	International Opportunities	Quant International Small Cap Equity	International Responsible Equity
ASSETS
Long-term investments, at value*†	$2,243,378,466	$1,186,473,178	$1,727,021,681
Short-term investments, at value#	50,873,550	–	17,553,000
Investments purchased with collateral from securities lending, at value (cost approximates value)	15,854,774	19,463,222	28,462,853
Cash	116	–	81,627
Cash denominated in foreign currencies^	556,455	664,170	240,962
Cash collateral at brokers for investments in futures contracts	–	–	814,201
Receivables:
Dividends	4,065,580	7,349,768	7,745,943
Interest	5,570	–	2,131
Investments sold	4,701,321	40,594,941	132
Reclaims	4,976,391	1,085,178	4,700,269
Reimbursement from Adviser	994,449	621,436	47,124
Shares sold	8,664	36,266	1,046,758
Other	151,638	103,452	53,679
Total assets	2,325,566,974	1,256,391,611	1,787,770,360
LIABILITIES
Due to affiliates	9,712	8,644	7,857
Cash overdraft	–	22,885	–
Payables:
Management fees	1,054,806	614,905	404,692
Collateral from securities lending	15,854,774	19,463,222	28,462,853
Capital gain taxes	–	240,952	–
Investments purchased - regular settlement	–	12,160,763	–
Shares redeemed	26,383,931	27,673,338	4,180,002
Service agreement fees	13,298	1,328	159,504
Variation margin on futures contracts	–	–	33,360
Accrued expenses:
Custodian fees	54,836	153,146	35,217
Professional fees	21,767	23,049	22,507
Shareholder reporting expenses	18,104	9,754	19,986
Shareholder servicing agent fees	22,550	842	20,717
Trustees fees	153,471	49,113	32,142
12b-1 distribution and service fees	6,498	187	7,018
Other	3,866	19,651	120,064
Total liabilities	43,597,613	60,441,779	33,505,919
Net assets	$2,281,969,361	$1,195,949,832	$1,754,264,441

NET ASSETS CONSIST OF:
Paid-in capital	$2,357,359,356	$1,118,021,546	$1,391,379,343
Total distributable earnings (loss)	(75,389,995)	77,928,286	362,885,098
Net assets	$2,281,969,361	$1,195,949,832	$1,754,264,441

* Includes securities loaned of	$17,080,634	$42,772,132	$42,331,048
† Long-term investments, cost	$1,649,378,605	$1,055,909,030	$1,377,870,727
# Short-term investments, cost	$50,874,111	$–	$17,553,000
^ Cash denominated in foreign currencies, cost	$558,175	$663,444	$241,922

70	See Notes to Financial Statements

April 30, 2025 (Unaudited)	International Opportunities	Quant International Small Cap Equity	International Responsible Equity
CLASS A:
Net assets	$31,584,659	$931,311	$36,178,872
Shares outstanding	2,078,146	80,913	2,528,965
Net asset value (“NAV”) per share	$15.20	$11.51	$14.31
Maximum sales charge	5.75%	5.75%	5.75%
Offering price per share (NAV per share plus maximum sales charge)	$16.13	$12.21	$15.18

CLASS I:
Net assets	$25,284,918	$168,159	$13,004,305
Shares outstanding	1,661,099	14,651	905,813
NAV and offering price per share	$15.22	$11.48	$14.36

PREMIER CLASS:
Net assets	$2,526,776	$85,403	$679,175
Shares outstanding	165,486	7,327	47,200
NAV and offering price per share	$15.27	$11.66	$14.39

CLASS R6:
Net assets	$137,817,956	$73,001,814	$893,400,691
Shares outstanding	9,043,541	6,356,551	62,189,880
NAV and offering price per share	$15.24	$11.48	$14.37

RETIREMENT CLASS:
Net assets	$67,749,452	$7,006,463	$811,001,398
Shares outstanding	4,462,882	610,664	56,711,074
NAV and offering price per share	$15.18	$11.47	$14.30

CLASS W:
Net assets	$2,017,005,600	$1,114,756,682	$–
Shares outstanding	131,893,786	96,696,701	–
NAV and offering price per share	$15.29	$11.53	$–

Authorized shares - per class	Unlimited	Unlimited	Unlimited
Par value per share	$0.0001	$0.0001	$0.0001

See Notes to Financial Statements	71

Statement of Operations

Six Months Ended April 30, 2025 (Unaudited)	Core Equity	Large Cap Growth	Large Cap Value
INVESTMENT INCOME
Affiliated income	$692,710	$414,734	$498,322
Dividends from unaffiliated investments	41,827,558	17,383,737	62,464,453
Dividends from affiliated investments	–	–	–
Interest	1,322,073	482,328	515,482
Securities lending income, net	–	79,539	2,437
Tax withheld	–	(11,236)	–
Total investment income	43,842,341	18,349,102	63,480,694

EXPENSES
Management fees	12,872,728	12,108,509	13,037,459
12b-1 distribution and service fees — Class A	2,288,063	1,845,536	206,145
12b-1 distribution and service fees — Premier Class	7,220	3,073	37,512
Shareholder servicing agent fees — Class A	376,603	350,813	52,419
Shareholder servicing agent fees — Class I	55	71	87
Shareholder servicing agent fees — Premier Class	71	66	46
Shareholder servicing agent fees — Class R6	938	1,741	1,242
Shareholder servicing agent fees — Retirement Class	868,782	519,819	1,400,283
Shareholder servicing agent fees — Class W	730	859	829
Administrative service fees	41,691	39,316	42,970
Trustees fees	30,599	28,357	37,966
Custodian expenses	25,309	42,188	37,336
Overdraft expense	1,635	56,289	97
Professional fees	22,884	22,296	23,188
Registration fees	46,434	68,239	43,693
Shareholder reporting expenses	43,456	69,897	64,938
Other	77,235	26,529	52,492
Total expenses	16,704,433	15,183,598	15,038,702
Expenses reimbursed by the investment adviser	(4,316,491)	(4,996,307)	(4,354,456)
Fee waiver by investment adviser and Nuveen Securities	–	–	–
Net expenses	12,387,942	10,187,291	10,684,246
Net investment income (loss)	31,454,399	8,161,811	52,796,448

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments*	487,722,140	406,788,856	76,651,003
Futures contracts	–	–	–
Foreign currency transactions	14,350	21,554	172
Net realized gain (loss)	487,736,490	406,810,410	76,651,175
Change in unrealized appreciation (depreciation) on:
Investments‡	(910,110,247)	(575,224,267)	(249,391,794)
Affiliated investments	–	–	–
Futures contracts	–	–	–
Foreign currency translations	(3,794)	24,179	781
Net change in unrealized appreciation (depreciation)	(910,114,041)	(575,200,088)	(249,391,013)
Net realized and unrealized gain (loss)	(422,377,551)	(168,389,678)	(172,739,838)
Net increase (decrease) in net assets from operations	$(390,923,152)	$(160,227,867)	$(119,943,390)

* Net of foreign capital gains tax	$–	$–	$–
‡ Net of change in unrealized foreign capital gains taxes	$–	$–	$–

72	See Notes to Financial Statements

Quant Mid Cap Growth	Mid Cap Value	Quant Small Cap Equity	Quant Small/Mid Cap Equity	Large Cap Responsible Equity	Emerging Markets Equity	International Equity

$63,259	$133,416	$–	$–	$–	$135,918	$363,673
3,341,093	19,277,071	17,129,404	9,195,197	44,157,036	18,072,657	110,076,387
–	–	–	–	169,260	–	–
49,688	282,602	618,918	114,645	753,409	1,192,250	1,009,777
15,965	6,849	863,480	25,675	2,050	93,393	111,320
(15,684)	(16,019)	(142,283)	(37,331)	(72,976)	(1,714,883)	(10,439,242)
3,454,321	19,683,919	18,469,519	9,298,186	45,008,779	17,779,335	101,121,915

2,160,014	3,973,941	6,726,934	3,077,636	4,980,443	6,942,255	14,411,768
207,733	247,571	188,074	30,154	899,935	7,339	293,055
9,255	21,773	34,473	114	28,749	4,242	36,666
61,662	73,057	80,585	11,050	166,135	4,058	105,987
75	253	393	53,152	3,603	77	1,022
54	60	74	34	506	33	42
1,657	1,144	1,477	14,210	4,937	170	1,038
306,611	603,754	671,000	801,158	1,418,005	60,337	390,218
–	–	379	407	–	793	1,171
23,565	27,104	35,503	26,951	51,455	25,061	37,033
4,102	9,166	18,694	7,540	44,640	7,989	29,164
12,109	8,852	27,859	15,897	28,577	310,093	151,309
5,851	19	704	1,756	2,807	26,383	11,990
19,177	20,215	17,785	18,835	19,244	25,225	26,227
33,573	32,852	35,875	31,215	41,840	30,775	40,608
28,003	45,315	38,529	28,907	58,876	22,376	74,872
10,361	12,812	30,195	33,825	352,024	35,927	76,522
2,883,802	5,077,888	7,908,533	4,152,841	8,101,776	7,503,133	15,688,692
–	–	(913,506)	(1,237,788)	–	(6,334,038)	(7,698,616)
–	–	–	–	(9,093)	–	–
2,883,802	5,077,888	6,995,027	2,915,053	8,092,683	1,169,095	7,990,076
570,519	14,606,031	11,474,492	6,383,133	36,916,096	16,610,240	93,131,839

137,950,643	21,370,970	22,012,434	52,390,782	322,854,809	(55,549,983)	219,822,283
–	–	(2,172,971)	–	(6,453,412)	–	–
(29,486)	275	(89,014)	556	301	(832,055)	(2,640,201)
137,921,157	21,371,245	19,750,449	52,391,338	316,401,698	(56,382,038)	217,182,082

(157,989,174)	(152,469,582)	(308,761,955)	(141,754,576)	(500,799,470)	(3,553,088)	95,617,052
–	–	–	–	(353,780)	–	–
–	–	(513,858)	–	1,491,682	–	–
837	–	–	–	–	(156,552)	2,427,586
(157,988,337)	(152,469,582)	(309,275,813)	(141,754,576)	(499,661,568)	(3,709,640)	98,044,638
(20,067,180)	(131,098,337)	(289,525,364)	(89,363,238)	(183,259,870)	(60,091,678)	315,226,720
$(19,496,661)	$(116,492,306)	$(278,050,872)	$(82,980,105)	$(146,343,774)	$(43,481,438)	$408,358,559

$–	$–	$–	$–	$–	$572,482	$–
$–	$–	$–	$–	$–	$1,855,930	$(2,440,133)

See Notes to Financial Statements	73

Statement of Operations (continued)

Six Months Ended April 30, 2025 (Unaudited)	International Opportunities	Quant International Small Cap Equity	International Responsible Equity
INVESTMENT INCOME
Affiliated income	$116,147	$–	$–
Dividends	23,947,276	25,505,488	25,300,732
Interest	1,203,980	27,023	418,638
Securities lending income, net	99,836	633,730	89,180
Tax withheld	(2,514,822)	(2,624,257)	(2,354,340)
Total investment income	22,852,417	23,541,984	23,454,210

EXPENSES
Management fees	6,796,683	3,886,478	2,393,256
12b-1 distribution and service fees — Class A	40,097	1,096	42,705
12b-1 distribution and service fees — Premier Class	1,929	60	512
Shareholder servicing agent fees — Class A	31,194	509	42,005
Shareholder servicing agent fees — Class I	6,819	43	22
Shareholder servicing agent fees — Premier Class	43	25	29
Shareholder servicing agent fees — Class R6	148	115	2,058
Shareholder servicing agent fees — Retirement Class	89,901	8,572	903,508
Shareholder servicing agent fees — Class W	966	705	–
Administrative service fees	25,491	24,115	25,991
Trustees fees	11,111	5,807	7,628
Custodian expenses	118,594	225,635	52,607
Overdraft expense	5,458	31,185	–
Professional fees	22,676	23,446	23,082
Registration fees	65,000	30,900	31,361
Shareholder reporting expenses	26,154	20,835	32,939
Other	18,413	60,530	119,862
Total expenses	7,260,677	4,320,056	3,677,565
Expenses reimbursed by the investment adviser	(6,251,155)	(3,980,482)	(289,075)
Net expenses	1,009,522	339,574	3,388,490
Net investment income (loss)	21,842,895	23,202,410	20,065,720

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments*	48,169,608	20,068,765	8,375,577
Futures contracts	–	–	488,362
Foreign currency transactions	(132,995)	(299,866)	(129,062)
Net realized gain (loss)	48,036,613	19,768,899	8,734,877
Change in unrealized appreciation (depreciation) on:
Investments‡	(36,663,652)	45,021,940	98,595,745
Futures contracts	–	–	1,276,310
Foreign currency translations	433,824	421,945	590,409
Net change in unrealized appreciation (depreciation)	(36,229,828)	45,443,885	100,462,464
Net realized and unrealized gain (loss)	11,806,785	65,212,784	109,197,341
Net increase (decrease) in net assets from operations	$33,649,680	$88,415,194	$129,263,061

* Net of foreign capital gains tax	$–	$103,105	$–
‡ Net of change in unrealized foreign capital gains taxes	$40,099	$1,867,488	$–

74	See Notes to Financial Statements

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75

Statement of Changes in Net Assets

	Core Equity		Large Cap Growth
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$31,454,399	$64,370,130	$8,161,811	$19,982,663
Net realized gain (loss)	487,736,490	600,742,493	406,810,410	444,807,029
Net change in unrealized appreciation (depreciation)	(910,114,041)	1,432,668,793	(575,200,088)	1,539,348,967
Net increase (decrease) in net assets from operations	(390,923,152)	2,097,781,416	(160,227,867)	2,004,138,659
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(109,604,429)	(193,383,039)	(90,841,966)	–
Class I	(788,168)	(828,891)	(403,114)	(6,245)
Premier Class	(867,208)	(1,294,600)	(228,085)	(1,605)
Class R6	(185,957,090)	(308,267,697)	(113,562,836)	(3,464,317)
Retirement Class	(61,333,240)	(88,664,618)	(26,256,946)	(60,378)
Class W	(229,564,891)	(444,236,620)	(169,051,703)	(15,194,214)
Total distributions	(588,115,026)	(1,036,675,465)	(400,344,650)	(18,726,759)
FUND SHARE TRANSACTIONS
Subscriptions	775,502,109	359,394,814	324,806,545	493,730,355
Reinvestments of distributions	564,676,671	986,852,215	395,691,993	18,633,165
Redemptions	(422,628,365)	(1,101,286,826)	(657,121,733)	(1,403,617,968)
Net increase (decrease) from Fund share transactions	917,550,415	244,960,203	63,376,805	(891,254,448)
Net increase (decrease) in net assets	(61,487,763)	1,306,066,154	(497,195,712)	1,094,157,452
Net assets at the beginning of period	6,484,290,810	5,178,224,656	6,213,306,652	5,119,149,200
Net assets at the end of period	$6,422,803,047	$6,484,290,810	$5,716,110,940	$6,213,306,652

76	See Notes to Financial Statements

Large Cap Value		Quant Mid Cap Growth		Mid Cap Value		Quant Small Cap Equity
Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24

$52,796,448	$102,971,915	$570,519	$506,440	$14,606,031	$25,715,753	$11,474,492	$27,575,310
76,651,175	167,787,372	137,921,157	10,303,456	21,371,245	174,299,443	19,750,449	361,817,920
(249,391,013)	1,224,575,872	(157,988,337)	196,732,157	(152,469,582)	296,437,603	(309,275,813)	536,741,743
(119,943,390)	1,495,335,159	(19,496,661)	207,542,053	(116,492,306)	496,452,799	(278,050,872)	926,134,973

(6,331,415)	(12,355,241)	–	–	(13,551,095)	(2,755,294)	(17,751,331)	(2,671,939)
(20,499)	(51,877)	–	(201)	(388,492)	(6,682)	(264,965)	(18,516)
(1,898,891)	(3,235,367)	–	–	(1,931,787)	(496,870)	(5,081,151)	(759,812)
(125,309,558)	(170,542,963)	–	(1,033,192)	(75,195,069)	(17,175,894)	(250,566,587)	(36,802,600)
(40,165,816)	(43,412,797)	–	–	(30,687,682)	(5,890,324)	(61,785,181)	(7,831,860)
(94,026,972)	(182,818,866)	–	–	–	–	(53,347,247)	(13,251,363)
(267,753,151)	(412,417,111)	–	(1,033,393)	(121,754,125)	(26,325,064)	(388,796,462)	(61,336,090)

311,281,283	1,606,170,380	13,265,003	28,470,764	80,044,959	83,893,219	184,331,385	451,471,038
267,185,653	410,535,105	–	1,033,201	121,245,529	26,210,250	388,056,584	61,220,061
(878,166,480)	(720,692,454)	(129,892,868)	(195,165,995)	(183,784,254)	(246,429,831)	(273,007,569)	(355,714,803)
(299,699,544)	1,296,013,031	(116,627,865)	(165,662,030)	17,506,234	(136,326,362)	299,380,400	156,976,296
(687,396,085)	2,378,931,079	(136,124,526)	40,846,630	(220,740,197)	333,801,373	(367,466,934)	1,021,775,179
6,891,567,302	4,512,636,223	941,298,714	900,452,084	1,848,140,346	1,514,338,973	3,435,114,419	2,413,339,240
$6,204,171,217	$6,891,567,302	$805,174,188	$941,298,714	$1,627,400,149	$1,848,140,346	$3,067,647,485	$3,435,114,419

See Notes to Financial Statements	77

Statement of Changes in Net Assets (continued)

	Quant Small/Mid Cap Equity		Large Cap Responsible Equity
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$6,383,133	$12,912,619	$36,916,096	$77,164,182
Net realized gain (loss)	52,391,338	170,468,534	316,401,698	729,152,171
Net change in unrealized appreciation (depreciation)	(141,754,576)	205,667,292	(499,661,568)	1,018,253,660
Net increase (decrease) in net assets from operations	(82,980,105)	389,048,445	(146,343,774)	1,824,570,013
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(2,826,834)	(498,255)	(115,489,269)	(37,955,578)
Class I	(14,950,595)	(952,120)	(4,422,239)	(2,616,609)
Premier Class	(18,609)	(3,265)	(5,139,062)	(2,231,223)
Class R6	(13,340,549)	(2,252,864)	(667,326,601)	(247,051,985)
Retirement Class	(69,674,593)	(8,753,062)	(108,705,819)	(40,974,140)
Class W	(67,581,649)	(18,751,724)	–	–
Total distributions	(168,392,829)	(31,211,290)	(901,082,990)	(330,829,535)
FUND SHARE TRANSACTIONS
Subscriptions	250,275,497	250,000,407	228,075,215	334,817,993
Fund reorganizations (see note 1)	–	–	1,129,088,912	–
Reinvestments of distributions	164,053,948	30,389,759	856,925,121	312,665,542
Redemptions	(144,845,298)	(266,799,812)	(1,193,795,133)	(1,338,201,230)
Net increase (decrease) from Fund share transactions	269,484,147	13,590,354	1,020,294,115	(690,717,695)
Net increase (decrease) in net assets	18,111,213	371,427,509	(27,132,649)	803,022,783
Net assets at the beginning of period	1,376,965,092	1,005,537,583	6,234,189,319	5,431,166,536
Net assets at the end of period	$1,395,076,305	$1,376,965,092	$6,207,056,670	$6,234,189,319

78	See Notes to Financial Statements

Emerging Markets Equity		International Equity		International Opportunities		Quant International Small Cap Equity
Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24

$16,610,240	$38,771,323	$93,131,839	$177,551,548	$21,842,895	$41,283,966	$23,202,410	$35,805,322
(56,382,038)	35,415,264	217,182,082	37,753,621	48,036,613	39,198,022	19,768,899	107,950,643

(3,709,640)	241,247,004	98,044,638	1,010,188,055	(36,229,828)	368,195,283	45,443,885	129,828,643
(43,481,438)	315,433,591	408,358,559	1,225,493,224	33,649,680	448,677,271	88,415,194	273,584,608

(126,543)	(208,705)	(8,868,457)	(9,445,093)	(375,143)	(347,356)	(25,004)	(24,393)
(2,731)	(3,551)	(72,063)	(55,344)	(360,025)	(390,900)	(4,520)	(2,565)
(134,430)	(153,946)	(1,111,592)	(1,278,590)	(33,582)	(29,056)	(2,375)	(2,151)
(4,654,687)	(6,946,603)	(62,056,887)	(69,281,091)	(2,071,673)	(1,741,005)	(2,377,502)	(2,093,206)
(1,119,941)	(2,025,782)	(6,571,696)	(7,334,328)	(876,499)	(886,690)	(205,844)	(213,678)
(49,614,725)	(55,912,001)	(101,169,246)	(106,658,498)	(43,567,777)	(37,680,868)	(44,941,894)	(41,164,803)
(55,653,057)	(65,250,588)	(179,849,941)	(194,052,944)	(47,284,699)	(41,075,875)	(47,557,139)	(43,500,796)

141,297,328	303,552,624	344,486,195	554,086,833	141,099,765	232,005,333	64,487,836	91,334,927
–	–	–	–	–	–	–	–
55,647,950	65,243,522	177,476,410	190,322,229	47,166,570	40,957,849	47,551,365	43,495,620
(253,448,799)	(448,109,967)	(932,033,626)	(1,327,920,252)	(289,707,715)	(473,158,709)	(189,010,747)	(204,177,766)
(56,503,521)	(79,313,821)	(410,071,021)	(583,511,190)	(101,441,380)	(200,195,527)	(76,971,546)	(69,347,219)
(155,638,016)	170,869,182	(181,562,403)	447,929,090	(115,076,399)	207,405,869	(36,113,491)	160,736,593
1,708,330,866	1,537,461,684	6,590,077,506	6,142,148,416	2,397,045,760	2,189,639,891	1,232,063,323	1,071,326,730
$1,552,692,850	$1,708,330,866	$6,408,515,103	$6,590,077,506	$2,281,969,361	$2,397,045,760	$1,195,949,832	$1,232,063,323

See Notes to Financial Statements	79

Statement of Changes in Net Assets (continued)

	International Responsible Equity
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$20,065,720	$41,056,597
Net realized gain (loss)	8,734,877	27,213,530
Net change in unrealized appreciation (depreciation)	100,462,464	235,516,993
Net increase (decrease) in net assets from operations	129,263,061	303,787,120
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(972,460)	(915,113)
Class I	(415,026)	(415,430)
Premier Class	(21,552)	(19,729)
Class R6	(25,335,820)	(25,645,294)
Retirement Class	(19,924,638)	(20,918,259)
Total distributions	(46,669,496)	(47,913,825)
FUND SHARE TRANSACTIONS
Subscriptions	144,852,724	178,024,759
Reinvestments of distributions	41,710,906	42,146,966
Redemptions	(130,148,815)	(247,017,083)
Net increase (decrease) from Fund share transactions	56,414,815	(26,845,358)
Net increase (decrease) in net assets	139,008,380	229,027,937
Net assets at the beginning of period	1,615,256,061	1,386,228,124
Net assets at the end of period	$1,754,264,441	$1,615,256,061

80	See Notes to Financial Statements

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81

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Core Equity
Class A:
4/30/25(d)	$27.60	$0.09	$(1.52)	$(1.43)	$(0.05)	$(1.59)	$(1.64)	$24.53
10/31/24	22.30	0.18	8.22	8.40	(0.12)	(2.98)	(3.10)	27.60
10/31/23	20.52	0.18	2.71	2.89	(0.14)	(0.97)	(1.11)	22.30
10/31/22	28.59	0.20	(4.90)	(4.70)	(0.12)	(3.25)	(3.37)	20.52
10/31/21	21.14	0.12	8.46	8.58	(0.09)	(1.04)	(1.13)	28.59
10/31/20	20.02	0.17	1.86	2.03	(0.15)	(0.76)	(0.91)	21.14
Class I:
4/30/25(d)	16.26	0.07	(0.81)	(0.74)	(0.09)	(1.59)	(1.68)	13.84
10/31/24	14.32	0.14	4.96	5.10	(0.18)	(2.98)	(3.16)	16.26
10/31/23	13.60	0.14	1.74	1.88	(0.19)	(0.97)	(1.16)	14.32
10/31/22	20.09	0.15	(3.23)	(3.08)	(0.16)	(3.25)	(3.41)	13.60
10/31/21	15.17	0.12	5.99	6.11	(0.15)	(1.04)	(1.19)	20.09
10/31/20	14.64	0.15	1.33	1.48	(0.19)	(0.76)	(0.95)	15.17
Premier Class:
4/30/25(d)	16.30	0.06	(0.82)	(0.76)	(0.08)	(1.59)	(1.67)	13.87
10/31/24	14.35	0.12	4.98	5.10	(0.17)	(2.98)	(3.15)	16.30
10/31/23	13.62	0.14	1.74	1.88	(0.18)	(0.97)	(1.15)	14.35
10/31/22	20.11	0.14	(3.23)	(3.09)	(0.15)	(3.25)	(3.40)	13.62
10/31/21	15.19	0.11	5.99	6.10	(0.14)	(1.04)	(1.18)	20.11
10/31/20	14.65	0.15	1.33	1.48	(0.18)	(0.76)	(0.94)	15.19
Class R6:
4/30/25(d)	16.24	0.07	(0.81)	(0.74)	(0.09)	(1.59)	(1.68)	13.82
10/31/24	14.31	0.15	4.95	5.10	(0.19)	(2.98)	(3.17)	16.24
10/31/23	13.58	0.15	1.75	1.90	(0.20)	(0.97)	(1.17)	14.31
10/31/22	20.07	0.17	(3.24)	(3.07)	(0.17)	(3.25)	(3.42)	13.58
10/31/21	15.16	0.14	5.97	6.11	(0.16)	(1.04)	(1.20)	20.07
10/31/20	14.63	0.17	1.33	1.50	(0.21)	(0.76)	(0.97)	15.16
Retirement Class:
4/30/25(d)	16.83	0.05	(0.84)	(0.79)	(0.07)	(1.59)	(1.66)	14.38
10/31/24	14.73	0.11	5.12	5.23	(0.15)	(2.98)	(3.13)	16.83
10/31/23	13.95	0.12	1.80	1.92	(0.17)	(0.97)	(1.14)	14.73
10/31/22	20.51	0.13	(3.31)	(3.18)	(0.13)	(3.25)	(3.38)	13.95
10/31/21	15.47	0.09	6.11	6.20	(0.12)	(1.04)	(1.16)	20.51
10/31/20	14.91	0.13	1.36	1.49	(0.17)	(0.76)	(0.93)	15.47
Class W:
4/30/25(d)	16.23	0.10	(0.81)	(0.71)	(0.12)	(1.59)	(1.71)	13.81
10/31/24	14.30	0.21	4.95	5.16	(0.25)	(2.98)	(3.23)	16.23
10/31/23	13.58	0.21	1.74	1.95	(0.26)	(0.97)	(1.23)	14.30
10/31/22	20.07	0.23	(3.23)	(3.00)	(0.24)	(3.25)	(3.49)	13.58
10/31/21	15.16	0.21	5.98	6.19	(0.24)	(1.04)	(1.28)	20.07
10/31/20	14.64	0.22	1.32	1.54	(0.26)	(0.76)	(1.02)	15.16

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.

(f)

During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

(g)	Does not include in-kind transactions.

82	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

(5.87)%		$ 1,686,396		0.69%(e)		0.69%(e)		0.65%(e)		57%
41.75		1,857,079		0.68		0.68		0.71		25
14.85 (f)		1,396,039		0.70		0.67		0.84		108
(18.73)		1,292,439		0.69		0.62		0.87		74
41.97		1,664,005		0.69		0.69		0.48		61(g)
10.50		1,212,620		0.69		0.69		0.85		64

(5.74)		7,907		0.40 (e)		0.40 (e)		0.93 (e)		57
42.02		3,953		0.50		0.50		0.91		25
14.97 (f)		3,719		0.50		0.50		1.01		108
(18.59)		3,048		0.50		0.50		1.01		74
42.23		3,428		0.50		0.50		0.66		61(g)
10.70		2,701		0.49		0.49		1.04		64

(5.85)		10,466		0.55 (e)		0.55 (e)		0.76 (e)		57
41.96		8,291		0.56		0.55		0.83		25
14.96 (f)		5,566		0.56		0.55		0.98		108
(18.62)		8,396		0.55		0.55		0.87		74
42.08		20,731		0.55		0.55		0.63		61(g)
10.67		25,805		0.55		0.55		1.03		64

(5.74)		1,814,673		0.40 (e)		0.40 (e)		0.93 (e)		57
42.12		1,789,766		0.40		0.40		0.99		25
15.18 (f)		1,357,423		0.41		0.40		1.11		108
(18.53)		1,358,311		0.41		0.40		1.08		74
42.33		1,988,937		0.40		0.40		0.77		61(g)
10.81		1,126,795		0.40		0.40		1.15		64

(5.83)		817,107		0.65 (e)		0.65 (e)		0.65 (e)		57
41.72		592,398		0.65		0.65		0.73		25
14.85 (f)		414,554		0.66		0.65		0.86		108
(18.68)		406,033		0.66		0.65		0.83		74
41.96		577,096		0.65		0.65		0.51		61(g)
10.50		452,343		0.65		0.65		0.89		64

(5.55)		2,086,255		0.40 (e)		0.00 (e)		1.34 (e)		57
42.74		2,232,804		0.40		0.00		1.40		25
15.58 (f)		2,000,924		0.41		0.00		1.51		108
(18.17)		2,049,653		0.41		0.00		1.49		74
42.93		2,739,781		0.40		0.00		1.17		61(g)
11.21		2,914,760		0.40		0.00		1.53		64

See Notes to Financial Statements	83

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income		From Net Realized Gains	Total		Net Asset Value, End of Period
Large Cap Growth
Class A:
4/30/25(d)	$28.18	$(0.01)		$(0.72)	$(0.73)	$(0.00)	(e)	$(1.76)	$(1.76)		$25.69
10/31/24	20.11	(0.01)		8.08	8.07	—		—	—		28.18
10/31/23	16.43	0.02		3.69	3.71	(0.03)		—	(0.03)		20.11
10/31/22	26.77	0.02		(7.87)	(7.85)	—		(2.49)	(2.49)		16.43
10/31/21	27.03	(0.05)		8.14	8.09	(0.04)		(8.31)	(8.35)		26.77
10/31/20	21.34	0.01		6.57	6.58	(0.02)		(0.87)	(0.89)		27.03
Class I:
4/30/25(d)	28.36	0.03		(0.73)	(0.70)	(0.05)		(1.76)	(1.81)		25.85
10/31/24	20.23	0.03		8.14	8.17	(0.04)		—	(0.04)		28.36
10/31/23	16.52	0.06		3.70	3.76	(0.05)		—	(0.05)		20.23
10/31/22	26.88	0.05		(7.91)	(7.86)	(0.01)		(2.49)	(2.50)		16.52
10/31/21	27.12	0.00	(e)	8.17	8.17	(0.10)		(8.31)	(8.41)		26.88
10/31/20	21.41	0.06		6.59	6.65	(0.07)		(0.87)	(0.94)		27.12
Premier Class:
4/30/25(d)	28.36	0.01		(0.73)	(0.72)	—		(1.76)	(1.76)		25.88
10/31/24	20.22	0.03		8.11	8.14	(0.00)	(e)	—	(0.00)	(e)	28.36
10/31/23	16.52	0.05		3.69	3.74	(0.04)		—	(0.04)		20.22
10/31/22	26.88	0.03		(7.90)	(7.87)	—		(2.49)	(2.49)		16.52
10/31/21	27.10	(0.01)		8.16	8.15	(0.06)		(8.31)	(8.37)		26.88
10/31/20	21.40	0.05		6.58	6.63	(0.06)		(0.87)	(0.93)		27.10
Class R6:
4/30/25(d)	28.39	0.03		(0.71)	(0.68)	(0.08)		(1.76)	(1.84)		25.87
10/31/24	20.25	0.06		8.13	8.19	(0.05)		—	(0.05)		28.39
10/31/23	16.54	0.07		3.71	3.78	(0.07)		—	(0.07)		20.25
10/31/22	26.91	0.06		(7.91)	(7.85)	(0.03)		(2.49)	(2.52)		16.54
10/31/21	27.14	0.02		8.17	8.19	(0.11)		(8.31)	(8.42)		26.91
10/31/20	21.43	0.08		6.59	6.67	(0.09)		(0.87)	(0.96)		27.14
Retirement Class:
4/30/25(d)	28.03	(0.01)		(0.71)	(0.72)	(0.01)		(1.76)	(1.77)		25.54
10/31/24	20.00	(0.00	)(e)	8.03	8.03	(0.00)	(e)	—	(0.00)	(e)	28.03
10/31/23	16.33	0.02		3.67	3.69	(0.02)		—	(0.02)		20.00
10/31/22	26.63	0.01		(7.82)	(7.81)	—		(2.49)	(2.49)		16.33
10/31/21	26.93	(0.04)		8.10	8.06	(0.05)		(8.31)	(8.36)		26.63
10/31/20	21.27	0.02		6.54	6.56	(0.03)		(0.87)	(0.90)		26.93
Class W:
4/30/25(d)	28.47	0.08		(0.71)	(0.63)	(0.20)		(1.76)	(1.96)		25.88
10/31/24	20.30	0.17		8.14	8.31	(0.14)		—	(0.14)		28.47
10/31/23	16.59	0.15		3.71	3.86	(0.15)		—	(0.15)		20.30
10/31/22	27.00	0.14		(7.92)	(7.78)	(0.14)		(2.49)	(2.63)		16.59
10/31/21	27.24	0.12		8.19	8.31	(0.24)		(8.31)	(8.55)		27.00
10/31/20	21.50	0.18		6.61	6.79	(0.18)		(0.87)	(1.05)		27.24

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Value rounded to zero.
(f)	Annualized.

(g)

During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

84	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

(3.33)%		$ 1,353,511		0.70%(f)		0.70%(f)		(0.11)%(f)		23%
40.13		1,459,047		0.69		0.69		(0.06)		28
22.60 (g)		1,090,321		0.71		0.68		0.10		44
(32.23)		936,049		0.71		0.62		0.08		64
36.96		1,476,126		0.69		0.69		(0.20)		47
32.05		1,127,972		0.70		0.70		0.04		143

(3.21)		6,461		0.41 (f)		0.41 (f)		0.19 (f)		23
40.40		5,753		0.50		0.50		0.13		28
22.85 (g)		3,623		0.50		0.49		0.30		44
(32.13)		3,715		0.48		0.47		0.23		64
37.25		5,462		0.48		0.48		0.02		47
32.33		4,820		0.48		0.48		0.24		143

(3.28)		4,172		0.56 (f)		0.56 (f)		0.05 (f)		23
40.29		3,801		0.56		0.56		0.12		28
22.69 (g)		7,443		0.57		0.55		0.27		44
(32.17)		11,303		0.56		0.55		0.15		64
37.18		15,987		0.55		0.55		(0.06)		47
32.22		14,407		0.56		0.55		0.22		143

(3.17)		1,623,587		0.41 (f)		0.41 (f)		0.19 (f)		23
40.52		1,767,613		0.41		0.41		0.23		28
22.93 (g)		1,370,479		0.41		0.40		0.38		44
(32.08)		1,294,222		0.41		0.40		0.30		64
37.36		2,055,310		0.40		0.40		0.09		47
32.43		1,606,751		0.41		0.40		0.34		143

(3.33)		365,769		0.66 (f)		0.66 (f)		(0.06) (f)		23
40.17		421,846		0.66		0.66		(0.02)		28
22.61 (g)		330,921		0.66		0.65		0.13		44
(32.22)		272,488		0.66		0.65		0.04		64
36.99		477,945		0.65		0.65		(0.16)		47
32.08		395,851		0.66		0.65		0.08		143

(3.01)		2,362,610		0.41 (f)		0.00 (f)		0.59 (f)		23
41.10		2,555,246		0.41		0.00		0.64		28
23.44 (g)		2,316,362		0.41		0.00		0.78		44
(31.80)		2,179,231		0.41		0.00		0.70		64
37.86		3,158,816		0.40		0.00		0.49		47
32.94		2,942,406		0.41		0.00		0.75		143

See Notes to Financial Statements	85

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Large Cap Value
Class A:
4/30/25(d)	$21.75	$0.13	$(0.55)	$(0.42)	$(0.27)	$(0.55)	$(0.82)	$20.51
10/31/24	18.12	0.27	5.01	5.28	(0.31)	(1.34)	(1.65)	21.75
10/31/23	18.67	0.28	0.28	0.56	(0.30)	(0.81)	(1.11)	18.12
10/31/22	21.99	0.26	(1.65)	(1.39)	(0.25)	(1.68)	(1.93)	18.67
10/31/21	15.23	0.20	6.86	7.06	(0.30)	—	(0.30)	21.99
10/31/20	16.84	0.26	(1.54)	(1.28)	(0.33)	—	(0.33)	15.23
Class I:
4/30/25(d)	23.16	0.17	(0.58)	(0.41)	(0.31)	(0.55)	(0.86)	21.89
10/31/24	19.20	0.34	5.32	5.66	(0.36)	(1.34)	(1.70)	23.16
10/31/23	19.71	0.33	0.31	0.64	(0.34)	(0.81)	(1.15)	19.20
10/31/22	23.12	0.31	(1.74)	(1.43)	(0.30)	(1.68)	(1.98)	19.71
10/31/21	15.99	0.26	7.21	7.47	(0.34)	—	(0.34)	23.12
10/31/20	17.67	0.31	(1.61)	(1.30)	(0.38)	—	(0.38)	15.99
Premier Class:
4/30/25(d)	23.14	0.15	(0.58)	(0.43)	(0.29)	(0.55)	(0.84)	21.87
10/31/24	19.17	0.32	5.32	5.64	(0.33)	(1.34)	(1.67)	23.14
10/31/23	19.68	0.33	0.29	0.62	(0.32)	(0.81)	(1.13)	19.17
10/31/22	23.08	0.29	(1.73)	(1.44)	(0.28)	(1.68)	(1.96)	19.68
10/31/21	15.97	0.24	7.19	7.43	(0.32)	—	(0.32)	23.08
10/31/20	17.63	0.31	(1.62)	(1.31)	(0.35)	—	(0.35)	15.97
Class R6:
4/30/25(d)	23.20	0.17	(0.58)	(0.41)	(0.33)	(0.55)	(0.88)	21.91
10/31/24	19.23	0.35	5.33	5.68	(0.37)	(1.34)	(1.71)	23.20
10/31/23	19.73	0.35	0.31	0.66	(0.35)	(0.81)	(1.16)	19.23
10/31/22	23.14	0.32	(1.73)	(1.41)	(0.32)	(1.68)	(2.00)	19.73
10/31/21	16.01	0.28	7.20	7.48	(0.35)	—	(0.35)	23.14
10/31/20	17.68	0.33	(1.62)	(1.29)	(0.38)	—	(0.38)	16.01
Retirement Class:
4/30/25(d)	23.06	0.14	(0.57)	(0.43)	(0.29)	(0.55)	(0.84)	21.79
10/31/24	19.12	0.29	5.31	5.60	(0.32)	(1.34)	(1.66)	23.06
10/31/23	19.63	0.30	0.30	0.60	(0.30)	(0.81)	(1.11)	19.12
10/31/22	23.03	0.27	(1.73)	(1.46)	(0.26)	(1.68)	(1.94)	19.63
10/31/21	15.93	0.22	7.19	7.41	(0.31)	—	(0.31)	23.03
10/31/20	17.60	0.29	(1.63)	(1.34)	(0.33)	—	(0.33)	15.93
Class W:
4/30/25(d)	23.25	0.22	(0.57)	(0.35)	(0.43)	(0.55)	(0.98)	21.92
10/31/24	19.28	0.44	5.33	5.77	(0.46)	(1.34)	(1.80)	23.25
10/31/23	19.80	0.43	0.30	0.73	(0.44)	(0.81)	(1.25)	19.28
10/31/22	23.22	0.41	(1.73)	(1.32)	(0.42)	(1.68)	(2.10)	19.80
10/31/21	16.07	0.36	7.22	7.58	(0.43)	—	(0.43)	23.22
10/31/20	17.74	0.39	(1.61)	(1.22)	(0.45)	—	(0.45)	16.07

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.

86	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

(2.12)%		$ 157,290		0.71%(e)		0.71%(e)		1.19%(e)		7%
31.12		168,272		0.70		0.70		1.36		19
3.06		137,199		0.72		0.71		1.48		23
(6.99)		144,801		0.72		0.67		1.33		21
46.88		155,733		0.72		0.71		1.01		14
(7.81)		108,093		0.73		0.72		1.67		26

(1.95)		591		0.43 (e)		0.43 (e)		1.47 (e)		7
31.37		580		0.50		0.50		1.60		19
3.29		589		0.49		0.49		1.69		23
(6.83)		498		0.49		0.49		1.51		21
47.30		520		0.48		0.48		1.23		14
(7.60)		257		0.47		0.46		1.91		26

(2.01)		45,497		0.55 (e)		0.55 (e)		1.36 (e)		7
31.30		52,956		0.56		0.56		1.50		19
3.20		29,542		0.56		0.56		1.65		23
(6.88)		67,185		0.56		0.56		1.42		21
47.06		77,309		0.56		0.55		1.18		14
(7.65)		69,391		0.56		0.55		1.85		26

(1.94)		2,803,791		0.40 (e)		0.40 (e)		1.51 (e)		7
31.49		3,282,719		0.41		0.41		1.63		19
3.41		1,834,766		0.41		0.41		1.77		23
(6.76)		1,825,968		0.41		0.41		1.59		21
47.32		1,898,837		0.41		0.40		1.32		14
(7.51)		1,467,747		0.41		0.40		1.98		26

(2.06)		1,084,216		0.65 (e)		0.65 (e)		1.25 (e)		7
31.18		1,057,622		0.66		0.66		1.37		19
3.11		492,408		0.66		0.66		1.53		23
(7.00)		485,219		0.66		0.66		1.33		21
47.01		521,413		0.66		0.65		1.08		14
(7.80)		423,110		0.66		0.65		1.73		26

(1.71)		2,112,787		0.40 (e)		0.00 (e)		1.90 (e)		7
32.00		2,329,418		0.41		0.00		2.06		19
3.79		2,018,133		0.41		0.00		2.19		23
(6.34)		2,398,375		0.41		0.00		1.99		21
47.95		2,858,782		0.41		0.00		1.73		14
(7.19)		2,698,308		0.41		0.00		2.37		26

See Notes to Financial Statements	87

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income		From Net Realized Gains	Total	Net Asset Value, End of Period
Quant Mid Cap Growth
Class A:
4/30/25(d)	$19.30	$(0.01)	$(0.45)	$(0.46)	$—		$—	$—	$18.84
10/31/24	15.65	(0.02)	3.67	3.65	—		—	—	19.30
10/31/23	15.68	(0.01)	0.04	0.03	(0.06)		—	(0.06)	15.65
10/31/22	29.36	0.05	(9.99)	(9.94)	—		(3.74)	(3.74)	15.68
10/31/21	24.15	(0.14)	8.53	8.39	—		(3.18)	(3.18)	29.36
10/31/20	21.44	(0.07)	5.12	5.05	—		(2.34)	(2.34)	24.15
Class I:
4/30/25(d)	20.36	0.02	(0.47)	(0.45)	—		—	—	19.91
10/31/24	16.51	0.02	3.85	3.87	(0.02)		—	(0.02)	20.36
10/31/23	16.58	0.02	0.05	0.07	(0.14)		—	(0.14)	16.51
10/31/22	30.79	0.01	(10.48)	(10.47)	—		(3.74)	(3.74)	16.58
10/31/21	25.14	(0.07)	8.90	8.83	—		(3.18)	(3.18)	30.79
10/31/20	22.20	(0.08)	5.39	5.31	(0.03)		(2.34)	(2.37)	25.14
Premier Class:
4/30/25(d)	20.24	0.01	(0.47)	(0.46)	—		—	—	19.78
10/31/24	16.39	0.01	3.84	3.85	—		—	—	20.24
10/31/23	16.40	0.01	0.05	0.06	(0.07)		—	(0.07)	16.39
10/31/22	30.51	0.06	(10.43)	(10.37)	—		(3.74)	(3.74)	16.40
10/31/21	24.96	(0.10)	8.83	8.73	—		(3.18)	(3.18)	30.51
10/31/20	22.05	(0.03)	5.28	5.25	(0.00	)(g)	(2.34)	(2.34)	24.96
Class R6:
4/30/25(d)	20.50	0.03	(0.48)	(0.45)	—		—	—	20.05
10/31/24	16.61	0.03	3.90	3.93	(0.04)		—	(0.04)	20.50
10/31/23	16.62	0.04	0.05	0.09	(0.10)		—	(0.10)	16.61
10/31/22	30.82	0.09	(10.55)	(10.46)	—		(3.74)	(3.74)	16.62
10/31/21	25.15	(0.06)	8.91	8.85	—		(3.18)	(3.18)	30.82
10/31/20	22.21	0.00 (g)	5.32	5.32	(0.04)		(2.34)	(2.38)	25.15
Retirement Class:
4/30/25(d)	19.38	0.00 (g)	(0.44)	(0.44)	—		—	—	18.94
10/31/24	15.72	(0.01)	3.67	3.66	—		—	—	19.38
10/31/23	15.73	(0.01)	0.05	0.04	(0.05)		—	(0.05)	15.72
10/31/22	29.44	0.04	(10.01)	(9.97)	—		(3.74)	(3.74)	15.73
10/31/21	24.21	(0.13)	8.54	8.41	—		(3.18)	(3.18)	29.44
10/31/20	21.47	(0.06)	5.14	5.08	—		(2.34)	(2.34)	24.21

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.

(f)

During the year ended 10/31/23, 0.13%, 0.13%, 0.16%, 0.13% and 0.14% of the Fund’s total return for Class A, Class I, Premier Class, Class R6, and Retirement Class, respectively, consisted of a voluntary payment from the Adviser.

(g)	Value rounded to zero.

88	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

(2.38)%		$ 152,045		0.82%(e)		0.82%(e)		(0.07)%(e)		96%
23.32		166,433		0.80		0.80		(0.13)		47
0.17 (f)		156,111		0.80		0.78		(0.09)		38
(37.94)		170,207		0.78		0.70		0.24		62
36.93		297,057		0.75		0.75		(0.50)		76
25.80		225,291		0.78		0.78		(0.33)		107

(2.21)		139		0.58 (e)		0.58 (e)		0.16 (e)		96
23.45		156		0.60		0.60		0.08		47
0.43 (f)		171		0.58		0.58		0.12		38
(37.90)		179		0.47		0.47		0.05		62
37.26		7,557		0.50		0.50		(0.24)		76
26.09		5,113		0.56		0.56		(0.32)		107

(2.27)		11,569		0.65 (e)		0.65 (e)		0.11 (e)		96
23.49		12,217		0.65		0.65		0.03		47
0.35 (f)		13,050		0.64		0.64		0.08		38
(37.92)		28,494		0.63		0.63		0.28		62
37.11		60,298		0.61		0.61		(0.35)		76
26.03		39,582		0.63		0.63		(0.16)		107

(2.20)		421,050		0.50 (e)		0.50 (e)		0.25 (e)		96
23.66		511,937		0.50		0.50		0.17		47
0.52 (f)		482,635		0.49		0.49		0.21		38
(37.82)		591,705		0.48		0.48		0.46		62
37.33		1,113,795		0.46		0.46		(0.20)		76
26.16		721,712		0.48		0.48		(0.02)		107

(2.27)		220,372		0.75 (e)		0.75 (e)		0.00 (e)		96
23.28		250,555		0.75		0.75		(0.07)		47
0.25 (f)		248,486		0.74		0.74		(0.04)		38
(37.94)		291,903		0.73		0.73		0.21		62
36.93		524,637		0.71		0.71		(0.46)		76
25.91		375,489		0.73		0.73		(0.28)		107

See Notes to Financial Statements	89

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Mid Cap Value
Class A:
4/30/25(d)	$18.07	$0.12	$(1.14)	$(1.02)	$(0.25)	$(0.95)	$(1.20)	$15.85
10/31/24	13.68	0.21	4.40	4.61	(0.22)	—	(0.22)	18.07
10/31/23	16.70	0.20	(0.92)	(0.72)	(0.32)	(1.98)	(2.30)	13.68
10/31/22	20.42	0.27	(1.17)	(0.90)	(0.17)	(2.65)	(2.82)	16.70
10/31/21	13.86	0.15	6.66	6.81	(0.25)	—	(0.25)	20.42
10/31/20	19.76	0.18	(2.38)	(2.20)	(0.38)	(3.32)	(3.70)	13.86
Class I:
4/30/25(d)	19.00	0.13	(1.18)	(1.05)	(0.30)	(0.95)	(1.25)	16.70
10/31/24	14.36	0.26	4.63	4.89	(0.25)	—	(0.25)	19.00
10/31/23	17.42	0.25	(0.98)	(0.73)	(0.35)	(1.98)	(2.33)	14.36
10/31/22	21.20	0.31	(1.23)	(0.92)	(0.21)	(2.65)	(2.86)	17.42
10/31/21	14.38	0.20	6.90	7.10	(0.28)	—	(0.28)	21.20
10/31/20	20.37	0.23	(2.47)	(2.24)	(0.43)	(3.32)	(3.75)	14.38
Premier Class:
4/30/25(d)	18.99	0.14	(1.21)	(1.07)	(0.27)	(0.95)	(1.22)	16.70
10/31/24	14.35	0.25	4.63	4.88	(0.24)	—	(0.24)	18.99
10/31/23	17.40	0.24	(0.98)	(0.74)	(0.33)	(1.98)	(2.31)	14.35
10/31/22	21.18	0.30	(1.24)	(0.94)	(0.19)	(2.65)	(2.84)	17.40
10/31/21	14.37	0.18	6.90	7.08	(0.27)	—	(0.27)	21.18
10/31/20	20.34	0.21	(2.46)	(2.25)	(0.40)	(3.32)	(3.72)	14.37
Class R6:
4/30/25(d)	19.04	0.15	(1.21)	(1.06)	(0.30)	(0.95)	(1.25)	16.73
10/31/24	14.39	0.27	4.65	4.92	(0.27)	—	(0.27)	19.04
10/31/23	17.45	0.26	(0.98)	(0.72)	(0.36)	(1.98)	(2.34)	14.39
10/31/22	21.23	0.33	(1.23)	(0.90)	(0.23)	(2.65)	(2.88)	17.45
10/31/21	14.40	0.21	6.92	7.13	(0.30)	—	(0.30)	21.23
10/31/20	20.40	0.23	(2.47)	(2.24)	(0.44)	(3.32)	(3.76)	14.40
Retirement Class:
4/30/25(d)	18.83	0.13	(1.19)	(1.06)	(0.26)	(0.95)	(1.21)	16.56
10/31/24	14.23	0.23	4.60	4.83	(0.23)	—	(0.23)	18.83
10/31/23	17.27	0.22	(0.97)	(0.75)	(0.31)	(1.98)	(2.29)	14.23
10/31/22	21.04	0.28	(1.22)	(0.94)	(0.18)	(2.65)	(2.83)	17.27
10/31/21	14.28	0.16	6.86	7.02	(0.26)	—	(0.26)	21.04
10/31/20	20.24	0.20	(2.45)	(2.25)	(0.39)	(3.32)	(3.71)	14.28

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.
(f)

During the year ended 10/31/23, 0.06%, 0.06%, 0.08%, 0.06% and 0.06% of the Fund’s total return for Class A, Class I, Premier Class, Class R6 and Retirement Class, respectively, consisted of a voluntary payment from the Adviser.

90	See Notes to Financial Statements

$			$		$		$		$		$
			Ratios and Supplemental Data
					Ratios to Average Net Assets

Total Return(b)			Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

	(6.39)%			$ 182,423		0.78%(e)		0.78%(e)		1.40%(e)		17%
	34.06			205,876		0.76		0.76		1.29		48
	(5.12	) (f)		170,959		0.77		0.75		1.39		78
	(5.50)			196,682		0.76		0.70		1.57		80
	49.65			224,262		0.76		0.75		0.80		80
	(14.37)			168,504		0.78		0.76		1.21		143

	(6.26)			2,968		0.47 (e)		0.47 (e)		1.45 (e)		17
	34.43			266		0.58		0.58		1.52		48
	(4.96	) (f)		387		0.56		0.56		1.59		78
	(5.39)			465		0.54		0.54		1.70		80
	49.96			416		0.54		0.54		1.05		80
	(14.17)			446		0.55		0.53		1.45		143

	(6.36)			27,588		0.61 (e)		0.61 (e)		1.57 (e)		17
	34.34			30,401		0.61		0.61		1.44		48
	(4.98	) (f)		25,087		0.61		0.61		1.56		78
	(5.46)			53,551		0.60		0.60		1.65		80
	49.84			73,331		0.60		0.59		0.95		80
	(14.20)			68,187		0.61		0.58		1.36		143

	(6.29)			949,641		0.46 (e)		0.46 (e)		1.73 (e)		17
	34.58			1,148,421		0.46		0.46		1.58		48
	(4.86	) (f)		932,572		0.46		0.46		1.69		78
	(5.28)			1,089,731		0.45		0.45		1.83		80
	50.13			1,291,813		0.45		0.44		1.11		80
	(14.12)			1,045,293		0.46		0.43		1.47		143

	(6.36)			464,780		0.71 (e)		0.71 (e)		1.45 (e)		17
	34.26			463,176		0.71		0.71		1.34		48
	(5.08	) (f)		385,334		0.71		0.71		1.43		78
	(5.54)			468,267		0.70		0.70		1.56		80
	49.70			589,412		0.70		0.69		0.86		80
	(14.29)			413,497		0.71		0.68		1.29		143

See Notes to Financial Statements	91

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Quant Small Cap Equity
Class A:
4/30/25(c)	$18.82	$0.03	$(1.21)	$(1.18)	$(0.15)	$(2.05)	$(2.20)	$15.44
10/31/24	13.97	0.10	5.07	5.17	(0.14)	(0.18)	(0.32)	18.82
10/31/23	15.76	0.12	(0.97)	(0.85)	(0.11)	(0.83)	(0.94)	13.97
10/31/22	22.12	0.10	(2.49)	(2.39)	(0.06)	(3.91)	(3.97)	15.76
10/31/21	13.75	0.04	8.41	8.45	(0.08)	—	(0.08)	22.12
10/31/20	15.87	0.05	(1.32)	(1.27)	(0.13)	(0.72)	(0.85)	13.75
Class I:
4/30/25(c)	20.01	0.04	(1.29)	(1.25)	(0.19)	(2.05)	(2.24)	16.52
10/31/24	14.83	0.14	5.39	5.53	(0.17)	(0.18)	(0.35)	20.01
10/31/23	16.67	0.16	(1.02)	(0.86)	(0.15)	(0.83)	(0.98)	14.83
10/31/22	23.17	0.14	(2.62)	(2.48)	(0.11)	(3.91)	(4.02)	16.67
10/31/21	14.39	0.08	8.80	8.88	(0.10)	—	(0.10)	23.17
10/31/20	16.56	0.08	(1.38)	(1.30)	(0.15)	(0.72)	(0.87)	14.39
Premier Class:
4/30/25(c)	19.85	0.05	(1.30)	(1.25)	(0.17)	(2.05)	(2.22)	16.38
10/31/24	14.71	0.13	5.34	5.47	(0.15)	(0.18)	(0.33)	19.85
10/31/23	16.54	0.15	(1.02)	(0.87)	(0.13)	(0.83)	(0.96)	14.71
10/31/22	23.01	0.12	(2.60)	(2.48)	(0.08)	(3.91)	(3.99)	16.54
10/31/21	14.30	0.07	8.73	8.80	(0.09)	—	(0.09)	23.01
10/31/20	16.47	0.07	(1.37)	(1.30)	(0.15)	(0.72)	(0.87)	14.30
Class R6:
4/30/25(c)	20.02	0.06	(1.30)	(1.24)	(0.20)	(2.05)	(2.25)	16.53
10/31/24	14.84	0.16	5.39	5.55	(0.19)	(0.18)	(0.37)	20.02
10/31/23	16.68	0.17	(1.02)	(0.85)	(0.16)	(0.83)	(0.99)	14.84
10/31/22	23.18	0.15	(2.62)	(2.47)	(0.12)	(3.91)	(4.03)	16.68
10/31/21	14.40	0.10	8.80	8.90	(0.12)	—	(0.12)	23.18
10/31/20	16.59	0.09	(1.38)	(1.29)	(0.18)	(0.72)	(0.90)	14.40
Retirement Class:
4/30/25(c)	19.18	0.04	(1.24)	(1.20)	(0.16)	(2.05)	(2.21)	15.77
10/31/24	14.23	0.11	5.17	5.28	(0.15)	(0.18)	(0.33)	19.18
10/31/23	16.03	0.13	(0.99)	(0.86)	(0.11)	(0.83)	(0.94)	14.23
10/31/22	22.43	0.10	(2.53)	(2.43)	(0.06)	(3.91)	(3.97)	16.03
10/31/21	13.94	0.04	8.53	8.57	(0.08)	—	(0.08)	22.43
10/31/20	16.08	0.06	(1.35)	(1.29)	(0.13)	(0.72)	(0.85)	13.94
Class W:
4/30/25(c)	20.04	0.10	(1.30)	(1.20)	(0.29)	(2.05)	(2.34)	16.50
10/31/24	14.87	0.24	5.37	5.61	(0.26)	(0.18)	(0.44)	20.04
10/31/23	16.72	0.24	(1.03)	(0.79)	(0.23)	(0.83)	(1.06)	14.87
10/31/22	23.25	0.22	(2.62)	(2.40)	(0.22)	(3.91)	(4.13)	16.72
10/31/21	14.43	0.19	8.81	9.00	(0.18)	—	(0.18)	23.25
10/31/20	16.64	0.14	(1.37)	(1.23)	(0.26)	(0.72)	(0.98)	14.43

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.
(e)	Does not include in-kind transactions.

92	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

(8.21)%		$ 135,634		0.76%(d)		0.76%(d)		0.32%(d)		32%
37.51		152,120		0.71		0.71		0.58		78
(5.63)		117,417		0.72		0.72		0.77		75
(12.67)		129,747		0.72		0.69		0.60		74
61.59		157,995		0.72		0.69		0.18		64 (e)
(8.61)		100,998		0.74		0.67		0.38		93

(8.06)		14,827		0.42 (d)		0.42 (d)		0.46 (d)		32
37.85		1,084		0.48		0.48		0.79		78
(5.41)		775		0.49		0.49		1.02		75
(12.48)		1,006		0.48		0.48		0.81		74
61.95		781		0.48		0.47		0.40		64 (e)
(8.46)		464		0.50		0.48		0.58		93

(8.13)		42,920		0.56 (d)		0.56 (d)		0.52 (d)		32
37.72		45,580		0.56		0.56		0.72		78
(5.49)		27,100		0.57		0.57		0.94		75
(12.58)		59,270		0.57		0.57		0.72		74
61.90		80,889		0.56		0.56		0.31		64 (e)
(8.57)		65,169		0.58		0.55		0.49		93

(8.03)		1,981,199		0.41 (d)		0.41 (d)		0.67 (d)		32
37.93		2,216,415		0.41		0.41		0.87		78
(5.35)		1,466,752		0.42		0.42		1.07		75
(12.42)		1,557,567		0.42		0.42		0.87		74
62.02		1,554,570		0.41		0.41		0.49		64 (e)
(8.35)		1,150,062		0.43		0.40		0.65		93

(8.17)		485,964		0.66 (d)		0.66 (d)		0.42 (d)		32
37.61		539,427		0.66		0.66		0.62		78
(5.58)		336,799		0.67		0.67		0.82		75
(12.65)		368,657		0.67		0.67		0.61		74
61.64		451,648		0.66		0.66		0.22		64 (e)
(8.61)		328,265		0.68		0.65		0.40		93

(7.88)		407,104		0.41 (d)		0.00 (d)		1.09 (d)		32
38.41		480,488		0.41		0.00		1.29		78
(4.91)		464,497		0.42		0.00		1.50		75
(12.05)		616,706		0.42		0.00		1.29		74
62.73		830,786		0.41		0.00		0.88		64 (e)
(8.01)		679,638		0.42		0.00		0.98		93

See Notes to Financial Statements	93

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Quant Small/Mid Cap Equity
Class A:
4/30/25(c)	$15.88	$0.04	$(0.68)	$(0.64)	$(0.08)	$(1.76)	$(1.84)	$13.40
10/31/24	11.78	0.09	4.32	4.41	(0.10)	(0.21)	(0.31)	15.88
10/31/23	12.87	0.08	(0.29)	(0.21)	(0.07)	(0.81)	(0.88)	11.78
10/31/22	18.12	0.10	(2.24)	(2.14)	(0.13)	(2.98)	(3.11)	12.87
10/31/21	11.36	0.05	6.92	6.97	(0.06)	(0.15)	(0.21)	18.12
10/31/20	12.21	0.06	(0.23)	(0.17)	(0.07)	(0.61)	(0.68)	11.36
Class I:
4/30/25(c)	16.05	0.06	(0.68)	(0.62)	(0.12)	(1.76)	(1.88)	13.55
10/31/24	11.90	0.11	4.38	4.49	(0.13)	(0.21)	(0.34)	16.05
10/31/23	13.00	0.10	(0.29)	(0.19)	(0.10)	(0.81)	(0.91)	11.90
10/31/22	18.28	0.12	(2.25)	(2.13)	(0.17)	(2.98)	(3.15)	13.00
10/31/21	11.45	0.10	6.97	7.07	(0.09)	(0.15)	(0.24)	18.28
10/31/20	12.31	0.08	(0.23)	(0.15)	(0.10)	(0.61)	(0.71)	11.45
Premier Class:
4/30/25(c)	16.15	0.05	(0.69)	(0.64)	(0.10)	(1.76)	(1.86)	13.65
10/31/24	11.97	0.11	4.39	4.50	(0.11)	(0.21)	(0.32)	16.15
10/31/23	13.06	0.10	(0.30)	(0.20)	(0.08)	(0.81)	(0.89)	11.97
10/31/22	18.35	0.13	(2.28)	(2.15)	(0.16)	(2.98)	(3.14)	13.06
10/31/21	11.49	0.09	7.00	7.09	(0.08)	(0.15)	(0.23)	18.35
10/31/20	12.27	0.08	(0.24)	(0.16)	(0.01)	(0.61)	(0.62)	11.49
Class R6:
4/30/25(c)	16.04	0.06	(0.68)	(0.62)	(0.13)	(1.76)	(1.89)	13.53
10/31/24	11.89	0.13	4.37	4.50	(0.14)	(0.21)	(0.35)	16.04
10/31/23	12.98	0.12	(0.29)	(0.17)	(0.11)	(0.81)	(0.92)	11.89
10/31/22	18.26	0.15	(2.26)	(2.11)	(0.19)	(2.98)	(3.17)	12.98
10/31/21	11.43	0.12	6.96	7.08	(0.10)	(0.15)	(0.25)	18.26
10/31/20	12.29	0.10	(0.24)	(0.14)	(0.11)	(0.61)	(0.72)	11.43
Retirement Class:
4/30/25(c)	15.90	0.04	(0.67)	(0.63)	(0.10)	(1.76)	(1.86)	13.41
10/31/24	11.79	0.09	4.34	4.43	(0.11)	(0.21)	(0.32)	15.90
10/31/23	12.89	0.09	(0.29)	(0.20)	(0.09)	(0.81)	(0.90)	11.79
10/31/22	18.16	0.11	(2.25)	(2.14)	(0.15)	(2.98)	(3.13)	12.89
10/31/21	11.38	0.08	6.93	7.01	(0.08)	(0.15)	(0.23)	18.16
10/31/20	12.24	0.07	(0.24)	(0.17)	(0.08)	(0.61)	(0.69)	11.38
Class W:
4/30/25(c)	16.11	0.10	(0.68)	(0.58)	(0.21)	(1.76)	(1.97)	13.56
10/31/24	11.94	0.20	4.38	4.58	(0.20)	(0.21)	(0.41)	16.11
10/31/23	13.05	0.18	(0.31)	(0.13)	(0.17)	(0.81)	(0.98)	11.94
10/31/22	18.36	0.22	(2.27)	(2.05)	(0.28)	(2.98)	(3.26)	13.05
10/31/21	11.48	0.19	6.99	7.18	(0.15)	(0.15)	(0.30)	18.36
10/31/20	12.34	0.15	(0.23)	(0.08)	(0.17)	(0.61)	(0.78)	11.48

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.

94	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

(5.69)%		$ 21,472		0.79%(d)		0.79%(d)		0.51%(d)		41%
38.04		24,665		0.77		0.77		0.59		86
(1.63)		18,878		0.79		0.79		0.64		86
(13.97)		17,929		0.81		0.78		0.75		90
62.02		17,683		0.87		0.87		0.32		85
(1.76)		6,757		0.89		0.89		0.51		88

(5.53)		89,631		0.55 (d)		0.55 (d)		0.78 (d)		41
38.36		80,374		0.57		0.57		0.76		86
(1.48)		28,399		0.59		0.59		0.83		86
(13.81)		14,375		0.60		0.60		0.91		90
62.57		9,481		0.59		0.59		0.57		85
(1.55)		1,702		0.58		0.58		0.72		88

(5.59)		182		0.65 (d)		0.65 (d)		0.65 (d)		41
38.28		161		0.64		0.64		0.72		86
(1.51)		120		0.64		0.64		0.80		86
(13.86)		131		0.64		0.64		0.92		90
62.45		254		0.66		0.66		0.54		85
(1.61)		115		0.68		0.68		0.71		88

(5.56)		108,997		0.48 (d)		0.48 (d)		0.82 (d)		41
38.51		116,481		0.47		0.47		0.88		86
(1.30)		76,784		0.47		0.47		0.95		86
(13.73)		67,645		0.48		0.48		1.08		90
62.76		63,132		0.47		0.47		0.73		85
(1.48)		41,061		0.50		0.50		0.88		88

(5.66)		673,417		0.70 (d)		0.70 (d)		0.57 (d)		41
38.18		572,534		0.71		0.71		0.64		86
(1.57)		322,111		0.72		0.72		0.72		86
(13.93)		258,943		0.73		0.73		0.80		90
62.34		91,997		0.72		0.72		0.48		85
(1.70)		21,008		0.75		0.75		0.61		88

(5.31)		501,377		0.45 (d)		0.00 (d)		1.30 (d)		41
39.23		582,749		0.46		0.00		1.37		86
(0.93)		559,246		0.47		0.00		1.44		86
(13.30)		875,424		0.48		0.00		1.55		90
63.50		972,344		0.47		0.00		1.19		85
(0.97)		675,231		0.50		0.00		1.37		88

See Notes to Financial Statements	95

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Large Cap Responsible Equity
Class A:
4/30/25(c)	$25.71	$0.10	$(0.23)	$(0.13)	$(0.31)	$(4.02)	$(4.33)	$21.25
10/31/24	20.29	0.25	6.56	6.81	(0.35)	(1.04)	(1.39)	25.71
10/31/23	20.15	0.28	0.92	1.20	(0.31)	(0.75)	(1.06)	20.29
10/31/22	26.78	0.24	(4.25)	(4.01)	(0.26)	(2.36)	(2.62)	20.15
10/31/21	18.88	0.21	7.98	8.19	(0.25)	(0.04)	(0.29)	26.78
10/31/20	18.07	0.22	1.55	1.77	(0.28)	(0.68)	(0.96)	18.88
Class I:
4/30/25(c)	30.05	0.16	(0.32)	(0.16)	(0.35)	(4.02)	(4.37)	25.52
10/31/24	23.51	0.35	7.62	7.97	(0.39)	(1.04)	(1.43)	30.05
10/31/23	23.17	0.36	1.07	1.43	(0.34)	(0.75)	(1.09)	23.51
10/31/22	30.40	0.32	(4.88)	(4.56)	(0.31)	(2.36)	(2.67)	23.17
10/31/21	21.39	0.29	9.05	9.34	(0.29)	(0.04)	(0.33)	30.40
10/31/20	20.34	0.29	1.75	2.04	(0.31)	(0.68)	(0.99)	21.39
Premier Class:
4/30/25(c)	29.97	0.14	(0.32)	(0.18)	(0.33)	(4.02)	(4.35)	25.44
10/31/24	23.42	0.32	7.62	7.94	(0.35)	(1.04)	(1.39)	29.97
10/31/23	23.08	0.35	1.05	1.40	(0.31)	(0.75)	(1.06)	23.42
10/31/22	30.29	0.29	(4.86)	(4.57)	(0.28)	(2.36)	(2.64)	23.08
10/31/21	21.32	0.27	9.01	9.28	(0.27)	(0.04)	(0.31)	30.29
10/31/20	20.27	0.28	1.74	2.02	(0.29)	(0.68)	(0.97)	21.32
Class R6:
4/30/25(c)	30.11	0.16	(0.32)	(0.16)	(0.38)	(4.02)	(4.40)	25.55
10/31/24	23.54	0.36	7.66	8.02	(0.41)	(1.04)	(1.45)	30.11
10/31/23	23.20	0.39	1.06	1.45	(0.36)	(0.75)	(1.11)	23.54
10/31/22	30.44	0.34	(4.89)	(4.55)	(0.33)	(2.36)	(2.69)	23.20
10/31/21	21.42	0.31	9.05	9.36	(0.30)	(0.04)	(0.34)	30.44
10/31/20	20.36	0.31	1.76	2.07	(0.33)	(0.68)	(1.01)	21.42
Retirement Class:
4/30/25(c)	30.68	0.12	(0.33)	(0.21)	(0.30)	(4.02)	(4.32)	26.15
10/31/24	23.96	0.30	7.80	8.10	(0.34)	(1.04)	(1.38)	30.68
10/31/23	23.59	0.33	1.09	1.42	(0.30)	(0.75)	(1.05)	23.96
10/31/22	30.90	0.28	(4.97)	(4.69)	(0.26)	(2.36)	(2.62)	23.59
10/31/21	21.75	0.25	9.19	9.44	(0.25)	(0.04)	(0.29)	30.90
10/31/20	20.66	0.26	1.79	2.05	(0.28)	(0.68)	(0.96)	21.75

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.

96	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

(1.91)%		$ 686,896		0.46%(d)		0.46%(d)		0.90%(d)		28%
35.09		690,714		0.44		0.43		1.03		44
6.12		556,042		0.46		0.43		1.34		15
(16.64)		563,642		0.46		0.41		1.11		19
43.78		691,931		0.44		0.43		0.88		27
10.09		468,736		0.46		0.45		1.25		26

(1.73)		29,372		0.19 (d)		0.19 (d)		1.17 (d)		28
35.24		30,884		0.26		0.25		1.25		44
6.33		44,145		0.27		0.25		1.52		15
(16.51)		40,920		0.27		0.26		1.26		19
44.05		55,706		0.25		0.25		1.06		27
10.34		37,323		0.26		0.25		1.43		26

(1.81)		36,465		0.32 (d)		0.32 (d)		1.04 (d)		28
35.22		36,648		0.32		0.31		1.17		44
6.22		38,800		0.35		0.34		1.47		15
(16.57)		69,976		0.37		0.36		1.15		19
43.89		112,030		0.33		0.32		0.99		27
10.26		89,235		0.34		0.33		1.38		26

(1.73)		4,328,487		0.17 (d)		0.17 (d)		1.20 (d)		28
35.45		4,682,562		0.17		0.16		1.31		44
6.42		4,068,636		0.18		0.17		1.62		15
(16.45)		4,583,693		0.18		0.17		1.34		19
44.13		5,751,972		0.17		0.16		1.15		27
10.45		3,961,520		0.18		0.17		1.52		26

(1.87)		1,125,838		0.42 (d)		0.42 (d)		0.91 (d)		28
35.10		793,382		0.42		0.41		1.06		44
6.14		723,544		0.43		0.42		1.36		15
(16.65)		805,465		0.43		0.42		1.09		19
43.75		1,047,445		0.42		0.41		0.90		27
10.20		767,329		0.43		0.42		1.27		26

See Notes to Financial Statements	97

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income		From Net Realized Gains	Total		Net Asset Value, End of Period
Emerging Markets Equity
Class A:
4/30/25(d)	$8.40	$0.03	$(0.29)	$(0.26)	$(0.17)		$—	$(0.17)		$7.97
10/31/24	7.26	0.10	1.27	1.37	(0.23)		—	(0.23)		8.40
10/31/23	6.44	0.06	0.76	0.82	—		—	—		7.26
10/31/22	11.72	0.11	(3.23)	(3.12)	(0.37)		(1.79)	(2.16)		6.44
10/31/21	12.49	0.03	0.36	0.39	(0.05)		(1.11)	(1.16)		11.72
10/31/20	11.51	0.02	1.10	1.12	(0.14)		—	(0.14)		12.49
Class I:
4/30/25(d)	8.45	0.05	(0.30)	(0.25)	(0.20)		—	(0.20)		8.00
10/31/24	7.30	0.12	1.28	1.40	(0.25)		—	(0.25)		8.45
10/31/23	6.46	0.06	0.78	0.84	(0.00	)(g)	—	(0.00	)(g)	7.30
10/31/22	11.77	0.11	(3.21)	(3.10)	(0.42)		(1.79)	(2.21)		6.46
10/31/21	12.52	0.07	0.37	0.44	(0.08)		(1.11)	(1.19)		11.77
10/31/20	11.54	0.04	1.11	1.15	(0.17)		—	(0.17)		12.52
Premier Class:
4/30/25(d)	8.45	0.04	(0.29)	(0.25)	(0.19)		—	(0.19)		8.01
10/31/24	7.30	0.11	1.29	1.40	(0.25)		—	(0.25)		8.45
10/31/23	6.46	0.05	0.79	0.84	(0.00	)(g)	—	(0.00	)(g)	7.30
10/31/22	11.78	0.14	(3.25)	(3.11)	(0.42)		(1.79)	(2.21)		6.46
10/31/21	12.53	0.07	0.38	0.45	(0.09)		(1.11)	(1.20)		11.78
10/31/20	11.55	0.05	1.09	1.14	(0.16)		—	(0.16)		12.53
Class R6:
4/30/25(d)	8.45	0.05	(0.30)	(0.25)	(0.20)		—	(0.20)		8.00
10/31/24	7.30	0.12	1.29	1.41	(0.26)		—	(0.26)		8.45
10/31/23	6.46	0.09	0.75	0.84	(0.00	)(g)	—	(0.00	)(g)	7.30
10/31/22	11.77	0.14	(3.23)	(3.09)	(0.43)		(1.79)	(2.22)		6.46
10/31/21	12.53	0.08	0.37	0.45	(0.10)		(1.11)	(1.21)		11.77
10/31/20	11.54	0.07	1.10	1.17	(0.18)		—	(0.18)		12.53
Retirement Class:
4/30/25(d)	8.39	0.04	(0.29)	(0.25)	(0.18)		—	(0.18)		7.96
10/31/24	7.26	0.10	1.27	1.37	(0.24)		—	(0.24)		8.39
10/31/23	6.42	0.07	0.77	0.84	(0.00	)(g)	—	(0.00	)(g)	7.26
10/31/22	11.72	0.14	(3.23)	(3.09)	(0.42)		(1.79)	(2.21)		6.42
10/31/21	12.48	0.07	0.37	0.44	(0.09)		(1.11)	(1.20)		11.72
10/31/20	11.49	0.05	1.10	1.15	(0.16)		—	(0.16)		12.48
Class W:
4/30/25(d)	8.52	0.09	(0.30)	(0.21)	(0.28)		—	(0.28)		8.03
10/31/24	7.36	0.20	1.29	1.49	(0.33)		—	(0.33)		8.52
10/31/23	6.50	0.15	0.77	0.92	(0.06)		—	(0.06)		7.36
10/31/22	11.85	0.21	(3.25)	(3.04)	(0.52)		(1.79)	(2.31)		6.50
10/31/21	12.62	0.21	0.37	0.58	(0.24)		(1.11)	(1.35)		11.85
10/31/20	11.63	0.17	1.10	1.27	(0.28)		—	(0.28)		12.62

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.

(f)

During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

(g)	Value rounded to zero.

98	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

(3.10)%		$ 5,688		1.28%(e)		1.28%(e)		0.86%(e)		55%
19.22		6,823		1.26		1.26		1.18		85
12.73(f)		6,608		1.27		1.26		0.73		67
(31.97)		6,239		1.30		1.24		1.32		108
2.00		9,842		1.31		1.31		0.19		112
9.68		8,500		1.27		1.27		0.17		128

(3.02)		111		1.04 (e)		1.04 (e)		1.13 (e)		55
19.61		117		0.99		0.99		1.46		85
13.03(f)		102		0.98		0.98		0.78		67
(31.77)		180		0.94		0.94		1.34		108
2.28		171		0.97		0.97		0.51		112
10.06		179		0.95		0.95		0.31		128

(2.95)		5,565		1.05 (e)		1.05 (e)		1.11 (e)		55
19.47		5,901		1.05		1.05		1.41		85
13.02(f)		4,595		1.05		1.01		0.69		67
(31.77)		7,296		1.05		0.96		1.61		108
2.27		10,994		1.03		0.98		0.54		112
9.99		9,112		1.03		0.99		0.46		128

(2.92)		155,996		0.90 (e)		0.90 (e)		1.21 (e)		55
19.70		187,899		0.90		0.90		1.53		85
13.06(f)		196,897		0.90		0.90		1.12		67
(31.68)		187,605		0.90		0.90		1.66		108
2.44		295,907		0.88		0.88		0.61		112
10.04		283,658		0.88		0.88		0.58		128

(2.99)		45,737		1.15 (e)		1.15 (e)		0.99 (e)		55
19.26		53,245		1.15		1.15		1.26		85
13.10(f)		61,572		1.15		1.07		0.90		67
(31.85)		62,446		1.15		0.96		1.64		108
2.36		103,033		1.12		0.98		0.49		112
9.94		118,191		1.13		0.99		0.44		128

(2.53)		1,339,597		0.90 (e)		0.00 (e)		2.15 (e)		55
20.78		1,454,345		0.90		0.00		2.44		85
14.20(f)		1,267,687		0.90		0.00		1.96		67
(31.16)		1,308,083		0.90		0.00		2.49		108
3.33		1,256,261		0.88		0.00		1.54		112
11.11		1,194,291		0.88		0.00		1.47		128

See Notes to Financial Statements	99

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
International Equity
Class A:
4/30/25(d)	$8.27	$0.09	$0.39	$0.48	$(0.31)	$—	$(0.31)	$8.44
10/31/24	7.23	0.17	1.19	1.36	(0.32)	—	(0.32)	8.27
10/31/23	6.52	0.18	0.76	0.94	(0.23)	—	(0.23)	7.23
10/31/22	9.11	0.15	(2.37)	(2.22)	(0.37)	—	(0.37)	6.52
10/31/21	6.86	0.23	2.15	2.38	(0.13)	—	(0.13)	9.11
10/31/20	7.02	0.09	(0.08)	0.01	(0.17)	—	(0.17)	6.86
Class I:
4/30/25(d)	14.25	0.19	0.68	0.87	(0.32)	—	(0.32)	14.80
10/31/24	12.23	0.31	2.04	2.35	(0.33)	—	(0.33)	14.25
10/31/23	10.87	0.32	1.28	1.60	(0.24)	—	(0.24)	12.23
10/31/22	14.93	0.28	(3.96)	(3.68)	(0.38)	—	(0.38)	10.87
10/31/21	11.15	0.39	3.54	3.93	(0.15)	—	(0.15)	14.93
10/31/20	11.29	0.17	(0.13)	0.04	(0.18)	—	(0.18)	11.15
Premier Class:
4/30/25(d)	13.90	0.17	0.66	0.83	(0.31)	—	(0.31)	14.42
10/31/24	11.93	0.31	1.98	2.29	(0.32)	—	(0.32)	13.90
10/31/23	10.61	0.33	1.23	1.56	(0.24)	—	(0.24)	11.93
10/31/22	14.58	0.26	(3.85)	(3.59)	(0.38)	—	(0.38)	10.61
10/31/21	10.89	0.37	3.45	3.82	(0.13)	—	(0.13)	14.58
10/31/20	11.03	0.16	(0.13)	0.03	(0.17)	—	(0.17)	10.89
Class R6:
4/30/25(d)	13.92	0.18	0.68	0.86	(0.34)	—	(0.34)	14.44
10/31/24	11.95	0.33	1.99	2.32	(0.35)	—	(0.35)	13.92
10/31/23	10.63	0.33	1.24	1.57	(0.25)	—	(0.25)	11.95
10/31/22	14.61	0.28	(3.86)	(3.58)	(0.40)	—	(0.40)	10.63
10/31/21	10.91	0.41	3.45	3.86	(0.16)	—	(0.16)	14.61
10/31/20	11.06	0.18	(0.14)	0.04	(0.19)	—	(0.19)	10.91
Retirement Class:
4/30/25(d)	14.52	0.17	0.70	0.87	(0.30)	—	(0.30)	15.09
10/31/24	12.45	0.30	2.08	2.38	(0.31)	—	(0.31)	14.52
10/31/23	11.06	0.32	1.29	1.61	(0.22)	—	(0.22)	12.45
10/31/22	15.18	0.26	(4.02)	(3.76)	(0.36)	—	(0.36)	11.06
10/31/21	11.33	0.39	3.59	3.98	(0.13)	—	(0.13)	15.18
10/31/20	11.48	0.16	(0.14)	0.02	(0.17)	—	(0.17)	11.33
Class W:
4/30/25(d)	14.01	0.21	0.68	0.89	(0.40)	—	(0.40)	14.50
10/31/24	12.03	0.39	2.00	2.39	(0.41)	—	(0.41)	14.01
10/31/23	10.70	0.39	1.24	1.63	(0.30)	—	(0.30)	12.03
10/31/22	14.69	0.34	(3.87)	(3.53)	(0.46)	—	(0.46)	10.70
10/31/21	10.96	0.48	3.45	3.93	(0.20)	—	(0.20)	14.69
10/31/20	11.10	0.23	(0.13)	0.10	(0.24)	—	(0.24)	10.96

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.

(f)

During the year ended 10/31/23, 0.02%, 0.02%, 0.02%, 0.02%, 0.02% and 0.02% of the Fund’s total return for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

(g)	Does not include in-kind transactions.

100	See Notes to Financial Statements

$	$			$		$			$			$			$
				Ratios and Supplemental Data
						Ratios to Average Net Assets

	Total Return(b)			Net Assets, End of Period (000)		Gross Expenses			Net Expenses			Net Investment Income (Loss)(c)			Portfolio Turnover Rate

		5.93%			$ 242,545		0.80%	(e)		0.80%	(e)		2.35%	(e)		17%
		19.32			238,886		0.78			0.78			2.04			13
		14.60	(f)		215,590		0.81			0.79			2.39			19	(g)
		(25.32)			201,687		0.80			0.74			2.04			21
		35.05			286,699		0.80			0.80			2.61			28
		0.03			223,406		0.82			0.82			1.38			102

		6.21			4,083		0.52	(e)		0.52	(e)		2.72	(e)		17
		19.54			3,203		0.58			0.58			2.19			13
		14.81	(f)		2,067		0.56			0.56			2.59			19	(g)
		(25.23)			2,268		0.57			0.57			2.20			21
		35.42			3,175		0.56			0.56			2.75			28
		0.34			2,993		0.57			0.57			1.60			102

		6.08			50,120		0.61	(e)		0.61	(e)		2.52	(e)		17
		19.55			51,024		0.61			0.61			2.23			13
		14.75	(f)		37,023		0.61			0.61			2.71			19	(g)
		(25.24)			57,289		0.61			0.61			2.14			21
		35.31			75,862		0.61			0.61			2.68			28
		0.26			80,569		0.63			0.63			1.53			102

		6.25			2,474,509		0.46	(e)		0.46	(e)		2.66	(e)		17
		19.72			2,551,538		0.46			0.46			2.38			13
		14.89	(f)		2,405,013		0.46			0.46			2.71			19	(g)
		(25.14)			2,255,904		0.46			0.46			2.33			21
		35.59			2,828,714		0.46			0.46			2.95			28
		0.33			2,230,915		0.48			0.48			1.74			102

		6.06			315,460		0.71	(e)		0.71	(e)		2.41	(e)		17
		19.40			323,597		0.71			0.71			2.12			13
		14.64	(f)		318,194		0.71			0.71			2.48			19	(g)
		(25.32)			314,089		0.71			0.71			2.05			21
		35.28			467,995		0.71			0.71			2.68			28
		0.10			383,646		0.73			0.73			1.45			102

		6.48			3,321,798		0.46	(e)		0.00	(e)		3.08	(e)		17
		20.23			3,421,829		0.46			0.00			2.84			13
		15.36	(f)		3,164,262		0.46			0.00			3.15			19	(g)
		(24.76)			3,426,943		0.46			0.00			2.77			21
		36.17			3,083,400		0.46			0.00			3.45			28
		0.89			1,772,710		0.48			0.00			2.19			102

See Notes to Financial Statements	101

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income		From Net Realized Gains	Total		Net Asset Value, End of Period
International Opportunities
Class A:
4/30/25(d)	$15.17	$0.07	$0.13	$0.20	$(0.17)		$—	$(0.17)		$15.20
10/31/24	12.78	0.13	2.39	2.52	(0.13)		—	(0.13)		15.17
10/31/23	12.48	0.15	0.15	0.30	(0.00	)(f)	—	(0.00	)(f)	12.78
10/31/22	19.67	0.13	(5.87)	(5.74)	(0.21)		(1.24)	(1.45)		12.48
10/31/21	15.65	0.05	4.38	4.43	(0.04)		(0.37)	(0.41)		19.67
10/31/20	13.32	0.01	2.41	2.42	(0.09)		—	(0.09)		15.65
Class I:
4/30/25(d)	15.20	0.10	0.12	0.22	(0.20)		—	(0.20)		15.22
10/31/24	12.80	0.17	2.39	2.56	(0.16)		—	(0.16)		15.20
10/31/23	12.48	0.18	0.14	0.32	(0.00	)(f)	—	(0.00	)(f)	12.80
10/31/22	19.73	0.16	(5.87)	(5.71)	(0.30)		(1.24)	(1.54)		12.48
10/31/21	15.67	0.11	4.40	4.51	(0.08)		(0.37)	(0.45)		19.73
10/31/20	13.34	0.06	2.41	2.47	(0.14)		—	(0.14)		15.67
Premier Class:
4/30/25(d)	15.24	0.09	0.13	0.22	(0.19)		—	(0.19)		15.27
10/31/24	12.84	0.16	2.40	2.56	(0.16)		—	(0.16)		15.24
10/31/23	12.52	0.16	0.17	0.33	(0.01)		—	(0.01)		12.84
10/31/22	19.80	0.20	(5.94)	(5.74)	(0.30)		(1.24)	(1.54)		12.52
10/31/21	15.72	0.11	4.41	4.52	(0.07)		(0.37)	(0.44)		19.80
10/31/20	13.37	0.04	2.44	2.48	(0.13)		—	(0.13)		15.72
Class R6:
4/30/25(d)	15.23	0.10	0.13	0.23	(0.22)		—	(0.22)		15.24
10/31/24	12.83	0.18	2.40	2.58	(0.18)		—	(0.18)		15.23
10/31/23	12.49	0.18	0.17	0.35	(0.01)		—	(0.01)		12.83
10/31/22	19.77	0.17	(5.88)	(5.71)	(0.33)		(1.24)	(1.57)		12.49
10/31/21	15.70	0.13	4.40	4.53	(0.09)		(0.37)	(0.46)		19.77
10/31/20	13.35	0.07	2.42	2.49	(0.14)		—	(0.14)		15.70
Retirement Class:
4/30/25(d)	15.15	0.08	0.13	0.21	(0.18)		—	(0.18)		15.18
10/31/24	12.76	0.14	2.39	2.53	(0.14)		—	(0.14)		15.15
10/31/23	12.45	0.16	0.16	0.32	(0.01)		—	(0.01)		12.76
10/31/22	19.69	0.16	(5.86)	(5.70)	(0.30)		(1.24)	(1.54)		12.45
10/31/21	15.63	0.10	4.40	4.50	(0.07)		(0.37)	(0.44)		19.69
10/31/20	13.30	0.06	2.40	2.46	(0.13)		—	(0.13)		15.63
Class W:
4/30/25(d)	15.32	0.15	0.13	0.28	(0.31)		—	(0.31)		15.29
10/31/24	12.91	0.27	2.40	2.67	(0.26)		—	(0.26)		15.32
10/31/23	12.51	0.27	0.15	0.42	(0.02)		—	(0.02)		12.91
10/31/22	19.89	0.26	(5.90)	(5.64)	(0.50)		(1.24)	(1.74)		12.51
10/31/21	15.78	0.25	4.42	4.67	(0.19)		(0.37)	(0.56)		19.89
10/31/20	13.42	0.16	2.43	2.59	(0.23)		—	(0.23)		15.78

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.
(f)	Value rounded to zero.
(g)

During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

102	See Notes to Financial Statements

$	$			$		$			$			$			$
				Ratios and Supplemental Data
						Ratios to Average Net Assets

	Total Return(b)			Net Assets, End of Period (000)		Gross Expenses			Net Expenses			Net Investment Income (Loss)(c)			Portfolio Turnover Rate

		1.30%			$ 31,585		1.05%	(e)		1.05%	(e)		0.89%	(e)		29%
		19.81			34,202		0.90			0.90			0.88			21
		2.41	(g)		34,349		0.90			0.90			1.05			18
		(31.02)			36,527		0.99			0.96			0.89			15
		28.62			9,152		1.06			1.06			0.26			29
		18.26			5,638		1.01			1.01			0.10			36

		1.44			25,285		0.66	(e)		0.66	(e)		1.28	(e)		29
		20.14			27,711		0.69			0.69			1.10			21
		2.60	(g)		31,237		0.69			0.69			1.26			18
		(30.83)			61,619		0.71			0.71			1.21			15
		29.09			5,052		0.70			0.70			0.59			29
		18.66			4,060		0.71			0.71			0.41			36

		1.44			2,527		0.76	(e)		0.76	(e)		1.18	(e)		29
		20.00			2,678		0.76			0.76			1.05			21
		2.60	(g)		2,455		0.76			0.75			1.18			18
		(30.88)			2,269		0.76			0.66			1.43			15
		29.06			569		0.77			0.73			0.58			29
		18.69			399		0.77			0.70			0.32			36

		1.47			137,818		0.60	(e)		0.60	(e)		1.34	(e)		29
		20.22			146,122		0.60			0.60			1.17			21
		2.69	(g)		128,293		0.60			0.60			1.32			18
		(30.76)			130,897		0.61			0.61			1.16			15
		29.21			146,168		0.60			0.60			0.70			29
		18.84			120,668		0.61			0.61			0.53			36

		1.34			67,749		0.85	(e)		0.85	(e)		1.06	(e)		29
		19.95			77,438		0.85			0.85			0.93			21
		2.53	(g)		80,691		0.85			0.79			1.14			18
		(30.87)			96,691		0.86			0.68			1.06			15
		29.13			175,169		0.85			0.73			0.56			29
		18.62			158,190		0.86			0.72			0.40			36

		1.80			2,017,006		0.60	(e)		0.00	(e)		1.94	(e)		29
		20.89			2,108,896		0.60			0.00			1.78			21
		3.36	(g)		1,912,615		0.60			0.00			1.92			18
		(30.39)			2,057,533		0.61			0.00			1.77			15
		30.03			2,183,791		0.60			0.00			1.31			29
		19.52			1,527,006		0.61			0.00			1.14			36

See Notes to Financial Statements	103

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Quant International Small Cap Equity
Class A:
4/30/25(c)	$11.03	$0.15	$0.63	$0.78	$(0.30)	$—	$(0.30)	$11.51
10/31/24	9.09	0.20	2.01	2.21	(0.27)	—	(0.27)	11.03
10/31/23	8.62	0.22	0.52	0.74	(0.27)	—	(0.27)	9.09
10/31/22	12.47	0.29	(3.45)	(3.16)	(0.32)	(0.37)	(0.69)	8.62
10/31/21	9.41	0.16	3.08	3.24	(0.18)	—	(0.18)	12.47
10/31/20	10.30	0.15	(0.73)	(0.58)	(0.31)	—	(0.31)	9.41
Class I:
4/30/25(c)	11.02	0.17	0.63	0.80	(0.34)	—	(0.34)	11.48
10/31/24	9.08	0.24	2.01	2.25	(0.31)	—	(0.31)	11.02
10/31/23	8.61	0.25	0.53	0.78	(0.31)	—	(0.31)	9.08
10/31/22	12.46	0.33	(3.45)	(3.12)	(0.36)	(0.37)	(0.73)	8.61
10/31/21	9.40	0.20	3.08	3.28	(0.22)	—	(0.22)	12.46
10/31/20	10.29	0.19	(0.73)	(0.54)	(0.35)	—	(0.35)	9.40
Premier Class:
4/30/25(c)	11.18	0.16	0.64	0.80	(0.32)	—	(0.32)	11.66
10/31/24	9.21	0.22	2.04	2.26	(0.29)	—	(0.29)	11.18
10/31/23	8.73	0.24	0.54	0.78	(0.30)	—	(0.30)	9.21
10/31/22	12.62	0.31	(3.49)	(3.18)	(0.34)	(0.37)	(0.71)	8.73
10/31/21	9.52	0.19	3.11	3.30	(0.20)	—	(0.20)	12.62
10/31/20	10.42	0.17	(0.74)	(0.57)	(0.33)	—	(0.33)	9.52
Class R6:
4/30/25(c)	11.03	0.17	0.62	0.79	(0.34)	—	(0.34)	11.48
10/31/24	9.09	0.24	2.01	2.25	(0.31)	—	(0.31)	11.03
10/31/23	8.62	0.25	0.53	0.78	(0.31)	—	(0.31)	9.09
10/31/22	12.48	0.33	(3.45)	(3.12)	(0.37)	(0.37)	(0.74)	8.62
10/31/21	9.41	0.20	3.09	3.29	(0.22)	—	(0.22)	12.48
10/31/20	10.30	0.19	(0.73)	(0.54)	(0.35)	—	(0.35)	9.41
Retirement Class:
4/30/25(c)	11.00	0.16	0.62	0.78	(0.31)	—	(0.31)	11.47
10/31/24	9.07	0.21	2.00	2.21	(0.28)	—	(0.28)	11.00
10/31/23	8.60	0.23	0.53	0.76	(0.29)	—	(0.29)	9.07
10/31/22	12.45	0.29	(3.43)	(3.14)	(0.34)	(0.37)	(0.71)	8.60
10/31/21	9.40	0.18	3.07	3.25	(0.20)	—	(0.20)	12.45
10/31/20	10.29	0.18	(0.73)	(0.55)	(0.34)	—	(0.34)	9.40
Class W:
4/30/25(c)	11.11	0.21	0.63	0.84	(0.42)	—	(0.42)	11.53
10/31/24	9.16	0.32	2.01	2.33	(0.38)	—	(0.38)	11.11
10/31/23	8.69	0.32	0.54	0.86	(0.39)	—	(0.39)	9.16
10/31/22	12.56	0.40	(3.46)	(3.06)	(0.44)	(0.37)	(0.81)	8.69
10/31/21	9.46	0.29	3.09	3.38	(0.28)	—	(0.28)	12.56
10/31/20	10.35	0.25	(0.72)	(0.47)	(0.42)	—	(0.42)	9.46

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.

104	See Notes to Financial Statements

$	$		$		$			$			$			$
			Ratios and Supplemental Data
					Ratios to Average Net Assets

	Total Return(b)		Net Assets, End of Period (000)		Gross Expenses			Net Expenses			Net Investment Income (Loss)			Portfolio Turnover Rate

		7.21%		$ 931		1.08%	(d)		1.08%	(d)		2.81%	(d)		59%
		24.72		925		1.15			1.11			1.87			113
		8.58		853		1.16			1.12			2.26			114
		(26.71)		824		1.40			1.14			2.80			119
		34.77		1,134		2.20			1.12			1.31			119
		(5.93)		757		1.44			1.09			1.60			100

		7.42		168		0.77	(d)		0.77	(d)		3.26	(d)		59
		25.18		115		0.79			0.79			2.24			113
		9.05		76		0.77			0.77			2.57			114
		(26.47)		63		0.74			0.74			3.18			119
		35.28		91		0.80			0.78			1.66			119
		(5.56)		69		0.76			0.71			2.01			100

		7.34		85		0.93	(d)		0.91	(d)		3.03	(d)		59
		24.99		82		0.93			0.91			2.05			113
		8.85		68		0.93			0.91			2.48			114
		(26.53)		64		0.90			0.90			3.01			119
		35.08		92		0.96			0.88			1.56			119
		(5.71)		70		0.91			0.85			1.85			100

		7.46		73,002		0.71	(d)		0.71	(d)		3.19	(d)		59
		25.20		74,539		0.73			0.73			2.22			113
		9.06		62,099		0.74			0.74			2.63			114
		(26.44)		66,810		0.72			0.72			3.20			119
		35.40		88,124		0.71			0.69			1.73			119
		(5.51)		54,223		0.71			0.66			2.06			100

		7.28		7,006		0.97	(d)		0.97	(d)		2.91	(d)		59
		24.80		7,454		0.98			0.98			1.95			113
		8.86		7,031		0.99			0.99			2.38			114
		(26.62)		8,463		0.97			0.97			2.98			119
		35.00		4,626		0.96			0.93			1.51			119
		(5.67)		3,259		0.96			0.84			1.93			100

		7.80		1,114,757		0.71	(d)		0.01	(d)		3.90	(d)		59
		26.06		1,148,948		0.73			0.01			2.95			113
		9.91		1,001,200		0.74			0.01			3.37			114
		(25.88)		1,118,947		0.72			0.00			3.90			119
		36.31		1,485,005		0.71			0.00			2.42			119
		(4.97)		923,105		0.71			0.00			2.73			100

See Notes to Financial Statements	105

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains		Total	Net Asset Value, End of Period
International Responsible Equity
Class A:
4/30/25(c)	$13.65	$0.15	$0.89	$1.04	$(0.38)	$(0.00	)(d)	$(0.38)	$14.31
10/31/24	11.56	0.32	2.15	2.47	(0.38)	—		(0.38)	13.65
10/31/23	10.20	0.31	1.28	1.59	(0.23)	—		(0.23)	11.56
10/31/22	13.76	0.30	(3.48)	(3.18)	(0.28)	(0.10)		(0.38)	10.20
10/31/21	10.30	0.31	3.30	3.61	(0.15)	—		(0.15)	13.76
10/31/20	11.13	0.20	(0.88)	(0.68)	(0.15)	—		(0.15)	10.30
Class I:
4/30/25(c)	13.70	0.17	0.89	1.06	(0.40)	(0.00	)(d)	(0.40)	14.36
10/31/24	11.59	0.34	2.17	2.51	(0.40)	—		(0.40)	13.70
10/31/23	10.24	0.33	1.27	1.60	(0.25)	—		(0.25)	11.59
10/31/22	13.81	0.29	(3.45)	(3.16)	(0.31)	(0.10)		(0.41)	10.24
10/31/21	10.33	0.35	3.30	3.65	(0.17)	—		(0.17)	13.81
10/31/20	11.16	0.21	(0.86)	(0.65)	(0.18)	—		(0.18)	10.33
Premier Class:
4/30/25(c)	13.73	0.15	0.91	1.06	(0.40)	(0.00	)(d)	(0.40)	14.39
10/31/24	11.62	0.32	2.18	2.50	(0.39)	—		(0.39)	13.73
10/31/23	10.25	0.32	1.29	1.61	(0.24)	—		(0.24)	11.62
10/31/22	13.83	0.32	(3.50)	(3.18)	(0.30)	(0.10)		(0.40)	10.25
10/31/21	10.34	0.34	3.31	3.65	(0.16)	—		(0.16)	13.83
10/31/20	11.17	0.15	(0.81)	(0.66)	(0.17)	—		(0.17)	10.34
Class R6:
4/30/25(c)	13.72	0.17	0.90	1.07	(0.42)	(0.00	)(d)	(0.42)	14.37
10/31/24	11.61	0.36	2.16	2.52	(0.41)	—		(0.41)	13.72
10/31/23	10.25	0.35	1.27	1.62	(0.26)	—		(0.26)	11.61
10/31/22	13.82	0.33	(3.48)	(3.15)	(0.32)	(0.10)		(0.42)	10.25
10/31/21	10.34	0.35	3.31	3.66	(0.18)	—		(0.18)	13.82
10/31/20	11.16	0.23	(0.87)	(0.64)	(0.18)	—		(0.18)	10.34
Retirement Class:
4/30/25(c)	13.64	0.16	0.88	1.04	(0.38)	(0.00	)(d)	(0.38)	14.30
10/31/24	11.55	0.32	2.15	2.47	(0.38)	—		(0.38)	13.64
10/31/23	10.20	0.32	1.26	1.58	(0.23)	—		(0.23)	11.55
10/31/22	13.76	0.30	(3.47)	(3.17)	(0.29)	(0.10)		(0.39)	10.20
10/31/21	10.30	0.33	3.29	3.62	(0.16)	—		(0.16)	13.76
10/31/20	11.12	0.20	(0.86)	(0.66)	(0.16)	—		(0.16)	10.30

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Unaudited
(d)	Value rounded to zero.
(e)	Annualized.

106	See Notes to Financial Statements

$	$		$		$			$			$			$
			Ratios and Supplemental Data
					Ratios to Average Net Assets

	Total Return(b)		Net Assets, End of Period (000)		Gross Expenses			Net Expenses			Net Investment Income (Loss)			Portfolio Turnover Rate

		7.81%		$ 36,179		0.86%	(e)		0.65%	(e)		2.20%	(e)		12%
		21.74		35,546		0.61			0.61			2.39			29
		15.61		28,059		0.63			0.63			2.60			30
		(23.72)		21,246		0.66			0.65			2.55			15
		35.27		21,846		0.70			0.70			2.41			12
		(6.18)		10,335		0.72			0.72			1.89			15

		7.95		13,004		0.33(e)			0.30(e)			2.52(e)			12
		22.04		14,300		0.45			0.45			2.58			29
		15.69		11,987		0.49			0.49			2.75			30
		(23.55)		8,600		0.48			0.48			2.56			15
		35.60		2,557		0.46			0.46			2.66			12
		(5.96)		1,192		0.52			0.51			1.99			15

		7.89		679		0.49(e)			0.45(e)			2.30(e)			12
		21.88		742		0.50			0.50			2.42			29
		15.77		954		0.50			0.50			2.70			30
		(23.64)		618		0.52			0.52			2.65			15
		35.49		771		0.52			0.52			2.58			12
		(5.99)		438		0.56			0.55			1.35			15

		7.99		893,401		0.33(e)			0.30(e)			2.58(e)			12
		22.15		854,575		0.34			0.34			2.68			29
		15.85		715,703		0.34			0.34			2.90			30
		(23.47)		657,816		0.37			0.37			2.85			15
		35.70		556,304		0.36			0.36			2.68			12
		(5.83)		338,692		0.41			0.40			2.21			15

		7.83		811,001		0.58(e)			0.55(e)			2.38(e)			12
		21.80		710,094		0.59			0.59			2.41			29
		15.58		629,526		0.59			0.59			2.66			30
		(23.66)		457,544		0.62			0.62			2.60			15
		35.42		386,981		0.61			0.61			2.50			12
		(6.08)		162,780		0.66			0.65			1.91			15

See Notes to Financial Statements	107

Notes to Financial Statements

(Unaudited)

1.	General Information

Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:

Fund Name	Short Name
Nuveen Core Equity Fund	Core Equity
Nuveen Large Cap Growth Fund	Large Cap Growth
Nuveen Large Cap Value Fund	Large Cap Value
Nuveen Quant Mid Cap Growth Fund	Quant Mid Cap Growth
Nuveen Mid Cap Value Fund	Mid Cap Value
Nuveen Quant Small Cap Equity Fund	Quant Small Cap Equity
Nuveen Quant Small/Mid Cap Equity Fund	Quant Small/Mid Cap Equity
Nuveen Large Cap Responsible Equity Fund	Large Cap Responsible Equity
Nuveen Emerging Markets Equity Fund	Emerging Markets Equity
Nuveen International Equity Fund	International Equity
Nuveen International Opportunities Fund	International Opportunities
Nuveen Quant International Small Cap Equity Fund	Quant International Small Cap Equity
Nuveen International Responsible Equity Fund	International Responsible Equity

Fund Name Changes: Effective March 1, 2025, Nuveen Mid Cap Growth Fund changed its name as noted above to Quant Mid Cap Growth and therefore all references to the name of the Fund in this report have been updated.

Fund Reorganizations: At a special meeting held on March 5, 2025, shareholders of Nuveen Mid Cap Value 1 Fund did not approve the proposed reorganization of the fund into Mid Cap Value, which was previously approved by the Board of Directors/Trustees of the Funds (the “Board”) on September 19, 2024.

Effective after the close of business on December 13, 2024, Nuveen Social Choice Low Carbon Equity Fund (the “Target Fund”) was merged into Large Cap Responsible Equity (the “Acquiring Fund”) (the “Reorganization”).

Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Acquiring Fund shares were distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the Reorganization.

Details of the Reorganization are further described in Note 12 – Fund Reorganization.

Current Fiscal Period: The end of the reporting period for the Funds is April 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2025 (the “current fiscal period”).

Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.

Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up- front sales charge.

108

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay the members of the Board all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnification: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

109

Notes to Financial Statements (continued)

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

110

Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Core Equity
Long-Term Investments:
Common stocks	$6,372,712,688	$—	$—	$6,372,712,688
Short-Term Investments:
Government agency debt	—	4,983,550	—	4,983,550
Repurchase agreement	—	13,476,000	—	13,476,000
Treasury debt	—	4,997,080	—	4,997,080
Total	$6,372,712,688	$23,456,630	$—	$6,396,169,318
Large Cap Growth
Long-Term Investments:
Common stocks	$5,458,177,502	$199,041,270	$—	$5,657,218,772
Investments purchased with collateral from securities lending	12,275,993	—	—	12,275,993
Short-Term Investments:
Repurchase agreement	—	32,242,000	—	32,242,000
Total	$5,470,453,495	$231,283,270	$—	$5,701,736,765
Large Cap Value
Long-Term Investments:
Common stocks	$6,162,186,472	$—	$—	$6,162,186,472
Short-Term Investments:
Government agency debt	—	4,983,550	—	4,983,550
Repurchase agreement	—	18,174,000	—	18,174,000
Total	$6,162,186,472	$23,157,550	$—	$6,185,344,022

111

Notes to Financial Statements (continued)

Fund	Level 1	Level 2	Level 3	Total
Quant Mid Cap Growth
Long-Term Investments:
Common stocks	$804,434,323	$—	$1,537	$804,435,860
Investments purchased with collateral from securities lending	9,333	—	—	9,333
Short-Term Investments:
Repurchase agreement	—	1,259,000	—	1,259,000
Total	$804,443,656	$1,259,000	$1,537	$805,704,193
Mid Cap Value
Long-Term Investments:
Common stocks	$1,617,658,310	$—	$—	$1,617,658,310
Investments purchased with collateral from securities lending	519	—	—	519
Short-Term Investments:
Repurchase agreement	—	9,209,000	—	9,209,000
Total	$1,617,658,829	$9,209,000	$—	$1,626,867,829
Quant Small Cap Equity
Long-Term Investments:
Common stocks	$3,007,115,255	$—	$—	$3,007,115,255
Investments purchased with collateral from securities lending	30,472,345	—	—	30,472,345
Short-Term Investments:
Government agency debt	—	9,976,500	—	9,976,500
Repurchase agreement	—	30,008,000	—	30,008,000
Investments in Derivatives:
Futures contracts*	(1,037,856)	—	—	(1,037,856)
Total	$3,036,549,744	$39,984,500	$—	$3,076,534,244
Quant Small/Mid Cap Equity
Long-Term Investments:
Common stocks	$1,364,846,199	$—	$418	$1,364,846,617
Investment companies	20,848,950	—	—	20,848,950
Investments purchased with collateral from securities lending	2,741,736	—	—	2,741,736
Short-Term Investments:
Repurchase agreement	—	6,297,000	—	6,297,000
Total	$1,388,436,885	$6,297,000	$418	$1,394,734,303
Large Cap Responsible Equity
Long-Term Investments:
Common stocks	$6,165,157,442	$—	$—	$6,165,157,442
Investment companies	8,823,940	—	—	8,823,940
Short-Term Investments:
Government agency debt	—	4,983,550	—	4,983,550
Repurchase agreement	—	30,798,000	—	30,798,000
Investments in Derivatives:
Futures contracts*	717,129	—	—	717,129
Total	$6,174,698,511	$35,781,550	$—	$6,210,480,061
Emerging Markets Equity
Long-Term Investments:
Common stocks	$384,383,838	$1,203,835,662	$223	$1,588,219,723
Investments purchased with collateral from securities lending	6,599,730	—	—	6,599,730
Short-Term Investments:
Repurchase agreement	—	12,571,000	—	12,571,000
Total	$390,983,568	$1,216,406,662	$223	$1,607,390,453
International Equity
Long-Term Investments:
Common stocks	$526,161,518	$5,795,869,227	$—	$6,322,030,745
Investments purchased with collateral from securities lending	119,980,747	—	—	119,980,747
Short-Term Investments:
Government agency debt	—	4,983,550	—	4,983,550
Repurchase agreement	—	101,090,000	—	101,090,000
Total	$646,142,265	$5,901,942,777	$—	$6,548,085,042

112

Fund	Level 1	Level 2	Level 3	Total
International Opportunities
Long-Term Investments:
Common stocks	$518,891,789	$1,724,485,067	$1,610	$2,243,378,466
Investments purchased with collateral from securities lending	15,854,774	—	—	15,854,774
Short-Term Investments:
Government agency debt	—	4,983,550	—	4,983,550
Repurchase agreement	—	45,890,000	—	45,890,000
Total	$534,746,563	$1,775,358,617	$1,610	$2,310,106,790
Quant International Small Cap Equity
Long-Term Investments:
Common stocks	$175,631,946	$980,846,569	$161,280	$1,156,639,795
Investment companies	29,833,383	—	—	29,833,383
Investments purchased with collateral from securities lending	19,463,222	—	—	19,463,222
Total	$224,928,551	$980,846,569	$161,280	$1,205,936,400
International Responsible Equity
Long-Term Investments:
Common stocks	$29,305,353	$1,697,716,328	$—	$1,727,021,681
Investments purchased with collateral from securities lending	28,462,853	—	—	28,462,853
Short-Term Investments:
Repurchase agreement	—	17,553,000	—	17,553,000
Investments in Derivatives:
Futures contracts*	918,059	—	—	918,059
Total	$58,686,265	$1,715,269,328	$—	$1,773,955,593

*	Represents net unrealized appreciation (depreciation).

4.	Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
Core Equity	Bank of New York Mellon Corp	$13,476,000	$(13,745,605)
Large Cap Growth	Bank of New York Mellon Corp	32,242,000	(32,886,896)
Large Cap Value	Bank of New York Mellon Corp	18,174,000	(18,537,531)
Quant Mid Cap Growth	Bank of New York Mellon Corp	1,259,000	(1,284,205)
Mid Cap Value	Bank of New York Mellon Corp	9,209,000	(9,393,257)
Quant Small Cap Equity	Bank of New York Mellon Corp	30,008,000	(30,608,239)
Quant Small/Mid Cap Equity	Bank of New York Mellon Corp	6,297,000	(6,423,035)
Large Cap Responsible Equity	Bank of New York Mellon Corp	30,798,000	(31,414,039)
Emerging Markets Equity	Bank of New York Mellon Corp	12,571,000	(12,822,473)
International Equity	Bank of New York Mellon Corp	101,090,000	(103,111,818)
International Opportunities	Bank of New York Mellon Corp	45,890,000	(46,807,801)
International Responsible Equity	Bank of New York Mellon Corp	17,553,000	(17,904,069)

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

113

Notes to Financial Statements (continued)

As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:

	Aggregate Value of Securities on Loan
Fund	Equity Securities	Cash Collateral Received*	Non-Cash Collateral Received**	Total Collateral Received
Large Cap Growth	$11,932,145	$12,275,993	$–	$12,275,993
Quant Mid Cap Growth	4,322,096	9,333	5,251,416	5,260,749
Mid Cap Value	1,626,600	519	1,652,970	1,653,489
Quant Small Cap Equity	50,223,246	30,472,345	19,650,734	50,123,079
Quant Small/Mid Cap Equity	3,067,900	2,741,736	451,594	3,193,330
Emerging Markets Equity	17,040,538	6,599,730	11,672,964	18,272,694
International Equity	108,876,709	119,980,747	–	119,980,747
International Opportunities	17,080,634	15,854,774	1,754,905	17,609,679
Quant International Small Cap Equity	42,772,132	19,463,222	25,181,513	44,644,735
International Responsible Equity	42,331,048	28,462,853	15,887,524	44,350,377
*May	include cash and investment of cash collateral.
**As	of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Purchases and Sales: Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales
Core Equity	$4,064,931,009	$3,725,431,511
Large Cap Growth	1,412,290,608	1,763,643,295
Large Cap Value	473,551,979	993,689,273
Quant Mid Cap Growth	886,043,643	992,853,707
Mid Cap Value	315,150,085	392,975,152
Quant Small Cap Equity	1,091,237,835	1,197,196,912
Quant Small/Mid Cap Equity	690,326,169	587,218,466
Large Cap Responsible Equity	1,843,724,777	2,029,934,142
Emerging Markets Equity	887,277,572	895,279,248
International Equity	1,101,336,319	1,584,064,660
International Opportunities	666,519,843	764,101,186
Quant International Small Cap Equity	707,015,155	811,644,655
International Responsible Equity	223,476,429	199,423,330

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed- delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Futures Contracts: Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. During the current fiscal period, the Funds listed below used equity index futures to equitize cash in their portfolios.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

114

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Futures Contracts Outstanding*
Quant Small Cap Equity	$23,268,521
Large Cap Responsible Equity	29,493,484
International Responsible Equity	16,559,402

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
Quant Small Cap Equity
Futures contracts	Equity	-	$–	Unrealized depreciation on futures contracts*	$(1,037,856)

Large Cap Responsible
Equity Futures contracts	Equity	Unrealized appreciation on futures contracts*	717,129	-	–

International Responsible
Equity Futures contracts	Equity	Unrealized appreciation on futures contracts*	918,059	-	–

*

Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund’s Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Quant Small Cap Equity Futures contracts	Equity	$(2,172,971)	$(513,858)

Large Cap Responsible Equity Futures contracts	Equity	(6,453,412)	1,491,682

International Responsible Equity Futures contracts	Equity	488,362	1,276,310

115

Notes to Financial Statements (continued)

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 4/30/25		Year Ended 10/31/24
Core Equity	Shares	Amount	Shares	Amount
Subscriptions:
Class A	625,221	$16,660,774	1,551,115	$ 38,504,550
Class I	388,745	6,328,754	131,706	1,941,665
Premier Class	239,651	3,672,728	247,960	3,669,275
Class R6	20,367,357	305,610,671	12,281,684	183,440,869
Retirement Class	18,567,500	286,442,980	3,980,626	63,561,097
Class W	10,857,461	156,786,202	4,553,676	68,277,358
Total subscriptions	51,045,935	775,502,109	22,746,767	359,394,814
Reinvestments of distributions:
Class A	3,768,899	104,507,719	8,646,053	185,053,857
Class I	48,013	749,922	62,060	786,861
Premier Class	55,069	862,443	101,733	1,294,172
Class R6	11,805,823	184,236,611	23,960,027	303,640,108
Retirement Class	3,775,510	61,333,208	6,756,759	88,664,579
Class W	13,626,793	212,986,768	32,461,512	407,412,638
Total reinvestments of distributions	33,080,107	564,676,671	71,988,144	986,852,215
Redemptions:
Class A	(2,933,526)	(77,749,935)	(5,507,441)	(136,280,326)
Class I	(108,568)	(1,653,403)	(210,286)	(3,179,887)
Premier Class	(49,151)	(753,099)	(228,746)	(3,529,369)
Class R6	(11,084,965)	(158,237,064)	(20,896,644)	(311,282,266)
Retirement Class	(714,491)	(11,325,666)	(3,693,637)	(56,424,077)
Class W	(10,985,843)	(172,909,198)	(39,326,997)	(590,590,901)
Total redemptions	(25,876,544)	(422,628,365)	(69,863,751)	(1,101,286,826)
Net increase (decrease) from shareholder transactions	58,249,498	$917,550,415	24,871,160	$ 244,960,203

	Six Months Ended 4/30/25		Year Ended 10/31/24
Large Cap Growth	Shares	Amount	Shares	Amount
Subscriptions:
Class A	597,970	$16,668,942	1,664,876	$ 42,354,622
Class I	52,735	1,479,840	110,790	2,872,026
Premier Class	45,126	1,324,631	132,827	3,317,310
Class R6	4,789,626	130,137,340	9,743,557	248,314,746
Retirement Class	318,036	8,929,076	1,656,033	40,295,505
Class W	6,167,909	166,266,716	5,958,631	156,576,146
Total subscriptions	11,971,402	324,806,545	19,266,714	493,730,355
Reinvestments of distributions:
Class A	2,984,255	87,140,244	–	–
Class I	12,104	355,245	266	6,023
Premier Class	7,755	228,085	71	1,605
Class R6	3,834,574	112,659,770	148,500	3,370,945
Retirement Class	904,165	26,256,946	2,689	60,378
Class W	5,761,817	169,051,703	670,234	15,194,214
Total reinvestments of distributions	13,504,670	395,691,993	821,760	18,633,165
Redemptions:
Class A	(2,669,694)	(73,739,342)	(4,099,568)	(105,731,293)
Class I	(17,774)	(510,039)	(87,229)	(2,370,082)
Premier Class	(25,697)	(717,713)	(366,938)	(10,049,077)
Class R6	(8,109,848)	(224,651,725)	(15,302,380)	(388,999,643)
Retirement Class	(1,953,638)	(53,720,849)	(3,153,356)	(81,811,841)
Class W	(10,398,067)	(303,782,065)	(30,967,230)	(814,656,032)
Total redemptions	(23,174,718)	(657,121,733)	(53,976,701)	(1,403,617,968)
Net increase (decrease) from shareholder transactions	2,301,354	$63,376,805	(33,888,227)	$ (891,254,448)

116

	Six Months Ended 4/30/25		Year Ended 10/31/24
Large Cap Value	Shares	Amount	Shares	Amount
Subscriptions:
Class A	133,403	$2,827,569	342,105	$ 6,951,327
Class I	4,775	108,706	5,168	113,657
Premier Class	57,748	1,339,430	1,164,317	24,095,459
Class R6	3,642,741	82,199,968	42,851,735	915,683,840
Retirement Class	4,784,934	110,511,651	19,439,851	418,147,150
Class W	5,017,696	114,293,959	11,041,329	241,178,947
Total subscriptions	13,641,297	311,281,283	74,844,505	1,606,170,380
Reinvestments of distributions:
Class A	279,987	6,072,920	664,368	11,905,473
Class I	651	15,037	2,160	41,140
Premier Class	82,163	1,898,781	169,913	3,235,151
Class R6	5,404,502	125,006,127	8,873,121	169,121,679
Retirement Class	1,744,065	40,165,816	2,286,087	43,412,797
Class W	4,070,432	94,026,972	9,601,832	182,818,865
Total reinvestments of distributions	11,581,800	267,185,653	21,597,481	410,535,105
Redemptions:
Class A	(482,251)	(10,231,931)	(840,229)	(16,736,111)
Class I	(3,495)	(81,205)	(12,928)	(276,092)
Premier Class	(348,055)	(7,942,744)	(586,757)	(13,241,957)
Class R6	(22,577,913)	(503,540,808)	(5,629,174)	(116,629,822)
Retirement Class	(2,633,483)	(58,863,482)	(1,610,542)	(33,425,526)
Class W	(12,854,955)	(297,506,310)	(25,134,786)	(540,382,946)
Total redemptions	(38,900,152)	(878,166,480)	(33,814,416)	(720,692,454)
Net increase (decrease) from shareholder transactions	(13,677,055)	$(299,699,544)	62,627,570	$ 1,296,013,031

	Six Months Ended 4/30/25		Year Ended 10/31/24
Quant Mid Cap Growth	Shares	Amount	Shares	Amount
Subscriptions:
Class A	99,437	$1,999,666	243,880	$ 4,627,083
Class I	686	15,000	8,714	178,868
Premier Class	38,163	804,173	185,434	3,426,382
Class R6	336,346	7,191,426	757,398	15,444,604
Retirement Class	158,683	3,254,738	248,452	4,793,827
Total subscriptions	633,315	13,265,003	1,443,878	28,470,764
Reinvestments of distributions:
Class A	–	–	–	–
Class I	–	–	5	101
Premier Class	–	–	–	–
Class R6	–	–	55,040	1,033,100
Retirement Class	–	–	–	–
Total reinvestments of distributions	–	–	55,045	1,033,201
Redemptions:
Class A	(653,562)	(13,033,876)	(1,592,176)	(30,172,147)
Class I	(1,393)	(27,829)	(11,398)	(229,905)
Premier Class	(56,964)	(1,208,898)	(377,783)	(7,535,369)
Class R6	(4,310,468)	(86,350,365)	(4,892,275)	(98,442,828)
Retirement Class	(1,446,815)	(29,271,900)	(3,131,970)	(58,785,746)
Total redemptions	(6,469,202)	(129,892,868)	(10,005,602)	(195,165,995)
Net increase (decrease) from shareholder transactions	(5,835,887)	$(116,627,865)	(8,506,679)	$ (165,662,030)

117

Notes to Financial Statements (continued)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Mid Cap Value	Shares	Amount	Shares	Amount
Subscriptions:
Class A	111,896	$1,881,636	251,358	$ 4,142,388
Class I	468,947	8,931,598	469	7,433
Premier Class	106,890	1,873,030	615,555	9,746,949
Class R6	556,717	10,315,837	2,101,890	37,983,597
Retirement Class	3,107,554	57,042,858	1,745,190	32,012,852
Total subscriptions	4,352,004	80,044,959	4,714,462	83,893,219
Reinvestments of distributions:
Class A	733,209	13,095,111	177,785	2,657,881
Class I	20,347	382,328	347	5,443
Premier Class	102,700	1,931,787	31,668	496,870
Class R6	3,990,899	75,148,621	1,092,977	17,159,732
Retirement Class	1,645,452	30,687,682	378,312	5,890,324
Total reinvestments of distributions	6,492,607	121,245,529	1,681,089	26,210,250
Redemptions:
Class A	(724,720)	(12,238,494)	(1,539,023)	(25,125,267)
Class I	(325,498)	(5,636,130)	(13,743)	(234,075)
Premier Class	(159,185)	(2,890,753)	(794,239)	(14,173,523)
Class R6	(8,128,408)	(140,585,791)	(7,663,892)	(130,755,614)
Retirement Class	(1,281,490)	(22,433,086)	(4,592,824)	(76,141,352)
Total redemptions	(10,619,301)	(183,784,254)	(14,603,721)	(246,429,831)
Net increase (decrease) from shareholder transactions	225,310	$17,506,234	(8,208,170)	$ (136,326,362)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Quant Small Cap Equity	Shares	Amount	Shares	Amount
Subscriptions:
Class A	377,880	$6,451,990	638,597	$ 11,047,934
Class I	953,216	17,118,609	30,141	582,375
Premier Class	260,319	4,789,556	939,175	15,752,361
Class R6	5,976,960	111,808,816	15,662,011	287,845,995
Retirement Class	1,182,875	21,247,932	6,216,299	108,646,837
Class W	1,317,706	22,914,482	1,516,758	27,595,536
Total subscriptions	10,068,956	184,331,385	25,002,981	451,471,038
Reinvestments of distributions:
Class A	922,267	17,052,709	166,085	2,561,038
Class I	12,193	240,931	996	16,291
Premier Class	259,242	5,081,152	46,786	759,812
Class R6	12,673,210	250,549,363	2,249,370	36,799,697
Retirement Class	3,272,520	61,785,181	498,527	7,831,860
Class W	2,706,608	53,347,248	811,971	13,251,363
Total reinvestments of distributions	19,846,040	388,056,584	3,773,735	61,220,061
Redemptions:
Class A	(596,661)	(10,158,122)	(1,126,488)	(19,405,276)
Class I	(122,163)	(2,137,912)	(29,198)	(541,233)
Premier Class	(195,680)	(3,676,712)	(531,691)	(10,161,894)
Class R6	(9,474,183)	(160,769,626)	(6,030,118)	(110,732,693)
Retirement Class	(1,763,822)	(31,546,650)	(2,251,495)	(38,755,850)
Class W	(3,329,214)	(64,718,547)	(9,603,695)	(176,117,857)
Total redemptions	(15,481,723)	(273,007,569)	(19,572,685)	(355,714,803)
Net increase (decrease) from shareholder transactions	14,433,273	$299,380,400	9,204,031	$ 156,976,296

118

	Six Months Ended 4/30/25		Year Ended 10/31/24
Quant Small/Mid Cap Equity	Shares	Amount	Shares	Amount
Subscriptions:
Class A	125,833	$1,895,517	419,451	$ 5,895,107
Class I	3,922,635	66,298,692	4,530,505	64,010,391
Premier Class	3,348	46,099	–	–
Class R6	1,041,565	15,693,168	2,792,381	39,410,396
Retirement Class	9,813,951	144,236,736	8,689,854	126,935,792
Class W	1,566,048	22,105,285	952,186	13,748,721
Total subscriptions	16,473,380	250,275,497	17,384,377	250,000,407
Reinvestments of distributions:
Class A	169,025	2,643,550	36,381	469,309
Class I	944,951	14,920,777	72,925	948,754
Premier Class	–	–	–	–
Class R6	585,620	9,235,234	112,951	1,467,227
Retirement Class	4,454,779	69,672,738	678,507	8,752,745
Class W	4,285,456	67,581,649	1,443,551	18,751,724
Total reinvestments of distributions	10,439,831	164,053,948	2,344,315	30,389,759
Redemptions:
Class A	(246,102)	(3,645,889)	(505,755)	(7,238,916)
Class I	(3,260,220)	(47,454,219)	(1,982,526)	(27,981,645)
Premier Class	–	(3)	–	–
Class R6	(836,907)	(13,014,453)	(2,100,441)	(30,878,377)
Retirement Class	(77,193)	(1,126,141)	(677,019)	(8,954,060)
Class W	(5,057,994)	(79,604,593)	(13,038,010)	(191,746,814)
Total redemptions	(9,478,416)	(144,845,298)	(18,303,751)	(266,799,812)
Net increase (decrease) from shareholder transactions	17,434,795	$269,484,147	1,424,941	$ 13,590,354

	Six Months Ended 4/30/25		Year Ended 10/31/24
Large Cap Responsible Equity	Shares	Amount	Shares	Amount
Fund reorganization (see note 1):
Class A	3,497,428	$79,369,974	–	$ –
Class I	96,686	2,631,688	–	–
Premier Class	199,680	5,420,637	–	–
Class R6	17,387,177	473,729,483	–	–
Retirement Class	20,343,977	567,937,130	–	–
Total reorganization	41,524,948	1,129,088,912	–	–
Subscriptions:
Class A	507,236	11,400,138	991,962	23,314,236
Class I	144,310	4,045,082	160,076	4,338,119
Premier Class	100,196	2,693,069	196,768	5,327,833
Class R6	7,719,636	206,418,702	10,642,177	294,485,727
Retirement Class	123,045	3,518,224	257,204	7,352,078
Total subscriptions	8,594,423	228,075,215	12,248,187	334,817,993
Reinvestments of distributions:
Class A	4,825,203	111,896,475	1,743,814	36,759,578
Class I	108,502	3,017,436	83,889	2,064,516
Premier Class	176,585	4,898,458	87,731	2,153,793
Class R6	22,573,205	628,438,021	9,367,800	230,728,901
Retirement Class	3,809,139	108,674,731	1,628,579	40,958,754
Total reinvestments of distributions	31,492,634	856,925,121	12,911,813	312,665,542
Redemptions:
Class A	(3,380,724)	(75,575,891)	(3,267,348)	(77,020,085)
Class I	(226,277)	(6,169,186)	(1,094,383)	(30,513,712)
Premier Class	(265,961)	(7,190,102)	(718,265)	(19,908,936)
Class R6	(33,780,109)	(911,260,879)	(37,301,253)	(1,034,808,479)
Retirement Class	(7,087,955)	(193,599,075)	(6,219,841)	(175,950,018)
Total redemptions	(44,741,026)	(1,193,795,133)	(48,601,090)	(1,338,201,230)
Net increase (decrease) from shareholder transactions	36,870,979	$1,020,294,115	(23,441,090)	$ (690,717,695)

119

Notes to Financial Statements (continued)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Emerging Markets Equity	Shares	Amount	Shares	Amount
Subscriptions:
Class A	8,260	$66,675	271,106	$ 2,405,573
Class I	–	–	–	–
Premier Class	30,050	243,934	115,890	934,449
Class R6	1,333,016	10,802,094	2,289,610	18,437,115
Retirement Class	155,213	1,249,341	309,802	2,547,289
Class W	15,805,985	128,935,284	34,531,314	279,228,198
Total subscriptions	17,332,524	141,297,328	37,517,722	303,552,624
Reinvestments of distributions:
Class A	15,403	124,151	26,993	205,147
Class I	48	389	69	531
Premier Class	16,593	134,238	20,118	153,700
Class R6	576,075	4,654,687	911,628	6,946,604
Retirement Class	139,274	1,119,760	266,869	2,025,539
Class W	6,140,436	49,614,725	7,337,533	55,912,001
Total reinvestments of distributions	6,887,829	55,647,950	8,563,210	65,243,522
Redemptions:
Class A	(122,304)	(985,830)	(396,043)	(3,383,809)
Class I	(25)	(206)	(185)	(1,480)
Premier Class	(50,001)	(395,296)	(67,272)	(539,713)
Class R6	(4,651,315)	(37,849,041)	(7,925,099)	(64,509,817)
Retirement Class	(892,572)	(7,151,983)	(2,717,005)	(21,794,411)
Class W	(25,912,368)	(207,066,443)	(43,347,963)	(357,880,737)
Total redemptions	(31,628,585)	(253,448,799)	(54,453,567)	(448,109,967)
Net increase (decrease) from shareholder transactions	(7,408,232)	$(56,503,521)	(8,372,635)	$ (79,313,821)

	Six Months Ended 4/30/25		Year Ended 10/31/24
International Equity	Shares	Amount	Shares	Amount
Subscriptions:
Class A	349,642	$2,861,211	950,661	$ 7,820,779
Class I	60,471	872,915	80,517	1,163,058
Premier Class	116,408	1,629,357	1,440,367	18,535,244
Class R6	10,821,526	145,645,642	14,565,237	198,884,624
Retirement Class	453,868	6,718,332	1,471,280	21,202,486
Class W	13,411,000	186,758,738	22,483,510	306,480,642
Total subscriptions	25,212,915	344,486,195	40,991,572	554,086,833
Reinvestments of distributions:
Class A	1,046,453	8,539,058	1,219,001	9,044,987
Class I	4,798	68,511	4,042	51,618
Premier Class	79,798	1,111,592	102,616	1,278,590
Class R6	4,308,421	60,016,307	5,293,275	65,954,208
Retirement Class	450,734	6,571,696	562,880	7,334,328
Class W	7,241,893	101,169,246	8,532,680	106,658,498
Total reinvestments of distributions	13,132,097	177,476,410	15,714,494	190,322,229
Redemptions:
Class A	(1,570,837)	(12,703,337)	(3,100,473)	(25,080,935)
Class I	(14,158)	(201,033)	(28,765)	(402,251)
Premier Class	(393,095)	(5,434,732)	(974,591)	(13,585,308)
Class R6	(27,005,401)	(381,626,606)	(37,767,143)	(519,471,237)
Retirement Class	(2,289,693)	(33,202,680)	(5,305,824)	(73,650,333)
Class W	(35,754,865)	(498,865,238)	(49,810,334)	(695,730,188)
Total redemptions	(67,028,049)	(932,033,626)	(96,987,130)	(1,327,920,252)
Net increase (decrease) from shareholder transactions	(28,683,037)	$(410,071,021)	(40,281,064)	$ (583,511,190)

120

	Six Months Ended 4/30/25		Year Ended 10/31/24
International Opportunities	Shares	Amount	Shares	Amount
Subscriptions:
Class A	66,678	$1,002,844	91,344	$ 1,383,107
Class I	5,419	80,835	35,566	521,947
Premier Class	5,686	85,022	11,053	167,847
Class R6	613,119	9,330,374	1,057,911	15,916,848
Retirement Class	36,436	549,148	47,938	717,402
Class W	8,539,564	130,051,542	14,083,851	213,298,182
Total subscriptions	9,266,902	141,099,765	15,327,663	232,005,333
Reinvestments of distributions:
Class A	22,489	349,704	23,002	322,714
Class I	17,564	272,948	21,527	302,021
Premier Class	1,842	28,733	1,788	25,175
Class R6	133,103	2,071,086	123,969	1,740,525
Retirement Class	56,500	876,322	63,325	886,546
Class W	2,796,391	43,567,777	2,680,005	37,680,868
Total reinvestments of distributions	3,027,889	47,166,570	2,913,616	40,957,849
Redemptions:
Class A	(264,887)	(3,994,095)	(547,954)	(8,267,626)
Class I	(185,071)	(2,770,977)	(673,357)	(10,063,481)
Premier Class	(17,691)	(268,540)	(28,344)	(429,648)
Class R6	(1,298,272)	(19,535,237)	(1,585,579)	(23,704,952)
Retirement Class	(742,065)	(11,148,714)	(1,320,909)	(19,717,171)
Class W	(17,058,987)	(251,990,152)	(27,285,402)	(410,975,831)
Total redemptions	(19,566,973)	(289,707,715)	(31,441,545)	(473,158,709)
Net increase (decrease) from shareholder transactions	(7,272,182)	$(101,441,380)	(13,200,266)	$ (200,195,527)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Quant International Small Cap Equity	Shares	Amount	Shares	Amount
Subscriptions:
Class A	4,782	$49,968	18,614	$ 203,054
Class I	5,902	63,800	3,095	34,056
Premier Class	–	–	–	–
Class R6	389,028	4,252,508	438,873	4,733,858
Retirement Class	41,747	453,497	155,881	1,677,869
Class W	5,417,343	59,668,063	7,739,451	84,686,090
Total subscriptions	5,858,802	64,487,836	8,355,914	91,334,927
Reinvestments of distributions:
Class A	2,240	24,531	2,450	23,963
Class I	187	2,036	33	325
Premier Class	–	–	–	–
Class R6	217,884	2,377,111	214,656	2,092,896
Retirement Class	18,863	205,793	21,911	213,633
Class W	4,115,558	44,941,894	4,217,705	41,164,803
Total reinvestments of distributions	4,354,732	47,551,365	4,456,755	43,495,620
Redemptions:
Class A	(9,991)	(106,978)	(31,020)	(333,938)
Class I	(1,854)	(20,223)	(1,096)	(11,367)
Premier Class	–	–	–	–
Class R6	(1,009,970)	(10,932,986)	(724,489)	(7,654,552)
Retirement Class	(127,549)	(1,373,173)	(275,552)	(2,972,542)
Class W	(16,281,225)	(176,577,387)	(17,838,238)	(193,205,367)
Total redemptions	(17,430,589)	(189,010,747)	(18,870,395)	(204,177,766)
Net increase (decrease) from shareholder transactions	(7,217,055)	$(76,971,546)	(6,057,726)	$ (69,347,219)

121

Notes to Financial Statements (continued)

	Six Months Ended 4/30/25		Year Ended 10/31/24
International Responsible Equity	Shares	Amount	Shares	Amount
Subscriptions:
Class A	238,872	$3,220,847	565,498	$ 7,592,410
Class I	65,826	897,554	201,280	2,671,032
Premier Class	1,119	13,921	8,659	118,387
Class R6	6,547,436	88,119,978	11,642,529	153,930,409
Retirement Class	3,860,121	52,600,424	1,050,135	13,712,521
Total subscriptions	10,713,374	144,852,724	13,468,101	178,024,759
Reinvestments of distributions:
Class A	70,960	957,958	73,378	901,080
Class I	27,025	365,371	29,908	367,874
Premier Class	379	5,139	212	2,620
Class R6	1,512,059	20,458,156	1,621,242	19,957,489
Retirement Class	1,476,967	19,924,282	1,704,801	20,917,903
Total reinvestments of distributions	3,087,390	41,710,906	3,429,541	42,146,966
Redemptions:
Class A	(384,660)	(5,166,005)	(462,533)	(6,168,862)
Class I	(231,178)	(3,040,890)	(221,065)	(2,971,723)
Premier Class	(8,324)	(113,144)	(36,926)	(473,088)
Class R6	(8,157,614)	(112,688,471)	(12,598,298)	(167,974,569)
Retirement Class	(679,710)	(9,140,305)	(5,199,357)	(69,428,841)
Total redemptions	(9,461,486)	(130,148,815)	(18,518,179)	(247,017,083)
Net increase (decrease) from shareholder transactions	4,339,278	$56,414,815	(1,620,537)	$ (26,845,358)

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Equity	$4,539,348,395	$1,980,594,384	$(123,773,461)	$1,856,820,923
Large Cap Growth	2,699,023,360	3,150,891,190	(148,177,785)	3,002,713,405
Large Cap Value	4,052,924,405	2,244,380,818	(111,961,201)	2,132,419,617
Quant Mid Cap Growth	769,261,467	88,334,743	(51,892,017)	36,442,726
Mid Cap Value	1,401,903,462	306,085,756	(81,121,389)	224,964,367
Quant Small Cap Equity	2,776,183,990	602,951,425	(302,601,171)	300,350,254
Quant Small/Mid Cap Equity	1,254,459,295	255,105,965	(114,830,957)	140,275,008
Large Cap Responsible Equity	3,689,344,606	2,714,530,220	(193,394,765)	2,521,135,455
Emerging Markets Equity	1,494,522,526	319,223,121	(206,355,194)	112,867,927
International Equity	4,629,655,709	2,187,484,258	(269,054,925)	1,918,429,333
International Opportunities	1,724,642,836	691,882,649	(106,418,695)	585,463,954
Quant International Small Cap Equity	1,085,069,836	186,228,115	(65,361,551)	120,866,564
International Responsible Equity	1,439,358,630	419,022,239	(84,425,276)	334,596,963

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

122

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Core Equity	$47,069,178	$516,819,467	$2,766,932,591	$–	$–	$(1,170,826)	$3,329,650,410
Large Cap Growth	20,632,990	377,848,966	3,577,935,160	–	–	(603,906)	3,975,813,210
Large Cap Value	112,868,197	133,543,962	2,381,809,032	–	–	(1,147,617)	2,627,073,574
Quant Mid Cap Growth	–	–	194,431,063	(134,050,753)	(43,706)	(469,698)	59,866,906
Mid Cap Value	19,949,253	93,517,700	377,703,508	–	–	(1,035,905)	490,134,556
Quant Small Cap Equity	45,586,938	334,071,881	609,984,694	–	–	(650,045)	988,993,468
Quant Small/Mid Cap Equity	23,451,891	140,800,662	282,372,510	–	–	(35,254)	446,589,809
Large Cap Responsible Equity	198,465,319	510,728,439	2,672,725,398	–	–	(718,174)	3,381,200,982
Emerging Markets Equity	52,212,959	–	95,448,765	(365,928,618)	–	(170,262)	(218,437,156)
International Equity	174,064,509	–	1,819,367,536	(434,081,322)	–	(1,476,722)	1,557,874,001
International Opportunities	44,828,908	–	622,021,823	(728,464,426)	–	(141,283)	(61,754,978)
Quant International Small Cap Equity	41,958,330	–	75,419,976	(80,266,266)	–	(41,809)	37,070,231
International Responsible Equity	43,975,839	446,637	235,891,218	–	–	(22,161)	280,291,533

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
Core Equity	$–	$–	$–
Large Cap Growth	–	–	–
Large Cap Value	–	–	–
Quant Mid Cap Growth	110,381,676	23,669,077	134,050,753
Mid Cap Value	–	–	–
Quant Small Cap Equity	–	–	–
Quant Small/Mid Cap Equity	–	–	–
Large Cap Responsible Equity	–	–	–
Emerging Markets Equity	199,272,013	166,656,605	365,928,618
International Equity	255,128,173	178,953,149	434,081,322
International Opportunities*	630,552,244	97,912,182	728,464,426
Quant International Small Cap Equity	80,266,266	–	80,266,266
International Responsible Equity	–	–	–

*	A portion of International Opportunities’ capital loss carryforwards is subject to limitation under the Internal Revenue Code and regulated regulations.

8.	Investment Adviser and Other Transactions with Affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.

Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.

123

Notes to Financial Statements (continued)

The management fee schedule for each Fund, other than the Large Cap Responsible Equity, consists of two components: a Fund- level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”). For the Large Cap Responsible Equity, the management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within the Fund, and there are no changes to the investment management fees.

For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:

Complex Level Asset Breakpoint Level*	Complex Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of the reporting period, the complex-level fee rate for each Fund was as follows:

Fund	Complex-Level Fee
Core Equity	0.1598%
Large Cap Growth	0.1598%
Large Cap Value	0.1598%
Quant Mid Cap Growth	0.1598%
Mid Cap Value	0.1598%
Quant Small Cap Equity	0.1598%
Quant Small/Mid Cap Equity	0.1598%
Large Cap Responsible Equity	—%
Emerging Markets Equity	0.1598%
International Equity	0.1598%
International Opportunities	0.1598%
Quant International Small Cap Equity	0.1598%
International Responsible Equity	0.1598%

The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The fund-level fee range and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:

124

	Fund-Level Fee Range	Maximum Expense Amounts‡
Fund		Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Core Equity*	0.140%—0.290%	0.870%	0.670%	0.670%	0.520%	0.770%	0.520%
Large Cap Growth*	0.140%—0.290%	0.870	0.670	0.670	0.520	0.770	0.520
Large Cap Value*	0.140%—0.290%	0.870	0.670	0.670	0.520	0.770	0.520
Quant Mid Cap Growth*	0.130%—0.320%	0.900	0.700	0.700	0.550	0.800	–
Mid Cap Value*	0.130%—0.320%	0.900	0.700	0.700	0.550	0.800	–
Quant Small Cap Equity*	0.110%—0.300%	0.880	0.680	0.680	0.530	0.780	0.530
Quant Small/Mid Cap Equity*	0.110%—0.300%	0.880	0.680	0.680	0.530	0.780	0.530
Large Cap Responsible Equity	0.150%	0.570	0.370	0.370	0.220	0.470	–
Emerging Markets Equity*	0.540%—0.690%	1.300	1.100	1.100	0.950	1.200	0.950
International Equity*	0.190%—0.340%	0.950	0.750	0.750	0.600	0.850	0.600
International Opportunities*	0.290%—0.440%	1.050	0.850	0.850	0.700	0.950	0.700
Quant International Small Cap Equity*	0.340%—0.490%	1.100	0.900	0.900	0.750	1.000	0.750
International Responsible Equity*	0.090%—0.140%	0.750	0.550	0.550	0.400	0.650	–

*	This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2026. The reimbursement arrangements can only be changed with the approval of the Board.

Effective May 1, 2024, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:

	Investment Management Fee Range	Maximum Expense Amounts‡
Fund		Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
International Responsible Equity*	0.090%—0.140%	0.650%	0.450%	0.450%	0.300%	0.550%	–%

*	This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in “Affiliated Income” on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in “Reimbursement from Adviser” on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:

Fund	Value
Core Equity	$692,710
Large Cap Growth	414,734
Large Cap Value	498,322
Quant Mid Cap Growth	63,259
Mid Cap Value	133,416
Emerging Markets Equity	135,918
International Equity	363,673
International Opportunities	116,147

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross- trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:

125

Notes to Financial Statements (continued)

Fund	Purchases	Sales	Realized Gain (Loss)
Core Equity	$208,189,312	$16,918,355	$815,983
Large Cap Growth	36,809,075	43,068,553	16,349,732
Quant Mid Cap Growth	6,909,022	96,604,126	33,030,222
Mid Cap Value	2,415,625	7,510,511	(2,378,856)
Quant Small Cap Equity	9,495,728	118,241	33,599
Quant Small/Mid Cap Equity	4,106,841	144,653	(14,982)
Large Cap Responsible Equity	35,628,901	58,542,960	12,781,078
International Equity	10,716,338	2,959,604	(119,101)
International Opportunities	2,944,457	1,560,433	49,330
Quant International Small Cap Equity	756,687	60,495,948	317,309
International Responsible Equity	22,868,051	14,099,124	609,917

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected	Paid to Financial Intermediaries
Core Equity	$13,384	$11,684
Large Cap Growth	11,110	9,685
Large Cap Value	5,600	4,926
Quant Mid Cap Growth	450	400
Mid Cap Value	574	500
Quant Small Cap Equity	1,588	1,385
Quant Small/Mid Cap Equity	2,495	2,175
Large Cap Responsible Equity	7,539	6,578
Emerging Markets Equity	143	125
International Equity	912	781
International Opportunities	330	287
Quant International Small Cap Equity	—	—
International Responsible Equity	—	—

Nuveen Securities also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, Nuveen Securities compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances
Core Equity	$—
Large Cap Growth	166
Large Cap Value	—
Quant Mid Cap Growth	—
Mid Cap Value	—
Quant Small Cap Equity	—
Quant Small/Mid Cap Equity	—
Large Cap Responsible Equity	—
Emerging Markets Equity	—
International Equity	—
International Opportunities	—
Quant International Small Cap Equity	—
International Responsible Equity	—

126

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained
Core Equity	$548
Large Cap Growth	—
Large Cap Value	76
Quant Mid Cap Growth	—
Mid Cap Value	—
Quant Small Cap Equity	—
Quant Small/Mid Cap Equity	—
Large Cap Responsible Equity	—
Emerging Markets Equity	—
International Equity	—
International Opportunities	—
Quant International Small Cap Equity	—
International Responsible Equity	—

The following is the percentage of the Funds’ shares owned by affiliates as of the end of the current fiscal period:

Underlying Fund	Nuveen Lifecycle Funds	Nuveen Lifestyle Funds	Nuveen Managed Allocation Fund	TIAA Access	Total
Core Equity	37%	2%	1%	5%	45%
Large Cap Growth	41	2	1	3	47
Large Cap Value	34	1	1	11	47
Quant Mid Cap Growth	–	–	–	19	19
Mid Cap Value	–	–	–	23	23
Quant Small Cap Equity	13	1	–	11	25
Quant Small/Mid Cap Equity	36	2	1	–	39
Large Cap Responsible Equity	–	–	–	5	5
Emerging Markets Equity	85	4	2	1	92
International Equity	50	2	1	9	62
International Opportunities	87	4	2	–	93
Quant International Small Cap Equity	91	4	2	–	97
International Responsible Equity	–	–	–	10	10

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:

Issue	Value at 10/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at 4/30/25	Value at 4/30/25	Dividend Income
Large Cap Responsible Equity Investment companies Nuveen ESG Large-Cap ETF	$9,177,720	$–	$–	$–	$(353,780)	200,000	$8,823,940	$169,260
Total	$9,177,720	–	–	–	(353,780)	200,000	$8,823,940	169,260

9.	Emerging Markets Risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

127

Notes to Financial Statements (continued)

10.	Inter-Fund Lending Program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.

11.	Line of Credit

During June 2024, the Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

There were no borrowings under this credit facility by the Funds during the current fiscal period.

12.	Fund Reorganization

The Reorganization as previously described in Note 1 – General Information was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes as a result. Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. Such a distribution may be taxable to the Target Fund’s shareholders for federal income tax purposes.

Investments of the Target Fund: The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the Reorganization, were as follows:

Social Choice Low Carbon Equity
Cost of investments	$767,031,994
Fair value of investments	1,116,708,056
Net unrealized appreciation (depreciation) of investments	349,676,062

Share Transactions: The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:

128

Target Fund - Prior to Reorganization	Shares Outstanding	Net Assets	NAV per Share
Social Choice Low Carbon Equity
Class A	3,700,799	$79,369,974	$21.45
Class I	122,201	2,631,688	21.54
Premier Class	250,926	5,420,637	21.60
Class R6	21,982,288	473,729,483	21.55
Retirement Class	26,501,327	567,937,130	21.43

Acquiring Fund - Prior to Reorganization	Shares Outstanding	Net Assets	NAV per Share
Large Cap Responsible Equity
Class A	30,995,915	$703,414,018	$22.69
Class I	1,136,243	30,927,368	27.22
Premier Class	1,356,953	36,836,652	27.15
Class R6	171,270,737	4,666,427,343	27.25
Retirement Class	28,855,901	805,561,822	27.92

Acquiring Fund - After Reorganization	Shares Outstanding	Net Assets	NAV per Share
Large Cap Responsible Equity
Class A	34,493,343	$782,783,992	$22.69
Class I	1,232,929	33,559,056	27.22
Premier Class	1,556,633	42,257,289	27.15
Class R6	188,657,914	5,140,156,826	27.25
Retirement Class	49,199,878	1,373,498,952	27.92

Pro Forma Results of Operations: The beginning of the current fiscal period for the Target Fund was November 1, 2024. Assuming the Reorganization had been completed on November 1, 2024, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the current fiscal period are as follows:

Acquiring Fund - Pro Forma Results from Operations	Large Cap Responsible Equity
Net investment income (loss)	$38,739,742
Net realized and unrealized gains (losses)	249,489,849
Change in net assets resulting from operations	288,229,591

13.	Subsequent Event

Voluntary Waivers: The Adviser has agreed to implement voluntary waivers reducing the expense cap for International Responsible Equity for one-year effective May 1, 2025. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each class is as follows:

Fund	Waiver	Maximum Expense Amounts
International Responsible Equity - Class A	0.130%	0.620%
International Responsible Equity - Class I	0.130	0.420
International Responsible Equity - Premier Class	0.130	0.420
International Responsible Equity - Class R6	0.130	0.270
International Responsible Equity - Retirement Class	0.130	0.520

129

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

Portfolios of Investments April 30, 2025

Equity Index

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.2%

		COMMON STOCKS - 99.2%

		AUTOMOBILES & COMPONENTS - 1.7%

102,643	(a)	Adient plc	$1,298,434

82,911	(a)	American Axle & Manufacturing Holdings, Inc	316,720

197,782	(a)	Aptiv plc	11,285,441

204,944		BorgWarner, Inc	5,816,311

27,933	(a),(b)	Cooper-Standard Holdings, Inc	409,777

107,715		Dana Inc	1,480,004

20,044	(a)	Dorman Products, Inc	2,270,985

3,369,801		Ford Motor Co	33,731,708

40,428	(a)	Fox Factory Holding Corp	821,093

862,549		General Motors Co	39,021,717

177,823		Gentex Corp	3,872,985

25,155	(a)	Gentherm, Inc	654,282

285,966	(a)	Goodyear Tire & Rubber Co	3,111,310

127,748		Harley-Davidson, Inc	2,864,110

110,804	(a)	Holley, Inc	238,229

18,139		LCI Industries	1,398,154

51,928		Lear Corp	4,452,826

640,885	(a),(b)	Lucid Group, Inc	1,608,621

12,953	(a),(b)	Luminar Technologies, Inc	50,646

43,958	(a)	Modine Manufacturing Co	3,588,731

25,482		Patrick Industries, Inc	1,961,604

40,988		Phinia, Inc	1,645,668

251,662	(a),(b)	QuantumScape Corp	983,998

802,107	(a),(b)	Rivian Automotive, Inc	10,956,782

217,401	(a),(b)	Solid Power, Inc	236,967

15,934		Standard Motor Products, Inc	431,811

19,766	(a)	Stoneridge, Inc	76,297

2,461,685	(a)	Tesla, Inc	694,589,040

41,295		Thor Industries, Inc	2,990,584

28,194	(a)	Visteon Corp	2,232,683

23,560		Winnebago Industries, Inc	749,679

21,842	(a)	XPEL, Inc	625,555

		TOTAL AUTOMOBILES & COMPONENTS	835,772,752

		BANKS - 3.8%

18,633		1st Source Corp	1,117,048

14,723		Amalgamated Financial Corp	414,600

25,834		Amerant Bancorp, Inc	435,045

48,454		Ameris Bancorp	2,839,404

27,215		Arrow Financial Corp	667,584

156,553		Associated Banc-Corp	3,453,559

122,573		Atlantic Union Bankshares Corp	3,395,272

44,566	(a)	Axos Financial, Inc	2,829,050

189,360		Banc of California, Inc	2,552,573

24,715		Bancfirst Corp	2,911,921

37,392	(a)	Bancorp, Inc	1,806,408

7,985		Bank First Corp	871,802

5,906,108		Bank of America Corp	235,535,587

34,424		Bank of Hawaii Corp	2,275,771

6,575		Bank of Marin Bancorp	134,919

39,774		Bank of NT Butterfield & Son Ltd	1,598,119

90,703		Bank OZK	3,863,948

79,459		BankUnited, Inc	2,599,104

41,073		Banner Corp	2,511,203

12,845		Bar Harbor Bankshares	380,726

16,293		BCB Bancorp, Inc	133,928

43,571		Berkshire Hills Bancorp, Inc	1,081,868

23,658		BOK Financial Corp	2,204,216

15,598	(a)	Bridgewater Bancshares, Inc	240,053

4	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		BANKS (continued)

67,439		Brookline Bancorp, Inc	$704,063

2,955		Burke & Herbert Financial Services Corp	165,214

19,568		Business First Bancshares, Inc	451,042

25,800		Byline Bancorp, Inc	658,932

143,139		Cadence Bank	4,188,247

11,105		Camden National Corp	427,765

191		Capital Bancorp, Inc	6,034

4,521		Capital City Bank Group, Inc	165,197

105,986		Capitol Federal Financial, Inc	600,941

15,958	(a)	Carter Bankshares, Inc	244,317

82,639		Cathay General Bancorp	3,445,220

16,021		Central Pacific Financial Corp	411,579

1,663,132		Citigroup, Inc	113,724,966

5,190		Citizens & Northern Corp	99,907

413,701		Citizens Financial Group, Inc	15,261,430

13,280		City Holding Co	1,538,754

5,750		Civista Bancshares, Inc	129,432

7,874		CNB Financial Corp	172,834

14,705	(a)	Coastal Financial Corp	1,208,016

208,225		Columbia Banking System, Inc	4,668,405

27,831	(a)	Columbia Financial, Inc	374,884

99,964		Comerica, Inc	5,373,065

123,540		Commerce Bancshares, Inc	7,503,820

60,022		Community Bank System, Inc	3,276,601

14,068		Community Trust Bancorp, Inc	688,769

32,974		ConnectOne Bancorp, Inc	742,904

46,800		Cullen/Frost Bankers, Inc	5,450,796

32,680(a)		Customers Bancorp, Inc	1,634,000

139,451		CVB Financial Corp	2,585,422

28,972		Dime Community Bancshares, Inc	744,291

26,137		Eagle Bancorp, Inc	469,159

127,007		East West Bancorp, Inc	10,865,449

158,264		Eastern Bankshares, Inc	2,361,299

5,234		Enterprise Bancorp, Inc	194,705

28,968		Enterprise Financial Services Corp	1,506,915

11,154		Equity Bancshares, Inc	429,317

8,510		Esquire Financial Holdings, Inc	705,649

9,389		Farmers & Merchants Bancorp, Inc	245,710

11,812		Farmers National Banc Corp	154,028

34,406		FB Financial Corp	1,464,319

587,078		Fifth Third Bancorp	21,099,583

8,770		Financial Institutions, Inc	222,670

24,700		First Bancorp	999,362

158,461		First BanCorp	3,112,174

7,604		First Bancorp, Inc	185,766

588		First Bank	8,455

60,032		First Busey Corp	1,248,065

8,793		First Business Financial Services, Inc	423,295

10,427		First Citizens Bancshares, Inc (Class A)	18,551,093

135,088		First Commonwealth Financial Corp	2,069,548

14,032		First Community Bancshares, Inc	528,726

73,937		First Financial Bancorp	1,711,642

112,033		First Financial Bankshares, Inc	3,754,226

4,322		First Financial Corp	213,507

113,382		First Foundation, Inc	569,178

135,411		First Hawaiian, Inc	3,095,495

502,723		First Horizon National Corp	9,089,232

90,601		First Interstate BancSystem, Inc	2,373,293

47,027		First Merchants Corp	1,676,042

12,091		First Mid Bancshares, Inc	404,202

12,529		First of Long Island Corp	144,334

9,917	(a)	First Western Financial, Inc	209,150

See Notes to Financial Statements	5

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		BANKS (continued)

15,276		Five Star Bancorp	$422,840

42,707		Flushing Financial Corp	511,203

325,156		FNB Corp	4,256,292

194,217		Fulton Financial Corp	3,239,540

19,386	(a),(b)	FVCBankcorp, Inc	221,388

19,355		German American Bancorp, Inc	733,748

101,511		Glacier Bancorp, Inc	4,137,588

7,132		Great Southern Bancorp, Inc	392,260

11,967		Greene County Bancorp, Inc	266,266

5,058		Guaranty Bancshares, Inc	199,589

70,171		Hancock Whitney Corp	3,655,207

29,083		Hanmi Financial Corp	665,128

39,598		HarborOne Bancorp, Inc	448,249

7,219		HBT Financial, Inc	167,300

55,657		Heritage Commerce Corp	503,139

28,290		Heritage Financial Corp	645,578

46,898		Hilltop Holdings, Inc	1,384,898

1,692		Hingham Institution For Savings The	422,256

2,890		Home Bancorp, Inc	145,483

183,082		Home Bancshares, Inc	5,080,526

32,654	(a)	HomeStreet, Inc	370,949

8,226		HomeTrust Bancshares, Inc	280,836

99,262		Hope Bancorp, Inc	989,642

37,769		Horizon Bancorp, Inc	554,449

1,192,416		Huntington Bancshares, Inc	17,325,804

41,058		Independent Bank Corp	2,426,117

16,001		Independent Bank Corp	487,390

63,589		International Bancshares Corp	3,881,473

10,716		John Marshall Bancorp, Inc	184,208

2,490,968		JPMorgan Chase & Co	609,340,592

62,205		Kearny Financial Corp	389,403

839,749		Keycorp	12,461,875

19,759		Lakeland Financial Corp	1,099,984

23,057		Live Oak Bancshares, Inc	602,710

146,895		M&T Bank Corp	24,936,895

8,910		Mercantile Bank Corp	376,982

28,455		Metrocity Bankshares, Inc	784,504

15,723	(a)	Metropolitan Bank Holding Corp	973,725

11,042		Mid Penn Bancorp, Inc	320,770

22,606		Midland States Bancorp, Inc	368,026

5,927		MidWestOne Financial Group, Inc	164,415

25,698		MVB Financial Corp	438,408

56,061		National Bank Holdings Corp	2,027,166

34,793		NBT Bancorp, Inc	1,473,136

288,217	(b)	New York Community Bancorp, Inc	3,375,021

8,973		Nicolet Bankshares, Inc	1,048,136

9,353		Northeast Bank	774,615

27,798		Northeast Community Bancorp, Inc	632,682

44,937		Northfield Bancorp, Inc	474,085

101,413		Northwest Bancshares, Inc	1,252,451

2,936,035	(a)	NU Holdings Ltd	36,494,915

52,078		OceanFirst Financial Corp	862,412

72,625		OFG Bancorp	2,857,794

244,450		Old National Bancorp	5,033,226

15,271		Old Second Bancorp, Inc	241,129

20,312		Origin Bancorp, Inc	650,796

3,618		Orrstown Financial Services, Inc	108,431

89,066		Pacific Premier Bancorp, Inc	1,811,602

11,574		Park National Corp	1,737,257

12,857		Parke Bancorp, Inc	242,354

22,883		Pathward Financial, Inc	1,816,224

10,253		Peapack Gladstone Financial Corp	283,803

6	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		BANKS (continued)

23,125		Peoples Bancorp, Inc	$670,856

8,138		Peoples Financial Services Corp	351,724

64,999		Pinnacle Financial Partners, Inc	6,515,500

385	(a)	Pioneer Bancorp, Inc	4,320

348,410		PNC Financial Services Group, Inc	55,986,003

61,345		Popular, Inc	5,853,540

12,183		Preferred Bank	972,934

5,687		Primis Financial Corp	46,861

84,394		Prosperity Bancshares, Inc	5,730,353

145,550		Provident Financial Services, Inc	2,382,654

14,068		QCR Holdings, Inc	913,717

22,257		RBB Bancorp	346,764

4,522		Red River Bancshares, Inc	238,309

776,524		Regions Financial Corp	15,848,855

57,881		Renasant Corp	1,856,244

4,137		Republic Bancorp, Inc (Class A)	280,695

33,109		S&T Bancorp, Inc	1,206,492

69,004		Seacoast Banking Corp of Florida	1,636,085

58,630		ServisFirst Bancshares, Inc	4,175,629

14,920		Shore Bancshares, Inc	206,344

5,250		Sierra Bancorp	138,915

98,370		Simmons First National Corp (Class A)	1,835,584

16,069		SmartFinancial, Inc	488,819

354		South Plains Financial, Inc	11,933

2,746	(a)	Southern First Bancshares, Inc	97,510

5,675		Southern Missouri Bancorp, Inc	298,789

24,349		Southside Bancshares, Inc	686,398

86,272		SouthState Corp	7,486,684

38,203		Stellar Bancorp, Inc	953,547

21,096		Stock Yards Bancorp, Inc	1,535,578

110,649		Synovus Financial Corp	4,793,315

38,762	(a)	Texas Capital Bancshares, Inc	2,641,630

119,035		TFS Financial Corp	1,542,694

11,131		Tompkins Trustco, Inc	663,408

56,169		Towne Bank	1,850,769

24,322		Trico Bancshares	938,343

17,672	(a)	Triumph Financial, Inc	944,038

1,171,805		Truist Financial Corp	44,927,004

19,519		TrustCo Bank Corp NY	594,354

45,567		Trustmark Corp	1,528,773

57,830		UMB Financial Corp	5,468,983

135,795		United Bankshares, Inc	4,656,411

103,599		United Community Banks, Inc	2,860,368

22,107		Univest Financial Corp	653,041

1,353,999		US Bancorp	54,620,320

554,230		Valley National Bancorp	4,766,378

34,533		Veritex Holdings, Inc	803,928

88,539		Washington Federal, Inc	2,526,018

15,885		Washington Trust Bancorp, Inc	438,426

153,531		Webster Financial Corp	7,262,016

2,922,142		Wells Fargo & Co	207,501,303

115,587		WesBanco, Inc	3,442,181

8,366		West Bancorporation, Inc	162,342

20,400		Westamerica Bancorporation	987,972

91,934		Western Alliance Bancorp	6,408,719

47,822		Wintrust Financial Corp	5,316,372

47,065		WSFS Financial Corp	2,426,201

130,592		Zions Bancorporation	5,872,722

		TOTAL BANKS	1,807,396,678

		CAPITAL GOODS - 6.6%

90,270	(a)	3D Systems Corp	166,097

480,328		3M Co	66,722,362

See Notes to Financial Statements	7

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

100,665		A.O. Smith Corp	$6,831,127

54,660		Aaon, Inc	4,988,818

23,678	(a)	AAR Corp	1,265,826

26,578		Acuity Brands, Inc	6,474,667

57,160		Advanced Drainage Systems, Inc	6,487,088

115,971		Aecom Technology Corp	11,440,539

22,184	(a)	Aerovironment, Inc	3,361,320

27,273	(a)	AerSale Corp	190,093

53,416		AGCO Corp	4,531,279

107,782		Air Lease Corp	5,039,886

13,727		Alamo Group, Inc	2,292,134

34,459		Albany International Corp (Class A)	2,266,024

76,759		Allegion plc	10,684,853

6,208		Allied Motion Technologies, Inc	132,541

76,634		Allison Transmission Holdings, Inc	7,068,720

12,889	(b)	Alta Equipment Group, Inc	54,778

35,576	(a)	Ameresco, Inc	378,173

27,449	(a)	American Superconductor Corp	544,863

12,826	(a)	American Woodmark Corp	756,734

202,126		Ametek, Inc	34,276,527

210,322	(a)	API Group Corp	7,956,481

18,243		Apogee Enterprises, Inc	723,700

30,780		Applied Industrial Technologies, Inc	7,488,158

375,038	(a)	Archer Aviation, Inc	3,124,067

50,409		Arcosa, Inc	4,036,249

11,536		Argan, Inc	1,766,508

45,529		Armstrong World Industries, Inc	6,602,616

157,065	(a)	Array Technologies, Inc	750,771

17,527		Astec Industries, Inc	635,003

17,487	(a)	Astronics Corp	396,780

34,587		Atkore, Inc	2,209,072

94,994		Atmus Filtration Technologies, Inc	3,293,442

65,174	(a)	Axon Enterprise, Inc	39,971,214

132,278	(a)	AZEK Co, Inc	6,555,698

18,025		AZZ, Inc	1,563,849

568,083	(a),(b)	Blink Charging Co	415,894

162,550	(a)	Bloom Energy Corp	2,977,916

25,060	(a)	Blue Bird Corp	873,842

11,068	(a)	BlueLinx Holdings, Inc	720,970

662,389	(a)	Boeing Co	121,376,160

33,731		Boise Cascade Co	3,146,428

11,845	(a)	Bowman Consulting Group Ltd	262,011

40,102	(b)	Brookfield Business Corp	1,051,875

106,149	(a)	Builders FirstSource, Inc	12,698,605

73,250		BWX Technologies, Inc	7,993,040

8,806		Cadre Holdings, Inc	256,695

37,748		Carlisle Cos, Inc	14,324,611

725,783		Carrier Global Corp	45,390,469

427,764		Caterpillar, Inc	132,294,572

59,348	(a),(b)	Centuri Holdings, Inc	1,065,890

531,871	(a),(b)	ChargePoint Holdings, Inc	331,249

36,781	(a)	Chart Industries, Inc	4,964,699

669,075		CNH Industrial NV	7,741,198

20,151		Columbus McKinnon Corp	299,242

28,861		Comfort Systems USA, Inc	11,473,691

887		Concrete Pumping Holdings, Inc	5,322

43,404	(a)	Construction Partners, Inc	3,565,205

169,838	(a)	Core & Main, Inc	8,947,066

45,095		Crane Co	7,259,393

15,294		CSW Industrials, Inc	4,779,069

122,264		Cummins, Inc	35,926,054

33,427		Curtiss-Wright Corp	11,528,638

8	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

55,814	(a),(b)	Custom Truck One Source, Inc	$224,930

219,231		Deere & Co	101,626,722

80,220	(a)	DNOW, Inc	1,273,091

122,703		Donaldson Co, Inc	8,065,268

17,088		Douglas Dynamics, Inc	409,770

121,539		Dover Corp	20,740,630

7,460	(a)	Ducommun, Inc	427,607

12,598	(a)	DXP Enterprises, Inc	1,114,419

21,956	(a)	Dycom Industries, Inc	3,678,728

347,114		Eaton Corp plc	102,179,948

39,624		EMCOR Group, Inc	15,877,337

504,257		Emerson Electric Co	53,002,453

46,405	(a)	Energy Recovery, Inc	716,957

94,986	(a),(b)	Energy Vault Holdings, Inc	71,069

55,416		Enerpac Tool Group Corp	2,237,144

33,465		EnerSys	2,898,069

116,702	(a),(b)	Enovix Corp	781,903

16,390		EnPro Industries, Inc	2,448,666

44,651		Esab Corp	5,363,478

19,331		ESCO Technologies, Inc	3,024,335

49,319	(a)	Everus Construction Group, Inc	1,984,597

499,292		Fastenal Co	40,427,673

46,155		Federal Signal Corp	3,758,402

177,489		Ferguson Enterprises, Inc	30,112,784

98,402		Flowserve Corp	4,450,722

46,207	(a),(b)	Fluence Energy, Inc	188,987

131,134	(a)	Fluor Corp	4,575,265

304,781		Fortive Corp	21,240,188

104,386		Fortune Brands Innovations, Inc	5,618,055

37,279		Franklin Electric Co, Inc	3,167,224

171,229	(a),(b)	Freyr Battery, Inc	207,187

90,879		FTAI Aviation Ltd	9,734,050

17,059	(a),(b)	FuelCell Energy, Inc	69,942

227,491	(a)	Gates Industrial Corp plc	4,304,130

34,075		GATX Corp	4,973,587

240,687		GE Vernova, Inc	89,251,553

26,667	(a)	Gencor Industries, Inc	338,404

54,140	(a)	Generac Holdings, Inc	6,192,533

238,875		General Dynamics Corp	65,002,665

956,828		General Electric Co	192,839,115

26,448	(a)	Gibraltar Industries, Inc	1,400,422

25,662		Global Industrial Co	659,000

37,797	(a)	GMS, Inc	2,769,008

18,896		Gorman-Rupp Co	677,611

147,695		Graco, Inc	12,053,389

149,154	(a),(b)	GrafTech International Ltd	94,414

39,368		Granite Construction, Inc	3,200,225

60,950	(a)	Great Lakes Dredge & Dock Corp	554,036

33,587		Greenbrier Cos, Inc	1,424,761

40,831		Griffon Corp	2,780,999

22,211		H&E Equipment Services, Inc	1,994,770

130,446	(a)	Hayward Holdings, Inc	1,738,845

36,168		HEICO Corp	9,069,488

70,220		HEICO Corp (Class A)	14,109,305

23,945		Helios Technologies, Inc	652,741

25,702		Herc Holdings, Inc	2,812,827

78,974		Hexcel Corp	3,827,870

76,991		Hillenbrand, Inc	1,557,528

103,419	(a)	Hillman Solutions Corp	722,899

578,997		Honeywell International, Inc	121,878,869

355,853		Howmet Aerospace, Inc	49,314,109

46,409		Hubbell, Inc	16,854,821

See Notes to Financial Statements	9

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

33,445	(a)	Hudson Technologies, Inc	$223,747

35,838		Huntington Ingalls Industries, Inc	8,254,925

306,800	(a),(b)	Hyliion Holdings Corp	463,268

7,156		Hyster-Yale Materials Handling, Inc	275,005

67,464		IDEX Corp	11,736,712

9,895	(a)	IES Holdings, Inc	1,946,149

260,646		Illinois Tool Works, Inc	62,531,582

356,567		Ingersoll Rand, Inc	26,895,849

15,632		Insteel Industries, Inc	530,081

66,469	(a)	Intuitive Machines, Inc	545,046

77,067		ITT, Inc	10,559,720

82,032	(a)	Janus International Group, Inc	564,380

95,278	(a)	JELD-WEN Holding, Inc	525,935

41,736		John Bean Technologies Corp	4,393,131

590,175		Johnson Controls International plc	49,515,683

9,278	(b)	Kadant, Inc	2,737,010

63,395		Kennametal, Inc	1,234,935

110,429	(a)	Kratos Defense & Security Solutions, Inc	3,730,844

160,855		L3Harris Technologies, Inc	35,391,317

4,474	(a)	Lawson Products, Inc	116,503

26,580		Lennox International, Inc	14,532,615

90,506		Leonardo DRS, Inc	3,345,102

16,978	(a)	Limbach Holdings, Inc	1,625,474

47,515		Lincoln Electric Holdings, Inc	8,372,143

8,406		Lindsay Corp	1,084,878

42,000	(a)	Loar Holdings, Inc	3,972,360

185,863		Lockheed Martin Corp	88,796,048

32,814		LSI Industries, Inc	495,163

30,526		Luxfer Holdings plc	328,460

25,887	(a)	Manitowoc Co, Inc	203,990

195,438		Masco Corp	11,845,497

47,879	(a)	Mastec, Inc	6,095,954

104,386	(a)	Masterbrand, Inc	1,268,290

26,438	(a)	Mayville Engineering Co Inc	337,878

21,770		McGrath RentCorp	2,322,206

56,073	(a)	Mercury Computer Systems, Inc	2,803,650

46,376	(a)	Middleby Corp	6,184,240

12,532		Miller Industries, Inc	511,431

27,127		Moog, Inc (Class A)	4,536,991

74,482	(a)	MRC Global, Inc	867,715

40,108		MSC Industrial Direct Co (Class A)	3,067,460

103,888		Mueller Industries, Inc	7,642,001

123,593		Mueller Water Products, Inc (Class A)	3,243,080

15,607	(a)	MYR Group, Inc	1,909,048

52,011	(a),(b)	NANO Nuclear Energy, Inc	1,183,250

3,753		National Presto Industries, Inc	316,566

138,086	(a)	NEXTracker, Inc	5,607,672

50,093		Nordson Corp	9,496,130

119,877		Northrop Grumman Corp	58,320,161

5,136	(a)	Northwest Pipe Co	217,561

63,246	(a),(b)	NuScale Power Corp	1,047,986

138,034		nVent Electric plc	7,579,447

2,380		Omega Flex, Inc	71,305

174,014	(a)	Orion Marine Group, Inc	1,111,949

51,245		Oshkosh Corp	4,292,281

359,501		Otis Worldwide Corp	34,609,161

70,404		Owens Corning, Inc	10,237,446

444,749		PACCAR, Inc	40,120,807

17,348		Park Aerospace Corp	226,738

113,220		Parker-Hannifin Corp	68,504,893

133,782		Pentair plc	12,138,041

1,323,869	(a)	Plug Power, Inc	1,155,208

10	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

6,237	(b)	Powell Industries, Inc	$1,142,057

1,157		Preformed Line Products Co	158,937

58,364		Primoris Services Corp	3,500,089

20,651	(a)	Proto Labs, Inc	726,089

97,523		Quanex Building Products Corp	1,603,278

127,607		Quanta Services, Inc	37,349,293

25,790	(a)	RBC Bearings, Inc	8,473,820

60,202	(a)	Redwire Corp	648,978

58,146		Regal-Beloit Corp	6,154,173

112,180	(a)	Resideo Technologies, Inc	1,882,380

34,968		REV Group, Inc	1,143,454

306,374	(a),(b)	Rocket Lab USA, Inc	6,675,889

97,124		Rockwell Automation, Inc	24,055,672

1,177,526		RTX Corp	148,521,354

6,598		Rush Enterprises, Inc	381,628

44,730		Rush Enterprises, Inc (Class A)	2,280,783

134,984		Sensata Technologies Holding plc	2,888,658

198,020	(a),(b)	SES AI Corp	177,980

561,090	(a)	Shoals Technologies Group, Inc	2,025,535

24,827		Shyft Group, Inc	210,036

37,416		Simpson Manufacturing Co, Inc	5,750,465

40,856	(a)	SiteOne Landscape Supply, Inc	4,690,677

46,027		Snap-On, Inc	14,443,733

106,309	(a)	Spirit Aerosystems Holdings, Inc (Class A)	3,827,124

33,039	(a)	SPX Technologies, Inc	4,432,182

113,112	(a)	Standardaero, Inc	3,056,286

8,453		Standex International Corp	1,195,423

130,458		Stanley Black & Decker, Inc	7,830,089

23,409	(a)	Sterling Construction Co, Inc	3,498,007

191,646	(a),(b)	Sunrun, Inc	1,320,441

32,061		Tecnoglass, Inc	2,284,987

24,854		Tennant Co	1,793,465

69,107		Terex Corp	2,432,566

151,739		Textron, Inc	10,677,873

22,578	(a)	Thermon Group Holdings, Inc	592,221

48,377		Timken Co	3,108,222

51,987	(a)	Titan International, Inc	382,104

13,882	(a)	Titan Machinery, Inc	230,302

91,243		Toro Co	6,230,072

202,306		Trane Technologies plc	77,545,913

5,151	(a)	Transcat, Inc	408,629

47,577		TransDigm Group, Inc	67,229,631

100,182	(a)	Trex Co, Inc	5,792,523

123,443		Trinity Industries, Inc	3,098,419

99,724	(a)	Triumph Group, Inc	2,532,990

49,355	(a)	Tutor Perini Corp	1,059,158

59,386		UFP Industries, Inc	5,870,306

56,177		United Rentals, Inc	35,472,967

39,589	(a)	V2X, Inc	1,969,949

18,457		Valmont Industries, Inc	5,411,962

321,037		Vertiv Holdings Co	27,410,139

15,571	(a)	Vicor Corp	621,361

16,951	(a),(b)	Virgin Galactic Holdings, Inc	48,988

39,155		W.W. Grainger, Inc	40,106,858

39,430		Wabash National Corp	272,461

31,821		Watsco, Inc	14,632,569

26,804		Watts Water Technologies, Inc (Class A)	5,568,531

40,493		WESCO International, Inc	6,598,739

150,275		Westinghouse Air Brake Technologies Corp	27,761,804

168,942		WillScot Mobile Mini Holdings Corp	4,243,823

55,521		Woodward Inc	10,414,074

25,062		Worthington Enterprises, Inc	1,268,889

See Notes to Financial Statements	11

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

35,235	(a)	Xometry, Inc	$903,425

210,881		Xylem, Inc	25,425,922

140,071		Zurn Elkay Water Solutions Corp	4,756,811

		TOTAL CAPITAL GOODS	3,127,448,646

		COMMERCIAL & PROFESSIONAL SERVICES - 1.7%

71,796		ABM Industries, Inc	3,499,337

91,019		ACCO Brands Corp	351,333

110,227	(a)	ACV Auctions, Inc	1,619,235

380,551		Alight, Inc	1,944,616

172,465	(a)	Amentum Holdings, Inc	3,763,186

33,223	(a)	Asure Software, Inc	337,546

364,303		Automatic Data Processing, Inc	109,509,482

21,308		Barrett Business Services, Inc	864,252

27,933	(a),(b)	BlackSky Technology, Inc	233,520

110,250		Booz Allen Hamilton Holding Corp	13,232,205

34,803	(a)	BrightView Holdings, Inc	477,497

35,470		Brink’s Co	3,165,343

103,884		Broadridge Financial Solutions, Inc	25,181,482

19,011	(a)	CACI International, Inc (Class A)	8,704,567

54,887	(a)	Casella Waste Systems, Inc (Class A)	6,446,478

43,111	(a)	CBIZ, Inc	2,935,859

25,717	(a)	CECO Environmental Corp	611,807

122,132	(a)	Ceridian HCM Holding, Inc	7,067,779

13,622	(a)	Cimpress plc	572,396

307,453		Cintas Corp	65,081,651

387,769	(a)	Clarivate plc	1,671,284

44,744	(a)	Clean Harbors, Inc	9,572,531

49,867		Concentrix Corp	2,546,209

132,462	(a)	Conduent, Inc	279,495

789,491	(a)	Copart, Inc	48,182,636

100,942	(a)	CoreCivic, Inc	2,285,327

4,484		CRA International, Inc	727,305

26,157		CSG Systems International, Inc	1,572,820

30,980		Deluxe Corp	452,308

75,581	(a)	Driven Brands Holdings, Inc	1,248,598

196,245		Dun & Bradstreet Holdings, Inc	1,760,318

78,667		Ennis, Inc	1,412,073

108,514		Equifax, Inc	28,227,747

132,285	(a)	ExlService Holdings, Inc	6,413,177

41,992		Exponent, Inc	3,303,931

53,505	(a),(b)	First Advantage Corp	754,420

8,190	(a)	Forrester Research, Inc	76,576

9,141	(a)	Franklin Covey Co	185,654

31,944	(a)	FTI Consulting, Inc	5,311,648

161,326		Genpact Ltd	8,108,245

97,493	(a)	GEO Group, Inc	3,049,581

61,320	(a)	Harsco Corp	421,268

56,484	(a)	Healthcare Services Group	802,638

14,986		Heidrick & Struggles International, Inc	584,754

56,093		Herman Miller, Inc	919,925

39,729		HNI Corp	1,680,537

17,579	(a)	Huron Consulting Group, Inc	2,369,473

14,225		ICF International, Inc	1,208,556

32,868	(a)	Innodata, Inc	1,243,068

30,132		Insperity, Inc	1,958,881

40,589		Interface, Inc	763,073

108,944		Jacobs Solutions, Inc	13,487,267

126,396		KBR, Inc	6,674,973

25,446		Kelly Services, Inc (Class A)	293,901

14,799		Kforce, Inc	565,322

44,482		Korn/Ferry International	2,744,539

82,778	(a)	Legalzoom.com, Inc	605,935

12	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		COMMERCIAL & PROFESSIONAL SERVICES (continued)

115,337		Leidos Holdings, Inc	$16,975,300

20,481	(a)	Liquidity Services, Inc	650,886

39,935		Manpower, Inc	1,720,000

23,701		Matthews International Corp (Class A)	484,685

58,381		MAXIMUS, Inc	3,909,192

51,680	(a)	Mistras Group, Inc	471,322

19,414	(a)	Montrose Environmental Group, Inc	284,027

29,217		MSA Safety, Inc	4,599,340

8,091		NL Industries, Inc	69,421

44,132	(a)	NV5 Global, Inc	818,649

99,756	(a)	OPENLANE, Inc	1,846,484

47,740	(a)	Parsons Corp	3,191,896

287,686		Paychex, Inc	42,324,364

44,093		Paycom Software, Inc	9,982,214

37,253	(a)	Paylocity Holding Corp	7,156,301

131,794		Pitney Bowes, Inc	1,143,972

120,113	(a)	Planet Labs PBC	395,172

83,380		Quad Graphics, Inc	397,723

161,078		RB Global, Inc	16,220,555

185,108		Republic Services, Inc	46,415,831

31,570		Resources Connection, Inc	181,054

95,845		Robert Half International, Inc	4,245,934

250,978		Rollins, Inc	14,338,373

43,704		Science Applications International Corp	5,289,495

188,440		SS&C Technologies Holdings, Inc	14,246,064

72,578		Steelcase, Inc (Class A)	719,974

239,975		Tetra Tech, Inc	7,484,820

166,720		TransUnion	13,831,091

31,176		TriNet Group, Inc	2,442,016

27,408	(a)	TrueBlue, Inc	118,951

13,566	(b)	TTEC Holdings, Inc	54,264

16,144		Unifirst Corp	2,881,220

86,222	(a)	Upwork, Inc	1,133,819

214,229		Veralto Corp	20,544,561

125,243		Verisk Analytics, Inc	37,125,782

157,937	(a)	Verra Mobility Corp	3,443,027

101,978		Vestis Corp	893,327

14,279	(a)	Viad Corp	418,232

103,449	(b)	Virco Mfg. Corp	950,696

19,685		VSE Corp	2,254,326

356,826		Waste Management, Inc	83,268,915

7,913	(a)	Willdan Group, Inc	310,190

32,019	(a)	WNS Holdings Ltd	1,937,790

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	796,236,819

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%

19,450	(a),(b)	1-800-FLOWERS.COM, Inc (Class A)	107,559

41,896	(a)	Abercrombie & Fitch Co (Class A)	2,908,420

44,300		Academy Sports & Outdoors, Inc	1,669,224

84,641		Advance Auto Parts, Inc	2,769,454

12,218		A-Mark Precious Metals, Inc	297,630

8,316,375	(a)	Amazon.com, Inc	1,533,705,877

151,292		American Eagle Outfitters, Inc	1,593,105

4,429	(a)	America’s Car-Mart, Inc	210,023

37,251	(a)	Arhaus, Inc	292,793

88,408	(b)	Arko Corp	355,842

17,268	(a)	Asbury Automotive Group, Inc	3,766,842

27,134	(a)	Autonation, Inc	4,725,386

14,933	(a)	Autozone, Inc	56,186,906

196,056	(a),(b)	BARK, Inc	221,543

191,637		Bath & Body Works, Inc	5,846,845

174,190		Best Buy Co, Inc	11,616,731

21,956	(a)	Boot Barn Holdings, Inc	2,290,889

See Notes to Financial Statements	13

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)

43,151		Buckle, Inc	$1,499,929

16,431		Build-A-Bear Workshop, Inc	579,686

54,905	(a)	Burlington Stores, Inc	12,355,821

27,131	(b)	Caleres, Inc	413,476

45,155		Camping World Holdings, Inc	544,569

128,771	(a)	Carmax, Inc	8,327,621

97,361	(a)	Carvana Co	23,790,160

1,023,661	(a)	Coupang, Inc	23,922,958

44,243	(b)	Designer Brands, Inc	123,438

74,785	(a)	Destination XL Group, Inc	74,007

47,280		Dick’s Sporting Goods, Inc	8,876,347

3,335	(b)	Dillard’s, Inc (Class A)	1,156,111

420,873		eBay, Inc	28,686,704

106,237	(a)	Etsy, Inc	4,619,185

3,909	(a),(b)	EVgo, Inc	10,789

46,886	(a)	Five Below, Inc	3,558,179

89,712	(a)	Floor & Decor Holdings, Inc	6,409,025

85,370	(a)	Foot Locker, Inc	1,047,490

382,192	(a)	GameStop Corp (Class A)	10,647,869

166,065		Gap, Inc	3,636,824

10,885	(a)	Genesco, Inc	211,169

123,926		Genuine Parts Co	14,567,501

19,249	(a),(b)	GigaCloud Technology, Inc	241,382

12,919		Group 1 Automotive, Inc	5,214,496

19,850	(a),(b)	Groupon, Inc	361,469

113,852	(a),(b)	GrowGeneration Corp	133,207

12,079		Haverty Furniture Cos, Inc	219,355

880,404		Home Depot, Inc	317,376,838

104,497	(b)	Kohl’s Corp	700,130

29,092	(a)	Lands’ End, Inc	258,337

119,702	(a),(b)	Leslie’s, Inc	71,845

21,647		Lithia Motors, Inc (Class A)	6,337,376

195,614		LKQ Corp	7,474,411

500,290		Lowe’s Cos, Inc	111,844,832

239,583		Macy’s, Inc	2,736,038

14,865	(a)	MarineMax, Inc	319,003

24,916		Monro Muffler, Inc	347,329

14,919		Murphy USA, Inc	7,438,166

60,209	(a)	National Vision Holdings, Inc	743,581

86,070		Nordstrom, Inc	2,077,730

35,743	(a)	ODP Corp	488,964

57,170	(a)	Ollie’s Bargain Outlet Holdings, Inc	6,066,309

7,506	(a),(b)	OneWater Marine, Inc	112,665

50,501	(a)	O’Reilly Automotive, Inc	71,469,015

294,339	(a)	Overstock.com, Inc	1,197,960

19,648		Penske Auto Group, Inc	3,058,604

63,078	(a)	Petco Health & Wellness Co, Inc	186,080

32,909		Pool Corp	9,646,944

127,958	(a),(b)	RealReal, Inc	742,156

26,266	(a)	Revolve Group, Inc	522,168

11,142	(a)	RH	2,050,462

282,476		Ross Stores, Inc	39,264,164

258,853	(a)	Sally Beauty Holdings, Inc	2,107,063

22,839	(a),(b)	Savers Value Village, Inc	219,026

10,676		Shoe Carnival, Inc	185,549

39,515		Signet Jewelers Ltd	2,343,239

17,467	(a),(b)	Sleep Number Corp	136,068

17,973		Sonic Automotive, Inc (Class A)	1,091,321

107,982	(a)	Stitch Fix, Inc	353,101

83,380	(a)	ThredUp, Inc	374,376

16,584	(a),(b)	Tilly’s, Inc	25,374

1,005,412		TJX Cos, Inc	129,376,416

14	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)

21,328	(a),(b)	Torrid Holdings, Inc	$135,433

453,520		Tractor Supply Co	22,957,182

41,546	(a)	Ulta Beauty, Inc	16,437,259

56,933		Upbound Group, Inc	1,132,967

53,953	(a)	Urban Outfitters, Inc	2,847,639

113,676	(a)	Valvoline, Inc	3,894,540

67,822	(a)	Victoria’s Secret & Co	1,275,054

64,680	(a)	Warby Parker, Inc	1,067,867

74,009	(a),(b)	Wayfair, Inc	2,232,111

109,301		Williams-Sonoma, Inc	16,883,725

3,199		Winmark Corp	1,151,672

17,055	(a)	Zumiez, Inc	199,544

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	2,588,751,469

		CONSUMER DURABLES & APPAREL - 0.8%

29,457		Acushnet Holdings Corp	1,950,643

54,314	(a)	Amer Sports, Inc	1,317,114

48,209	(a),(b)	AMMO, Inc	94,972

37,938	(a)	Beazer Homes USA, Inc	742,067

54,120	(a)	BK LC Lux Finco 2 Sarl	2,783,392

70,933		Brunswick Corp	3,266,465

321,085	(a)	Callaway Golf Co	2,122,372

87,246	(a)	Capri Holdings Ltd	1,312,180

39,511		Carter’s, Inc	1,305,839

7,534	(a)	Cavco Industries, Inc	3,720,666

36,024		Century Communities, Inc	1,964,749

17,828		Clarus Corp	58,654

30,881		Columbia Sportswear Co	1,919,872

39,614		Cricut, Inc	197,278

51,200	(a)	Crocs, Inc	4,936,704

129,474	(a)	Deckers Outdoor Corp	14,349,603

246,912		DR Horton, Inc	31,194,862

28,420	(a),(b)	Dream Finders Homes, Inc	643,997

17,863		Ethan Allen Interiors, Inc	507,845

99,142	(a),(b)	Figs, Inc	399,542

16,268	(a),(b)	Funko, Inc	65,235

139,101	(a)	Garmin Ltd	25,993,804

32,892	(a)	G-III Apparel Group Ltd	829,536

95,226	(a)	GoPro, Inc	54,850

22,207	(a)	Green Brick Partners, Inc	1,309,991

354,000	(a)	Hanesbrands, Inc	1,624,860

113,125		Hasbro, Inc	7,002,437

17,902	(a)	Helen of Troy Ltd	498,750

5,395	(a)	Hovnanian Enterprises, Inc	522,236

17,511		Installed Building Products, Inc	2,903,849

20,871	(a),(b)	iRobot Corp	51,134

18,019		JAKKS Pacific, Inc	347,586

4,498	(b)	Johnson Outdoors, Inc	102,689

54,298		KB Home	2,933,721

52,445		Kontoor Brands, Inc	3,154,567

41,872	(a)	Landsea Homes Corp	255,419

28,807	(a)	Latham Group, Inc	157,430

33,828		La-Z-Boy, Inc	1,336,206

166	(a)	Legacy Housing Corp	4,038

274,241		Leggett & Platt, Inc	2,638,198

205,452		Lennar Corp (Class A)	22,314,142

6,572		Lennar Corp (Class B)	679,348

29,923	(a)	LGI Homes, Inc	1,634,095

8,731	(a)	Lovesac Co	169,818

101,263	(a)	Lululemon Athletica, Inc	27,418,982

32,712	(a)	M/I Homes, Inc	3,489,716

15,494	(a)	Malibu Boats, Inc	442,509

6,781		Marine Products Corp	56,960

See Notes to Financial Statements	15

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		CONSUMER DURABLES & APPAREL (continued)

13,757	(a)	MasterCraft Boat Holdings, Inc	$226,165

253,886	(a)	Mattel, Inc	4,034,249

75,268		Meritage Homes Corp	5,128,761

45,619	(a)	Mohawk Industries, Inc	4,851,581

11,455		Movado Group, Inc	159,110

521,543		Newell Rubbermaid, Inc	2,492,976

1,024,248		Nike, Inc (Class B)	57,767,587

2,399	(a)	NVR, Inc	17,094,674

11,713		Oxford Industries, Inc	569,252

245,766	(a)	Peloton Interactive, Inc	1,693,328

49,830		Polaris Industries, Inc	1,692,227

170,441		Pulte Homes, Inc	17,483,838

117,697	(a)	Purple Innovation, Inc	79,657

53,508		PVH Corp	3,690,982

35,835		Ralph Lauren Corp	8,061,083

5,014		Rocky Brands, Inc	107,249

66,788	(a)	SharkNinja Global SPV Ltd	5,376,434

111,211	(a)	Skechers U.S.A., Inc (Class A)	5,340,352

45,632	(a)	Skyline Champion Corp	3,947,168

39,576		Smith & Wesson Brands, Inc	377,159

97,889	(a)	Sonos, Inc	901,558

59,762		Steven Madden Ltd	1,255,002

31,019		Sturm Ruger & Co, Inc	1,261,233

202,667		Tapestry, Inc	14,318,424

84,857	(a)	Taylor Morrison Home Corp	4,866,549

133,539	(b)	Tempur Sealy International, Inc	8,153,891

84,307		Toll Brothers, Inc	8,504,047

29,160	(a)	TopBuild Corp	8,624,362

16,458	(a)	Traeger, Inc	24,029

92,678	(a)	Tri Pointe Homes, Inc	2,849,848

142,219	(a)	Under Armour, Inc (Class A)	813,493

152,950	(a)	Under Armour, Inc (Class C)	832,048

327,295		VF Corp	3,888,265

44,369		Whirlpool Corp	3,384,467

60,869		Wolverine World Wide, Inc	794,340

87,376	(a)	YETI Holdings, Inc	2,494,585

		TOTAL CONSUMER DURABLES & APPAREL	385,920,895

		CONSUMER SERVICES - 2.3%

42,715	(a)	Accel Entertainment, Inc	439,965

369,355		ADT, Inc	2,962,227

36,733	(a)	Adtalem Global Education, Inc	3,901,045

379,062	(a)	Airbnb, Inc	46,215,239

232,262		Aramark	7,764,519

2,687	(a)	Biglari Holdings, Inc (B Shares)	625,829

16,236	(a)	BJ’s Restaurants, Inc	540,496

101,155		Bloomin’ Brands, Inc	811,263

29,273		Booking Holdings, Inc	149,271,223

61,775		Boyd Gaming Corp	4,271,124

53,584	(a)	Bright Horizons Family Solutions, Inc	6,720,505

42,293	(a)	Brinker International, Inc	5,679,950

177,460	(a)	Caesars Entertainment, Inc	4,802,068

873,209	(a)	Carnival Corp	16,014,653

13,917		Carriage Services, Inc	556,123

63,982	(a)	Cava Group, Inc	5,913,856

31,587	(b)	Cheesecake Factory	1,591,037

107,492	(a)	Chegg, Inc	78,168

1,198,011	(a)	Chipotle Mexican Grill, Inc (Class A)	60,523,516

27,242	(b)	Choice Hotels International, Inc	3,435,489

65,440		Churchill Downs, Inc	5,916,430

147,520	(a)	Coursera, Inc	1,242,118

17,056	(b)	Cracker Barrel Old Country Store, Inc	728,291

104,438		Darden Restaurants, Inc	20,954,440

16	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER SERVICES (continued)

30,838	(a),(b)	Dave & Buster’s Entertainment, Inc	$591,781

49,845	(a)	Denny’s Corp	183,928

41,653	(a)	Despegar.com Corp	810,567

13,530		Dine Brands Global Inc.	269,382

29,862		Domino’s Pizza, Inc	14,643,429

315,661	(a)	DoorDash, Inc	60,887,850

406,325	(a)	DraftKings, Inc	13,526,559

34,837	(a)	Duolingo, Inc	13,568,315

103,102	(a)	Dutch Bros, Inc	6,159,314

12,211	(a)	El Pollo Loco Holdings, Inc	114,173

9,603	(a)	European Wax Center, Inc	29,961

63,702	(a)	Everi Holdings, Inc	895,013

108,871		Expedia Group, Inc	17,085,126

7,261	(a)	First Watch Restaurant Group, Inc	128,229

63,264	(a)	Frontdoor, Inc	2,600,783

67,165	(a)	Full House Resorts, Inc	216,943

52,701	(a),(b)	Global Business Travel Group I	353,624

19,659		Golden Entertainment, Inc	505,236

2,812		Graham Holdings Co	2,587,181

29,625	(a)	Grand Canyon Education, Inc	5,284,211

129,236		H&R Block, Inc	7,801,977

66,461	(a)	Hilton Grand Vacations, Inc	2,235,083

212,093		Hilton Worldwide Holdings, Inc	47,822,730

36,903		Hyatt Hotels Corp	4,158,230

30,674	(a)	Inspired Entertainment, Inc	227,294

114,945		International Game Technology plc	1,885,098

17,265	(b)	Jack in the Box, Inc	449,581

62,386	(b)	Krispy Kreme, Inc	255,783

4,466	(a)	Kura Sushi USA, Inc	262,958

309,453		Las Vegas Sands Corp	11,347,642

151,179	(a)	Laureate Education, Inc	3,034,163

72,816	(a)	Life Time Group Holdings, Inc	2,232,539

75,566	(a)	Light & Wonder, Inc	6,451,825

50,626	(a)	Lindblad Expeditions Holdings, Inc	447,534

204,175		Marriott International, Inc (Class A)	48,712,072

31,047		Marriott Vacations Worldwide Corp	1,701,686

640,107		McDonald’s Corp	204,610,203

184,946	(a)	MGM Resorts International	5,818,401

56,702	(a)	Mister Car Wash, Inc	388,976

9,593		Monarch Casino & Resort, Inc	750,077

98,040	(a),(b)	Nerdy, Inc	155,884

360,855	(a)	Norwegian Cruise Line Holdings Ltd	5,784,506

13,723	(a),(b)	ONE Group Hospitality, Inc	41,306

56,804		OneSpaWorld Holdings Ltd	948,627

24,598		Papa John’s International, Inc	849,369

138,532	(a)	Penn National Gaming, Inc	2,108,457

51,762		Perdoceo Education Corp	1,300,261

74,794	(a)	Planet Fitness, Inc	7,074,765

26,634	(a)	PlayAGS, Inc	322,804

36,820	(a),(b)	Portillo’s, Inc	380,719

48,781	(a)	Potbelly Corp	395,126

6,503		RCI Hospitality Holdings, Inc	258,039

43,399		Red Rock Resorts, Inc	1,853,137

208,620		Royal Caribbean Cruises Ltd	44,834,524

103,180	(a)	Rush Street Interactive, Inc	1,251,573

238,986	(a)	Sabre Corp	566,397

38,148	(a),(b)	SeaWorld Entertainment, Inc	1,665,160

121,563		Service Corp International	9,712,884

27,489	(a)	Shake Shack, Inc	2,411,885

68,957		Six Flags Entertainment Corp	2,372,810

997,197		Starbucks Corp	79,825,620

17,816		Strategic Education, Inc	1,453,429

See Notes to Financial Statements	17

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		CONSUMER SERVICES (continued)

39,613	(a)	Stride, Inc	$5,634,949

107,220		Super Group SGHC Ltd	870,626

82,698	(a)	Sweetgreen, Inc	1,610,957

23,787	(a)	Target Hospitality Corp	161,752

61,389		Texas Roadhouse, Inc (Class A)	10,188,118

31,679		Travel & Leisure Co	1,391,659

55,854	(a)	Udemy, Inc	383,717

21,417	(a)	Universal Technical Institute, Inc	600,961

32,770		Vail Resorts, Inc	4,561,584

218,456		Wendy’s Co	2,730,700

25,052		Wingstop, Inc	6,610,972

68,358		Wyndham Hotels & Resorts, Inc	5,830,937

91,400		Wynn Resorts Ltd	7,340,334

29,226	(a)	Xponential Fitness, Inc	244,622

254,406		Yum! Brands, Inc	38,272,839

		TOTAL CONSUMER SERVICES	1,093,997,040

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%

329,301		Albertsons Cos, Inc	7,238,036

23,900		Andersons, Inc	901,269

117,079	(a)	BJ’s Wholesale Club Holdings, Inc	13,763,807

30,443		Casey’s General Stores, Inc	14,082,627

25,883	(a)	Chefs’ Warehouse, Inc	1,474,555

393,135		Costco Wholesale Corp	390,972,757

193,793		Dollar General Corp	18,156,466

184,387	(a)	Dollar Tree, Inc	15,077,325

85,229	(a)	Grocery Outlet Holding Corp	1,430,995

38,586	(a)	HF Foods Group, Inc	144,697

9,950		Ingles Markets, Inc (Class A)	613,815

589,934		Kroger Co	42,599,134

138,940	(a)	Maplebear, Inc	5,542,317

10,408		Natural Grocers by Vitamin Cottage, Inc	522,065

136,613	(a)	Performance Food Group Co	11,019,205

17,346		Pricesmart, Inc	1,760,446

28,101		SpartanNash Co	557,524

87,100	(a)	Sprouts Farmers Market, Inc	14,894,100

428,526		Sysco Corp	30,596,756

399,591		Target Corp	38,640,450

41,913	(a)	United Natural Foods, Inc	1,119,496

204,903	(a)	US Foods Holding Corp	13,453,931

4,530		Village Super Market (Class A)	166,931

700,103		Walgreens Boots Alliance, Inc	7,680,130

3,849,918		Walmart, Inc	374,404,526

14,813		Weis Markets, Inc	1,273,770

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	1,008,087,130

		ENERGY - 3.2%

342,819		Antero Midstream Corp	5,673,654

237,852	(a)	Antero Resources Corp	8,284,385

308,328		APA Corp	4,791,417

158,438		Archrock, Inc	3,728,046

37,685		Ardmore Shipping Corp	359,515

13,852		Aris Water Solution, Inc	345,746

40,060	(b)	Atlas Energy Solutions, Inc	542,012

895,666		Baker Hughes Co	31,706,576

74,590		Berry Corp	184,983

639,125	(b)	Borr Drilling Ltd	1,086,512

22,773	(a)	Bristow Group, Inc	661,328

681,185		Cabot Oil & Gas Corp	16,729,904

58,903		Cactus, Inc	2,234,780

61,384		California Resources Corp	2,118,362

21,707	(a),(b)	Centrus Energy Corp	1,504,078

185,886		ChampionX Corp	4,485,429

195,024		Cheniere Energy, Inc	45,071,997

18	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		ENERGY (continued)

203,972		Chesapeake Energy Corp	$21,192,691

1,452,698		Chevron Corp	197,654,090

55,190		Chord Energy Corp	4,979,794

94,538		Civitas Resources, Inc	2,576,161

115,507	(a)	Clean Energy Fuels Corp	167,485

155,208	(a)	CNX Resources Corp	4,567,771

114,505	(b)	Comstock Resources, Inc	2,092,006

1,149,560		ConocoPhillips	102,448,787

38,444	(b)	Core Laboratories, Inc	437,108

42,176		Core Natural Resources, Inc	3,045,529

265,256		Crescent Energy Co	2,196,320

24,649	(b)	CVR Energy, Inc	464,880

64,227		Delek US Holdings, Inc	836,236

505,265		Devon Energy Corp	15,365,109

236,932		DHT Holdings, Inc	2,532,803

165,865		Diamondback Energy, Inc	21,895,839

28,543	(b)	Diversified Energy Co plc	354,219

28,709	(a)	DMC Global, Inc	186,321

87,291		Dorian LPG Ltd	1,869,773

75,689		DT Midstream, Inc	7,356,971

19,390	(a),(b)	Empire Petroleum Corp	89,000

153,847	(a),(b)	Encore Energy Corp	232,309

121,539	(a),(b)	Energy Fuels, Inc	549,356

495,323		EOG Resources, Inc	54,648,987

511,775		EQT Corp	25,302,156

14,387		Excelerate Energy, Inc	368,019

59,737	(a)	Expro Group Holdings NV	494,025

3,900,209		Exxon Mobil Corp	411,979,077

30,260	(b)	FLEX LNG Ltd	713,833

15,687	(a)	Forum Energy Technologies, Inc	229,815

23,566		FutureFuel Corp	96,856

73,946		Golar LNG Ltd	3,143,075

245,500	(b)	Granite Ridge Resources, Inc	1,180,855

35,517	(a)	Green Plains, Inc	127,151

9,172	(a)	Gulfport Energy Operating Corp	1,582,170

44,445	(a)	Hallador Energy Co	625,119

713,482		Halliburton Co	14,141,213

277,382	(a)	Helix Energy Solutions Group, Inc	1,689,256

78,305		Helmerich & Payne, Inc	1,479,181

251,668		Hess Corp	32,477,755

158,690		HF Sinclair Corp	4,771,808

4,935	(b)	HighPeak Energy, Inc	39,529

23,983	(a)	Innovex International, Inc	362,143

42,867		International Seaways, Inc	1,455,763

1,668,637		Kinder Morgan, Inc	43,885,153

12,940		Kinetik Holdings, Inc	534,940

44,209		Kodiak Gas Services, Inc	1,503,548

872,526	(a)	Kosmos Energy Ltd	1,343,690

186,435		Liberty Energy, Inc	2,144,003

128,450		Magnolia Oil & Gas Corp	2,637,079

286,171		Marathon Petroleum Corp	39,322,757

84,517		Matador Resources Co	3,341,802

144,729		Murphy Oil Corp	2,971,286

10,562	(a)	Nabors Industries Ltd	283,484

6,549		Nacco Industries, Inc (Class A)	228,560

173,800	(b)	New Fortress Energy, Inc	943,734

114,362	(a)	Newpark Resources, Inc	661,012

53,635	(a)	NextDecade Corp	401,190

104,120	(b)	Noble Corp plc	2,263,569

168,162	(b)	Nordic American Tankers Ltd	430,495

77,394		Northern Oil and Gas, Inc	1,880,674

280,439		NOV, Inc	3,255,897

See Notes to Financial Statements	19

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		ENERGY (continued)

557,923		Occidental Petroleum Corp	$21,987,745

82,766	(a)	Oceaneering International, Inc	1,469,097

127,953	(a)	Oil States International, Inc	449,115

540,622		ONEOK, Inc	44,417,504

218,815		Ovintiv, Inc	7,347,808

70,841	(a)	Par Pacific Holdings, Inc	1,014,443

273,456		Patterson-UTI Energy, Inc	1,542,292

96,438		PBF Energy, Inc	1,656,805

193,996		Peabody Energy Corp	2,393,911

476,085		Permian Resources Corp	5,617,803

355,141		Phillips 66	36,955,972

19,704	(a),(b)	ProFrac Holding Corp	81,772

145,202	(a)	ProPetro Holding Corp	723,106

209,680		Range Resources Corp	7,114,442

38,949		Ranger Energy Services, Inc	431,944

12,132	(a)	Rex American Resources Corp	481,883

9,029		Riley Exploration Permian, Inc	222,836

186,183	(a),(b)	Ring Energy, Inc	164,977

255,004		RPC, Inc	1,206,169

47,327	(a),(b)	Sable Offshore Corp	883,122

18,387		SandRidge Energy, Inc	167,506

1,201,559		Schlumberger Ltd	39,951,837

40,261		Scorpio Tankers, Inc	1,517,437

37,559	(a)	SEACOR Marine Holdings, Inc	183,288

60,397	(a)	Seadrill Ltd	1,240,554

50,298		Select Water Solutions, Inc	428,539

276,620		SFL Corp Ltd	2,273,816

74,455		Sitio Royalties Corp	1,262,757

96,934		SM Energy Co	2,209,126

21,978		Solaris Oilfield Infrastructure, Inc	464,615

102,784	(a)	Talos Energy, Inc	707,154

190,147		Targa Resources Corp	32,496,122

374,932		TechnipFMC plc	10,561,834

110,431		Teekay Corp Ltd	796,208

24,988		Teekay Tankers Ltd	1,063,739

89,720	(a)	Tetra Technologies, Inc	255,702

17,175		Texas Pacific Land Corp	22,136,342

38,631	(a)	Tidewater, Inc	1,398,056

639,998	(a),(b)	Transocean Ltd	1,363,196

351,294	(a)	Uranium Energy Corp	1,844,294

206,137	(a),(b)	Ur-Energy, Inc	155,139

156,657		Vaalco Energy, Inc	512,268

62,702	(a)	Valaris Ltd	2,025,902

272,703		Valero Energy Corp	31,658,091

113,846		Viper Energy Partners LP	4,591,409

61,416	(a)	Vital Energy, Inc	870,879

19,327	(b)	Vitesse Energy, Inc	395,237

105,827	(b)	W&T Offshore, Inc	121,701

60,923		Weatherford International plc	2,522,212

1,056,605		Williams Cos, Inc	61,885,355

50,146		World Fuel Services Corp	1,258,163

		TOTAL ENERGY	1,552,021,165

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%

67,908		Acadia Realty Trust	1,297,043

91,170		Agree Realty Corp	7,075,704

57,396		Alexander & Baldwin, Inc	986,063

2,341		Alexander’s, Inc	483,182

146,220		Alexandria Real Estate Equities, Inc	10,624,345

24,923		Alpine Income Property Trust, Inc	385,060

42,194		American Assets Trust, Inc	790,294

115,327		American Healthcare REIT, Inc	3,722,756

292,626		American Homes 4 Rent	10,941,286

20	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

408,340		American Tower Corp	$92,043,919

229,759		Americold Realty Trust, Inc	4,443,539

228,578		Apartment Investment and Management Co	1,808,052

127,492		Apple Hospitality REIT, Inc	1,500,581

51,087		Armada Hoffler Properties, Inc	345,859

123,442		AvalonBay Communities, Inc	25,920,351

139,598		Boston Properties, Inc	8,896,580

32,707		Braemar Hotels & Resorts, Inc	61,162

400,608		Brandywine Realty Trust	1,586,408

242,399		Brixmor Property Group, Inc	6,038,159

190,769		Broadstone Net Lease, Inc	3,086,642

15,761		BRT Apartments Corp	243,823

92,462		Camden Property Trust	10,522,176

174,947		CareTrust REIT, Inc	5,120,699

20,606		CBL & Associates Properties, Inc	483,623

21,625		Centerspace	1,305,285

43,190		Chatham Lodging Trust	296,715

45,741		City Office REIT, Inc	232,364

21,137		Community Healthcare Trust, Inc	361,020

117,806		Corporate Office Properties Trust	3,075,915

115,041		Cousins Properties, Inc	3,168,229

387,339		Crown Castle, Inc	40,964,973

21,615		CTO Realty Growth, Inc	394,906

197,821		CubeSmart	8,045,380

75,814		Curbline Properties Corp	1,735,382

157,600		DiamondRock Hospitality Co	1,156,784

296,209		Digital Realty Trust, Inc	47,553,393

246,911		Diversified Healthcare Trust	558,019

181,095		Douglas Emmett, Inc	2,504,544

39,049	(a)	Easterly Government Properties, Inc	787,618

40,446		EastGroup Properties, Inc	6,609,685

106,758		Empire State Realty Trust, Inc	760,117

59,303		EPR Properties	2,934,905

85,284		Equinix, Inc	73,408,203

155,258		Equity Lifestyle Properties, Inc	10,057,613

325,948		Equity Residential	22,901,106

150,862		Essential Properties Realty Trust, Inc	4,853,231

52,849		Essex Property Trust, Inc	14,752,798

179,504		Extra Space Storage, Inc	26,300,926

21,102		Farmland Partners, Inc	212,286

73,495		Federal Realty Investment Trust	6,910,000

103,143		First Industrial Realty Trust, Inc	4,907,544

98,826		Four Corners Property Trust, Inc	2,762,187

248,594		Gaming and Leisure Properties, Inc	11,897,709

85,931		Getty Realty Corp	2,405,209

37,072		Gladstone Commercial Corp	523,827

22,586		Gladstone Land Corp	224,279

54,522		Global Medical REIT, Inc	422,000

178,326		Global Net Lease, Inc	1,346,361

319,675		Healthcare Realty Trust, Inc	4,964,553

630,447		Healthpeak Properties, Inc	11,247,174

104,113		Highwoods Properties, Inc	2,960,974

606,824		Host Hotels & Resorts Inc	8,568,355

171,592		Hudson Pacific Properties, Inc	351,764

160,640		Independence Realty Trust, Inc	3,121,235

28,462		Innovative Industrial Properties, Inc	1,545,771

51,970		InvenTrust Properties Corp	1,447,884

541,412		Invitation Homes, Inc	18,510,876

246,451		Iron Mountain, Inc	22,099,261

90,901		JBG SMITH Properties	1,270,796

85,729		Kilroy Realty Corp	2,701,321

582,732		Kimco Realty Corp	11,642,985

See Notes to Financial Statements	21

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

166,378		Kite Realty Group Trust	$3,602,084

76,767		Lamar Advertising Co	8,736,852

293,064		Lexington Realty Trust	2,312,275

65,683		Lineage, Inc	3,167,891

61,489		LTC Properties, Inc	2,205,610

209,540		Macerich Co	3,071,856

75,492		Mack-Cali Realty Corp	1,171,636

533,199		Medical Properties Trust, Inc	2,943,258

104,198		Mid-America Apartment Communities, Inc	16,635,211

106,012		Millrose Properties, Inc	2,654,540

55,226		National Health Investors, Inc	4,178,951

183,363		National Retail Properties, Inc	7,538,053

93,730		National Storage Affiliates Trust	3,486,756

12,391	(a)	NET Lease Office Properties	374,580

79,116		NETSTREIT Corp	1,287,217

39,821		NexPoint Diversified Real Estate Trust	139,772

17,985		NexPoint Residential Trust, Inc	670,481

244,476		Omega Healthcare Investors, Inc	9,546,788

17,267		One Liberty Properties, Inc	421,315

38,649		Orion Office REIT, Inc	70,728

131,991		Outfront Media, Inc	1,997,024

124,853		Paramount Group, Inc	535,619

161,681		Park Hotels & Resorts, Inc	1,607,109

23,540		Peakstone Realty Trust	270,945

101,003		Pebblebrook Hotel Trust	914,077

114,921		Phillips Edison & Co, Inc	3,987,759

246,426		Piedmont Office Realty Trust, Inc	1,456,378

22,498		Plymouth Industrial REIT, Inc	334,545

15,321		Postal Realty Trust, Inc	202,850

64,590		PotlatchDeltic Corp	2,479,610

817,038		Prologis, Inc	83,501,284

136,205		Public Storage, Inc	40,920,068

163,032		Rayonier, Inc	3,987,763

756,624		Realty Income Corp	43,778,265

158,447		Regency Centers Corp	11,436,704

186,446		Rexford Industrial Realty, Inc	6,171,363

206,936		RLJ Lodging Trust	1,450,621

52,448		Ryman Hospitality Properties, Inc	4,612,802

210,350		Sabra Health Care REIT, Inc	3,754,747

119,736		Safehold, Inc	1,885,842

9,694		Saul Centers, Inc	316,994

94,357		SBA Communications Corp	22,966,494

150,290		Service Properties Trust	270,522

289,433		Simon Property Group, Inc	45,550,966

37,907		SITE Centers Corp	448,819

76,744		SL Green Realty Corp	4,037,502

133,255		STAG Industrial, Inc	4,401,413

93,397		Summit Hotel Properties, Inc	380,126

101,035		Sun Communities, Inc	12,571,785

159,255		Sunstone Hotel Investors, Inc	1,328,187

104,878		Tanger Factory Outlet Centers, Inc	3,304,706

82,128		Terreno Realty Corp	4,626,270

285,558		UDR, Inc	11,959,169

37,174		UMH Properties, Inc	656,865

368,872		Uniti Group, Inc	1,814,850

10,070		Universal Health Realty Income Trust	384,775

83,482		Urban Edge Properties	1,508,520

359,617		Ventas, Inc	25,201,959

907,926		VICI Properties, Inc	29,071,790

163,610		Vornado Realty Trust	5,772,161

137,487		Washington REIT	2,140,673

544,835	(c)	Welltower, Inc	83,136,373

22	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

655,228		Weyerhaeuser Co	$16,976,957

31,390		Whitestone REIT	409,326

183,081		WP Carey, Inc	11,431,578

92,154		Xenia Hotels & Resorts, Inc	984,205

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	1,176,324,982

		FINANCIAL SERVICES - 8.8%

8,238		AFC Gamma, Inc	45,391

26,889		Affiliated Managers Group, Inc	4,453,625

235,650	(a)	Affirm Holdings, Inc	11,725,944

829,772		AGNC Investment Corp	7,326,887

11,267		Alerus Financial Corp	223,988

251,385		Ally Financial, Inc	8,210,234

491,649		American Express Co	130,980,210

86,247		Ameriprise Financial, Inc	40,624,062

486,069		Annaly Capital Management, Inc	9,526,952

247,032		Apollo Commercial Real Estate Finance, Inc	2,314,690

462,695		Apollo Global Management, Inc	63,148,614

138,147		Arbor Realty Trust, Inc	1,592,835

26,410		Ares Commercial Real Estate Corp	107,489

158,584		Ares Management Corp	24,188,818

28,935		ARMOUR Residential REIT, Inc	476,559

55,250		Artisan Partners Asset Management, Inc	2,043,145

3,795	(a)	Atlanticus Holdings Corp	208,042

113,462	(a)	AvidXchange Holdings, Inc	922,446

25,565		Banco Latinoamericano de Exportaciones S.A. (Class E)	979,140

629,793		Bank of New York Mellon Corp	50,641,655

1,622,931	(a)	Berkshire Hathaway, Inc	865,427,956

275,709		BGC Group, Inc	2,497,924

131,063		BlackRock, Inc	119,825,658

132,203		Blackstone Mortgage Trust, Inc	2,518,467

640,548		Blackstone, Inc	84,366,577

496,909	(a)	Block, Inc	29,054,269

476,604		Blue Owl Capital, Inc	8,831,472

36,876		Bread Financial Holdings, Inc	1,749,766

33,250		Brightsphere Investment Group, Inc	895,755

72,747		BrightSpire Capital, Inc	364,462

148,330		Burford Capital Ltd	2,014,321

64,986		Cannae Holdings, Inc	1,150,902

42,561	(a)	Cantaloupe, Inc	340,488

329,956		Capital One Financial Corp	59,477,869

194,801		Carlyle Group, Inc	7,527,111

10,688		Cass Information Systems, Inc	435,429

98,226		Cboe Global Markets, Inc	21,786,527

1,474,289		Charles Schwab Corp	120,007,125

96,369		Chimera Investment Corp	1,189,193

71,387		Claros Mortgage Trust, Inc	175,612

319,537		CME Group, Inc	88,537,312

22,619		Cohen & Steers, Inc	1,726,282

182,364	(a)	Coinbase Global, Inc	36,999,832

46,488		Compass Diversified Trust	799,129

248,541		Corebridge Financial, Inc	7,364,270

61,503	(a)	Corpay, Inc	20,011,231

5,387	(a),(b)	Credit Acceptance Corp	2,625,732

7,154	(a)	Dave, Inc	678,342

2,620		Diamond Hill Investment Group, Inc	330,068

114,921		DigitalBridge Group, Inc	965,336

222,014		Discover Financial Services	40,555,297

21,354	(a)	Donnelley Financial Solutions, Inc	1,029,263

19,484		Dynex Capital, Inc	240,238

155,234		Ellington Financial, Inc	2,022,699

33,565		Enact Holdings, Inc	1,201,291

19,960	(a)	Encore Capital Group, Inc	686,624

See Notes to Financial Statements	23

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)

28,542	(a)	Enova International, Inc	$2,619,870

277,040		Equitable Holdings, Inc	13,699,628

90,053		Essent Group Ltd	5,126,717

39,548	(a)	Euronet Worldwide, Inc	3,919,207

31,406		Evercore Partners, Inc (Class A)	6,447,338

75,626		EVERTEC, Inc	2,566,746

33,949		Factset Research Systems, Inc	14,673,437

8,178		Federal Agricultural Mortgage Corp	1,433,849

475,693		Fidelity National Information Services, Inc	37,522,664

29,291		FirstCash Holdings, Inc	3,923,822

501,947	(a)	Fiserv, Inc	92,644,358

80,416	(a)	Flywire Corp	756,715

12,820	(a),(b)	Forge Global Holdings, Inc	185,762

64,711		Franklin BSP Realty Trust, Inc	736,411

259,566		Franklin Resources, Inc	4,869,458

23,662	(b)	GCM Grosvenor, Inc	296,721

221,558		Global Payments, Inc	16,907,091

267,257		Goldman Sachs Group, Inc	146,336,570

40,822		Granite Point Mortgage Trust, Inc	80,419

39,301	(a)	Green Dot Corp	328,949

32,522		Hamilton Lane, Inc	5,024,324

142,152		Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,550,957

41,860		Houlihan Lokey, Inc	6,784,669

89,360		Interactive Brokers Group, Inc (Class A)	15,356,516

509,617		Intercontinental Exchange, Inc	85,600,367

23,706	(a)	International Money Express, Inc	294,429

323,852		Invesco Ltd	4,511,258

31,093		Invesco Mortgage Capital, Inc	227,912

63,918		Jack Henry & Associates, Inc	11,085,299

65,488		Jackson Financial, Inc	5,102,170

106,680		Janus Henderson Group plc	3,542,843

164,215		Jefferies Financial Group, Inc	7,673,767

588,929		KKR & Co, Inc	67,296,917

38,895		KKR Real Estate Finance Trust, Inc	359,779

89,739		Ladder Capital Corp	936,875

75,192		Lazard, Inc	2,924,969

91,135	(a)	LendingClub Corp	890,389

8,934	(a)	LendingTree, Inc	460,905

69,216		LPL Financial Holdings, Inc	22,134,585

32,375		MarketAxess Holdings, Inc	7,173,976

420,596	(a)	Marqeta, Inc	1,758,091

724,341		Mastercard, Inc (Class A)	396,982,328

13,914		Merchants Bancorp	418,533

119,851		MFA Financial, Inc	1,176,937

221,969		MGIC Investment Corp	5,529,248

44,818		Moelis & Co	2,401,348

140,213		Moody’s Corp	63,533,315

1,017,339		Morgan Stanley	117,421,267

23,298		Morningstar, Inc	6,633,407

50,731	(a)	Mr Cooper Group, Inc	6,037,496

65,845		MSCI, Inc (Class A)	35,892,768

368,784		Nasdaq Stock Market, Inc	28,105,029

89,103		Navient Corp	1,103,095

55,688	(a)	NCR Corp ATM	1,554,809

11,253		Nelnet, Inc (Class A)	1,193,831

27,715	(a)	NerdWallet, Inc	248,326

74,821		New York Mortgage Trust, Inc	439,199

76,344	(a)	NMI Holdings, Inc	2,761,362

180,907		Northern Trust Corp	17,001,640

82,312		OneMain Holdings, Inc	3,874,426

76,300	(a),(b)	Open Lending Corp	94,612

88,465	(b)	OppFi, Inc	827,148

24	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)

19,230		Orchid Island Capital, Inc	$137,495

37,029		P10, Inc	409,911

169,691	(a)	Pagseguro Digital Ltd	1,702,001

32,804		Patria Investments Ltd	343,786

312,241	(a)	Payoneer Global, Inc	2,195,054

894,579	(a)	PayPal Holdings, Inc	58,899,081

25,684	(a)	Paysafe Ltd	391,167

24,785		PennyMac Financial Services, Inc	2,415,050

78,042		PennyMac Mortgage Investment Trust	1,002,059

25,308		Perella Weinberg Partners	434,538

13,027		Piper Jaffray Cos	3,141,070

18,416		PJT Partners, Inc	2,609,731

34,184	(a)	PRA Group, Inc	625,567

50,105		PROG Holdings, Inc	1,320,768

133,385		Radian Group, Inc	4,260,317

177,700		Raymond James Financial, Inc	24,352,008

47,942		Ready Capital Corp	213,342

89,598		Redwood Trust, Inc	556,404

5,861		Regional Management Corp	193,003

115,576	(a)	Remitly Global, Inc	2,336,947

63,890	(a)	Repay Holdings Corp	255,560

452,154		Rithm Capital Corp	5,055,082

601,524	(a)	Robinhood Markets, Inc	29,540,844

99,543	(b)	Rocket Cos, Inc	1,285,100

278,574		S&P Global, Inc	139,300,929

97,033		SEI Investments Co	7,596,714

11,970	(a),(b)	Sezzle, Inc	621,842

57,055	(a),(b)	Shift4 Payments, Inc	4,667,099

216,148		SLM Corp	6,248,839

966,314	(a)	SoFi Technologies, Inc	12,088,588

288,641		Starwood Property Trust, Inc	5,539,021

257,974		State Street Corp	22,727,509

59,162		StepStone Group, Inc	2,958,692

97,747		Stifel Financial Corp	8,375,940

240,260	(a)	StoneCo Ltd	3,378,056

45,406	(a)	StoneX Group, Inc	4,021,382

2,746		Sunrise Realty Trust, Inc	29,547

330,265		Synchrony Financial	17,157,267

191,988		T Rowe Price Group, Inc	17,000,537

410,158	(a)	Toast, Inc	14,593,422

46,946		TPG RE Finance Trust, Inc	358,667

75,206		TPG, Inc	3,493,319

103,978		Tradeweb Markets, Inc	14,380,157

59,490		Two Harbors Investment Corp	706,146

62,035	(a)	Upstart Holdings, Inc	2,965,273

73,381		UWM Holdings Corp	344,891

36,833		Victory Capital Holdings, Inc	2,110,163

80,736		Virtu Financial, Inc	3,160,814

5,596		Virtus Investment Partners, Inc	859,490

1,530,284		Visa, Inc (Class A)	528,713,122

82,007		Voya Financial, Inc	4,854,814

33,610		Walker & Dunlop, Inc	2,572,509

19,463		Waterstone Financial, Inc	235,502

306,452		Western Union Co	3,036,939

35,095	(a)	WEX, Inc	4,575,335

100,313		WisdomTree, Inc	872,723

3,291	(a)	World Acceptance Corp	424,934

332,466		XP, Inc	5,352,703

		TOTAL FINANCIAL SERVICES	4,185,146,178

		FOOD, BEVERAGE & TOBACCO - 2.5%

1,505,994		Altria Group, Inc	89,079,545

407,410		Archer-Daniels-Midland Co	19,453,828

See Notes to Financial Statements	25

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		FOOD, BEVERAGE & TOBACCO (continued)

101,738		B&G Foods, Inc (Class A)	$700,975

66,503	(a),(b)	Beyond Meat, Inc	164,927

9,546	(a)	Boston Beer Co, Inc (Class A)	2,346,407

38,869	(a),(b)	BRC, Inc	88,621

38,202		Brown-Forman Corp (Class A)	1,322,171

124,517		Brown-Forman Corp (Class B)	4,338,172

127,784		Bunge Global S.A.	10,059,156

14,278		Calavo Growers, Inc	394,358

29,761		Cal-Maine Foods, Inc	2,778,785

153,922		Campbell Soup Co	5,611,996

149,516	(a)	Celsius Holdings, Inc	5,227,079

3,442,301		Coca-Cola Co	249,738,938

5,548		Coca-Cola Consolidated Inc	7,522,034

468,335		ConAgra Brands, Inc	11,572,558

139,974		Constellation Brands, Inc (Class A)	26,250,724

137,434	(a)	Darling International, Inc	4,424,000

52,252		Dole plc	793,708

178,075		Flowers Foods, Inc	3,132,339

34,730		Fresh Del Monte Produce, Inc	1,181,167

37,631	(a)	Freshpet, Inc	2,767,384

488,024		General Mills, Inc	27,690,482

68,087	(a)	Hain Celestial Group, Inc	206,984

130,868		Hershey Co	21,879,821

263,487		Hormel Foods Corp	7,878,261

56,918		Ingredion, Inc	7,559,849

11,507		J&J Snack Foods Corp	1,491,192

82,697		J.M. Smucker Co	9,615,180

7,322		John B Sanfilippo & Son, Inc	485,229

245,832		Kellogg Co	20,347,515

1,062,737		Keurig Dr Pepper, Inc	36,760,073

741,157		Kraft Heinz Co	21,567,669

126,597		Lamb Weston Holdings, Inc	6,685,588

22,813		Lancaster Colony Corp	3,713,500

25,397	(b)	Limoneira Co	381,717

234,444		McCormick & Co, Inc	17,972,477

12,426		MGP Ingredients, Inc	366,194

27,002	(a)	Mission Produce, Inc	282,846

153,679		Molson Coors Brewing Co (Class B)	8,841,153

1,197,054		Mondelez International, Inc	81,555,289

640,456	(a)	Monster Beverage Corp	38,504,215

21,109		National Beverage Corp	937,240

1,204,713		PepsiCo, Inc	163,334,989

1,379,280		Philip Morris International, Inc	236,353,421

41,744		Pilgrim’s Pride Corp	2,278,388

43,090	(a)	Post Holdings, Inc	4,876,495

155,273		Primo Brands Corp	5,072,769

234		Seaboard Corp	605,119

4,078	(a)	Seneca Foods Corp	365,756

74,009	(a)	Simply Good Foods Co	2,672,465

75,640	(a)	SunOpta, Inc	326,765

45,643	(a)	TreeHouse Foods, Inc	1,063,025

10,372		Turning Point Brands, Inc	636,633

262,527		Tyson Foods, Inc (Class A)	16,077,153

34,549		Universal Corp	2,013,170

42,921		Utz Brands, Inc	570,420

27,741	(a)	Vita Coco Co, Inc	916,840

27,103	(a)	Vital Farms, Inc	928,007

34,783	(a),(b)	Westrock Coffee Co	201,741

57,647	(b)	WK Kellogg Co	1,033,611

		TOTAL FOOD, BEVERAGE & TOBACCO	1,202,998,113

		HEALTH CARE EQUIPMENT & SERVICES - 4.6%

1,537,530		Abbott Laboratories	201,032,048

26	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

84,411	(a)	Acadia Healthcare Co, Inc	$1,975,217

100,756	(a)	Accuray, Inc	156,172

55,713	(a)	AdaptHealth Corp	474,118

23,591	(a)	Addus HomeCare Corp	2,466,439

237,651	(a)	agilon health, Inc	1,012,393

13,730	(a),(b)	AirSculpt Technologies, Inc	29,794

68,992	(a)	Align Technology, Inc	11,956,314

92,177	(a)	Alignment Healthcare, Inc	1,633,376

80,196	(a)	Alphatec Holdings, Inc	880,552

36,467	(a)	Amedisys, Inc	3,460,718

155,306		AmerisourceBergen Corp	45,453,407

34,740	(a)	AMN Healthcare Services, Inc	709,738

26,981	(a)	Angiodynamics, Inc	250,654

31,254	(a)	Apollo Medical Holdings, Inc	974,187

32,847	(a)	AtriCure, Inc	982,454

35,972	(a)	Avanos Medical, Inc	451,449

158,703	(a),(b)	Aveanna Healthcare Holdings, Inc	731,621

27,811	(a)	Axogen, Inc	452,485

460,866		Baxter International, Inc	14,365,193

255,896		Becton Dickinson & Co	52,993,503

129,422	(a)	Bioventus, Inc	946,075

1,299,637	(a)	Boston Scientific Corp	133,693,658

84,830	(a),(b)	BrightSpring Health Services, Inc	1,487,070

182,415	(a)	Brookdale Senior Living, Inc	1,196,642

214,152		Cardinal Health, Inc	30,257,536

15,535	(a)	Castle Biosciences, Inc	311,477

461,168	(a)	Centene Corp	27,600,905

101,278	(a)	Certara, Inc	1,403,713

124,755	(a)	Cerus Corp	164,677

13,534		Chemed Corp	7,870,156

235,861		Cigna Group	80,202,174

68,331	(b)	Concentra Group Holdings Parent, Inc	1,486,199

22,557		Conmed Corp	1,107,774

177,481	(a)	Cooper Cos, Inc	14,494,873

22,341	(a)	Corvel Corp	2,429,807

36,466	(a)	Cross Country Healthcare, Inc	494,114

28,142	(a)	CryoLife, Inc	666,684

26,756	(a),(b)	CVRx, Inc	195,854

1,107,251		CVS Health Corp	73,864,714

45,269	(a)	DaVita, Inc	6,407,827

19,366	(a)	Definitive Healthcare Corp	52,676

193,911		Dentsply Sirona, Inc	2,695,363

335,844	(a)	DexCom, Inc	23,972,545

62,348	(a),(b)	DocGo, Inc	139,036

106,732	(a)	Doximity, Inc	6,070,916

521,699	(a)	Edwards Lifesciences Corp	39,383,058

204,396		Elevance Health, Inc	85,964,870

55,794		Embecta Corp	680,129

89,300		Encompass Health Corp	10,447,207

36,675	(a)	Enhabit, Inc	293,033

34,689	(a)	Enovis Corp	1,199,893

45,165		Ensign Group, Inc	5,825,833

136,895	(a)	Envista Holdings Corp	2,201,272

92,363	(a)	Evolent Health, Inc	910,699

15,836	(a),(b)	Fulgent Genetics, Inc	274,755

397,024		GE HealthCare Technologies, Inc	27,922,698

9,849	(a)	GeneDx Holdings Corp	658,406

43,328	(a)	Glaukos Corp	4,083,664

93,228	(a)	Globus Medical, Inc	6,690,974

100,347	(a)	Guardant Health, Inc	4,739,389

41,751	(a)	Haemonetics Corp	2,631,148

158,817		HCA, Inc	54,804,570

See Notes to Financial Statements	27

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

38,567	(a)	Health Catalyst, Inc	$152,340

76,826	(a)	HealthEquity, Inc	6,585,525

19,996		HealthStream, Inc	672,465

122,435	(a)	Henry Schein, Inc	7,954,602

197,008	(a)	Hims & Hers Health, Inc	6,520,965

185,842	(a)	Hologic, Inc	10,816,004

103,451		Humana, Inc	27,128,990

21,074	(a)	ICU Medical, Inc	2,878,498

70,635	(a)	IDEXX Laboratories, Inc	30,560,233

39,216	(a)	InfuSystem Holdings, Inc	185,100

64,563	(a)	Inmode Ltd	910,338

20,735	(a)	Innovage Holding Corp	64,901

13,893	(a)	Inogen, Inc	99,057

26,630	(a)	Inspire Medical Systems, Inc	4,217,659

60,937	(a)	Insulet Corp	15,373,796

29,128	(a)	Integer Holdings Corp	3,679,158

68,255	(a)	Integra LifeSciences Holdings Corp	1,118,699

313,171	(a)	Intuitive Surgical, Inc	161,533,602

12,831		iRadimed Corp	672,473

24,799	(a)	iRhythm Technologies, Inc	2,650,765

10,108	(a)	Joint Corp	101,181

69,669		Labcorp Holdings, Inc	16,790,926

60,306	(a)	Lantheus Holdings, Inc	6,292,328

16,045		LeMaitre Vascular, Inc	1,455,923

220,914	(a)	LifeMD, Inc	1,625,927

98,206	(a)	LifeStance Health Group, Inc	645,213

48,529	(a)	LivaNova plc	1,795,573

39,596	(a)	Masimo Corp	6,373,372

112,396		McKesson Corp	80,114,745

1,146,345		Medtronic plc	97,164,202

53,778	(a)	Merit Medical Systems, Inc	5,079,332

9,311	(a),(b)	ModivCare, Inc	11,080

50,868	(a)	Molina Healthcare, Inc	16,634,345

32,656	(a),(b)	Nano-X Imaging Ltd	164,260

9,670		National Healthcare Corp	913,718

13,196		National Research Corp	149,907

180,245	(a)	Neogen Corp	910,237

100,310	(a)	NeoGenomics, Inc	641,482

91,637	(a)	Novocure Ltd	1,662,295

36,495	(a)	Omnicell, Inc	1,140,834

299,751	(a),(b)	Opko Health, Inc	413,656

12,320	(a)	OptimizeRx Corp	112,358

150,265	(a)	Option Care Health, Inc	4,855,062

54,102	(a)	OraSure Technologies, Inc	161,765

24,415	(a)	Orthofix Medical, Inc	339,613

10,294	(a)	OrthoPediatrics Corp	214,321

216,457	(a)	Owens & Minor, Inc	1,528,186

36,067	(a)	PACS Group, Inc	347,325

61,546	(a)	Pediatrix Medical Group, Inc	792,712

31,176	(a)	Pennant Group, Inc	798,729

35,603	(a)	Penumbra, Inc	10,425,983

34,961	(a)	Phreesia, Inc	872,627

142,258		Premier, Inc	2,894,950

113,231	(a)	Privia Health Group, Inc	2,658,664

55,062	(a)	PROCEPT BioRobotics Corp	2,972,247

57,755	(a)	Progyny, Inc	1,319,124

18,481	(a)	Pulmonx Corp	89,263

21,810	(a),(b)	Pulse Biosciences, Inc	371,206

96,211		Quest Diagnostics, Inc	17,146,724

46,743	(a)	QuidelOrtho Corp	1,298,988

72,993	(a),(b)	Quipt Home Medical Corp	156,935

65,204	(a)	RadNet, Inc	3,415,386

28	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

126,459		Resmed, Inc	$29,918,935

24,262	(a)	RxSight, Inc	357,137

46,518	(a),(b)	Schrodinger, Inc	1,192,256

84,676		Select Medical Holdings Corp	1,544,490

15,510	(a),(b)	Semler Scientific, Inc	501,438

23,620	(a)	SI-BONE, Inc	322,413

17,254		Simulations Plus, Inc	592,675

121,718	(a)	Solventum Corp	8,047,994

48,121	(a)	STAAR Surgical Co	878,689

90,381		STERIS plc	20,312,226

321,995		Stryker Corp	120,400,370

61,036	(a)	Surgery Partners, Inc	1,339,740

12,089	(a)	SurModics, Inc	338,613

16,050	(a)	Tactile Systems Technology, Inc	226,626

50,673	(a)	Tandem Diabetes Care, Inc	853,840

124,576	(a)	Teladoc Health, Inc	895,701

40,335		Teleflex, Inc	5,527,912

86,021	(a)	Tenet Healthcare Corp	12,296,702

28,749	(a),(b)	TransMedics Group, Inc	2,645,195

39,187	(a)	Treace Medical Concepts, Inc	277,444

7,098	(a)	UFP Technologies, Inc	1,480,217

814,193		UnitedHealth Group, Inc	334,991,568

50,337		Universal Health Services, Inc (Class B)	8,913,173

10,256		US Physical Therapy, Inc	729,304

1,493		Utah Medical Products, Inc	77,263

27,524	(a)	Varex Imaging Corp	229,000

129,180	(a)	Veeva Systems, Inc	30,188,074

43,337	(a)	Viemed Healthcare, Inc	306,393

72,307	(a)	Waystar Holding Corp	2,687,651

173,242		Zimmer Biomet Holdings, Inc	17,852,588

33,278	(a)	Zimvie, Inc	301,499

18,221	(a),(b)	Zynex, Inc	30,247

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,193,251,142

		HOUSEHOLD & PERSONAL PRODUCTS - 1.2%

103,971	(a)	BellRing Brands, Inc	8,020,323

8,367	(a)	Central Garden & Pet Co	280,796

40,499	(a)	Central Garden and Pet Co (Class A)	1,197,555

218,884		Church & Dwight Co, Inc	21,743,937

107,987		Clorox Co	15,366,550

709,871		Colgate-Palmolive Co	65,443,007

361,993	(a)	Coty, Inc	1,828,065

41,696		Edgewell Personal Care Co	1,273,813

47,155	(a)	elf Beauty, Inc	2,917,480

94,466		Energizer Holdings, Inc	2,554,361

203,943		Estee Lauder Cos (Class A)	12,228,422

79,731	(a)	Herbalife Ltd	574,063

227,964	(a)	Honest Co, Inc	1,091,948

13,468		Inter Parfums, Inc	1,470,706

1,661,441		Kenvue, Inc	39,210,008

300,881		Kimberly-Clark Corp	39,650,098

8,543	(a)	Medifast, Inc	112,255

9,397	(a)	Nature’s Sunshine Products, Inc	115,771

89,497		Nu Skin Enterprises, Inc (Class A)	566,516

22,666		Oil-Dri Corp of America	954,012

96,295	(a),(b)	Olaplex Holdings, Inc	126,146

2,092,891		Procter & Gamble Co	340,241,290

92,124		Reynolds Consumer Products, Inc	2,118,852

32,523		Spectrum Brands Holdings, Inc	2,052,201

9,434	(a)	USANA Health Sciences, Inc	265,001

See Notes to Financial Statements	29

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		HOUSEHOLD & PERSONAL PRODUCTS (continued)

10,397		WD-40 Co	$2,374,259

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	563,777,435

		INSURANCE - 2.4%

493,411		Aflac, Inc	53,623,907

229,809		Allstate Corp	45,591,808

53,101	(a)	AMBAC Financial Group, Inc	423,746

66,457		American Financial Group, Inc	8,417,444

549,324		American International Group, Inc	44,780,892

14,885		Amerisafe, Inc	692,004

175,812		Aon plc	62,376,339

312,147		Arch Capital Group Ltd	28,305,490

43,360		Assurant, Inc	8,357,206

36,927		Assured Guaranty Ltd	3,239,606

67,191		Axis Capital Holdings Ltd	6,471,837

54,726	(a)	Brighthouse Financial, Inc	3,186,148

211,159		Brown & Brown, Inc	23,354,185

68,812	(a)	BRP Group, Inc	2,863,955

358,891		Chubb Ltd	102,671,537

129,513		Cincinnati Financial Corp	18,029,505

24,499		CNA Financial Corp	1,179,872

96,172		CNO Financial Group, Inc	3,648,766

545		Crawford & Co	6,060

20,967		Employers Holdings, Inc	1,018,787

13,465	(a)	Enstar Group Ltd	4,502,831

38,174		Everest Re Group Ltd	13,697,976

15,656		F&G Annuities & Life, Inc	544,985

46,770		Fidelis Insurance Holdings Ltd	764,689

231,983		Fidelity National Financial, Inc	14,858,511

98,517		First American Financial Corp	5,990,819

218,219		Gallagher (Arthur J.) & Co	69,980,651

303,055	(a)	Genworth Financial, Inc (Class A)	2,078,957

76,015		Globe Life, Inc	9,375,690

25,818	(b)	Goosehead Insurance, Inc	2,509,768

24,981	(a)	Greenlight Capital Re Ltd (Class A)	327,626

51,239	(a)	Hamilton Insurance Group Ltd	947,921

29,706		Hanover Insurance Group, Inc	4,934,167

260,618		Hartford Financial Services Group, Inc	31,970,010

4,312		HCI Group, Inc	630,846

28,374	(a)	Heritage Insurance Holdings, Inc	536,269

17,082	(a)	Hippo Holdings, Inc	394,936

57,597		Horace Mann Educators Corp	2,392,579

738		Investors Title Co	170,618

36,673		James River Group Holdings Ltd	174,563

68,646		Kemper Corp	4,058,352

18,754		Kinsale Capital Group, Inc	8,162,866

44,494	(a),(b)	Lemonade, Inc	1,300,115

163,674		Lincoln National Corp	5,216,290

138,684		Loews Corp	12,041,932

10,965	(a)	Markel Corp	19,940,949

437,347		Marsh & McLennan Cos, Inc	98,608,628

53,327	(a),(b)	MBIA, Inc	250,104

21,627		Mercury General Corp	1,198,568

500,409		Metlife, Inc	37,715,826

5,548	(a)	NI Holdings, Inc	69,350

205,791		Old Republic International Corp	7,737,742

216,059	(a)	Oscar Health, Inc	2,810,928

27,341	(a)	Palomar Holdings, Inc	3,964,992

29,473		Primerica, Inc	7,723,989

202,011		Principal Financial Group	14,979,116

42,244	(a)	ProAssurance Corp	980,483

516,843		Progressive Corp	145,615,347

315,043		Prudential Financial, Inc	32,358,067

30	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		INSURANCE (continued)

57,218		Reinsurance Group of America, Inc (Class A)	$10,717,504

45,821		RenaissanceRe Holdings Ltd	11,085,475

79,104		RLI Corp	5,854,487

7,371	(a)	Root, Inc	1,029,508

90,067		Ryan Specialty Holdings, Inc	5,900,289

12,520		Safety Insurance Group, Inc	957,780

56,689		Selective Insurance Group, Inc	4,944,981

111,945	(a)	Selectquote, Inc	354,866

86,670	(a)	SiriusPoint Ltd	1,456,056

47,055	(a)	Skyward Specialty Insurance Group, Inc	2,498,150

19,531		Stewart Information Services Corp	1,278,890

13,676		Tiptree, Inc	305,112

198,364		Travelers Cos, Inc	52,393,883

36,812	(a)	Trupanion, Inc	1,347,319

12,454		United Fire Group, Inc	344,602

30,345		United Insurance Holdings Corp	346,843

21,860		Universal Insurance Holdings, Inc	529,886

150,445		Unum Group	11,683,559

260,343		W.R. Berkley Corp	18,663,990

2,176		White Mountains Insurance Group Ltd	3,845,971

91,463		Willis Towers Watson plc	28,152,311

		TOTAL INSURANCE	1,153,448,612

		MATERIALS - 2.4%

20,558		AdvanSix, Inc	440,352

195,688		Air Products & Chemicals, Inc	53,049,060

101,519		Albemarle Corp	5,943,937

215,932		Alcoa Corp	5,296,812

115,006	(a)	Allegheny Technologies, Inc	6,254,026

9,873	(a)	Alpha Metallurgical Resources, Inc	1,198,089

1,930,580		Amcor plc	17,761,336

21,560		American Vanguard Corp	90,983

58,735		Aptargroup, Inc	8,807,313

126,036		Ardagh Metal Packaging S.A.	467,594

42,481		Ashland, Inc	2,310,542

62,712	(a),(b)	ASP Isotopes, Inc	331,119

46,496	(a)	Aspen Aerogels, Inc	251,078

69,345		Avery Dennison Corp	11,865,623

70,844		Avient Corp	2,359,814

172,888	(a)	Axalta Coating Systems Ltd	5,618,860

32,189		Balchem Corp	5,039,188

261,774		Ball Corp	13,596,542

47,966		Cabot Corp	3,767,250

29,630		Caledonia Mining Corp plc	390,227

42,020		Carpenter Technology Corp	8,219,532

89,864		Celanese Corp (Series A)	3,999,847

44,567	(a)	Century Aluminum Co	731,344

150,089		CF Industries Holdings, Inc	11,762,475

147,927		Chemours Co	1,831,336

12,528	(a)	Clearwater Paper Corp	336,502

432,505	(a)	Cleveland-Cliffs, Inc	3,563,841

590,446	(a)	Coeur Mining, Inc	3,276,975

92,973		Commercial Metals Co	4,141,017

26,808		Compass Minerals International, Inc	360,299

125,008	(a)	Constellium SE	1,263,831

606,950		Corteva, Inc	37,624,830

610,696		CRH plc	58,272,612

95,240		Crown Holdings, Inc	9,174,469

132,891	(a)	Dakota Gold Corp	358,806

619,413		Dow, Inc	18,947,844

370,305		DuPont de Nemours, Inc	24,436,427

30,583		Eagle Materials, Inc	6,923,685

100,895		Eastman Chemical Co	7,768,915

See Notes to Financial Statements	31

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		MATERIALS (continued)

224,909		Ecolab, Inc	$56,548,870

155,720	(a)	Ecovyst, Inc	931,206

181,420		Element Solutions, Inc	3,702,782

109,761		FMC Corp	4,601,181

1,258,522		Freeport-McMoRan, Inc (Class B)	45,344,548

278,912		Graphic Packaging Holding Co	7,059,263

20,180		Greif, Inc (Class A)	1,059,046

5,616		Greif, Inc (Class B)	312,081

46,815		H.B. Fuller Co	2,529,883

14,458		Hawkins, Inc	1,760,695

557,591		Hecla Mining Co	3,189,421

158,395		Huntsman Corp	2,108,237

183,487	(a),(b)	i-80 Gold Corp	112,698

29,963	(a)	Ingevity Corp	988,180

19,888		Innospec, Inc	1,779,578

215,328		International Flavors & Fragrances, Inc	16,894,635

471,919		International Paper Co	21,557,260

7,140	(a)	Intrepid Potash, Inc	235,906

37,532	(a),(b)	Ivanhoe Electric, Inc	236,452

11,630		Kaiser Aluminum Corp	749,670

49,319	(a)	Knife River Corp	4,605,408

14,468		Koppers Holdings, Inc	362,568

29,170		Kronos Worldwide, Inc	224,901

427,004	(a)	Linde plc	193,531,023

53,366		Louisiana-Pacific Corp	4,606,019

91,950	(a)	LSB Industries, Inc	586,641

205,096		LyondellBasell Industries NV	11,938,638

54,384		Martin Marietta Materials, Inc	28,496,128

17,661		Materion Corp	1,466,040

35,506	(a),(b)	Metals Acquisition Ltd	319,199

28,271		Minerals Technologies, Inc	1,458,501

299,071		Mosaic Co	9,091,758

100,937	(a),(b)	MP Materials Corp	2,468,919

25,893		Myers Industries, Inc	271,876

7,739		NewMarket Corp	4,761,807

1,004,708		Newmont Goldcorp Corp	52,928,017

175,621	(a)	Novagold Resources, Inc	742,877

209,389		Nucor Corp	24,994,765

123,701	(a)	O-I Glass, Inc	1,566,055

111,865		Olin Corp	2,418,521

12,612		Olympic Steel, Inc	406,737

41,831		Orion S.A.	503,645

77,529		Packaging Corp of America	14,390,158

94,769	(a)	Perimeter Solutions, Inc	960,010

44,120	(a),(b)	Piedmont Lithium, Inc	330,018

199,043		PPG Industries, Inc	21,667,821

98,667	(a),(b)	PureCycle Technologies, Inc	662,056

10,040	(b)	Quaker Chemical Corp	1,063,638

545		Ramaco Resources, Inc	4,998

18,601	(b)	Ramaco Resources, Inc	187,498

26,216	(a)	Ranpak Holdings Corp	107,748

45,189	(a)	Rayonier Advanced Materials, Inc	192,505

49,028		Reliance Steel & Aluminum Co	14,131,340

63,791		Royal Gold, Inc	11,655,254

112,869		RPM International, Inc	12,048,766

19,086		Ryerson Holding Corp	446,231

19,139		Schnitzer Steel Industries, Inc (Class A)	561,347

43,911		Schweitzer-Mauduit International, Inc	224,385

33,395		Scotts Miracle-Gro Co (Class A)	1,682,440

97,268		Sealed Air Corp	2,680,706

45,956		Sensient Technologies Corp	4,317,566

207,257		Sherwin-Williams Co	73,145,140

32	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		MATERIALS (continued)

84,315		Silgan Holdings, Inc	$4,354,870

452,029		Smurfit WestRock plc	18,994,259

88,779		Sonoco Products Co	3,639,939

82,784		Southern Copper Corp	7,410,824

135,267	(a)	SSR Mining, Inc	1,439,241

131,754		Steel Dynamics, Inc	17,089,811

25,522		Stepan Co	1,290,392

62,507		SunCoke Energy, Inc	566,313

27,538		Sylvamo Corp	1,641,816

33,322	(a)	TimkenSteel Corp	421,523

19,788	(a)	Tredegar Corp	153,753

32,674		Trimas Corp	785,810

222,461		Tronox Holdings plc	1,203,514

4,035		United States Lime & Minerals, Inc	377,313

182,234		United States Steel Corp	7,965,448

6,593		Valhi, Inc	113,663

114,336		Vulcan Materials Co	29,993,763

50,615		Warrior Met Coal, Inc	2,420,409

24,539		Westlake Chemical Corp	2,268,140

25,062		Worthington Steel, Inc	643,091

		TOTAL MATERIALS	1,130,519,484

		MEDIA & ENTERTAINMENT - 7.8%

80,989	(a)	Advantage Solutions, Inc	108,525

4,300,188		Alphabet, Inc	691,857,247

5,208,102		Alphabet, Inc (Class A)	827,046,598

229,588	(a)	AMC Entertainment Holdings, Inc	613,000

23,685	(a)	AMC Networks, Inc	151,584

30,219	(a)	Angi, Inc	346,310

36,516	(a)	Atlanta Braves Holdings, Inc	1,455,528

6,134	(a),(b)	Atlanta Braves Holdings, Inc	266,522

12,671	(a)	Boston Omaha Corp	196,781

116,459	(a)	Bumble, Inc	491,457

9,844		Cable One, Inc	2,631,006

32,779	(a),(b)	Cardlytics, Inc	47,202

72,900	(a)	Cargurus, Inc	2,038,284

50,674	(a)	Cars.com, Inc	589,845

81,068	(a)	Charter Communications, Inc	31,767,306

82,557	(b)	Cinemark Holdings, Inc	2,469,280

499,375	(a)	Clear Channel Outdoor Holdings, Inc	491,485

3,294,786		Comcast Corp (Class A)	112,681,681

455	(a)	Daily Journal Corp	172,436

122,900	(a),(b)	EchoStar Corp (Class A)	2,762,792

229,362		Electronic Arts, Inc	33,278,133

40,007		Entravision Communications Corp (Class A)	73,213

54,751	(a)	Eventbrite, Inc	116,072

14,208	(a)	EverQuote, Inc	337,298

198,256		Fox Corp (Class A)	9,871,166

116,246		Fox Corp (Class B)	5,375,215

245,139	(a)	fuboTV, Inc	735,417

99,963	(a)	Gannett Co, Inc	319,882

72,633		Gray Television, Inc	243,321

57,550	(a)	IAC, Inc	2,010,797

21,682	(a),(b)	Ibotta, Inc	1,058,082

37,647	(a)	IMAX Corp	915,951

25,095	(a)	Integral Ad Science Holding Corp	177,422

340,395		Interpublic Group of Cos, Inc	8,550,722

20,762		John Wiley & Sons, Inc (Class A)	906,054

100,537	(a)	Liberty Broadband Corp	9,087,539

18,787	(a)	Liberty Broadband Corp (Class A)	1,672,982

18,107	(a)	Liberty Media Corp-Liberty Formula One (Class A)	1,458,519

188,328	(a)	Liberty Media Corp-Liberty Formula One (Class C)	16,699,044

20,078	(a)	Liberty Media Corp-Liberty Live (Class A)	1,405,058

See Notes to Financial Statements	33

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		MEDIA & ENTERTAINMENT (continued)

42,962	(a)	Liberty Media Corp-Liberty Live (Class C)	$3,072,213

44,591	(a),(b)	Lions Gate Entertainment Corp (Class A)	395,968

114,064	(a)	Lions Gate Entertainment Corp (Class B)	910,231

138,338	(a)	Live Nation, Inc	18,322,868

35,049	(a)	Madison Square Garden Entertainment Corp	1,136,990

18,866	(a)	Madison Square Garden Sports Corp	3,633,026

93,497	(a)	Magnite, Inc	1,111,679

24,627		Marcus Corp	401,666

234,733		Match Group, Inc	6,962,181

12,782	(a)	MediaAlpha, Inc	107,369

1,941,146		Meta Platforms, Inc	1,065,689,154

379,028	(a)	Netflix, Inc	428,953,568

153,857		New York Times Co (Class A)	8,009,795

345,909		News Corp (Class A)	9,381,052

95,168		News Corp (Class B)	2,990,179

29,527		Nexstar Media Group, Inc	4,419,011

129,946	(a)	Nextdoor Holdings, Inc	191,021

172,073		Omnicom Group, Inc	13,105,080

5,903		Paramount Global (Class A)	133,762

484,703		Paramount Global (Class B)	5,690,413

530,157	(a)	Pinterest, Inc	13,423,575

61,226	(a)	Playstudios, Inc	77,757

37,469		Playtika Holding Corp	197,462

32,246	(a)	PubMatic, Inc	315,043

41,070	(a)	QuinStreet, Inc	719,546

477,262	(a)	ROBLOX Corp	32,000,417

112,502	(a)	Roku, Inc	7,670,386

22,422		Scholastic Corp	404,269

17,136		Shutterstock, Inc	273,491

37,146		Sinclair, Inc	534,902

193,291		Sirius XM Holdings, Inc	4,140,293

19,376	(a),(b)	Sphere Entertainment Co	527,996

131,081	(a)	Spotify Technology S.A.	80,481,112

46,094	(a)	Stagwell, Inc	257,205

156,129	(a)	Take-Two Interactive Software, Inc	36,428,018

19,150	(a)	TechTarget, Inc	152,625

120,593		TEGNA, Inc	1,957,224

19,655	(a)	Thryv Holdings, Inc	269,273

72,202		TKO Group Holdings, Inc	11,762,428

117,635	(a)	TripAdvisor, Inc	1,464,556

85,679	(a)	TrueCar, Inc	127,662

83,114	(a)	Trump Media & Technology Group Corp	2,039,618

106,282	(a)	Vimeo, Inc	535,661

1,604,571		Walt Disney Co	145,935,732

2,032,240	(a)	Warner Bros Discovery, Inc	17,619,521

39,638	(a)	WideOpenWest, Inc	173,614

56,188	(a)	Yelp, Inc	1,971,075

39,402	(a)	Ziff Davis, Inc	1,163,541

61,686	(a)	ZipRecruiter, Inc	318,300

267,681	(a)	ZoomInfo Technologies, Inc	2,291,349

		TOTAL MEDIA & ENTERTAINMENT	3,712,327,633

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%

83,340	(a)	10X Genomics, Inc	689,222

16,011	(a),(b)	2seventy bio, Inc	79,895

30,824	(a)	4D Molecular Therapeutics, Inc	103,877

53,283	(a)	89bio, Inc	427,330

1,569,521		AbbVie, Inc	306,213,547

348,028	(a),(b)	Absci Corp	1,068,446

88,298	(a)	Acadia Pharmaceuticals, Inc	1,289,151

60,846	(a),(b)	ACELYRIN, Inc	150,290

50,315	(a),(b)	Actinium Pharmaceuticals, Inc	76,479

118,561	(a)	Adaptive Biotechnologies Corp	872,609

34	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

246,919	(a)	ADMA Biologics, Inc	$5,876,672

676	(b)	Aerovate Therapeutics, Inc	6,424

253,049		Agilent Technologies, Inc	27,228,072

42,139	(a)	Agios Pharmaceuticals, Inc	1,251,107

88,019	(a)	Akero Therapeutics, Inc	4,014,547

7,279	(a),(b)	Akoya Biosciences, Inc	8,735

40,430	(a)	Aldeyra Therapeutics, Inc	107,139

42,029	(a)	Alector, Inc	50,435

130,128	(a)	Alkermes plc	3,743,783

49,804	(a),(b)	Allogene Therapeutics, Inc	83,671

114,253	(a)	Alnylam Pharmaceuticals, Inc	30,075,960

98,040	(a),(b)	Altimmune, Inc	514,710

111,691	(a),(b)	Alto Neuroscience, Inc	278,111

56,031	(a),(b)	ALX Oncology Holdings, Inc	30,257

475,304		Amgen, Inc	138,275,440

265,666	(a)	Amicus Therapeutics, Inc	2,040,315

258,046	(a)	Amneal Pharmaceuticals, Inc	1,976,632

28,740	(a)	Amphastar Pharmaceuticals, Inc	701,543

15,332	(a)	AnaptysBio, Inc	340,677

45,302	(a),(b)	Anavex Life Sciences Corp	430,369

16,713	(a)	ANI Pharmaceuticals, Inc	1,183,615

10,900	(a)	Anika Therapeutics, Inc	158,377

117,303	(a)	Annexon, Inc	218,184

89,116	(a)	Apellis Pharmaceuticals, Inc	1,711,918

37,983	(a)	Apogee Therapeutics, Inc	1,490,833

78,794	(a),(b)	Applied Therapeutics, Inc	32,242

100,801	(a),(b)	Aquestive Therapeutics, Inc	294,843

62,957	(a)	Arbutus Biopharma Corp	223,497

35,592	(a)	Arcellx, Inc	2,311,700

18,624	(a)	Arcturus Therapeutics Holdings, Inc	238,573

33,215	(a)	Arcus Biosciences, Inc	290,631

142,151	(a)	Arcutis Biotherapeutics, Inc	2,119,471

185,422	(a)	Ardelyx, Inc	1,020,748

112,071	(a)	Arrowhead Pharmaceuticals, Inc	1,556,666

63,898	(a),(b)	ARS Pharmaceuticals, Inc	892,655

53,603	(a)	Arvinas, Inc	515,661

40,817	(a)	Astria Therapeutics, Inc	210,616

146,157	(a)	Atea Pharmaceuticals, Inc	431,163

21,983	(a),(b)	Aura Biosciences, Inc	128,161

103,661	(a)	Aurinia Pharmaceuticals, Inc	854,167

74,237	(a)	Avadel Pharmaceuticals plc	659,967

568,078	(a)	Avantor, Inc	7,379,333

129,035	(a)	Avidity Biosciences, Inc	4,212,993

24,845	(a),(b)	Avita Medical, Inc	240,748

34,184	(a)	Axsome Therapeutics, Inc	3,838,521

120,613	(a),(b)	Beam Therapeutics, Inc	2,403,817

132,467	(a)	BioCryst Pharmaceuticals, Inc	1,172,333

126,168	(a)	Biogen, Inc	15,276,421

61,978	(a)	Biohaven Ltd	1,370,953

17,772	(a)	BioLife Solutions, Inc	428,483

167,763	(a)	BioMarin Pharmaceutical, Inc	10,684,825

16,998	(a),(b)	Biomea Fusion, Inc	35,696

18,401	(a)	Bio-Rad Laboratories, Inc (Class A)	4,491,316

129,981		Bio-Techne Corp	6,544,543

55,914	(a)	Blueprint Medicines Corp	5,004,303

111,829	(a)	Bridgebio Pharma, Inc	4,289,760

1,783,415		Bristol-Myers Squibb Co	89,527,433

56,174	(a)	Brooks Automation, Inc	1,479,623

88,086		Bruker BioSciences Corp	3,528,725

72,831	(a),(b)	C4 Therapeutics, Inc	119,443

351,330	(a),(b)	Cabaletta Bio, Inc	463,756

39,266	(a),(b)	Candel Therapeutics, Inc	192,796

See Notes to Financial Statements	35

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
35,424	(a),(b)	Capricor Therapeutics, Inc	$449,885
36,257	(a)	CareDx, Inc	612,018
17,292	(a)	Cargo Therapeutics, Inc	79,024
134,961	(a),(b)	Caribou Biosciences, Inc	114,838
31,847	(a),(b)	Cassava Sciences, Inc	49,681
135,472	(a)	Catalyst Pharmaceuticals, Inc	3,290,615
18,197	(a),(b)	Celcuity, Inc	202,715
50,208	(a)	Celldex Therapeutics, Inc	1,045,833
32,063	(a)	Century Therapeutics, Inc	17,365
60,381	(a)	CG oncology, Inc	1,626,664
42,197	(a)	Charles River Laboratories International, Inc	5,005,408
62,303	(a),(d)	Chinook Therapeutics, Inc	24,298
179,971	(a)	Codexis, Inc	413,933
87,080	(a)	Cogent Biosciences, Inc	453,687
27,222	(a)	Collegium Pharmaceutical, Inc	734,858
119,048	(a),(b)	Compass Therapeutics, Inc	221,429
8,797	(a),(b)	Corbus Pharmaceuticals Holdings, Inc	65,714
72,910	(a)	Corcept Therapeutics, Inc	5,240,771
72,860	(a),(b)	CorMedix, Inc	669,583
73,540	(a)	Crinetics Pharmaceuticals, Inc	2,455,501
29,602	(a)	CryoPort, Inc	165,179
110,231	(a)	Cullinan Oncology, Inc	912,713
93,386	(a)	Cytek Biosciences, Inc	346,462
92,031	(a)	Cytokinetics, Inc	3,942,608
573,363		Danaher Corp	114,288,447
53,454	(a)	Day One Biopharmaceuticals, Inc	415,872
101,941	(a)	Denali Therapeutics, Inc	1,697,318
90,410	(a),(b)	Design Therapeutics, Inc	439,393
15,369	(a)	Disc Medicine, Inc	759,536
103,603	(a)	Dynavax Technologies Corp	1,217,335
70,121	(a)	Dyne Therapeutics, Inc	826,727
75,000	(a)	Edgewise Therapeutics, Inc	1,230,000
76,006	(a),(b)	Editas Medicine, Inc	125,410
406,143	(a)	Elanco Animal Health, Inc	3,850,236
709,251		Eli Lilly & Co	637,581,186
16,480	(a)	Enanta Pharmaceuticals, Inc	100,363
19,880	(a),(b)	Enliven Therapeutics, Inc	376,527
20,959	(a)	Entrada Therapeutics, Inc	191,356
194,484	(a)	Erasca, Inc	283,947
165,874	(a),(b)	Esperion Thereapeutics, Inc	165,774
21,778	(a)	Evolus, Inc	248,269
155,554	(a)	Exact Sciences Corp	7,099,485
267,118	(a)	Exelixis, Inc	10,457,670
23,505	(a)	EyePoint Pharmaceuticals, Inc	160,304
127,905	(a)	Fate Therapeutics, Inc	163,718
232,051	(a),(b)	Fluidigm Corp	257,577
14,252	(a)	Foghorn Therapeutics, Inc	59,858
75,830	(a)	Fortrea Holdings, Inc	472,421
56,383	(a)	Fulcrum Therapeutics, Inc	217,075
75,916	(a)	Generation Bio Co	32,879
1,267,474	(a)	Geron Corp	1,787,138
1,109,573		Gilead Sciences, Inc	118,213,907
22,781	(a),(b)	GRAIL, Inc	785,831
104,921	(a)	Halozyme Therapeutics, Inc	6,444,248
22,623	(a)	Harmony Biosciences Holdings, Inc	666,700
21,426	(a)	Harrow Health, Inc	530,722
135,329	(a),(b)	Heron Therapeutics, Inc	327,496
79,316	(a),(b)	Humacyte, Inc	115,008
139,198	(a)	Ideaya Biosciences, Inc	2,802,056
21,368	(a),(b)	IGM Biosciences, Inc	29,595
136,690	(a)	Illumina, Inc	10,607,144
114,982	(a),(b)	ImmunityBio, Inc	288,605

36	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
43,493	(a)	Immunome, Inc	$382,303
37,763	(a)	Immunovant, Inc	609,872
145,350	(a)	Incyte Corp	9,107,631
5,064	(a)	Inhibrx Biosciences, Inc	62,439
20,258	(a),(d)	Inhibrx, Inc	13,117
49,340	(a)	Innoviva, Inc	922,165
69,687	(a),(b)	Inozyme Pharma, Inc	80,140
149,798	(a)	Insmed, Inc	10,785,456
86,438	(a)	Intellia Therapeutics, Inc	766,705
127,693	(a)	Ionis Pharmaceuticals, Inc	3,921,452
387,960	(a),(b)	Iovance Biotherapeutics, Inc	1,392,776
156,420	(a)	IQVIA Holdings, Inc	24,256,049
14,777	(a)	iTeos Therapeutics, Inc	107,133
70,808	(a)	Janux Therapeutics, Inc	2,350,826
62,736	(a),(b)	Jasper Therapeutics, Inc	344,421
53,458	(a)	Jazz Pharmaceuticals plc	6,252,448
2,138,241		Johnson & Johnson	334,228,451
16,585	(a)	KalVista Pharmaceuticals, Inc	228,375
31,056	(a)	Keros Therapeutics, Inc	448,449
21,130	(a)	Kiniksa Pharmaceuticals Ltd	569,876
75,293	(a)	Kodiak Sciences, Inc	328,277
19,582	(a)	Krystal Biotech, Inc	3,326,590
46,117	(a)	Kura Oncology, Inc	302,528
35,001	(a)	Kymera Therapeutics, Inc	1,199,484
36,605	(a)	Larimar Therapeutics, Inc	97,003
10,998	(a)	Ligand Pharmaceuticals, Inc (Class B)	1,208,240
270,271	(a),(b)	Lineage Cell Therapeutics, Inc	134,865
61,737	(a)	Liquidia Corp	862,466
256,359	(a)	Lyell Immunopharma, Inc	121,822
79,601	(a)	MacroGenics, Inc	138,108
18,813	(a)	Madrigal Pharmaceuticals, Inc	6,281,849
20,258	(a),(b)	Magenta Therapeutics, Inc	442,637
180,755	(a)	MannKind Corp	911,005
84,535	(a)	Maravai LifeSciences Holdings, Inc	170,761
68,933	(a),(b)	MaxCyte, Inc	195,770
21,610	(a)	Medpace Holdings, Inc	6,664,308
76,280	(a)	MeiraGTx Holdings plc	540,825
2,253,097		Merck & Co, Inc	191,963,864
3,546		Mesa Laboratories, Inc	408,676
18,570	(a)	Mettler-Toledo International, Inc	19,880,485
81,129	(a)	MiMedx Group, Inc	558,168
62,350	(a),(b)	Mind Medicine MindMed, Inc	398,416
20,639	(a)	Mineralys Therapeutics, Inc	293,280
29,905	(a)	Mirum Pharmaceuticals, Inc	1,299,372
279,847	(a)	Moderna, Inc	7,986,833
31,239	(a),(b)	Monte Rosa Therapeutics, Inc	153,383
63,827	(a)	Myriad Genetics, Inc	472,958
102,519	(a)	Natera, Inc	15,473,193
96,721	(a)	Nautilus Biotechnology, Inc	66,602
64,965	(a),(b)	Neumora Therapeutics, Inc	50,660
91,017	(a)	Neurocrine Biosciences, Inc	9,801,621
8,702	(a),(b)	Neurogene, Inc	130,530
34,251	(a),(b)	Nkarta, Inc	72,612
116,572	(a),(b)	Novavax, Inc	777,535
49,240	(a)	Nurix Therapeutics, Inc	567,737
24,935	(a)	Nuvalent, Inc	1,913,761
159,982	(a),(b)	Nuvation Bio, Inc	359,959
230,126	(a),(b)	Ocugen, Inc	171,950
151,573	(a)	Ocular Therapeutix, Inc	1,258,056
47,004	(a)	Olema Pharmaceuticals, Inc	242,541
4,311	(a),(d)	OmniAb Operations, Inc	43
4,311	(a),(d)	OmniAb Operations, Inc	43

See Notes to Financial Statements	37

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
53,864	(a)	OmniAb, Inc	$91,569
64,901	(a)	Organogenesis Holdings, Inc	318,664
294,559		Organon & Co	3,808,648
61,634	(a)	ORIC Pharmaceuticals, Inc	351,930
32,703	(a)	Pacira BioSciences, Inc	879,711
107,305		PerkinElmer, Inc	10,025,506
129,804		Perrigo Co plc	3,338,559
39,666	(a)	Perspective Therapeutics, Inc	97,182
4,979,411		Pfizer, Inc	121,547,423
53,110	(a),(b)	Phathom Pharmaceuticals, Inc	227,842
15,122		Phibro Animal Health Corp	281,420
47,531	(a)	Pliant Therapeutics, Inc	75,574
14,495	(a)	Praxis Precision Medicines, Inc	545,592
293,619	(a),(b)	Precigen, Inc	458,046
38,952	(a)	Prestige Consumer Healthcare, Inc.	3,164,071
286,875	(a),(b)	Prime Medicine, Inc	496,294
53,801	(a),(b)	ProKidney Corp	47,646
46,443	(a)	Protagonist Therapeutics, Inc	2,128,018
31,004	(a)	Prothena Corp plc	285,237
76,549	(a)	PTC Therapeutics, Inc	3,815,202
31,800	(a)	Q32 Bio, Inc	50,880
210,306		QIAGEN NV	8,990,581
22,482	(a)	Quanterix Corp	129,496
104,376	(a),(b)	Quantum-Si, Inc	118,989
29,554	(a),(b)	RAPT Therapeutics, Inc	27,391
231,142	(a),(b)	Recursion Pharmaceuticals, Inc	1,292,084
90,533		Regeneron Pharmaceuticals, Inc	54,207,539
27,410	(a)	REGENXBIO, Inc	263,410
100,692	(a)	Relay Therapeutics, Inc	335,304
50,015	(a)	Repligen Corp	6,901,570
36,059	(a)	Replimune Group, Inc	352,657
162,015	(a)	REVOLUTION Medicines, Inc	6,542,166
44,362	(a)	Rhythm Pharmaceuticals, Inc	2,891,959
53,934	(a)	Rocket Pharmaceuticals, Inc	411,516
317,271	(a)	Roivant Sciences Ltd	3,686,689
337,995		Royalty Pharma plc	11,092,996
38,930	(a)	Sage Therapeutics, Inc	283,800
102,323	(a),(b)	Sana Biotechnology, Inc	194,414
77,287	(a)	Sarepta Therapeutics, Inc	4,822,709
82,656	(a)	Savara, Inc	264,499
75,236	(a)	Scholar Rock Holding Corp	2,476,017
36,497	(a),(b)	scPharmaceuticals, Inc	93,067
11,020	(a),(b)	Selecta Biosciences, Inc	132,240
46,544		SIGA Technologies, Inc	256,923
36,833	(a)	Soleno Therapeutics, Inc	2,757,318
163,438	(a)	Sotera Health Co	1,879,537
76,249	(a)	SpringWorks Therapeutics, Inc	3,530,329
28,421	(a),(b)	Spyre Therapeutics, Inc	432,852
42,067	(a)	Stoke Therapeutics, Inc	410,574
85,601	(a),(b)	Summit Therapeutics, Inc	2,064,696
34,780	(a)	Supernus Pharmaceuticals, Inc	1,129,654
105,693	(a)	Sutro Biopharma, Inc	110,978
61,495	(a)	Syndax Pharmaceuticals, Inc	870,154
54,251	(a)	Tango Therapeutics, Inc	76,494
51,960	(a)	Tarsus Pharmaceuticals, Inc	2,697,244
224,793	(a),(b)	Taysha Gene Therapies, Inc	436,098
69,998	(a),(b)	Tenaya Therapeutics, Inc	33,249
63,815	(a)	Terns Pharmaceuticals, Inc	210,589
119,821	(a),(b)	TG Therapeutics, Inc	5,453,054
38,181	(a)	Theravance Biopharma, Inc	373,028
338,141		Thermo Fisher Scientific, Inc	145,062,489
20,447	(a)	Tourmaline Bio, Inc	351,893

38	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
77,044	(a)	Travere Therapeutics, Inc	$1,603,286
53,575	(a)	Twist Bioscience Corp	2,052,994
15,113	(a),(b)	Tyra Biosciences, Inc	155,664
63,606	(a)	Ultragenyx Pharmaceutical, Inc	2,479,362
38,931	(a)	United Therapeutics Corp	11,799,597
34,218	(a),(b)	UroGen Pharma Ltd	398,298
42,360	(a)	Vanda Pharmaceuticals, Inc	191,044
108,155	(a)	Vaxcyte, Inc	3,876,275
40,027	(a)	Ventyx Biosciences, Inc	53,236
36,394	(a)	Vera Therapeutics, Inc	850,528
49,459	(a)	Veracyte, Inc	1,508,500
34,319	(a)	Vericel Corp	1,304,808
230,860	(a)	Vertex Pharmaceuticals, Inc	117,623,170
127,825	(a)	Verve Therapeutics, Inc	724,768
1,079,936		Viatris, Inc	9,093,061
85,347	(a)	Viking Therapeutics, Inc	2,463,968
56,000	(a)	Vir Biotechnology, Inc	342,720
69,084	(a)	Viridian Therapeutics, Inc	936,088
28,592	(a)	Voyager Therapeutics, Inc	101,788
53,309	(a)	Waters Corp	18,537,139
95,239	(a)	WaVe Life Sciences Ltd	735,245
66,096		West Pharmaceutical Services, Inc	13,965,424
42,278	(a)	Xencor, Inc	465,904
159,431	(a)	Xeris Biopharma Holdings, Inc	728,600
41,080	(a),(b)	Y-mAbs Therapeutics, Inc	174,590
373,735	(a)	Zentalis Pharmaceuticals, Inc	530,704
64,413	(a),(b)	Zevra Therapeutics, Inc	472,147
396,166		Zoetis, Inc	61,960,362
47,733	(a)	Zymeworks, Inc	621,006

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,016,185,305

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
95,865	(a)	Anywhere Real Estate, Inc	331,693
279,374	(a)	CBRE Group, Inc	34,133,915
296,863	(a)	Compass, Inc	2,291,782
360,879	(a)	CoStar Group, Inc	26,766,395
170,824	(a)	Cushman & Wakefield plc	1,600,621
52,530	(b)	eXp World Holdings, Inc	481,175
23,024	(a)	Forestar Group, Inc	443,442
12,216	(a)	FRP Holdings, Inc	324,762
32,582	(a)	Howard Hughes Holdings, Inc	2,167,681
44,481	(a)	Jones Lang LaSalle, Inc	10,115,424
159,327		Kennedy-Wilson Holdings, Inc	1,019,693
20,898		Marcus & Millichap, Inc	635,299
137,987		Newmark Group, Inc	1,516,477
563,538	(a),(b)	Opendoor Technologies, Inc	427,331
22,322	(a)	Re/Max Holdings, Inc	170,763
84,085	(a)	Real Brokerage, Inc	370,815
111,352	(a)	Redfin Corp	1,058,958
11,719		RMR Group, Inc	172,035
3,620	(a)	Seaport Entertainment Group, Inc	69,323
37,446		St. Joe Co	1,584,715
27,739	(a),(b)	Star Holdings	186,961
23,298	(a)	Tejon Ranch Co	394,435
44,172	(a)	Zillow Group, Inc (Class A)	2,914,469
136,927	(a)	Zillow Group, Inc (Class C)	9,219,295

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	98,397,459

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
37,003	(a)	ACM Research, Inc	720,448
1,429,628	(a)	Advanced Micro Devices, Inc	139,174,286
22,266	(a),(b)	Aehr Test Systems	189,929
124,153	(a)	Allegro MicroSystems, Inc	2,367,598
15,596	(a)	Alpha & Omega Semiconductor Ltd	293,673

See Notes to Financial Statements	39

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
29,077	(a)	Ambarella, Inc	$1,395,405
99,807		Amkor Technology, Inc	1,741,632
439,404		Analog Devices, Inc	85,648,628
725,779		Applied Materials, Inc	109,382,153
111,846	(a)	Astera Labs, Inc	7,304,662
27,218	(a)	Axcelis Technologies, Inc	1,333,138
4,074,352		Broadcom, Inc	784,190,529
17,022	(a)	Ceva, Inc	446,147
47,822	(a)	Cirrus Logic, Inc	4,592,825
44,780	(a)	Cohu, Inc	716,480
122,566	(a)	Credo Technology Group Holding Ltd	5,276,466
41,045	(a)	Diodes, Inc	1,576,128
112,336	(a)	Enphase Energy, Inc	5,009,062
128,417		Entegris, Inc	10,160,353
90,890	(a)	First Solar, Inc	11,435,780
63,486	(a)	Formfactor, Inc	1,786,496
94,351	(a)	GLOBALFOUNDRIES, Inc	3,308,890
20,679	(a)	Ichor Holdings Ltd	409,031
20,869	(a)	Impinj, Inc	1,922,661
120,636	(a),(b)	indie Semiconductor, Inc	240,066
3,872,005		Intel Corp	77,827,300
118,000		KLA Corp	82,917,420
47,086		Kulicke & Soffa Industries, Inc	1,517,582
1,144,222		Lam Research Corp	82,006,391
116,584	(a)	Lattice Semiconductor Corp	5,704,455
55,186	(a)	MACOM Technology Solutions Holdings, Inc	5,725,548
767,471		Marvell Technology, Inc	44,797,282
86,600	(a)	MaxLinear, Inc	865,134
465,089		Microchip Technology, Inc	21,431,301
973,919		Micron Technology, Inc	74,943,067
53,916		MKS Instruments, Inc	3,781,668
43,321		Monolithic Power Systems, Inc	25,693,685
89,644	(a),(b)	Navitas Semiconductor Corp	173,013
4,291		NVE Corp	249,350
20,730,362		Nvidia Corp	2,257,951,029
354,254	(a)	ON Semiconductor Corp	14,063,884
41,398	(a)	Onto Innovation, Inc	5,049,314
36,332	(a)	PDF Solutions, Inc	666,692
49,870	(a)	Photronics, Inc	911,125
46,429		Power Integrations, Inc	2,280,592
84,782	(a)	Qorvo, Inc	6,076,326
986,779		QUALCOMM, Inc	146,497,210
95,117	(a)	Rambus, Inc	4,640,758
200,804	(a)	Rigetti Computing, Inc	1,781,131
72,170	(a)	Semtech Corp	2,255,313
28,202	(a)	Silicon Laboratories, Inc	2,869,836
17,175	(a)	SiTime Corp	2,522,321
3,754	(a),(b)	SkyWater Technology, Inc	26,616
146,579		Skyworks Solutions, Inc	9,422,098
35,747	(a)	SMART Global Holdings, Inc	610,201
30,232	(a)	Synaptics, Inc	1,682,713
134,686		Teradyne, Inc	9,995,048
804,547		Texas Instruments, Inc	128,767,747
31,853	(a)	Ultra Clean Holdings	595,810
41,731		Universal Display Corp	5,242,666
37,057	(a)	Veeco Instruments, Inc	692,966
136,460	(a),(b)	Wolfspeed, Inc	484,433

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,213,341,491

		SOFTWARE & SERVICES - 11.6%
78,314	(a)	8x8, Inc	138,616
60,250		A10 Networks, Inc	992,920
556,104		Accenture plc	166,358,512

40	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		SOFTWARE & SERVICES (continued)

97,431	(a)	ACI Worldwide, Inc	$5,198,918

76,196		Adeia, Inc	937,973

384,726	(a)	Adobe, Inc	144,264,555

16,094	(a)	Agilysys, Inc	1,196,589

131,419	(a)	Akamai Technologies, Inc	10,589,743

39,936	(a)	Alarm.com Holdings, Inc	2,140,570

31,790	(a)	Alkami Technology, Inc	848,475

111,518		Amdocs Ltd	9,878,264

43,168	(a)	Amplitude, Inc	396,714

76,764	(a)	Ansys, Inc	24,708,796

18,081	(a)	Appfolio, Inc	3,734,088

29,215	(a)	Appian Corp	907,126

233,373	(a)	AppLovin Corp	62,849,683

67,566	(a)	Asana, Inc	1,090,515

42,312	(a)	ASGN, Inc	2,131,679

143,595	(a)	Atlassian Corp Ltd	32,784,174

64,021	(a)	AudioEye, Inc	694,628

972,148	(a)	Aurora Innovation, Inc	7,038,352

195,226	(a)	Autodesk, Inc	53,540,730

162,461	(a)	AvePoint, Inc	2,656,237

142,771		Bentley Systems, Inc	6,137,725

154,441	(a),(b)	BigBear.ai Holdings, Inc	526,644

34,963	(a)	BigCommerce Holdings, Inc	181,108

88,953	(a)	BILL Holdings, Inc	4,053,588

103,897	(a),(b)	Bit Digital, Inc	201,560

41,875	(a)	Blackbaud, Inc	2,535,112

44,539	(a)	BlackLine, Inc	2,103,577

202,594	(a)	Blend Labs, Inc	678,690

143,236	(a)	Box, Inc	4,471,828

51,645	(a)	Braze, Inc	1,607,709

78,127	(a)	C3.ai, Inc	1,719,575

240,480	(a)	Cadence Design Systems, Inc	71,600,515

431,978	(a)	CCC Intelligent Solutions Holdings, Inc	4,000,116

27,699	(a)	Cerence, Inc	250,953

134,681	(a),(b)	Cipher Mining, Inc	383,841

398,476	(a),(b)	Cleanspark, Inc	3,255,549

70,549		Clear Secure, Inc	1,741,149

164,001	(a)	Clearwater Analytics Holdings, Inc	3,729,383

268,093	(a)	Cloudflare, Inc	32,380,273

433,988		Cognizant Technology Solutions Corp (Class A)	31,928,497

37,055	(a)	Commvault Systems, Inc	6,193,002

200,074	(a)	Confluent, Inc	4,763,762

10,805	(a)	Consensus Cloud Solutions, Inc	214,587

142,805	(a)	Core Scientific, Inc	1,156,720

23,147	(a)	Couchbase, Inc	408,313

204,672	(a)	Crowdstrike Holdings, Inc	87,777,681

9,431	(a)	CS Disco, Inc	35,178

263,334	(a)	Datadog, Inc	26,902,201

9,840	(a),(b)	Digimarc Corp	128,806

86,742	(a)	Digital Turbine, Inc	260,226

58,947	(a)	DigitalOcean Holdings, Inc	1,821,462

177,817	(a)	DocuSign, Inc	14,536,540

50,425		Dolby Laboratories, Inc (Class A)	3,872,136

20,233	(a)	Domo, Inc	150,331

129,394	(a)	DoubleVerify Holdings, Inc	1,715,764

231,906	(a)	Dropbox, Inc	6,620,916

261,777	(a),(b)	D-Wave Quantum, Inc	1,808,879

178,283	(a)	DXC Technology Co	2,766,952

257,333	(a)	Dynatrace, Inc	12,086,931

147,811	(a)	E2open Parent Holdings, Inc	291,188

16,495	(a)	eGain Corp	84,784

80,289	(a)	Elastic NV	6,920,912

See Notes to Financial Statements	41

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		SOFTWARE & SERVICES (continued)

48,388	(a)	EPAM Systems, Inc	$7,592,561

11,244	(a),(b)	EverCommerce, Inc	109,741

21,341	(a)	Fair Isaac Corp	42,461,761

136,530	(a)	Fastly, Inc	785,048

57,264	(a)	Five9, Inc	1,439,617

566,830	(a)	Fortinet, Inc	58,814,281

158,570	(a)	Freshworks, Inc	2,342,079

65,673	(a)	Gartner, Inc	27,653,587

488,178		Gen Digital, Inc	12,629,165

98,530	(a)	Gitlab, Inc	4,598,395

35,199	(a)	Globant S.A.	4,138,346

126,952	(a)	GoDaddy, Inc	23,908,870

32,650	(a)	Grid Dynamics Holdings, Inc	462,324

72,264	(a)	Guidewire Software, Inc	14,797,499

37,219		Hackett Group, Inc	950,573

45,029	(a)	HubSpot, Inc	27,535,234

67,082	(a),(b)	Hut 8 Corp	825,779

14,780	(a)	I3 Verticals, Inc	371,274

42,116	(a)	Informatica, Inc	793,044

40,197	(a)	Intapp, Inc	2,181,089

24,224		InterDigital, Inc	4,869,024

815,106		International Business Machines Corp	197,108,933

241,924		Intuit, Inc	151,800,052

51,838	(a)	Jamf Holding Corp	599,766

182,043	(a)	Kyndryl Holdings, Inc	5,901,834

48,520	(a)	LiveRamp Holdings, Inc	1,269,283

51,627	(a)	Manhattan Associates, Inc	9,158,114

343,869	(a),(b)	Marathon Digital Holdings, Inc	4,597,529

28,276	(a)	MeridianLink, Inc	478,147

6,589,375		Microsoft Corp	2,604,516,363

204,586	(a),(b)	MicroStrategy, Inc (Class A)	77,765,184

31,026	(a)	Mitek Systems, Inc	256,895

67,703	(a)	MongoDB, Inc	11,656,426

52,627	(a)	N-able, Inc	371,547

58,836	(a)	nCino OpCo, Inc	1,364,995

111,377	(a)	NCR Corp	954,501

66,024	(a)	NextNav, Inc	820,018

223,451	(a)	Nutanix, Inc	15,351,084

142,910	(a)	Okta, Inc	16,028,786

69,602	(a)	Olo, Inc	431,532

19,455	(a)	ON24, Inc	91,049

49,354		OneSpan, Inc	733,894

22,121	(a)	Ooma, Inc	270,540

1,420,622		Oracle Corp	199,909,928

34,330	(a),(b)	Pagaya Technologies Ltd	376,257

65,121	(a)	PagerDuty, Inc	1,010,027

1,818,875	(a)	Palantir Technologies, Inc	215,427,555

577,237	(a)	Palo Alto Networks, Inc	107,902,912

45,908		Pegasystems, Inc	4,227,209

97,471	(a),(b)	Procore Technologies, Inc	6,246,916

35,100		Progress Software Corp	2,104,596

29,988	(a)	PROS Holdings, Inc	512,195

100,282	(a)	PTC, Inc	15,540,702

47,344	(a)	Q2 Holdings, Inc	3,752,012

33,850	(a)	Qualys, Inc	4,255,284

45,920	(a)	Rapid7, Inc	1,084,630

10,928		Red Violet, Inc	426,848

38,512	(a)	Rimini Street, Inc	135,947

61,567	(a)	RingCentral, Inc	1,569,959

226,783	(a),(b)	Riot Platforms, Inc	1,641,909

95,312		Roper Industries, Inc	53,382,345

819,741		Salesforce, Inc	220,272,604

42	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		SOFTWARE & SERVICES (continued)

37,443		Sapiens International Corp NV	$1,025,564

27,043	(a)	SEMrush Holdings, Inc	278,002

217,032	(a)	SentinelOne, Inc	4,015,092

181,831	(a)	ServiceNow, Inc	173,650,423

274,737	(a)	Snowflake, Inc	43,817,804

316,929	(a),(b)	SoundHound AI, Inc	2,944,270

6,623	(a)	SoundThinking, Inc	102,789

69,477	(a)	Sprinklr, Inc	534,278

56,116	(a)	Sprout Social, Inc	1,173,386

35,737	(a)	SPS Commerce, Inc	5,128,617

135,980	(a)	Synopsys, Inc	62,416,180

110,077	(a)	Tenable Holdings, Inc	3,365,054

85,041	(a)	Teradata Corp	1,828,382

190,744	(a),(b)	Terawulf, Inc	530,268

391,405	(a)	Trade Desk, Inc	20,991,050

7,399	(a),(b)	Tucows, Inc	120,308

137,857	(a)	Twilio, Inc	13,332,150

36,755	(a)	Tyler Technologies, Inc	19,968,992

350,023	(a)	UiPath, Inc	4,179,275

46,333	(a)	Unisys Corp	183,942

249,899	(a)	Unity Software, Inc	5,265,372

82,772	(a)	Varonis Systems, Inc	3,545,952

55,349	(a)	Verint Systems, Inc	976,356

73,038	(a)	VeriSign, Inc	20,605,481

41,020	(a)	Vertex, Inc	1,642,031

8,056	(a)	Viant Technology, Inc	115,281

47,115	(a)	Weave Communications, Inc	499,419

188,633	(a)	Workday, Inc	46,215,085

49,334	(a)	Workiva, Inc	3,713,370

30,478	(a)	Xperi, Inc	225,232

82,017	(a)	Yext, Inc	557,716

197,079	(a)	Zeta Global Holdings Corp	2,573,852

224,197	(a)	Zoom Video Communications, Inc	17,384,235

83,015	(a)	Zscaler, Inc	18,775,503

		TOTAL SOFTWARE & SERVICES	5,551,328,829

		TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%

63,108	(a),(b)	908 Devices, Inc	342,676

83,498	(a)	ADTRAN Holdings, Inc	639,595

28,385		Advanced Energy Industries, Inc	2,764,983

15,785	(a),(b)	Aeva Technologies, Inc	112,231

1,053,659		Amphenol Corp (Class A)	81,079,060

13,053,200	(c)	Apple, Inc	2,773,805,000

33,035	(a)	Applied Optoelectronics, Inc	422,518

912,184	(a)	Arista Networks, Inc	75,045,378

59,735	(a)	Arlo Technologies, Inc	587,195

53,673	(a)	Arrow Electronics, Inc	5,977,025

7,088	(a)	Aviat Networks, Inc	124,465

95,338		Avnet, Inc	4,479,933

29,424		Badger Meter, Inc	6,497,408

8,535		Bel Fuse, Inc (Class B)	561,347

32,324		Belden CDT, Inc	3,332,928

27,743		Benchmark Electronics, Inc	902,480

57,397	(a)	Calix, Inc	2,348,111

116,387		CDW Corp	18,687,097

116,615	(a)	Ciena Corp	7,831,863

3,543,259		Cisco Systems, Inc	204,552,342

7,427	(a)	Clearfield, Inc	212,932

151,819		Cognex Corp	4,144,659

105,999	(a)	Coherent Corp	6,817,856

286,524	(a)	CommScope Holding Co, Inc	1,071,600

697,170		Corning, Inc	30,940,405

19,293	(a)	Corsair Gaming, Inc	136,594

See Notes to Financial Statements	43

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)

15,693	(a)	CPI Card Group, Inc	$410,215

38,580		Crane NXT Co	1,810,174

23,784		CTS Corp	905,695

60,151	(a)	Daktronics, Inc	763,316

245,190		Dell Technologies, Inc	22,498,634

18,799	(a)	Diebold Nixdorf, Inc	833,360

23,627	(a)	Digi International, Inc	642,654

41,555	(a)	Eastman Kodak Co	261,381

19,554	(a)	ePlus, Inc	1,219,387

85,848	(a),(b)	Evolv Technologies Holdings, Inc	376,873

109,491	(a)	Extreme Networks, Inc	1,440,902

55,621	(a)	F5 Networks, Inc	14,725,104

32,071	(a)	Fabrinet	6,576,479

14,036	(a)	FARO Technologies, Inc	412,799

89,756	(a)	Harmonic, Inc	806,009

1,132,379		Hewlett Packard Enterprise Co	18,367,187

846,925		HP, Inc	21,655,872

25,842		Immersion Corp	186,838

19,721	(a)	Insight Enterprises, Inc	2,727,020

178,382	(a),(b)	IonQ, Inc	4,898,370

27,126	(a)	IPG Photonics Corp	1,624,576

45,689	(a)	Itron, Inc	5,084,729

94,781		Jabil Inc	13,891,103

278,626		Juniper Networks, Inc	10,119,696

160,924	(a)	Keysight Technologies, Inc	23,398,350

14,309	(a)	Kimball Electronics, Inc	205,191

61,140	(a)	Knowles Corp	962,344

86,567	(a),(b)	Lightwave Logic, Inc	77,053

22,984		Littelfuse, Inc	4,190,213

55,921	(a)	Lumentum Holdings, Inc	3,301,576

28,648		Methode Electronics, Inc	179,623

128,338	(a),(b)	MicroVision, Inc	145,022

165,626	(a)	Mirion Technologies, Inc	2,613,578

147,412		Motorola Solutions, Inc	64,918,771

28,037		Napco Security Technologies, Inc	640,645

178,329		NetApp, Inc	16,005,028

23,717	(a)	Netgear, Inc	572,054

52,942	(a)	Netscout Systems, Inc	1,112,841

31,027	(a)	nLight, Inc	239,218

28,759	(a)	Novanta, Inc	3,418,295

12,545	(a)	OSI Systems, Inc	2,568,463

36,044	(a)	Ouster, Inc	267,807

24,291	(a)	PAR Technology Corp	1,418,594

8,785		PC Connection, Inc	545,021

21,803	(a)	Plexus Corp	2,669,341

77,555	(a)	Powerfleet, Inc	390,877

272,991	(a)	Pure Storage, Inc	12,382,872

56,145	(a)	Ribbon Communications, Inc	180,225

15,589	(a)	Rogers Corp	963,556

89,997	(a)	SanDisk Corp	2,889,804

46,609	(a)	Sanmina Corp	3,579,105

19,158	(a)	Scansource, Inc	632,022

92,045	(a)	SmartRent, Inc	87,728

432,367	(a),(b)	Super Micro Computer, Inc	13,775,213

65,252		TD SYNNEX Corp	7,229,922

40,888	(a)	Teledyne Technologies, Inc	19,055,035

224,295	(a)	Trimble Inc	13,937,691

74,357	(a)	TTM Technologies, Inc	1,488,627

10,648	(a)	Turtle Beach Corp	122,984

5,384		Ubiquiti, Inc	1,757,607

114,475	(a)	Viasat, Inc	1,061,183

187,869	(a)	Viavi Solutions, Inc	1,987,654

44	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)

109,481		Vishay Intertechnology, Inc	$1,422,158

9,120	(a)	Vishay Precision Group, Inc	227,453

125,877		Vontier Corp	4,004,147

300,647	(a)	Western Digital Corp	13,186,377

99,358		Xerox Holdings Corp	438,169

44,239	(a)	Zebra Technologies Corp (Class A)	11,073,906

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,606,979,397

		TELECOMMUNICATION SERVICES - 1.0%

8,133	(a)	Anterix, Inc	242,770

148,731	(a),(b)	AST SpaceMobile, Inc	3,452,047

6,341,892		AT&T, Inc	175,670,408

5,649		ATN International, Inc	99,931

32,094	(a)	Bandwidth, Inc	398,607

49,425		Cogent Communications Group, Inc	2,686,249

224,654	(a)	Frontier Communications Parent, Inc	8,143,708

79,189	(a),(d)	GCI Liberty, Inc	792

34,809	(a)	Globalstar, Inc	669,029

43,200	(a),(b)	Gogo, Inc	327,024

14,644		IDT Corp	735,861

117,764		Iridium Communications, Inc	2,841,645

107,737	(a)	Liberty Global Ltd	1,179,720

114,238	(a)	Liberty Global Ltd	1,295,459

26,275	(a)	Liberty Latin America Ltd (Class A)	142,411

114,989	(a)	Liberty Latin America Ltd (Class C)	632,440

871,056	(a)	Lumen Technologies, Inc	3,083,538

37,330		Shenandoah Telecom Co	415,856

30,098		Spok Holdings, Inc	431,605

88,529		Telephone and Data Systems, Inc	3,318,952

413,626		T-Mobile US, Inc	102,144,941

3,724,123		Verizon Communications, Inc	164,084,859

		TOTAL TELECOMMUNICATION SERVICES	471,997,852

		TRANSPORTATION - 1.4%

114,348	(a)	Alaska Air Group, Inc	5,062,186

17,676		Allegiant Travel Co	829,535

7,165	(a),(b)	Amerco, Inc	439,859

554,601	(a)	American Airlines Group, Inc	5,518,280

19,290		ArcBest Corp	1,128,851

27,512	(a),(b)	Avis Budget Group, Inc	2,548,437

55,909	(a)	Blade Air Mobility, Inc	148,159

97,913		CH Robinson Worldwide, Inc	8,735,798

46,970		Costamare, Inc	438,230

29,780		Covenant Logistics Group, Inc	592,622

1,643,348		CSX Corp	46,128,778

571,445		Delta Air Lines, Inc	23,789,255

124,196		Expeditors International Washington, Inc	13,650,382

189,401		FedEx Corp	39,836,712

43,168	(a),(b)	Forward Air Corp	635,433

26,026	(a),(b)	Frontier Group Holdings, Inc	77,558

119,048		FTAI Infrastructure, Inc	514,287

22,919		Genco Shipping & Trading Ltd	297,030

94,540		Golden Ocean Group Ltd	729,849

109,335	(a)	GXO Logistics, Inc	3,962,300

62,367		Heartland Express, Inc	473,989

123,606	(a),(b)	Hertz Global Holdings, Inc	842,993

74,214		Hub Group, Inc (Class A)	2,344,420

70,991		JB Hunt Transport Services, Inc	9,270,005

302,364	(a)	JetBlue Airways Corp	1,318,307

524,752	(a),(b)	Joby Aviation, Inc	3,305,938

47,100	(a)	Kirby Corp	4,539,027

139,041		Knight-Swift Transportation Holdings, Inc	5,446,236

29,754		Landstar System, Inc	3,991,499

398,079	(a)	Lyft, Inc (Class A)	4,936,180

See Notes to Financial Statements	45

Portfolios of Investments April 30, 2025 (continued)

Equity Index

SHARES		DESCRIPTION	VALUE

		TRANSPORTATION (continued)

46,584		Marten Transport Ltd	$598,139

32,216		Matson, Inc	3,514,443

195,197		Norfolk Southern Corp	43,733,888

165,114		Old Dominion Freight Line	25,308,674

5,088	(a)	PAM Transportation Services, Inc	71,079

57,721		Pangaea Logistics Solutions Ltd	232,616

25,749	(a)	Radiant Logistics, Inc	150,632

149,088	(a)	RXO, Inc	2,100,650

44,008		Ryder System, Inc	6,058,581

34,465		Safe Bulkers, Inc	116,836

22,323	(a)	Saia, Inc	5,446,812

55,591		Schneider National, Inc	1,194,651

39,832	(a)	Skywest, Inc	3,551,819

521,047		Southwest Airlines Co	14,568,474

23,522	(a)	Sun Country Airlines Holdings, Inc	230,516

1,809,803	(a)	Uber Technologies, Inc	146,612,141

89,807		U-Haul Holding Co	4,921,424

544,270		Union Pacific Corp	117,377,268

279,728	(a)	United Airlines Holdings, Inc	19,250,881

638,477		United Parcel Service, Inc (Class B)	60,846,858

7,105		Universal Truckload Services, Inc	154,463

46,797		Werner Enterprises, Inc	1,154,014

108,604	(a)	XPO, Inc	11,525,056

		TOTAL TRANSPORTATION	660,252,050

		UTILITIES - 2.5%

630,762		AES Corp	6,307,620

69,047		Allete, Inc	4,521,888

232,775		Alliant Energy Corp	14,208,586

228,271		Ameren Corp	22,653,614

477,947		American Electric Power Co, Inc	51,780,778

38,997		American States Water Co	3,163,047

168,424		American Water Works Co, Inc	24,760,012

136,509		Atmos Energy Corp	21,927,441

78,484		Avista Corp	3,254,731

63,248		Black Hills Corp	3,851,803

103,955		Brookfield Infrastructure Corp	3,892,075

146,537	(b)	Brookfield Renewable Corp	4,170,443

97,088	(a),(b)	Cadiz, Inc	275,730

56,549		California Water Service Group	2,864,207

563,404		Centerpoint Energy, Inc	21,848,807

22,717		Chesapeake Utilities Corp	2,991,147

25,714		Clearway Energy, Inc (Class A)	703,278

90,403		Clearway Energy, Inc (Class C)	2,652,424

261,368		CMS Energy Corp	19,249,753

303,081		Consolidated Edison, Inc	34,172,383

17,051		Consolidated Water Co, Inc	396,265

281,139		Constellation Energy Corp	62,817,698

718,671		Dominion Energy, Inc	39,081,329

180,750		DTE Energy Co	24,762,750

685,789		Duke Energy Corp	83,679,974

326,308		Edison International	17,460,741

358,832		Entergy Corp	29,844,057

231,806		Essential Utilities, Inc	9,534,181

208,311		Evergy, Inc	14,394,290

294,143		Eversource Energy	17,495,626

878,798		Exelon Corp	41,215,626

469,514		FirstEnergy Corp	20,132,760

28,389		Genie Energy Ltd	419,306

5,833		Global Water Resources, Inc	60,838

237,487	(a)	Hawaiian Electric Industries, Inc	2,493,614

52,830		Idacorp, Inc	6,238,695

197,279		MDU Resources Group, Inc	3,381,362

46	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE

		UTILITIES (continued)

43,887		MGE Energy, Inc			$3,968,263

13,108		Middlesex Water Co			827,377

49,852	(a)	Montauk Renewables, Inc			104,689

87,996		National Fuel Gas Co			6,756,333

106,147		New Jersey Resources Corp			5,194,834

1,805,550		NextEra Energy, Inc			120,755,184

405,497		NiSource, Inc			15,858,988

43,547		Northwest Natural Holding Co			1,876,876

58,124		NorthWestern Corp			3,384,561

175,442		NRG Energy, Inc			19,224,934

193,006		OGE Energy Corp			8,758,612

41,420		ONE Gas, Inc			3,251,884

43,542		Ormat Technologies, Inc			3,161,149

34,114		Otter Tail Corp			2,707,969

1,913,553		PG&E Corp			31,611,896

99,417		Pinnacle West Capital Corp			9,462,510

84,693		PNM Resources, Inc			4,505,668

120,020		Portland General Electric Co			5,055,242

645,366		PPL Corp			23,555,859

439,363		Public Service Enterprise Group, Inc			35,118,285

16,040	(a)	Pure Cycle Corp			158,796

14,140	(b)	RGC Resources, Inc			296,516

560,717		Sempra Energy			41,644,452

40,646		SJW Corp			2,306,254

968,225		Southern Co			88,970,195

67,208		Southwest Gas Holdings Inc			4,853,090

53,812		Spire, Inc			4,118,770

210,533		UGI Corp			6,903,377

17,356		Unitil Corp			1,018,103

301,970		Vistra Corp			39,144,371

276,013		WEC Energy Group, Inc			30,228,944

504,372		Xcel Energy, Inc			35,659,100

20,767		York Water Co			730,998

		TOTAL UTILITIES			1,183,832,958

		TOTAL COMMON STOCKS (Cost $21,002,553,868)			47,315,741,514

SHARES		DESCRIPTION		EXPIRATION DATE	VALUE

		RIGHTS/WARRANTS - 0.0%

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%

50,751	(d)	AstraZeneca plc		02/20/29	15,733

27,694	(d)	Chinook Therapeutics, Inc		01/02/30	277

330,579	(b),(d)	Selecta Biosciences, Inc		03/20/24	59,504

4,598	(d)	Tobira Therapeutics, Inc			276

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			75,790

		TOTAL RIGHTS/WARRANTS (Cost $68,015)			75,790

		TOTAL LONG-TERM INVESTMENTS (Cost $21,002,621,883)			47,315,817,304

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%

108,540,926	(e)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(f)		108,540,926

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $108,540,926)			108,540,926

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.0%

		GOVERNMENT AGENCY DEBT - 0.4%

$12,500,000		Federal Agricultural Mortgage Corp Discount Notes	0.000	05/09/25	12,486,781

3,000,000		Federal Agricultural Mortgage Corp Discount Notes	0.000	07/15/25	2,973,780

See Notes to Financial Statements	47

Portfolios of Investments April 30, 2025 (continued)

Equity Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT AGENCY DEBT (continued)

$4,125,000		Federal Farm Credit Banks Funding Corp	5.125%	05/22/25	$4,126,506

12,500,000		Federal Home Loan Bank Discount Notes	0.000	05/12/25	12,482,375

50,000,000		Federal Home Loan Bank Discount Notes	0.000	05/14/25	49,917,750

5,000,000		Federal Home Loan Bank Discount Notes	0.000	05/23/25	4,986,487

25,000,000		Federal Home Loan Bank Discount Notes	0.000	05/28/25	24,917,750

11,000,000		Federal Home Loan Bank Discount Notes	0.000	05/30/25	10,961,225

8,000,000		Federal Home Loan Bank Discount Notes	0.000	06/04/25	7,967,489

10,000,000		Federal Home Loan Bank Discount Notes	0.000	06/06/25	9,957,039

10,000,000		Federal Home Loan Bank Discount Notes	0.000	06/16/25	9,945,428

8,335,000		Federal Home Loan Bank Discount Notes	0.000	06/20/25	8,285,643

30,000,000		Freddie Mac Discount Notes	0.000	05/19/25	29,933,025

		TOTAL GOVERNMENT AGENCY DEBT			188,941,278

		REPURCHASE AGREEMENT - 0.5%

200,000,000	(g)	Bank of New York Mellon Corp	4.360	05/01/25	200,000,000

17,771,000	(h)	Bank of New York Mellon Corp	4.370	05/01/25	17,771,000

		TOTAL REPURCHASE AGREEMENT			217,771,000

		TREASURY DEBT - 0.1%

12,500,000		United States Treasury Bill	0.000	05/06/25	12,492,701

3,074,000		United States Treasury Bill	0.000	05/20/25	3,067,129

20,000,000		United States Treasury Bill	0.000	05/22/25	19,950,501

10,000,000		United States Treasury Bill	0.000	06/03/25	9,961,330

8,000,000		United States Treasury Bill	0.000	06/24/25	7,949,300

		TOTAL TREASURY DEBT			53,420,961

		TOTAL SHORT-TERM INVESTMENTS (Cost $460,152,115)			460,133,239

		TOTAL INVESTMENTS - 100.4% (Cost $21,571,314,924)			47,884,491,469

		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(194,217,589)

		NET ASSETS - 100.0%			$47,690,273,880

REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $166,552,352.
(c)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Investments made with cash collateral received from securities on loan.
(f)	The rate shown is the one-day yield as of the end of the reporting period.
(g)

Agreement with Bank of New York Mellon Corp, 4.360% dated 4/30/25 to be repurchased at $200,024,222 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 10/16/25, valued at $204,000,000.

(h)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $18,073,074 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $18,126,491.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

S&P 500 E-Mini Index	1,192	06/20/25	$320,917,201	$332,985,200	$12,067,999

48	See Notes to Financial Statements

Portfolios of Investments April 30, 2025

Large Cap Growth Index

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 100.0%
		COMMON STOCKS - 99.4%
		AUTOMOBILES & COMPONENTS - 3.0%

1,530,582	(a)	Tesla, Inc	$431,869,017

		TOTAL AUTOMOBILES & COMPONENTS	431,869,017

		BANKS - 0.2%

1,797,246	(a)	NU Holdings Ltd	22,339,768

3,973		Popular, Inc	379,104

		TOTAL BANKS	22,718,872

		CAPITAL GOODS - 2.0%

55,183		3M Co	7,665,471

37,915		Aaon, Inc	3,460,502

13,548		Advanced Drainage Systems, Inc	1,537,563

8,058		Armstrong World Industries, Inc	1,168,571

39,969	(a)	Axon Enterprise, Inc	24,512,988

54,215	(a)	AZEK Co, Inc	2,686,895

67,798	(a)	Boeing Co	12,423,306

5,876	(a)	Builders FirstSource, Inc	702,946

12,410		BWX Technologies, Inc	1,354,179

3,456		Carlisle Cos, Inc	1,311,483

38,474		Caterpillar, Inc	11,898,854

20,146		Comfort Systems USA, Inc	8,009,042

68,671	(a)	Core & Main, Inc	3,617,588

9,879		EMCOR Group, Inc	3,958,515

266,400		Fastenal Co	21,570,408

7,736		Ferguson Enterprises, Inc	1,312,490

15,520	(a)	Generac Holdings, Inc	1,775,178

128,054		General Electric Co	25,808,003

25,366		HEICO Corp	6,360,778

43,586		HEICO Corp (Class A)	8,757,735

56,529		Honeywell International, Inc	11,899,354

13,300		Howmet Aerospace, Inc	1,843,114

60,544		Illinois Tool Works, Inc	14,525,111

17,169		Lennox International, Inc	9,387,151

8,283		Lincoln Electric Holdings, Inc	1,459,465

16,551	(a)	Loar Holdings, Inc	1,565,394

37,289		Lockheed Martin Corp	17,814,820

23,915		Quanta Services, Inc	6,999,681

5,673		Rockwell Automation, Inc	1,405,089

1,999		Simpson Manufacturing Co, Inc	307,226

10,134	(a)	SiteOne Landscape Supply, Inc	1,163,485

1,997	(a)	Spirit Aerosystems Holdings, Inc (Class A)	71,892

13,590	(a)	Standardaero, Inc	367,202

42,792		Trane Technologies plc	16,402,601

5,918		TransDigm Group, Inc	8,362,548

62,060	(a)	Trex Co, Inc	3,588,309

8,652		United Rentals, Inc	5,463,305

199,393		Vertiv Holdings Co	17,024,174

20,884		W.W. Grainger, Inc	21,391,690

22,703		WillScot Mobile Mini Holdings Corp	570,299

		TOTAL CAPITAL GOODS	291,504,405

		COMMERCIAL & PROFESSIONAL SERVICES - 1.8%

210,542		Automatic Data Processing, Inc	63,288,925

68,889		Booz Allen Hamilton Holding Corp	8,268,058

59,401		Broadridge Financial Solutions, Inc	14,398,802

6,171	(a)	Ceridian HCM Holding, Inc	357,116

180,653		Cintas Corp	38,240,627

448,554	(a)	Copart, Inc	27,375,251

13,285		Equifax, Inc	3,455,827

6,158		KBR, Inc	325,204

64,877		Paychex, Inc	9,544,704

See Notes to Financial Statements	49

Portfolios of Investments April 30, 2025 (continued)

Large Cap Growth Index

SHARES		DESCRIPTION	VALUE

		COMMERCIAL & PROFESSIONAL SERVICES (continued)

17,258		Paycom Software, Inc	$3,907,039

24,685	(a)	Paylocity Holding Corp	4,741,988

150,925		Rollins, Inc	8,622,345

33,715		Tetra Tech, Inc	1,051,571

5,951		TransUnion	493,695

59,503		Veralto Corp	5,706,338

77,646		Verisk Analytics, Inc	23,016,604

220,433		Waste Management, Inc	51,440,245

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	264,234,339

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.8%

4,949,430	(a)	Amazon.com, Inc	912,773,881

8,512	(a)	Autozone, Inc	32,027,251

34,322	(a)	Burlington Stores, Inc	7,723,823

3,051	(a)	Carmax, Inc	197,308

20,849	(a)	Carvana Co	5,094,453

642,148	(a)	Coupang, Inc	15,006,999

2,165		Dick’s Sporting Goods, Inc	406,457

40,820	(a)	Etsy, Inc	1,774,854

24,566	(a)	Five Below, Inc	1,864,314

20,613	(a)	Floor & Decor Holdings, Inc	1,472,593

436,316		Home Depot, Inc	157,287,555

9,342		Murphy USA, Inc	4,657,641

29,411	(a)	O’Reilly Automotive, Inc	41,622,447

20,653		Pool Corp	6,054,220

1,531	(a)	RH	281,750

40,894		Ross Stores, Inc	5,684,266

369,797		TJX Cos, Inc	47,585,478

298,136		Tractor Supply Co	15,091,644

22,294	(a)	Ulta Beauty, Inc	8,820,398

70,093	(a)	Valvoline, Inc	2,401,386

40,534		Williams-Sonoma, Inc	6,261,287

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	1,274,090,005

		CONSUMER DURABLES & APPAREL - 0.4%

5,758	(a)	Crocs, Inc	555,186

83,769	(a)	Deckers Outdoor Corp	9,284,118

65,569		Hasbro, Inc	4,058,721

64,149	(a)	Lululemon Athletica, Inc	17,369,625

403,677		Nike, Inc (Class B)	22,767,383

7,051	(a)	SharkNinja Global SPV Ltd	567,606

4,710	(a)	Skechers U.S.A., Inc (Class A)	226,174

90,256	(b)	Tempur Sealy International, Inc	5,511,031

1,003	(a)	TopBuild Corp	296,647

13,654	(a)	YETI Holdings, Inc	389,822

		TOTAL CONSUMER DURABLES & APPAREL	61,026,313

		CONSUMER SERVICES - 2.4%

235,937	(a)	Airbnb, Inc	28,765,439

17,131		Booking Holdings, Inc	87,355,766

5,741	(a)	Bright Horizons Family Solutions, Inc	720,036

40,588	(a)	Cava Group, Inc	3,751,549

753,010	(a)	Chipotle Mexican Grill, Inc (Class A)	38,042,065

13,047	(b)	Choice Hotels International, Inc	1,645,357

40,642		Churchill Downs, Inc	3,674,443

33,816		Darden Restaurants, Inc	6,784,842

6,528		Domino’s Pizza, Inc	3,201,135

170,059	(a)	DoorDash, Inc	32,802,681

251,147	(a)	DraftKings, Inc	8,360,684

20,018	(a)	Duolingo, Inc	7,796,611

23,235	(a)	Dutch Bros, Inc	1,388,059

68,063		Expedia Group, Inc	10,681,127

4,330	(a)	Grand Canyon Education, Inc	772,342

14,557		H&R Block, Inc	878,806

67,963		Hilton Worldwide Holdings, Inc	15,324,297

50	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER SERVICES (continued)

3,415		Hyatt Hotels Corp	$384,802

193,739		Las Vegas Sands Corp	7,104,409

48,547	(a)	Light & Wonder, Inc	4,144,943

25,006		McDonald’s Corp	7,993,168

252,714	(a)	Norwegian Cruise Line Holdings Ltd	4,051,005

25,784	(a)	Planet Fitness, Inc	2,438,909

44,265		Royal Caribbean Cruises Ltd	9,512,991

484,604		Starbucks Corp	38,792,550

38,715		Texas Roadhouse, Inc (Class A)	6,425,141

17,159		Vail Resorts, Inc	2,388,533

16,996		Wendy’s Co	212,450

15,558		Wingstop, Inc	4,105,601

2,339		Wyndham Hotels & Resorts, Inc	199,517

3,909		Wynn Resorts Ltd	313,932

60,664		Yum! Brands, Inc	9,126,292

		TOTAL CONSUMER SERVICES	349,139,482

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%

3,770		Casey’s General Stores, Inc	1,743,964

244,255		Costco Wholesale Corp	242,911,597

11,757	(a)	Performance Food Group Co	948,320

166,442		Sysco Corp	11,883,959

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	257,487,840

		ENERGY - 0.5%

53,051		Antero Midstream Corp	877,994

61,302		Cheniere Energy, Inc	14,167,505

16,619		Civitas Resources, Inc	452,868

19,657		EQT Corp	971,842

100,653		Hess Corp	12,989,270

4,805		Matador Resources Co	189,990

46,795	(b)	New Fortress Energy, Inc	254,097

71,960		Permian Resources Corp	849,128

121,855		Targa Resources Corp	20,825,019

10,174		Texas Pacific Land Corp	13,112,963

13,635		Viper Energy Partners LP	549,900

38,818		Weatherford International plc	1,607,065

		TOTAL ENERGY	66,847,641

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%

257,352		American Tower Corp	58,009,714

2,755		Equinix, Inc	2,371,366

89,449		Iron Mountain, Inc	8,020,892

15,533		Lamar Advertising Co	1,767,811

12,935		Public Storage, Inc	3,886,062

44,566		Simon Property Group, Inc	7,013,797

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	81,069,642

		FINANCIAL SERVICES - 6.5%

20,081		Ally Financial, Inc	655,845

114,775		American Express Co	30,577,208

48,415		Ameriprise Financial, Inc	22,804,433

215,609		Apollo Global Management, Inc	29,426,316

102,153		Ares Management Corp	15,581,397

397,649		Blackstone, Inc	52,374,350

126,312	(a)	Block, Inc	7,385,463

291,120		Blue Owl Capital, Inc	5,394,454

89,108		Charles Schwab Corp	7,253,391

93,411	(a)	Coinbase Global, Inc	18,952,158

37,275	(a)	Corpay, Inc	12,128,167

2,635	(a),(b)	Credit Acceptance Corp	1,284,352

174,371		Equitable Holdings, Inc	8,622,646

7,243		Factset Research Systems, Inc	3,130,569

100,793	(a)	Fiserv, Inc	18,603,364

44,792		Goldman Sachs Group, Inc	24,525,860

1,804		Houlihan Lokey, Inc	292,392

See Notes to Financial Statements	51

Portfolios of Investments April 30, 2025 (continued)

Large Cap Growth Index

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)

27,325		Jefferies Financial Group, Inc	$1,276,897

107,099		KKR & Co, Inc	12,238,203

55,112		Lazard, Inc	2,143,857

43,632		LPL Financial Holdings, Inc	13,953,077

449,358		Mastercard, Inc (Class A)	246,275,145

87,240		Moody’s Corp	39,530,189

36,867		Morgan Stanley	4,255,189

14,712		Morningstar, Inc	4,188,801

24,674		MSCI, Inc (Class A)	13,450,044

36,294	(a),(b)	Shift4 Payments, Inc	2,968,849

87,578	(a)	SoFi Technologies, Inc	1,095,601

251,501	(a)	Toast, Inc	8,948,406

9,118		TPG, Inc	423,531

24,667		Tradeweb Markets, Inc	3,411,446

68,515		UWM Holdings Corp	322,020

950,401		Visa, Inc (Class A)	328,363,545

42,653		Western Union Co	422,691

2,088	(a)	WEX, Inc	272,213

7,928		XP, Inc	127,641

		TOTAL FINANCIAL SERVICES	942,659,710

		FOOD, BEVERAGE & TOBACCO - 1.3%

993	(a)	Boston Beer Co, Inc (Class A)	244,079

97,737	(a)	Celsius Holdings, Inc	3,416,886

1,227,145		Coca-Cola Co	89,029,370

6,487	(a)	Freshpet, Inc	477,054

10,986		Hershey Co	1,836,749

24,847		Lamb Weston Holdings, Inc	1,312,170

312,377	(a)	Monster Beverage Corp	18,780,105

599,130		PepsiCo, Inc	81,230,045

1,287		Pilgrim’s Pride Corp	70,245

		TOTAL FOOD, BEVERAGE & TOBACCO	196,396,703

		HEALTH CARE EQUIPMENT & SERVICES - 2.2%

23,627	(a)	Align Technology, Inc	4,094,559

94,206		AmerisourceBergen Corp	27,571,270

81,197		Cardinal Health, Inc	11,472,324

814		Chemed Corp	473,349

13,630		Cigna Group	4,634,745

24,951	(a)	DaVita, Inc	3,531,814

215,472	(a)	DexCom, Inc	15,380,391

4,491	(a)	Doximity, Inc	255,448

61,443	(a)	Edwards Lifesciences Corp	4,638,332

19,629		Elevance Health, Inc	8,255,565

26,954		GE HealthCare Technologies, Inc	1,895,675

25,256		HCA, Inc	8,715,341

44,983	(a)	IDEXX Laboratories, Inc	19,461,895

16,482	(a)	Inspire Medical Systems, Inc	2,610,419

37,727	(a)	Insulet Corp	9,518,145

194,679	(a)	Intuitive Surgical, Inc	100,415,428

12,036	(a)	Masimo Corp	1,937,315

29,842		McKesson Corp	21,271,079

19,571	(a)	Molina Healthcare, Inc	6,399,913

20,224	(a)	Penumbra, Inc	5,922,396

21,322		Resmed, Inc	5,044,572

59,189		Stryker Corp	22,131,951

34,557		UnitedHealth Group, Inc	14,218,132

81,411	(a)	Veeva Systems, Inc	19,024,937

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	318,874,995

		HOUSEHOLD & PERSONAL PRODUCTS - 0.6%

66,830		Clorox Co	9,509,909

246,430		Colgate-Palmolive Co	22,718,382

28,464	(a)	elf Beauty, Inc	1,761,068

44,782		Estee Lauder Cos (Class A)	2,685,129

52	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		HOUSEHOLD & PERSONAL PRODUCTS (continued)

74,848		Kimberly-Clark Corp	$9,863,469

289,920		Procter & Gamble Co	47,132,294

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	93,670,251

		INSURANCE - 0.8%

22,050		Allstate Corp	4,374,500

56,173		Brown & Brown, Inc	6,212,734

2,896		Everest Re Group Ltd	1,039,172

9,339		Gallagher (Arthur J.) & Co	2,994,924

12,292		Kinsale Capital Group, Inc	5,350,216

1,639	(a)	Markel Corp	2,980,685

38,417		Marsh & McLennan Cos, Inc	8,661,881

271,622		Progressive Corp	76,526,782

2,628		RLI Corp	194,498

52,927		Ryan Specialty Holdings, Inc	3,467,248

		TOTAL INSURANCE	111,802,640

		MATERIALS - 0.6%

16,250		Avery Dennison Corp	2,780,538

13,183		Celanese Corp (Series A)	586,775

31,294		Chemours Co	387,420

82,340	(a)	Cleveland-Cliffs, Inc	678,482

13,883		Eagle Materials, Inc	3,142,972

119,361		Ecolab, Inc	30,010,936

24,187		Louisiana-Pacific Corp	2,087,580

1,847		Martin Marietta Materials, Inc	967,791

15,787		RPM International, Inc	1,685,262

4,227		Sealed Air Corp	116,496

117,880		Sherwin-Williams Co	41,602,210

49,673		Southern Copper Corp	4,446,727

18,370		Vulcan Materials Co	4,819,002

		TOTAL MATERIALS	93,312,191

		MEDIA & ENTERTAINMENT - 12.7%

2,561,265		Alphabet, Inc	412,081,926

3,102,347		Alphabet, Inc (Class A)	492,652,703

14,915	(a)	Liberty Broadband Corp	1,348,167

674	(a)	Liberty Broadband Corp (Class A)	60,020

4,443	(a)	Liberty Media Corp-Liberty Formula One (Class A)	357,884

37,525	(a)	Liberty Media Corp-Liberty Formula One (Class C)	3,327,342

88,537	(a)	Live Nation, Inc	11,726,726

800	(a)	Madison Square Garden Sports Corp	154,056

1,050,876		Meta Platforms, Inc	576,930,924

235,659	(a)	Netflix, Inc	266,700,003

5,728		Nexstar Media Group, Inc	857,252

331,535	(a)	Pinterest, Inc	8,394,466

288,278	(a)	ROBLOX Corp	19,329,040

7,275	(a)	Roku, Inc	496,009

80,943	(a)	Spotify Technology S.A.	49,697,383

5,815		TKO Group Holdings, Inc	947,322

24,224	(a)	Trump Media & Technology Group Corp	594,457

		TOTAL MEDIA & ENTERTAINMENT	1,845,655,680

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%

45,971	(a)	10X Genomics, Inc	380,180

421,699		AbbVie, Inc	82,273,475

63,471	(a)	Alnylam Pharmaceuticals, Inc	16,708,106

230,234		Amgen, Inc	66,979,675

62,684	(a)	Apellis Pharmaceuticals, Inc	1,204,160

35,761		Bruker BioSciences Corp	1,432,586

440,906		Eli Lilly & Co	396,352,449

40,589	(a)	Exact Sciences Corp	1,852,482

129,633	(a)	Exelixis, Inc	5,075,132

46,607	(a)	Fortrea Holdings, Inc	290,362

5,884	(a)	Incyte Corp	368,691

83,863	(a)	Ionis Pharmaceuticals, Inc	2,575,433

See Notes to Financial Statements	53

Portfolios of Investments April 30, 2025 (continued)

Large Cap Growth Index

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

10,959	(a)	IQVIA Holdings, Inc	$1,699,412

13,670	(a)	Medpace Holdings, Inc	4,215,691

1,397,066		Merck & Co, Inc	119,030,023

63,799	(a)	Natera, Inc	9,629,183

53,655	(a)	Neurocrine Biosciences, Inc	5,778,107

4,724		Regeneron Pharmaceuticals, Inc	2,828,542

4,286	(a)	Repligen Corp	591,425

49,142	(a)	Sarepta Therapeutics, Inc	3,066,461

49,013	(a)	Ultragenyx Pharmaceutical, Inc	1,910,527

71,274	(a)	Vertex Pharmaceuticals, Inc	36,314,103

56,184	(a),(b)	Viking Therapeutics, Inc	1,622,032

19,343	(a)	Waters Corp	6,726,141

23,648		West Pharmaceutical Services, Inc	4,996,586

205,252		Zoetis, Inc	32,101,413

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	806,002,377

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%

7,879	(a)	Jones Lang LaSalle, Inc	1,791,763

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	1,791,763

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.9%

585,350	(a)	Advanced Micro Devices, Inc	56,983,822

412,723		Applied Materials, Inc	62,201,483

2,894	(a)	Astera Labs, Inc	189,007

2,460,787		Broadcom, Inc	473,627,674

72,175	(a)	Enphase Energy, Inc	3,218,283

81,413		Entegris, Inc	6,441,397

73,016		KLA Corp	51,307,613

709,490		Lam Research Corp	50,849,148

60,275	(a)	Lattice Semiconductor Corp	2,949,256

36,894		Marvell Technology, Inc	2,153,503

2,122		MKS Instruments, Inc	148,837

25,652		Monolithic Power Systems, Inc	15,214,201

12,242,793		Nvidia Corp	1,333,485,014

6,771	(a)	Onto Innovation, Inc	825,859

577,182		QUALCOMM, Inc	85,688,440

79,400		Teradyne, Inc	5,892,274

61,824		Texas Instruments, Inc	9,894,931

12,648		Universal Display Corp	1,588,968

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,162,659,710

		SOFTWARE & SERVICES - 19.4%

239,792	(a)	Adobe, Inc	89,917,204

11,816	(a)	Appfolio, Inc	2,440,240

143,485	(a)	AppLovin Corp	38,641,945

89,315	(a)	Atlassian Corp Ltd	20,391,508

118,866	(a)	Autodesk, Inc	32,599,000

75,387		Bentley Systems, Inc	3,240,887

13,718	(a)	BILL Holdings, Inc	625,129

150,182	(a)	Cadence Design Systems, Inc	44,715,189

168,431	(a)	Cloudflare, Inc	20,343,096

130,039	(a)	Confluent, Inc	3,096,229

126,752	(a)	Crowdstrike Holdings, Inc	54,360,130

167,824	(a)	Datadog, Inc	17,144,900

112,125	(a)	DocuSign, Inc	9,166,219

43,964	(a)	DoubleVerify Holdings, Inc	582,963

40,799	(a)	Dropbox, Inc	1,164,811

169,135	(a)	Dynatrace, Inc	7,944,271

46,442	(a)	Elastic NV	4,003,300

1,883	(a)	EPAM Systems, Inc	295,462

10,954	(a)	Fair Isaac Corp	21,794,955

33,972	(a)	Five9, Inc	854,056

283,829	(a)	Fortinet, Inc	29,450,097

41,613	(a)	Gartner, Inc	17,522,402

72,407	(a)	Gitlab, Inc	3,379,235

54	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		SOFTWARE & SERVICES (continued)

17,013	(a)	Globant S.A.	$2,000,218

78,464	(a)	GoDaddy, Inc	14,777,125

20,034	(a)	Guidewire Software, Inc	4,102,362

27,320	(a)	HubSpot, Inc	16,706,180

150,447		Intuit, Inc	94,400,979

34,286	(a)	Manhattan Associates, Inc	6,081,994

3,887,422		Microsoft Corp	1,536,542,420

8,037	(a),(b)	MicroStrategy, Inc (Class A)	3,054,944

39,155	(a)	MongoDB, Inc	6,741,316

27,478	(a)	nCino OpCo, Inc	637,490

35,053	(a)	Nutanix, Inc	2,408,141

40,902	(a)	Okta, Inc	4,587,568

880,466		Oracle Corp	123,899,176

1,133,721	(a)	Palantir Technologies, Inc	134,277,915

356,447	(a)	Palo Alto Networks, Inc	66,630,638

22,544		Pegasystems, Inc	2,075,852

56,639	(a),(b)	Procore Technologies, Inc	3,629,993

38,662	(a)	PTC, Inc	5,991,450

43,129	(a)	RingCentral, Inc	1,099,789

431,776		Salesforce, Inc	116,022,529

29,772	(a)	SentinelOne, Inc	550,782

113,117	(a)	ServiceNow, Inc	108,027,866

170,616	(a)	Snowflake, Inc	27,211,546

85,025	(a)	Synopsys, Inc	39,027,325

49,348	(a)	Teradata Corp	1,060,982

251,622	(a)	Trade Desk, Inc	13,494,488

16,286	(a)	Twilio, Inc	1,575,019

20,164	(a)	Tyler Technologies, Inc	10,955,101

216,290	(a)	UiPath, Inc	2,582,503

67,494	(a)	Unity Software, Inc	1,422,099

2,455	(a)	VeriSign, Inc	692,605

116,670	(a)	Workday, Inc	28,584,150

51,536	(a)	Zscaler, Inc	11,655,897

		TOTAL SOFTWARE & SERVICES	2,816,181,670

		TECHNOLOGY HARDWARE & EQUIPMENT - 12.1%

380,135		Amphenol Corp (Class A)	29,251,388

7,687,697		Apple, Inc	1,633,635,613

567,763	(a)	Arista Networks, Inc	46,709,862

36,361		CDW Corp	5,838,122

4,992		Cognex Corp	136,282

25,423		Dell Technologies, Inc	2,332,814

127,355		HP, Inc	3,256,467

5,182		Jabil Inc	759,474

43,201		Motorola Solutions, Inc	19,025,288

49,664		NetApp, Inc	4,457,344

146,652	(a)	Pure Storage, Inc	6,652,135

266,964	(a),(b)	Super Micro Computer, Inc	8,505,473

823		Ubiquiti, Inc	268,668

5,927	(a)	Zebra Technologies Corp (Class A)	1,483,647

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,762,312,577

		TELECOMMUNICATION SERVICES - 0.0%

5,866		Iridium Communications, Inc	141,547

		TOTAL TELECOMMUNICATION SERVICES	141,547

		TRANSPORTATION - 1.1%

6,839	(a),(b)	Amerco, Inc	419,846

25,356	(a)	American Airlines Group, Inc	252,292

3,857	(a),(b)	Avis Budget Group, Inc	357,274

10,153		Expeditors International Washington, Inc	1,115,916

133,805	(a)	Lyft, Inc (Class A)	1,659,182

106,871		Old Dominion Freight Line	16,381,187

8,320	(a)	Saia, Inc	2,030,080

1,119,607	(a)	Uber Technologies, Inc	90,699,363

See Notes to Financial Statements	55

Portfolios of Investments April 30, 2025 (continued)

Large Cap Growth Index

SHARES		DESCRIPTION			VALUE

		TRANSPORTATION (continued)

20,817		U-Haul Holding Co			$1,140,772

160,946		Union Pacific Corp			34,709,614

61,498	(a)	XPO, Inc			6,526,168

		TOTAL TRANSPORTATION			155,291,694

		UTILITIES - 0.2%

26,947		Constellation Energy Corp			6,021,038

47,055		NRG Energy, Inc			5,156,287

187,649		Vistra Corp			24,324,940

		TOTAL UTILITIES			35,502,265

		TOTAL COMMON STOCKS (Cost $4,962,343,483)			14,442,243,329

SHARES		DESCRIPTION			VALUE

		INVESTMENT COMPANIES - 0.6%

226,786		iShares Russell 1000 Growth ETF			83,182,837

		TOTAL INVESTMENT COMPANIES (Cost $75,538,674)			83,182,837

		TOTAL LONG-TERM INVESTMENTS (Cost $5,037,882,157)			14,525,426,166

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%

19,360,114	(c)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(d)		19,360,114

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $19,360,114)			19,360,114

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.1%
		REPURCHASE AGREEMENT - 0.1%

$8,372,000	(e)	Bank of New York Mellon Corp	4.370	05/01/25	8,372,000

		TOTAL REPURCHASE AGREEMENT			8,372,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,372,000)			8,372,000

		TOTAL INVESTMENTS - 100.2% (Cost $5,065,614,271)			14,553,158,280

		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(25,094,506)

		NET ASSETS - 100.0%			$14,528,063,774

ETF	Exchange Traded Fund

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,986,739.
(c)	Investments made with cash collateral received from securities on loan.
(d)	The rate shown is the one-day yield as of the end of the reporting period.
(e)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $8,528,800 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 11/15/27, valued at $8,539,456.

56	See Notes to Financial Statements

Portfolios of Investments April 30, 2025

Large Cap Value Index

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 100.0%

		COMMON STOCKS - 99.3%

		AUTOMOBILES & COMPONENTS - 0.6%

99,840	(a)	Aptiv plc	$5,696,870

88,181		BorgWarner, Inc	2,502,577

1,646,884		Ford Motor Co	16,485,309

417,062		General Motors Co	18,867,885

99,137		Gentex Corp	2,159,204

49,687		Harley-Davidson, Inc	1,113,982

24,196		Lear Corp	2,074,807

425,015	(a),(b)	Lucid Group, Inc	1,066,788

195,667	(a),(b)	QuantumScape Corp	765,058

348,750	(a),(b)	Rivian Automotive, Inc	4,763,925

21,797		Thor Industries, Inc	1,578,539

		TOTAL AUTOMOBILES & COMPONENTS	57,074,944

		BANKS - 7.2%

2,820,516		Bank of America Corp	112,482,178

42,319		Bank OZK	1,802,789

9,459		BOK Financial Corp	881,295

801,226		Citigroup, Inc	54,787,834

185,247		Citizens Financial Group, Inc	6,833,762

85,391		Columbia Banking System, Inc	1,914,466

54,698		Comerica, Inc	2,940,017

52,995		Commerce Bancshares, Inc	3,218,916

25,048		Cullen/Frost Bankers, Inc	2,917,341

59,130		East West Bancorp, Inc	5,058,572

285,287		Fifth Third Bancorp	10,253,215

4,794		First Citizens Bancshares, Inc (Class A)	8,529,197

57,279		First Hawaiian, Inc	1,309,398

217,642		First Horizon National Corp	3,934,967

145,212		FNB Corp	1,900,825

598,118		Huntington Bancshares, Inc	8,690,655

1,190,060		JPMorgan Chase & Co	291,112,477

396,693		Keycorp	5,886,924

69,956		M&T Bank Corp	11,875,731

30,893		Pinnacle Financial Partners, Inc	3,096,714

168,683		PNC Financial Services Group, Inc	27,105,671

27,420		Popular, Inc	2,616,416

40,699		Prosperity Bancshares, Inc	2,763,462

378,324		Regions Financial Corp	7,721,593

60,208		Synovus Financial Corp	2,608,211

25,692		TFS Financial Corp	332,968

567,602		Truist Financial Corp	21,761,861

662,358		US Bancorp	26,719,522

71,949		Webster Financial Corp	3,403,188

1,393,910		Wells Fargo & Co	98,981,549

45,396		Western Alliance Bancorp	3,164,555

28,140		Wintrust Financial Corp	3,128,324

60,256		Zions Bancorporation	2,709,712

		TOTAL BANKS	742,444,305

		CAPITAL GOODS - 11.2%

188,432		3M Co	26,175,089

49,798		A.O. Smith Corp	3,379,292

13,252		Acuity Brands, Inc	3,228,320

17,123		Advanced Drainage Systems, Inc	1,943,289

55,144		Aecom Technology Corp	5,439,956

25,839		AGCO Corp	2,191,922

48,556		Air Lease Corp	2,270,479

37,161		Allegion plc	5,172,811

36,786		Allison Transmission Holdings, Inc	3,393,141

97,234		Ametek, Inc	16,488,942

See Notes to Financial Statements	57

Portfolios of Investments April 30, 2025 (continued)

Large Cap Value Index

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

97,474	(a)	API Group Corp	$3,687,441

12,071		Armstrong World Industries, Inc	1,750,536

18,336	(a)	AZEK Co, Inc	908,732

264,853	(a)	Boeing Co	48,531,664

44,302	(a)	Builders FirstSource, Inc	5,299,848

31,104		BWX Technologies, Inc	3,394,069

16,027		Carlisle Cos, Inc	6,081,926

355,043		Carrier Global Corp	22,204,389

175,361		Caterpillar, Inc	54,233,896

374,165		CNH Industrial NV	4,329,089

31,238	(a)	Core & Main, Inc	1,645,618

20,960		Crane Co	3,374,141

57,996		Cummins, Inc	17,041,545

16,349		Curtiss-Wright Corp	5,638,607

105,516		Deere & Co	48,912,997

51,489		Donaldson Co, Inc	3,384,372

57,044		Dover Corp	9,734,559

167,048		Eaton Corp plc	49,173,920

11,284		EMCOR Group, Inc	4,521,499

242,630		Emerson Electric Co	25,502,839

23,579		Esab Corp	2,832,310

24,099	(a)	Everus Construction Group, Inc	969,744

38,526		Fastenal Co	3,119,450

78,721		Ferguson Enterprises, Inc	13,355,805

54,287		Flowserve Corp	2,455,401

146,777		Fortive Corp	10,228,889

53,454		Fortune Brands Innovations, Inc	2,876,894

100,645	(a)	Gates Industrial Corp plc	1,904,203

115,360		GE Vernova, Inc	42,777,795

12,869	(a)	Generac Holdings, Inc	1,471,956

115,870		General Dynamics Corp	31,530,544

357,840		General Electric Co	72,119,074

71,809		Graco, Inc	5,860,333

64,477	(a)	Hayward Holdings, Inc	859,478

33,600		Hexcel Corp	1,628,592

233,114		Honeywell International, Inc	49,070,497

161,381		Howmet Aerospace, Inc	22,364,179

22,122		Hubbell, Inc	8,034,268

16,926		Huntington Ingalls Industries, Inc	3,898,735

32,208		IDEX Corp	5,603,226

78,202		Illinois Tool Works, Inc	18,761,442

167,471		Ingersoll Rand, Inc	12,632,338

35,312		ITT, Inc	4,838,450

280,892		Johnson Controls International plc	23,566,839

79,905		L3Harris Technologies, Inc	17,580,698

17,055		Lincoln Electric Holdings, Inc	3,005,091

3,145	(a)	Loar Holdings, Inc	297,454

60,695		Lockheed Martin Corp	28,997,036

94,326		Masco Corp	5,717,099

26,853	(a)	Mastec, Inc	3,418,924

22,575	(a)	Middleby Corp	3,010,376

19,569		MSC Industrial Direct Co (Class A)	1,496,637

24,320		Nordson Corp	4,610,342

57,343		Northrop Grumman Corp	27,897,370

70,799		nVent Electric plc	3,887,573

27,022		Oshkosh Corp	2,263,363

169,606		Otis Worldwide Corp	16,327,970

36,971		Owens Corning, Inc	5,375,953

218,614		PACCAR, Inc	19,721,169

53,780		Parker-Hannifin Corp	32,540,127

67,440		Pentair plc	6,118,831

42,012		Quanta Services, Inc	12,296,492

58	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

11,999	(a)	RBC Bearings, Inc	$3,942,511

28,451		Regal-Beloit Corp	3,011,254

43,289		Rockwell Automation, Inc	10,721,820

563,085		RTX Corp	71,021,911

75,181		Sensata Technologies Holding plc	1,608,873

16,456		Simpson Manufacturing Co, Inc	2,529,123

11,582	(a)	SiteOne Landscape Supply, Inc	1,329,729

21,430		Snap-On, Inc	6,724,948

46,983	(a)	Spirit Aerosystems Holdings, Inc (Class A)	1,691,388

31,307	(a)	Standardaero, Inc	845,915

65,874		Stanley Black & Decker, Inc	3,953,757

77,223		Textron, Inc	5,434,183

28,301		Timken Co	1,818,339

40,737		Toro Co	2,781,522

63,255		Trane Technologies plc	24,246,274

18,435		TransDigm Group, Inc	26,049,945

20,838		United Rentals, Inc	13,158,155

9,031		Valmont Industries, Inc	2,648,070

2,444		W.W. Grainger, Inc	2,503,414

14,247		Watsco, Inc	6,551,340

17,134		WESCO International, Inc	2,792,157

71,763		Westinghouse Air Brake Technologies Corp	13,257,497

57,966		WillScot Mobile Mini Holdings Corp	1,456,106

25,420		Woodward Inc	4,768,029

100,634		Xylem, Inc	12,133,441

		TOTAL CAPITAL GOODS	1,153,337,576

		COMMERCIAL & PROFESSIONAL SERVICES - 1.3%

69,346	(a)	Amentum Holdings, Inc	1,513,130

12,611		Automatic Data Processing, Inc	3,790,867

4,301		Broadridge Financial Solutions, Inc	1,042,562

9,510	(a)	CACI International, Inc (Class A)	4,354,344

56,788	(a)	Ceridian HCM Holding, Inc	3,286,322

7,542		Cintas Corp	1,596,491

169,339	(a)	Clarivate plc	729,851

22,093	(a)	Clean Harbors, Inc	4,726,576

19,409		Concentrix Corp	991,024

25,428	(a)	Copart, Inc	1,551,871

134,984		Dun & Bradstreet Holdings, Inc	1,210,807

41,682		Equifax, Inc	10,842,739

15,072	(a)	FTI Consulting, Inc	2,506,172

75,101		Genpact Ltd	3,774,576

50,879		Jacobs Solutions, Inc	6,298,820

52,136		KBR, Inc	2,753,302

55,969		Leidos Holdings, Inc	8,237,517

21,463		Manpower, Inc	924,411

15,861		MSA Safety, Inc	2,496,839

19,607	(a)	Parsons Corp	1,310,924

86,112		Paychex, Inc	12,668,797

8,075		Paycom Software, Inc	1,828,099

78,135		RB Global, Inc	7,868,195

87,668		Republic Services, Inc	21,982,751

43,197		Robert Half International, Inc	1,913,627

21,644		Science Applications International Corp	2,619,573

87,684		SS&C Technologies Holdings, Inc	6,628,910

89,660		Tetra Tech, Inc	2,796,495

78,436		TransUnion	6,507,051

58,228		Veralto Corp	5,584,065

51,370		Vestis Corp	450,001

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	134,786,709

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%

28,565	(b)	Advance Auto Parts, Inc	934,647

11,047	(a)	Autonation, Inc	1,923,835

See Notes to Financial Statements	59

Portfolios of Investments April 30, 2025 (continued)

Large Cap Value Index

SHARES		DESCRIPTION	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)

565	(a)	Autozone, Inc	$2,125,869

85,166		Bath & Body Works, Inc	2,598,415

86,934		Best Buy Co, Inc	5,797,628

62,665	(a)	Carmax, Inc	4,052,545

29,622	(a)	Carvana Co	7,238,136

22,173		Dick’s Sporting Goods, Inc	4,162,759

1,317	(b)	Dillard’s, Inc (Class A)	456,551

203,686		eBay, Inc	13,883,238

17,347	(a)	Etsy, Inc	754,248

4,752	(a)	Five Below, Inc	360,629

28,571	(a)	Floor & Decor Holdings, Inc	2,041,112

167,225	(a)	GameStop Corp (Class A)	4,658,888

91,199		Gap, Inc	1,997,258

59,615		Genuine Parts Co	7,007,743

84,908		Home Depot, Inc	30,608,485

39,620		Kohl’s Corp	265,454

11,349		Lithia Motors, Inc (Class A)	3,322,533

105,251		LKQ Corp	4,021,641

239,130		Lowe’s Cos, Inc	53,459,903

109,796		Macy’s, Inc	1,253,870

40,214		Nordstrom, Inc	970,766

26,126	(a)	Ollie’s Bargain Outlet Holdings, Inc	2,772,230

1,959	(a)	O’Reilly Automotive, Inc	2,772,377

7,338		Penske Auto Group, Inc	1,142,306

6,019	(a)	RH	1,107,677

105,985		Ross Stores, Inc	14,731,915

195,692		TJX Cos, Inc	25,181,647

2,748	(a)	Ulta Beauty, Inc	1,087,219

43,903	(a),(b)	Wayfair, Inc	1,324,114

20,455		Williams-Sonoma, Inc	3,159,684

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	207,175,322

		CONSUMER DURABLES & APPAREL - 1.1%

25,233	(a)	Amer Sports, Inc	611,900

16,927	(a)	BK LC Lux Finco 2 Sarl	870,556

29,187		Brunswick Corp	1,344,061

51,513	(a)	Capri Holdings Ltd	774,755

10,475		Carter’s, Inc	346,199

15,726		Columbia Sportswear Co	977,685

20,673	(a)	Crocs, Inc	1,993,291

119,674		DR Horton, Inc	15,119,613

65,127	(a)	Garmin Ltd	12,170,282

7,510		Hasbro, Inc	464,869

56,930		Leggett & Platt, Inc	547,667

96,987		Lennar Corp (Class A)	10,533,758

6,915		Lennar Corp (Class B)	714,804

146,148	(a)	Mattel, Inc	2,322,292

22,141	(a)	Mohawk Industries, Inc	2,354,695

175,645		Newell Rubbermaid, Inc	839,583

192,174		Nike, Inc (Class B)	10,838,614

1,203	(a)	NVR, Inc	8,572,277

15,478		Polaris Industries, Inc	525,633

83,789		Pulte Homes, Inc	8,595,076

21,146		PVH Corp	1,458,651

16,764		Ralph Lauren Corp	3,771,062

22,750	(a)	SharkNinja Global SPV Ltd	1,831,375

52,891	(a)	Skechers U.S.A., Inc (Class A)	2,539,826

99,335		Tapestry, Inc	7,018,018

42,140		Toll Brothers, Inc	4,250,662

11,544	(a)	TopBuild Corp	3,414,253

82,356	(a)	Under Armour, Inc (Class A)	471,076

77,183	(a)	Under Armour, Inc (Class C)	419,875

149,445		VF Corp	1,775,407

60	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER DURABLES & APPAREL (continued)

22,677		Whirlpool Corp	$1,729,802

25,627	(a)	YETI Holdings, Inc	731,651

		TOTAL CONSUMER DURABLES & APPAREL	109,929,268

		CONSUMER SERVICES - 2.2%

160,063		ADT, Inc	1,283,705

112,105		Aramark	3,747,670

886		Booking Holdings, Inc	4,517,962

27,847		Boyd Gaming Corp	1,925,342

20,480	(a)	Bright Horizons Family Solutions, Inc	2,568,602

83,275	(a)	Caesars Entertainment, Inc	2,253,421

427,613	(a)	Carnival Corp	7,842,422

1,862		Choice Hotels International, Inc	234,817

22,655		Darden Restaurants, Inc	4,545,499

9,703		Domino’s Pizza, Inc	4,758,060

18,885	(a)	DoorDash, Inc	3,642,728

29,067	(a)	Dutch Bros, Inc	1,736,463

8,199	(a)	Grand Canyon Education, Inc	1,462,456

47,880		H&R Block, Inc	2,890,516

49,627		Hilton Worldwide Holdings, Inc	11,189,896

13,665		Hyatt Hotels Corp	1,539,772

95,658		Marriott International, Inc (Class A)	22,822,086

12,667		Marriott Vacations Worldwide Corp	694,278

285,636		McDonald’s Corp	91,303,547

95,096	(a)	MGM Resorts International	2,991,720

59,445	(a)	Penn National Gaming, Inc	904,753

17,047	(a)	Planet Fitness, Inc	1,612,476

65,387		Royal Caribbean Cruises Ltd	14,052,320

61,137		Service Corp International	4,884,846

106,030		Starbucks Corp	8,487,701

29,054		Travel & Leisure Co	1,276,342

2,604		Vail Resorts, Inc	362,477

37,558		Wendy’s Co	469,475

30,696		Wyndham Hotels & Resorts, Inc	2,618,369

40,105		Wynn Resorts Ltd	3,220,833

73,979		Yum! Brands, Inc	11,129,401

		TOTAL CONSUMER SERVICES	222,969,955

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%

175,251		Albertsons Cos, Inc	3,852,017

56,606	(a)	BJ’s Wholesale Club Holdings, Inc	6,654,601

13,119		Casey’s General Stores, Inc	6,068,718

94,066		Dollar General Corp	8,813,044

83,344	(a)	Dollar Tree, Inc	6,815,039

44,769	(a)	Grocery Outlet Holding Corp	751,672

283,338		Kroger Co	20,459,837

67,116	(a)	Maplebear, Inc	2,677,257

56,131	(a)	Performance Food Group Co	4,527,526

76,789		Sysco Corp	5,482,735

196,725		Target Corp	19,023,307

91,726	(a)	US Foods Holding Corp	6,022,729

306,878		Walgreens Boots Alliance, Inc	3,366,452

1,838,534		Walmart, Inc	178,797,432

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	273,312,366

		ENERGY - 6.3%

87,959		Antero Midstream Corp	1,455,721

122,161	(a)	Antero Resources Corp	4,254,868

135,382		APA Corp	2,103,836

428,654		Baker Hughes Co	15,174,352

304,600		Cabot Oil & Gas Corp	7,480,976

46,476		Cheniere Energy, Inc	10,741,068

97,663		Chesapeake Energy Corp	10,147,186

693,259		Chevron Corp	94,324,820

26,483		Chord Energy Corp	2,389,561

See Notes to Financial Statements	61

Portfolios of Investments April 30, 2025 (continued)

Large Cap Value Index

SHARES		DESCRIPTION	VALUE

		ENERGY (continued)

34,159		Civitas Resources, Inc	$930,833

547,719		ConocoPhillips	48,812,717

267,234		Devon Energy Corp	8,126,586

80,028		Diamondback Energy, Inc	10,564,496

42,492		DT Midstream, Inc	4,130,222

238,504		EOG Resources, Inc	26,314,146

236,453		EQT Corp	11,690,236

1,862,652		Exxon Mobil Corp	196,751,931

377,919		Halliburton Co	7,490,355

42,112		Hess Corp	5,434,554

68,548		HF Sinclair Corp	2,061,238

820,362		Kinder Morgan, Inc	21,575,521

135,517		Marathon Petroleum Corp	18,621,391

46,549		Matador Resources Co	1,840,547

65,307	(b)	New Fortress Energy, Inc	354,617

163,566		NOV, Inc	1,899,001

285,866		Occidental Petroleum Corp	11,265,979

261,967		ONEOK, Inc	21,523,209

107,046		Ovintiv, Inc	3,594,605

212,370		Permian Resources Corp	2,505,966

171,805		Phillips 66	17,878,028

99,707		Range Resources Corp	3,383,059

589,721		Schlumberger Ltd	19,608,223

183,760		TechnipFMC plc	5,176,519

131,651		Valero Energy Corp	15,283,365

34,334		Viper Energy Partners LP	1,384,690

516,643		Williams Cos, Inc	30,259,781

		TOTAL ENERGY	646,534,203

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.3%

45,764		Agree Realty Corp	3,551,744

74,250		Alexandria Real Estate Equities, Inc	5,395,005

144,708		American Homes 4 Rent	5,410,632

114,408		Americold Realty Trust, Inc	2,212,651

60,397		AvalonBay Communities, Inc	12,682,162

67,310		Boston Properties, Inc	4,289,666

127,090		Brixmor Property Group, Inc	3,165,812

44,349		Camden Property Trust	5,046,916

68,447		Cousins Properties, Inc	1,885,030

182,956		Crown Castle, Inc	19,349,427

95,896		CubeSmart	3,900,090

140,781		Digital Realty Trust, Inc	22,600,982

21,182		EastGroup Properties, Inc	3,461,562

34,239		EPR Properties	1,694,488

38,780		Equinix, Inc	33,379,885

78,980		Equity Lifestyle Properties, Inc	5,116,324

160,773		Equity Residential	11,295,911

27,363		Essex Property Trust, Inc	7,638,381

87,300		Extra Space Storage, Inc	12,791,196

34,410		Federal Realty Investment Trust	3,235,228

54,548		First Industrial Realty Trust, Inc	2,595,394

111,108		Gaming and Leisure Properties, Inc	5,317,629

150,203		Healthcare Realty Trust, Inc	2,332,653

287,601		Healthpeak Properties, Inc	5,130,802

44,565		Highwoods Properties, Inc	1,267,429

299,184		Host Hotels & Resorts Inc	4,224,478

253,874		Invitation Homes, Inc	8,679,952

53,542		Iron Mountain, Inc	4,801,111

54,085		Kilroy Realty Corp	1,704,218

268,274		Kimco Realty Corp	5,360,115

27,929		Lamar Advertising Co	3,178,599

26,722		Lineage, Inc	1,288,802

244,393		Medical Properties Trust, Inc	1,349,049

62	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

49,737		Mid-America Apartment Communities, Inc	$7,940,512

52,571		Millrose Properties, Inc	1,316,378

79,752		National Retail Properties, Inc	3,278,605

29,587		National Storage Affiliates Trust	1,100,636

114,715		Omega Healthcare Investors, Inc	4,479,621

78,286		Park Hotels & Resorts, Inc	778,163

389,329		Prologis, Inc	39,789,424

56,947		Public Storage, Inc	17,108,587

71,774		Rayonier, Inc	1,755,592

367,601		Realty Income Corp	21,269,394

74,253		Regency Centers Corp	5,359,582

88,515		Rexford Industrial Realty, Inc	2,929,846

45,007		SBA Communications Corp	10,954,704

101,382		Simon Property Group, Inc	15,955,499

76,423		STAG Industrial, Inc	2,524,252

52,866		Sun Communities, Inc	6,578,116

136,552		UDR, Inc	5,718,798

178,197		Ventas, Inc	12,488,046

445,128		VICI Properties, Inc	14,252,999

71,172		Vornado Realty Trust	2,510,948

260,889		Welltower, Inc	39,809,053

312,477		Weyerhaeuser Co	8,096,279

92,873		WP Carey, Inc	5,798,990

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	447,127,347

		FINANCIAL SERVICES - 11.7%

11,911		Affiliated Managers Group, Inc	1,972,819

109,300	(a)	Affirm Holdings, Inc	5,438,768

364,620		AGNC Investment Corp	3,219,594

101,639		Ally Financial, Inc	3,319,530

146,677		American Express Co	39,076,219

3,780		Ameriprise Financial, Inc	1,780,456

238,399		Annaly Capital Management, Inc	4,672,620

54,368		Apollo Global Management, Inc	7,420,145

306,978		Bank of New York Mellon Corp	24,684,101

775,340	(a)	Berkshire Hathaway, Inc	413,450,055

62,500		BlackRock, Inc	57,141,250

137,277	(a)	Block, Inc	8,026,586

160,634		Capital One Financial Corp	28,955,885

91,412		Carlyle Group, Inc	3,532,160

44,877		Cboe Global Markets, Inc	9,953,719

631,443		Charles Schwab Corp	51,399,460

152,163		CME Group, Inc	42,161,324

13,790	(a)	Coinbase Global, Inc	2,797,853

124,847		Corebridge Financial, Inc	3,699,217

565	(a),(b)	Credit Acceptance Corp	275,392

105,482		Discover Financial Services	19,268,397

18,519	(a)	Euronet Worldwide, Inc	1,835,233

15,151		Evercore Partners, Inc (Class A)	3,110,349

10,558		Factset Research Systems, Inc	4,563,379

227,986		Fidelity National Information Services, Inc	17,983,536

163,118	(a)	Fiserv, Inc	30,106,689

122,131		Franklin Resources, Inc	2,291,177

105,851		Global Payments, Inc	8,077,490

93,369		Goldman Sachs Group, Inc	51,124,196

19,420		Houlihan Lokey, Inc	3,147,594

44,520		Interactive Brokers Group, Inc (Class A)	7,650,762

240,537		Intercontinental Exchange, Inc	40,403,000

141,087		Invesco Ltd	1,965,342

29,288		Jack Henry & Associates, Inc	5,079,418

54,213		Janus Henderson Group plc	1,800,414

55,428		Jefferies Financial Group, Inc	2,590,150

200,918		KKR & Co, Inc	22,958,900

See Notes to Financial Statements	63

Portfolios of Investments April 30, 2025 (continued)

Large Cap Value Index

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)

3,003		Lazard, Inc	$116,817

15,739		MarketAxess Holdings, Inc	3,487,605

101,700		MGIC Investment Corp	2,533,347

456,978		Morgan Stanley	52,744,401

13,330		MSCI, Inc (Class A)	7,266,316

176,680		Nasdaq Stock Market, Inc	13,464,783

80,135		Northern Trust Corp	7,531,087

44,836		OneMain Holdings, Inc	2,110,430

427,282	(a)	PayPal Holdings, Inc	28,132,247

85,460		Raymond James Financial, Inc	11,711,438

224,156		Rithm Capital Corp	2,506,064

282,640	(a)	Robinhood Markets, Inc	13,880,450

59,833	(b)	Rocket Cos, Inc	772,444

132,508		S&P Global, Inc	66,260,625

43,228		SEI Investments Co	3,384,320

92,789		SLM Corp	2,682,530

371,835	(a)	SoFi Technologies, Inc	4,651,656

136,362		Starwood Property Trust, Inc	2,616,787

124,531		State Street Corp	10,971,181

41,536		Stifel Financial Corp	3,559,220

165,388		Synchrony Financial	8,591,907

91,516		T Rowe Price Group, Inc	8,103,742

25,011		TPG, Inc	1,161,761

30,101		Tradeweb Markets, Inc	4,162,968

3,810		UWM Holdings Corp	17,907

37,975		Virtu Financial, Inc	1,486,721

40,101		Voya Financial, Inc	2,373,979

119,404		Western Union Co	1,183,294

14,439	(a)	WEX, Inc	1,882,412

157,208		XP, Inc	2,531,049

		TOTAL FINANCIAL SERVICES	1,208,812,667

		FOOD, BEVERAGE & TOBACCO - 4.0%

717,692		Altria Group, Inc	42,451,482

200,270		Archer-Daniels-Midland Co	9,562,893

3,106	(a)	Boston Beer Co, Inc (Class A)	763,455

20,866		Brown-Forman Corp (Class A)	722,172

73,847		Brown-Forman Corp (Class B)	2,572,830

55,845		Bunge Global S.A.	4,396,118

81,726		Campbell Soup Co	2,979,730

702,213		Coca-Cola Co	50,945,553

2,723		Coca-Cola Consolidated Inc	3,691,871

204,256		ConAgra Brands, Inc	5,047,166

65,941		Constellation Brands, Inc (Class A)	12,366,575

64,472	(a)	Darling International, Inc	2,075,354

73,543		Flowers Foods, Inc	1,293,621

13,586	(a)	Freshpet, Inc	999,115

235,233		General Mills, Inc	13,347,120

52,468		Hershey Co	8,772,125

124,767		Hormel Foods Corp	3,730,533

28,002		Ingredion, Inc	3,719,226

44,232		J.M. Smucker Co	5,142,855

111,537		Kellogg Co	9,231,918

503,925		Keurig Dr Pepper, Inc	17,430,766

377,621		Kraft Heinz Co	10,988,771

41,874		Lamb Weston Holdings, Inc	2,211,366

107,658		McCormick & Co, Inc	8,253,062

69,959		Molson Coors Brewing Co (Class B)	4,024,741

566,624		Mondelez International, Inc	38,604,093

59,048	(a)	Monster Beverage Corp	3,549,966

121,966		PepsiCo, Inc	16,536,150

658,429		Philip Morris International, Inc	112,828,393

17,640		Pilgrim’s Pride Corp	962,791

64	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		FOOD, BEVERAGE & TOBACCO (continued)

20,620	(a)	Post Holdings, Inc	$2,333,565

35		Seaboard Corp	90,509

10,802		Smithfield Foods, Inc	239,912

120,296		Tyson Foods, Inc (Class A)	7,366,927

		TOTAL FOOD, BEVERAGE & TOBACCO	409,232,724

		HEALTH CARE EQUIPMENT & SERVICES - 7.2%

732,562		Abbott Laboratories	95,782,482

40,432	(a)	Acadia Healthcare Co, Inc	946,109

13,298	(a)	Align Technology, Inc	2,304,543

15,803	(a)	Amedisys, Inc	1,499,705

218,282		Baxter International, Inc	6,803,850

122,980		Becton Dickinson & Co	25,467,928

621,832	(a)	Boston Scientific Corp	63,967,858

42,047		Cardinal Health, Inc	5,940,821

215,210	(a)	Centene Corp	12,880,319

58,685	(a)	Certara, Inc	813,374

5,753		Chemed Corp	3,345,427

103,675		Cigna Group	35,253,647

80,251	(a)	Cooper Cos, Inc	6,554,099

535,339		CVS Health Corp	35,712,465

97,965		Dentsply Sirona, Inc	1,361,714

47,434	(a)	Doximity, Inc	2,698,046

198,741	(a)	Edwards Lifesciences Corp	15,002,958

82,857		Elevance Health, Inc	34,847,997

42,674		Encompass Health Corp	4,992,431

24,845	(a)	Enovis Corp	859,389

75,857	(a)	Envista Holdings Corp	1,219,781

173,174		GE HealthCare Technologies, Inc	12,179,327

47,985	(a)	Globus Medical, Inc	3,443,883

58,305		HCA, Inc	20,119,889

54,753	(a)	Henry Schein, Inc	3,557,302

94,520	(a)	Hologic, Inc	5,501,064

51,267		Humana, Inc	13,444,258

34,710		Labcorp Holdings, Inc	8,365,457

8,812	(a)	Masimo Corp	1,418,380

30,794		McKesson Corp	21,949,655

543,206		Medtronic plc	46,042,141

8,339	(a)	Molina Healthcare, Inc	2,726,936

40,542		Premier, Inc	825,030

45,730		Quest Diagnostics, Inc	8,150,001

23,974	(a)	QuidelOrtho Corp	666,237

43,929		Resmed, Inc	10,393,162

58,107	(a)	Solventum Corp	3,842,035

42,037		STERIS plc	9,447,395

107,703		Stryker Corp	40,272,306

20,186		Teleflex, Inc	2,766,491

39,100	(a)	Tenet Healthcare Corp	5,589,345

363,055		UnitedHealth Group, Inc	149,375,349

24,807		Universal Health Services, Inc (Class B)	4,392,575

84,379		Zimmer Biomet Holdings, Inc	8,695,256

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	741,418,417

		HOUSEHOLD & PERSONAL PRODUCTS - 1.9%

55,851	(a)	BellRing Brands, Inc	4,308,346

104,512		Church & Dwight Co, Inc	10,382,222

156,947		Colgate-Palmolive Co	14,468,944

173,464	(a)	Coty, Inc	875,993

63,153		Estee Lauder Cos (Class A)	3,786,654

805,664		Kenvue, Inc	19,013,670

82,356		Kimberly-Clark Corp	10,852,874

776,703		Procter & Gamble Co	126,268,607

16,160		Reynolds Consumer Products, Inc	371,680

See Notes to Financial Statements	65

Portfolios of Investments April 30, 2025 (continued)

Large Cap Value Index

SHARES		DESCRIPTION	VALUE

		HOUSEHOLD & PERSONAL PRODUCTS (continued)

10,684		Spectrum Brands Holdings, Inc	$674,160

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	191,003,150

		INSURANCE - 4.3%

234,373		Aflac, Inc	25,471,658

93,384		Allstate Corp	18,526,452

30,827		American Financial Group, Inc	3,904,548

263,015		American International Group, Inc	21,440,983

83,516		Aon plc	29,630,642

153,475		Arch Capital Group Ltd	13,917,113

20,767		Assurant, Inc	4,002,632

21,460		Assured Guaranty Ltd	1,882,686

32,073		Axis Capital Holdings Ltd	3,089,271

25,806	(a)	Brighthouse Financial, Inc	1,502,425

57,472		Brown & Brown, Inc	6,356,403

171,170		Chubb Ltd	48,968,314

65,625		Cincinnati Financial Corp	9,135,656

13,279		CNA Financial Corp	639,517

15,353		Everest Re Group Ltd	5,509,117

111,080		Fidelity National Financial, Inc	7,114,674

41,210		First American Financial Corp	2,505,980

96,195		Gallagher (Arthur J.) & Co	30,848,775

34,367		Globe Life, Inc	4,238,826

15,999		Hanover Insurance Group, Inc	2,657,434

123,995		Hartford Financial Services Group, Inc	15,210,467

26,911		Kemper Corp	1,590,978

78,725		Lincoln National Corp	2,508,966

77,381		Loews Corp	6,718,992

4,032	(a)	Markel Corp	7,332,595

179,992		Marsh & McLennan Cos, Inc	40,582,796

245,960		Metlife, Inc	18,538,005

98,681		Old Republic International Corp	3,710,406

13,700		Primerica, Inc	3,590,359

96,002		Principal Financial Group	7,118,548

39,133		Progressive Corp	11,025,331

151,150		Prudential Financial, Inc	15,524,616

28,065		Reinsurance Group of America, Inc (Class A)	5,256,855

21,024		RenaissanceRe Holdings Ltd	5,086,336

31,236		RLI Corp	2,311,776

95,322		Travelers Cos, Inc	25,177,400

75,831		Unum Group	5,889,035

122,937		W.R. Berkley Corp	8,813,354

960		White Mountains Insurance Group Ltd	1,696,752

42,815		Willis Towers Watson plc	13,178,457

		TOTAL INSURANCE	442,205,130

		MATERIALS - 4.2%

94,347		Air Products & Chemicals, Inc	25,576,528

50,259		Albemarle Corp	2,942,664

98,171		Alcoa Corp	2,408,135

51,954	(a)	Allegheny Technologies, Inc	2,825,259

976,396		Amcor plc	8,982,843

28,430		Aptargroup, Inc	4,263,079

23,104		Ashland, Inc	1,256,627

21,394		Avery Dennison Corp	3,660,727

91,513	(a)	Axalta Coating Systems Ltd	2,974,173

125,548		Ball Corp	6,520,963

34,807		Celanese Corp (Series A)	1,549,260

72,979		CF Industries Holdings, Inc	5,719,364

67,417		Chemours Co	834,622

172,404	(a)	Cleveland-Cliffs, Inc	1,420,609

289,041		Corteva, Inc	17,917,652

291,219		CRH plc	27,788,117

48,970		Crown Holdings, Inc	4,717,280

66	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		MATERIALS (continued)

301,719		Dow, Inc	$9,229,584

174,795		DuPont de Nemours, Inc	11,534,722

3,772		Eagle Materials, Inc	853,943

50,124		Eastman Chemical Co	3,859,548

14,017		Ecolab, Inc	3,524,294

95,916		Element Solutions, Inc	1,957,646

53,230		FMC Corp	2,231,402

606,815		Freeport-McMoRan, Inc (Class B)	21,863,544

118,928		Graphic Packaging Holding Co	3,010,068

78,504		Huntsman Corp	1,044,888

105,470		International Flavors & Fragrances, Inc	8,275,176

222,633		International Paper Co	10,169,875

203,474	(a)	Linde plc	92,220,521

9,077		Louisiana-Pacific Corp	783,436

111,591		LyondellBasell Industries NV	6,495,712

24,131		Martin Marietta Materials, Inc	12,644,161

137,123		Mosaic Co	4,168,539

51,360	(a),(b)	MP Materials Corp	1,256,266

2,868		NewMarket Corp	1,764,680

482,594		Newmont Goldcorp Corp	25,423,052

97,436		Nucor Corp	11,630,935

47,468		Olin Corp	1,026,258

38,089		Packaging Corp of America	7,069,699

99,426		PPG Industries, Inc	10,823,514

22,796		Reliance Steel & Aluminum Co	6,570,491

27,482		Royal Gold, Inc	5,021,236

42,169		RPM International, Inc	4,501,541

18,203		Scotts Miracle-Gro Co (Class A)	917,067

58,982		Sealed Air Corp	1,625,544

8,950		Sherwin-Williams Co	3,158,634

31,630		Silgan Holdings, Inc	1,633,690

217,992		Smurfit WestRock plc	9,160,024

38,660		Sonoco Products Co	1,585,060

61,105		Steel Dynamics, Inc	7,925,930

94,288		United States Steel Corp	4,121,329

41,021		Vulcan Materials Co	10,761,039

12,839		Westlake Chemical Corp	1,186,709

		TOTAL MATERIALS	432,387,659

		MEDIA & ENTERTAINMENT - 2.3%

16,350	(a)	Angi, Inc	187,371

39,546	(a)	Charter Communications, Inc	15,496,496

1,587,604		Comcast Corp (Class A)	54,296,057

112,238		Electronic Arts, Inc	16,284,611

94,070		Fox Corp (Class A)	4,683,745

54,213		Fox Corp (Class B)	2,506,809

31,137	(a)	IAC, Inc	1,087,927

161,475		Interpublic Group of Cos, Inc	4,056,252

35,709	(a)	Liberty Broadband Corp	3,227,736

4,845	(a)	Liberty Broadband Corp (Class A)	431,447

6,403	(a)	Liberty Media Corp-Liberty Formula One (Class A)	515,762

58,184	(a)	Liberty Media Corp-Liberty Formula One (Class C)	5,159,175

8,510	(a)	Liberty Media Corp-Liberty Live (Class A)	595,530

20,174	(a)	Liberty Media Corp-Liberty Live (Class C)	1,442,643

7,004	(a)	Madison Square Garden Sports Corp	1,348,760

103,170		Match Group, Inc	3,060,022

68,688		New York Times Co (Class A)	3,575,897

163,107		News Corp (Class A)	4,423,462

46,203		News Corp (Class B)	1,451,698

7,802		Nexstar Media Group, Inc	1,167,647

79,080		Omnicom Group, Inc	6,022,733

5,322		Paramount Global (Class A)	120,596

237,119	(b)	Paramount Global (Class B)	2,783,777

See Notes to Financial Statements	67

Portfolios of Investments April 30, 2025 (continued)

Large Cap Value Index

SHARES		DESCRIPTION	VALUE

		MEDIA & ENTERTAINMENT (continued)

30,151		Playtika Holding Corp	$158,896

45,462	(a)	Roku, Inc	3,099,599

91,116		Sirius XM Holdings, Inc	1,951,705

72,951	(a)	Take-Two Interactive Software, Inc	17,020,927

29,183		TKO Group Holdings, Inc	4,754,203

50,439	(a)	TripAdvisor, Inc	627,966

18,534	(a)	Trump Media & Technology Group Corp	454,824

769,044		Walt Disney Co	69,944,552

1,028,365	(a)	Warner Bros Discovery, Inc	8,915,925

132,541	(a)	ZoomInfo Technologies, Inc	1,134,551

		TOTAL MEDIA & ENTERTAINMENT	241,989,301

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%

14,721	(a)	10X Genomics, Inc	121,743

426,256		AbbVie, Inc	83,162,546

120,698		Agilent Technologies, Inc	12,987,105

6,063	(a)	Alnylam Pharmaceuticals, Inc	1,596,024

50,831		Amgen, Inc	14,787,755

290,720	(a)	Avantor, Inc	3,776,453

62,058	(a)	Biogen, Inc	7,513,983

80,607	(a)	BioMarin Pharmaceutical, Inc	5,133,860

8,274	(a)	Bio-Rad Laboratories, Inc (Class A)	2,019,518

66,575		Bio-Techne Corp	3,352,051

858,803		Bristol-Myers Squibb Co	43,111,911

19,333	(a)	Brooks Automation, Inc	509,231

16,447		Bruker BioSciences Corp	658,867

21,892	(a)	Charles River Laboratories International, Inc	2,596,829

273,330		Danaher Corp	54,482,869

210,477	(a)	Elanco Animal Health, Inc	1,995,322

47,245	(a)	Exact Sciences Corp	2,156,262

20,367	(a)	Exelixis, Inc	797,368

26,531	(a)	Fortrea Holdings, Inc	165,288

528,492		Gilead Sciences, Inc	56,305,538

14,568	(a),(b)	GRAIL, Inc	502,523

64,380	(a)	Illumina, Inc	4,995,888

60,509	(a)	Incyte Corp	3,791,494

9,564	(a)	Ionis Pharmaceuticals, Inc	293,710

67,884	(a)	IQVIA Holdings, Inc	10,526,772

23,473	(a)	Jazz Pharmaceuticals plc	2,745,402

1,021,852		Johnson & Johnson	159,725,686

8,670	(a)	Mettler-Toledo International, Inc	9,281,842

134,523	(a)	Moderna, Inc	3,839,286

102,173		Organon & Co	1,321,097

49,606		PerkinElmer, Inc	4,634,689

62,527		Perrigo Co plc	1,608,194

2,400,643		Pfizer, Inc	58,599,696

92,050		QIAGEN NV	3,935,137

40,163		Regeneron Pharmaceuticals, Inc	24,047,998

20,463	(a)	Repligen Corp	2,823,689

184,455	(a)	Roivant Sciences Ltd	2,143,367

168,539		Royalty Pharma plc	5,531,450

49,491	(a)	Sotera Health Co	569,146

161,715		Thermo Fisher Scientific, Inc	69,375,735

18,692	(a)	United Therapeutics Corp	5,665,358

54,939	(a)	Vertex Pharmaceuticals, Inc	27,991,420

515,416		Viatris, Inc	4,339,803

9,853	(a)	Waters Corp	3,426,184

12,229		West Pharmaceutical Services, Inc	2,583,865

32,446		Zoetis, Inc	5,074,554

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	716,604,508

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%

128,984	(a)	CBRE Group, Inc	15,759,265

173,992	(a)	CoStar Group, Inc	12,904,987

68	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)

10,441	(a)	Howard Hughes Holdings, Inc	$694,640

13,974	(a)	Jones Lang LaSalle, Inc	3,177,827

1,160	(a)	Seaport Entertainment Group, Inc	22,214

22,722	(a)	Zillow Group, Inc (Class A)	1,499,197

65,918	(a)	Zillow Group, Inc (Class C)	4,438,259

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	38,496,389

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%

232,161	(a)	Advanced Micro Devices, Inc	22,600,873

53,254	(a)	Allegro MicroSystems, Inc	1,015,554

48,317		Amkor Technology, Inc	843,132

208,709		Analog Devices, Inc	40,681,558

28,587		Applied Materials, Inc	4,308,347

44,186	(a)	Astera Labs, Inc	2,885,788

22,259	(a)	Cirrus Logic, Inc	2,137,754

45,396	(a)	First Solar, Inc	5,711,725

43,237	(a),(b)	GLOBALFOUNDRIES, Inc	1,516,322

1,837,933		Intel Corp	36,942,453

7,820	(a)	Lattice Semiconductor Corp	382,633

26,794	(a)	MACOM Technology Solutions Holdings, Inc	2,779,877

334,275		Marvell Technology, Inc	19,511,632

220,167		Microchip Technology, Inc	10,145,295

467,816		Micron Technology, Inc	35,998,441

26,826		MKS Instruments, Inc	1,881,576

178,118	(a)	ON Semiconductor Corp	7,071,285

15,595	(a)	Onto Innovation, Inc	1,902,122

40,638	(a)	Qorvo, Inc	2,912,525

29,608		QUALCOMM, Inc	4,395,604

68,150		Skyworks Solutions, Inc	4,380,682

5,839		Teradyne, Inc	433,312

338,789		Texas Instruments, Inc	54,223,179

9,916		Universal Display Corp	1,245,747

125,949	(a),(b)	Wolfspeed, Inc	447,119

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	266,354,535

		SOFTWARE & SERVICES - 3.5%

265,735		Accenture plc	79,494,625

60,613	(a)	Akamai Technologies, Inc	4,884,196

45,359		Amdocs Ltd	4,017,900

36,417	(a)	Ansys, Inc	11,721,904

32,965	(a)	BILL Holdings, Inc	1,502,215

192,252	(a)	CCC Intelligent Solutions Holdings, Inc	1,780,254

211,635		Cognizant Technology Solutions Corp (Class A)	15,569,987

27,215		Dolby Laboratories, Inc (Class A)	2,089,840

27,079	(a)	DoubleVerify Holdings, Inc	359,068

62,497	(a)	Dropbox, Inc	1,784,289

76,594	(a)	DXC Technology Co	1,188,739

21,037	(a)	EPAM Systems, Inc	3,300,916

1,586	(a)	Fair Isaac Corp	3,155,632

49,737	(a)	Fortinet, Inc	5,160,711

229,030		Gen Digital, Inc	5,925,006

4,470	(a)	Globant S.A.	525,538

19,333	(a)	Guidewire Software, Inc	3,958,818

31,175	(a)	Informatica, Inc	587,025

388,543		International Business Machines Corp	93,957,468

95,123	(a)	Kyndryl Holdings, Inc	3,083,888

91,962	(a),(b)	MicroStrategy, Inc (Class A)	34,955,676

13,476	(a)	nCino OpCo, Inc	312,643

74,528	(a)	Nutanix, Inc	5,120,074

39,184	(a)	Okta, Inc	4,394,877

19,943	(a)	PTC, Inc	3,090,567

45,365		Roper Industries, Inc	25,408,029

59,381		Salesforce, Inc	15,956,268

99,976	(a)	SentinelOne, Inc	1,849,556

See Notes to Financial Statements	69

Portfolios of Investments April 30, 2025 (continued)

Large Cap Value Index

SHARES		DESCRIPTION	VALUE

		SOFTWARE & SERVICES (continued)

52,184	(a)	Twilio, Inc	$5,046,715

2,726	(a)	Tyler Technologies, Inc	1,481,036

15,106	(a)	UiPath, Inc	180,366

74,241	(a)	Unity Software, Inc	1,564,258

33,106	(a)	VeriSign, Inc	9,339,865

110,449	(a)	Zoom Video Communications, Inc	8,564,215

		TOTAL SOFTWARE & SERVICES	361,312,164

		TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%

206,411		Amphenol Corp (Class A)	15,883,326

22,040	(a)	Arrow Electronics, Inc	2,454,374

36,057		Avnet, Inc	1,694,318

28,623		CDW Corp	4,595,709

62,079	(a)	Ciena Corp	4,169,226

1,690,459		Cisco Systems, Inc	97,590,198

69,691		Cognex Corp	1,902,564

56,973	(a)	Coherent Corp	3,664,503

322,083		Corning, Inc	14,294,044

21,764		Crane NXT Co	1,021,167

96,531		Dell Technologies, Inc	8,857,685

23,865	(a)	F5 Networks, Inc	6,318,020

560,775		Hewlett Packard Enterprise Co	9,095,771

291,544		HP, Inc	7,454,780

5,656	(b)	Ingram Micro Holding Corp	100,564

12,912	(a)	IPG Photonics Corp	773,300

41,295		Jabil Inc	6,052,195

137,332		Juniper Networks, Inc	4,987,898

72,854	(a)	Keysight Technologies, Inc	10,592,972

9,838		Littelfuse, Inc	1,793,566

29,430	(a)	Lumentum Holdings, Inc	1,737,547

36,330		Motorola Solutions, Inc	15,999,369

45,269		NetApp, Inc	4,062,893

15,909	(a)	Pure Storage, Inc	721,632

48,989	(a)	SanDisk Corp	1,573,037

31,236		TD SYNNEX Corp	3,460,949

19,404	(a)	Teledyne Technologies, Inc	9,042,846

104,216	(a)	Trimble Inc	6,475,982

1,001		Ubiquiti, Inc	326,776

66,186		Vontier Corp	2,105,377

146,968	(a)	Western Digital Corp	6,446,016

17,231	(a)	Zebra Technologies Corp (Class A)	4,313,264

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	259,561,868

		TELECOMMUNICATION SERVICES - 2.1%

3,040,044		AT&T, Inc	84,209,219

109,874	(a)	Frontier Communications Parent, Inc	3,982,933

43,240	(a),(c)	GCI Liberty, Inc	432

46,682		Iridium Communications, Inc	1,126,437

71,090	(a)	Liberty Global Ltd	778,435

73,738	(a)	Liberty Global Ltd	836,189

199,497		T-Mobile US, Inc	49,265,784

1,784,495		Verizon Communications, Inc	78,624,850

		TOTAL TELECOMMUNICATION SERVICES	218,824,279

		TRANSPORTATION - 1.8%

50,075	(a)	Alaska Air Group, Inc	2,216,820

3,876	(a),(b)	Amerco, Inc	237,948

259,541	(a)	American Airlines Group, Inc	2,582,433

5,980	(a),(b)	Avis Budget Group, Inc	553,927

49,132		CH Robinson Worldwide, Inc	4,383,557

806,851		CSX Corp	22,648,308

272,848		Delta Air Lines, Inc	11,358,662

50,723		Expeditors International Washington, Inc	5,574,965

93,625		FedEx Corp	19,692,146

47,442	(a)	GXO Logistics, Inc	1,719,298

70	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		TRANSPORTATION (continued)

33,661		JB Hunt Transport Services, Inc	$4,395,453

24,931	(a)	Kirby Corp	2,402,601

66,267		Knight-Swift Transportation Holdings, Inc	2,595,678

15,244		Landstar System, Inc	2,044,983

48,120	(a)	Lyft, Inc (Class A)	596,688

94,818		Norfolk Southern Corp	21,243,973

17,933		Ryder System, Inc	2,468,836

4,722	(a)	Saia, Inc	1,152,168

21,540		Schneider National, Inc	462,895

254,776		Southwest Airlines Co	7,123,537

23,814		U-Haul Holding Co	1,305,007

134,930		Union Pacific Corp	29,099,004

138,482	(a)	United Airlines Holdings, Inc	9,530,331

310,058		United Parcel Service, Inc (Class B)	29,548,527

		TOTAL TRANSPORTATION	184,937,745

		UTILITIES - 4.9%

303,952		AES Corp	3,039,520

109,345		Alliant Energy Corp	6,674,419

110,911		Ameren Corp	11,006,808

227,445		American Electric Power Co, Inc	24,641,391

81,273		American Water Works Co, Inc	11,947,944

65,824		Atmos Energy Corp	10,573,309

60,255	(b)	Brookfield Renewable Corp	1,714,857

271,542		Centerpoint Energy, Inc	10,530,399

14,977		Clearway Energy, Inc (Class A)	409,621

35,390		Clearway Energy, Inc (Class C)	1,038,343

126,886		CMS Energy Corp	9,345,154

148,145		Consolidated Edison, Inc	16,703,349

112,291		Constellation Energy Corp	25,090,301

352,969		Dominion Energy, Inc	19,194,454

88,124		DTE Energy Co	12,072,988

327,267		Duke Energy Corp	39,933,119

161,800		Edison International	8,657,918

178,859		Entergy Corp	14,875,703

108,037		Essential Utilities, Inc	4,443,562

94,728		Evergy, Inc	6,545,705

150,553		Eversource Energy	8,954,892

426,885		Exelon Corp	20,020,906

238,815		FirstEnergy Corp	10,240,387

22,598		Idacorp, Inc	2,668,598

87,047		MDU Resources Group, Inc	1,491,986

39,294		National Fuel Gas Co	3,016,993

870,678		NextEra Energy, Inc	58,230,945

194,261		NiSource, Inc	7,597,548

50,595		NRG Energy, Inc	5,544,200

84,316		OGE Energy Corp	3,826,260

926,143		PG&E Corp	15,299,882

48,400		Pinnacle West Capital Corp	4,606,712

316,173		PPL Corp	11,540,314

210,451		Public Service Enterprise Group, Inc	16,821,348

268,797		Sempra Energy	19,963,553

463,048		Southern Co	42,549,481

91,673		UGI Corp	3,005,958

135,291		WEC Energy Group, Inc	14,817,070

244,524		Xcel Energy, Inc	17,287,847

		TOTAL UTILITIES	505,923,744

		TOTAL COMMON STOCKS (Cost $6,926,276,589)	10,213,756,275

See Notes to Financial Statements	71

Portfolios of Investments April 30, 2025 (continued)

Large Cap Value Index

SHARES		DESCRIPTION			VALUE

		INVESTMENT COMPANIES - 0.7%

395,018		iShares Russell 1000 Value ETF			$71,999,931

		TOTAL INVESTMENT COMPANIES (Cost $70,186,602)			71,999,931

		TOTAL LONG-TERM INVESTMENTS (Cost $6,996,463,191)			10,285,756,206

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%

10,815,218	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(e)		10,815,218

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $10,815,218)			10,815,218

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.0%

		REPURCHASE AGREEMENT - 0.0%

$2,331,000	(f)	Bank of New York Mellon Corp	4.370	05/01/25	2,331,000

		TOTAL REPURCHASE AGREEMENT			2,331,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,331,000)			2,331,000

		TOTAL INVESTMENTS - 100.1% (Cost $7,009,609,409)			10,298,902,424

		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(8,870,493)

		NET ASSETS - 100.0%			$10,290,031,931

ETF	Exchange Traded Fund

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,896,980.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $2,374,658 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 11/15/27, valued at $2,377,623.

72	See Notes to Financial Statements

Portfolios of Investments April 30, 2025

S&P 500 Index

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 98.5%

		COMMON STOCKS - 98.5%

		AUTOMOBILES & COMPONENTS - 1.8%

51,264	(a)	Aptiv plc	$2,925,124

819,162		Ford Motor Co	8,199,811

212,882		General Motors Co	9,630,782

598,730	(a)	Tesla, Inc	168,937,657

		TOTAL AUTOMOBILES & COMPONENTS	189,693,374

		BANKS - 3.4%

1,416,913		Bank of America Corp	56,506,491

404,116		Citigroup, Inc	27,633,452

94,296		Citizens Financial Group, Inc	3,478,579

144,723		Fifth Third Bancorp	5,201,345

308,172		Huntington Bancshares, Inc	4,477,739

598,000		JPMorgan Chase & Co	146,282,760

213,467		Keycorp	3,167,850

36,567		M&T Bank Corp	6,207,614

84,583		PNC Financial Services Group, Inc	13,591,642

185,239		Regions Financial Corp	3,780,728

276,522		Truist Financial Corp	10,601,854

329,627		US Bancorp	13,297,153

707,027		Wells Fargo & Co	50,205,987

		TOTAL BANKS	344,433,194

		CAPITAL GOODS - 5.7%

116,090		3M Co	16,126,062

23,360		A.O. Smith Corp	1,585,210

16,934		Allegion plc	2,357,213

50,626		Ametek, Inc	8,585,157

15,707	(a)	Axon Enterprise, Inc	9,633,103

160,486	(a)	Boeing Co	29,407,455

23,120	(a)	Builders FirstSource, Inc	2,765,846

178,466		Carrier Global Corp	11,161,264

101,696		Caterpillar, Inc	31,451,522

28,926		Cummins, Inc	8,499,616

54,300		Deere & Co	25,171,308

30,438		Dover Corp	5,194,245

84,491		Eaton Corp plc	24,871,616

121,651		Emerson Electric Co	12,786,737

119,633		Fastenal Co	9,686,684

75,840		Fortive Corp	5,285,290

58,938		GE Vernova, Inc	21,855,389

13,527	(a)	Generac Holdings, Inc	1,547,218

54,294		General Dynamics Corp	14,774,483

229,710		General Electric Co	46,295,753

139,096		Honeywell International, Inc	29,279,708

87,969		Howmet Aerospace, Inc	12,190,744

11,150		Hubbell, Inc	4,049,457

8,707		Huntington Ingalls Industries, Inc	2,005,570

15,866		IDEX Corp	2,760,208

56,644		Illinois Tool Works, Inc	13,589,462

85,876		Ingersoll Rand, Inc	6,477,627

142,096		Johnson Controls International plc	11,921,854

40,431		L3Harris Technologies, Inc	8,895,629

6,992		Lennox International, Inc	3,822,876

45,085		Lockheed Martin Corp	21,539,359

45,515		Masco Corp	2,758,664

11,898		Nordson Corp	2,255,504

29,019		Northrop Grumman Corp	14,117,743

84,784		Otis Worldwide Corp	8,162,156

111,947		PACCAR, Inc	10,098,739

27,406		Parker-Hannifin Corp	16,582,274

See Notes to Financial Statements	73

Portfolios of Investments April 30, 2025 (continued)

S&P 500 Index

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

34,647		Pentair plc	$3,143,522

31,501		Quanta Services, Inc	9,220,028

24,315		Rockwell Automation, Inc	6,022,339

283,402		RTX Corp	35,745,494

11,605		Snap-On, Inc	3,641,765

32,675		Stanley Black & Decker, Inc	1,961,153

35,725		Textron, Inc	2,513,968

48,055		Trane Technologies plc	18,419,962

12,028		TransDigm Group, Inc	16,996,406

14,209		United Rentals, Inc	8,972,273

9,303		W.W. Grainger, Inc	9,529,156

36,827		Westinghouse Air Brake Technologies Corp	6,803,420

53,036		Xylem, Inc	6,394,550

		TOTAL CAPITAL GOODS	588,912,781

		COMMERCIAL & PROFESSIONAL SERVICES - 1.3%

86,660		Automatic Data Processing, Inc	26,049,996

25,269		Broadridge Financial Solutions, Inc	6,125,206

36,240	(a)	Ceridian HCM Holding, Inc	2,097,209

72,981		Cintas Corp	15,448,618

186,863	(a)	Copart, Inc	11,404,249

26,695		Equifax, Inc	6,944,170

26,100		Jacobs Solutions, Inc	3,231,180

28,220		Leidos Holdings, Inc	4,153,420

67,560		Paychex, Inc	9,939,427

11,027		Paycom Software, Inc	2,496,403

43,178		Republic Services, Inc	10,826,883

61,133		Rollins, Inc	3,492,528

53,644		Veralto Corp	5,144,460

29,333		Verisk Analytics, Inc	8,695,181

77,723		Waste Management, Inc	18,137,439

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	134,186,369

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.7%

2,018,040	(a)	Amazon.com, Inc	372,166,937

3,572	(a)	Autozone, Inc	13,440,007

42,748		Best Buy Co, Inc	2,850,864

32,319	(a)	Carmax, Inc	2,090,070

99,944		eBay, Inc	6,812,183

30,791		Genuine Parts Co	3,619,482

212,553		Home Depot, Inc	76,623,231

55,590		LKQ Corp	2,124,094

121,408		Lowe’s Cos, Inc	27,141,972

12,273	(a)	O’Reilly Automotive, Inc	17,368,750

8,403		Pool Corp	2,463,255

70,620		Ross Stores, Inc	9,816,180

239,964		TJX Cos, Inc	30,878,568

114,158		Tractor Supply Co	5,778,678

10,136	(a)	Ulta Beauty, Inc	4,010,207

26,334		Williams-Sonoma, Inc	4,067,813

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	581,252,291

		CONSUMER DURABLES & APPAREL - 0.6%

31,767	(a)	Deckers Outdoor Corp	3,520,737

61,566		DR Horton, Inc	7,778,248

32,790	(a)	Garmin Ltd	6,127,467

28,354		Hasbro, Inc	1,755,113

51,762		Lennar Corp (Class A)	5,621,871

23,783	(a)	Lululemon Athletica, Inc	6,439,723

10,889	(a)	Mohawk Industries, Inc	1,158,045

254,488		Nike, Inc (Class B)	14,353,123

674	(a)	NVR, Inc	4,802,756

43,450		Pulte Homes, Inc	4,457,101

8,795		Ralph Lauren Corp	1,978,435

74	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER DURABLES & APPAREL (continued)

44,274		Tapestry, Inc	$3,127,958

		TOTAL CONSUMER DURABLES & APPAREL	61,120,577

		CONSUMER SERVICES - 2.1%

91,763	(a)	Airbnb, Inc	11,187,745

7,105		Booking Holdings, Inc	36,230,384

47,100	(a)	Caesars Entertainment, Inc	1,274,526

219,121	(a)	Carnival Corp	4,018,679

284,969	(a)	Chipotle Mexican Grill, Inc (Class A)	14,396,634

24,608		Darden Restaurants, Inc	4,937,349

7,327		Domino’s Pizza, Inc	3,592,941

72,592	(a)	DoorDash, Inc	14,002,271

26,935		Expedia Group, Inc	4,226,909

51,760		Hilton Worldwide Holdings, Inc	11,670,845

73,031		Las Vegas Sands Corp	2,678,047

49,078		Marriott International, Inc (Class A)	11,709,029

153,161		McDonald’s Corp	48,957,914

40,853	(a)	MGM Resorts International	1,285,235

94,992	(a)	Norwegian Cruise Line Holdings Ltd	1,522,722

52,362		Royal Caribbean Cruises Ltd	11,253,117

241,872		Starbucks Corp	19,361,854

19,644		Wynn Resorts Ltd	1,577,610

60,343		Yum! Brands, Inc	9,078,001

		TOTAL CONSUMER SERVICES	212,961,812

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%

94,977		Costco Wholesale Corp	94,454,626

47,012		Dollar General Corp	4,404,554

44,677	(a)	Dollar Tree, Inc	3,653,238

141,642		Kroger Co	10,227,969

103,543		Sysco Corp	7,392,970

97,291		Target Corp	9,408,040

176,975		Walgreens Boots Alliance, Inc	1,941,416

928,176		Walmart, Inc	90,265,116

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	221,747,929

		ENERGY - 3.1%

81,074		APA Corp	1,259,890

214,979		Baker Hughes Co	7,610,257

153,262		Cabot Oil & Gas Corp	3,764,115

45,001		Chesapeake Energy Corp	4,675,604

357,586		Chevron Corp	48,653,151

273,243		ConocoPhillips	24,351,416

137,880		Devon Energy Corp	4,192,931

40,712		Diamondback Energy, Inc	5,374,391

119,500		EOG Resources, Inc	13,184,435

129,762		EQT Corp	6,415,433

933,548		Exxon Mobil Corp	98,610,675

188,970		Halliburton Co	3,745,386

58,372		Hess Corp	7,532,907

420,254		Kinder Morgan, Inc	11,052,680

67,709		Marathon Petroleum Corp	9,303,894

140,463		Occidental Petroleum Corp	5,535,647

133,771		ONEOK, Inc	10,990,625

88,401		Phillips 66	9,199,008

298,657		Schlumberger Ltd	9,930,345

45,920		Targa Resources Corp	7,847,728

4,097		Texas Pacific Land Corp	5,280,500

65,265		Valero Energy Corp	7,576,614

261,946		Williams Cos, Inc	15,342,177

		TOTAL ENERGY	321,429,809

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%

31,870		Alexandria Real Estate Equities, Inc	2,315,674

99,714		American Tower Corp	22,476,533

31,293		AvalonBay Communities, Inc	6,570,904

See Notes to Financial Statements	75

Portfolios of Investments April 30, 2025 (continued)

S&P 500 Index

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

33,580		Boston Properties, Inc	$2,140,053

23,880		Camden Property Trust	2,717,544

92,234		Crown Castle, Inc	9,754,668

67,160		Digital Realty Trust, Inc	10,781,866

20,890		Equinix, Inc	17,981,068

74,179		Equity Residential	5,211,817

13,612		Essex Property Trust, Inc	3,799,790

44,760		Extra Space Storage, Inc	6,558,235

13,968		Federal Realty Investment Trust	1,313,271

155,351		Healthpeak Properties, Inc	2,771,462

144,601		Host Hotels & Resorts Inc	2,041,766

117,651		Invitation Homes, Inc	4,022,488

62,705		Iron Mountain, Inc	5,622,757

141,377		Kimco Realty Corp	2,824,712

25,462		Mid-America Apartment Communities, Inc	4,065,008

197,536	(b)	Prologis, Inc	20,188,179

33,612		Public Storage, Inc	10,098,053

189,330		Realty Income Corp	10,954,634

35,869		Regency Centers Corp	2,589,024

22,473		SBA Communications Corp	5,469,928

64,696		Simon Property Group, Inc	10,181,857

64,922		UDR, Inc	2,718,933

93,596		Ventas, Inc	6,559,208

225,177		VICI Properties, Inc	7,210,168

130,281	(b)	Welltower, Inc	19,879,578

157,260		Weyerhaeuser Co	4,074,607

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	212,893,785

		FINANCIAL SERVICES - 8.6%

118,213		American Express Co	31,493,125

20,558		Ameriprise Financial, Inc	9,683,229

95,570		Apollo Global Management, Inc	13,043,394

155,535		Bank of New York Mellon Corp	12,506,569

392,173	(a)	Berkshire Hathaway, Inc	209,126,252

31,218		BlackRock, Inc	28,541,369

156,413		Blackstone, Inc	20,601,156

81,360		Capital One Financial Corp	14,665,954

22,662		Cboe Global Markets, Inc	5,026,432

363,354		Charles Schwab Corp	29,577,016

77,781		CME Group, Inc	21,551,559

14,828	(a)	Corpay, Inc	4,824,586

54,373		Discover Financial Services	9,932,316

7,911		Factset Research Systems, Inc	3,419,292

112,706		Fidelity National Information Services, Inc	8,890,249

121,043	(a)	Fiserv, Inc	22,340,907

62,771		Franklin Resources, Inc	1,177,584

53,999		Global Payments, Inc	4,120,664

66,316		Goldman Sachs Group, Inc	36,311,326

123,358		Intercontinental Exchange, Inc	20,720,443

84,434		Invesco Ltd	1,176,166

15,929		Jack Henry & Associates, Inc	2,762,566

144,307		KKR & Co, Inc	16,489,961

8,144		MarketAxess Holdings, Inc	1,804,629

174,098		Mastercard, Inc (Class A)	95,416,150

32,910		Moody’s Corp	14,912,179

261,856		Morgan Stanley	30,223,420

16,435		MSCI, Inc (Class A)	8,958,883

90,156		Nasdaq Stock Market, Inc	6,870,789

43,685		Northern Trust Corp	4,105,516

214,729	(a)	PayPal Holdings, Inc	14,137,757

38,673		Raymond James Financial, Inc	5,299,748

67,411		S&P Global, Inc	33,708,871

62,925		State Street Corp	5,543,692

76	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)

84,918		Synchrony Financial	$4,411,490

47,453		T Rowe Price Group, Inc	4,201,963

368,727		Visa, Inc (Class A)	127,395,179

		TOTAL FINANCIAL SERVICES	884,972,381

		FOOD, BEVERAGE & TOBACCO - 2.7%

367,036		Altria Group, Inc	21,710,180

102,322		Archer-Daniels-Midland Co	4,885,876

39,738		Brown-Forman Corp (Class B)	1,384,472

30,792		Bunge Global S.A.	2,423,946

45,648		Campbell Soup Co	1,664,326

828,288		Coca-Cola Co	60,092,295

109,413		ConAgra Brands, Inc	2,703,595

33,600		Constellation Brands, Inc (Class A)	6,301,344

113,443		General Mills, Inc	6,436,756

33,037		Hershey Co	5,523,456

62,819		Hormel Foods Corp	1,878,288

21,675		J.M. Smucker Co	2,520,152

57,427		Kellogg Co	4,753,233

251,687		Keurig Dr Pepper, Inc	8,705,853

178,561		Kraft Heinz Co	5,196,125

32,426		Lamb Weston Holdings, Inc	1,712,417

55,713		McCormick & Co, Inc	4,270,959

36,080		Molson Coors Brewing Co (Class B)	2,075,682

276,656		Mondelez International, Inc	18,848,573

148,960	(a)	Monster Beverage Corp	8,955,475

293,492		PepsiCo, Inc	39,791,645

332,286		Philip Morris International, Inc	56,940,529

62,765		Tyson Foods, Inc (Class A)	3,843,729

		TOTAL FOOD, BEVERAGE & TOBACCO	272,618,906

		HEALTH CARE EQUIPMENT & SERVICES - 4.6%

370,689		Abbott Laboratories	48,467,587

15,487	(a)	Align Technology, Inc	2,683,897

37,925		AmerisourceBergen Corp	11,099,510

111,296		Baxter International, Inc	3,469,096

61,372		Becton Dickinson & Co	12,709,528

312,936	(a)	Boston Scientific Corp	32,191,726

51,341		Cardinal Health, Inc	7,253,970

108,654	(a)	Centene Corp	6,502,942

59,529		Cigna Group	20,242,241

41,702	(a)	Cooper Cos, Inc	3,405,802

269,717		CVS Health Corp	17,992,821

10,918	(a)	DaVita, Inc	1,545,443

82,751	(a)	DexCom, Inc	5,906,766

126,192	(a)	Edwards Lifesciences Corp	9,526,234

49,555		Elevance Health, Inc	20,841,842

98,938		GE HealthCare Technologies, Inc	6,958,310

38,533		HCA, Inc	13,296,968

25,902	(a)	Henry Schein, Inc	1,682,853

46,747	(a)	Hologic, Inc	2,720,675

25,420		Humana, Inc	6,666,141

17,239	(a)	IDEXX Laboratories, Inc	7,458,453

15,362	(a)	Insulet Corp	3,875,679

76,239	(a)	Intuitive Surgical, Inc	39,324,076

16,945		Labcorp Holdings, Inc	4,083,915

27,022		McKesson Corp	19,261,011

274,744		Medtronic plc	23,287,302

12,343	(a)	Molina Healthcare, Inc	4,036,284

23,923		Quest Diagnostics, Inc	4,263,557

31,534		Resmed, Inc	7,460,629

30,414	(a)	Solventum Corp	2,010,974

21,471		STERIS plc	4,825,393

73,475		Stryker Corp	27,473,772

See Notes to Financial Statements	77

Portfolios of Investments April 30, 2025 (continued)

S&P 500 Index

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

196,901		UnitedHealth Group, Inc	$81,012,947

12,834		Universal Health Services, Inc (Class B)	2,272,516

41,913		Zimmer Biomet Holdings, Inc	4,319,135

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	470,129,995

		HOUSEHOLD & PERSONAL PRODUCTS - 1.2%

50,988		Church & Dwight Co, Inc	5,065,148

25,491		Clorox Co	3,627,369

174,651		Colgate-Palmolive Co	16,101,076

50,581		Estee Lauder Cos (Class A)	3,032,837

405,789		Kenvue, Inc	9,576,620

72,539		Kimberly-Clark Corp	9,559,189

501,979		Procter & Gamble Co	81,606,726

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	128,568,965

		INSURANCE - 2.3%

106,525		Aflac, Inc	11,577,137

56,629		Allstate Corp	11,234,627

126,953		American International Group, Inc	10,349,209

46,397		Aon plc	16,461,192

83,043		Arch Capital Group Ltd	7,530,339

10,217		Assurant, Inc	1,969,225

53,120		Brown & Brown, Inc	5,875,072

78,724		Chubb Ltd	22,521,362

33,017		Cincinnati Financial Corp	4,596,297

5,303		Erie Indemnity Co (Class A)	1,901,762

8,898		Everest Re Group Ltd	3,192,869

54,433		Gallagher (Arthur J.) & Co	17,456,119

17,371		Globe Life, Inc	2,142,539

62,930		Hartford Financial Services Group, Inc	7,719,623

39,161		Loews Corp	3,400,350

105,530		Marsh & McLennan Cos, Inc	23,793,849

124,642		Metlife, Inc	9,394,267

43,138		Principal Financial Group	3,198,683

125,673		Progressive Corp	35,407,111

76,767		Prudential Financial, Inc	7,884,739

48,158		Travelers Cos, Inc	12,719,972

64,202		W.R. Berkley Corp	4,602,641

21,859		Willis Towers Watson plc	6,728,200

		TOTAL INSURANCE	231,657,184

		MATERIALS - 2.0%

47,587		Air Products & Chemicals, Inc	12,900,360

25,602		Albemarle Corp	1,498,997

488,873		Amcor plc	4,497,632

17,000		Avery Dennison Corp	2,908,870

63,800		Ball Corp	3,313,772

36,178		CF Industries Holdings, Inc	2,835,270

149,351		Corteva, Inc	9,258,268

141,994		Dow, Inc	4,343,596

91,261		DuPont de Nemours, Inc	6,022,313

22,237		Eastman Chemical Co	1,712,249

54,199		Ecolab, Inc	13,627,255

305,589		Freeport-McMoRan, Inc (Class B)	11,010,372

53,058		International Flavors & Fragrances, Inc	4,162,931

110,618		International Paper Co	5,053,030

101,772	(a)	Linde plc	46,126,124

50,713		LyondellBasell Industries NV	2,952,004

12,891		Martin Marietta Materials, Inc	6,754,626

68,848		Mosaic Co	2,092,979

245,310		Newmont Goldcorp Corp	12,922,931

49,132		Nucor Corp	5,864,887

19,186		Packaging Corp of America	3,561,113

50,723		PPG Industries, Inc	5,521,706

49,445		Sherwin-Williams Co	17,450,129

78	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		MATERIALS (continued)

104,948		Smurfit WestRock plc	$4,409,915

29,976		Steel Dynamics, Inc	3,888,187

27,760		Vulcan Materials Co	7,282,281

		TOTAL MATERIALS	201,971,797

		MEDIA & ENTERTAINMENT - 8.1%

1,010,842		Alphabet, Inc	162,634,369

1,248,005		Alphabet, Inc (Class A)	198,183,194

20,329	(a)	Charter Communications, Inc	7,966,122

815,164		Comcast Corp (Class A)	27,878,609

50,155		Electronic Arts, Inc	7,276,989

45,990		Fox Corp (Class A)	2,289,842

31,481		Fox Corp (Class B)	1,455,681

81,564		Interpublic Group of Cos, Inc	2,048,888

31,772	(a)	Live Nation, Inc	4,208,201

58,700		Match Group, Inc	1,741,042

468,543		Meta Platforms, Inc	257,230,107

91,524	(a)	Netflix, Inc	103,579,541

77,943		News Corp (Class A)	2,113,814

23,838		News Corp (Class B)	748,990

43,533		Omnicom Group, Inc	3,315,473

136,570		Paramount Global (Class B)	1,603,332

34,889	(a)	Take-Two Interactive Software, Inc	8,140,302

14,247		TKO Group Holdings, Inc	2,320,979

384,755		Walt Disney Co	34,993,467

486,295	(a)	Warner Bros Discovery, Inc	4,216,178

		TOTAL MEDIA & ENTERTAINMENT	833,945,120

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%

377,701		AbbVie, Inc	73,689,465

61,632		Agilent Technologies, Inc	6,631,603

114,279		Amgen, Inc	33,246,047

29,747	(a)	Biogen, Inc	3,601,767

34,200		Bio-Techne Corp	1,721,970

432,647		Bristol-Myers Squibb Co	21,718,879

11,012	(a)	Charles River Laboratories International, Inc	1,306,244

136,920		Danaher Corp	27,292,264

168,582		Eli Lilly & Co	151,546,789

265,021		Gilead Sciences, Inc	28,235,337

33,897	(a)	Incyte Corp	2,123,986

37,631	(a)	IQVIA Holdings, Inc	5,835,439

515,156		Johnson & Johnson	80,524,034

540,685		Merck & Co, Inc	46,066,362

4,431	(a)	Mettler-Toledo International, Inc	4,743,696

77,921	(a)	Moderna, Inc	2,223,865

26,424		PerkinElmer, Inc	2,468,794

1,212,481		Pfizer, Inc	29,596,661

22,482		Regeneron Pharmaceuticals, Inc	13,461,322

81,818		Thermo Fisher Scientific, Inc	35,099,922

54,737	(a)	Vertex Pharmaceuticals, Inc	27,888,502

270,902		Viatris, Inc	2,280,995

12,899	(a)	Waters Corp	4,485,369

15,036		West Pharmaceutical Services, Inc	3,176,957

95,493		Zoetis, Inc	14,935,105

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	623,901,374

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%

64,038	(a)	CBRE Group, Inc	7,824,163

89,164	(a)	CoStar Group, Inc	6,613,294

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	14,437,457

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.0%

345,157	(a)	Advanced Micro Devices, Inc	33,601,034

105,617		Analog Devices, Inc	20,586,866

173,854		Applied Materials, Inc	26,201,536

1,002,885		Broadcom, Inc	193,025,276

See Notes to Financial Statements	79

Portfolios of Investments April 30, 2025 (continued)

S&P 500 Index

SHARES		DESCRIPTION	VALUE

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)

30,217	(a)	Enphase Energy, Inc	$1,347,376

21,802	(a)	First Solar, Inc	2,743,128

931,989		Intel Corp	18,732,979

28,486		KLA Corp	20,016,827

274,617		Lam Research Corp	19,681,800

119,709		Microchip Technology, Inc	5,516,191

239,728		Micron Technology, Inc	18,447,070

10,088		Monolithic Power Systems, Inc	5,983,193

5,239,757		Nvidia Corp	570,714,332

54,011		NXP Semiconductors NV	9,954,767

89,646	(a)	ON Semiconductor Corp	3,558,946

235,976		QUALCOMM, Inc	35,032,997

35,393		Skyworks Solutions, Inc	2,275,062

33,152		Teradyne, Inc	2,460,210

195,300		Texas Instruments, Inc	31,257,765

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,021,137,355

		SOFTWARE & SERVICES - 11.5%

133,764		Accenture plc	40,015,501

93,496	(a)	Adobe, Inc	35,059,130

33,190	(a)	Akamai Technologies, Inc	2,674,450

18,524	(a)	Ansys, Inc	5,962,505

45,911	(a)	Autodesk, Inc	12,591,092

58,719	(a)	Cadence Design Systems, Inc	17,482,995

106,434		Cognizant Technology Solutions Corp (Class A)	7,830,349

52,698	(a)	Crowdstrike Holdings, Inc	22,600,591

12,718	(a)	EPAM Systems, Inc	1,995,581

5,224	(a)	Fair Isaac Corp	10,394,088

136,981	(a)	Fortinet, Inc	14,213,149

16,291	(a)	Gartner, Inc	6,859,814

112,609		Gen Digital, Inc	2,913,195

30,820	(a)	GoDaddy, Inc	5,804,331

197,678		International Business Machines Corp	47,802,494

60,072		Intuit, Inc	37,693,378

1,590,556		Microsoft Corp	628,683,165

347,098		Oracle Corp	48,843,631

439,341	(a)	Palantir Technologies, Inc	52,035,548

141,651	(a)	Palo Alto Networks, Inc	26,478,821

26,403	(a)	PTC, Inc	4,091,673

23,176		Roper Industries, Inc	12,980,414

204,761		Salesforce, Inc	55,021,328

44,088	(a)	ServiceNow, Inc	42,104,481

33,082	(a)	Synopsys, Inc	15,184,969

8,849	(a)	Tyler Technologies, Inc	4,807,662

17,418	(a)	VeriSign, Inc	4,913,966

45,192	(a)	Workday, Inc	11,072,040

		TOTAL SOFTWARE & SERVICES	1,178,110,341

		TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%

259,193		Amphenol Corp (Class A)	19,944,901

3,214,079		Apple, Inc	682,991,787

221,111	(a)	Arista Networks, Inc	18,190,802

28,932		CDW Corp	4,645,322

851,381		Cisco Systems, Inc	49,150,225

163,831		Corning, Inc	7,270,820

67,198		Dell Technologies, Inc	6,166,088

12,251	(a)	F5 Networks, Inc	3,243,330

271,708		Hewlett Packard Enterprise Co	4,407,104

212,567		HP, Inc	5,435,338

23,264		Jabil Inc	3,409,572

75,473		Juniper Networks, Inc	2,741,179

36,871	(a)	Keysight Technologies, Inc	5,361,043

35,225		Motorola Solutions, Inc	15,512,738

43,051		NetApp, Inc	3,863,827

80	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)

45,653		Seagate Technology Holdings plc	$4,155,793

110,837	(a),(c)	Super Micro Computer, Inc	3,531,267

64,188		TE Connectivity plc	9,395,839

9,676	(a)	Teledyne Technologies, Inc	4,509,306

52,555	(a)	Trimble Inc	3,265,768

72,425	(a)	Western Digital Corp	3,176,561

10,611	(a)	Zebra Technologies Corp (Class A)	2,656,146

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	863,024,756

		TELECOMMUNICATION SERVICES - 1.0%

1,523,498		AT&T, Inc	42,200,894

102,222		T-Mobile US, Inc	25,243,723

902,597		Verizon Communications, Inc	39,768,424

		TOTAL TELECOMMUNICATION SERVICES	107,213,041

		TRANSPORTATION - 1.4%

23,762		CH Robinson Worldwide, Inc	2,120,046

411,326		CSX Corp	11,545,921

139,199		Delta Air Lines, Inc	5,794,854

29,810		Expeditors International Washington, Inc	3,276,417

47,986		FedEx Corp	10,092,895

16,063		JB Hunt Transport Services, Inc	2,097,506

48,107		Norfolk Southern Corp	10,778,373

39,192		Old Dominion Freight Line	6,007,350

130,585		Southwest Airlines Co	3,651,157

448,489	(a)	Uber Technologies, Inc	36,332,094

129,031		Union Pacific Corp	27,826,825

71,730	(a)	United Airlines Holdings, Inc	4,936,459

156,152		United Parcel Service, Inc (Class B)	14,881,286

		TOTAL TRANSPORTATION	139,341,183

		UTILITIES - 2.5%

157,843		AES Corp	1,578,430

52,675		Alliant Energy Corp	3,215,282

57,337		Ameren Corp	5,690,124

115,590		American Electric Power Co, Inc	12,523,021

41,200		American Water Works Co, Inc	6,056,812

33,931		Atmos Energy Corp	5,450,337

142,910		Centerpoint Energy, Inc	5,542,050

65,043		CMS Energy Corp	4,790,417

76,130		Consolidated Edison, Inc	8,583,657

66,948		Constellation Energy Corp	14,958,861

177,646		Dominion Energy, Inc	9,660,389

42,653		DTE Energy Co	5,843,461

167,449		Duke Energy Corp	20,432,127

81,726		Edison International	4,373,158

92,156		Entergy Corp	7,664,614

47,311		Evergy, Inc	3,269,190

75,409		Eversource Energy	4,485,327

213,053		Exelon Corp	9,992,186

112,687		FirstEnergy Corp	4,832,019

440,004		NextEra Energy, Inc	29,427,467

101,805		NiSource, Inc	3,981,594

41,947		NRG Energy, Inc	4,596,552

482,220		PG&E Corp	7,966,274

25,370		Pinnacle West Capital Corp	2,414,717

154,653		PPL Corp	5,644,834

106,734		Public Service Enterprise Group, Inc	8,531,249

137,456		Sempra Energy	10,208,857

233,437		Southern Co	21,450,526

73,408		Vistra Corp	9,515,879

67,861		WEC Energy Group, Inc	7,432,137

See Notes to Financial Statements	81

Portfolios of Investments April 30, 2025 (continued)

S&P 500 Index

SHARES		DESCRIPTION			VALUE

		UTILITIES (continued)

124,691		Xcel Energy, Inc			$8,815,654

		TOTAL UTILITIES			258,927,202

		TOTAL COMMON STOCKS (Cost $3,577,294,288)			10,098,588,978

		TOTAL LONG-TERM INVESTMENTS (Cost $3,577,294,288)			10,098,588,978

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%

204	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(e)		204

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $204)			204

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.4%

		GOVERNMENT AGENCY DEBT - 0.3%

$2,500,000		Federal Agricultural Mortgage Corp Discount Notes	0.000	07/15/25	2,478,150

5,000,000		Federal Home Loan Bank Discount Notes	0.000	05/12/25	4,992,950

10,000,000		Federal Home Loan Bank Discount Notes	0.000	05/28/25	9,967,100

9,000,000		Federal Home Loan Bank Discount Notes	0.000	06/16/25	8,950,885

		TOTAL GOVERNMENT AGENCY DEBT			26,389,085

		REPURCHASE AGREEMENT - 1.1%

109,711,000	(f)	Bank of New York Mellon Corp	4.370	05/01/25	109,711,000

		TOTAL REPURCHASE AGREEMENT			109,711,000

		TREASURY DEBT - 0.0%

5,000,000		United States Treasury Bill	0.000	05/22/25	4,987,625

		TOTAL TREASURY DEBT			4,987,625

		TOTAL SHORT-TERM INVESTMENTS (Cost $141,089,991)			141,087,710

		TOTAL INVESTMENTS - 99.9% (Cost $3,718,384,483)			10,239,676,892

		OTHER ASSETS & LIABILITIES, NET - 0.1%			6,212,648

		NET ASSETS - 100.0%			$10,245,889,540

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,495,934.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $111,575,876 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $111,905,306.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	499	06/20/25	$135,084,643	$139,395,650	$4,311,007

82	See Notes to Financial Statements

Portfolios of Investments April 30, 2025

Small Cap Blend Index

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.1%

		COMMON STOCKS - 99.1%

		AUTOMOBILES & COMPONENTS - 1.1%

108,655	(a)	Adient plc	$1,374,486

152,153	(a)	American Axle & Manufacturing Holdings, Inc	581,224

22,990	(a)	Cooper-Standard Holdings, Inc	337,263

159,190		Dana Inc	2,187,271

32,641	(a)	Dorman Products, Inc	3,698,225

55,656	(a)	Fox Factory Holding Corp	1,130,373

37,209	(a)	Gentherm, Inc	967,806

357,672	(a)	Goodyear Tire & Rubber Co	3,891,471

56,801	(a)	Holley, Inc	122,122

31,519		LCI Industries	2,429,485

21,628	(a)	Livewire Group, Inc	38,714

30,402	(a),(b)	Luminar Technologies, Inc	118,872

65,764	(a)	Modine Manufacturing Co	5,368,973

40,928		Patrick Industries, Inc	3,150,637

51,844		Phinia, Inc	2,081,537

211,191	(a),(b)	Solid Power, Inc	230,198

25,814		Standard Motor Products, Inc	699,559

13,584	(a)	Stoneridge, Inc	52,434

35,213	(a)	Visteon Corp	2,788,518

34,590		Winnebago Industries, Inc	1,100,654

33,043	(a)	XPEL, Inc	946,352

		TOTAL AUTOMOBILES & COMPONENTS	33,296,174

		BANKS - 10.6%

22,982		1st Source Corp	1,377,771

11,792		ACNB Corp	494,203

24,152		Amalgamated Financial Corp	680,120

45,898		Amerant Bancorp, Inc	772,922

83,774		Ameris Bancorp	4,909,156

10,397		Ames National Corp	180,492

20,287		Arrow Financial Corp	497,640

206,555		Associated Banc-Corp	4,556,603

164,266		Atlantic Union Bankshares Corp	4,550,168

69,343	(a)	Axos Financial, Inc	4,401,894

174,780		Banc of California, Inc	2,356,034

25,431		Bancfirst Corp	2,996,280

57,210	(a)	Bancorp, Inc	2,763,815

11,853		Bank First Corp	1,294,111

49,319		Bank of Hawaii Corp	3,260,479

21,702		Bank of Marin Bancorp	445,325

54,899		Bank of NT Butterfield & Son Ltd	2,205,842

4,212		Bank7 Corp	153,317

93,736		BankUnited, Inc	3,066,105

8,096		Bankwell Financial Group, Inc	274,535

43,867		Banner Corp	2,682,028

20,159		Bar Harbor Bankshares	597,513

12,869		BayCom Corp	334,723

17,299		BCB Bancorp, Inc	142,198

56,110		Berkshire Hills Bancorp, Inc	1,393,211

31,713	(a)	Blue Foundry Bancorp	296,199

25,156	(a)	Bridgewater Bancshares, Inc	387,151

109,156		Brookline Bancorp, Inc	1,139,589

15,877		Burke & Herbert Financial Services Corp	887,683

28,711		Business First Bancshares, Inc	661,789

38,070		Byline Bancorp, Inc	972,308

230,041		Cadence Bank	6,731,000

21,193		Camden National Corp	816,354

12,139		Capital Bancorp, Inc	383,471

18,901		Capital City Bank Group, Inc	690,643

See Notes to Financial Statements	83

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		BANKS (continued)

145,247		Capitol Federal Financial, Inc	$823,551

24,632	(a)	Carter Bankshares, Inc	377,116

85,900		Cathay General Bancorp	3,581,171

36,449		Central Pacific Financial Corp	936,375

4,222		Chemung Financial Corp	187,203

10,731		ChoiceOne Financial Services, Inc	305,082

17,196		Citizens & Northern Corp	331,023

5,876		Citizens Financial Services, Inc	319,831

18,226		City Holding Co	2,111,847

18,904		Civista Bancshares, Inc	425,529

23,297		CNB Financial Corp	511,369

16,092	(a)	Coastal Financial Corp	1,321,958

21,607		Colony Bankcorp, Inc	335,341

35,116	(a)	Columbia Financial, Inc	473,013

66,292		Community Bank System, Inc	3,618,880

20,619		Community Trust Bancorp, Inc	1,009,506

20,065		Community West Bancshares	351,138

47,240		ConnectOne Bancorp, Inc	1,064,317

37,753	(a)	Customers Bancorp, Inc	1,887,650

166,329		CVB Financial Corp	3,083,740

51,151		Dime Community Bancshares, Inc	1,314,069

38,097		Eagle Bancorp, Inc	683,841

244,987		Eastern Bankshares, Inc	3,655,206

12,398		Enterprise Bancorp, Inc	461,206

47,465		Enterprise Financial Services Corp	2,469,129

20,669		Equity Bancshares, Inc	795,550

8,620		Esquire Financial Holdings, Inc	714,770

11,338		ESSA Bancorp, Inc	209,753

16,904		Farmers & Merchants Bancorp, Inc	442,378

41,887		Farmers National Banc Corp	546,206

44,875		FB Financial Corp	1,909,880

6,177		Fidelity D&D Bancorp, Inc	250,045

24,345		Financial Institutions, Inc	618,120

49,872		First Bancorp	2,017,821

205,248		First BanCorp	4,031,071

13,531		First Bancorp, Inc	330,562

24,226		First Bank	348,370

107,049		First Busey Corp	2,225,549

9,719		First Business Financial Services, Inc	467,873

131,924		First Commonwealth Financial Corp	2,021,076

21,478		First Community Bancshares, Inc	809,291

119,842		First Financial Bancorp	2,774,342

165,453		First Financial Bankshares, Inc	5,544,330

15,228		First Financial Corp	752,263

64,514		First Foundation, Inc	323,860

10,867		First Internet Bancorp	231,032

100,478		First Interstate BancSystem, Inc	2,632,021

73,185		First Merchants Corp	2,608,313

27,946		First Mid Bancshares, Inc	934,235

20,099		First of Long Island Corp	231,540

11,035	(a)	First Western Financial, Inc	232,728

21,926		Five Star Bancorp	606,912

38,663		Flushing Financial Corp	462,796

8,212		FS Bancorp, Inc	321,089

230,097		Fulton Financial Corp	3,838,018

17,596	(a)	FVCBankcorp, Inc	200,946

35,378		German American Bancorp, Inc	1,341,180

143,485		Glacier Bancorp, Inc	5,848,449

11,809		Great Southern Bancorp, Inc	649,495

9,442		Greene County Bancorp, Inc	210,085

8,863		Guaranty Bancshares, Inc	349,734

110,306		Hancock Whitney Corp	5,745,840

84	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		BANKS (continued)

39,747		Hanmi Financial Corp	$909,014

43,292		HarborOne Bancorp, Inc	490,065

17,094		HBT Financial, Inc	396,153

80,674		Heritage Commerce Corp	729,293

45,837		Heritage Financial Corp	1,046,000

56,823		Hilltop Holdings, Inc	1,677,983

2,081		Hingham Institution For Savings The	519,334

9,112		Home Bancorp, Inc	458,698

234,673		Home Bancshares, Inc	6,512,176

16,710	(a)	HomeStreet, Inc	189,826

17,908		HomeTrust Bancshares, Inc	611,379

154,369		Hope Bancorp, Inc	1,539,059

56,022		Horizon Bancorp, Inc	822,403

53,426		Independent Bank Corp	3,156,942

27,331		Independent Bank Corp	832,502

67,776		International Bancshares Corp	4,137,047

12,280		Investar Holding Corp	234,916

15,873		John Marshall Bancorp, Inc	272,857

69,147		Kearny Financial Corp	432,860

31,241		Lakeland Financial Corp	1,739,186

13,925		LCNB Corp	209,154

28,662		LINKBANCORP, Inc	201,207

42,276		Live Oak Bancshares, Inc	1,105,095

21,514		Mercantile Bank Corp	910,257

25,254		Metrocity Bankshares, Inc	696,253

13,037	(a)	Metropolitan Bank Holding Corp	807,381

22,147		Mid Penn Bancorp, Inc	643,370

10,348		Middlefield Banc Corp	268,324

25,903		Midland States Bancorp, Inc	421,701

24,356		MidWestOne Financial Group, Inc	675,635

14,402		MVB Financial Corp	245,698

46,221		National Bank Holdings Corp	1,671,351

7,584		National Bankshares, Inc	195,440

47,449	(a)	NB Bancorp, Inc	813,750

57,808		NBT Bancorp, Inc	2,447,591

320,047	(b)	New York Community Bancorp, Inc	3,747,750

16,783		Nicolet Bankshares, Inc	1,960,422

8,589		Northeast Bank	711,341

16,152		Northeast Community Bancorp, Inc	367,620

54,701		Northfield Bancorp, Inc	577,096

6,833		Northrim BanCorp, Inc	548,622

156,960		Northwest Bancshares, Inc	1,938,456

9,670		Norwood Financial Corp	241,847

8,516		Oak Valley Bancorp	223,119

73,825		OceanFirst Financial Corp	1,222,542

55,242		OFG Bancorp	2,173,773

397,359		Old National Bancorp	8,181,622

55,606		Old Second Bancorp, Inc	878,019

13,750		Orange County Bancorp, Inc	326,288

36,256		Origin Bancorp, Inc	1,161,642

24,652		Orrstown Financial Services, Inc	738,820

123,713		Pacific Premier Bancorp, Inc	2,516,322

18,154		Park National Corp	2,724,915

11,704		Parke Bancorp, Inc	220,620

29,941		Pathward Financial, Inc	2,376,417

14,201		PCB Bancorp	278,482

22,843		Peapack Gladstone Financial Corp	632,294

4,298		Peoples Bancorp of North Carolina, Inc	118,711

42,108		Peoples Bancorp, Inc	1,221,553

10,210		Peoples Financial Services Corp	441,276

12,534	(a)	Pioneer Bancorp, Inc	140,631

7,368		Plumas Bancorp	324,855

See Notes to Financial Statements	85

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		BANKS (continued)

23,086	(a)	Ponce Financial Group, Inc	$297,117

15,587		Preferred Bank	1,244,778

26,528		Primis Financial Corp	218,591

6,731		Princeton Bancorp, Inc	205,161

21,060	(a)	Provident Bancorp Inc	233,766

157,506		Provident Financial Services, Inc	2,578,373

20,599		QCR Holdings, Inc	1,337,905

20,038		RBB Bancorp	312,192

5,706		Red River Bancshares, Inc	300,706

117,636		Renasant Corp	3,772,587

10,738		Republic Bancorp, Inc (Class A)	728,573

48,706		S&T Bancorp, Inc	1,774,847

104,531		Seacoast Banking Corp of Florida	2,478,430

64,257		ServisFirst Bancshares, Inc	4,576,384

39,076		Shore Bancshares, Inc	540,421

18,048		Sierra Bancorp	477,550

156,119		Simmons First National Corp (Class A)	2,913,181

21,563		SmartFinancial, Inc	655,946

15,988		South Plains Financial, Inc	538,955

28,913	(a)	Southern California Bancorp	403,915

10,600	(a)	Southern First Bancshares, Inc	376,406

12,797		Southern Missouri Bancorp, Inc	673,762

9,401		Southern States Bancshares, Inc	314,087

33,709		Southside Bancshares, Inc	950,257

123,984		SouthState Corp	10,759,332

61,262		Stellar Bancorp, Inc	1,529,100

23,940	(c)	Sterling Bancorp, Inc	239

32,419		Stock Yards Bancorp, Inc	2,359,779

58,491	(a)	Texas Capital Bancshares, Inc	3,986,162

14,220	(a)	Third Coast Bancshares, Inc	423,756

9,087		Timberland Bancorp, Inc	279,334

17,149		Tompkins Trustco, Inc	1,022,080

88,897		Towne Bank	2,929,156

39,889		Trico Bancshares	1,538,918

28,868	(a)	Triumph Financial, Inc	1,542,129

22,204		TrustCo Bank Corp NY	676,112

76,657		Trustmark Corp	2,571,842

86,239		UMB Financial Corp	8,155,622

168,043		United Bankshares, Inc	5,762,194

150,761		United Community Banks, Inc	4,162,511

7,945		Unity Bancorp, Inc	328,923

38,986		Univest Financial Corp	1,151,646

15,236		USCB Financial Holdings, Inc	258,403

601,418		Valley National Bancorp	5,172,195

65,693		Veritex Holdings, Inc	1,529,333

5,470		Virginia National Bankshares Corp	201,187

100,916		Washington Federal, Inc	2,879,133

23,311		Washington Trust Bancorp, Inc	643,384

107,148		WesBanco, Inc	3,190,867

22,562		West Bancorporation, Inc	437,816

32,650		Westamerica Bancorporation	1,581,240

74,150		WSFS Financial Corp	3,822,433

		TOTAL BANKS	315,382,957

		CAPITAL GOODS - 12.1%

80,326	(a)	374Water, Inc	26,427

165,797	(a)	3D Systems Corp	305,066

43,306	(a)	AAR Corp	2,315,139

35,724	(a)	Aerovironment, Inc	5,412,900

45,030	(a)	AerSale Corp	313,859

12,785		Alamo Group, Inc	2,134,839

39,014		Albany International Corp (Class A)	2,565,561

18,217		Allied Motion Technologies, Inc	388,933

86	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

35,339	(b)	Alta Equipment Group, Inc	$150,191

35,180	(a)	Ameresco, Inc	373,963

41,650	(a)	American Superconductor Corp	826,752

19,602	(a)	American Woodmark Corp	1,156,518

13,071	(a),(b)	Amprius Technologies, Inc	28,233

28,275		Apogee Enterprises, Inc	1,121,669

48,709		Applied Industrial Technologies, Inc	11,849,926

406,206	(a)	Archer Aviation, Inc	3,383,696

61,579		Arcosa, Inc	4,930,631

15,956		Argan, Inc	2,443,342

192,674	(a)	Array Technologies, Inc	920,982

27,938		Astec Industries, Inc	1,012,194

34,608	(a)	Astronics Corp	785,256

43,526		Atkore, Inc	2,780,006

105,040		Atmus Filtration Technologies, Inc	3,641,737

36,905		AZZ, Inc	3,201,878

131,377	(a),(b)	Blink Charging Co	96,181

254,512	(a)	Bloom Energy Corp	4,662,660

41,167	(a)	Blue Bird Corp	1,435,493

10,881	(a)	BlueLinx Holdings, Inc	708,788

48,929		Boise Cascade Co	4,564,097

18,047	(a)	Bowman Consulting Group Ltd	399,200

32,916		Brookfield Business Corp	863,387

22,107	(a)	Byrna Technologies, Inc	494,976

33,698		Cadre Holdings, Inc	982,297

27,788	(a),(b)	Caesarstone Sdot-Yam Ltd	71,971

21,572	(a),(b)	Centuri Holdings, Inc	387,433

530,220	(a),(b)	ChargePoint Holdings, Inc	330,221

54,152	(a)	Chart Industries, Inc	7,309,437

35,735		Columbus McKinnon Corp	530,665

42,685	(a)	Commercial Vehicle Group, Inc	40,990

32,351		Concrete Pumping Holdings, Inc	194,106

58,466	(a)	Construction Partners, Inc	4,802,397

21,331		CSW Industrials, Inc	6,665,511

64,572	(a),(b)	Custom Truck One Source, Inc	260,225

133,485	(a)	DNOW, Inc	2,118,407

25,877		Douglas Dynamics, Inc	620,530

17,595	(a)	Ducommun, Inc	1,008,545

15,230	(a)	DXP Enterprises, Inc	1,347,246

35,670	(a)	Dycom Industries, Inc	5,976,508

6,955		Eastern Co	145,985

72,648	(a)	Energy Recovery, Inc	1,122,412

134,808	(a),(b)	Energy Vault Holdings, Inc	100,863

68,163		Enerpac Tool Group Corp	2,751,740

50,084		EnerSys	4,337,274

202,031	(a),(b)	Enovix Corp	1,353,608

26,444		EnPro Industries, Inc	3,950,734

32,893		ESCO Technologies, Inc	5,146,110

65,295	(a),(b)	Eve Holding, Inc	232,450

6,471		EVI Industries, Inc	104,377

75,697		Federal Signal Corp	6,164,007

80,701	(a),(b)	Fluence Energy, Inc	330,067

215,441	(a)	Fluor Corp	7,516,736

57,427		Franklin Electric Co, Inc	4,878,998

152,807	(a),(b)	Freyr Battery, Inc	184,896

128,209		FTAI Aviation Ltd	13,732,466

20,992	(a),(b)	FuelCell Energy, Inc	86,067

45,024		GATX Corp	6,571,703

13,295	(a)	Gencor Industries, Inc	168,714

38,235	(a)	Gibraltar Industries, Inc	2,024,543

18,424		Global Industrial Co	473,128

49,395	(a)	GMS, Inc	3,618,678

See Notes to Financial Statements	87

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

26,223		Gorman-Rupp Co	$940,357

351,751	(a),(b)	GrafTech International Ltd	222,658

13,824	(a)	Graham Corp	421,356

55,772		Granite Construction, Inc	4,533,706

82,913	(a)	Great Lakes Dredge & Dock Corp	753,679

37,810		Greenbrier Cos, Inc	1,603,900

49,476		Griffon Corp	3,369,810

40,854		H&E Equipment Services, Inc	3,669,098

43,847		Helios Technologies, Inc	1,195,269

35,788		Herc Holdings, Inc	3,916,639

91,875		Hillenbrand, Inc	1,858,631

244,622	(a)	Hillman Solutions Corp	1,709,908

57,112	(a)	Hudson Technologies, Inc	382,079

187,746	(a),(b)	Hyliion Holdings Corp	283,496

14,685		Hyster-Yale Materials Handling, Inc	564,345

10,298	(a)	IES Holdings, Inc	2,025,411

22,560		Insteel Industries, Inc	765,010

54,175	(a)	Intuitive Machines, Inc	444,235

179,518	(a)	Janus International Group, Inc	1,235,084

113,834	(a)	JELD-WEN Holding, Inc	628,364

59,045		John Bean Technologies Corp	6,215,077

14,921	(b)	Kadant, Inc	4,401,695

7,176		Karat Packaging, Inc	189,303

98,523		Kennametal, Inc	1,919,228

186,226	(a)	Kratos Defense & Security Solutions, Inc	6,291,645

13,914	(a)	Lawson Products, Inc	362,321

12,187	(a)	LB Foster Co (Class A)	243,374

93,496		Leonardo DRS, Inc	3,455,612

12,754	(a)	Limbach Holdings, Inc	1,221,068

13,242		Lindsay Corp	1,709,013

35,165		LSI Industries, Inc	530,640

27,927		Luxfer Holdings plc	300,494

45,765	(a)	Manitowoc Co, Inc	360,628

157,293	(a)	Masterbrand, Inc	1,911,110

35,714	(a)	Matrix Service Co	414,282

14,640	(a)	Mayville Engineering Co Inc	187,099

30,806		McGrath RentCorp	3,286,076

65,525	(a)	Mercury Computer Systems, Inc	3,276,250

13,831		Miller Industries, Inc	564,443

35,251		Moog, Inc (Class A)	5,895,730

102,836	(a)	MRC Global, Inc	1,198,039

141,202		Mueller Industries, Inc	10,386,819

197,821		Mueller Water Products, Inc (Class A)	5,190,823

20,316	(a)	MYR Group, Inc	2,485,053

31,758	(a)	NANO Nuclear Energy, Inc	722,494

6,945		National Presto Industries, Inc	585,811

28,744	(a),(b)	Net Power, Inc	48,865

181,901	(a)	NEXTracker, Inc	7,387,000

62,006	(a)	NN, Inc	124,632

12,506	(a)	Northwest Pipe Co	529,754

111,418	(a)	NuScale Power Corp	1,846,196

4,550		Omega Flex, Inc	136,318

41,404	(a)	Orion Marine Group, Inc	264,572

20,636		Park Aerospace Corp	269,713

10,937		Park-Ohio Holdings Corp	217,756

1,045,743	(a)	Plug Power, Inc	912,515

11,791		Powell Industries, Inc	2,159,050

3,385		Preformed Line Products Co	464,997

67,743		Primoris Services Corp	4,062,548

32,001	(a)	Proto Labs, Inc	1,125,155

59,599		Quanex Building Products Corp	979,808

30,308	(a)	Redwire Corp	326,720

88	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CAPITAL GOODS (continued)

185,156	(a)	Resideo Technologies, Inc	$3,106,918

63,203		REV Group, Inc	2,066,738

445,621	(a),(b)	Rocket Lab USA, Inc	9,710,082

10,640		Rush Enterprises, Inc	615,418

77,256		Rush Enterprises, Inc (Class A)	3,939,283

172,581	(a),(b)	SES AI Corp	155,116

220,736	(a)	Shoals Technologies Group, Inc	796,857

43,424		Shyft Group, Inc	367,367

13,098	(a)	Southland Holdings, Inc	42,438

56,825	(a)	SPX Technologies, Inc	7,623,074

14,900		Standex International Corp	2,107,158

33,249	(a),(b)	Stem, Inc	17,984

37,385	(a)	Sterling Construction Co, Inc	5,586,441

280,768	(a),(b)	Sunrun, Inc	1,934,492

3,212	(a),(b)	Taylor Devices, Inc	102,463

27,658		Tecnoglass, Inc	1,971,186

24,470		Tennant Co	1,765,755

84,927		Terex Corp	2,989,430

43,402	(a)	Thermon Group Holdings, Inc	1,138,434

68,648	(a)	Titan International, Inc	504,563

25,486	(a)	Titan Machinery, Inc	422,813

43,078	(a),(b)	TPI Composites, Inc	39,386

11,701	(a)	Transcat, Inc	928,240

101,258		Trinity Industries, Inc	2,541,576

91,445	(a)	Triumph Group, Inc	2,322,703

53,463	(a)	Tutor Perini Corp	1,147,316

15,002		Twin Disc, Inc	110,115

75,536		UFP Industries, Inc	7,466,734

13,610	(a)	Ultralife Corp	60,973

21,459	(a)	V2X, Inc	1,067,800

27,623	(a)	Vicor Corp	1,102,296

34,398	(a),(b)	Virgin Galactic Holdings, Inc	99,410

14,200	(a),(b)	VirTra, Inc	66,456

58,601		Wabash National Corp	404,933

34,599		Watts Water Technologies, Inc (Class A)	7,187,942

3,720		Willis Lease Finance Corp	575,558

39,034		Worthington Enterprises, Inc	1,976,291

55,696	(a)	Xometry, Inc	1,428,045

183,333		Zurn Elkay Water Solutions Corp	6,225,989

		TOTAL CAPITAL GOODS	359,335,059

		COMMERCIAL & PROFESSIONAL SERVICES - 4.2%

78,665		ABM Industries, Inc	3,834,132

115,739		ACCO Brands Corp	446,752

183,599	(a)	ACV Auctions, Inc	2,697,069

527,400		Alight, Inc	2,695,014

31,200	(a)	Asure Software, Inc	316,992

32,048		Barrett Business Services, Inc	1,299,867

32,680	(a),(b)	BlackSky Technology, Inc	273,205

75,828	(a)	BrightView Holdings, Inc	1,040,360

55,594		Brink’s Co	4,961,209

78,991	(a)	Casella Waste Systems, Inc (Class A)	9,277,493

60,979	(a)	CBIZ, Inc	4,152,670

36,420	(a)	CECO Environmental Corp	866,432

22,407	(a)	Cimpress plc	941,542

1,670		Compx International, Inc	45,424

212,998	(a)	Conduent, Inc	449,426

136,906	(a)	CoreCivic, Inc	3,099,552

8,554		CRA International, Inc	1,387,459

36,026		CSG Systems International, Inc	2,166,243

56,285		Deluxe Corp	821,761

10,947	(a)	DLH Holdings Corp	43,131

72,644	(a)	Driven Brands Holdings, Inc	1,200,079

See Notes to Financial Statements	89

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		COMMERCIAL & PROFESSIONAL SERVICES (continued)

29,437		Ennis, Inc	$528,394

198,895	(a)	ExlService Holdings, Inc	9,642,430

64,184		Exponent, Inc	5,049,997

77,049	(a)	First Advantage Corp	1,086,391

80,965	(a),(b)	FiscalNote Holdings, Inc	49,130

15,725	(a)	Forrester Research, Inc	147,029

15,776	(a)	Franklin Covey Co	320,411

161,817	(a)	GEO Group, Inc	5,061,636

92,249	(a)	Harsco Corp	633,751

90,369	(a)	Healthcare Services Group	1,284,143

26,150		Heidrick & Struggles International, Inc	1,020,373

88,347		Herman Miller, Inc	1,448,891

7,182		HireQuest, Inc	73,831

58,449		HNI Corp	2,472,393

22,310	(a)	Huron Consulting Group, Inc	3,007,165

23,485		ICF International, Inc	1,995,286

34,234	(a)	Innodata, Inc	1,294,730

45,577		Insperity, Inc	2,962,961

75,435		Interface, Inc	1,418,178

40,981		Kelly Services, Inc (Class A)	473,331

24,542		Kforce, Inc	937,504

63,987		Korn/Ferry International	3,947,998

151,051	(a),(b)	LanzaTech Global, Inc	36,977

150,794	(a)	Legalzoom.com, Inc	1,103,812

27,926	(a)	Liquidity Services, Inc	887,488

39,687		Matthews International Corp (Class A)	811,599

71,504		MAXIMUS, Inc	4,787,908

27,337	(a)	Mistras Group, Inc	249,313

37,213	(a)	Montrose Environmental Group, Inc	544,426

9,268		NL Industries, Inc	79,519

74,414	(a)	NV5 Global, Inc	1,380,380

132,384	(a)	OPENLANE, Inc	2,450,428

16,895	(a),(b)	Perma-Fix Environmental Services, Inc	138,539

201,833		Pitney Bowes, Inc	1,751,910

283,183	(a)	Planet Labs PBC	931,672

44,823		Quad Graphics, Inc	213,806

23,022	(a),(b)	Quest Resource Holding Corp	54,332

2,665	(a)	Resolute Holdings Management, Inc	71,875

43,962		Resources Connection, Inc	252,122

30,243	(a)	Spire Global, Inc	283,982

116,907		Steelcase, Inc (Class A)	1,159,717

40,117		TriNet Group, Inc	3,142,365

41,004	(a)	TrueBlue, Inc	177,957

4,786	(b)	TTEC Holdings, Inc	19,144

19,015		Unifirst Corp	3,393,607

156,666	(a)	Upwork, Inc	2,060,158

208,434	(a)	Verra Mobility Corp	4,543,861

27,586	(a)	Viad Corp	807,994

13,996		Virco Mfg. Corp	128,623

21,987		VSE Corp	2,517,951

16,227	(a)	Willdan Group, Inc	636,098

53,477	(a)	WNS Holdings Ltd	3,236,428

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	124,725,756

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%

36,380	(a),(b)	1-800-FLOWERS.COM, Inc (Class A)	201,181

33,826	(a)	1stdibs.com, Inc	83,550

63,063	(a)	Abercrombie & Fitch Co (Class A)	4,377,833

88,061		Academy Sports & Outdoors, Inc	3,318,139

21,867		A-Mark Precious Metals, Inc	532,680

229,311		American Eagle Outfitters, Inc	2,414,645

9,451	(a)	America’s Car-Mart, Inc	448,166

69,529	(a)	Arhaus, Inc	546,498

90	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)

96,285		Arko Corp	$387,547

24,735	(a)	Asbury Automotive Group, Inc	5,395,693

157,351	(a),(b)	BARK, Inc	177,807

37,187	(a)	Boot Barn Holdings, Inc	3,880,092

40,571		Buckle, Inc	1,410,248

16,594		Build-A-Bear Workshop, Inc	585,436

41,245	(b)	Caleres, Inc	628,574

74,733		Camping World Holdings, Inc	901,280

8,594	(a)	Citi Trends, Inc	191,904

37,833	(b)	Designer Brands, Inc	105,554

49,808	(a)	Destination XL Group, Inc	49,290

160,796	(a),(b)	EVgo, Inc	443,797

101,718	(a)	Foot Locker, Inc	1,248,080

13,851	(a)	Genesco, Inc	268,709

28,468	(a)	GigaCloud Technology, Inc	356,989

16,455		Group 1 Automotive, Inc	6,641,732

28,020	(a),(b)	Groupon, Inc	510,244

80,682	(a)	GrowGeneration Corp	94,398

20,154		Haverty Furniture Cos, Inc	365,997

6,255	(b)	J Jill, Inc	95,201

19,032	(a)	Lands’ End, Inc	169,004

237,582	(a)	Leslie’s, Inc	142,597

24,386	(a)	MarineMax, Inc	523,324

38,889		Monro Muffler, Inc	542,113

94,044	(a)	National Vision Holdings, Inc	1,161,443

38,162	(a)	ODP Corp	522,056

16,656	(a),(b)	OneWater Marine, Inc	250,007

58,083	(a)	Overstock.com, Inc	236,398

112,399	(a)	Petco Health & Wellness Co, Inc	331,577

116,966	(a),(b)	RealReal, Inc	678,403

46,965	(a)	Revolve Group, Inc	933,664

23,129	(a)	RumbleON, Inc	58,516

131,996	(a)	Sally Beauty Holdings, Inc	1,074,447

30,011	(a),(b)	Savers Value Village, Inc	287,806

24,101		Shoe Carnival, Inc	418,875

52,683		Signet Jewelers Ltd	3,124,102

28,674	(a),(b)	Sleep Number Corp	223,370

18,947		Sonic Automotive, Inc (Class A)	1,150,462

131,851	(a)	Stitch Fix, Inc	431,153

98,951	(a)	ThredUp, Inc	444,290

24,764	(a)	Tile Shop Holdings, Inc	140,412

30,285	(a),(b)	Tilly’s, Inc	46,336

18,215	(a),(b)	Torrid Holdings, Inc	115,665

65,297		Upbound Group, Inc	1,299,410

80,307	(a)	Urban Outfitters, Inc	4,238,603

97,808	(a)	Victoria’s Secret & Co	1,838,790

110,077	(a)	Warby Parker, Inc	1,817,371

8,228		Weyco Group, Inc	246,017

3,579		Winmark Corp	1,288,476

21,845	(a)	Zumiez, Inc	255,587

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	59,651,538

		CONSUMER DURABLES & APPAREL - 2.7%

34,305		Acushnet Holdings Corp	2,271,677

122,313	(a),(b)	AMMO, Inc	240,957

37,885	(a)	Beazer Homes USA, Inc	741,030

180,075	(a)	Callaway Golf Co	1,190,296

10,236	(a)	Cavco Industries, Inc	5,055,048

36,639		Century Communities, Inc	1,998,291

39,006		Clarus Corp	128,330

64,659		Cricut, Inc	322,002

34,646	(a),(b)	Dream Finders Homes, Inc	785,078

13,002		Escalade, Inc	197,370

See Notes to Financial Statements	91

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		CONSUMER DURABLES & APPAREL (continued)

27,129		Ethan Allen Interiors, Inc	$771,277

149,189	(a)	Figs, Inc	601,232

6,192		Flexsteel Industries, Inc	206,751

40,073	(a)	Funko, Inc	160,693

49,660	(a)	G-III Apparel Group Ltd	1,252,425

172,014	(a)	GoPro, Inc	99,080

39,074	(a)	Green Brick Partners, Inc	2,304,975

11,420		Hamilton Beach Brands Holding Co	226,116

436,488	(a)	Hanesbrands, Inc	2,003,480

28,591	(a)	Helen of Troy Ltd	796,545

13,365		Hooker Furniture Corp	128,304

6,484	(a)	Hovnanian Enterprises, Inc	627,651

29,705		Installed Building Products, Inc	4,925,980

38,143	(a),(b)	iRobot Corp	93,450

9,347		JAKKS Pacific, Inc	180,304

3,561		Johnson Outdoors, Inc	81,298

81,062		KB Home	4,379,780

69,699		Kontoor Brands, Inc	4,192,395

36,955	(a)	Landsea Homes Corp	225,425

52,296	(a)	Latham Group, Inc	285,798

52,028		La-Z-Boy, Inc	2,055,106

11,476	(a)	Legacy Housing Corp	279,154

25,129	(a)	LGI Homes, Inc	1,372,295

16,644		Lifetime Brands, Inc	60,584

18,991	(a)	Lovesac Co	369,375

33,752	(a)	M/I Homes, Inc	3,600,663

25,875	(a)	Malibu Boats, Inc	738,990

11,799		Marine Products Corp	99,112

18,347	(a)	MasterCraft Boat Holdings, Inc	301,625

90,517		Meritage Homes Corp	6,167,828

17,903		Movado Group, Inc	248,673

19,605		Oxford Industries, Inc	952,803

438,528	(a)	Peloton Interactive, Inc	3,021,458

77,557	(a)	Purple Innovation, Inc	52,490

8,350		Rocky Brands, Inc	178,606

68,330	(a)	Skyline Champion Corp	5,910,545

56,245		Smith & Wesson Brands, Inc	536,015

158,657	(a)	Sonos, Inc	1,461,231

92,465		Steven Madden Ltd	1,941,765

20,821		Sturm Ruger & Co, Inc	846,582

17,465		Superior Uniform Group, Inc	181,287

129,432	(a)	Taylor Morrison Home Corp	7,422,925

37,164	(a)	Traeger, Inc	54,259

115,464	(a)	Tri Pointe Homes, Inc	3,550,518

7,006	(a)	United Homes Group, Inc	13,662

32,725	(a)	Vera Bradley, Inc	63,814

102,652		Wolverine World Wide, Inc	1,339,609

		TOTAL CONSUMER DURABLES & APPAREL	79,294,012

		CONSUMER SERVICES - 3.2%

68,526	(a)	Accel Entertainment, Inc	705,818

47,337	(a)	Adtalem Global Education, Inc	5,027,189

17,549	(a)	American Public Education, Inc	412,402

914	(a)	Biglari Holdings, Inc (B Shares)	212,880

23,943	(a)	BJ’s Restaurants, Inc	797,063

102,071		Bloomin’ Brands, Inc	818,609

55,657	(a)	Brinker International, Inc	7,474,735

18,194		Carriage Services, Inc	727,032

60,917	(b)	Cheesecake Factory	3,068,389

93,693	(a)	Chegg, Inc	68,134

173,923	(a)	Coursera, Inc	1,464,432

27,572	(b)	Cracker Barrel Old Country Store, Inc	1,177,324

40,720	(a),(b)	Dave & Buster’s Entertainment, Inc	781,417

92	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CONSUMER SERVICES (continued)

69,612	(a)	Denny’s Corp	$256,868

87,782	(a)	Despegar.com Corp	1,708,238

21,123		Dine Brands Global Inc.	420,559

34,449	(a)	El Pollo Loco Holdings, Inc	322,098

21,884	(a)	European Wax Center, Inc	68,278

102,142	(a)	Everi Holdings, Inc	1,435,095

49,394	(a)	First Watch Restaurant Group, Inc	872,298

97,675	(a)	Frontdoor, Inc	4,015,419

41,544	(a),(b)	Full House Resorts, Inc	134,187

151,343	(a)	Global Business Travel Group I	1,015,512

23,343		Golden Entertainment, Inc	599,915

4,046		Graham Holdings Co	3,722,522

87,483	(a)	Hilton Grand Vacations, Inc	2,942,053

31,386	(a)	Inspired Entertainment, Inc	232,570

143,423		International Game Technology plc	2,352,137

24,691	(b)	Jack in the Box, Inc	642,954

34,963	(a)	KinderCare Learning Cos, Inc	428,646

115,489	(b)	Krispy Kreme, Inc	473,505

7,827	(a)	Kura Sushi USA, Inc	460,854

164,363	(a)	Laureate Education, Inc	3,298,765

106,740	(a)	Life Time Group Holdings, Inc	3,272,648

30,587	(a)	Lincoln Educational Services Corp	516,920

47,271	(a)	Lindblad Expeditions Holdings, Inc	417,876

120,216	(a)	Mister Car Wash, Inc	824,682

16,004		Monarch Casino & Resort, Inc	1,251,353

3,470		Nathan’s Famous, Inc	339,193

70,999	(a),(b)	Nerdy, Inc	112,888

30,594	(a),(b)	ONE Group Hospitality, Inc	92,088

129,886		OneSpaWorld Holdings Ltd	2,169,096

43,118		Papa John’s International, Inc	1,488,865

80,958		Perdoceo Education Corp	2,033,665

50,110	(a)	PlayAGS, Inc	607,333

72,338	(a)	Portillo’s, Inc	747,975

34,790	(a)	Potbelly Corp	281,799

9,630		RCI Hospitality Holdings, Inc	382,118

62,368		Red Rock Resorts, Inc	2,663,114

91,905	(a)	Rush Street Interactive, Inc	1,114,808

458,445	(a)	Sabre Corp	1,086,515

40,248	(a)	SeaWorld Entertainment, Inc	1,756,825

48,218	(a)	Shake Shack, Inc	4,230,647

117,049		Six Flags Entertainment Corp	4,027,656

28,123		Strategic Education, Inc	2,294,274

53,714	(a)	Stride, Inc	7,640,817

181,711		Super Group SGHC Ltd	1,475,493

127,885	(a)	Sweetgreen, Inc	2,491,200

39,028	(a)	Target Hospitality Corp	265,390

120,504	(a)	Udemy, Inc	827,863

60,161	(a)	Universal Technical Institute, Inc	1,688,118

32,389	(a)	Xponential Fitness, Inc	271,096

		TOTAL CONSUMER SERVICES	94,510,212

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%

40,650		Andersons, Inc	1,532,911

44,433	(a)	Chefs’ Warehouse, Inc	2,531,348

10,441	(a)	Guardian Pharmacy Services, Inc	261,443

51,841	(a)	HF Foods Group, Inc	194,404

17,795		Ingles Markets, Inc (Class A)	1,097,774

12,852		Natural Grocers by Vitamin Cottage, Inc	644,656

31,387		Pricesmart, Inc	3,185,467

41,941		SpartanNash Co	832,109

127,189	(a)	Sprouts Farmers Market, Inc	21,749,320

73,461	(a)	United Natural Foods, Inc	1,962,143

11,469		Village Super Market (Class A)	422,633

See Notes to Financial Statements	93

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)

20,317		Weis Markets, Inc	$1,747,059

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	36,161,267

		ENERGY - 4.5%

49,234	(a),(b)	Aemetis, Inc	62,035

49,857	(a)	Amplify Energy Corp	129,628

212,356		Archrock, Inc	4,996,737

50,724		Ardmore Shipping Corp	483,907

34,505		Aris Water Solution, Inc	861,245

95,770	(b)	Atlas Energy Solutions, Inc	1,295,768

96,397		Berry Corp	239,065

16,386	(a)	BKV Corp	297,078

262,921	(b)	Borr Drilling Ltd	446,966

30,105	(a)	Bristow Group, Inc	874,249

83,920		Cactus, Inc	3,183,925

87,842		California Resources Corp	3,031,427

17,533	(a)	Centrus Energy Corp	1,214,862

240,296		ChampionX Corp	5,798,342

211,719	(a)	Clean Energy Fuels Corp	306,992

185,653	(a)	CNX Resources Corp	5,463,768

117,547	(b)	Comstock Resources, Inc	2,147,584

63,121	(b)	Core Laboratories, Inc	717,686

66,429		Core Natural Resources, Inc	4,796,838

214,093		Crescent Energy Co	1,772,690

41,231	(b)	CVR Energy, Inc	777,617

81,397		Delek US Holdings, Inc	1,059,789

170,469		DHT Holdings, Inc	1,822,314

59,826		Diversified Energy Co plc	742,441

22,625	(a)	DMC Global, Inc	146,836

46,932		Dorian LPG Ltd	1,005,283

12,113	(a)	Drilling Tools International Corp	24,468

14,962	(a),(b)	Empire Petroleum Corp	68,676

241,021	(a),(b)	Encore Energy Corp	363,942

226,464	(a),(b)	Energy Fuels, Inc	1,023,617

42,535	(b)	Evolution Petroleum Corp	178,222

21,564		Excelerate Energy, Inc	551,607

123,988	(a)	Expro Group Holdings NV	1,025,381

37,358		FLEX LNG Ltd	881,275

25,108	(a)	Flowco Holdings, Inc	485,087

13,082	(a)	Forum Energy Technologies, Inc	191,651

23,218		FutureFuel Corp	95,426

16,684	(a)	Geospace Technologies Corp	107,445

125,692		Golar LNG Ltd	5,342,538

53,295		Granite Ridge Resources, Inc	256,349

86,315	(a)	Green Plains, Inc	309,008

15,935	(a)	Gulfport Energy Operating Corp	2,748,787

30,364	(a)	Hallador Energy Co	427,070

184,642	(a)	Helix Energy Solutions Group, Inc	1,124,470

122,621		Helmerich & Payne, Inc	2,316,311

16,274	(b)	HighPeak Energy, Inc	130,355

16,353	(a)	Infinity Natural Resources, Inc	251,019

45,388	(a)	Innovex International, Inc	685,359

49,743		International Seaways, Inc	1,689,272

49,726		Kinetik Holdings, Inc	2,055,673

55,561		Kodiak Gas Services, Inc	1,889,630

618,160	(a)	Kosmos Energy Ltd	951,966

197,961		Liberty Energy, Inc	2,276,551

220,281		Magnolia Oil & Gas Corp	4,522,369

31,375	(a)	Mammoth Energy Services, Inc	79,379

176,109		Murphy Oil Corp	3,615,518

12,281	(a)	Nabors Industries Ltd	329,622

5,622		Nacco Industries, Inc (Class A)	196,208

14,217	(a)	Natural Gas Services Group, Inc	255,479

94	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		ENERGY (continued)

96,594	(a)	Newpark Resources, Inc	$558,313

149,102	(a)	NextDecade Corp	1,115,283

168,009		Noble Corp plc	3,652,516

270,472		Nordic American Tankers Ltd	692,408

127,082		Northern Oil and Gas, Inc	3,088,093

127,654	(a)	Oceaneering International, Inc	2,265,858

85,619	(a)	Oil States International, Inc	300,523

72,500	(a)	Par Pacific Holdings, Inc	1,038,200

506,859		Patterson-UTI Energy, Inc	2,858,685

126,624		PBF Energy, Inc	2,175,400

151,682		Peabody Energy Corp	1,871,756

5,611	(a)	Prairie Operating Co	22,781

927	(a)	PrimeEnergy Corp	157,469

22,596	(a),(b)	ProFrac Holding Corp	93,773

118,855	(a)	ProPetro Holding Corp	591,898

14,835		Ranger Energy Services, Inc	164,520

20,077	(a)	Rex American Resources Corp	797,458

11,981		Riley Exploration Permian, Inc	295,691

156,488	(a)	Ring Energy, Inc	138,664

111,463		RPC, Inc	527,220

61,013	(a)	Sable Offshore Corp	1,138,503

34,213		SandRidge Energy, Inc	311,680

55,056		Scorpio Tankers, Inc	2,075,061

13,717	(a)	SEACOR Marine Holdings, Inc	66,939

80,088	(a)	Seadrill Ltd	1,645,007

115,474		Select Water Solutions, Inc	983,838

166,676		SFL Corp Ltd	1,370,077

97,770		Sitio Royalties Corp	1,658,179

147,823		SM Energy Co	3,368,886

39,633		Solaris Oilfield Infrastructure, Inc	837,842

179,863	(a)	Talos Energy, Inc	1,237,457

70,368		Teekay Corp Ltd	507,353

30,318		Teekay Tankers Ltd	1,290,637

157,128	(a)	Tetra Technologies, Inc	447,815

60,384	(a)	Tidewater, Inc	2,185,297

947,872	(a),(b)	Transocean Ltd	2,018,967

524,860	(a)	Uranium Energy Corp	2,755,515

446,155	(a),(b)	Ur-Energy, Inc	335,776

141,101		Vaalco Energy, Inc	461,400

79,971	(a)	Valaris Ltd	2,583,863

5,797	(a),(b)	Verde Clean Fuels, Inc	19,536

30,571	(a)	Vital Energy, Inc	433,497

32,817		Vitesse Energy, Inc	671,108

125,971	(b)	W&T Offshore, Inc	144,867

69,890		World Fuel Services Corp	1,753,540

		TOTAL ENERGY	132,833,951

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.6%

145,154		Acadia Realty Trust	2,772,441

91,760		Alexander & Baldwin, Inc	1,576,437

2,451		Alexander’s, Inc	505,886

17,127		Alpine Income Property Trust, Inc	264,612

62,733		American Assets Trust, Inc	1,174,989

191,395		American Healthcare REIT, Inc	6,178,231

170,337		Apartment Investment and Management Co	1,347,366

287,259		Apple Hospitality REIT, Inc	3,381,038

97,361		Armada Hoffler Properties, Inc	659,134

95,713		Braemar Hotels & Resorts, Inc	178,983

216,090		Brandywine Realty Trust	855,716

237,013		Broadstone Net Lease, Inc	3,834,870

16,093		BRT Apartments Corp	248,959

236,912		CareTrust REIT, Inc	6,934,414

28,443		CBL & Associates Properties, Inc	667,557

See Notes to Financial Statements	95

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

21,029		Centerspace	$1,269,310

58,471		Chatham Lodging Trust	401,696

54,938		City Office REIT, Inc	279,085

13,183		Clipper Realty, Inc	47,459

36,253		Community Healthcare Trust, Inc	619,201

141,772		Corporate Office Properties Trust	3,701,667

34,891		CTO Realty Growth, Inc	637,459

118,631		Curbline Properties Corp	2,715,464

268,370		DiamondRock Hospitality Co	1,969,836

279,271		Diversified Healthcare Trust	631,153

203,390		Douglas Emmett, Inc	2,812,884

50,668	(a)	Easterly Government Properties, Inc	1,021,974

180,702		Empire State Realty Trust, Inc	1,286,598

221,808		Essential Properties Realty Trust, Inc	7,135,563

51,722		Farmland Partners, Inc	520,323

120,487		Four Corners Property Trust, Inc	3,367,612

129,529		Franklin Street Properties Corp	204,656

18,010		FrontView REIT, Inc	224,044

63,291		Getty Realty Corp	1,771,515

53,876		Gladstone Commercial Corp	761,268

44,632		Gladstone Land Corp	443,196

83,263		Global Medical REIT, Inc	644,456

249,602		Global Net Lease, Inc	1,884,495

188,383		Hudson Pacific Properties, Inc	386,185

284,103		Independence Realty Trust, Inc	5,520,121

87,881		Industrial Logistics Properties Trust	230,248

35,287		Innovative Industrial Properties, Inc	1,916,437

98,462		InvenTrust Properties Corp	2,743,151

106,514		JBG SMITH Properties	1,489,066

273,805		Kite Realty Group Trust	5,927,878

363,810		Lexington Realty Trust	2,870,461

54,866		LTC Properties, Inc	1,968,043

316,841		Macerich Co	4,644,889

100,172		Mack-Cali Realty Corp	1,554,669

55,308		National Health Investors, Inc	4,185,156

16,945	(a)	NET Lease Office Properties	512,247

105,127		NETSTREIT Corp	1,710,416

24,700		NexPoint Diversified Real Estate Trust	86,697

29,346		NexPoint Residential Trust, Inc	1,094,019

18,263		One Liberty Properties, Inc	445,617

77,925		Orion Office REIT, Inc	142,603

182,090		Outfront Media, Inc	2,755,022

242,460		Paramount Group, Inc	1,040,153

41,999		Peakstone Realty Trust	483,409

158,549		Pebblebrook Hotel Trust	1,434,869

154,384		Phillips Edison & Co, Inc	5,357,125

153,196		Piedmont Office Realty Trust, Inc	905,388

52,945		Plymouth Industrial REIT, Inc	787,292

24,650		Postal Realty Trust, Inc	326,366

99,866		PotlatchDeltic Corp	3,833,856

194,320		RLJ Lodging Trust	1,362,183

73,960		Ryman Hospitality Properties, Inc	6,504,782

297,577		Sabra Health Care REIT, Inc	5,311,749

69,964		Safehold, Inc	1,101,933

10,947		Saul Centers, Inc	357,967

223,128		Service Properties Trust	401,630

63,500		SITE Centers Corp	751,840

91,147		SL Green Realty Corp	4,795,244

11,928		Strawberry Fields REIT, Inc	125,483

138,486		Summit Hotel Properties, Inc	563,638

249,237		Sunstone Hotel Investors, Inc	2,078,637

137,307		Tanger Factory Outlet Centers, Inc	4,326,544

96	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)

124,384		Terreno Realty Corp	$7,006,551

91,461		UMH Properties, Inc	1,616,116

296,169		Uniti Group, Inc	1,457,152

15,138		Universal Health Realty Income Trust	578,423

157,589		Urban Edge Properties	2,847,633

112,205		Washington REIT	1,747,032

62,723		Whitestone REIT	817,908

129,331		Xenia Hotels & Resorts, Inc	1,381,255

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	164,416,630

		FINANCIAL SERVICES - 6.7%

51,959	(a)	Acacia Research (Acacia Technologies)	160,553

22,327		AFC Gamma, Inc	123,022

37,607		AG. Mortgage Investment Trust, Inc	245,574

26,996		Alerus Financial Corp	536,681

45,450	(a),(b)	AlTi Global, Inc	155,894

12,950		Angel Oak Mortgage REIT, Inc	122,378

175,198		Apollo Commercial Real Estate Finance, Inc	1,641,605

230,397		Arbor Realty Trust, Inc	2,656,477

68,600		Ares Commercial Real Estate Corp	279,202

71,453		ARMOUR Residential REIT, Inc	1,176,831

80,387		Artisan Partners Asset Management, Inc	2,972,711

6,149	(a)	Atlanticus Holdings Corp	337,088

214,073	(a)	AvidXchange Holdings, Inc	1,740,414

6,474	(b)	B Riley Financial, Inc	18,969

32,871		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,258,959

450,190		BGC Group, Inc	4,078,721

220,399		Blackstone Mortgage Trust, Inc	4,198,601

62,579		Bread Financial Holdings, Inc	2,969,374

33,946		Brightsphere Investment Group, Inc	914,505

174,785		BrightSpire Capital, Inc	875,673

251,880		Burford Capital Ltd	3,420,530

70,824		Cannae Holdings, Inc	1,254,293

67,154	(a)	Cantaloupe, Inc	537,232

17,461		Cass Information Systems, Inc	711,361

20,932		Chicago Atlantic Real Estate Finance, Inc	302,886

105,333		Chimera Investment Corp	1,299,809

116,554		Claros Mortgage Trust, Inc	286,723

34,967		Cohen & Steers, Inc	2,668,681

82,564		Compass Diversified Trust	1,419,275

9,260	(a)	Consumer Portfolio Services, Inc	85,470

9,541	(a)	Dave, Inc	904,678

3,479		Diamond Hill Investment Group, Inc	438,284

203,753		DigitalBridge Group, Inc	1,711,525

36,184	(a)	Donnelley Financial Solutions, Inc	1,744,069

107,788		Dynex Capital, Inc	1,329,026

113,125		Ellington Financial, Inc	1,474,019

36,163		Enact Holdings, Inc	1,294,274

31,275	(a)	Encore Capital Group, Inc	1,075,860

32,053	(a)	Enova International, Inc	2,942,145

131,822		Essent Group Ltd	7,504,626

80,158		EVERTEC, Inc	2,720,563

11,670		Federal Agricultural Mortgage Corp	2,046,101

49,036		FirstCash Holdings, Inc	6,568,863

155,228	(a)	Flywire Corp	1,460,696

10,072	(a),(b)	Forge Global Holdings, Inc	145,943

101,830		Franklin BSP Realty Trust, Inc	1,158,825

48,335	(b)	GCM Grosvenor, Inc	606,121

75,993		Granite Point Mortgage Trust, Inc	149,706

71,377	(a)	Green Dot Corp	597,426

50,000		Hamilton Lane, Inc	7,724,500

147,705	(b)	Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,689,671

39,308	(a)	International Money Express, Inc	488,205

See Notes to Financial Statements	97

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)

78,383		Invesco Mortgage Capital, Inc	$574,547

92,195		Jackson Financial, Inc	7,182,912

75,861		KKR Real Estate Finance Trust, Inc	701,714

142,646		Ladder Capital Corp	1,489,224

142,001	(a)	LendingClub Corp	1,387,350

12,882	(a)	LendingTree, Inc	664,582

2,137		MarketWise, Inc	29,149

585,111	(a)	Marqeta, Inc	2,445,764

18,781		Medallion Financial Corp	165,273

23,122		Merchants Bancorp	695,510

132,837		MFA Financial, Inc	1,304,459

89,990		Moelis & Co	4,821,664

79,689	(a)	Mr Cooper Group, Inc	9,483,788

97,154		Navient Corp	1,202,767

90,322	(a)	NCR Corp ATM	2,521,790

18,068		Nelnet, Inc (Class A)	1,916,834

46,524	(a)	NerdWallet, Inc	416,855

113,687		New York Mortgage Trust, Inc	667,343

30,932		NewtekOne, Inc	321,693

8,157		Nexpoint Real Estate Finance, Inc	119,337

99,152	(a)	NMI Holdings, Inc	3,586,328

8,575	(a)	Ocwen Financial Corp	321,648

138,168	(a),(b)	Open Lending Corp	171,328

24,576		OppFi, Inc	229,786

100,578		Orchid Island Capital, Inc	719,133

49,086		P10, Inc	543,382

228,343	(a)	Pagseguro Digital Ltd	2,290,280

72,267		Patria Investments Ltd	757,358

337,796	(a)	Payoneer Global, Inc	2,374,706

36,789	(a)	Paysafe Ltd	560,296

43,694	(a)	Paysign Inc	104,866

33,705		PennyMac Financial Services, Inc	3,284,215

107,299		PennyMac Mortgage Investment Trust	1,377,719

68,871		Perella Weinberg Partners	1,182,515

22,149		Piper Jaffray Cos	5,340,567

29,574		PJT Partners, Inc	4,190,932

50,492	(a)	PRA Group, Inc	924,004

25,156	(a)	Priority Technology Holdings Inc	182,633

50,504		PROG Holdings, Inc	1,331,285

187,749		Radian Group, Inc	5,996,703

212,565		Ready Capital Corp	945,914

172,173		Redwood Trust, Inc	1,069,194

8,665		Regional Management Corp	285,338

187,784	(a)	Remitly Global, Inc	3,796,992

115,310	(a)	Repay Holdings Corp	461,240

16,624		Seven Hills Realty Trust	198,324

15,969	(a),(b)	Sezzle, Inc	829,590

13,835		Silvercrest Asset Management Group, Inc	211,676

83,609		StepStone Group, Inc	4,181,286

362,194	(a)	StoneCo Ltd	5,092,448

55,067	(a)	StoneX Group, Inc	4,877,009

13,393		Sunrise Realty Trust, Inc	144,109

4,871		SWK Holdings Corp	68,632

72,196		TPG RE Finance Trust, Inc	551,577

128,037		Two Harbors Investment Corp	1,519,799

101,455	(a)	Upstart Holdings, Inc	4,849,549

1,276		Value Line, Inc	52,188

9,762	(a)	Velocity Financial, Inc	174,447

51,800		Victory Capital Holdings, Inc	2,967,622

8,534		Virtus Investment Partners, Inc	1,310,737

40,566		Walker & Dunlop, Inc	3,104,922

21,757		Waterstone Financial, Inc	263,260

98	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES (continued)

174,623		WisdomTree, Inc	$1,519,220

3,965	(a)	World Acceptance Corp	511,961

		TOTAL FINANCIAL SERVICES	198,793,891

		FOOD, BEVERAGE & TOBACCO - 1.5%

8,749		Alico, Inc	249,697

97,456		B&G Foods, Inc (Class A)	671,472

79,731	(a),(b)	Beyond Meat, Inc	197,733

70,323	(a),(b)	BRC, Inc	160,336

22,401		Calavo Growers, Inc	618,716

55,554		Cal-Maine Foods, Inc	5,187,077

91,330		Dole plc	1,387,303

6,332	(a)	Forafric Global plc	51,986

40,687		Fresh Del Monte Produce, Inc	1,383,765

108,034	(a)	Hain Celestial Group, Inc	328,423

23,066	(a)	Ispire Technology, Inc	63,662

19,350		J&J Snack Foods Corp	2,507,567

10,388		John B Sanfilippo & Son, Inc	688,413

24,657		Lancaster Colony Corp	4,013,666

5,951	(a)	Lifeway Foods, Inc	140,920

23,415		Limoneira Co	351,927

44,117	(a)	MamaMancini’s Holdings, Inc	291,172

16,087		MGP Ingredients, Inc	474,084

58,729	(a)	Mission Produce, Inc	615,186

29,344		National Beverage Corp	1,302,874

251,996		Primo Brands Corp	8,232,709

5,612	(a)	Seneca Foods Corp	503,340

116,777	(a)	Simply Good Foods Co	4,216,818

122,582	(a)	SunOpta, Inc	529,554

62,035	(a)	TreeHouse Foods, Inc	1,444,795

22,190		Turning Point Brands, Inc	1,362,022

29,616		Universal Corp	1,725,724

81,484		Utz Brands, Inc	1,082,922

50,260	(a)	Vita Coco Co, Inc	1,661,093

41,607	(a)	Vital Farms, Inc	1,424,624

45,145	(a),(b)	Westrock Coffee Co	261,841

83,502	(b)	WK Kellogg Co	1,497,191

		TOTAL FOOD, BEVERAGE & TOBACCO	44,628,612

		HEALTH CARE EQUIPMENT & SERVICES - 6.2%

125,546	(a)	Accuray, Inc	194,596

121,336	(a)	AdaptHealth Corp	1,032,569

21,998	(a)	Addus HomeCare Corp	2,299,891

384,071	(a)	agilon health, Inc	1,636,142

17,003	(a),(b)	AirSculpt Technologies, Inc	36,897

126,752	(a)	Alignment Healthcare, Inc	2,246,045

126,853	(a)	Alphatec Holdings, Inc	1,392,846

50,396	(a)	AMN Healthcare Services, Inc	1,029,590

51,827	(a)	Angiodynamics, Inc	481,473

19,370	(a),(b)	Anteris Technologies Global Corp	95,881

53,817	(a)	Apollo Medical Holdings, Inc	1,677,476

30,670	(a)	Ardent Health Partners, Inc	390,429

58,710	(a)	AtriCure, Inc	1,756,016

62,533	(a)	Avanos Medical, Inc	784,789

60,420	(a)	Aveanna Healthcare Holdings, Inc	278,536

54,514	(a)	Axogen, Inc	886,943

17,044	(a)	Beta Bionics, Inc	188,336

50,773	(a)	Bioventus, Inc	371,151

70,765	(a),(b)	BrightSpring Health Services, Inc	1,240,510

247,740	(a)	Brookdale Senior Living, Inc	1,625,174

33,263	(a)	Castle Biosciences, Inc	666,923

15,665	(a)	Ceribell, Inc	252,050

237,114	(a)	Cerus Corp	312,990

160,384	(a)	Community Health Systems, Inc	437,848

See Notes to Financial Statements	99

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

138,533	(b)	Concentra Group Holdings Parent, Inc	$3,013,093

39,162		Conmed Corp	1,923,246

33,736	(a)	Corvel Corp	3,669,127

37,288	(a)	Cross Country Healthcare, Inc	505,252

49,896	(a)	CryoLife, Inc	1,182,036

15,323	(a)	CVRx, Inc	112,164

71,723	(a)	Definitive Healthcare Corp	195,087

136,849	(a),(b)	DocGo, Inc	305,173

68,682		Embecta Corp	837,234

57,663	(a)	Enhabit, Inc	460,727

70,197		Ensign Group, Inc	9,054,711

149,014	(a)	Evolent Health, Inc	1,469,278

45,180	(a),(b)	Fractyl Health, Inc	57,379

27,932	(a)	Fulgent Genetics, Inc	484,620

15,569	(a)	GeneDx Holdings Corp	1,040,788

61,519	(a)	Glaukos Corp	5,798,166

150,676	(a)	Guardant Health, Inc	7,116,427

62,898	(a)	Haemonetics Corp	3,963,832

76,936	(a)	Health Catalyst, Inc	303,897

108,346	(a)	HealthEquity, Inc	9,287,419

30,326		HealthStream, Inc	1,019,863

243,376	(a)	Hims & Hers Health, Inc	8,055,746

26,946	(a)	ICU Medical, Inc	3,680,554

25,023	(a)	InfuSystem Holdings, Inc	118,109

85,134	(a)	Inmode Ltd	1,200,389

21,483	(a)	Innovage Holding Corp	67,242

32,057	(a)	Inogen, Inc	228,566

42,379	(a)	Integer Holdings Corp	5,352,891

87,555	(a)	Integra LifeSciences Holdings Corp	1,435,026

9,882		iRadimed Corp	517,916

39,651	(a)	iRhythm Technologies, Inc	4,238,295

15,418	(a)	Joint Corp	154,334

86,925	(a)	Lantheus Holdings, Inc	9,069,754

25,330		LeMaitre Vascular, Inc	2,298,444

46,916	(a)	LifeMD, Inc	345,302

171,937	(a)	LifeStance Health Group, Inc	1,129,626

68,088	(a)	LivaNova plc	2,519,256

72,177	(a)	Merit Medical Systems, Inc	6,817,118

13,635	(a),(b)	ModivCare, Inc	16,226

73,732	(a),(b)	Nano-X Imaging Ltd	370,872

16,009		National Healthcare Corp	1,512,690

19,429		National Research Corp	220,713

281,153	(a)	Neogen Corp	1,419,823

165,130	(a)	NeoGenomics, Inc	1,056,006

18,420	(a)	NeuroPace, Inc	215,330

132,996	(a)	Novocure Ltd	2,412,547

56,375	(a)	Omnicell, Inc	1,762,283

409,092	(a)	Opko Health, Inc	564,547

21,914	(a)	OptimizeRx Corp	199,856

216,321	(a)	Option Care Health, Inc	6,989,332

99,167	(a)	OraSure Technologies, Inc	296,509

31,439	(a)	Orchestra BioMed Holdings, Inc	93,374

41,700	(a)	Orthofix Medical, Inc	580,047

20,885	(a)	OrthoPediatrics Corp	434,826

94,117	(a)	Owens & Minor, Inc	664,466

49,341	(a)	PACS Group, Inc	475,154

106,252	(a)	Pediatrix Medical Group, Inc	1,368,526

41,995	(a)	Pennant Group, Inc	1,075,912

91,816	(a)	Performant Financial Corp	216,686

69,839	(a)	Phreesia, Inc	1,743,181

131,950	(a)	Privia Health Group, Inc	3,098,186

55,924	(a)	PROCEPT BioRobotics Corp	3,018,778

100	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		HEALTH CARE EQUIPMENT & SERVICES (continued)

93,151	(a)	Progyny, Inc	$2,127,569

47,757	(a)	Pulmonx Corp	230,666

22,441	(a),(b)	Pulse Biosciences, Inc	381,946

55,552	(a)	Quipt Home Medical Corp	119,437

84,083	(a)	RadNet, Inc	4,404,268

47,627	(a)	RxSight, Inc	701,069

5,089	(a),(b)	Sanara Medtech, Inc	162,543

70,390	(a)	Schrodinger, Inc	1,804,096

139,040		Select Medical Holdings Corp	2,536,090

8,714	(a),(b)	Semler Scientific, Inc	281,724

54,102	(a)	SI-BONE, Inc	738,492

47,520	(a)	Sight Sciences, Inc	144,936

20,907		Simulations Plus, Inc	718,155

4,594	(a)	Sonida Senior Living, Inc	106,673

62,952	(a)	STAAR Surgical Co	1,149,504

73,990	(a),(b)	Stereotaxis, Inc	147,980

95,172	(a)	Surgery Partners, Inc	2,089,025

17,758	(a)	SurModics, Inc	497,402

31,396	(a)	Tactile Systems Technology, Inc	443,312

133,639	(a)	Talkspace, Inc	410,272

83,993	(a)	Tandem Diabetes Care, Inc	1,415,282

211,917	(a)	Teladoc Health, Inc	1,523,683

41,161	(a),(b)	TransMedics Group, Inc	3,787,224

61,173	(a)	Treace Medical Concepts, Inc	433,105

9,076	(a)	UFP Technologies, Inc	1,892,709

19,725		US Physical Therapy, Inc	1,402,645

3,897		Utah Medical Products, Inc	201,670

53,665	(a)	Varex Imaging Corp	446,493

47,009	(a)	Viemed Healthcare, Inc	332,354

99,524	(a)	Waystar Holding Corp	3,699,307

34,878	(a)	Zimvie, Inc	315,995

18,760	(a),(b)	Zynex, Inc	31,142

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	184,825,826

		HOUSEHOLD & PERSONAL PRODUCTS - 0.6%

43,730	(a),(b)	Beauty Health Co	43,358

11,565	(a)	Central Garden & Pet Co	388,121

65,739	(a)	Central Garden and Pet Co (Class A)	1,943,902

61,954		Edgewell Personal Care Co	1,892,695

89,637		Energizer Holdings, Inc	2,423,785

131,960	(a)	Herbalife Ltd	950,112

108,394	(a)	Honest Co, Inc	519,207

22,659		Inter Parfums, Inc	2,474,363

14,608	(a)	Medifast, Inc	191,949

18,571	(a)	Nature’s Sunshine Products, Inc	228,795

67,415		Nu Skin Enterprises, Inc (Class A)	426,737

10,997		Oil-Dri Corp of America	462,864

118,124	(a),(b)	Olaplex Holdings, Inc	154,742

14,485	(a)	USANA Health Sciences, Inc	406,884

31,500	(a)	Waldencast plc	85,680

17,145		WD-40 Co	3,915,232

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,508,426

		INSURANCE - 2.3%

59,995	(a)	AMBAC Financial Group, Inc	478,760

23,078		Amerisafe, Inc	1,072,896

20,323	(a)	Bowhead Specialty Holdings, Inc	816,781

85,863	(a)	BRP Group, Inc	3,573,618

127,762		CNO Financial Group, Inc	4,847,290

15,196		Crawford & Co	168,980

19,550		Donegal Group, Inc (Class A)	378,293

31,578		Employers Holdings, Inc	1,534,375

16,030	(a)	Enstar Group Ltd	5,360,592

22,400		F&G Annuities & Life, Inc	779,744

See Notes to Financial Statements	101

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		INSURANCE (continued)

61,873		Fidelis Insurance Holdings Ltd	$1,011,624

536,395	(a)	Genworth Financial, Inc (Class A)	3,679,670

5,436	(a)	GoHealth, Inc	57,241

28,345		Goosehead Insurance, Inc	2,755,417

29,915	(a)	Greenlight Capital Re Ltd (Class A)	392,335

51,454	(a)	Hamilton Insurance Group Ltd	951,899

10,637	(b)	HCI Group, Inc	1,556,193

27,213	(a)	Heritage Insurance Holdings, Inc	514,326

24,802	(a)	Hippo Holdings, Inc	573,422

51,238		Horace Mann Educators Corp	2,128,427

1,606		Investors Title Co	371,291

39,977		James River Group Holdings Ltd	190,291

15,529	(a)	Kingsway Financial Services, Inc	134,326

65,227	(a),(b)	Lemonade, Inc	1,905,933

115,265	(a),(b)	Maiden Holdings Ltd	161,371

62,428	(a)	MBIA, Inc	292,787

33,067		Mercury General Corp	1,832,573

11,769	(a)	NI Holdings, Inc	147,113

254,207	(a)	Oscar Health, Inc	3,307,233

32,860	(a)	Palomar Holdings, Inc	4,765,357

62,481	(a)	ProAssurance Corp	1,450,184

10,987	(a)	Root, Inc	1,534,554

18,460		Safety Insurance Group, Inc	1,412,190

76,813		Selective Insurance Group, Inc	6,700,398

169,109	(a)	Selectquote, Inc	536,076

116,852	(a)	SiriusPoint Ltd	1,963,114

47,480	(a)	Skyward Specialty Insurance Group, Inc	2,520,713

33,875		Stewart Information Services Corp	2,218,135

33,806		Tiptree, Inc	754,212

40,569	(a)	Trupanion, Inc	1,484,825

28,478		United Fire Group, Inc	787,986

31,184		United Insurance Holdings Corp	356,433

30,563		Universal Insurance Holdings, Inc	740,847

		TOTAL INSURANCE	68,199,825

		MATERIALS - 3.9%

33,406	(a)	Advanced Emissions Solutions, Inc	126,609

32,143		AdvanSix, Inc	688,503

13,579	(a)	Alpha Metallurgical Resources, Inc	1,647,812

38,046		American Vanguard Corp	160,554

195,791		Ardagh Metal Packaging S.A.	726,385

68,518	(a),(b)	ASP Isotopes, Inc	361,775

79,148	(a)	Aspen Aerogels, Inc	427,399

114,301		Avient Corp	3,807,366

40,806		Balchem Corp	6,388,179

67,495		Cabot Corp	5,301,057

22,143		Caledonia Mining Corp plc	291,623

60,747		Carpenter Technology Corp	11,882,721

68,709	(a)	Century Aluminum Co	1,127,515

18,482	(a)	Clearwater Paper Corp	496,427

789,460	(a)	Coeur Mining, Inc	4,381,503

143,582		Commercial Metals Co	6,395,142

38,394		Compass Minerals International, Inc	516,015

166,236	(a)	Constellium SE	1,680,646

13,512	(a),(b)	Contango ORE, Inc	189,979

10,158	(a)	Core Molding Technologies, Inc	156,230

9,649	(a),(b)	Critical Metals Corp	15,535

90,054	(a)	Dakota Gold Corp	243,146

149,140	(a)	Ecovyst, Inc	891,857

30,374		Greif, Inc (Class A)	1,594,028

5,661		Greif, Inc (Class B)	314,582

69,814		H.B. Fuller Co	3,772,749

24,481		Hawkins, Inc	2,981,296

102	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		MATERIALS (continued)

754,212		Hecla Mining Co	$4,314,093

417,533	(a),(b)	i-80 Gold Corp	256,449

46,833	(a)	Ingevity Corp	1,544,552

31,275		Innospec, Inc	2,798,487

15,133	(a)	Intrepid Potash, Inc	499,994

113,270	(a)	Ivanhoe Electric, Inc	713,601

20,923		Kaiser Aluminum Corp	1,348,697

71,573	(a)	Knife River Corp	6,683,487

25,927		Koppers Holdings, Inc	649,731

18,269		Kronos Worldwide, Inc	140,854

49,406	(a),(b)	Lifezone Metals Ltd	176,873

73,197	(a)	LSB Industries, Inc	466,997

25,512		Materion Corp	2,117,751

68,176	(a)	Metals Acquisition Ltd	612,902

39,156		Minerals Technologies, Inc	2,020,058

49,769		Myers Industries, Inc	522,574

10,495	(b)	Northern Technologies International Corp	78,188

315,218	(a)	Novagold Resources, Inc	1,333,372

192,965	(a)	O-I Glass, Inc	2,442,937

13,469		Olympic Steel, Inc	434,375

74,081		Orion S.A.	891,935

165,820	(a)	Perimeter Solutions, Inc	1,679,757

51,867	(a)	Perpetua Resources Corp	764,001

24,661	(a),(b)	Piedmont Lithium, Inc	184,464

144,601	(a),(b)	PureCycle Technologies, Inc	970,273

18,232		Quaker Chemical Corp	1,931,498

7,313		Ramaco Resources, Inc	67,060

31,252	(b)	Ramaco Resources, Inc	315,020

57,761	(a)	Ranpak Holdings Corp	237,398

83,699	(a)	Rayonier Advanced Materials, Inc	356,558

32,010		Ryerson Holding Corp	748,394

34,222		Schnitzer Steel Industries, Inc (Class A)	1,003,731

51,094		Schweitzer-Mauduit International, Inc	261,090

52,938		Sensient Technologies Corp	4,973,525

6,070	(a),(b)	Smith-Midland Corp	182,039

255,807	(a)	SSR Mining, Inc	2,721,786

26,874		Stepan Co	1,358,749

101,262		SunCoke Energy, Inc	917,434

42,914		Sylvamo Corp	2,558,533

53,884	(a)	TimkenSteel Corp	681,633

24,258	(a)	Tredegar Corp	188,485

52,601		Trimas Corp	1,265,054

156,001		Tronox Holdings plc	843,965

13,265		United States Lime & Minerals, Inc	1,240,410

1,005		Valhi, Inc	17,326

65,198		Warrior Met Coal, Inc	3,117,768

42,462		Worthington Steel, Inc	1,089,575

		TOTAL MATERIALS	116,290,066

		MEDIA & ENTERTAINMENT - 1.8%

143,211	(a)	Advantage Solutions, Inc	191,903

494,960	(a)	AMC Entertainment Holdings, Inc	1,321,543

43,573	(a)	AMC Networks, Inc	278,867

12,450	(a),(b)	Atlanta Braves Holdings, Inc	540,953

63,272	(a)	Atlanta Braves Holdings, Inc	2,522,022

30,157	(a)	Boston Omaha Corp	468,338

107,266	(a)	Bumble, Inc	452,663

7,309		Cable One, Inc	1,953,476

54,319	(a),(b)	Cardlytics, Inc	78,219

107,936	(a)	Cargurus, Inc	3,017,891

79,177	(a)	Cars.com, Inc	921,620

140,088		Cinemark Holdings, Inc	4,190,032

452,701	(a)	Clear Channel Outdoor Holdings, Inc	445,548

See Notes to Financial Statements	103

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		MEDIA & ENTERTAINMENT (continued)

1,849	(a)	Daily Journal Corp	$700,734

152,487	(a),(b)	EchoStar Corp (Class A)	3,427,908

19,910	(b)	Emerald Holding, Inc	78,246

78,418		Entravision Communications Corp (Class A)	143,505

111,285	(a)	Eventbrite, Inc	235,924

32,174	(a)	EverQuote, Inc	763,811

421,261	(a)	fuboTV, Inc	1,263,783

18,540	(a)	Gambling.com Group Ltd	238,610

167,414	(a)	Gannett Co, Inc	535,725

135,943	(a),(b)	Getty Images Holdings, Inc	259,651

26,520	(a),(b)	Golden Matrix Group, Inc	49,858

116,164		Gray Television, Inc	389,149

31,057	(a)	Grindr, Inc	682,322

18,575	(a),(b)	Ibotta, Inc	906,460

137,008	(a)	iHeartMedia, Inc	141,118

55,559	(a)	IMAX Corp	1,351,751

97,131	(a)	Integral Ad Science Holding Corp	686,716

49,657		John Wiley & Sons, Inc (Class A)	2,167,032

78,321	(a),(b)	Lions Gate Entertainment Corp (Class A)	695,491

159,743	(a)	Lions Gate Entertainment Corp (Class B)	1,274,749

89,692	(a),(b)	LiveOne, Inc	78,785

48,593	(a)	Madison Square Garden Entertainment Corp	1,576,357

156,567	(a)	Magnite, Inc	1,861,582

30,233		Marcus Corp	493,100

39,531	(a)	MediaAlpha, Inc	332,060

88,073		National CineMedia, Inc	504,658

236,150	(a)	Nextdoor Holdings, Inc	347,141

55,980	(a)	Outbrain, Inc	198,169

110,418	(a)	Playstudios, Inc	140,231

54,478	(a)	PubMatic, Inc	532,250

69,954	(a)	QuinStreet, Inc	1,225,594

28,672	(a)	Reservoir Media, Inc	215,040

31,672		Scholastic Corp	571,046

27,326		Shutterstock, Inc	436,123

41,506		Sinclair, Inc	597,686

32,845	(a),(b)	Sphere Entertainment Co	895,026

107,265	(a)	Stagwell, Inc	598,539

34,112	(a),(b)	System1, Inc	19,710

34,289	(a)	TechTarget, Inc	273,283

204,445		TEGNA, Inc	3,318,142

47,661	(a)	Thryv Holdings, Inc	652,956

15,132		Townsquare Media, Inc	100,174

115,068	(a)	TrueCar, Inc	171,451

174,234	(a)	Vimeo, Inc	878,139

97,832	(a),(b)	Vivid Seats, Inc	274,908

18,931	(a),(b)	Webtoon Entertainment, Inc	170,379

73,523	(a)	WideOpenWest, Inc	322,031

79,965	(a)	Yelp, Inc	2,805,172

51,941	(a)	Ziff Davis, Inc	1,533,818

96,597	(a)	ZipRecruiter, Inc	498,441

		TOTAL MEDIA & ENTERTAINMENT	53,997,609

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.7%

50,936	(a),(b)	2seventy bio, Inc	254,171

40,444	(a)	4D Molecular Therapeutics, Inc	136,296

144,944	(a)	89bio, Inc	1,162,451

108,711	(a)	Absci Corp	333,743

149,469	(a)	Acadia Pharmaceuticals, Inc	2,182,247

94,925	(a),(b)	ACELYRIN, Inc	234,465

46,668	(a),(b)	Achieve Life Sciences, Inc	121,337

11,821	(a)	Acrivon Therapeutics, Inc	16,549

35,556	(a),(b)	Actinium Pharmaceuticals, Inc	54,045

56,664	(a),(b)	Acumen Pharmaceuticals, Inc	64,030

104	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

107,119	(a),(b)	Adagio Therapeutics, Inc	$67,506

144,088	(a)	Adaptive Biotechnologies Corp	1,060,488

94,938	(a)	ADC Therapeutics S.A.	135,761

288,572	(a)	ADMA Biologics, Inc	6,868,014

28,229	(a),(b)	Adverum Biotechnologies, Inc	92,027

440	(b)	Aerovate Therapeutics, Inc	4,176

3,303	(a),(b)	Agenus, Inc	9,546

72,273	(a)	Agios Pharmaceuticals, Inc	2,145,785

280,416	(a)	Akebia Therapeutics, Inc	675,803

94,111	(a)	Akero Therapeutics, Inc	4,292,403

33,158	(a),(b)	Akoya Biosciences, Inc	39,790

62,944	(a)	Aldeyra Therapeutics, Inc	166,802

109,634	(a)	Alector, Inc	131,561

202,476	(a)	Alkermes plc	5,825,235

170,147	(a),(b)	Allogene Therapeutics, Inc	285,847

90,427	(a),(b)	Altimmune, Inc	474,742

28,262	(a),(b)	Alto Neuroscience, Inc	70,372

17,097	(a),(b)	Alumis, Inc	70,782

36,722	(a),(b)	ALX Oncology Holdings, Inc	19,830

367,750	(a)	Amicus Therapeutics, Inc	2,824,320

203,186	(a)	Amneal Pharmaceuticals, Inc	1,556,405

49,661	(a)	Amphastar Pharmaceuticals, Inc	1,212,225

26,611	(a),(b)	AnaptysBio, Inc	591,296

89,072	(a),(b)	Anavex Life Sciences Corp	846,184

22,784	(a)	ANI Pharmaceuticals, Inc	1,613,563

18,321	(a)	Anika Therapeutics, Inc	266,204

127,185	(a)	Annexon, Inc	236,564

46,522	(a)	Apogee Therapeutics, Inc	1,825,988

130,554	(a),(b)	Applied Therapeutics, Inc	53,423

100,616	(a),(b)	Aquestive Therapeutics, Inc	294,302

189,039	(a)	Arbutus Biopharma Corp	671,088

55,291	(a)	Arcellx, Inc	3,591,150

31,233	(a)	Arcturus Therapeutics Holdings, Inc	400,095

73,878	(a)	Arcus Biosciences, Inc	646,432

131,870	(a)	Arcutis Biotherapeutics, Inc	1,966,182

297,612	(a)	Ardelyx, Inc	1,638,354

37,327	(a),(b)	ArriVent Biopharma, Inc	793,572

149,190	(a)	Arrowhead Pharmaceuticals, Inc	2,072,249

63,353	(a),(b)	ARS Pharmaceuticals, Inc	885,041

18,611	(a)	Artiva Biotherapeutics, Inc	44,480

84,375	(a)	Arvinas, Inc	811,687

55,991	(a)	Astria Therapeutics, Inc	288,914

105,147	(a)	Atea Pharmaceuticals, Inc	310,184

170,733	(a)	Atossa Therapeutics, Inc	153,301

62,773	(a)	Aura Biosciences, Inc	365,967

173,755	(a)	Aurinia Pharmaceuticals, Inc	1,431,741

109,973	(a)	Avadel Pharmaceuticals plc	977,660

143,577	(a)	Avidity Biosciences, Inc	4,687,789

34,057	(a),(b)	Avita Medical, Inc	330,012

46,825	(a)	Axsome Therapeutics, Inc	5,257,979

114,564	(a),(b)	Beam Therapeutics, Inc	2,283,261

25,028	(a),(b)	Bicara Therapeutics, Inc	359,652

15,448	(a)	BioAge Labs, Inc	64,882

259,682	(a)	BioCryst Pharmaceuticals, Inc	2,298,186

107,679	(a)	Biohaven Ltd	2,381,859

47,217	(a)	BioLife Solutions, Inc	1,138,402

37,547	(a),(b)	Biomea Fusion, Inc	78,849

36,459	(a)	Biote Corp	121,408

50,392	(a),(b)	Black Diamond Therapeutics, Inc	85,666

80,149	(a)	Blueprint Medicines Corp	7,173,335

21,523	(a)	Boundless Bio, Inc	37,880

179,067	(a)	Bridgebio Pharma, Inc	6,869,010

See Notes to Financial Statements	105

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

79,561	(a),(b)	C4 Therapeutics, Inc	$130,480

58,462	(a),(b)	Cabaletta Bio, Inc	77,170

36,870	(a),(b)	Candel Therapeutics, Inc	181,032

41,020	(a),(b)	Capricor Therapeutics, Inc	520,954

75,661	(a),(b)	Cardiff Oncology, Inc	207,311

61,616	(a)	CareDx, Inc	1,040,078

45,599	(a),(b)	Cargo Therapeutics, Inc	208,387

111,659	(a),(b)	Caribou Biosciences, Inc	95,011

51,056	(a),(b)	Cassava Sciences, Inc	79,647

9,472	(a),(b)	Catalyst Biosciences, Inc	92,447

142,870	(a)	Catalyst Pharmaceuticals, Inc	3,470,312

42,365	(a)	Celcuity, Inc	471,946

80,921	(a)	Celldex Therapeutics, Inc	1,685,584

62,039	(a)	Century Therapeutics, Inc	33,600

65,969	(a)	CG oncology, Inc	1,777,205

78,524	(a),(c)	Chinook Therapeutics, Inc	30,624

53,281	(a)	ChromaDex Corp	418,256

20,234	(a)	Cibus, Inc	43,503

105,313	(a)	Codexis, Inc	242,220

118,814	(a)	Cogent Biosciences, Inc	619,021

95,056	(a),(b)	Coherus Biosciences, Inc	97,908

39,576	(a)	Collegium Pharmaceutical, Inc	1,068,354

124,245	(a),(b)	Compass Therapeutics, Inc	231,096

13,307	(a)	Contineum Therapeutics, Inc	54,692

13,792	(a),(b)	Corbus Pharmaceuticals Holdings, Inc	103,026

101,846	(a)	Corcept Therapeutics, Inc	7,320,690

74,251	(a),(b)	CorMedix, Inc	682,367

115,506	(a)	Crinetics Pharmaceuticals, Inc	3,856,745

59,106	(a)	CryoPort, Inc	329,811

68,727	(a)	Cullinan Oncology, Inc	569,060

152,388	(a)	Cytek Biosciences, Inc	565,359

143,643	(a)	Cytokinetics, Inc	6,153,666

70,965	(a)	Day One Biopharmaceuticals, Inc	552,108

160,496	(a)	Denali Therapeutics, Inc	2,672,258

36,533	(a),(b)	Design Therapeutics, Inc	177,550

7,309	(a),(b)	Diffusion Pharmaceuticals, Inc	66,220

27,548	(a)	Disc Medicine, Inc	1,361,422

171,022	(a)	Dynavax Technologies Corp	2,009,508

107,095	(a)	Dyne Therapeutics, Inc	1,262,650

89,095	(a)	Edgewise Therapeutics, Inc	1,461,158

111,593	(a),(b)	Editas Medicine, Inc	184,128

70,813	(a)	Elevation Oncology, Inc	26,314

39,034	(a),(b)	Eliem Therapeutics, Inc	52,306

25,834	(a)	Enanta Pharmaceuticals, Inc	157,329

45,563	(a),(b)	Enliven Therapeutics, Inc	862,963

151,681	(a),(b)	Enochian Biosciences Inc	54,560

33,481	(a)	Entrada Therapeutics, Inc	305,682

235,428	(a)	Erasca, Inc	343,725

244,777	(a),(b)	Esperion Thereapeutics, Inc	244,630

65,825	(a)	Evolus, Inc	750,405

85,530	(a)	EyePoint Pharmaceuticals, Inc	583,315

136,284	(a)	Fate Therapeutics, Inc	174,444

24,461	(a),(b)	Fennec Pharmaceuticals, Inc	147,744

34,540	(a)	Fibrobiologics, Inc	38,685

385,828	(a)	Fluidigm Corp	428,269

33,661	(a)	Foghorn Therapeutics, Inc	141,376

8,283	(a),(b)	Frequency Therapeutics, Inc	147,023

67,540	(a)	Fulcrum Therapeutics, Inc	260,029

27,623	(a),(b)	Galectin Therapeutics, Inc	37,844

64,890	(a)	Generation Bio Co	28,104

774,921	(a)	Geron Corp	1,092,639

8,122	(a),(b)	Greenwich Lifesciences, Inc	82,032

106	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

157,530	(a)	Halozyme Therapeutics, Inc	$9,675,493

49,502	(a)	Harmony Biosciences Holdings, Inc	1,458,824

39,598	(a)	Harrow Health, Inc	980,842

159,504	(a),(b)	Heron Therapeutics, Inc	386,000

119,313	(a),(b)	Humacyte, Inc	173,004

110,921	(a)	Ideaya Biosciences, Inc	2,232,840

20,139	(a)	IGM Biosciences, Inc	27,893

192,396	(a),(b)	ImmunityBio, Inc	482,914

91,913	(a),(b)	Immunome, Inc	807,915

76,690	(a)	Immunovant, Inc	1,238,543

15,302	(a)	Inhibrx Biosciences, Inc	188,674

43,946	(a),(c)	Inhibrx, Inc	28,455

16,518	(a),(b)	Inmune Bio, Inc	129,831

68,632	(a)	Innoviva, Inc	1,282,732

34,467	(a)	Inovio Pharmaceuticals, Inc	66,866

65,457	(a),(b)	Inozyme Pharma, Inc	75,276

217,655	(a)	Insmed, Inc	15,671,160

131,008	(a)	Intellia Therapeutics, Inc	1,162,041

332,649	(a)	Iovance Biotherapeutics, Inc	1,194,210

33,162	(a)	iTeos Therapeutics, Inc	240,424

38,114	(a)	Janux Therapeutics, Inc	1,265,385

15,363	(a),(b)	Jasper Therapeutics, Inc	84,343

50,515	(a)	KalVista Pharmaceuticals, Inc	695,592

42,854	(a)	Keros Therapeutics, Inc	618,812

50,664	(a)	Kiniksa Pharmaceuticals Ltd	1,366,408

40,805	(a)	Kodiak Sciences, Inc	177,910

31,101	(a)	Krystal Biotech, Inc	5,283,438

98,481	(a)	Kura Oncology, Inc	646,035

58,381	(a)	Kymera Therapeutics, Inc	2,000,717

22,848	(a),(b)	Kyverna Therapeutics, Inc	52,779

28,837	(a),(b)	Landec Corp	194,938

57,035	(a)	Larimar Therapeutics, Inc	151,143

13,582	(a),(b)	LENZ Therapeutics, Inc	387,291

31,235	(a),(b)	Lexeo Therapeutics, Inc	122,754

23,070	(a)	Ligand Pharmaceuticals, Inc (Class B)	2,534,470

176,749	(a),(b)	Lineage Cell Therapeutics, Inc	88,198

81,957	(a)	Liquidia Corp	1,144,939

242,546	(a)	Lyell Immunopharma, Inc	115,258

82,092	(a)	MacroGenics, Inc	142,430

22,653	(a)	Madrigal Pharmaceuticals, Inc	7,564,063

30,944	(a),(b)	Magenta Therapeutics, Inc	676,126

333,823	(a)	MannKind Corp	1,682,468

150,024	(a)	Maravai LifeSciences Holdings, Inc	303,048

141,895	(a),(b)	MaxCyte, Inc	402,982

11,375	(a)	Maze Therapeutics, Inc	105,219

14,471	(a),(b)	MBX Biosciences, Inc	151,801

10,799	(a),(b)	MediWound Ltd	191,196

60,312	(a)	MeiraGTx Holdings plc	427,612

151,201	(a)	Mersana Therapeutics, Inc	65,455

6,237		Mesa Laboratories, Inc	718,814

35,497	(a),(b)	Metagenomi, Inc	61,410

19,946	(a)	Metsera, Inc	480,898

143,623	(a)	MiMedx Group, Inc	988,126

95,458	(a),(b)	Mind Medicine MindMed, Inc	609,977

32,378	(a)	Mineralys Therapeutics, Inc	460,091

51,142	(a)	Mirum Pharmaceuticals, Inc	2,222,120

55,041	(a),(b)	Monte Rosa Therapeutics, Inc	270,251

108,676	(a)	Myriad Genetics, Inc	805,289

66,458	(a)	Nautilus Biotechnology, Inc	45,763

241,869	(a)	Nektar Therapeutics	192,407

109,386	(a),(b)	Neumora Therapeutics, Inc	85,299

13,965	(a),(b)	Neurogene, Inc	209,475

See Notes to Financial Statements	107

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

71,802	(a)	Nkarta, Inc	$152,220

186,586	(a),(b)	Novavax, Inc	1,244,529

97,424	(a)	Nurix Therapeutics, Inc	1,123,299

44,041	(a)	Nuvalent, Inc	3,380,147

200,969	(a),(b)	Nuvation Bio, Inc	452,180

346,835	(a),(b)	Ocugen, Inc	259,155

201,659	(a)	Ocular Therapeutix, Inc	1,673,770

54,197	(a)	Olema Pharmaceuticals, Inc	279,657

73,296	(a),(b)	Omeros Corp	538,726

7,972	(a),(c)	OmniAb Operations, Inc	80

7,972	(a),(c)	OmniAb Operations, Inc	80

126,229	(a)	OmniAb, Inc	214,589

88,799	(a)	Organogenesis Holdings, Inc	436,003

83,554	(a)	ORIC Pharmaceuticals, Inc	477,093

82,414	(a)	Ovid therapeutics, Inc	26,958

270,184	(a),(b)	Pacific Biosciences of California, Inc	299,904

59,431	(a)	Pacira BioSciences, Inc	1,598,694

21,071	(a),(b)	PepGen, Inc	33,081

71,907	(a)	Perspective Therapeutics, Inc	176,172

45,253	(a),(b)	Phathom Pharmaceuticals, Inc	194,135

23,687		Phibro Animal Health Corp	440,815

76,493	(a)	Pliant Therapeutics, Inc	121,624

20,245	(a)	Praxis Precision Medicines, Inc	762,022

185,473	(a),(b)	Precigen, Inc	289,338

13,804	(a)	Prelude Therapeutics, Inc	13,248

63,033	(a)	Prestige Consumer Healthcare, Inc.	5,120,171

77,263	(a),(b)	Prime Medicine, Inc	133,665

138,262	(a)	ProKidney Corp	122,445

74,903	(a)	Protagonist Therapeutics, Inc	3,432,055

56,664	(a)	Prothena Corp plc	521,309

96,184	(a)	PTC Therapeutics, Inc	4,793,811

55,922	(a)	Puma Biotechnology, Inc	177,832

66,164	(a),(b)	Pyxis Oncology, Inc	72,780

8,168	(a),(b)	Q32 Bio, Inc	13,069

47,125	(a)	Quanterix Corp	271,440

127,709	(a),(b)	Quantum-Si, Inc	145,588

21,873	(a),(b)	Rapport Therapeutics, Inc	250,446

39,628	(a),(b)	RAPT Therapeutics, Inc	36,727

310,911	(a),(b)	Recursion Pharmaceuticals, Inc	1,737,992

62,504	(a)	REGENXBIO, Inc	600,663

85,602	(a)	Regulus Therapeutics, Inc	683,104

158,457	(a)	Relay Therapeutics, Inc	527,662

88,787	(a)	Replimune Group, Inc	868,337

215,025	(a)	REVOLUTION Medicines, Inc	8,682,709

68,869	(a)	Rhythm Pharmaceuticals, Inc	4,489,570

23,053	(a)	Rigel Pharmaceuticals, Inc	450,917

99,968	(a)	Rocket Pharmaceuticals, Inc	762,756

71,611	(a)	Sage Therapeutics, Inc	522,044

179,583	(a),(b)	Sana Biotechnology, Inc	341,208

152,381	(a)	Savara, Inc	487,619

100,898	(a)	Scholar Rock Holding Corp	3,320,553

39,230	(a),(b)	scPharmaceuticals, Inc	100,036

13,477	(a),(b)	Selecta Biosciences, Inc	161,724

23,961	(a),(b)	Septerna, Inc	166,769

37,417	(a)	Sera Prognostics, Inc	110,006

53,038	(a)	Shattuck Labs, Inc	52,455

48,617		SIGA Technologies, Inc	268,366

23,389	(a),(b)	Skye Bioscience, Inc	50,988

32,128	(a)	Soleno Therapeutics, Inc	2,405,102

30,501	(a),(b)	Solid Biosciences, Inc	100,958

86,093	(a)	SpringWorks Therapeutics, Inc	3,986,106

51,803	(a),(b)	Spyre Therapeutics, Inc	788,960

108	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

38,629	(a)	Stoke Therapeutics, Inc	$377,019

114,679	(a),(b)	Summit Therapeutics, Inc	2,766,057

63,650	(a)	Supernus Pharmaceuticals, Inc	2,067,352

111,073	(a)	Sutro Biopharma, Inc	116,627

106,799	(a)	Syndax Pharmaceuticals, Inc	1,511,206

64,790	(a)	Tango Therapeutics, Inc	91,354

47,585	(a)	Tarsus Pharmaceuticals, Inc	2,470,137

217,518	(a),(b)	Taysha Gene Therapies, Inc	421,985

24,990	(a)	Telomir Pharmaceuticals, Inc	63,724

62,367	(a),(b)	Tenaya Therapeutics, Inc	29,624

91,877	(a)	Terns Pharmaceuticals, Inc	303,194

176,227	(a)	TG Therapeutics, Inc	8,020,091

50,083	(a)	Theravance Biopharma, Inc	489,311

26,824	(a)	Third Harmonic Bio, Inc	138,680

29,927	(a)	Tourmaline Bio, Inc	515,044

103,364	(a)	Travere Therapeutics, Inc	2,151,005

96,463	(a)	Trevi Therapeutics, Inc	666,559

52,005	(a)	TScan Therapeutics, Inc	83,468

74,527	(a)	Twist Bioscience Corp	2,855,875

27,572	(a),(b)	Tyra Biosciences, Inc	283,992

22,586	(a)	Upstream Bio, Inc	209,146

46,662	(a),(b)	UroGen Pharma Ltd	543,146

77,049	(a)	Vanda Pharmaceuticals, Inc	347,491

157,882	(a)	Vaxcyte, Inc	5,658,491

60,524	(a)	Ventyx Biosciences, Inc	80,497

58,157	(a)	Vera Therapeutics, Inc	1,359,129

98,475	(a)	Veracyte, Inc	3,003,488

50,633	(a),(b)	Verastem, Inc	379,241

61,604	(a)	Vericel Corp	2,342,184

178,557	(a),(b)	Veru, Inc	96,724

86,100	(a)	Verve Therapeutics, Inc	488,187

121,477	(a)	Vir Biotechnology, Inc	743,439

95,653	(a)	Viridian Therapeutics, Inc	1,296,098

62,291	(a)	Voyager Therapeutics, Inc	221,756

120,711	(a)	WaVe Life Sciences Ltd	931,889

41,364	(a)	Werewolf Therapeutics, Inc	37,323

24,879	(a),(b)	XBiotech, Inc	75,632

87,918	(a)	Xencor, Inc	968,856

164,606	(a)	Xeris Biopharma Holdings, Inc	752,249

9,988	(a)	XOMA Corp	240,112

49,892	(a)	Y-mAbs Therapeutics, Inc	212,041

19,909	(a),(b)	Zenas Biopharma, Inc	230,546

78,566	(a)	Zentalis Pharmaceuticals, Inc	111,564

68,976	(a),(b)	Zevra Therapeutics, Inc	505,594

58,961	(a)	Zura Bio Ltd	90,800

72,589	(a)	Zymeworks, Inc	944,383

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	318,230,965

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%

2,110	(a)	American Realty Investors, Inc	25,510

131,809	(a)	Anywhere Real Estate, Inc	456,059

465,457	(a)	Compass, Inc	3,593,328

286,073	(a)	Cushman & Wakefield plc	2,680,504

105,003	(b)	eXp World Holdings, Inc	961,828

24,714	(a)	Forestar Group, Inc	475,992

14,302	(a)	FRP Holdings, Inc	380,219

153,067		Kennedy-Wilson Holdings, Inc	979,629

30,638		Marcus & Millichap, Inc	931,395

9,874	(a)	Maui Land & Pineapple Co, Inc	153,343

161,865		Newmark Group, Inc	1,778,896

13,873	(a),(b)	Offerpad Solutions, Inc	15,399

825,962	(a),(b)	Opendoor Technologies, Inc	626,327

11,150	(a)	Re/Max Holdings, Inc	85,298

See Notes to Financial Statements	109

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)

128,847	(a)	Real Brokerage, Inc	$568,215

156,592	(a)	Redfin Corp	1,489,190

14,550		RMR Group, Inc	213,594

44,416		St. Joe Co	1,879,685

12,746	(a)	Star Holdings	85,908

8,230	(a)	Stratus Properties, Inc	130,610

28,670	(a)	Tejon Ranch Co	485,383

1,691	(a)	Transcontinental Realty Investors, Inc	48,633

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	18,044,945

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%

62,012	(a)	ACM Research, Inc	1,207,374

36,387	(a),(b)	Aehr Test Systems	310,381

30,740	(a)	Alpha & Omega Semiconductor Ltd	578,834

47,862	(a)	Ambarella, Inc	2,296,897

40,948	(a)	Axcelis Technologies, Inc	2,005,633

28,763	(a)	Ceva, Inc	753,878

16	(a),(c)	China Energy Savings Technology, Inc	0

58,392	(a)	Cohu, Inc	934,272

179,065	(a)	Credo Technology Group Holding Ltd	7,708,748

57,629	(a)	Diodes, Inc	2,212,954

25,997	(a)	Everspin Technologies, Inc	137,784

100,271	(a)	Formfactor, Inc	2,821,626

41,068	(a)	Ichor Holdings Ltd	812,325

28,385	(a)	Impinj, Inc	2,615,110

223,059	(a),(b)	indie Semiconductor, Inc	443,887

64,868		Kulicke & Soffa Industries, Inc	2,090,696

96,245	(a)	MaxLinear, Inc	961,488

171,716	(a),(b)	Navitas Semiconductor Corp	331,412

4,872		NVE Corp	283,112

36,356	(a)	PDF Solutions, Inc	667,133

74,478	(a)	Photronics, Inc	1,360,713

71,549		Power Integrations, Inc	3,514,487

18,565	(a),(b)	QuickLogic Corp	106,006

134,471	(a)	Rambus, Inc	6,560,840

235,813	(a),(b)	Rigetti Computing, Inc	2,091,661

92,654	(a)	Semtech Corp	2,895,437

40,511	(a)	Silicon Laboratories, Inc	4,122,399

23,429	(a)	SiTime Corp	3,440,783

37,108	(a),(b)	SkyWater Technology, Inc	263,096

67,443	(a)	SMART Global Holdings, Inc	1,151,252

51,316	(a)	Synaptics, Inc	2,856,249

58,417	(a)	Ultra Clean Holdings	1,092,690

73,250	(a)	Veeco Instruments, Inc	1,369,775

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	59,998,932

		SOFTWARE & SERVICES - 6.5%

154,489	(a)	8x8, Inc	273,446

89,255		A10 Networks, Inc	1,470,922

132,984	(a)	ACI Worldwide, Inc	7,096,026

139,868		Adeia, Inc	1,721,775

27,721	(a)	Agilysys, Inc	2,061,056

59,753	(a)	Alarm.com Holdings, Inc	3,202,761

78,320	(a)	Alkami Technology, Inc	2,090,361

103,285	(a)	Amplitude, Inc	949,189

52,184	(a)	Appian Corp	1,620,313

230,309	(a),(b)	Applied Digital Corp	1,045,603

37,316	(a)	Arteris, Inc	248,525

103,545	(a)	Asana, Inc	1,671,216

54,535	(a)	ASGN, Inc	2,747,473

9,437	(a)	AudioEye, Inc	102,391

1,211,818	(a)	Aurora Innovation, Inc	8,773,562

163,854	(a)	AvePoint, Inc	2,679,013

53,607	(a)	Backblaze, Inc	235,871

110	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		SOFTWARE & SERVICES (continued)

125,590	(a),(b)	BigBear.ai Holdings, Inc	$428,262

92,493	(a)	BigCommerce Holdings, Inc	479,114

158,805	(a)	Bit Digital, Inc	308,082

49,627	(a)	Blackbaud, Inc	3,004,419

74,080	(a)	BlackLine, Inc	3,498,798

310,609	(a)	Blend Labs, Inc	1,040,540

179,215	(a)	Box, Inc	5,595,092

83,492	(a)	Braze, Inc	2,599,106

140,713	(a)	C3.ai, Inc	3,097,093

52,366	(a)	Cerence, Inc	474,436

229,865	(a),(b)	Cipher Mining, Inc	655,115

345,622	(a),(b)	Cleanspark, Inc	2,823,732

111,941		Clear Secure, Inc	2,762,704

252,438	(a)	Clearwater Analytics Holdings, Inc	5,740,440

55,130	(a)	Commvault Systems, Inc	9,213,877

23,272	(a)	Consensus Cloud Solutions, Inc	462,182

228,649	(a)	Core Scientific, Inc	1,852,057

52,678	(a)	Couchbase, Inc	929,240

31,049	(a)	CS Disco, Inc	115,813

20,502	(a),(b)	Digimarc Corp	268,371

127,855	(a)	Digital Turbine, Inc	383,565

83,180	(a)	DigitalOcean Holdings, Inc	2,570,262

41,771	(a)	Domo, Inc	310,359

224,790	(a),(b)	D-Wave Quantum, Inc	1,553,299

269,244	(a)	E2open Parent Holdings, Inc	530,411

32,005	(a)	eGain Corp	164,506

23,497	(a)	EverCommerce, Inc	229,331

170,842	(a)	Fastly, Inc	982,341

261,145	(a)	Freshworks, Inc	3,857,112

79,431	(a)	Grid Dynamics Holdings, Inc	1,124,743

32,648		Hackett Group, Inc	833,830

96,528	(a),(b)	Hut 8 Corp	1,188,260

29,021	(a)	I3 Verticals, Inc	729,007

8,948	(a)	IBEX Holdings Ltd	224,058

49,632		Information Services Group, Inc	192,572

67,341	(a)	Intapp, Inc	3,653,923

31,831		InterDigital, Inc	6,398,031

107,882	(a)	Jamf Holding Corp	1,248,195

113,547	(a)	Kaltura, Inc	244,126

13,103	(a)	Life360, Inc	562,119

79,501	(a)	LiveRamp Holdings, Inc	2,079,746

427,772	(a),(b)	Marathon Digital Holdings, Inc	5,719,312

41,428	(a)	MeridianLink, Inc	700,547

59,675	(a)	Mitek Systems, Inc	494,109

96,650	(a)	N-able, Inc	682,349

192,059	(a)	NCR Corp	1,645,946

101,346	(a)	NextNav, Inc	1,258,717

139,279	(a)	Olo, Inc	863,530

42,356	(a)	ON24, Inc	198,226

46,851		OneSpan, Inc	696,674

29,212	(a)	Ooma, Inc	357,263

47,773	(a)	Pagaya Technologies Ltd	523,592

112,589	(a)	PagerDuty, Inc	1,746,255

15,573	(b)	Park City Group, Inc	336,377

88,960	(a)	Porch Group, Inc	515,968

54,022		Progress Software Corp	3,239,159

60,276	(a)	PROS Holdings, Inc	1,029,514

73,989	(a)	Q2 Holdings, Inc	5,863,628

46,704	(a)	Qualys, Inc	5,871,160

90,686	(a)	Rackspace Technology, Inc	123,333

81,381	(a)	Rapid7, Inc	1,922,219

13,233		Red Violet, Inc	516,881

See Notes to Financial Statements	111

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION	VALUE

		SOFTWARE & SERVICES (continued)

96,176	(a),(b)	Rekor Systems, Inc	$100,985

68,658	(a)	Rimini Street, Inc	242,363

390,250	(a),(b)	Riot Platforms, Inc	2,825,410

49,102	(a)	Roadzen, Inc	47,496

39,468		Sapiens International Corp NV	1,081,028

48,973	(a)	SEMrush Holdings, Inc	503,442

7,766	(a),(b)	Silvaco Group, Inc	41,315

409,065	(a),(b)	SoundHound AI, Inc	3,800,214

11,953	(a)	SoundThinking, Inc	185,511

154,271	(a)	Sprinklr, Inc	1,186,344

65,477	(a)	Sprout Social, Inc	1,369,124

47,468	(a)	SPS Commerce, Inc	6,812,133

75,926	(a)	Telos Corp	207,278

149,679	(a)	Tenable Holdings, Inc	4,575,687

313,331	(a),(b)	Terawulf, Inc	871,060

10,937	(a),(b)	Tucows, Inc	177,836

80,099	(a)	Unisys Corp	317,993

138,495	(a)	Varonis Systems, Inc	5,933,126

78,935	(a)	Verint Systems, Inc	1,392,413

68,897	(a)	Vertex, Inc	2,757,947

17,360	(a)	Viant Technology, Inc	248,422

52,910	(a)	Weave Communications, Inc	560,846

111,832	(a)	WM Technology, Inc	144,263

63,989	(a)	Workiva, Inc	4,816,452

58,016	(a)	Xperi, Inc	428,738

132,185	(a)	Yext, Inc	898,858

222,492	(a)	Zeta Global Holdings Corp	2,905,745

		TOTAL SOFTWARE & SERVICES	191,134,560

		TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%

30,205	(a),(b)	908 Devices, Inc	164,013

103,824	(a)	ADTRAN Holdings, Inc	795,292

47,467		Advanced Energy Industries, Inc	4,623,761

27,230	(a)	Aeva Technologies, Inc	193,605

53,462	(a)	Applied Optoelectronics, Inc	683,779

119,502	(a)	Arlo Technologies, Inc	1,174,705

15,093	(a)	Aviat Networks, Inc	265,033

37,109		Badger Meter, Inc	8,194,409

2,347		Bel Fuse, Inc	144,106

13,235		Bel Fuse, Inc (Class B)	870,466

51,608		Belden CDT, Inc	5,321,301

44,754		Benchmark Electronics, Inc	1,455,848

74,516	(a)	Calix, Inc	3,048,450

13,796	(a)	Clearfield, Inc	395,531

5,413		Climb Global Solutions, Inc	570,530

256,448	(a)	CommScope Holding Co, Inc	959,116

31,990	(b)	CompoSecure, Inc	351,570

60,480	(a)	Corsair Gaming, Inc	428,198

5,715	(a)	CPI Card Group, Inc	149,390

39,753		CTS Corp	1,513,794

51,925	(a)	Daktronics, Inc	658,928

31,772	(a)	Diebold Nixdorf, Inc	1,408,453

46,873	(a)	Digi International, Inc	1,274,946

74,749	(a)	Eastman Kodak Co	470,171

33,679	(a)	ePlus, Inc	2,100,222

151,059	(a),(b)	Evolv Technologies Holdings, Inc	663,149

160,702	(a)	Extreme Networks, Inc	2,114,838

46,053	(a)	Fabrinet	9,443,628

24,061	(a)	FARO Technologies, Inc	707,634

140,297	(a)	Harmonic, Inc	1,259,867

42,335		Immersion Corp	306,082

34,521	(a)	Insight Enterprises, Inc	4,773,564

256,518	(a)	IonQ, Inc	7,043,984

112	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		TECHNOLOGY HARDWARE & EQUIPMENT (continued)

56,735	(a)	Itron, Inc	$6,314,038

31,385	(a)	Kimball Electronics, Inc	450,061

114,820	(a)	Knowles Corp	1,807,267

155,618	(a),(b)	Lightwave Logic, Inc	138,516

32,164		Methode Electronics, Inc	201,668

240,192	(a),(b)	MicroVision, Inc	271,417

257,587	(a)	Mirion Technologies, Inc	4,064,723

45,049		Napco Security Technologies, Inc	1,029,370

37,896	(a)	Netgear, Inc	914,052

87,022	(a)	Netscout Systems, Inc	1,829,202

59,828	(a)	nLight, Inc	461,274

45,647	(a)	Novanta, Inc	5,425,602

20,096	(a)	OSI Systems, Inc	4,114,455

58,818	(a)	Ouster, Inc	437,018

41,932	(a)	PAR Technology Corp	2,448,829

13,825		PC Connection, Inc	857,703

34,029	(a)	Plexus Corp	4,166,171

122,402	(a)	Powerfleet, Inc	616,906

114,929	(a)	Ribbon Communications, Inc	368,922

15,463		Richardson Electronics Ltd	133,910

24,774	(a)	Rogers Corp	1,531,281

67,298	(a)	Sanmina Corp	5,167,813

30,241	(a)	Scansource, Inc	997,651

249,482	(a)	SmartRent, Inc	237,781

127,765	(a)	TTM Technologies, Inc	2,557,855

17,287	(a)	Turtle Beach Corp	199,665

155,115	(a)	Viasat, Inc	1,437,916

276,823	(a)	Viavi Solutions, Inc	2,928,787

162,154		Vishay Intertechnology, Inc	2,106,380

16,057	(a)	Vishay Precision Group, Inc	400,462

131,939		Xerox Holdings Corp	581,851

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	117,726,909

		TELECOMMUNICATION SERVICES - 0.8%

13,748	(a)	Anterix, Inc	410,378

167,639	(a),(b)	AST SpaceMobile, Inc	3,890,901

14,813		ATN International, Inc	262,042

31,861	(a)	Bandwidth, Inc	395,714

55,406		Cogent Communications Group, Inc	3,011,316

62,146	(a)	Globalstar, Inc	1,194,446

78,977	(a),(b)	Gogo, Inc	597,856

18,238		IDT Corp	916,459

43,021	(a)	Liberty Latin America Ltd (Class A)	233,174

165,804	(a)	Liberty Latin America Ltd (Class C)	911,922

1,264,171	(a)	Lumen Technologies, Inc	4,475,165

59,434		Shenandoah Telecom Co	662,095

24,019		Spok Holdings, Inc	344,432

124,334		Telephone and Data Systems, Inc	4,661,282

		TOTAL TELECOMMUNICATION SERVICES	21,967,182

		TRANSPORTATION - 1.1%

20,123		Allegiant Travel Co	944,372

30,878		ArcBest Corp	1,806,981

76,928	(a)	Blade Air Mobility, Inc	203,859

50,817		Costamare, Inc	474,123

18,315		Covenant Logistics Group, Inc	364,468

33,254	(a),(b)	Forward Air Corp	489,499

56,882	(a),(b)	Frontier Group Holdings, Inc	169,508

134,966		FTAI Infrastructure, Inc	583,053

53,478		Genco Shipping & Trading Ltd	693,075

157,377		Golden Ocean Group Ltd	1,214,950

63,458		Heartland Express, Inc	482,281

145,781	(a),(b)	Hertz Global Holdings, Inc	994,226

38,844	(b)	Himalaya Shipping Ltd	202,766

See Notes to Financial Statements	113

Portfolios of Investments April 30, 2025 (continued)

Small Cap Blend Index

SHARES		DESCRIPTION		VALUE

		TRANSPORTATION (continued)

75,063		Hub Group, Inc (Class A)		$2,371,240

379,797	(a)	JetBlue Airways Corp		1,655,915

544,304	(a),(b)	Joby Aviation, Inc		3,429,115

69,227		Marten Transport Ltd		888,875

41,485		Matson, Inc		4,525,599

8,979	(a)	PAM Transportation Services, Inc		125,437

37,401		Pangaea Logistics Solutions Ltd		150,726

27,416	(a),(b)	Proficient Auto Logistics, Inc		227,827

51,631	(a)	Radiant Logistics, Inc		302,041

201,583	(a)	RXO, Inc		2,840,304

75,940	(b)	Safe Bulkers, Inc		257,437

15,222	(a),(b)	Sky Harbour Group Corp		162,419

50,062	(a)	Skywest, Inc		4,464,029

49,955	(a)	Sun Country Airlines Holdings, Inc		489,559

9,065		Universal Truckload Services, Inc		197,073

80,154		Werner Enterprises, Inc		1,976,598

121,707	(a),(b)	Wheels Up Experience, Inc		139,963

		TOTAL TRANSPORTATION		32,827,318

		UTILITIES - 3.2%

73,443		Allete, Inc		4,809,782

47,933		American States Water Co		3,887,846

99,500		Avista Corp		4,126,265

91,112		Black Hills Corp		5,548,721

150,875		Brookfield Infrastructure Corp		5,648,760

56,339	(a)	Cadiz, Inc		160,003

75,559		California Water Service Group		3,827,063

28,429		Chesapeake Utilities Corp		3,743,247

20,522		Consolidated Water Co, Inc		476,931

16,478		Genie Energy Ltd		243,380

17,733		Global Water Resources, Inc		184,955

216,146	(a)	Hawaiian Electric Industries, Inc		2,269,533

45,686		MGE Energy, Inc		4,130,928

22,026		Middlesex Water Co		1,390,281

83,866	(a)	Montauk Renewables, Inc		176,119

126,815		New Jersey Resources Corp		6,206,326

49,176		Northwest Natural Holding Co		2,119,486

78,072		NorthWestern Corp		4,546,133

70,816		ONE Gas, Inc		5,559,764

72,344		Ormat Technologies, Inc		5,252,174

52,563		Otter Tail Corp		4,172,451

113,477		PNM Resources, Inc		6,036,976

131,091		Portland General Electric Co		5,521,553

25,021	(a)	Pure Cycle Corp		247,708

10,847		RGC Resources, Inc		227,462

42,212		SJW Corp		2,395,109

77,163		Southwest Gas Holdings Inc		5,571,940

72,169		Spire, Inc		5,523,815

20,317		Unitil Corp		1,191,795

16,232		York Water Co		571,366

		TOTAL UTILITIES		95,767,872

		TOTAL COMMON STOCKS (Cost $2,198,593,828)		2,938,550,494

SHARES		DESCRIPTION	EXPIRATION DATE	VALUE

		RIGHTS/WARRANTS - 0.0%

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%

37,494	(c)	AstraZeneca plc	02/20/29	11,623

20,265	(c)	Chinook Therapeutics, Inc	01/02/30	203

159,741	(b),(c)	Selecta Biosciences, Inc	03/20/24	28,753

114	See Notes to Financial Statements

SHARES		DESCRIPTION		EXPIRATION DATE	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)

9,351	(c)	Tobira Therapeutics, Inc			$561

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			41,140

		TOTAL RIGHTS/WARRANTS (Cost $37,315)			41,140

		TOTAL LONG-TERM INVESTMENTS (Cost $2,198,631,143)			2,938,591,634

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.4%

72,626,793	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(e)		72,626,793

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $72,626,793)			72,626,793

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.6%

		REPURCHASE AGREEMENT - 0.6%

$16,720,000	(f)	Bank of New York Mellon Corp	4.370	05/01/25	16,720,000

		TOTAL REPURCHASE AGREEMENT			16,720,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $16,720,000)			16,720,000

		TOTAL INVESTMENTS - 102.1% (Cost $2,287,977,936)			3,027,938,427

		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(62,456,855)

		NET ASSETS - 100.0%			$2,965,481,572

REIT	Real Estate Investment Trust

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $109,328,255.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.
(f)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $17,004,208 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $17,054,408.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Russell 2000 E-Mini Index	166	06/20/25	$15,493,960	$16,349,340	$855,380

See Notes to Financial Statements	115

Portfolios of Investments April 30, 2025

Emerging Markets Equity Index

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.8%

		COMMON STOCKS - 99.8%

		BRAZIL - 4.4%

4,290,597		Ambev S.A.	$11,015,391

4,985,946		B3 SA-Brasil Bolsa Balcao	11,851,742

1,338,028		Banco Bradesco S.A.	2,883,462

4,902,504		Banco Bradesco S.A. (Preference)	11,860,723

1,003,300		Banco BTG Pactual S.A. - Unit	6,737,401

1,499,166		Banco do Brasil S.A.	7,642,242

560,448		BB Seguridade Participacoes S.A.	4,223,740

438,500		BRF S.A.	1,753,954

557,800		Caixa Seguridade Participacoes S	1,607,994

164,992		Centrais Eletricas Brasileiras S.A.	1,402,177

1,127,645		Centrais Eletricas Brasileiras S.A.	8,732,808

738,042		Cia de Concessoes Rodoviarias	1,749,146

440,458		Cia de Saneamento Basico do Estado de Sao Paulo	8,839,196

1,575,575		Cia Energetica de Minas Gerais	3,040,016

964,800		Cia Paranaense de Energia	1,960,150

125,480		CPFL Energia S.A.	844,397

644,700	(a)	Embraer S.A.	7,374,946

214,752		Energisa S.A.	1,738,405

143,825		Engie Brasil Energia S.A.	1,053,506

1,104,322		Equatorial Energia S.A.	7,162,823

1,071,119		Gerdau S.A. (Preference)	2,829,189

4,979,929		Investimentos Itau S.A. - PR	9,389,221

4,863,818		Itau Unibanco Holding S.A.	30,493,404

68,557	(a)	Itausa S.A.	129,017

671,036		Klabin S.A.	2,191,008

825,149		Localiza Rent A Car	6,246,249

851,919	(a)	Natura & Co Holding S.A.	1,427,583

2,881,518	(a)	NU Holdings Ltd	35,817,269

738,685	(a)	Petro Rio S.A.	4,387,738

3,407,678		Petroleo Brasileiro S.A.	19,244,615

4,064,225		Petroleo Brasileiro S.A. (Preference)	21,477,161

1,226,195		Raia Drogasil S.A.	4,286,708

705,888	(b)	Rede D’Or Sao Luiz S.A.	3,982,720

1,173,327		Rumo S.A.	4,010,915

634,287		Suzano SA	5,597,225

799,601		Telefonica Brasil S.A.	3,915,473

769,566		TIM S.A.	2,569,672

479,900		TOTVS S.A.	3,181,209

687,660		Ultrapar Participacoes S.A.	2,160,468

3,309,242		Vale S.A.	30,823,244

865,527		Vibra Energia S.A.	2,867,221

1,543,334		WEG S.A.	12,139,667

347,956		XP, Inc	5,602,092

		TOTAL BRAZIL	318,243,287

		CHILE - 0.5%

43,369,276		Banco de Chile	6,366,451

65,828		Banco de Credito e Inversiones	2,607,008

53,267,494		Banco Santander Chile S.A.	3,220,611

1,152,948		Cencosud S.A.	3,945,074

1,169,405		Empresas CMPC S.A.	1,833,968

383,470		Empresas COPEC S.A.	2,632,360

27,050,157		Enel Chile S.A.	1,914,014

18,656,126		Enersis S.A.	1,831,941

190,216,572		Lan Airlines S.A.	3,003,240

590,147		SACI Falabella	2,679,716

116	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CHILE (continued)

133,272		Sociedad Quimica y Minera de Chile S.A. (Class B)	$4,588,355

		TOTAL CHILE	34,622,738

		CHINA - 29.4%

107,500		360 Finance, Inc (ADR)	4,410,725

351,500		360 Security Technology, Inc	495,795

125,000		37 Interactive Entertainment Network Technology Group Co Ltd	261,197

714,500		AAC Technologies Holdings, Inc	3,420,282

45,400		Accelink Technologies Co Ltd	269,897

11,685		ACM Research Shanghai, Inc	169,010

34,602		Advanced Micro-Fabrication Equipment, Inc China	898,176

72,300		AECC Aero-Engine Control Co Ltd	178,184

135,300		AECC Aviation Power Co Ltd	611,910

25,381,043		Agricultural Bank of China Ltd	15,487,934

4,276,800		Agricultural Bank of China Ltd (Class A)	3,192,114

556,970		Aier Eye Hospital Group Co Ltd	996,362

742,490	(a)	Air China Ltd	722,514

121,530		Airtac International Group	3,337,970

562,000	(a),(b),(c)	Akeso, Inc	6,231,750

14,586,877		Alibaba Group Holding Ltd	217,782,463

5,022,284	(a),(c)	Alibaba Health Information Technology Ltd	3,249,004

3,728,000		Aluminum Corp of China Ltd	2,000,946

785,700		Aluminum Corp of China Ltd (Class A)	693,341

15,390	(a)	Amlogic Shanghai Co Ltd	153,340

37,600		Angel Yeast Co Ltd	182,439

1,126,282		Anhui Conch Cement Co Ltd	3,172,803

206,200		Anhui Conch Cement Co Ltd (Class A)	683,267

100,758		Anhui Gujing Distillery Co Ltd	1,541,900

20,900		Anhui Gujing Distillery Co Ltd (Class A)	473,127

119,100		Anhui Jianghuai Automobile Group Corp Ltd	598,914

28,600		Anhui Yingjia Distillery Co Ltd	172,964

23,660		Anker Innovations Technology Co Ltd	290,348

1,146,086		Anta Sports Products Ltd	13,541,942

62,200		Autohome, Inc (ADR)	1,696,816

130,200		Avary Holding Shenzhen Co Ltd	514,333

1,054,861		AviChina Industry & Technology Co Ltd	485,426

14,700	(a)	AVICOPTER plc	71,850

449,300	(a)	BAIC BluePark New Energy Technology Co Ltd	458,008

2,057,762	(a)	Baidu, Inc	22,690,966

1,235,616		Bank of Beijing Co Ltd	1,020,986

259,086		Bank of Changsha Co Ltd	323,217

247,205		Bank of Chengdu Co Ltd	578,280

1,583,843		Bank of China Ltd - A	1,205,443

64,522,425		Bank of China Ltd - H	36,027,608

2,031,800		Bank of Communications Co Ltd - A	2,090,542

8,028,934		Bank of Communications Co Ltd - H	7,020,971

259,700		Bank of Hangzhou Co Ltd	526,071

995,110		Bank of Jiangsu Co Ltd	1,393,021

592,000		Bank of Nanjing Co Ltd	849,540

342,168		Bank of Ningbo Co Ltd	1,126,922

731,809		Bank of Shanghai Co Ltd	1,046,500

320,800		Bank of Suzhou Co Ltd	355,332

1,345,900		Baoshan Iron & Steel Co Ltd	1,266,067

683,226	(a)	BeiGene Ltd	13,807,655

451,500		Beijing Enterprises Holdings Ltd	1,831,996

3,803,583		Beijing Enterprises Water Group Ltd	1,201,363

24,376		Beijing Kingsoft Office Software, Inc	990,220

79,600		Beijing New Building Materials plc	306,891

61,400		Beijing Oriental Yuhong Waterproof Technology Co Ltd	94,201

9,115		Beijing Roborock Technology Co Ltd	243,364

97,320		Beijing Tiantan Biological Products Corp Ltd	255,709

70,200		Beijing Tongrentang Co Ltd	352,094

54,698		Beijing Wantai Biological Pharmacy Enterprise Co Ltd	492,910

See Notes to Financial Statements	117

Portfolios of Investments April 30, 2025 (continued)

Emerging Markets Equity Index

SHARES		DESCRIPTION	VALUE

		CHINA (continued)

224,900		Beijing Yanjing Brewery Co Ltd	$402,257

2,700,800		Beijing-Shanghai High Speed Railway Co Ltd	2,158,170

6,131		Bestechnic Shanghai Co Ltd	374,713

33,720		Bethel Automotive Safety Systems Co Ltd	268,028

205,607	(a)	Bilibili, Inc	3,609,234

185,500	(b)	BOC Aviation Ltd	1,390,206

162,200		BOC International China Co Ltd	220,496

2,261,500		BOE Technology Group Co Ltd	1,196,039

3,966,000		Bosideng International Holdings Ltd	2,052,208

98,400		BYD Co Ltd	4,788,985

1,108,037		BYD Co Ltd (H shares)	52,627,555

708,500		BYD Electronic International Co Ltd	2,940,574

603,575	(c)	C&D International Investment Group Ltd	1,262,330

383,350		Caitong Securities Co Ltd	385,158

22,695	(a)	Cambricon Technologies Corp Ltd	2,203,101

103,900		Capital Securities Co Ltd	270,773

1,160,800	(a)	CCOOP Group Co Ltd	430,733

1,091,100		CGN Power Co Ltd	529,071

9,956,000	(b)	CGN Power Co Ltd	3,169,124

22,500	(a)	Changchun High & New Technology Industry Group, Inc	272,456

269,545		Changjiang Securities Co Ltd	238,258

12,800		Changzhou Xingyu Automotive Lighting Systems Co Ltd	233,853

127,100		Chaozhou Three-Circle Group Co Ltd	601,751

131,900		Chifeng Jilong Gold Mining Co Ltd	479,391

8,181,530		China Citic Bank	6,470,986

1,674,000	(c)	China Coal Energy Co	1,729,592

2,354,000		China Communications Services Corp Ltd	1,225,963

427,700		China Construction Bank Corp - A	533,272

86,890,641		China Construction Bank Corp - H	71,374,394

257,400		China CSSC Holdings Ltd	1,038,049

880,200	(a)	China Eastern Airlines Corp Ltd	447,565

1,330,900		China Energy Engineering Corp Ltd	402,990

2,820,000		China Everbright Bank Co Ltd - A	1,468,109

2,906,000		China Everbright Bank Co Ltd - H	1,261,846

3,307,000	(b)	China Feihe Ltd	2,499,085

3,396,245		China Galaxy Securities Co Ltd	3,085,254

410,100		China Galaxy Securities Co Ltd (Class A)	882,589

2,565,468		China Gas Holdings Ltd	2,319,525

213,400		China Great Wall Securities Co Ltd	227,121

74,800		China Greatwall Technology Group Co Ltd	150,738

2,459,500		China Hongqiao Group Ltd	4,414,838

2,230,000	(a),(d)	China Huishan Dairy Holdings Co Ltd	2,875

1,185,424		China Insurance International Holdings Co Ltd	1,641,535

178,600		China International Capital Corp Ltd	806,821

1,350,606	(b)	China International Capital Corp Ltd	2,323,294

182,544		China Jushi Co Ltd	294,619

6,722,880		China Life Insurance Co Ltd	12,286,705

156,500		China Life Insurance Co Ltd (Class A)	781,775

348,000	(a),(b)	China Literature Ltd	1,208,416

3,032,341		China Longyuan Power Group Corp Ltd	2,395,484

2,863,000		China Mengniu Dairy Co Ltd	7,130,733

3,509,868		China Merchants Bank Co Ltd	19,145,070

1,131,095		China Merchants Bank Co Ltd (Class A)	6,348,350

547,000		China Merchants Energy Shipping Co Ltd	440,139

347,700		China Merchants Expressway Network & Technology Holdings Co Ltd	614,225

1,194,894		China Merchants Holdings International Co Ltd	1,939,888

351,020		China Merchants Securities Co Ltd	794,023

438,000		China Merchants Shekou Industrial Zone Holdings Co Ltd	551,920

2,177,258		China Minsheng Banking Corp Ltd - A	1,194,189

6,035,514		China Minsheng Banking Corp Ltd - H	2,832,222

3,432,000		China Molybdenum Co Ltd	2,694,374

918,300		China Molybdenum Co Ltd (Class A)	894,941

118	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CHINA (continued)

3,545,254		China National Building Material Co Ltd	$1,719,078

256,700		China National Chemical Engineering Co Ltd	266,824

1,183,400		China National Nuclear Power Co Ltd	1,504,541

170,900		China Northern Rare Earth Group High-Tech Co Ltd	548,143

1,648,773		China Oilfield Services Ltd	1,289,358

3,380,294		China Overseas Land & Investment Ltd	5,997,146

396,700		China Pacific Insurance Group Co Ltd - A	1,630,527

2,334,419		China Pacific Insurance Group Co Ltd - H	6,351,404

1,764,800		China Petroleum & Chemical Corp	1,375,648

21,926,000	(a)	China Petroleum & Chemical Corp	11,192,593

4,296,000		China Power International Development Ltd	1,687,419

1,165,611		China Railway Group Ltd - A	885,912

3,970,000		China Railway Group Ltd - H	1,708,156

365,184		China Railway Signal & Communication Corp Ltd	255,924

77,800		China Rare Earth Resources And Technology Co Ltd	334,504

1,481,571		China Resources Beer Holdings Company Ltd	5,208,022

860,500		China Resources Gas Group Ltd	2,403,721

2,820,055		China Resources Land Ltd	9,488,377

73,708		China Resources Microelectronics Ltd	467,670

616,807	(b)	China Resources Mixc Lifestyle Services Ltd	2,954,925

1,860,346	(b)	China Resources Pharmaceutical Group Ltd	1,174,281

1,807,372		China Resources Power Holdings Co	4,360,133

64,252		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	363,918

5,426,904	(a),(c)	China Ruyi Holdings Ltd	1,427,470

346,600		China Shenhua Energy Co Ltd - A	1,828,247

3,043,000		China Shenhua Energy Co Ltd - H	11,436,039

1,184,000		China Shipping Development Co Ltd	940,410

454,500	(a)	China Southern Airlines Co Ltd (Class A)	351,068

2,240,710		China State Construction Engineering Corp Ltd	1,700,195

1,764,000		China State Construction International Holdings Ltd	2,600,179

1,369,000		China Three Gorges Renewables Group Co Ltd	803,070

134,800		China Tourism Group Duty Free Corp Ltd	1,176,664

3,921,377	(a),(b)	China Tower Corp Ltd	5,680,023

1,731,500		China United Network Communications Ltd	1,268,647

2,173,400	(c)	China Vanke Co Ltd	1,489,923

588,700		China Vanke Co Ltd (Class A)	552,220

323,200		China XD Electric Co Ltd	276,516

1,293,900		China Yangtze Power Co Ltd	5,254,179

710,815		China Zheshang Bank Co Ltd	292,843

40,500		Chongqing Brewery Co Ltd	322,009

320,866		Chongqing Changan Automobile Co Ltd	541,915

620,452		Chongqing Rural Commercial Bank Co Ltd	585,641

160,100		Chongqing Zhifei Biological Products Co Ltd	416,502

1,722,633	(c)	Chow Tai Fook Jewellery Group Ltd	2,302,837

3,555,738		Citic Pacific Ltd	4,322,611

117,100		Citic Pacific Special Steel Group Co Ltd	188,863

1,435,732		CITIC Securities Co Ltd	3,548,453

643,480		CITIC Securities Co Ltd (Class A)	2,217,870

38,080		CNGR Advanced Material Co Ltd	165,526

544,900		CNOOC Energy Technology & Services Ltd	297,936

569,600		CNPC Capital Co Ltd	538,804

3,600,000	(a)	Cnpc Hong Kong Ltd	3,431,430

242,980		Contemporary Amperex Technology Co Ltd	7,768,946

97,700		COSCO SHIPPING Energy Transportation Co Ltd	138,130

628,010		COSCO SHIPPING Holdings Co Ltd - A	1,241,169

2,631,800	(c)	COSCO SHIPPING Holdings Co Ltd - H	3,971,479

3,803,000		CRRC Corp Ltd	2,347,020

1,309,600		CRRC Corp Ltd (Class A)	1,265,106

275,200		CSC Financial Co Ltd	880,507

234,018		CSI Solar Co Ltd	282,982

76,200	(a)	CSPC Innovation Pharmaceutical Co Ltd	439,832

7,527,489		CSPC Pharmaceutical Group Ltd	5,928,943

See Notes to Financial Statements	119

Portfolios of Investments April 30, 2025 (continued)

Emerging Markets Equity Index

SHARES		DESCRIPTION	VALUE

		CHINA (continued)

1,044,700		Daqin Railway Co Ltd	$932,383

324,600		Datang International Power Generation Co Ltd	138,686

31,500		Dong-E-E-Jiao Co Ltd	235,711

145,100		Dongfang Electric Corp Ltd	304,033

302,600		Dongxing Securities Co Ltd	417,896

886,385		East Money Information Co Ltd	2,514,169

25,577		Eastroc Beverage Group Co Ltd	1,007,048

29,300		Ecovacs Robotics Co Ltd	207,676

25,200		Empyrean Technology Co Ltd	413,571

700,028		ENN Energy Holdings Ltd	5,526,285

115,700		ENN Natural Gas Co Ltd	314,840

37,600		Eoptolink Technology, Inc Ltd	472,857

123,661		Eve Energy Co Ltd	699,887

182,800		Everbright Securities Co Ltd	405,234

1,046,551	(a)	Everdisplay Optronics Shanghai Co Ltd	314,216

1,007,000		Far East Horizon Ltd	780,348

93,400		FAW Jiefang Group Co Ltd	92,606

95,600		Flat Glass Group Co Ltd	197,856

845,140		Focus Media Information Technology Co Ltd	838,909

267,764		Foshan Haitian Flavouring & Food Co Ltd	1,546,005

2,145,452		Fosun International	1,112,193

365,800		Founder Securities Co Ltd	375,394

745,800		Foxconn Industrial Internet Co Ltd	1,879,952

115,200		Fuyao Glass Industry Group Co Ltd - A	921,670

549,298	(b)	Fuyao Glass Industry Group Co Ltd - H	3,884,642

120,822		GalaxyCore, Inc	229,701

106,340		Ganfeng Lithium Group Co Ltd	437,935

19,356,795	(a),(c)	GCL Technology Holdings Ltd	1,967,329

1,118,283		GD Power Development Co Ltd	688,413

5,389,828		Geely Automobile Holdings Ltd	11,314,873

268,600		GEM Co Ltd	226,429

960,000	(a),(c)	Genscript Biotech Corp	1,348,366

293,100		GF Securities Co Ltd (Class A)	629,743

266,000	(b)	Giant Biogene Holding Co ltd	2,748,261

27,468		GigaDevice Semiconductor, Inc	487,278

179,000		GoerTek, Inc	523,559

34,220		Gongniu Group Co Ltd	335,441

70,200		Gotion High-tech Co Ltd	199,630

131,400		Great Wall Motor Co Ltd	408,563

2,048,266		Great Wall Motor Co Ltd	2,926,953

160,900		Gree Electric Appliances, Inc of Zhuhai	1,009,614

143,700		GRG Banking Equipment Co Ltd	244,594

83,900		Guangdong Haid Group Co Ltd	640,625

2,930,000		Guangdong Investments Ltd	2,371,005

363,187		Guanghui Energy Co Ltd	289,674

222,800		Guangzhou Automobile Group Co Ltd	246,007

74,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	269,834

212,700		Guangzhou Haige Communications Group, Inc Co	304,246

150,000	(a)	Guangzhou Tinci Materials Technology Co Ltd	360,614

122,100		Guolian Securities Co Ltd	163,733

280,600		Guosen Securities Co Ltd	419,891

752,860		Guotai Junan Securities Co Ltd	1,789,156

1,932,896	(b),(c)	Guotai Junan Securities Co Ltd (Hong Kong)	2,754,820

339,630		Guoyuan Securities Co Ltd	348,688

1,524,000	(b)	Haidilao International Holding Ltd	3,431,370

2,223,800		Haier Smart Home Co Ltd	6,453,531

339,100		Haier Smart Home Co Ltd	1,159,075

2,100,900	(a)	Hainan Airlines Holding Co Ltd	384,946

650,200	(a)	Hainan Airport Infrastructure Co Ltd	314,159

615,000		Haitian International Holdings Ltd	1,424,618

56,900		Hang Zhou Great Star Industrial Co Ltd	182,566

111,790		Hangzhou First Applied Material Co Ltd	188,988

120	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CHINA (continued)

46,500		Hangzhou Silan Microelectronics Co Ltd	$160,545

16,000		Hangzhou Tigermed Consulting Co Ltd - A	98,464

1,026,000	(b)	Hansoh Pharmaceutical Group Co Ltd	3,179,544

47,300		Hebei Yangyuan Zhihui Beverage Co Ltd	158,093

123,100		Henan Shenhuo Coal & Power Co Ltd	288,755

164,370		Henan Shuanghui Investment & Development Co Ltd	565,322

537,500		Hengan International Group Co Ltd	1,449,135

370,520		Hengli Petrochemical Co Ltd	779,886

127,300		Hengtong Optic-electric Co Ltd	270,582

56,600		Hisense Home Appliances Group Co Ltd	214,182

316,000		Hisense Kelon Electrical Holdings Co Ltd	958,303

31,200		Hithink RoyalFlush Information Network Co Ltd	1,106,964

297,100		HLA Corp Ltd	339,581

41,000		Hoshine Silicon Industry Co Ltd	288,243

599,051	(b),(c)	Hua Hong Semiconductor Ltd	2,739,360

555,400		Huadian Power International Corp Ltd (Class A)	436,739

97,400		Huadong Medicine Co Ltd	520,599

146,400		Huafon Chemical Co Ltd	134,914

69,000		Huagong Tech Co Ltd	385,413

120,900		Huaibei Mining Holdings Co Ltd	197,454

105,520		Hualan Biological Engineering, Inc	237,941

294,700		Huaneng Lancang River Hydropower, Inc	387,546

621,400		Huaneng Power International, Inc - A	612,522

4,147,110		Huaneng Power International, Inc - H	2,568,936

44,000		Huaqin Technology Co Ltd	400,677

1,199,000	(b)	Huatai Securities Co Ltd	1,776,920

216,000		Huatai Securities Co Ltd (Class A)	477,845

692,419		Huaxia Bank Co Ltd	693,600

232,673		Huayu Automotive Systems Co Ltd	571,140

188,206		Huazhu Group Ltd (ADR)	6,444,173

47,100		Hubei Jumpcan Pharmaceutical Co Ltd	170,537

36,300		Huizhou Desay Sv Automotive Co Ltd	521,810

93,600		Humanwell Healthcare Group Co Ltd	268,788

389,400		Hunan Valin Steel Co Ltd	261,879

98,096		Hundsun Technologies, Inc	351,727

10,535		Hwatsing Technology Co Ltd	240,350

129,619		Hygon Information Technology Co Ltd	2,657,131

121,200		Iflytek Co Ltd	786,531

15,260		Imeik Technology Development Co Ltd	362,945

3,456,505		Industrial & Commercial Bank of China Ltd - A	3,335,532

62,802,777		Industrial & Commercial Bank of China Ltd - H	43,020,615

1,101,200		Industrial Bank Co Ltd	3,166,958

376,480		Industrial Securities Co Ltd	299,980

22,800		Ingenic Semiconductor Co Ltd	213,206

1,909,400		Inner Mongolia BaoTou Steel Union Co Ltd	454,554

140,900		Inner Mongolia Dian Tou Energy Corp Ltd	346,293

649,400		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	483,944

323,600		Inner Mongolia Yili Industrial Group Co Ltd	1,325,963

906,900		Inner Mongolia Yitai Coal Co	1,803,629

1,107,237	(a),(b)	Innovent Biologics, Inc	7,668,630

76,900		Inspur Electronic Information Industry Co Ltd	541,277

52,500		Isoftstone Information Technology Group Co Ltd	420,104

159,684		JA Solar Technology Co Ltd	210,037

32,000		JCHX Mining Management Co Ltd	163,095

1,006,249	(a),(b)	JD Health International, Inc	4,774,852

1,848,600	(a),(b)	JD Logistics, Inc	2,899,367

2,204,084		JD.com, Inc	35,885,627

302,900		Jiangsu Eastern Shenghong Co Ltd	367,141

1,104,000		Jiangsu Express	1,373,797

77,156		Jiangsu Hengli Hydraulic Co Ltd	794,509

351,119		Jiangsu Hengrui Pharmaceuticals Co Ltd	2,467,465

47,300	(a)	Jiangsu Hoperun Software Co Ltd	338,343

See Notes to Financial Statements	121

Portfolios of Investments April 30, 2025 (continued)

Emerging Markets Equity Index

SHARES		DESCRIPTION	VALUE

		CHINA (continued)

76,300		Jiangsu King’s Luck Brewery JSC Ltd	$497,871

151,400		Jiangsu Phoenix Publishing & Media Corp Ltd	244,835

99,100		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	936,140

28,500		Jiangsu Yoke Technology Co Ltd	216,593

58,800		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	279,037

157,000		Jiangsu Zhongtian Technology Co Ltd	301,560

898,000		Jiangxi Copper Co Ltd	1,508,905

100,300		Jiangxi Copper Co Ltd (Class A)	294,243

206,300		Jinduicheng Molybdenum Co Ltd	278,710

535,296		Jinko Solar Co Ltd	404,075

146,500		Juneyao Airlines Co Ltd	250,275

246,800	(a)	Kanzhun Ltd (ADR)	3,776,040

625,894		KE Holdings, Inc (ADR)	12,705,648

2,701,000	(a)	Kingdee International Software Group Co Ltd	4,593,816

843,000		Kingsoft Corp Ltd	4,200,167

2,420,301	(a),(b)	Kuaishou Technology	15,974,689

142,000		Kuang-Chi Technologies Co Ltd	825,580

71,100		Kunlun Tech Co Ltd	312,311

68,343		Kweichow Moutai Co Ltd	14,560,498

139,300		LB Group Co Ltd	318,226

7,343,856		Lenovo Group Ltd	8,493,730

202,900		Lens Technology Co Ltd	583,659

1,109,110	(a)	Li Auto, Inc	13,514,140

2,095,000		Li Ning Co Ltd	3,949,783

140,900		Liaoning Port Co Ltd	28,300

454,100		Lingyi iTech Guangdong Co	500,241

1,751,500	(b),(c)	Longfor Group Holdings Ltd	2,342,758

369,224		LONGi Green Energy Technology Co Ltd	747,588

16,924	(a)	Loongson Technology Corp Ltd	303,113

376,353		Luxshare Precision Industry Co Ltd	1,601,969

94,400		Luzhou Laojiao Co Ltd	1,608,619

108,370		Mango Excellent Media Co Ltd	339,408

28,120		Maxscend Microelectronics Co Ltd	290,604

195,200		Meihua Holdings Group Co Ltd	294,545

4,438,529	(a),(b)	Meituan	73,490,668

966,700		Metallurgical Corp of China Ltd	384,741

181,400		Midea Group Co Ltd	1,839,141

274,500	(a)	Midea Group Co Ltd	2,591,006

368,400	(c)	MINISO Group Holding Ltd	1,656,302

3,616,000	(a)	MMG Ltd	1,094,519

64,976		Montage Technology Co Ltd	687,827

279,184		Muyuan Foods Co Ltd	1,525,205

520,200		Nanjing Iron & Steel Co Ltd	309,421

191,000		Nanjing Securities Co Ltd	203,555

442,127		NARI Technology Co Ltd	1,348,977

134,469		National Silicon Industry Group Co Ltd	323,643

28,700		NAURA Technology Group Co Ltd	1,784,763

1,746,119		NetEase, Inc	37,535,187

104,200		New China Life Insurance Co Ltd - A	690,856

829,000		New China Life insurance Co Ltd - H	3,027,434

264,900		New Hope Liuhe Co Ltd	350,029

1,341,627		New Oriental Education & Technology Group, Inc	6,572,880

117,106	(a)	Nexchip Semiconductor Corp	344,964

78,600		Ninestar Corp	238,244

30,744		Ningbo Deye Technology Co Ltd	365,546

37,700		Ningbo Orient Wires & Cables Co Ltd	262,412

90,000		Ningbo Sanxing Medical Electric Co Ltd	316,968

95,710		Ningbo Tuopu Group Co Ltd	692,072

454,000		Ningxia Baofeng Energy Group Co Ltd	1,001,694

1,366,370	(a),(c)	NIO, Inc	5,472,917

1,809,100	(b),(c)	Nongfu Spring Co Ltd	8,316,777

208,900	(a)	OFILM Group Co Ltd	323,890

122	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CHINA (continued)

27,740		Oppein Home Group, Inc	$252,683

295,680		Orient Securities Co Ltd	373,131

384,500	(a)	Pangang Group Vanadium Titanium & Resources Co Ltd	134,980

626,317	(a)	PDD Holdings, Inc (ADR)	66,120,286

8,266,220		People’s Insurance Co Group of China Ltd	4,892,082

619,700		People’s Insurance Co Group of China Ltd (Class A)	602,514

19,124,000	(a)	PetroChina Co Ltd	14,613,376

988,900		PetroChina Co Ltd	1,088,337

75,900		Pharmaron Beijing Co Ltd - A	242,812

6,236,306		PICC Property & Casualty Co Ltd	11,483,779

1,113,200		Ping An Bank Co Ltd	1,673,585

6,063,692		Ping An Insurance Group Co of China Ltd	36,291,391

582,500		Ping An Insurance Group Co of China Ltd (Class A)	4,070,241

13,542		Piotech, Inc	291,980

640,200		Poly Developments and Holdings Group Co Ltd	737,383

485,675	(b)	Pop Mart International Group Ltd	12,113,338

1,587,078		Postal Savings Bank of China Co Ltd - A	1,118,720

8,526,000	(b)	Postal Savings Bank of China Co Ltd - H	5,241,630

856,300		Power Construction Corp of China Ltd	556,748

264,300	(a)	Qinghai Salt Lake Industry Co Ltd	581,285

74,200		Range Intelligent Computing Technology Group Co Ltd	494,459

15,200		Rockchip Electronics Co Ltd	357,882

593,400		Rongsheng Petrochemical Co Ltd	680,435

456,300		SAIC Motor Corp Ltd	1,021,793

173,200		Sailun Group Co Ltd	291,555

254,100		Sanan Optoelectronics Co Ltd	430,017

473,900		Sany Heavy Industry Co Ltd	1,234,636

268,691		Satellite Chemical Co Ltd	671,731

290,100		SDIC Capital Co Ltd	273,310

434,400		SDIC Power Holdings Co Ltd	899,845

81,000		Seres Group Co Ltd	1,455,944

254,900		SF Holding Co Ltd	1,527,185

17,647		SG Micro Corp	246,169

490,871		Shaanxi Coal Industry Co Ltd	1,296,106

208,845		Shandong Gold Mining Co Ltd - A	874,259

715,624	(b),(c)	Shandong Gold Mining Co Ltd - H	2,108,215

66,800		Shandong Himile Mechanical Science & Technology Co Ltd	522,372

212,690		Shandong Hualu Hengsheng Chemical Co Ltd	597,245

44,800		Shandong Linglong Tyre Co Ltd	87,897

673,600		Shandong Nanshan Aluminum Co Ltd	338,765

104,900		Shandong Sun Paper Industry JSC Ltd	202,259

2,309,390		Shandong Weigao Group Medical Polymer Co Ltd	1,699,854

653,362		Shanghai Baosight Software Co Ltd	959,259

90,417		Shanghai Baosight Software Co Ltd	334,866

707,900		Shanghai Electric Group Co Ltd	712,820

123,800		Shanghai Fosun Pharmaceutical Group Co Ltd - A	398,484

11,107		Shanghai Friendess Electronic Technology Corp Ltd	297,520

72,400		Shanghai International Airport Co Ltd	319,715

72,700		Shanghai M&G Stationery, Inc	294,154

173,400		Shanghai Pharmaceuticals Holding Co Ltd - A	428,550

656,841		Shanghai Pharmaceuticals Holding Co Ltd - H	898,246

1,614,630		Shanghai Pudong Development Bank Co Ltd	2,435,703

172,583		Shanghai Putailai New Energy Technology Co Ltd	399,478

348,100		Shanghai RAAS Blood Products Co Ltd	321,914

468,600		Shanghai Rural Commercial Bank Co Ltd	542,147

39,319		Shanghai United Imaging Healthcare Co Ltd	718,434

82,900		Shanghai Zhangjiang High-Tech Park Development Co Ltd	298,723

85,900		Shanxi Lu’an Environmental Energy Development Co Ltd	129,214

70,520		Shanxi Xinghuacun Fen Wine Factory Co Ltd	1,982,114

423,370		Shanxi Xishan Coal & Electricity Power Co Ltd	373,641

265,600		Shenergy Co Ltd	322,629

157,100		Shengyi Technology Co Ltd	527,170

See Notes to Financial Statements	123

Portfolios of Investments April 30, 2025 (continued)

Emerging Markets Equity Index

SHARES		DESCRIPTION	VALUE

		CHINA (continued)

11,760		Shennan Circuits Co Ltd	$177,424

1,055,300		Shenwan Hongyuan Group Co Ltd	685,887

387,400		Shenzhen Energy Group Co Ltd	341,446

26,500		Shenzhen Goodix Technology Co Ltd	256,210

60,927		Shenzhen Inovance Technology Co Ltd	599,721

66,500		Shenzhen Mindray Bio-Medical Electronics Co Ltd	2,011,219

44,500		Shenzhen New Industries Biomedical Engineering Co Ltd	321,012

47,700		Shenzhen Salubris Pharmaceuticals Co Ltd	268,622

59,469		Shenzhen Transsion Holdings Co Ltd	614,711

772,900		Shenzhou International Group Holdings Ltd	5,357,510

89,680		Shijiazhuang Yiling Pharmaceutical Co Ltd	169,706

264,800		Sichuan Changhong Electric Co Ltd	383,026

212,573		Sichuan Chuantou Energy Co Ltd	497,126

73,700		Sichuan Kelun Pharmaceutical Co Ltd	367,674

444,640		Sichuan Road and Bridge Group Co Ltd	531,808

52,400		Sieyuan Electric Co Ltd	519,780

296,000		Silergy Corp	3,731,464

208,200		Sinolink Securities Co Ltd	232,989

1,155,200		Sinopharm Group Co Ltd	2,722,515

626,000		Sinotruk Hong Kong Ltd	1,504,216

1,664,000	(b),(c)	Smoore International Holdings Ltd	2,880,079

261,456		SooChow Securities Co Ltd	281,419

542,900		Southwest Securities Co Ltd	307,859

46,200		Spring Airlines Co Ltd	340,852

104,020		Sungrow Power Supply Co Ltd	868,456

642,917		Sunny Optical Technology Group Co Ltd	5,409,667

78,000		Sunwoda Electronic Co Ltd	203,993

128,000		Suzhou Dongshan Precision Manufacturing Co Ltd	455,504

12,544		Suzhou Maxwell Technologies Co Ltd	120,283

32,760		Suzhou TFC Optical Communication Co Ltd	314,735

377,332	(a)	TAL Education Group (ADR)	3,301,655

249,470		TBEA Co Ltd	396,099

833,690		TCL Technology Group Corp	475,789

186,250		TCL Zhonghuan Renewable Energy Technology Co Ltd	196,495

5,823,391		Tencent Holdings Ltd	356,688,185

684,900		Tencent Music Entertainment Group (ADR)	9,191,358

445,000		Tianfeng Securities Co Ltd	239,027

76,200		Tianqi Lithium Corp	301,426

184,400		Tianshan Aluminum Group Co Ltd	189,178

86,500		Tianshui Huatian Technology Co Ltd	110,492

1,782,025		Tingyi Cayman Islands Holding Corp	3,218,927

1,175,200		Tongcheng Travel Holdings Ltd	3,082,570

83,500		TongFu Microelectronics Co Ltd	294,534

122,000		Tongkun Group Co Ltd	182,801

1,080,700		Tongling Nonferrous Metals Group Co Ltd	470,661

231,892		Tongwei Co Ltd	520,913

869,661		Travelsky Technology Ltd	1,210,620

94,675		Trina Solar Co Ltd	170,886

558,600		Trip.com Group Ltd	33,650,505

566,000		Tsingtao Brewery Co Ltd	3,999,624

40,300		Tsingtao Brewery Co Ltd (Class A)	412,913

34,299		Unigroup Guoxin Microelectronics Co Ltd	302,698

166,080		Unisplendour Corp Ltd	576,742

37,600		Universal Scientific Industrial Shanghai Co Ltd	71,809

44,300		Victory Giant Technology Huizhou Co Ltd	451,553

296,497		Vipshop Holdings Ltd (ADR)	4,038,289

158,700		Wanhua Chemical Group Co Ltd	1,190,610

4,384,587		Want Want China Holdings Ltd	2,869,334

1,700,800		Weichai Power Co Ltd	3,318,091

356,600		Weichai Power Co Ltd (Class A)	747,917

41,920		Weihai Guangwei Composites Co Ltd	167,763

392,660		Wens Foodstuffs Group Co Ltd	916,351

124	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		CHINA (continued)

118,300		Western Mining Co Ltd	$250,972

255,800		Western Securities Co Ltd	265,367

24,665		Western Superconducting Technologies Co Ltd	159,547

62,790		Will Semiconductor Co Ltd	1,140,522

50,200		Wingtech Technology Co Ltd	241,102

1,538,900		Wintime Energy Group Co Ltd	283,888

125,768		Wuhan Guide Infrared Co Ltd	142,808

209,700		Wuliangye Yibin Co Ltd	3,716,526

98,790		WUS Printed Circuit Kunshan Co Ltd	382,227

127,404		WuXi AppTec Co Ltd - A	1,039,768

279,677	(b),(c)	WuXi AppTec Co Ltd - H	2,161,510

3,131,301	(a),(b)	Wuxi Biologics Cayman, Inc	9,094,637

561,100		XCMG Construction Machinery Co Ltd	681,162

201,636		Xiamen C & D, Inc	289,220

47,100		Xiamen Tungsten Co Ltd	118,977

14,855,236	(a),(b)	Xiaomi Corp	95,106,182

74,862		Xinjiang Daqo New Energy Co Ltd	183,597

158,100		Xinjiang Goldwind Science & Technology Co Ltd - A	190,479

4,545,290	(c)	Xinyi Solar Holdings Ltd	1,511,583

1,114,589	(a),(c)	XPeng, Inc	10,375,722

1,156,000	(b)	Yadea Group Holdings Ltd	2,086,413

56,500		Yantai Jereh Oilfield Services Group Co Ltd	244,361

2,789,204	(c)	Yanzhou Coal Mining Co Ltd	2,913,107

208,795		Yanzhou Coal Mining Co Ltd (Class A)	350,818

69,953		Yealink Network Technology Corp Ltd	319,947

83,845		Yifeng Pharmacy Chain Co Ltd	326,945

71,500		Yihai Kerry Arawana Holdings Co Ltd	313,006

185,420		Yintai Gold Co Ltd	521,250

553,100		Yonghui Superstores Co Ltd	389,504

153,999		Yonyou Network Technology Co Ltd	312,812

437,100		Youngor Group Co Ltd	451,075

155,000		YTO Express Group Co Ltd	279,580

343,445		Yum China Holdings, Inc	14,874,603

269,100		Yunnan Aluminium Co Ltd	563,837

124,960		Yunnan Baiyao Group Co Ltd	985,208

337,400		Yunnan Chihong Zinc&Germanium Co Ltd	236,058

85,300		Yunnan Energy New Material Co Ltd	325,749

100,300		Yunnan Yuntianhua Co Ltd	308,509

76,600		Zangge Mining Co Ltd	381,531

33,195		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	937,645

1,416,141		Zhaojin Mining Industry Co Ltd	3,373,738

349,900		Zhejiang China Commodities City Group Co Ltd	737,825

119,716		Zhejiang Chint Electrics Co Ltd	367,548

180,800		Zhejiang Dahua Technology Co Ltd	392,228

30,420		Zhejiang Dingli Machinery Co Ltd	182,039

1,607,971		Zhejiang Expressway Co Ltd	1,325,344

68,828		Zhejiang Huayou Cobalt Co Ltd	321,083

53,700		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	202,940

168,600		Zhejiang Juhua Co Ltd	591,485

447,500	(a),(b)	Zhejiang Leapmotor Technologies Ltd	3,202,442

296,746		Zhejiang Longsheng Group Co Ltd	401,072

134,164		Zhejiang NHU Co Ltd	408,590

90,600		Zhejiang Sanhua Intelligent Controls Co Ltd	334,888

35,967		Zhejiang Supcon Technology Co Ltd	233,851

26,400		Zhejiang Supor Co Ltd	204,426

137,400		Zhejiang Wanfeng Auto Wheel Co Ltd	315,948

58,370		Zhejiang Weiming Environment Protection Co Ltd	156,491

745,100		Zhejiang Zheneng Electric Power Co Ltd	538,836

103,500		Zhengzhou Yutong Bus Co Ltd	382,481

201,800		Zheshang Securities Co Ltd	291,947

63,280		Zhongji Innolight Co Ltd	739,982

378,800		Zhongjin Gold Corp Ltd	713,470

See Notes to Financial Statements	125

Portfolios of Investments April 30, 2025 (continued)

Emerging Markets Equity Index

SHARES		DESCRIPTION	VALUE

		CHINA (continued)

653,500		Zhongsheng Group Holdings Ltd	$983,309

301,900		Zhongtai Securities Co Ltd	253,848

44,389		Zhuzhou CRRC Times Electric Co Ltd	277,589

420,500		Zhuzhou CSR Times Electric Co Ltd	1,687,817

5,219,299		Zijin Mining Group Co Ltd	11,402,513

1,118,300		Zijin Mining Group Co Ltd (Class A)	2,696,340

328,700		Zoomlion Heavy Industry Science and Technology Co Ltd - A	331,870

208,400		ZTE Corp	920,110

665,064	(c)	ZTE Corp (Class H)	1,963,355

380,500		ZTO Express Cayman, Inc	7,086,386

		TOTAL CHINA	2,103,300,197

		COLOMBIA - 0.1%

219,410		BanColombia S.A.	2,601,410

413,561		BanColombia S.A. (Preference)	4,247,604

384,740		Interconexion Electrica S.A. ESP	1,984,900

		TOTAL COLOMBIA	8,833,914

		CZECH REPUBLIC - 0.2%

147,936		CEZ AS	7,509,162

67,865		Komercni Banka AS	3,298,360

160,838	(b)	Moneta Money Bank AS	994,225

		TOTAL CZECH REPUBLIC	11,801,747

		EGYPT - 0.1%

2,046,994		Commercial International Bank	3,260,773

1,477,240		Eastern Tobacco	1,017,183

530,346		Talaat Moustafa Group	541,823

		TOTAL EGYPT	4,819,779

		GREECE - 0.6%

2,041,167		Alpha Services and Holdings S.A.	4,976,836

2,320,519		Eurobank Ergasias Services and Holdings S.A.	6,585,691

12,741	(a),(d)	FF Group	144

156,716		Hellenic Telecommunications Organization S.A.	2,974,000

100,201		JUMBO S.A.	3,155,655

92,405		Mytilineos Holdings S.A.	4,373,278

795,633		National Bank of Greece S.A.	8,444,425

169,748		OPAP S.A.	3,771,667

928,009		Piraeus Financial Holdings S.A.	5,211,726

176,405		Public Power Corp	2,644,277

		TOTAL GREECE	42,137,699

		HONG KONG - 0.1%

2,285,600	(a)	J&T Global Express Ltd	1,775,640

114,406		Orient Overseas International Ltd	1,598,077

9,823,331		Sino Biopharmaceutical Ltd	4,933,269

		TOTAL HONG KONG	8,306,986

		HUNGARY - 0.3%

345,464		MOL Hungarian Oil & Gas plc	2,925,286

204,002		OTP Bank Rt	15,069,221

127,300		Richter Gedeon Rt	3,860,832

		TOTAL HUNGARY	21,855,339

		INDIA - 19.2%

52,318		ABB Ltd India	3,417,932

142,617		Adani Enterprises Ltd	3,884,028

485,316		Adani Ports & Special Economic Zone Ltd	6,982,085

523,456	(a)	Adani Power Ltd	3,289,115

38,599		Alkem Laboratories Ltd	2,338,391

533,689		Ambuja Cements Ltd	3,402,486

161,827		APL Apollo Tubes Ltd	3,093,378

92,169		Apollo Hospitals Enterprise Ltd	7,618,133

1,393,763		Ashok Leyland Ltd	3,720,919

341,908		Asian Paints Ltd	9,819,445

115,337		Astral Ltd	1,835,611

311,240	(b)	AU Small Finance Bank Ltd	2,498,832

126	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		INDIA (continued)

243,302	(a)	Aurobindo Pharma Ltd	$3,546,413

154,770	(a),(b)	Avenue Supermarts Ltd	7,674,825

2,073,265		Axis Bank Ltd	29,081,915

66,362		Bajaj Auto Ltd	6,304,854

251,864		Bajaj Finance Ltd	25,699,320

346,593		Bajaj Finserv Ltd	8,005,530

24,065		Bajaj Holdings & Investment Ltd	3,421,316

61,563		Balkrishna Industries Ltd	1,946,585

1,062,890		Bank of Baroda	3,145,155

3,274,092		Bharat Electronics Ltd	12,178,069

214,102		Bharat Forge Ltd	2,804,589

906,132		Bharat Heavy Electricals Ltd	2,429,590

1,323,682		Bharat Petroleum Corp Ltd	4,850,989

2,341,466		Bharti Airtel Ltd	51,648,600

6,206		Bosch Ltd	2,161,176

93,667		Britannia Industries Ltd	6,030,184

58,937		BSE Ltd	4,457,320

226,693		Cadila Healthcare Ltd	2,386,678

1,642,224		Canara Bank	1,893,101

577,945		CG Power & Industrial Solutions Ltd	4,283,216

365,060		Cholamandalam Investment and Finance Co Ltd	6,456,944

482,754		Cipla Ltd	8,858,881

1,659,720		Coal India Ltd	7,562,150

115,995		Colgate-Palmolive India Ltd	3,554,542

259,808		Container Corp Of India Ltd	2,075,122

116,320		Cummins India Ltd	3,993,817

437,784		Dabur India Ltd	2,528,178

110,849		Divi’s Laboratories Ltd	8,001,494

31,603		Dixon Technologies India Ltd	6,160,853

698,541		DLF Ltd	5,571,834

542,142		Dr Reddy’s Laboratories Ltd	7,610,131

125,039		Eicher Motors Ltd	8,233,997

2,107,694		GAIL India Ltd	4,711,831

2,228,879	(a)	GMR Infrastructure Ltd	2,297,746

354,849		Godrej Consumer Products Ltd	5,292,335

144,492	(a)	Godrej Properties Ltd	3,691,332

222,884		Grasim Industries Ltd	7,232,728

208,982		Havells India Ltd	3,957,249

878,568		HCL Technologies Ltd	16,295,599

84,439	(b)	HDFC Asset Management Co Ltd	4,375,856

5,122,070		HDFC Bank Ltd	116,342,422

893,735	(b)	HDFC Life Insurance Co Ltd	7,857,612

114,530		Hero Honda Motors Ltd	5,189,100

1,246,432		Hindalco Industries Ltd	9,212,325

180,091		Hindustan Aeronautics Ltd	9,549,955

743,346		Hindustan Lever Ltd	20,637,469

958,774		Hindustan Petroleum Corp Ltd	4,290,893

152,425	(a)	Hyundai Motor India Ltd	3,080,840

4,756,707		ICICI Bank Ltd	79,956,788

211,706	(b)	ICICI Lombard General Insurance Co Ltd	4,703,673

304,887	(b)	ICICI Prudential Life Insurance Co Ltd	2,214,461

3,451,983	(a)	IDFC First Bank Ltd	2,656,439

793,509		Indian Hotels Co Ltd	7,383,255

2,439,521		Indian Oil Corp Ltd	3,977,326

227,529		Indian Railway Catering & Tourism Corp Ltd	2,025,519

1,118,071	(a)	Indus Towers Ltd	5,388,131

515,199		IndusInd Bank Ltd	5,116,757

60,182		Info Edge India Ltd	5,034,181

2,995,986		Infosys Technologies Ltd	52,962,839

176,810	(a),(b)	InterGlobe Aviation Ltd	11,017,263

2,715,265		ITC Ltd	13,671,353

274,810		Jindal Stainless Ltd	1,900,051

See Notes to Financial Statements	127

Portfolios of Investments April 30, 2025 (continued)

Emerging Markets Equity Index

SHARES		DESCRIPTION	VALUE

		INDIA (continued)

366,612		Jindal Steel & Power Ltd	$3,895,036

417,223		JSW Energy Ltd	2,367,518

559,009		JSW Steel Ltd	6,829,520

292,311		Jubilant Foodworks Ltd	2,471,736

351,862		Kalyan Jewellers India Ltd	2,149,035

1,008,204		Kotak Mahindra Bank Ltd	26,350,230

607,281		Larsen & Toubro Ltd	24,037,765

68,540	(b)	LTIMindtree Ltd	3,719,631

217,679		Lupin Ltd	5,413,041

288,171	(b)	Macrotech Developers Ltd	4,534,090

842,811		Mahindra & Mahindra Ltd	29,201,035

113,904	(a)	Mankind Pharma Ltd	3,320,358

462,195		Marico Ltd	3,885,843

115,402		Maruti Suzuki India Ltd	16,727,939

705,483		Max Healthcare Institute Ltd	9,153,114

89,550		Mphasis Ltd	2,615,371

2,066		MRF Ltd	3,287,835

95,097		Muthoot Finance Ltd	2,448,150

327,209		Nestle India Ltd	9,248,403

2,773,827		NHPC Ltd	2,811,360

2,919,507		NMDC Ltd	2,239,744

3,931,030		NTPC Ltd	16,469,022

116,652		Oberoi Realty Ltd	2,264,527

2,879,936		Oil & Natural Gas Corp Ltd	8,333,326

557,610		Oil India Ltd	2,709,825

19,313		Oracle Financial Services Software Ltd	1,995,682

5,687		Page Industries Ltd	3,066,035

296,761	(a)	PB Fintech Ltd	5,702,083

101,661		Persistent Systems Ltd	6,398,006

722,367		Petronet LNG Ltd	2,681,870

166,440		Phoenix Mills Ltd	3,276,108

72,217		PI Industries Ltd	3,110,831

132,375		Pidilite Industries Ltd	4,758,887

47,626		Polycab India Ltd	3,107,830

1,325,464		Power Finance Corp Ltd	6,411,755

4,267,440		Power Grid Corp of India Ltd	15,499,076

171,437		Prestige Estates Projects Ltd	2,789,533

1,967,694		Punjab National Bank	2,333,117

444,348		Rail Vikas Nigam Ltd	1,844,405

1,159,726		REC Ltd	5,788,904

5,501,382		Reliance Industries Ltd	91,346,729

2,559,501	(a)	Reliance Strategic Investments Ltd	7,905,051

3,033,018		Samvardhana Motherson International Ltd	4,788,675

244,066		SBI Cards & Payment Services Ltd	2,524,918

392,645	(b)	SBI Life Insurance Co Ltd	8,211,810

7,222		Shree Cement Ltd	2,538,980

1,267,055		Shriram Finance Ltd	9,181,978

83,207	(a),(d)	Siemens Energy India Ltd	2,440,699

83,207		Siemens India Ltd	2,853,631

22,987		Solar Industries India Ltd	3,580,246

367,553	(b)	Sona Blw Precision Forgings Ltd	2,092,331

126,974		SRF Ltd	4,525,063

1,603,876		State Bank of India	14,979,558

882,051		Sun Pharmaceutical Industries Ltd	19,130,400

54,006		Sundaram Finance Ltd	3,369,504

55,011		Supreme Industries Ltd	2,304,215

8,617,917	(a)	Suzlon Energy Ltd	5,746,418

98,126		Tata Communications Ltd	1,847,341

818,482		Tata Consultancy Services Ltd	33,410,333

559,178		Tata Consumer Products Ltd	7,715,785

32,748		Tata Elxsi Ltd	2,237,313

1,830,392		Tata Motors Ltd	13,948,857

128	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		INDIA (continued)

1,401,873		Tata Power Co Ltd	$6,370,110

6,709,129		Tata Steel Ltd	11,167,203

512,287		Tech Mahindra Ltd	9,111,815

35,255		Thermax Ltd	1,373,267

341,247		Titan Co Ltd	13,633,492

113,910		Torrent Pharmaceuticals Ltd	4,479,760

145,452		Torrent Power Ltd	2,647,989

162,683		Trent Ltd	9,943,868

90,570		Tube Investments of India Ltd	3,105,648

202,674		TVS Motor Co Ltd	6,404,824

105,739		Ultra Tech Cement Ltd	14,571,097

1,496,774		Union Bank of India	2,228,983

245,378		United Spirits Ltd	4,537,503

383,500		UPL Ltd	3,041,423

1,193,966		Varun Beverages Ltd	7,371,404

1,212,075		Vedanta Ltd	6,018,592

22,263,413	(a)	Vodafone Idea Ltd	1,872,542

193,232		Voltas Ltd	2,832,167

2,365,585		Wipro Ltd	6,756,326

12,854,690	(a)	Yes Bank Ltd	2,698,074

6,522,765	(a)	Zomato Ltd	17,852,704

		TOTAL INDIA	1,378,427,253

		INDONESIA - 1.3%

13,402,754		Adaro Energy Indonesia Tbk PT	1,535,287

6,135,500	(a)	Amman Mineral Internasional PT	2,634,764

18,586,754		Astra International Tbk PT	5,372,054

50,751,129		Bank Central Asia Tbk PT	26,983,883

14,094,318		Bank Negara Indonesia Persero Tbk PT	3,551,756

61,991,050		Bank Rakyat Indonesia	14,357,731

24,584,203		Barito Pacific Tbk PT	1,102,836

7,217,700		Chandra Asri Pacific Tbk PT	3,428,809

5,864,500		Charoen Pokphand Indonesia Tbk PT	1,672,284

786,432,776	(a)	GoTo Gojek Tokopedia Tbk PT	4,012,390

2,207,641		Indofood CBP Sukses Makmur Tbk PT	1,509,441

18,359,800		Kalbe Farma Tbk PT	1,513,307

34,501,278		PT Bank Mandiri Persero Tbk	10,188,482

4,235,370		PT Indofood Sukses Makmur Tbk	2,043,024

1,217,073		PT United Tractors Tbk	1,663,275

17,690,600		Sumber Alfaria Trijaya Tbk PT	2,290,130

43,438,583		Telkom Indonesia Persero Tbk PT	6,846,731

		TOTAL INDONESIA	90,706,184

		KOREA, REPUBLIC OF - 9.3%

36,236	(a)	Alteogen, Inc	8,937,973

27,195		Amorepacific Corp	2,385,047

141,761		Celltrion, Inc	16,076,658

7,408		CJ CheilJedang Corp	1,245,917

46,371		Coway Co Ltd	2,855,084

47,215		Daewoo International Corp	1,627,718

84,568	(a)	Daewoo Shipbuilding & Marine Engineering Co Ltd	4,672,623

42,373		Dongbu Insurance Co Ltd	2,729,894

49,570		Doosan Bobcat, Inc	1,704,242

404,514	(a)	Doosan Heavy Industries and Construction Co Ltd	8,218,335

45,061		Ecopro BM Co Ltd	3,209,699

93,294		Ecopro Co Ltd	3,335,352

22,438	(a)	Ecopro Materials Co Ltd	873,542

259,473		Hana Financial Group, Inc	11,767,127

21,252		Hanjin Kal Corp	1,183,406

67,727		Hankook Tire & Technology Co Ltd	1,967,186

39,619		Hanmi Semiconductor Co Ltd	2,120,305

39,907		HD Hyundai Co Ltd	2,207,058

20,648		HD Hyundai Electric Co Ltd	4,493,516

19,617		HD Hyundai Heavy Industries Co Ltd	5,548,262

See Notes to Financial Statements	129

Portfolios of Investments April 30, 2025 (continued)

Emerging Markets Equity Index

SHARES		DESCRIPTION	VALUE

		KOREA, REPUBLIC OF (continued)

105,380	(a)	HLB, Inc	$4,202,339

230,541		HMM Co Ltd	2,967,161

20,149		HYBE Co Ltd	3,791,640

492,694		Hynix Semiconductor, Inc	61,474,944

34,317		Hyundai Glovis Co Ltd	2,751,599

37,899		Hyundai Heavy Industries	7,249,952

54,512		Hyundai Mobis	10,232,371

123,225		Hyundai Motor Co	16,512,090

32,969		Hyundai Motor Co Ltd (2nd Preference)	3,539,201

20,847		Hyundai Motor Co Ltd (Preference)	2,197,129

69,421		Hyundai Rotem Co Ltd	5,471,695

250,684		Industrial Bank of Korea	2,705,485

279,952		Kakao Corp	7,520,837

154,956		KakaoBank Corp	2,428,818

337,960		KB Financial Group, Inc	21,358,631

215,048		Kia Motors Corp	13,667,003

64,207		Korea Aerospace Industries Ltd	3,758,074

221,295		Korea Electric Power Corp	3,991,065

32,973		Korea Investment Holdings Co Ltd	1,925,130

3,871		Korea Zinc Co Ltd	2,158,718

164,193		Korean Air Lines Co Ltd	2,420,672

25,776	(a),(b)	Krafton, Inc	6,748,210

84,781		KT&G Corp	6,843,036

45,481		LG Chem Ltd	6,893,113

79,904		LG Corp	3,741,817

263,913		LG Display Co Ltd	1,567,879

97,318		LG Electronics, Inc	4,884,934

42,681	(a)	LG Energy Solution Ltd	9,737,723

8,690		LG Household & Health Care Ltd	2,059,021

11,674		LG Innotek Co Ltd	1,147,520

193,569		LG Telecom Ltd	1,634,415

13,453		LS Electric Co Ltd	1,943,046

83,858		Meritz Financial Group, Inc	7,325,888

204,405		Mirae Asset Daewoo Co Ltd	1,699,080

128,550		Naver Corp	18,087,703

12,743		NCSoft Corp	1,311,701

20,789		Orion Corp/Republic of Korea	1,801,966

63,323		POSCO	11,572,455

28,733		POSCO Future M Co Ltd	2,522,586

15,796	(a),(b)	Samsung Biologics Co Ltd	11,690,122

80,261		Samsung C&T Corp	6,907,212

48,048		Samsung Electro-Mechanics Co Ltd	3,964,141

4,307,744		Samsung Electronics Co Ltd	168,077,551

744,959		Samsung Electronics Co Ltd (Preference)	24,591,577

27,334		Samsung Fire & Marine Insurance Co Ltd	7,211,466

609,199	(a)	Samsung Heavy Industries Co Ltd	6,241,613

71,390		Samsung Life Insurance Co Ltd	4,334,630

55,690		Samsung SDI Co Ltd	6,896,125

37,486		Samsung SDS Co Ltd	3,378,113

28,798		Samsung Techwin Co Ltd	16,184,579

386,502		Shinhan Financial Group Co Ltd	13,968,170

28,302	(a)	SK Biopharmaceuticals Co Ltd	2,122,293

60,485		SK Innovation Co Ltd	4,017,483

86,515	(a)	SK Square Co Ltd	5,348,773

44,432		SK Telecom Co Ltd	1,697,603

33,508		SK, Inc	3,118,617

18,120		SKC Co Ltd	1,299,929

41,250		S-Oil Corp	1,506,691

584,121		Woori Financial Group, Inc	7,273,798

107,349		Woori Investment & Securities Co Ltd	1,160,537

130	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		KOREA, REPUBLIC OF (continued)

50,122		Yuhan Corp	$4,016,682

		TOTAL KOREA, REPUBLIC OF	666,013,296

		KUWAIT - 0.8%

1,408,663		Boubyan Bank KSCP	3,120,660

1,804,013		Gulf Bank KSCP	1,979,976

9,938,312		Kuwait Finance House KSCP	23,468,586

666,171		Mabanee Co SAK	1,723,568

1,658,156		Mobile Telecommunications Co KSCP	2,561,329

7,505,468		National Bank of Kuwait SAKP	23,341,344

		TOTAL KUWAIT	56,195,463

		LUXEMBOURG - 0.1%

120,340		Reinet Investments S.C.A	3,160,395

264,631	(a)	Zabka Group S.A.	1,510,363

		TOTAL LUXEMBOURG	4,670,758

		MALAYSIA - 1.4%

2,189,433		AMMB Holdings BHD	2,619,469

2,323,074		Axiata Group Bhd	1,130,627

7,365,052		Bumiputra-Commerce Holdings BHD	12,166,361

2,906,039		Digi.Com BHD	2,574,961

4,208,158		Gamuda BHD	4,146,163

1,831,975		Genting BHD	1,360,046

580,787		Hong Leong Bank BHD	2,692,014

1,964,570		IHH Healthcare Bhd	3,150,597

2,128,700		IOI Corp BHD	1,804,544

439,339		Kuala Lumpur Kepong BHD	1,998,940

4,897,049		Malayan Banking BHD	11,347,966

1,962,800		Maxis Bhd	1,687,656

1,231,800		MISC Bhd	2,141,940

3,042,587	(b)	MR DIY Group M Bhd	1,186,213

60,400		Nestle Malaysia Bhd	1,217,224

2,637,100		Petronas Chemicals Group Bhd	2,250,163

371,400		Petronas Dagangan BHD	1,698,681

727,800		Petronas Gas BHD	2,951,680

559,259		PPB Group BHD	1,611,417

3,188,924		Press Metal Aluminium Holdings Bhd	3,624,430

12,994,315		Public Bank Bhd	13,470,603

1,481,275		QL Resources Bhd	1,647,689

1,330,214		RHB Capital BHD	2,051,805

2,368,965		Sime Darby BHD	1,141,669

1,731,665		Sime Darby Plantation Bhd	1,904,383

2,080,700		Sunway BHD	2,193,293

1,018,951		Telekom Malaysia BHD	1,605,851

2,608,758		Tenaga Nasional BHD	8,390,130

3,231,900		YTL Corp BHD	1,437,367

2,418,900		YTL Power International BHD	1,916,221

		TOTAL MALAYSIA	99,120,103

		MEXICO - 2.2%

3,339,000		Alfa S.A. de C.V. (Class A)	2,439,911

16,791,741		America Movil SAB de C.V.	14,487,966

479,157		Arca Continental SAB de C.V.	5,042,382

13,773,897		Cemex S.A. de C.V.	8,498,720

480,710		Coca-Cola Femsa SAB de C.V.	4,527,776

2,661,300		Fibra Uno Administracion S.A. de C.V.	3,432,053

1,576,977		Fomento Economico Mexicano S.A. de C.V.	16,595,229

160,970		Gruma SAB de C.V.	3,076,164

258,300		Grupo Aeroportuario del Centro Norte Sab de C.V.	2,852,160

343,645	(c)	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	6,977,165

154,061		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	4,880,255

1,105,289	(c)	Grupo Bimbo S.A. de C.V. (Series A)	3,360,872

523,752	(c)	Grupo Carso S.A. de C.V. (Series A1)	3,641,332

255,200	(c)	Grupo Comercial Chedraui S.a. DE C.V.	1,650,494

2,352,228		Grupo Financiero Banorte S.A. de C.V.	20,213,532

See Notes to Financial Statements	131

Portfolios of Investments April 30, 2025 (continued)

Emerging Markets Equity Index

SHARES		DESCRIPTION	VALUE

		MEXICO (continued)

1,669,344	(a),(c)	Grupo Financiero Inbursa S.A.	$4,291,152

2,800,732		Grupo Mexico S.A. de C.V. (Series B)	14,553,152

179,604	(a)	Industrias Penoles S.A. de C.V.	3,581,822

1,525,795		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,689,719

862,057		ProLogis Property Mexico S.A. de C.V.	3,070,533

155,580		Promotora y Operadora de Infraestructura SAB de C.V.	1,739,976

188,300	(c)	Qualitas Controladora SAB de C.V.	2,074,992

79,810		Southern Copper Corp	7,144,591

4,756,089		Wal-Mart de Mexico SAB de C.V.	15,073,095

		TOTAL MEXICO	155,895,043

		PERU - 0.2%

147,622		Cia de Minas Buenaventura S.A. (ADR) (Series B)	2,090,327

61,414		Credicorp Ltd	12,417,297

		TOTAL PERU	14,507,624

		PHILIPPINES - 0.5%

231,103		Ayala Corp	2,480,646

6,203,393		Ayala Land, Inc	2,782,838

1,905,193		Bank of the Philippine Islands	4,776,937

2,127,777		BDO Unibank, Inc	6,106,845

925,673		International Container Term Services, Inc	5,661,584

421,430		Jollibee Foods Corp	1,731,056

245,741		Manila Electric Co	2,507,786

1,622,680		Metropolitan Bank & Trust	2,235,493

67,900		PLDT, Inc	1,581,834

190,375		SM Investments Corp	2,963,466

8,929,468		SM Prime Holdings	3,897,958

		TOTAL PHILIPPINES	36,726,443

		POLAND - 1.0%

501,436	(a),(b)	Allegro.eu S.A.	4,399,809

163,808	(a)	Bank Pekao S.A.	8,210,323

35,758		Bank Zachodni WBK S.A.	5,499,874

12,659	(a)	BRE Bank S.A.	2,758,199

57,524		CD Projekt S.A.	3,561,895

45,509	(a),(b)	Dino Polska S.A.	6,379,787

115,610		KGHM Polska Miedz S.A.	3,690,557

982		LPP S.A.	4,019,084

793,133	(a)	PGE Polska Grupa Energetyczna S.A.	1,732,292

520,112		Polski Koncern Naftowy Orlen S.A.	9,392,362

796,825		Powszechna Kasa Oszczednosci Bank Polski S.A.	15,319,698

567,326		Powszechny Zaklad Ubezpieczen S.A.	8,850,739

		TOTAL POLAND	73,814,619

		QATAR - 0.8%

1,909,676		Barwa Real Estate Co	1,468,578

2,778,724		Commercial Bank PSQC	3,285,227

1,655,601		Dukhan Bank	1,591,487

1,366,191		Industries Qatar QSC	4,712,226

5,394,630		Masraf Al Rayan QSC	3,312,527

4,931,512		Mesaieed Petrochemical Holding Co	1,909,357

724,846		Ooredoo QPSC	2,582,386

386,003		Qatar Electricity & Water Co QSC	1,620,979

498,051		Qatar Fuel QSC	2,051,885

2,507,049		Qatar Gas Transport Co Ltd	3,152,919

889,319		Qatar International Islamic Bank QSC	2,591,919

1,564,247		Qatar Islamic Bank SAQ	9,069,282

4,158,818		Qatar National Bank QPSC	19,074,459

		TOTAL QATAR	56,423,231

		ROMANIA - 0.0%

539,977		NEPI Rockcastle NV	4,139,836

		TOTAL ROMANIA	4,139,836

		RUSSIA - 0.0%

35,937	(a),(c),(d)	Ozon Holdings plc (ADR)	359

911,463	(a),(d)	VTB Bank PJSC (GDR) Equiduct	9,115

132	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		RUSSIA (continued)

281,650	(a),(d)	VTB Bank PJSC (GDR) Tradegate	$2,816

		TOTAL RUSSIA	12,290

		SAUDI ARABIA - 3.9%

132,428	(a)	ACWA Power Co	11,355,914

311,079		Ades Holding Co	1,255,854

1,773,339		Al Rajhi Bank	46,067,706

35,830	(a)	Al Rajhi Co for Co-operative Insurance	1,252,841

1,102,413		Alinma Bank	8,538,484

443,410		Almarai Co JSC	6,245,888

802,595		Arab National Bank	4,603,632

20,234		Arabian Internet & Communications Services Co	1,548,296

686,754		Bank AlBilad	5,307,122

515,300	(a)	Bank Al-Jazira	1,857,442

1,105,603		Banque Saudi Fransi	5,415,617

73,102		Bupa Arabia for Cooperative Insurance Co	3,274,140

61,890		Co for Cooperative Insurance	2,294,387

29,669		Dallah Healthcare Co	965,852

469,674	(a)	Dar Al Arkan Real Estate Development Co	2,742,920

76,939		Dr Sulaiman Al Habib Medical Services Group Co	5,873,102

21,363		Elm Co	5,911,602

340,437		Etihad Etisalat Co	5,699,741

486,768		Jarir Marketing Co	1,639,243

83,678		Mouwasat Medical Services Co	1,619,817

28,499		Nahdi Medical Co	863,111

1,300,714		Riyad Bank	10,677,900

206,588		SABIC Agri-Nutrients Co	5,442,064

325,926		Sahara International Petrochemical Co	1,652,135

22,851		SAL Saudi Logistics Services	1,113,670

1,207,619	(a)	Saudi Arabian Mining Co	16,460,274

5,233,187	(b)	Saudi Arabian Oil Co	35,381,566

46,871		Saudi Aramco Base Oil Co	1,241,630

932,476		Saudi Awwal Bank	8,725,555

812,796		Saudi Basic Industries Corp	13,218,133

752,197		Saudi Electricity Co	3,003,820

318,734		Saudi Industrial Investment Group	1,285,573

538,989		Saudi Investment Bank	2,165,465

657,406	(a)	Saudi Kayan Petrochemical Co	1,011,461

2,653,375		Saudi National Bank	25,281,410

33,487	(a)	Saudi Research & Media Group	1,547,042

41,465	(a)	Saudi Tadawul Group Holding Co	2,031,242

1,809,570		Saudi Telecom Co	22,973,876

246,271		Yanbu National Petrochemical Co	2,099,655

		TOTAL SAUDI ARABIA	279,645,182

		SOUTH AFRICA - 2.9%

762,317		Absa Group Ltd	7,035,364

80,996	(c)	Anglo American Platinum Ltd	2,773,626

335,855		Aspen Pharmacare Holdings Ltd	2,205,391

309,270		Bid Corp Ltd	7,772,796

298,156		Bidvest Group Ltd	3,779,836

79,255		Capitec Bank Holdings Ltd	14,710,218

214,875		Clicks Group Ltd	4,569,945

485,285		Discovery Ltd	5,374,040

4,552,408		FirstRand Ltd	17,824,230

809,246		Gold Fields Ltd	18,150,541

509,222		Harmony Gold Mining Co Ltd	8,001,086

821,394		Impala Platinum Holdings Ltd	4,884,934

55,279		Kumba Iron Ore Ltd	961,374

1,536,127		MTN Group Ltd	10,166,572

153,084		Naspers Ltd	40,252,233

428,253		Nedbank Group Ltd	5,835,131

4,149,346		Old Mutual Ltd	2,527,362

771,134		OUTsurance Group Ltd	3,165,583

See Notes to Financial Statements	133

Portfolios of Investments April 30, 2025 (continued)

Emerging Markets Equity Index

SHARES		DESCRIPTION	VALUE

		SOUTH AFRICA (continued)

2,032,670	(b)	Pepkor Holdings Ltd	$2,942,520

468,729		Remgro Ltd	4,038,963

1,648,270		Sanlam Ltd	7,504,647

531,939		Sasol Ltd	1,837,351

451,882		Shoprite Holdings Ltd	6,952,737

1,211,389	(c)	Standard Bank Group Ltd	15,128,014

530,703		Vodacom Group Ltd	3,926,796

839,300		Woolworths Holdings Ltd	2,598,948

		TOTAL SOUTH AFRICA	204,920,238

		TAIWAN - 17.0%

450,344		Accton Technology Corp	8,388,251

2,590,380		Acer, Inc	2,830,572

438,665		Advantech Co Ltd	4,595,527

69,000		Alchip Technologies Ltd	4,610,974

2,986,011		ASE Technology Holding Co Ltd	12,723,985

2,136,512		Asia Cement Corp	3,009,374

297,000		Asia Vital Components Co Ltd	4,360,779

634,500		Asustek Computer, Inc	11,603,033

6,139,800		AU Optronics Corp	2,362,286

553,389		Catcher Technology Co Ltd	3,767,039

8,556,889		Cathay Financial Holding Co Ltd	15,766,149

1,336,913		Chailease Holding Co Ltd	4,810,340

4,823,886		Chang Hwa Commercial Bank	2,750,685

1,580,922		Cheng Shin Rubber Industry Co Ltd	2,441,757

2,752,035		China Airlines	1,812,934

14,574,522		China Development Financial Holding Corp	7,559,450

10,719,151		China Steel Corp	6,932,001

14,988,611		Chinatrust Financial Holding Co	18,469,555

3,436,763		Chunghwa Telecom Co Ltd	13,894,503

3,960,000		Compal Electronics, Inc	3,412,223

1,764,768		Delta Electronics, Inc	18,491,585

774,000		E Ink Holdings, Inc	5,406,842

13,295,042		E.Sun Financial Holding Co Ltd	11,792,392

169,316	(a)	Eclat Textile Co Ltd	2,206,929

258,000		Elite Material Co Ltd	4,490,084

56,000		eMemory Technology, Inc	4,509,204

2,351,803		Eva Airways Corp	2,824,820

956,192		Evergreen Marine Corp Taiwan Ltd	6,195,148

2,898,071		Far Eastern Textile Co Ltd	2,982,249

1,650,589		Far EasTone Telecommunications Co Ltd	4,426,150

406,014		Feng TAY Enterprise Co Ltd	1,437,219

9,729,322		First Financial Holding Co Ltd	7,747,531

3,443,173		Formosa Chemicals & Fibre Corp	2,690,685

3,890,813		Formosa Plastics Corp	4,145,402

123,300		Fortune Electric Co Ltd	1,625,138

7,404,932		Fubon Financial Holding Co Ltd	19,626,255

9,556,533		Fuhwa Financial Holdings Co Ltd	9,363,112

478,000		Gigabyte Technology Co Ltd	3,450,689

77,000		Global Unichip Corp	2,473,640

240,535		Globalwafers Co Ltd	2,321,416

11,287,002		Hon Hai Precision Industry Co, Ltd	50,286,943

269,540		Hotai Motor Co Ltd	5,246,478

7,890,726		Hua Nan Financial Holdings Co Ltd	6,681,216

7,131,488		InnoLux Display Corp	3,054,125

225,000		International Games System Co Ltd	5,833,326

2,495,340		Inventec Co Ltd	3,187,423

76,000		Jentech Precision Industrial Co Ltd	2,393,217

91,125		Largan Precision Co Ltd	6,496,451

1,929,778		Lite-On Technology Corp	5,836,086

78,000		Lotes Co Ltd	3,066,938

1,373,464		MediaTek, Inc	58,362,699

10,838,856		Mega Financial Holding Co Ltd	12,836,245

134	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		TAIWAN (continued)

649,000		Micro-Star International Co Ltd	$2,838,449

4,588,271		Nan Ya Plastics Corp	4,396,978

154,000		Nien Made Enterprise Co Ltd	1,885,858

530,474		Novatek Microelectronics Corp Ltd	8,627,231

1,790,000		Pegatron Corp	4,547,983

221,025	(a)	PharmaEssentia Corp	3,633,851

1,897,512		Pou Chen Corp	1,953,997

525,000		President Chain Store Corp	4,293,223

2,444,000	(a)	Quanta Computer, Inc	18,361,006

449,085		Realtek Semiconductor Corp	7,382,537

1,481,975		Ruentex Development Co Ltd	1,525,461

3,607,599		Shanghai Commercial & Savings Bank Ltd	5,320,011

13,039,661		Shin Kong Financial Holding Co Ltd	4,811,825

9,667,204		SinoPac Financial Holdings Co Ltd	6,459,843

1,096,522		Synnex Technology International Corp	2,432,674

10,695,149		Taishin Financial Holdings Co Ltd	5,588,960

5,921,372		Taiwan Business Bank	2,622,504

6,069,039		Taiwan Cement Corp	5,640,005

9,058,129		Taiwan Cooperative Financial Holding Co Ltd	6,918,319

1,647,561		Taiwan High Speed Rail Corp	1,398,717

1,642,861		Taiwan Mobile Co Ltd	5,832,988

22,216,183		Taiwan Semiconductor Manufacturing Co Ltd	629,485,575

1,290,000		Unimicron Technology Corp	3,805,584

4,421,908		Uni-President Enterprises Corp	10,626,566

10,175,103		United Microelectronics Corp	14,278,219

937,385		Vanguard International Semiconductor Corp	2,646,248

61,000		Voltronic Power Technology Corp	2,860,366

617,460		Wan Hai Lines Ltd	1,604,885

2,468,000		Wistron Corp	7,919,209

100,000		Wiwynn Corp	6,018,127

1,406,660		WPG Holdings Ltd	2,980,127

372,414		Yageo Corp	5,339,741

1,564,000		Yang Ming Marine Transport	3,341,451

562,127		Zhen Ding Technology Holding Ltd	1,722,026

		TOTAL TAIWAN	1,216,689,598

		THAILAND - 1.2%

1,050,400		Advanced Info Service PCL	9,265,234

3,613,856		Airports of Thailand PCL	4,126,967

10,807,999		Bangkok Dusit Medical Services PCL	7,673,706

4,624,383		Bangkok Expressway & Metro PCL	817,626

494,800		Bumrungrad Hospital PCL	2,437,817

1,608,099		Central Pattana PCL	2,431,190

1,478,707		Central Retail Corp PCL	1,046,701

2,775,380		Charoen Pokphand Foods PCL	2,198,329

4,901,830		CP ALL plc	7,483,710

1,688,776		CP AXTRA PCL	1,274,909

2,813,200		Delta Electronics Thailand PCL	8,246,173

3,901,402	(a)	Gulf Development PCL	5,722,757

4,127,826		Home Product Center PCL	1,045,837

465,700		Kasikornbank PCL (Foreign)	2,218,237

2,777,498		Krung Thai Bank PCL	1,812,476

605,694		Krungthai Card PCL	844,750

2,786,178		Minor International PCL	2,242,492

1,321,141		PTT Exploration & Production PCL	3,913,206

3,009,522		PTT Oil & Retail Business PCL	1,304,332

9,139,832		PTT PCL	8,413,406

758,401		SCB X PCL	2,670,992

662,860		Siam Cement PCL	3,055,843

19,649,400		TMB Bank PCL (Foreign)	1,052,909

See Notes to Financial Statements	135

Portfolios of Investments April 30, 2025 (continued)

Emerging Markets Equity Index

SHARES		DESCRIPTION		VALUE

		THAILAND (continued)

8,462,481	(a)	True Corp PCL		$3,063,711

		TOTAL THAILAND		84,363,310

		TURKEY - 0.5%

2,862,936		Akbank TAS		3,637,989

1,217,199		Aselsan Elektronik Sanayi Ve Ticaret AS		4,288,041

420,716		BIM Birlesik Magazalar AS		4,942,679

655,840		Coca-Cola Icecek AS		889,967

2,631,788	(a)	Eregli Demir ve Celik Fabrikalari TAS		1,545,434

65,005		Ford Otomotiv Sanayi AS		1,499,796

949,797		Haci Omer Sabanci Holding AS		1,816,695

676,334		KOC Holding AS		2,435,098

221,930	(a)	Pegasus Hava Tasimaciligi AS.		1,290,688

9,819,736	(a)	Sasa Polyester Sanayi AS		1,083,147

492,185	(a)	Turk Hava Yollari AO		3,651,974

1,071,700		Turkcell Iletisim Hizmet AS		2,513,728

7,684,978		Turkiye Is Bankasi (Series C)		2,069,144

853,529		Turkiye Petrol Rafinerileri AS		2,774,248

1,241,629		Turkiye Sise ve Cam Fabrikalari AS		1,109,336

3,048,373		Yapi ve Kredi Bankasi		1,812,974

		TOTAL TURKEY		37,360,938

		UNITED ARAB EMIRATES - 1.4%

2,576,255		Abu Dhabi Commercial Bank PJSC		8,163,760

1,301,484		Abu Dhabi Islamic Bank PJSC		6,479,787

2,932,415		Abu Dhabi National Oil Co for Distribution PJSC		2,690,977

2,780,513		ADNOC Drilling Co PJSC		3,709,704

3,478,598		Aldar Properties PJSC		7,833,642

2,856,678		Americana Restaurants International plc		1,757,142

2,612,110		Dubai Islamic Bank PJSC		5,381,707

915,972		Emaar Development PJSC		3,338,007

5,998,420		Emaar Properties PJSC		21,433,864

1,697,488		Emirates NBD Bank PJSC		9,499,954

3,124,337		Emirates Telecommunications Group Co PJSC		14,800,633

3,969,183		First Abu Dhabi Bank PJSC		16,240,341

3,338,344	(a)	Multiply Group PJSC		1,961,381

		TOTAL UNITED ARAB EMIRATES		103,290,899

		UNITED KINGDOM - 0.3%

456,727		AngloGold Ashanti UK Ltd		19,014,461

		TOTAL UNITED KINGDOM		19,014,461

		UNITED STATES - 0.1%

716,865		JBS S.A.		5,568,031

64,260	(a)	Legend Biotech Corp (ADR)		2,245,887

		TOTAL UNITED STATES		7,813,918

		TOTAL COMMON STOCKS

		(Cost $5,523,300,718)		7,143,672,373

SHARES		DESCRIPTION	EXPIRATION DATE	VALUE

		RIGHTS/WARRANTS - 0.0%

		CHINA - 0.0%

14,914	(d)	Kangmei Pharmaceutical Co Ltd	12/31/28	21

		TOTAL CHINA		21

		KOREA, REPUBLIC OF - 0.0%

7,090		Samsung SDI Co Ltd	05/22/25	171,828

		TOTAL KOREA, REPUBLIC OF		171,828

		TOTAL RIGHTS/WARRANTS

		(Cost $0)		171,849

		TOTAL LONG-TERM INVESTMENTS

		(Cost $5,523,300,718)		7,143,844,222

136	See Notes to Financial Statements

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%

15,433,464	(e)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(f)		$15,433,464

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $15,433,464)			15,433,464

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.7%

		GOVERNMENT AGENCY DEBT - 0.2%

$5,000,000		Federal Home Loan Bank Discount Notes	0.000	05/23/25	4,986,487

10,000,000		Federal Home Loan Bank Discount Notes	0.000	05/28/25	9,967,101

		TOTAL GOVERNMENT AGENCY DEBT			14,953,588

		REPURCHASE AGREEMENT - 1.5%

107,185,000	(g)	Bank of New York Mellon Corp	4.370	05/01/25	107,185,000

		TOTAL REPURCHASE AGREEMENT			107,185,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $122,140,267)			122,138,588

		TOTAL INVESTMENTS - 101.7% (Cost $5,660,874,449)			7,281,416,274

		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(119,622,758)

		NET ASSETS - 100.0%			$7,161,793,516

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $429,213,764 or 5.9% of Total Investments.

(c)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $65,067,098.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Investments made with cash collateral received from securities on loan.
(f)	The rate shown is the one-day yield as of the end of the reporting period.
(g)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $109,006,938 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $109,328,740.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

ICE US MSCI Emerging Markets EM Index Futures	1,256	06/20/25	$68,744,356	$69,708,000	$963,644

See Notes to Financial Statements	137

Portfolio of Investments April 30, 2025

International Equity Index

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 98.1%

		COMMON STOCKS - 98.1%

		AUSTRALIA - 6.6%

2,045,535		APA Group	$10,763,551

924,300		Aristocrat Leisure Ltd	39,475,974

4,860,023		Australia & New Zealand Banking Group Ltd	92,934,604

315,518		Australian Stock Exchange Ltd	14,287,260

8,277,700		BHP Billiton Ltd	197,287,819

686,790		BlueScope Steel Ltd	10,519,191

2,283,577		Brambles Ltd	30,009,986

616,725		carsales.com Ltd	13,163,563

108,160		Cochlear Ltd	18,942,124

2,204,197		Coles Group Ltd	29,932,567

2,729,862		Commonwealth Bank of Australia	290,973,509

872,842		Computershare Ltd	22,808,587

2,768,322		Fortescue Metals Group Ltd	28,590,363

17,137,688		Glencore plc	56,189,926

3,301,338		Goodman Group	63,200,272

3,160,759		GPT Group	9,369,605

3,936,824		Insurance Australia Group Ltd	20,678,046

3,575,191		Lottery Corp Ltd	11,914,420

591,332		Macquarie Group Ltd	73,073,867

4,385,088		Medibank Pvt Ltd	13,044,429

5,016,956		National Australia Bank Ltd	115,845,045

2,175,105		Northern Star Resources Ltd	26,718,284

2,817,376		Origin Energy Ltd	19,203,249

96,164		Pro Medicus Ltd	14,100,558

1,159,207		Qantas Airways Ltd	6,554,063

2,462,995		QBE Insurance Group Ltd	34,038,397

84,931	(a)	REA Group Ltd	13,493,815

357,157		Reece Ltd	3,601,672

602,261		Rio Tinto Ltd	45,059,498

1,839,142		Rio Tinto plc	109,593,445

5,365,221		Santos Ltd	20,625,857

8,581,236		Scentre Group	19,880,525

328,281		SGH Ltd	10,736,320

739,600		Sonic Healthcare Ltd	12,349,072

7,175,936		South32 Ltd	12,366,256

3,890,676		Stockland Trust Group	13,672,752

1,804,807		Suncorp-Metway Ltd	23,469,863

6,606,457		Telstra Corp Ltd	19,066,870

5,068,096		Transurban Group	45,670,503

1,401,393		Treasury Wine Estates Ltd	8,010,344

6,383,233		Vicinity Ltd	9,653,698

391,698		Washington H Soul Pattinson & Co Ltd	9,323,421

1,851,302		Wesfarmers Ltd	92,743,285

5,599,148		Westpac Banking Corp	117,499,019

296,016		WiseTech Global Ltd	16,832,337

3,116,454		Woodside Energy Group Ltd	40,623,390

1,990,111		Woolworths Ltd	40,165,681

		TOTAL AUSTRALIA	1,948,056,882

		AUSTRIA - 0.2%

509,130		Erste Bank der Oesterreichischen Sparkassen AG.	34,479,103

740,172	(b)	Mondi plc	11,235,170

233,464		OMV AG.	12,070,932

104,741		Verbund AG.	8,049,447

		TOTAL AUSTRIA	65,834,652

		BELGIUM - 0.8%

240,563		Ageas S.A.	15,087,205

1,465,790		Anheuser-Busch InBev S.A.	96,608,684

36,264		Dieteren S.A.	7,241,952

138	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		BELGIUM (continued)

143,973		Groupe Bruxelles Lambert S.A.	$11,876,924

377,556		KBC Groep NV	34,813,970

643		Lotus Bakeries NV	6,182,492

24,115		Sofina S.A.	6,737,543

123,058		Syensqo S.A.	8,802,682

203,933		UCB S.A.	37,388,896

		TOTAL BELGIUM	224,740,348

		BRAZIL - 0.0%

276,128		Yara International ASA	8,961,332

		TOTAL BRAZIL	8,961,332

		CHILE - 0.1%

645,165		Antofagasta plc	14,158,487

		TOTAL CHILE	14,158,487

		CHINA - 0.5%

6,104,584		BOC Hong Kong Holdings Ltd	25,324,135

2,233,273		Prosus NV	104,706,091

2,044,711		SITC International Holdings Co Ltd	5,655,146

1,882,042	(a)	Wharf Holdings Ltd	4,727,500

3,276,550		Wilmar International Ltd	7,685,079

4,095,900	(b)	Yangzijiang Shipbuilding Holdings Ltd	7,016,125

		TOTAL CHINA	155,114,076

		DENMARK - 2.3%

4,430		AP Moller - Maersk AS (Class A)	7,571,137

7,405		AP Moller - Maersk AS (Class B)	12,750,554

156,803		Carlsberg AS (Class B)	21,364,980

206,453		Coloplast A.S.	23,362,851

1,126,510		Danske Bank AS	39,526,482

133,677	(b)	Demant A.S.	4,868,099

334,140		DSV AS	70,824,216

103,217	(b)	Genmab AS	21,885,989

5,256,125		Novo Nordisk A.S.	351,432,460

574,166		Novozymes A.S.	37,296,287

275,815		Orsted AS	10,975,496

130,924		Pandora A.S.	19,489,722

140,681		ROCKWOOL A.S.	6,422,110

550,196		Tryg A.S.	13,126,546

1,625,010		Vestas Wind Systems A.S.	21,664,958

109,476	(b)	Zealand Pharma AS	7,742,811

		TOTAL DENMARK	670,304,698

		FINLAND - 1.0%

228,004		Elisa Oyj (Series A)	12,163,562

733,312		Fortum Oyj	12,295,115

436,651		Kesko Oyj (B Shares)	10,024,992

547,071		Kone Oyj (Class B)	33,881,097

988,706		Metso Outotec Oyj	10,742,987

697,898		Neste Oil Oyj	7,239,528

8,674,140		Nokia Oyj	43,363,527

5,178,164		Nordea Bank AB publ	71,712,124

177,111		Orion Oyj (Class B)	11,089,191

3,974,859		Sampo Oyj	39,822,541

978,137		Stora Enso Oyj (R Shares)	9,085,315

885,738		UPM-Kymmene Oyj	23,459,746

802,962		Wartsila Oyj (B Shares)	14,835,792

		TOTAL FINLAND	299,715,517

		FRANCE - 9.6%

328,161		Accor S.A.	16,169,275

56,976		Aeroports de Paris	7,124,663

942,385		Air Liquide	193,639,554

969,396		Airbus SE	164,497,294

546,090		Alstom RGPT	13,187,616

100,934	(c)	Amundi S.A.	7,972,897

94,928		Arkema	7,216,946

See Notes to Financial Statements	139

Portfolios of Investments April 30, 2025 (continued)

International Equity Index

SHARES		DESCRIPTION	VALUE

		FRANCE (continued)

2,886,709	(b)	AXA S.A.	$136,529,482

67,791		BioMerieux	9,150,452

1,660,216		BNP Paribas S.A.	140,669,232

1,148,728		Bollore SE	7,105,367

305,140	(b)	Bouygues S.A.	13,412,521

531,888		Bureau Veritas S.A.	16,883,750

250,343		Cap Gemini S.A.	39,967,854

876,793		Carrefour S.A.	13,523,402

1,106,295		Cie Generale des Etablissements Michelin S.C.A	40,452,496

733,865		Compagnie de Saint-Gobain	79,784,328

1,710,870		Credit Agricole S.A.	32,090,080

1,051,863		Danone	90,509,045

31,749		Dassault Aviation S.A.	11,447,629

1,097,701		Dassault Systemes SE	41,137,596

390,708		Edenred	12,184,993

108,807		Eiffage S.A.	14,805,667

2,967,546		Engie S.A.	61,334,229

485,002		Essilor International S.A.	139,754,774

69,889		Eurazeo	5,110,253

91,850		Fonciere Des Regions	5,150,478

77,851		Gecina S.A.	7,992,075

511,121		Getlink S.E.	9,705,275

51,675		Hermes International	142,115,549

59,257		Ipsen	6,891,772

123,335		Kering	25,092,832

355,640		Klepierre	13,017,548

154,987	(c)	La Francaise des Jeux SAEM	5,524,378

432,047		Legrand S.A.	47,481,885

392,305	(b)	L’Oreal S.A.	173,346,105

449,076		LVMH Moet Hennessy Louis Vuitton S.A.	248,756,364

3,026,540		Orange S. A.	43,909,171

326,053		Pernod-Ricard S.A.	35,342,665

373,911		Publicis Groupe S.A.	38,044,319

314,329		Renault S.A.	16,694,385

368,187		Rexel S.A.	10,229,570

587,403		Safran S.A.	156,319,480

48,245		Sartorius Stedim Biotech	11,385,382

1,167,530		Societe Generale	60,873,812

144,949		Sodexho Alliance S.A.	9,200,900

88,882		Teleperformance	9,746,359

152,946		Thales S.A.	42,843,589

3,519,766		Total S.A.	200,468,974

196,520		Unibail-Rodamco-Westfield	16,636,409

1,148,764		Veolia Environnement	41,957,532

806,766		Vinci S.A.	113,324,256

		TOTAL FRANCE	2,807,712,459

		GERMANY - 10.1%

278,842		Adidas-Salomon AG.	64,159,184

629,667		Allianz AG.	260,415,604

1,471,686	(b)	BASF SE	75,158,212

1,613,304		Bayer AG.	42,280,156

503,945		Bayerische Motoren Werke AG.	42,743,343

58,667		Bayerische Motoren Werke AG. (Preference)	4,734,236

163,422		Beiersdorf AG.	23,025,829

202,776		Brenntag SE	13,542,162

1,529,968		Commerzbank AG.	40,494,484

176,316		Continental AG.	13,783,440

293,627	(b)	Covestro AG.	19,758,549

102,988		CTS Eventim AG.	12,202,737

1,178,507		Daimler AG. (Registered)	70,461,530

783,011		Daimler Truck Holding AG.	31,458,624

3,023,189		Deutsche Bank AG. (Registered)	79,269,049

140	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		GERMANY (continued)

307,342		Deutsche Boerse AG.	$98,992,968

929,994		Deutsche Lufthansa AG.	6,682,604

1,581,958		Deutsche Post AG.	67,593,897

5,695,494		Deutsche Telekom AG.	204,568,100

181,459		Dr ING hc F Porsche AG.	9,122,241

3,655,468		E.ON AG.	63,932,639

398,659		Evonik Industries AG.	8,959,002

341,345		Fresenius Medical Care AG.	17,366,122

687,109		Fresenius SE	32,635,558

257,108		GEA Group AG.	16,773,645

97,964		Hannover Rueckversicherung AG.	31,446,403

224,442		HeidelbergCement AG.	44,868,980

174,449		Henkel KGaA	12,312,633

270,868		Henkel KGaA (Preference)	21,037,331

2,123,241		Infineon Technologies AG.	70,328,209

122,756		Knorr-Bremse AG.	12,174,540

124,403		LEG Immobilien SE	10,545,541

209,293		Merck KGaA	29,137,789

87,199		MTU Aero Engines Holding AG.	30,180,053

218,201	(b)	Muenchener Rueckver AG.	149,382,474

92,600		Nemetschek SE	12,305,128

248,937		Porsche AG.	10,263,883

151,169		Puma AG. Rudolf Dassler Sport	3,903,312

8,384		Rational AG.	7,193,758

71,112		Rheinmetall AG.	121,107,452

1,041,346		RWE AG.	40,439,784

1,703,721		SAP AG.	498,489,535

42,516		Sartorius AG.	11,036,921

124,928	(c)	Scout24 SE	14,888,514

1,239,932		Siemens AG.	285,508,504

1,044,185	(b)	Siemens Energy AG.	80,594,024

464,582	(c)	Siemens Healthineers AG.	25,044,384

215,950		Symrise AG.	24,905,826

107,340		Talanx AG.	12,319,210

336,973		Volkswagen AG. (Preference)	36,666,150

1,198,335		Vonovia SE	39,748,886

360,715	(b),(c)	Zalando SE	13,171,969

		TOTAL GERMANY	2,969,115,108

		HONG KONG - 1.7%

17,626,338		AIA Group Ltd	132,072,594

3,137,003		CK Asset Holdings Ltd	12,815,794

966,155		CK Infrastructure Holdings Ltd	6,511,547

2,639,579		CLP Holdings Ltd	22,506,741

85,138		Futu Holdings Ltd (ADR)	7,859,089

1,225,957		Hang Seng Bank Ltd	17,112,868

2,357,425		Henderson Land Development Co Ltd	6,685,515

6,198,638		HKT Trust & HKT Ltd	8,820,533

18,258,387		Hong Kong & China Gas Ltd	16,428,414

2,236,140		Hong Kong Electric Holdings Ltd	14,788,032

1,968,497		Hong Kong Exchanges and Clearing Ltd	86,003,013

1,828,029		Hongkong Land Holdings Ltd	8,946,374

254,194		Jardine Matheson Holdings Ltd	11,295,125

4,345,713		Link REIT	20,345,999

2,610,440		MTR Corp	9,012,090

4,283,434		Prudential plc	45,544,787

6,319,739		Sino Land Co	6,494,796

2,393,680		Sun Hung Kai Properties Ltd	22,707,434

675,438		Swire Pacific Ltd (Class A)	5,840,958

2,190,036		Techtronic Industries Co	22,040,482

13,875,524	(c)	WH Group Ltd	12,407,595

See Notes to Financial Statements	141

Portfolios of Investments April 30, 2025 (continued)

International Equity Index

SHARES		DESCRIPTION	VALUE

		HONG KONG (continued)

2,678,566		Wharf Real Estate Investment Co Ltd	$6,405,923

		TOTAL HONG KONG	502,645,703

		IRELAND - 0.4%

317,495		AerCap Holdings NV	33,654,470

3,357,104		AIB Group plc	22,563,299

1,669,880		Bank of Ireland Group plc	19,606,823

243,100		Kerry Group plc (Class A)	25,734,988

248,997		Kingspan Group plc	21,011,467

		TOTAL IRELAND	122,571,047

		ISRAEL - 0.8%

64,334		Azrieli Group Ltd	4,683,797

2,059,352		Bank Hapoalim Ltd	30,207,792

2,464,208		Bank Leumi Le-Israel	34,994,287

142,400	(b)	Check Point Software Technologies	31,265,344

44,361		Elbit Systems Ltd	17,055,919

170,382	(b)	Global-e Online Ltd	6,118,418

1,210,582		Israel Chemicals Ltd	8,081,148

1,967,925		Israel Discount Bank Ltd	14,699,381

253,371		Mizrahi Tefahot Bank Ltd	12,830,071

103,220	(b)	Nice Systems Ltd	16,125,438

45,087	(b)	Nova Measuring Instruments Ltd	8,705,078

1,842,580	(b)	Teva Pharmaceutical Industries Ltd (ADR)	28,578,416

85,753	(b)	Wix.com Ltd	14,542,851

		TOTAL ISRAEL	227,887,940

		ITALY - 2.9%

218,327	(a)	Amplifon S.p.A.	4,178,549

1,533,597	(a)	Assicurazioni Generali S.p.A.	56,049,498

2,126,509		Banco BPM S.p.A.	23,737,194

1,644,634		BPER Banca	13,357,855

349,595		Coca-Cola HBC AG.	18,204,712

995,522	(a)	Davide Campari-Milano NV	6,680,190

32,513		DiaSorin S.p.A.	3,715,479

13,273,417		Enel S.p.A.	115,066,896

3,488,206		ENI S.p.A.	49,956,475

205,524		Ferrari NV	94,084,931

993,150		FinecoBank Banca Fineco S.p.A	19,873,850

530,322		Infrastrutture Wireless Italiane S.p.A	6,333,181

24,643,833		Intesa Sanpaolo S.p.A.	131,555,805

654,897		Leonardo S.p.A.	34,046,996

808,715	(a)	Mediobanca S.p.A.	16,541,473

381,645		Moncler S.p.A	23,555,462

823,300	(a),(b),(c)	Nexi S.p.A	4,808,944

743,810	(c)	Poste Italiane S.p.A	15,097,259

455,123		Prysmian S.p.A.	25,000,912

194,738		Recordati S.p.A.	11,491,162

3,292,316		Snam Rete Gas S.p.A.	18,896,180

16,346,961	(a)	Telecom Italia S.p.A.	6,473,958

2,333,658		Terna Rete Elettrica Nazionale S.p.A.	23,205,448

2,277,480		UniCredit S.p.A	132,505,744

592,487		Unipol Gruppo S.p.A	10,627,267

		TOTAL ITALY	865,045,420

		JAPAN - 21.5%

1,243,972		Advantest Corp	52,042,734

1,070,917		Aeon Co Ltd	31,668,272

824,340		Aisin Seiki Co Ltd	10,470,203

1,518,076		Ajinomoto Co, Inc	31,050,839

250,352		All Nippon Airways Co Ltd	4,809,118

2,389,342		Asahi Breweries Ltd	33,026,175

323,512	(a)	Asahi Glass Co Ltd	10,100,656

2,064,193		Asahi Kasei Corp	14,384,826

1,052,800		Asics Corp	22,628,929

2,977,220		Astellas Pharma, Inc	29,814,313

142	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		JAPAN (continued)

978,281		Bandai Namco Holdings, Inc	$33,997,726

944,760		Bridgestone Corp	39,505,283

1,537,718	(a)	Canon, Inc	47,453,555

568,010		Capcom Co Ltd	16,444,178

1,282,775		Central Japan Railway Co	26,994,530

923,868		Chiba Bank Ltd	8,214,553

1,031,717		Chubu Electric Power Co, Inc	13,397,176

1,088,632		Chugai Pharmaceutical Co Ltd	62,715,557

1,681,168		Concordia Financial Group Ltd	10,873,718

662,370		Dai Nippon Printing Co Ltd	9,232,594

517,539		Daifuku Co Ltd	13,691,217

5,877,480		Dai-ichi Life Holdings, Inc	42,438,029

2,876,079		Daiichi Sankyo Co Ltd	73,571,855

428,007		Daikin Industries Ltd	48,759,938

96,212		Daito Trust Construction Co Ltd	10,711,958

925,829		Daiwa House Industry Co Ltd	33,499,199

2,211,489	(a)	Daiwa Securities Group, Inc	14,542,583

3,094,888		Denso Corp	39,960,975

336,264	(a)	Dentsu, Inc	7,050,151

152,165		Disco Corp	29,440,804

613,526		Don Quijote Co Ltd	18,888,890

1,493,969		East Japan Railway Co	32,384,575

416,367		Eisai Co Ltd	12,034,657

4,410,428		ENEOS Holdings, Inc	21,232,808

1,564,657		Fanuc Ltd	39,710,462

311,773		Fast Retailing Co Ltd	102,556,099

228,427		Fuji Electric Holdings Co Ltd	10,157,401

960,632		Fuji Heavy Industries Ltd	17,395,046

1,820,698		FUJIFILM Holdings Corp	37,292,210

408,900		Fujikura Ltd	15,213,891

2,855,410		Fujitsu Ltd	63,434,228

351,322		Hankyu Hanshin Holdings, Inc	10,020,468

28,560		Hikari Tsushin, Inc	7,921,902

7,566,210	(b)	Hitachi Ltd	187,002,757

7,327,714		Honda Motor Co Ltd	74,557,583

180,984		Hoshizaki Corp	7,694,734

567,907	(b)	Hoya Corp	66,823,392

759,481		Hulic Co Ltd	7,941,819

1,454,530		Idemitsu Kosan Co Ltd	9,013,740

1,441,972		Inpex Holdings, Inc	18,038,337

912,098		Isuzu Motors Ltd	12,266,289

1,939,669		Itochu Corp	99,200,367

248,761		Japan Airlines Co Ltd	4,506,904

2,961,371		Japan Post Bank Co Ltd	30,448,649

3,134,635		Japan Post Holdings Co Ltd	30,469,476

308,475		Japan Post Insurance Co Ltd	6,201,321

1,976,873	(a)	Japan Tobacco, Inc	60,903,576

962,520		JFE Holdings, Inc	11,209,525

635,309		Kajima Corp	15,169,681

1,514,126		Kansai Electric Power Co, Inc	18,654,693

750,391		Kao Corp	32,132,887

606,054		Kawasaki Kisen Kaisha Ltd	8,311,609

5,010,014		KDDI Corp	88,795,522

317,454		Keyence Corp	132,724,822

1,104,865		Kikkoman Corp	10,815,713

1,244,372		Kirin Brewery Co Ltd	18,823,218

227,321		Kobe Bussan Co Ltd	6,946,958

1,496,250		Komatsu Ltd	43,270,899

161,102		Konami Corp	23,007,931

1,656,344		Kubota Corp	19,247,361

2,090,020		Kyocera Corp	24,770,347

386,824		Kyowa Hakko Kogyo Co Ltd	6,040,104

See Notes to Financial Statements	143

Portfolios of Investments April 30, 2025 (continued)

International Equity Index

SHARES		DESCRIPTION	VALUE

		JAPAN (continued)

132,329		Lasertec Corp	$12,302,670

708,799		M3, Inc	8,883,086

385,776		Makita Corp	11,281,652

2,324,653		Marubeni Corp	41,212,974

532,102		Matsumotokiyoshi Holdings Co Ltd	9,767,596

359,124		MEIJI Holdings Co Ltd	8,829,725

567,477		Minebea Co Ltd	8,316,956

2,218,508		Mitsubishi Chemical Holdings Corp	10,785,400

5,578,882		Mitsubishi Corp	105,923,887

3,096,282		Mitsubishi Electric Corp	59,898,795

1,765,285		Mitsubishi Estate Co Ltd	31,008,953

5,231,060		Mitsubishi Heavy Industries Ltd	103,119,054

18,706,788		Mitsubishi UFJ Financial Group, Inc	235,689,092

1,440,744		Mitsubishi UFJ Lease & Finance Co Ltd	10,192,020

4,107,496		Mitsui & Co Ltd	83,058,171

4,291,737		Mitsui Fudosan Co Ltd	42,533,889

556,983	(a)	Mitsui OSK Lines Ltd	18,549,662

2,084,487		Mitsui Sumitomo Insurance Group Holdings, Inc	47,379,967

3,955,969		Mizuho Financial Group, Inc	98,909,557

387,927		MonotaRO Co Ltd	7,460,949

2,727,141		Murata Manufacturing Co Ltd	38,852,375

2,001,200		NEC Corp	48,714,848

554,148		Nexon Co Ltd	8,694,401

1,350,534		Nidec Corp	24,000,773

1,801,555		Nintendo Co Ltd	149,565,080

12,200		Nippon Building Fund, Inc	11,324,153

1,482,191		Nippon Paint Co Ltd	11,292,468

1,598,247	(a)	Nippon Steel Corp	33,639,433

48,499,286		Nippon Telegraph & Telephone Corp	50,695,162

713,647	(a)	Nippon Yusen Kabushiki Kaisha	23,316,918

3,455,968	(a)	Nissan Motor Co Ltd	8,227,376

286,487		Nissin Food Products Co Ltd	6,316,699

128,111		Nitori Co Ltd	15,243,253

1,164,435		Nitto Denko Corp	20,467,055

4,870,070		Nomura Holdings, Inc	27,143,631

621,330		Nomura Research Institute Ltd	23,528,170

1,029,059		NTT Data Corp	20,437,512

1,071,785		Obayashi Corp	16,628,931

519,325		Obic Co Ltd	18,182,343

1,829,047		Olympus Corp	23,965,987

289,132		Omron Corp	8,582,865

616,782		Ono Pharmaceutical Co Ltd	7,099,733

65,478	(b)	Oracle Corp Japan	7,871,858

1,760,192		Oriental Land Co Ltd	37,279,978

1,846,450		ORIX Corp	37,039,841

586,248		Osaka Gas Co Ltd	14,866,111

1,635,838		Osaka Securities Exchange Co Ltd	18,199,944

357,074		Otsuka Corp	7,919,565

725,026		Otsuka Holdings Co Ltd	35,345,577

3,839,815		Panasonic Corp	44,027,175

2,470,478	(b)	Rakuten, Inc	14,566,748

2,289,415		Recruit Holdings Co Ltd	126,868,510

2,728,912		Renesas Electronics Corp	32,024,486

3,384,069		Resona Holdings, Inc	27,146,300

895,360		Ricoh Co Ltd	9,417,496

448,328		SBI Holdings, Inc	11,788,547

129,600		SCREEN Holdings Co Ltd	8,618,013

686,038		Secom Co Ltd	25,225,911

460,842		Seiko Epson Corp	6,393,295

642,555		Sekisui Chemical Co Ltd	11,227,954

991,460		Sekisui House Ltd	22,793,861

3,593,288		Seven & I Holdings Co Ltd	52,895,428

144	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		JAPAN (continued)

485,787		SG Holdings Co Ltd	$5,115,166

386,966		Shimadzu Corp	9,905,332

122,564		Shimano, Inc	17,267,468

2,916,126		Shin-Etsu Chemical Co Ltd	88,741,998

1,250,447		Shionogi & Co Ltd	21,008,150

636,318		Shiseido Co Ltd	10,461,853

92,932		SMC Corp	30,076,596

46,653,250		SoftBank Corp	70,597,792

1,552,846		Softbank Group Corp	78,526,852

1,455,885		Sompo Holdings, Inc	47,710,946

10,035,665		Sony Corp	264,768,784

250,112		Sumisho Computer Systems Corp	6,541,785

1,780,639		Sumitomo Corp	43,476,746

1,187,565		Sumitomo Electric Industries Ltd	19,088,204

378,802		Sumitomo Metal Mining Co Ltd	8,404,487

6,079,991		Sumitomo Mitsui Financial Group, Inc	145,051,644

1,030,984		Sumitomo Mitsui Trust Holdings, Inc	25,505,235

507,985		Sumitomo Realty & Development Co Ltd	18,920,547

223,823		Suntory Beverage & Food Ltd	7,820,563

2,554,104		Suzuki Motor Corp	30,607,507

833,972		Sysmex Corp	15,481,149

806,947		T&D Holdings, Inc	17,170,705

267,062		Taisei Corp	14,480,633

284,114		Taiyo Nippon Sanso Corp	9,092,569

2,596,411		Takeda Pharmaceutical Co Ltd	78,537,800

3,176,710		TDK Corp	33,900,077

2,187,962		Terumo Corp	41,879,171

343,515		TIS, Inc	9,914,933

177,532		Toho Co Ltd	10,135,562

2,905,264		Tokio Marine Holdings, Inc	116,449,815

731,290		Tokyo Electron Ltd	108,887,851

580,733		Tokyo Gas Co Ltd	19,293,573

491,800		Tokyo Metro Co Ltd	6,231,615

866,570		Tokyu Corp	10,509,805

383,612		Toppan Printing Co Ltd	10,768,965

2,250,256		Toray Industries, Inc	14,371,289

266,462		Toyota Industries Corp	31,249,297

15,464,527		Toyota Motor Corp	295,363,368

1,056,107		Toyota Tsusho Corp	20,987,722

203,644	(b)	Trend Micro, Inc	14,611,578

1,820,494		Uni-Charm Corp	16,903,537

714,556		West Japan Railway Co	15,031,395

416,602		Yakult Honsha Co Ltd	8,557,847

1,506,606		Yamaha Motor Co Ltd	11,832,482

360,203		Yaskawa Electric Corp	7,589,220

394,047		Yokogawa Electric Corp	8,527,235

4,671,321		Z Holdings Corp	17,667,032

161,627		Zensho Co Ltd	9,987,469

668,031		ZOZO, Inc	6,784,179

		TOTAL JAPAN	6,320,059,842

		JORDAN - 0.0%

272,401		Hikma Pharmaceuticals plc	7,218,506

		TOTAL JORDAN	7,218,506

		KOREA, REPUBLIC OF - 0.0%

289,769	(b),(c)	Delivery Hero SE	8,189,607

		TOTAL KOREA, REPUBLIC OF	8,189,607

		LUXEMBOURG - 0.1%

754,466		ArcelorMittal S.A.	22,310,865

346,942	(a),(b)	CVC Capital Partners plc	6,190,450

See Notes to Financial Statements	145

Portfolios of Investments April 30, 2025 (continued)

International Equity Index

SHARES		DESCRIPTION	VALUE

		LUXEMBOURG (continued)

221,940		Eurofins Scientific SE	$14,005,823

		TOTAL LUXEMBOURG	42,507,138

		MACAU - 0.1%

3,573,463		Galaxy Entertainment Group Ltd	12,905,908

3,757,589	(b)	Sands China Ltd	6,729,650

		TOTAL MACAU	19,635,558

		NETHERLANDS - 3.9%

724,997	(c)	ABN AMRO Bank NV	15,024,000

35,759	(b),(c)	Adyen NV	57,865,674

2,152,897		Aegon NV	13,847,314

275,302		Akzo Nobel NV	17,381,062

10,149	(b)	Argenx SE	6,560,813

87,845	(b)	Argenx SE	56,787,334

77,460		ASM International NV	37,861,438

642,559		ASML Holding NV	430,155,908

259,025		ASR Nederland NV	16,344,172

129,080		BE Semiconductor Industries NV	13,979,840

129,284	(c)	Euronext NV	21,609,456

144,211		EXOR NV	13,615,640

220,368		Heineken Holding NV	17,230,537

472,990		Heineken NV	42,339,778

94,040		IMCD NV	12,505,500

5,136,102		ING Groep NV	99,739,603

289,282		JDE Peet’s NV	7,003,202

1,491,919		Koninklijke Ahold Delhaize NV	61,256,770

6,243,795		Koninklijke KPN NV	29,045,220

1,315,554	(a),(b)	Koninklijke Philips Electronics NV	33,388,520

434,517		NN Group NV	26,644,754

175,911	(a)	Randstad Holdings NV	7,061,016

1,352,527		Universal Music Group NV	39,771,706

388,607		Wolters Kluwer NV	68,612,043

		TOTAL NETHERLANDS	1,145,631,300

		NEW ZEALAND - 0.3%

2,798,611		Auckland International Airport Ltd	12,501,057

1,198,175		Contact Energy Ltd	6,311,963

937,661		Fisher & Paykel Healthcare Corp	18,915,447

1,498,768		Infratil Ltd	9,393,868

2,403,854		Meridian Energy Ltd	7,824,832

237,117	(b)	Xero Ltd	24,971,519

		TOTAL NEW ZEALAND	79,918,686

		NORWAY - 0.6%

492,302		Aker BP ASA	10,568,495

1,469,682		DNB Bank ASA	36,739,263

1,386,802		Equinor ASA	31,391,129

315,460		Gjensidige Forsikring ASA	7,381,399

141,422		Kongsberg Gruppen ASA	22,784,313

774,800		Mowi ASA	14,207,091

2,400,277		Norsk Hydro ASA	12,732,064

1,142,741		Orkla ASA	12,744,367

107,117		Salmar ASA	5,293,198

1,002,520		Telenor ASA	15,057,833

		TOTAL NORWAY	168,899,152

		POLAND - 0.0%

341,323	(b)	InPost S.A.	5,765,588

		TOTAL POLAND	5,765,588

		PORTUGAL - 0.1%

5,123,024		Energias de Portugal S.A.	20,193,233

652,508		Galp Energia SGPS S.A.	10,109,811

146	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		PORTUGAL (continued)

473,276		Jeronimo Martins SGPS S.A.	$11,454,400

		TOTAL PORTUGAL	41,757,444

		SINGAPORE - 1.7%

5,891,582		Ascendas REIT	12,005,029

3,735,699		Capitaland Investment Ltd	7,873,327

9,539,908		CapitaMall Trust	15,699,828

3,254,898		DBS Group Holdings Ltd	105,748,979

8,901,901	(a)	Genting Singapore Ltd	5,047,973

3,701,777	(b)	Grab Holdings Ltd	18,064,672

2,499,821		Keppel Corp Ltd	12,568,348

5,536,787		Oversea-Chinese Banking Corp	68,521,968

594,426	(b)	Sea Ltd (ADR)	79,682,805

1,442,327		SembCorp Industries Ltd	7,295,533

2,367,168	(a)	Singapore Airlines Ltd	12,148,103

1,452,687		Singapore Exchange Ltd	15,980,795

2,560,487		Singapore Technologies Engineering Ltd	14,539,061

12,276,633		Singapore Telecommunications Ltd	35,518,684

1,088,524		STMicroelectronics NV	24,745,535

2,085,123		United Overseas Bank Ltd	55,378,440

		TOTAL SINGAPORE	490,819,080

		SOUTH AFRICA - 0.2%

2,067,850		Anglo American plc	56,448,960

		TOTAL SOUTH AFRICA	56,448,960

		SPAIN - 3.0%

37,470	(a)	Acciona S.A.	5,460,253

296,531		ACS Actividades de Construccion y Servicios S.A.	18,579,098

123,626	(a)	Aena SME S.A.	31,056,818

743,786		Amadeus IT Holding S.A.	58,545,627

9,400,111		Banco Bilbao Vizcaya Argentaria S.A.	129,007,488

8,817,354		Banco de Sabadell S.A.	25,727,129

24,716,735		Banco Santander S.A.	174,027,090

6,441,270	(a)	CaixaBank S.A.	49,367,221

867,723	(c)	Cellnex Telecom S.A.	35,116,185

477,776	(a)	EDP Renovaveis S.A.	4,474,255

526,409		Endesa S.A.	15,809,418

444,597	(a),(b)	Grifols S.A.	4,209,721

9,508,345		Iberdrola S.A.	171,396,038

1,780,228	(a)	Industria de Diseno Textil S.A.	95,731,728

666,011		Redeia Corp S.A.	13,966,442

1,904,971		Repsol YPF S.A.	23,285,730

6,498,900	(a)	Telefonica S.A.	33,386,426

		TOTAL SPAIN	889,146,667

		SWEDEN - 3.1%

416,021		AddTech AB	13,995,960

475,820	(a)	Alfa Laval AB	19,735,027

1,643,242	(a)	Assa Abloy AB	49,878,926

4,387,631	(a)	Atlas Copco AB	67,914,808

2,553,109	(a)	Atlas Copco AB	35,451,756

639,786	(a)	Beijer Ref AB	9,758,880

446,767		Boliden AB	13,688,955

654,681		Epiroc AB	12,839,314

1,070,709		Epiroc AB	23,164,477

600,609	(a)	EQT AB	17,356,112

4,532,120		Ericsson (LM) (B Shares)	38,284,538

1,007,642		Essity AB	29,140,035

259,099	(a),(b),(c)	Evolution AB	17,948,979

1,167,881	(b)	Fastighets AB Balder	8,395,240

928,421	(a)	Hennes & Mauritz AB (B Shares)	13,453,357

3,409,990	(a),(b)	Hexagon AB	33,187,941

110,267		Holmen AB	4,359,847

267,970	(a)	Industrivarden AB	9,410,221

207,894		Industrivarden AB	7,305,828

See Notes to Financial Statements	147

Portfolios of Investments April 30, 2025 (continued)

International Equity Index

SHARES		DESCRIPTION	VALUE

		SWEDEN (continued)

438,237		Indutrade AB	$11,855,906

245,097	(a)	Investment AB Latour	6,614,345

2,824,994	(a)	Investor AB	83,700,218

128,966		L E Lundbergforetagen AB	6,804,765

382,290	(a)	Lifco AB	14,800,259

2,343,877	(a)	Nibe Industrier AB	9,995,232

517,283	(a)	Saab AB	24,087,024

343,221		Sagax AB	7,801,168

1,747,594	(a)	Sandvik AB	36,078,079

790,555	(a)	Securitas AB (B Shares)	12,527,727

2,579,450	(a)	Skandinaviska Enskilda Banken AB (Class A)	40,929,862

545,077	(a)	Skanska AB (B Shares)	12,665,752

533,358		SKF AB (B Shares)	10,454,552

997,497		Svenska Cellulosa AB (B Shares)	12,898,185

2,384,815		Svenska Handelsbanken AB	31,216,776

1,380,920		Swedbank AB (A Shares)	34,473,075

316,797	(b)	Swedish Orphan Biovitrum AB	9,635,288

872,132		Tele2 AB (B Shares)	12,867,460

3,849,978		TeliaSonera AB	14,462,325

350,827		Trelleborg AB (B Shares)	12,097,100

2,586,778	(a)	Volvo AB (B Shares)	70,317,736

		TOTAL SWEDEN	901,553,035

		SWITZERLAND - 4.8%

2,579,268		ABB Ltd	136,213,064

69,790		Baloise Holding AG.	15,526,354

48,222	(a),(b)	Banque Cantonale Vaudoise	5,935,049

5,274	(a)	Barry Callebaut AG.	4,728,217

36,066	(b)	BKW AG.	7,230,775

176		Chocoladefabriken Lindt & Spruengli AG.	24,929,083

877,412		Cie Financiere Richemont S.A.	155,043,262

306,423		DSM-Firmenich AG.	33,287,697

153,484	(a)	Dufry Group	6,993,922

11,705		EMS-Chemie Holding AG.	8,630,110

153,415		Galderma Group AG.	17,818,478

54,676		Geberit AG.	37,875,174

15,144		Givaudan S.A.	73,060,098

60,379		Helvetia Holding AG.	13,319,458

330,386		Julius Baer Group Ltd	21,424,885

80,246	(a)	Kuehne & Nagel International AG.	18,480,414

1,501	(a)	Lindt & Spruengli AG.	21,875,566

245,770		Logitech International S.A.	18,676,080

117,390		Lonza Group AG.	84,345,794

37,206		Partners Group	48,749,956

672,796		Sandoz Group AG.	29,182,305

66,821		Schindler Holding AG.	24,439,439

36,584		Schindler Holding AG. (Registered)	12,970,635

244,244		SGS S.A.	23,853,156

495,366		SIG Group AG.	9,555,586

251,108		Sika AG.	62,753,785

82,104		Sonova Holdings AG	25,239,914

184,383		Straumann Holding AG.	22,483,073

36,681	(a)	Swatch Group AG.	6,365,701

53,328	(a)	Swatch Group AG. (Registered)	1,853,415

47,427		Swiss Life Holding	47,353,955

126,752		Swiss Prime Site AG.	17,872,795

42,558		Swisscom AG.	28,381,210

90,096	(a)	Temenos Group AG.	6,453,610

5,366,219		UBS Group AG	162,893,540

44,931	(c)	VAT Group AG.	16,219,644

148	See Notes to Financial Statements

SHARES		DESCRIPTION	VALUE

		SWITZERLAND (continued)

238,608		Zurich Insurance Group AG	$169,237,627

		TOTAL SWITZERLAND	1,421,252,826

		UNITED ARAB EMIRATES - 0.0%

121,704	(b),(d)	NMC Health plc	0

		TOTAL UNITED ARAB EMIRATES	0

		UNITED KINGDOM - 11.3%

1,587,190		3i Group plc	89,979,420

412,262		Admiral Group plc	17,930,291

712,907		Ashtead Group plc	38,163,632

516,939		Associated British Foods plc	14,249,500

2,529,262		AstraZeneca plc	362,359,277

1,478,723	(c)	Auto Trader Group plc	16,613,239

4,372,624		Aviva plc	32,761,452

4,912,580		BAE Systems plc	113,886,560

23,514,019		Barclays plc	93,671,412

2,310,927		Barratt Developments plc	14,406,755

3,241,855		British American Tobacco plc	141,209,841

10,469,303		BT Group plc	24,298,788

544,991		Bunzl plc	17,126,076

8,128,207		Centrica plc	17,402,749

4,371,843		CK Hutchison Holdings Ltd	24,653,162

340,998		Coca-Cola Europacific Partners plc	30,942,159

2,770,821		Compass Group plc	93,417,737

205,715		Croda International plc	8,120,334

165,807		DCC plc	10,836,790

3,630,947		Diageo plc	101,958,407

915,991		Entain plc	7,830,726

628,811		Halma plc	23,210,438

29,150,207		HSBC Holdings plc	324,948,416

1,300,177		Imperial Tobacco Group plc	53,350,234

2,141,880		Informa plc	20,923,875

262,124		InterContinental Hotels Group plc	27,971,238

263,133		Intertek Group plc	16,160,288

2,955,530		J Sainsbury plc	10,504,288

4,291,494		JD Sports Fashion plc	4,518,109

2,963,954		Kingfisher plc	11,391,944

1,146,722		Land Securities Group plc	9,086,958

9,657,334		Legal & General Group plc	30,411,729

98,887,131		Lloyds TSB Group plc	97,154,396

780,236		London Stock Exchange Group plc	121,491,697

3,778,635		M&G plc	10,485,280

3,330,283		Marks & Spencer Group plc	17,305,962

2,085,723		Melrose Industries plc	12,124,963

7,987,988		National Grid plc	115,299,422

12,482,794		NatWest Group plc	80,292,928

192,456		Next plc	31,750,716

974,817		Pearson plc	15,627,519

1,166,606		Phoenix Group Holdings plc	9,333,240

1,117,865		Reckitt Benckiser Group plc	72,154,311

3,031,576		RELX plc	165,448,690

4,117,811		Rentokil Initial plc	18,864,895

13,875,857		Rolls-Royce Holdings plc	140,457,963

1,648,060		Sage Group plc	27,322,593

1,339,905		Schroders plc	5,903,862

1,807,947		Scottish & Southern Energy plc	40,762,102

2,126,242		Segro plc	19,341,691

439,420		Severn Trent plc	16,345,220

1,343,907		Smith & Nephew plc	18,912,241

559,716		Smiths Group plc	13,947,895

125,072		Spirax-Sarco Engineering plc	9,857,672

3,362,699		Standard Chartered plc	48,433,812

11,013,647		Tesco plc	54,506,556

See Notes to Financial Statements	149

Portfolios of Investments April 30, 2025 (continued)

International Equity Index

SHARES		DESCRIPTION			VALUE

		UNITED KINGDOM (continued)

4,040,789		Unilever plc			$257,276,554

1,131,518		United Utilities Group plc			17,011,649

33,273,288		Vodafone Group plc			32,697,667

290,722		Whitbread plc			10,097,074

1,074,793	(b)	Wise plc			14,097,413

1,747,541		WPP plc			13,547,907

		TOTAL UNITED KINGDOM			3,312,149,714

		UNITED STATES - 10.4%

814,910		Alcon, Inc			79,177,055

26,309,241		BP plc			121,480,051

790,135		CSL Ltd			126,826,888

76,899	(b)	CyberArk Software Ltd			27,080,752

1,496,946		Experian Group Ltd			74,474,625

783,302		Ferrovial SE			38,211,428

6,758,148		GSK plc			133,694,382

14,736,825		Haleon plc			74,153,791

850,270		Holcim Ltd			95,015,881

694,901	(a),(b)	James Hardie Industries plc			16,310,850

62,172	(b)	Monday.com Ltd			17,469,710

4,274,053		Nestle S.A.			454,919,021

3,214,318		Novartis AG.			366,616,134

363,068		QIAGEN NV			15,581,309

53,129		Roche Holding AG.			18,482,339

1,146,075		Roche Holding AG.			374,750,885

1,853,629		Sanofi-Aventis			202,771,867

892,149		Schneider Electric S.A.			208,446,822

9,938,810		Shell plc			320,742,762

251,404	(b)	Spotify Technology S.A.			154,357,028

3,268,280	(a)	Stellantis NV			30,412,744

491,577		Swiss Re AG.			88,240,141

663,098		Tenaris S.A.			11,057,118

		TOTAL UNITED STATES			3,050,273,583

		TOTAL COMMON STOCKS (Cost $20,897,382,047)			28,843,090,355

SHARES		DESCRIPTION		EXPIRATION DATE	VALUE

		RIGHTS/WARRANTS - 0.0%

		SPAIN - 0.0%

477,776	(a)	EDP Renovaveis S.A.		05/07/25	48,713

		TOTAL SPAIN			48,713

		TOTAL RIGHTS/WARRANTS (Cost $45,682)			48,713

		TOTAL LONG-TERM INVESTMENTS (Cost $20,897,427,729)			28,843,139,068

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%

298,921,571	(e)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(f)		298,921,571

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $298,921,571)			298,921,571

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.4%

		GOVERNMENT AGENCY DEBT - 0.3%

$3,000,000		Federal Agricultural Mortgage Corp Discount Notes	0.000	07/15/25	2,973,780

25,000,000		Federal Farm Credit Discount Notes	0.000	05/07/25	24,979,437

5,000,000		Federal Home Loan Bank Discount Notes	0.000	05/12/25	4,992,950

5,000,000		Federal Home Loan Bank Discount Notes	0.000	05/23/25	4,986,488

25,000,000		Federal Home Loan Bank Discount Notes	0.000	05/28/25	24,917,750

5,500,000		Federal Home Loan Bank Discount Notes	0.000	05/30/25	5,480,613

9,000,000		Federal Home Loan Bank Discount Notes	0.000	06/16/25	8,950,885

150	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT AGENCY DEBT (continued)

$8,330,000		Federal Home Loan Bank Discount Notes	0.000%	06/20/25	$8,280,672

		TOTAL GOVERNMENT AGENCY DEBT			85,562,575

		REPURCHASE AGREEMENT - 1.0%

275,000,000	(g)	Bank of New York Mellon Corp	4.360	05/01/25	275,000,000

20,168,000	(h)	Bank of New York Mellon Corp	4.370	05/01/25	20,168,000

		TOTAL REPURCHASE AGREEMENT			295,168,000

		TREASURY DEBT - 0.1%

10,000,000		United States Treasury Bill	0.000	06/03/25	9,961,330

		TOTAL TREASURY DEBT			9,961,330

		TOTAL SHORT-TERM INVESTMENTS (Cost $390,700,227)			390,691,905

		TOTAL INVESTMENTS - 100.5% (Cost $21,587,049,527)			29,532,752,544

		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(136,928,195)

		NET ASSETS - 100.0%			$29,395,824,349

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $623,020,977.
(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $287,502,724 or 1.0% of Total Investments.

(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Investments made with cash collateral received from securities on loan.
(f)	The rate shown is the one-day yield as of the end of the reporting period.
(g)

Agreement with Bank of New York Mellon Corp, 4.360% dated 4/30/25 to be repurchased at $275,033,306 on 5/1/25, collateralized by Government Agency Securities, with coupon rates 0.000%–3.875% and maturity dates 10/23/25–3/31/27, valued at $280,500,000.

(h)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $20,510,817 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $20,571,367.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

MSCI EAFE Index	2,665	06/20/25	$329,715,927	$332,418,775	$2,702,848

See Notes to Financial Statements	151

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)	Equity Index	Large Cap Growth Index	Large Cap Value Index
ASSETS
Long-term investments, at value*†	$47,315,817,304	$14,525,426,166	$10,285,756,206
Short-term investments, at value#	460,133,239	8,372,000	2,331,000
Investments purchased with collateral from securities lending, at value (cost approximates value)	108,540,926	19,360,114	10,815,218
Cash	65,921	2,882	–
Cash denominated in foreign currencies^	–	–	–
Cash collateral at brokers for investments in futures contracts	165,921	–	–
Receivables:
Dividends	24,784,149	2,736,301	9,493,401
Interest	119,750	1,016	283
Investments sold	7,223,367	–	–
Reclaims	–	–	–
Reimbursement from Adviser	1,044,581	6	6
Shares sold	186,721,129	5,173,741	79,707,150
Variation margin on futures contracts	218,628	–	–
Other	2,665,670	814,920	830,499
Total assets	48,107,500,585	14,561,887,146	10,388,933,763
LIABILITIES
Due to affiliates	52,759	19,996	15,401
Cash overdraft	–	–	161
Payables:
Management fees	1,502,255	458,295	326,678
Collateral from securities lending	108,540,926	19,360,114	10,815,218
Capital gain taxes	–	–	–
Investments purchased - regular settlement	301,365,870	4,006,977	82,442,672
Shares redeemed	2,087,293	8,572,106	3,958,519
Service agreement fees	153,417	243,738	253,023
Variation margin on futures contracts	–	–	–
Accrued expenses:
Custodian fees	81,698	29,925	25,312
Professional fees	34,937	15,597	14,656
Shareholder reporting expenses	156,316	204,192	175,184
Shareholder servicing agent fees	137,215	61,528	35,694
Trustees fees	2,624,772	837,795	832,053
12b-1 distribution and service fees	321,460	–	–
Other	167,787	13,109	7,261
Total liabilities	417,226,705	33,823,372	98,901,832
Net assets	$47,690,273,880	$14,528,063,774	$10,290,031,931

NET ASSETS CONSIST OF:
Paid-in capital	$21,216,933,922	$5,083,637,498	$7,024,972,017
Total distributable earnings (loss)	26,473,339,958	9,444,426,276	3,265,059,914
Net assets	$47,690,273,880	$14,528,063,774	$10,290,031,931

* Includes securities loaned of	$166,552,352	$26,986,739	$39,896,980
† Long-term investments, cost	$21,002,621,883	$5,037,882,157	$6,996,463,191
# Short-term investments, cost	$460,152,115	$8,372,000	$2,331,000
^ Cash denominated in foreign currencies, cost	$–	$–	$–

152	See Notes to Financial Statements

S&P 500 Index	Small Cap Blend Index	Emerging Markets Equity Index	International Equity Index

$10,098,588,978	$2,938,591,634	$7,143,844,222	$28,843,139,068
141,087,710	16,720,000	122,138,588	390,691,905
204	72,626,793	15,433,464	298,921,571
138	48,098	1,482,077	4,732,215
–	–	3,290,519	12,543,749
14	1,546,006	5,723,546	21,471,791

5,666,559	932,192	9,780,796	120,069,141
13,318	2,030	13,011	35,754
–	10,068,940	–	68,070,182
–	684	263,306	73,007,667
12	–	546,156	346,057
4,431,257	1,017,528	526,342	5,740,327
110,162	–	143,379	–
900,046	630,208	375,619	2,564,480
10,250,798,398	3,042,184,113	7,303,561,025	29,841,333,907

15,530	7,764	13,898	31,023
–	–	–	–

323,929	96,335	572,627	928,974
204	72,626,793	15,433,464	298,921,571
–	–	67,877,959	–
1,677,051	–	–	–
1,211,966	3,188,977	56,283,222	142,238,921
594,908	110,827	166,907	361,238
–	114,540	–	639,600

25,053	13,031	969,343	371,792
16,244	21,315	28,204	33,205
41,663	53,183	16,194	144,100
72,355	25,609	7,033	83,355
923,243	442,760	273,001	1,628,426
–	–	4,238	19,021
6,712	1,407	121,419	108,332
4,908,858	76,702,541	141,767,509	445,509,558
$10,245,889,540	$2,965,481,572	$7,161,793,516	$29,395,824,349

$3,674,304,758	$2,348,485,686	$6,896,404,099	$23,108,921,639
6,571,584,782	616,995,886	265,389,417	6,286,902,710
$10,245,889,540	$2,965,481,572	$7,161,793,516	$29,395,824,349

$3,495,934	$109,328,255	$65,067,098	$623,020,977
$3,577,294,288	$2,198,631,143	$5,523,300,718	$20,897,427,729
$141,089,991	$16,720,000	$122,140,267	$390,700,227
$–	$–	$3,261,445	$12,586,272

See Notes to Financial Statements	153

Statement of Assets and Liabilities (continued)

April 30, 2025 (Unaudited)	Equity Index	Large Cap Growth Index	Large Cap Value Index
CLASS A:
Net assets	$1,596,232,693	$–	$–
Shares outstanding	40,357,587	–	–
Net asset value (“NAV”) per share	$39.55	$–	$–
Maximum sales charge	5.75%	–%	–%
Offering price per share (NAV per share plus maximum sales charge)	$41.96	$–	$–

CLASS I:
Net assets	$8,200,350	$188,506,207	$104,110,975
Shares outstanding	211,136	3,078,197	4,106,348
NAV and offering price per share	$38.84	$61.24	$25.35

PREMIER CLASS:
Net assets	$40,537,282	$–	$–
Shares outstanding	1,046,974	–	–
NAV and offering price per share	$38.72	$–	$–

CLASS R6:
Net assets	$16,528,343,632	$13,096,364,595	$8,942,399,266
Shares outstanding	425,911,762	213,422,161	352,934,755
NAV and offering price per share	$38.81	$61.36	$25.34

RETIREMENT CLASS:
Net assets	$772,599,182	$1,243,192,972	$1,243,521,690
Shares outstanding	19,597,217	20,086,598	48,043,810
NAV and offering price per share	$39.42	$61.89	$25.88

CLASS W:
Net assets	$28,744,360,741	$–	$–
Shares outstanding	740,393,789	–	–
NAV and offering price per share	$38.82	$–	$–

Authorized shares - per class	Unlimited	Unlimited	Unlimited
Par value per share	$0.0001	$0.0001	$0.0001

154	See Notes to Financial Statements

S&P 500 Index	Small Cap Blend Index	Emerging Markets Equity Index	International Equity Index

$–	$–	$16,136,434	$–
–	–	1,436,954	–
$–	$–	$11.23	$–
–%	–%	5.75%	–%
$–	$–	$11.92	$–

$175,368,155	$17,836,070	$4,593,144	$188,194,398
2,884,005	847,494	406,478	7,615,325
$60.81	$21.05	$11.30	$24.71

$–	$–	$8,315,562	$162,380,401
–	–	738,672	6,580,547
$–	$–	$11.26	$24.68

$7,053,635,857	$2,392,069,075	$1,396,773,346	$16,296,753,056
115,754,988	113,463,321	124,009,094	659,050,496
$60.94	$21.08	$11.26	$24.73

$3,016,885,528	$555,576,427	$846,655,638	$1,860,275,613
49,930,601	26,217,362	75,606,276	73,311,720
$60.42	$21.19	$11.20	$25.37

$–	$–	$4,889,319,392	$10,888,220,881
–	–	433,198,802	440,095,715
$–	$–	$11.29	$24.74

Unlimited	Unlimited	Unlimited	Unlimited
$0.0001	$0.0001	$0.0001	$0.0001

155	See Notes to Financial Statements

Statement of Operations

Six Months Ended April 30, 2025 (Unaudited)	Equity Index	Large Cap Growth Index	Large Cap Value Index
INVESTMENT INCOME
Dividends	$304,066,847	$47,349,486	$109,008,401
Interest	9,721,550	100,510	22,526
Securities lending income, net	956,247	33,213	51,473
Tax withheld	(82,243)	(553)	(17,386)
Total investment income	314,662,401	47,482,656	109,065,014

EXPENSES
Management fees	9,629,256	3,052,858	2,122,044
12b-1 distribution and service fees — Class A	2,113,689	–	–
12b-1 distribution and service fees — Premier Class	31,386	–	–
Shareholder servicing agent fees — Class A	278,880	–	–
Shareholder servicing agent fees — Class I	448	68,256	37,127
Shareholder servicing agent fees — Premier Class	77	–	–
Shareholder servicing agent fees — Class R6	26,454	21,198	10,287
Shareholder servicing agent fees — Retirement Class	1,039,190	1,660,462	1,729,522
Shareholder servicing agent fees — Class W	8,136	–	–
Administrative service fees	125,657	76,723	59,109
Trustees fees	248,367	80,518	55,223
Custodian expenses	123,775	48,343	39,362
Overdraft expense	2,017	38,836	31,963
Professional fees	63,068	22,093	19,278
Registration fees	63,915	52,427	53,399
Shareholder reporting expenses	127,917	124,698	106,840
Other	207,449	49,184	41,518
Total expenses	14,089,681	5,295,596	4,305,672
Expenses reimbursed by the investment adviser	(6,182,427)	–	–
Net expenses	7,907,254	5,295,596	4,305,672
Net investment income (loss)	306,755,147	42,187,060	104,759,342

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments*	438,981,598	28,607,178	62,532,117
Futures contracts	(57,590,777)	–	–
Foreign currency transactions	(149,110)	3,912	402
Net realized gain (loss)	381,241,711	28,611,090	62,532,519
Change in unrealized appreciation (depreciation) on:
Investments‡	(1,725,632,653)	(252,545,042)	(353,310,123)
Futures contracts	14,070,689	–	–
Foreign currency translations	–	–	–
Net change in unrealized appreciation (depreciation)	(1,711,561,964)	(252,545,042)	(353,310,123)
Net realized and unrealized gain (loss)	(1,330,320,253)	(223,933,952)	(290,777,604)
Net increase (decrease) in net assets from operations	$(1,023,565,106)	$(181,746,892)	$(186,018,262)

* Net of foreign capital gains tax	$–	$–	$–
‡ Net of change in unrealized foreign capital gains taxes	$–	$–	$–

156	See Notes to Financial Statements

S&P 500 Index	Small Cap Blend Index	Emerging Markets Equity Index	International Equity Index

$69,107,255	$15,203,288	$87,907,260	$466,091,793
2,633,803	510,856	2,251,489	10,136,880
6,906	1,142,459	368,237	1,576,306
(16,669)	(69,424)	(8,939,753)	(29,400,728)
71,731,295	16,787,179	81,587,233	448,404,251

2,131,414	686,671	3,574,044	5,623,734
–	–	20,340	–
–	–	6,012	116,894
–	–	8,975	–
120,097	47	2,047	124,011
–	–	49	139
17,158	7,495	1,068	21,453
3,874,804	793,198	1,009,098	2,133,345
–	–	1,500	3,053
58,824	18,121	36,056	126,373
54,048	17,851	37,111	141,194
39,248	25,117	1,521,395	616,327
4,766	236	–	37
20,787	22,749	31,109	49,214
42,087	40,213	32,003	65,537
71,997	55,662	36,564	194,800
28,270	14,457	280,021	368,321
6,463,500	1,681,817	6,597,392	9,584,432
–	–	(3,830,735)	(2,673,071)
6,463,500	1,681,817	2,766,657	6,911,361
65,267,795	15,105,362	78,820,576	441,492,890

81,106,979	3,757,492	(170,455,530)	(444,534,960)
(9,444,168)	(8,529,148)	(4,463,526)	20,188,388
1,271	4,501	(455,622)	(4,219,007)
71,664,082	(4,767,155)	(175,374,678)	(428,565,579)

(311,825,416)	(355,742,822)	159,388,704	2,463,251,231
5,111,748	1,153,265	3,270,096	8,567,415
–	–	387,167	9,387,100
(306,713,668)	(354,589,557)	163,045,967	2,481,205,746
(235,049,586)	(359,356,712)	(12,328,711)	2,052,640,167
$(169,781,791)	$(344,251,350)	$66,491,865	$2,494,133,057

$–	$–	$2,114,452	$–
$–	$–	$8,122,377	$–

See Notes to Financial Statements	157

Statement of Changes in Net Assets

	Equity Index		Large Cap Growth Index
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$306,755,147	$611,964,641	$42,187,060	$86,164,500
Net realized gain (loss)	381,241,711	306,004,095	28,611,090	445,107,135
Net change in unrealized appreciation (depreciation)	(1,711,561,964)	12,552,057,408	(252,545,042)	4,035,272,796
Net increase (decrease) in net assets from operations	(1,023,565,106)	13,470,026,144	(181,746,892)	4,566,544,431
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(22,985,450)	(17,320,318)	–	–
Class I	(143,142)	(188,495)	(6,591,748)	(3,675,485)
Premier Class	(626,797)	(574,328)	–	–
Class R6	(273,803,382)	(205,917,296)	(454,361,528)	(202,563,375)
Retirement Class	(11,496,075)	(8,931,289)	(40,172,601)	(16,642,617)
Class W	(469,124,577)	(370,777,019)	–	–
Total distributions	(778,179,423)	(603,708,745)	(501,125,877)	(222,881,477)
FUND SHARE TRANSACTIONS
Subscriptions	4,161,385,376	3,305,781,567	1,628,591,776	2,916,875,443
Reinvestments of distributions	776,183,537	601,281,670	431,267,751	189,745,769
Redemptions	(3,017,653,295)	(5,316,395,627)	(1,879,274,908)	(2,953,167,397)
Net increase (decrease) from Fund share transactions	1,919,915,618	(1,409,332,390)	180,584,619	153,453,815
Net increase (decrease) in net assets	118,171,089	11,456,985,009	(502,288,150)	4,497,116,769
Net assets at the beginning of period	47,572,102,791	36,115,117,782	15,030,351,924	10,533,235,155
Net assets at the end of period	$47,690,273,880	$47,572,102,791	$14,528,063,774	$15,030,351,924

158	See Notes to Financial Statements

Large Cap Value Index		S&P 500 Index		Small Cap Blend Index		Emerging Markets Equity Index
Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24

$104,759,342	$204,621,642	$65,267,795	$129,296,891	$15,105,362	$45,045,929$	78,820,576	$167,595,285
62,532,519	95,707,372	71,664,082	51,251,087	(4,767,155)	171,327,070	(175,374,678)	(205,900,758)
(353,310,123)	2,171,634,108	(306,713,668)	2,757,805,036	(354,589,557)	729,715,416	163,045,967	1,305,895,122
(186,018,262)	2,471,963,122	(169,781,791)	2,938,353,014	(344,251,350)	946,088,415	66,491,865	1,267,589,649

–	–	–	–	–	–	(402,420)	(491,613)
(3,098,412)	(5,116,228)	(2,454,325)	(2,052,396)	(1,560,838)	(447,340)	(127,114)	(147,073)
–	–	–	–	–	–	(206,686)	(256,445)
(269,496,036)	(346,074,951)	(116,309,959)	(92,610,354)	(184,177,629)	(82,901,086)	(37,144,733)	(35,218,813)
(37,427,013)	(64,593,220)	(40,275,760)	(29,749,791)	(40,642,346)	(18,512,544)	(20,627,137)	(17,569,792)
–	–	–	–	–	–	(148,087,246)	(126,351,017)
(310,021,461)	(415,784,399)	(159,040,044)	(124,412,541)	(226,380,813)	(101,860,970)	(206,595,336)	(180,034,753)

922,307,095	2,127,268,951	696,256,198	1,040,096,036	167,796,383	411,519,009	745,559,309	1,247,321,231
268,805,606	359,538,957	157,208,034	122,951,683	222,027,408	99,980,070	206,571,360	180,001,479
(1,272,465,378)	(1,659,015,602)	(991,715,361)	(1,106,906,963)	(374,978,384)	(621,137,215)	(691,954,070)	(690,284,611)
(81,352,677)	827,792,306	(138,251,129)	56,140,756	14,845,407	(109,638,136)	260,176,599	737,038,099
(577,392,400)	2,883,971,029	(467,072,964)	2,870,081,229	(555,786,756)	734,589,309	120,073,128	1,824,592,995
10,867,424,331	7,983,453,302	10,712,962,504	7,842,881,275	3,521,268,328	2,786,679,019	7,041,720,388	5,217,127,393
$10,290,031,931	$10,867,424,331	$10,245,889,540	$10,712,962,504	$2,965,481,572	$3,521,268,328	$7,161,793,516	$7,041,720,388

See Notes to Financial Statements	159

Statement of Changes in Net Assets (continued)

	International Equity Index
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$441,492,890	$727,404,371
Net realized gain (loss)	(428,565,579)	(202,857,741)
Net change in unrealized appreciation (depreciation)	2,481,205,746	3,920,576,153
Net increase (decrease) in net assets from operations	2,494,133,057	4,445,122,783
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class I	(5,447,414)	(15,540,494)
Premier Class	(4,434,973)	(4,403,485)
Class R6	(454,802,619)	(353,653,228)
Retirement Class	(45,014,620)	(37,519,557)
Class W	(324,769,297)	(287,041,379)
Total distributions	(834,468,923)	(698,158,143)
FUND SHARE TRANSACTIONS
Subscriptions	2,205,082,790	5,489,734,875
Reinvestments of distributions	815,826,111	680,909,346
Redemptions	(2,450,116,802)	(2,769,752,680)
Net increase (decrease) from Fund share transactions	570,792,099	3,400,891,541
Net increase (decrease) in net assets	2,230,456,233	7,147,856,181
Net assets at the beginning of period	27,165,368,116	20,017,511,935
Net assets at the end of period	$29,395,824,349	$27,165,368,116

160	See Notes to Financial Statements

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161

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value End of Period
Equity Index
Class A:
4/30/25(c)	$41.01	$0.20	$(1.10)	$(0.90)	$(0.43)	$(0.13)	$(0.56)	$39.55
10/31/24	30.22	0.41	10.79	11.20	(0.41)	—	(0.41)	41.01
10/31/23	28.39	0.41	1.85	2.26	(0.36)	(0.07)	(0.43)	30.22
10/31/22	34.70	0.38	(6.07)	(5.69)	(0.32)	(0.30)	(0.62)	28.39
10/31/21	24.48	0.32	10.23	10.55	(0.33)	—	(0.33)	34.70
10/31/20	22.69	0.33	1.86	2.19	(0.35)	(0.05)	(0.40)	24.48
Class I:
4/30/25(c)	40.28	0.26	(1.08)	(0.82)	(0.49)	(0.13)	(0.62)	38.84
10/31/24	29.69	0.47	10.58	11.05	(0.46)	—	(0.46)	40.28
10/31/23	27.88	0.46	1.81	2.27	(0.39)	(0.07)	(0.46)	29.69
10/31/22	34.11	0.41	(5.95)	(5.54)	(0.39)	(0.30)	(0.69)	27.88
10/31/21	24.05	0.35	10.06	10.41	(0.35)	—	(0.35)	34.11
10/31/20	22.29	0.40	1.80	2.20	(0.39)	(0.05)	(0.44)	24.05
Premier Class:
4/30/25(c)	40.17	0.23	(1.08)	(0.85)	(0.47)	(0.13)	(0.60)	38.72
10/31/24	29.60	0.45	10.56	11.01	(0.44)	—	(0.44)	40.17
10/31/23	27.81	0.44	1.81	2.25	(0.39)	(0.07)	(0.46)	29.60
10/31/22	34.01	0.39	(5.93)	(5.54)	(0.36)	(0.30)	(0.66)	27.81
10/31/21	23.99	0.35	10.03	10.38	(0.36)	—	(0.36)	34.01
10/31/20	22.24	0.35	1.83	2.18	(0.38)	(0.05)	(0.43)	23.99
Class R6:
4/30/25(c)	40.30	0.26	(1.08)	(0.82)	(0.54)	(0.13)	(0.67)	38.81
10/31/24	29.69	0.50	10.61	11.11	(0.50)	—	(0.50)	40.30
10/31/23	27.90	0.48	1.81	2.29	(0.43)	(0.07)	(0.50)	29.69
10/31/22	34.12	0.44	(5.95)	(5.51)	(0.41)	(0.30)	(0.71)	27.90
10/31/21	24.07	0.39	10.06	10.45	(0.40)	—	(0.40)	34.12
10/31/20	22.31	0.39	1.84	2.23	(0.42)	(0.05)	(0.47)	24.07
Retirement Class:
4/30/25(c)	40.88	0.21	(1.10)	(0.89)	(0.44)	(0.13)	(0.57)	39.42
10/31/24	30.12	0.42	10.76	11.18	(0.42)	—	(0.42)	40.88
10/31/23	28.29	0.42	1.83	2.25	(0.35)	(0.07)	(0.42)	30.12
10/31/22	34.59	0.37	(6.04)	(5.67)	(0.33)	(0.30)	(0.63)	28.29
10/31/21	24.40	0.32	10.21	10.53	(0.34)	—	(0.34)	34.59
10/31/20	22.62	0.34	1.85	2.19	(0.36)	(0.05)	(0.41)	24.40
Class W:
4/30/25(c)	40.32	0.26	(1.08)	(0.82)	(0.55)	(0.13)	(0.68)	38.82
10/31/24	29.71	0.52	10.60	11.12	(0.51)	—	(0.51)	40.32
10/31/23	27.91	0.50	1.81	2.31	(0.44)	(0.07)	(0.51)	29.71
10/31/22	34.13	0.45	(5.94)	(5.49)	(0.43)	(0.30)	(0.73)	27.91
10/31/21	24.08	0.41	10.05	10.46	(0.41)	—	(0.41)	34.13
10/31/20	22.32	0.39	1.85	2.24	(0.43)	(0.05)	(0.48)	24.08

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.
(e)	Does not include in-kind transactions.

162	See Notes to Financial Statements

		Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

(2.32)%	$ 1,596,233	0.33	%(d)	0.33	%(d)	0.98	%(d)	4%
37.39	1,684,649	0.32		0.32		1.10		3
8.05	1,276,703	0.32		0.32		1.37		4	(e)
(16.70)	1,231,300	0.32		0.28		1.22		7
43.45	1,493,507	0.32		0.32		1.02		7	(e)
9.77	1,070,150	0.33		0.33		1.41		12	(e)

(2.18)	8,200	0.05	(d)	0.05	(d)	1.26	(d)	4
37.62	9,344	0.15		0.15		1.30		3
8.25	11,988	0.15		0.15		1.54		4	(e)
(16.59)	11,341	0.15		0.15		1.33		7
43.66	14,119	0.17		0.17		1.16		7	(e)
9.97	9,404	0.17		0.17		1.71		12	(e)

(2.24)	40,537	0.19	(d)	0.19	(d)	1.12	(d)	4
37.55	42,186	0.20		0.20		1.24		3
8.18	40,778	0.20		0.20		1.50		4	(e)
(16.62)	54,969	0.20		0.20		1.30		7
43.64	71,581	0.20		0.20		1.15		7	(e)
9.92	57,737	0.20		0.20		1.55		12	(e)

(2.16)	16,528,344	0.04	(d)	0.04	(d)	1.26	(d)	4
37.78	16,533,797	0.05		0.05		1.38		3
8.32	12,336,618	0.05		0.05		1.64		4	(e)
(16.50)	11,632,072	0.05		0.05		1.46		7
43.84	12,335,597	0.05		0.05		1.30		7	(e)
10.10	9,563,188	0.05		0.05		1.69		12	(e)

(2.31)	772,599	0.29	(d)	0.29	(d)	1.02	(d)	4
37.44	833,358	0.30		0.30		1.13		3
8.05	647,237	0.30		0.30		1.39		4	(e)
(16.71)	651,723	0.30		0.30		1.20		7
43.50	838,804	0.30		0.30		1.05		7	(e)
9.79	612,612	0.30		0.30		1.45		12	(e)

(2.17)	28,744,361	0.04	(d)	0.00	(d)	1.30	(d)	4
37.85	28,468,770	0.05		0.00		1.42		3
8.40	21,801,793	0.05		0.00		1.68		4	(e)
(16.46)	19,193,641	0.05		0.00		1.50		7
43.88	20,403,908	0.05		0.00		1.34		7	(e)
10.14	14,941,901	0.05		0.00		1.71		12	(e)

See Notes to Financial Statements	163

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value End of Period
Large Cap Growth Index
Class I:
4/30/25(c)	$64.15	$0.17	$(0.97)	$(0.80)	$(0.33)	$(1.78)	$(2.11)	$61.24
10/31/24	45.52	0.33	19.25	19.58	(0.36)	(0.59)	(0.95)	64.15
10/31/23	42.34	0.33	6.88	7.21	(0.36)	(3.67)	(4.03)	45.52
10/31/22	61.13	0.35	(14.14)	(13.79)	(0.44)	(4.56)	(5.00)	42.34
10/31/21	43.57	0.32	18.12	18.44	(0.29)	(0.59)	(0.88)	61.13
10/31/20	34.57	0.33	9.50	9.83	(0.36)	(0.47)	(0.83)	43.57
Class R6:
4/30/25(c)	64.32	0.19	(0.97)	(0.78)	(0.40)	(1.78)	(2.18)	61.36
10/31/24	45.62	0.39	19.29	19.68	(0.39)	(0.59)	(0.98)	64.32
10/31/23	42.43	0.39	6.88	7.27	(0.41)	(3.67)	(4.08)	45.62
10/31/22	61.25	0.41	(14.17)	(13.76)	(0.50)	(4.56)	(5.06)	42.43
10/31/21	43.65	0.39	18.15	18.54	(0.35)	(0.59)	(0.94)	61.25
10/31/20	34.63	0.39	9.50	9.89	(0.40)	(0.47)	(0.87)	43.65
Retirement Class:
4/30/25(c)	64.79	0.11	(0.98)	(0.87)	(0.25)	(1.78)	(2.03)	61.89
10/31/24	45.97	0.24	19.45	19.69	(0.28)	(0.59)	(0.87)	64.79
10/31/23	42.70	0.29	6.94	7.23	(0.29)	(3.67)	(3.96)	45.97
10/31/22	61.61	0.29	(14.28)	(13.99)	(0.36)	(4.56)	(4.92)	42.70
10/31/21	43.91	0.26	18.27	18.53	(0.24)	(0.59)	(0.83)	61.61
10/31/20	34.83	0.29	9.57	9.86	(0.31)	(0.47)	(0.78)	43.91

(a)	Based on average shares outstanding.
(b)	Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.
(e)	Does not include in-kind transactions.

164	See Notes to Financial Statements

		Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

(1.61)%	$ 188,506	0.11	%(d)	0.11	%(d)	0.51	%(d)	7%
43.61	198,405	0.16		0.16		0.57		27
18.74	170,531	0.16		0.16		0.76		32	(e)
(24.73)	84,495	0.16		0.16		0.72		34
42.93	81,993	0.17		0.17		0.61		31
29.00	63,667	0.18		0.18		0.86		33	(e)

(1.58)	13,096,365	0.05	(d)	0.05	(d)	0.58	(d)	7
43.76	13,554,206	0.05		0.05		0.67		27
18.86	9,494,986	0.05		0.05		0.90		32	(e)
(24.65)	8,034,639	0.05		0.05		0.84		34
43.11	10,180,858	0.05		0.05		0.73		31
29.14	7,537,182	0.05		0.05		1.00		33	(e)

(1.69)	1,243,193	0.30	(d)	0.30	(d)	0.33	(d)	7
43.37	1,277,741	0.30		0.30		0.42		27
18.58	867,718	0.30		0.30		0.66		32	(e)
(24.84)	757,262	0.30		0.30		0.58		34
42.77	1,085,055	0.30		0.30		0.48		31
28.84	855,735	0.30		0.30		0.74		33	(e)

See Notes to Financial Statements	165

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Large Cap Value Index
Class I:
4/30/25(c)	$26.57	$0.25	$(0.72)	$(0.47)	$(0.49)	$(0.26)	$(0.75)	$25.35
10/31/24	21.35	0.50	5.84	6.34	(0.52)	(0.60)	(1.12)	26.57
10/31/23	22.24	0.47	(0.45)	0.02	(0.42)	(0.49)	(0.91)	21.35
10/31/22	24.82	0.44	(2.14)	(1.70)	(0.41)	(0.47)	(0.88)	22.24
10/31/21	17.67	0.36	7.22	7.58	(0.43)	—	(0.43)	24.82
10/31/20	20.49	0.48	(1.90)	(1.42)	(0.54)	(0.86)	(1.40)	17.67
Class R6:
4/30/25(c)	26.57	0.26	(0.71)	(0.45)	(0.52)	(0.26)	(0.78)	25.34
10/31/24	21.34	0.53	5.83	6.36	(0.53)	(0.60)	(1.13)	26.57
10/31/23	22.29	0.52	(0.48)	0.04	(0.50)	(0.49)	(0.99)	21.34
10/31/22	24.89	0.48	(2.16)	(1.68)	(0.45)	(0.47)	(0.92)	22.29
10/31/21	17.72	0.44	7.19	7.63	(0.46)	—	(0.46)	24.89
10/31/20	20.54	0.46	(1.85)	(1.39)	(0.57)	(0.86)	(1.43)	17.72
Retirement Class:
4/30/25(c)	27.09	0.24	(0.74)	(0.50)	(0.45)	(0.26)	(0.71)	25.88
10/31/24	21.74	0.48	5.95	6.43	(0.48)	(0.60)	(1.08)	27.09
10/31/23	22.68	0.48	(0.48)	—	(0.45)	(0.49)	(0.94)	21.74
10/31/22	25.32	0.43	(2.20)	(1.77)	(0.40)	(0.47)	(0.87)	22.68
10/31/21	18.03	0.39	7.32	7.71	(0.42)	—	(0.42)	25.32
10/31/20	20.87	0.42	(1.88)	(1.46)	(0.52)	(0.86)	(1.38)	18.03

(a)	Based on average shares outstanding.
(b)	Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.
(e)	Does not include in-kind transactions.

166	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate

(1.95)%	$ 104,111	0.12%(d)	0.12%(d)	1.94%(d)	7%
30.76	107,708	0.17	0.17	2.05	27
(0.04)	101,091	0.18	0.18	2.15	26 (e)
(7.11)	17,967	0.19	0.19	1.92	21
43.47	16,207	0.19	0.19	1.60	29
(7.63)	9,094	0.19	0.19	2.54	33 (e)

(1.88)	8,942,399	0.05 (d)	0.05 (d)	2.01 (d)	7
30.90	9,288,489	0.05	0.05	2.15	27
0.09	6,571,229	0.05	0.05	2.34	26 (e)
(6.99)	6,667,880	0.05	0.05	2.08	21
43.69	7,684,426	0.05	0.05	1.93	29
(7.51)	5,586,461	0.05	0.05	2.52	33 (e)

(2.02)	1,243,522	0.30 (d)	0.30 (d)	1.76 (d)	7
30.56	1,471,227	0.30	0.30	1.92	27
(0.13)	1,311,133	0.30	0.30	2.09	26 (e)
(7.25)	1,233,751	0.30	0.30	1.83	21
43.28	1,279,443	0.30	0.30	1.67	29
(7.71)	821,535	0.30	0.30	2.29	33 (e)

See Notes to Financial Statements	167

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

	$		$		$		$		$		$		$		$

			Investment Operations						Less Distributions

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)		Total		From Net Investment Income		From Net Realized Gains		Total		Net Asset Value, End of Period
S&P 500 Index
Class I:
4/30/25(c)		$ 62.77		$ 0.37		$(1.44)		$(1.07)		$(0.72)		$(0.17)		$ (0.89)		$ 60.81
10/31/24		46.21		0.73		16.54		17.27		(0.71)		—		(0.71)		62.77
10/31/23		42.76		0.69		3.51		4.20		(0.64)		(0.11)		(0.75)		46.21
10/31/22		50.99		0.63		(8.00)		(7.37)		(0.57)		(0.29)		(0.86)		42.76
10/31/21		36.27		0.56		14.74		15.30		(0.58)		—		(0.58)		50.99
10/31/20		33.82		0.57		2.61		3.18		(0.63)		(0.10)		(0.73)		36.27
Class R6:
4/30/25(c)		62.93		0.41		(1.42)		(1.01)		(0.81)		(0.17)		(0.98)		60.94
10/31/24		46.33		0.80		16.57		17.37		(0.77)		—		(0.77)		62.93
10/31/23		42.87		0.76		3.50		4.26		(0.69)		(0.11)		(0.80)		46.33
10/31/22		51.11		0.69		(8.00)		(7.31)		(0.64)		(0.29)		(0.93)		42.87
10/31/21		36.35		0.62		14.77		15.39		(0.63)		—		(0.63)		51.11
10/31/20		33.88		0.62		2.61		3.23		(0.66)		(0.10)		(0.76)		36.35
Retirement Class:
4/30/25(c)		62.35		0.33		(1.43)		(1.10)		(0.66)		(0.17)		(0.83)		60.42
10/31/24		45.91		0.65		16.44		17.09		(0.65)		—		(0.65)		62.35
10/31/23		42.49		0.64		3.47		4.11		(0.58)		(0.11)		(0.69)		45.91
10/31/22		50.67		0.57		(7.94)		(7.37)		(0.52)		(0.29)		(0.81)		42.49
10/31/21		36.06		0.51		14.64		15.15		(0.54)		—		(0.54)		50.67
10/31/20		33.62		0.53		2.60		3.13		(0.59)		(0.10)		(0.69)		36.06

(a)	Based on average shares outstanding.
(b)	Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.
(e)	Does not include in-kind transactions.

168	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate

(1.82)%	$ 175,368	0.18%(d)	0.18%(d)	1.16%(d)	2%
37.75	174,689	0.18	0.18	1.28	3
9.95	134,151	0.18	0.18	1.52	2 (e)
(14.74)	114,843	0.18	0.18	1.35	5
42.63	134,424	0.18	0.18	1.25	7 (e)
9.51	103,558	0.18	0.18	1.65	7

(1.74)	7,053,636	0.05 (d)	0.05 (d)	1.30 (d)	2
37.91	7,512,868	0.05	0.05	1.41	3
10.09	5,617,665	0.05	0.05	1.65	2 (e)
(14.62)	4,933,068	0.05	0.05	1.47	5
42.82	6,310,496	0.05	0.05	1.38	7 (e)
9.67	4,426,743	0.05	0.05	1.78	7

(1.88)	3,016,886	0.30 (d)	0.30 (d)	1.05 (d)	2
37.59	3,025,406	0.30	0.30	1.16	3
9.80	2,091,065	0.30	0.30	1.40	2 (e)
(14.83)	1,784,834	0.30	0.30	1.23	5
42.43	2,107,555	0.30	0.30	1.13	7 (e)
9.41	1,510,268	0.30	0.30	1.53	7

See Notes to Financial Statements	169

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value End of Period
Small Cap Blend Index
Class I:
4/30/25(c)	$24.80	$0.11	$(2.28)	$(2.17)	$(0.39)	$(1.19)	$(1.58)	$21.05
10/31/24	19.13	0.26	6.08	6.34	(0.37)	(0.30)	(0.67)	24.80
10/31/23	21.29	0.36	(2.16)	(1.80)	(0.29)	(0.07)	(0.36)	19.13
10/31/22	28.48	0.28	(5.20)	(4.92)	(0.29)	(1.98)	(2.27)	21.29
10/31/21	19.41	0.23	9.46	9.69	(0.23)	(0.39)	(0.62)	28.48
10/31/20	20.43	0.19	(0.16)	0.03	(0.26)	(0.79)	(1.05)	19.41
Class R6:
4/30/25(c)	24.88	0.11	(2.28)	(2.17)	(0.44)	(1.19)	(1.63)	21.08
10/31/24	19.17	0.32	6.09	6.41	(0.40)	(0.30)	(0.70)	24.88
10/31/23	21.34	0.39	(2.17)	(1.78)	(0.32)	(0.07)	(0.39)	19.17
10/31/22	28.54	0.32	(5.22)	(4.90)	(0.32)	(1.98)	(2.30)	21.34
10/31/21	19.45	0.27	9.47	9.74	(0.26)	(0.39)	(0.65)	28.54
10/31/20	20.46	0.22	(0.15)	0.07	(0.29)	(0.79)	(1.08)	19.45
Retirement Class:
4/30/25(c)	24.98	0.08	(2.31)	(2.23)	(0.37)	(1.19)	(1.56)	21.19
10/31/24	19.25	0.26	6.11	6.37	(0.34)	(0.30)	(0.64)	24.98
10/31/23	21.41	0.34	(2.17)	(1.83)	(0.26)	(0.07)	(0.33)	19.25
10/31/22	28.62	0.26	(5.24)	(4.98)	(0.25)	(1.98)	(2.23)	21.41
10/31/21	19.51	0.20	9.51	9.71	(0.21)	(0.39)	(0.60)	28.62
10/31/20	20.52	0.17	(0.15)	0.02	(0.24)	(0.79)	(1.03)	19.51

(a)	Based on average shares outstanding.
(b)	Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.
(e)	Does not include in-kind transactions.

170	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

(9.90)%	$17,836	0.05	%(d)	0.05	%(d)	0.90	%(d)	2%
33.79	23,031	0.46		0.24		1.14		18
(8.56)	11,803	0.71		0.20		1.71		16
(18.53)	12,338	0.67		0.21		1.22		25
50.57	13,774	0.76		0.20		0.85		33
(0.11)	8,823	1.08		0.20		1.01		32	(e)

(9.92)	2,392,069	0.05	(d)	0.05	(d)	0.92	(d)	2
34.11	2,837,755	0.06		0.06		1.38		18
(8.43)	2,204,534	0.05		0.05		1.86		16
(18.42)	2,548,376	0.06		0.06		1.38		25
50.75	3,552,723	0.05		0.05		1.00		33
0.08	2,308,446	0.06		0.06		1.16		32	(e)

(10.05)	555,576	0.30	(d)	0.30	(d)	0.68	(d)	2
33.71	660,483	0.31		0.31		1.13		18
(8.62)	570,342	0.30		0.30		1.62		16
(18.63)	742,366	0.31		0.31		1.12		25
50.39	1,095,078	0.30		0.30		0.75		33
(0.16)	791,714	0.30		0.30		0.92		32	(e)

See Notes to Financial Statements	171

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Emerging Markets Equity Index
Class A:
4/30/25(c)	$11.43	$0.10	$(0.02)	$0.08	$(0.28)	$—	$(0.28)	$11.23
10/31/24	9.57	0.24	1.90	2.14	(0.28)	—	(0.28)	11.43
10/31/23	8.87	0.23	0.68	0.91	(0.21)	—	(0.21)	9.57
10/31/22	13.13	0.28	(4.30)	(4.02)	(0.24)	—	(0.24)	8.87
10/31/21	11.59	0.22	1.55	1.77	(0.23)	—	(0.23)	13.13
10/31/20	11.00	0.19	0.68	0.87	(0.28)	—	(0.28)	11.59
Class I:
4/30/25(c)	11.51	0.11	(0.02)	0.09	(0.30)	—	(0.30)	11.30
10/31/24	9.64	0.26	1.92	2.18	(0.31)	—	(0.31)	11.51
10/31/23	8.93	0.24	0.69	0.93	(0.22)	—	(0.22)	9.64
10/31/22	13.23	0.33	(4.36)	(4.03)	(0.27)	—	(0.27)	8.93
10/31/21	11.65	0.24	1.57	1.81	(0.23)	—	(0.23)	13.23
10/31/20	11.06	0.18	0.71	0.89	(0.30)	—	(0.30)	11.65
Premier Class:
4/30/25(c)	11.47	0.11	(0.03)	0.08	(0.29)	—	(0.29)	11.26
10/31/24	9.58	0.26	1.92	2.18	(0.29)	—	(0.29)	11.47
10/31/23	8.88	0.25	0.68	0.93	(0.23)	—	(0.23)	9.58
10/31/22	13.15	0.31	(4.32)	(4.01)	(0.26)	—	(0.26)	8.88
10/31/21	11.60	0.25	1.55	1.80	(0.25)	—	(0.25)	13.15
10/31/20	11.02	0.21	0.67	0.88	(0.30)	—	(0.30)	11.60
Class R6:
4/30/25(c)	11.49	0.12	(0.03)	0.09	(0.32)	—	(0.32)	11.26
10/31/24	9.61	0.28	1.92	2.20	(0.32)	—	(0.32)	11.49
10/31/23	8.91	0.27	0.68	0.95	(0.25)	—	(0.25)	9.61
10/31/22	13.20	0.32	(4.32)	(4.00)	(0.29)	—	(0.29)	8.91
10/31/21	11.64	0.27	1.56	1.83	(0.27)	—	(0.27)	13.20
10/31/20	11.05	0.23	0.68	0.91	(0.32)	—	(0.32)	11.64
Retirement Class:
4/30/25(c)	11.41	0.10	(0.02)	0.08	(0.29)	—	(0.29)	11.20
10/31/24	9.55	0.25	1.91	2.16	(0.30)	—	(0.30)	11.41
10/31/23	8.86	0.24	0.67	0.91	(0.22)	—	(0.22)	9.55
10/31/22	13.12	0.29	(4.30)	(4.01)	(0.25)	—	(0.25)	8.86
10/31/21	11.57	0.24	1.55	1.79	(0.24)	—	(0.24)	13.12
10/31/20	11.00	0.20	0.67	0.87	(0.30)	—	(0.30)	11.57
Class W:
4/30/25(c)	11.52	0.13	(0.03)	0.10	(0.33)	—	(0.33)	11.29
10/31/24	9.64	0.30	1.92	2.22	(0.34)	—	(0.34)	11.52
10/31/23	8.94	0.29	0.67	0.96	(0.26)	—	(0.26)	9.64
10/31/22	13.23	0.34	(4.33)	(3.99)	(0.30)	—	(0.30)	8.94
10/31/21	11.66	0.29	1.57	1.86	(0.29)	—	(0.29)	13.23
10/31/20	11.07	0.26	0.67	0.93	(0.34)	—	(0.34)	11.66

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.
(e)	Does not include in-kind transactions.

172	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate

0.71%	$ 16,136	0.52%(d)	0.52%(d)	1.77%(d)	6%
22.88	16,860	0.49	0.49	2.22	5
10.20	16,665	0.49	0.49	2.31	14
(31.19)	16,002	0.53	0.50	2.51	7
15.32	23,317	0.56	0.56	1.65	33	(e)
8.07	15,221	0.57	0.57	1.73	36

0.82	4,593	0.24 (d)	0.24 (d)	2.02 (d)	6
23.14	4,876	0.29	0.29	2.45	5
10.32	4,602	0.29	0.29	2.37	14
(31.08)	6,895	0.33	0.33	3.01	7
15.61	4,300	0.32	0.32	1.77	33	(e)
8.28	2,449	0.34	0.34	1.62	36

0.77	8,316	0.31 (d)	0.31 (d)	1.98 (d)	6
23.22	8,173	0.31	0.31	2.45	5
10.39	8,771	0.31	0.31	2.43	14
(31.06)	22,113	0.34	0.34	2.74	7
15.58	28,510	0.33	0.33	1.80	33	(e)
8.21	25,218	0.35	0.35	1.90	36

0.79	1,396,773	0.16 (d)	0.16 (d)	2.14 (d)	6
23.43	1,346,384	0.16	0.16	2.58	5
10.52	1,053,054	0.16	0.16	2.63	14
(30.98)	1,010,505	0.19	0.19	2.91	7
15.77	1,165,241	0.18	0.18	1.96	33	(e)
8.43	921,818	0.20	0.20	2.13	36

0.74	846,656	0.41 (d)	0.41 (d)	1.89 (d)	6
23.07	800,393	0.41	0.41	2.34	5
10.19	562,249	0.41	0.41	2.41	14
(31.12)	438,986	0.44	0.44	2.64	7
15.55	556,244	0.43	0.43	1.74	33	(e)
8.06	428,964	0.45	0.45	1.89	36

0.92	4,889,319	0.16 (d)	0.00 (d)	2.28 (d)	6
23.54	4,865,035	0.16	0.00	2.75	5
10.69	3,571,788	0.16	0.00	2.82	14
(30.81)	3,053,793	0.19	0.00	3.07	7
16.00	3,377,750	0.18	0.00	2.17	33	(e)
8.60	2,131,058	0.20	0.01	2.37	36

See Notes to Financial Statements	173

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

	$		$		$		$		$		$		$		$

			Investment Operations						Less Distributions

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)		Total		From Net Investment Income		From Net Realized Gains		Total		Net Asset Value, End of Period
International Equity Index
Class I:
4/30/25(c)		$ 23.35		$ 0.34		$ 1.68		$ 2.02		$ (0.66)		$ —		$ (0.66)		$ 24.71
10/31/24		19.71		0.52		3.77		4.29		(0.65)		—		(0.65)		23.35
10/31/23		17.56		0.72		1.95		2.67		(0.52)		—		(0.52)		19.71
10/31/22		23.51		0.61		(5.89)		(5.28)		(0.67)		—		(0.67)		17.56
10/31/21		17.90		0.59		5.42		6.01		(0.40)		—		(0.40)		23.51
10/31/20		19.75		0.43		(1.68)		(1.25)		(0.60)		—		(0.60)		17.90
Premier Class:
4/30/25(c)		23.32		0.34		1.68		2.02		(0.66)		—		(0.66)		24.68
10/31/24		19.70		0.66		3.61		4.27		(0.65)		—		(0.65)		23.32
10/31/23		17.55		0.61		2.05		2.66		(0.51)		—		(0.51)		19.70
10/31/22		23.48		0.59		(5.87)		(5.28)		(0.65)		—		(0.65)		17.55
10/31/21		17.87		0.58		5.42		6.00		(0.39)		—		(0.39)		23.48
10/31/20		19.71		0.42		(1.67)		(1.25)		(0.59)		—		(0.59)		17.87
Class R6:
4/30/25(c)		23.39		0.36		1.68		2.04		(0.70)		—		(0.70)		24.73
10/31/24		19.75		0.68		3.65		4.33		(0.69)		—		(0.69)		23.39
10/31/23		17.60		0.64		2.05		2.69		(0.54)		—		(0.54)		19.75
10/31/22		23.56		0.64		(5.91)		(5.27)		(0.69)		—		(0.69)		17.60
10/31/21		17.93		0.61		5.44		6.05		(0.42)		—		(0.42)		23.56
10/31/20		19.77		0.45		(1.67)		(1.22)		(0.62)		—		(0.62)		17.93
Retirement Class:
4/30/25(c)		23.95		0.34		1.72		2.06		(0.64)		—		(0.64)		25.37
10/31/24		20.22		0.64		3.72		4.36		(0.63)		—		(0.63)		23.95
10/31/23		18.00		0.60		2.11		2.71		(0.49)		—		(0.49)		20.22
10/31/22		24.08		0.60		(6.05)		(5.45)		(0.63)		—		(0.63)		18.00
10/31/21		18.32		0.57		5.56		6.13		(0.37)		—		(0.37)		24.08
10/31/20		20.20		0.41		(1.72)		(1.31)		(0.57)		—		(0.57)		18.32
Class W:
4/30/25(c)		23.40		0.36		1.69		2.05		(0.71)		—		(0.71)		24.74
10/31/24		19.77		0.70		3.63		4.33		(0.70)		—		(0.70)		23.40
10/31/23		17.61		0.65		2.06		2.71		(0.55)		—		(0.55)		19.77
10/31/22		23.57		0.65		(5.91)		(5.26)		(0.70)		—		(0.70)		17.61
10/31/21		17.94		0.63		5.43		6.06		(0.43)		—		(0.43)		23.57
10/31/20		19.78		0.46		(1.68)		(1.22)		(0.62)		—		(0.62)		17.94

(a)	Based on average shares outstanding.
(b)	Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.
(e)	Does not include in-kind transactions.

174	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate

8.88%	$ 188,194	0.18%(d)	0.18%(d)	2.97%(d)	6%
22.13	188,362	0.18	0.18	2.31	4
15.24	474,257	0.19	0.19	3.45	8	(e)
(23.10)	135,488	0.17	0.17	3.03	5
33.86	156,717	0.17	0.17	2.65	5	(e)
(6.58)	111,950	0.17	0.17	2.32	4

8.88	162,380	0.20 (d)	0.20 (d)	2.95 (d)	6
22.07	156,581	0.20	0.20	2.90	4
15.21	133,705	0.20	0.20	3.00	8	(e)
(23.10)	138,009	0.20	0.20	2.91	5
33.87	235,696	0.20	0.20	2.60	5	(e)
(6.61)	201,339	0.20	0.20	2.26	4

8.94	16,296,753	0.05 (d)	0.05 (d)	3.15 (d)	6
22.31	14,941,627	0.05	0.05	2.99	4
15.34	10,116,149	0.05	0.05	3.11	8	(e)
(23.00)	8,366,604	0.05	0.05	3.14	5
34.05	9,784,831	0.05	0.05	2.72	5	(e)
(6.45)	7,675,874	0.05	0.05	2.46	4

8.81	1,860,276	0.30 (d)	0.30 (d)	2.92 (d)	6
21.94	1,649,021	0.30	0.30	2.74	4
15.09	1,199,275	0.30	0.30	2.86	8	(e)
(23.20)	1,025,583	0.30	0.30	2.86	5
33.74	1,409,903	0.30	0.30	2.50	5	(e)
(6.73)	1,140,317	0.30	0.30	2.20	4

8.99	10,888,221	0.05 (d)	0.00 (d)	3.17 (d)	6
22.30	10,229,776	0.05	0.00	3.05	4
15.45	8,094,126	0.05	0.00	3.15	8	(e)
(22.96)	7,066,985	0.05	0.00	3.21	5
34.09	7,359,293	0.05	0.00	2.80	5	(e)
(6.40)	4,288,389	0.05	0.00	2.53	4

See Notes to Financial Statements	175

Notes to Financial Statements

(Unaudited)

1.	General Information

Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:

Fund Name	Short Name
Nuveen Equity Index Fund	Equity Index
Nuveen Large Cap Growth Index Fund	Large Cap Growth Index
Nuveen Large Cap Value Index Fund	Large Cap Value Index
Nuveen S&P 500 Index Fund	S&P 500 Index
Nuveen Small Cap Blend Index Fund	Small Cap Blend Index
Nuveen Emerging Markets Equity Index Fund	Emerging Market Equity Index
Nuveen International Equity Index Fund	International Equity Index

Current Fiscal Period: The end of the reporting period for the Funds is April 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2025 (the “current fiscal period”).

Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.

Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more with respect to the Equity Index and Emerging Market Equity Index are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay the members of the Board of Trustees (“Board”) all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

176

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnification: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

177

Notes to Financial Statements (continued)

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

178

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Long-Term Investments:
Common stocks	$47,315,703,221	$—	$38,293	$47,315,741,514
Rights/Warrants	—	—	75,790	75,790
Investments purchased with collateral from securities lending	108,540,926	—	—	108,540,926
Short-Term Investments:
Government agency debt	—	188,941,278	—	188,941,278
Repurchase agreement	—	217,771,000	—	217,771,000
Treasury debt	—	53,420,961	—	53,420,961
Investments in Derivatives:
Futures contracts*	12,067,999	—	—	12,067,999
Total	$47,436,312,146	$460,133,239	$114,083	$47,896,559,468
Large Cap Growth Index
Long-Term Investments:
Common stocks	$14,442,243,329	$—	$—	$14,442,243,329
Investment companies	83,182,837	—	—	83,182,837
Investments purchased with collateral from securities lending	19,360,114	—	—	19,360,114
Short-Term Investments:
Repurchase agreement	—	8,372,000	—	8,372,000
Total	$14,544,786,280	$8,372,000	$—	$14,553,158,280
Large Cap Value Index
Long-Term Investments:
Common stocks	$10,213,755,843	$—	$432	$10,213,756,275
Investment companies	71,999,931	—	—	71,999,931
Investments purchased with collateral from securities lending	10,815,218	—	—	10,815,218
Short-Term Investments:
Repurchase agreement	—	2,331,000	—	2,331,000
Total	$10,296,570,992	$2,331,000	$432	$10,298,902,424
S&P 500 Index
Long-Term Investments:
Common stocks	$10,098,588,978	$—	$—	$10,098,588,978
Investments purchased with collateral from securities lending	204	—	—	204
Short-Term Investments:
Government agency debt	—	26,389,085	—	26,389,085
Repurchase agreement	—	109,711,000	—	109,711,000
Treasury debt	—	4,987,625	—	4,987,625
Investments in Derivatives:
Futures contracts*	4,311,007	—	—	4,311,007
Total	$10,102,900,189	$141,087,710	$—	$10,243,987,899
Small Cap Blend Index
Long-Term Investments:
Common stocks	$2,938,491,016	$—	$59,478	$2,938,550,494
Rights/Warrants	—	—	41,140	41,140
Investments purchased with collateral from securities lending	72,626,793	—	—	72,626,793
Short-Term Investments:
Repurchase agreement	—	16,720,000	—	16,720,000
Investments in Derivatives:
Futures contracts*	855,380	—	—	855,380
Total	$3,011,973,189	$16,720,000	$100,618	$3,028,793,807

179

Notes to Financial Statements (continued)

Fund	Level 1	Level 2	Level 3		Total
Emerging Markets Equity Index
Long-Term Investments:
Common stocks	$816,851,614	$6,324,364,751	$2,456,008		$7,143,672,373
Rights/Warrants	—	171,828	21		171,849
Investments purchased with collateral from securities lending	15,433,464	—	—		15,433,464
Short-Term Investments:
Government agency debt	—	14,953,588	—		14,953,588
Repurchase agreement	—	107,185,000	—		107,185,000
Investments in Derivatives:
Futures contracts*	963,644	—	—		963,644
Total	$833,248,722	$6,446,675,167	$2,456,029		$7,282,379,918
International Equity Index
Long-Term Investments:
Common stocks	$508,481,844	$28,334,608,511	$—	**	$28,843,090,355
Rights/Warrants	48,713	—	—		48,713
Investments purchased with collateral from securities lending	298,921,571	—	—		298,921,571
Short-Term Investments:
Government agency debt	—	85,562,575	—		85,562,575
Repurchase agreement	—	295,168,000	—		295,168,000
Treasury debt	—	9,961,330	—		9,961,330
Investments in Derivatives:
Futures contracts*	2,702,848	—	—		2,702,848
Total	$810,154,976	$28,725,300,416	$—		$29,535,455,392

*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

4.	Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
Equity Index	Bank of New York Mellon Corp	$200,000,000	$(204,000,000)
Equity Index	Bank of New York Mellon Corp	17,771,000	(18,126,491)
Large Cap Growth Index	Bank of New York Mellon Corp	8,372,000	(8,539,456)
Large Cap Value Index	Bank of New York Mellon Corp	2,331,000	(2,377,623)
S&P 500 Index	Bank of New York Mellon Corp	109,711,000	(111,905,306)
Small Cap Blend Index	Bank of New York Mellon Corp	16,720,000	(17,054,408)
Emerging Markets Equity Index	Bank of New York Mellon Corp	107,185,000	(109,328,740)
International Equity Index	Bank of New York Mellon Corp	275,000,000	(280,500,000)
International Equity Index	Bank of New York Mellon Corp	20,168,000	(20,571,367)

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

180

As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:

	Aggregate Value of Securities on Loan
Fund	Equity Securities	Cash Collateral Received*	Non-Cash Collateral Received**	Total Collateral Received
Equity Index	$166,552,352	$108,540,926	$63,979,574	$172,520,500
Large Cap Growth Index	26,986,739	19,360,114	9,155,585	28,515,699
Large Cap Value Index	39,896,980	10,815,218	30,241,948	41,057,166
S&P 500 Index	3,495,934	204	4,036,190	4,036,394
Small Cap Blend Index	109,328,255	72,626,793	40,238,555	112,865,348
Emerging Markets Equity Index	65,067,098	15,433,464	54,637,194	70,070,658
International Equity Index	623,020,977	298,921,571	360,226,474	659,148,045
*May	include cash and investment of cash collateral.

**As	of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales
Equity Index	$3,150,384,991	$1,992,388,029
Large Cap Growth Index	1,145,587,169	1,418,724,842
Large Cap Value Index	754,748,677	1,031,982,969
S&P 500 Index	219,474,036	527,208,461
Small Cap Blend Index	75,602,246	274,077,174
Emerging Markets Equity Index	617,788,704	397,691,523
International Equity Index	1,741,069,117	1,535,999,147

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed- delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Futures Contracts: Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. During the current fiscal period, the Funds listed below used equity index futures to equitize cash in their portfolios. A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

181

Notes to Financial Statements (continued)

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Futures Contracts Outstanding*
Equity Index	$296,994,696
S&P 500 Index	105,927,864
Small Cap Blend Index	17,617,421
Emerging Markets Equity Index	108,301,361
International Equity Index	448,095,273

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
Equity Index
Futures contracts	Equity	Unrealized appreciation on futures contracts*	$12,067,999	-	$–

S&P 500 Index
Futures contracts	Equity	Unrealized appreciation on futures contracts*	4,311,007	-	–

Small Cap Blend Index
Futures contracts	Equity	Unrealized appreciation on futures contracts*	855,380	-	–

Emerging Markets Equity Index
Futures contracts	Equity	Unrealized appreciation on futures contracts*	963,644	-	–

International Equity Index
Futures contracts	Equity	Unrealized appreciation on futures contracts*	2,702,848	-	–

*

Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund’s Portfolio of investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Index
Futures contracts	Equity	$(57,590,777)	$14,070,689

S&P 500 Index
Futures contracts	Equity	(9,444,168)	5,111,748

Small Cap Blend Index
Futures contracts	Equity	(8,529,148)	1,153,265

Emerging Markets Equity Index
Futures contracts	Equity	(4,463,526)	3,270,096

International Equity Index
Futures contracts	Equity	20,188,388	8,567,415

182

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 4/30/25		Year Ended 10/31/24
Equity Index	Shares	Amount	Shares	Amount
Subscriptions:
Class A	584,533	$24,343,774	1,468,447	$ 54,010,503
Class I	5,291	211,092	98,009	3,624,639
Premier Class	95,106	3,734,405	165,795	6,159,773
Class R6	26,706,446	1,078,146,295	28,419,123	1,014,766,184
Retirement Class	619,182	25,642,579	903,734	33,097,145
Class W	75,163,038	3,029,307,231	60,639,668	2,194,123,323
Total subscriptions	103,173,596	4,161,385,376	91,694,776	3,305,781,567
Reinvestments of distributions:
Class A	503,612	21,937,338	500,800	16,526,395
Class I	3,238	138,349	5,692	184,260
Premier Class	14,683	625,790	17,470	564,109
Class R6	6,391,694	272,861,408	6,317,211	204,298,604
Retirement Class	264,765	11,496,075	271,550	8,931,283
Class W	10,986,524	469,124,577	11,461,423	370,777,019
Total reinvestments of distributions	18,164,516	776,183,537	18,574,146	601,281,670
Redemptions:
Class A	(1,805,441)	(74,963,014)	(3,142,346)	(116,959,866)
Class I	(29,344)	(1,152,018)	(275,556)	(9,941,504)
Premier Class	(112,894)	(4,571,064)	(510,955)	(18,985,964)
Class R6	(17,505,192)	(722,425,797)	(39,891,968)	(1,449,981,002)
Retirement Class	(1,670,725)	(68,909,953)	(2,278,624)	(83,898,783)
Class W	(51,832,484)	(2,145,631,449)	(99,856,983)	(3,636,628,508)
Total redemptions	(72,956,080)	(3,017,653,295)	(145,956,432)	(5,316,395,627)
Net increase (decrease) from shareholder transactions	48,382,032	$1,919,915,618	(35,687,510)	$ (1,409,332,390)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Large Cap Growth Index	Shares	Amount	Shares	Amount
Subscriptions:
Class I	443,627	$28,165,225	1,348,520	$ 74,923,140
Class R6	24,048,850	1,516,998,064	46,600,220	2,684,882,701
Retirement Class	1,247,652	83,428,487	2,734,829	157,069,602
Total subscriptions	25,740,129	1,628,591,776	50,683,569	2,916,875,443
Reinvestments of distributions:
Class I	95,778	6,577,070	73,035	3,660,532
Class R6	5,594,414	384,895,704	3,376,957	169,557,004
Retirement Class	572,919	39,794,977	326,065	16,528,233
Total reinvestments of distributions	6,263,111	431,267,751	3,776,057	189,745,769
Redemptions:
Class I	(554,201)	(36,514,559)	(2,074,538)	(120,141,057)
Class R6	(26,960,367)	(1,749,684,662)	(47,357,563)	(2,703,412,285)
Retirement Class	(1,454,011)	(93,075,687)	(2,218,118)	(129,614,055)
Total redemptions	(28,968,579)	(1,879,274,908)	(51,650,219)	(2,953,167,397)
Net increase (decrease) from shareholder transactions	3,034,661	$180,584,619	2,809,407	$ 153,453,815

	Six Months Ended 4/30/25		Year Ended 10/31/24
Large Cap Value Index	Shares	Amount	Shares	Amount
Subscriptions:
Class I	718,938	$18,858,210	1,817,612	$ 43,377,219
Class R6	34,873,907	897,616,888	83,435,239	2,041,104,339
Retirement Class	219,385	5,831,997	1,757,670	42,787,393
Total subscriptions	35,812,230	922,307,095	87,010,521	2,127,268,951
Reinvestments of distributions:
Class I	109,647	2,958,285	225,656	4,971,211
Class R6	8,474,586	228,474,850	13,177,844	290,044,357
Retirement Class	1,355,548	37,372,471	2,868,981	64,523,389
Total reinvestments of distributions	9,939,781	268,805,606	16,272,481	359,538,957
Redemptions:
Class I	(776,306)	(20,426,649)	(2,723,876)	(65,473,466)
Class R6	(39,982,045)	(1,041,554,832)	(54,940,977)	(1,325,436,782)
Retirement Class	(7,834,331)	(210,483,897)	(10,628,146)	(268,105,354)
Total redemptions	(48,592,682)	(1,272,465,378)	(68,292,999)	(1,659,015,602)
Net increase (decrease) from shareholder transactions	(2,840,671)	$(81,352,677)	34,990,003	$ 827,792,306

183

Notes to Financial Statements (continued)

	Six Months Ended 4/30/25		Year Ended 10/31/24
S&P 500 Index	Shares	Amount	Shares	Amount
Subscriptions:
Class I	591,938	$37,950,427	896,768	$ 51,301,496
Class R6	7,675,572	484,253,662	11,800,709	689,107,336
Retirement Class	2,775,628	174,052,109	5,363,012	299,687,204
Total subscriptions	11,043,138	696,256,198	18,060,489	1,040,096,036
Reinvestments of distributions:
Class I	37,009	2,450,380	40,879	2,049,265
Class R6	1,726,465	114,481,893	1,815,430	91,152,761
Retirement Class	611,908	40,275,761	596,783	29,749,657
Total reinvestments of distributions	2,375,382	157,208,034	2,453,092	122,951,683
Redemptions:
Class I	(527,993)	(33,713,360)	(1,057,478)	(60,254,582)
Class R6	(13,023,075)	(832,231,642)	(15,496,112)	(881,118,384)
Retirement Class	(1,978,789)	(125,770,359)	(2,981,112)	(165,533,997)
Total redemptions	(15,529,857)	(991,715,361)	(19,534,702)	(1,106,906,963)
Net increase (decrease) from shareholder transactions	(2,111,337)	$(138,251,129)	978,879	$ 56,140,756

	Six Months Ended 4/30/25		Year Ended 10/31/24
Small Cap Blend Index	Shares	Amount	Shares	Amount
Subscriptions:
Class I	271,045	$6,625,401	863,317	$ 19,243,708
Class R6	6,465,694	150,777,528	16,511,596	368,817,640
Retirement Class	448,840	10,393,454	1,007,663	23,457,661
Total subscriptions	7,185,579	167,796,383	18,382,576	411,519,009
Reinvestments of distributions:
Class I	60,459	1,551,371	21,100	443,303
Class R6	6,994,698	179,833,692	3,850,961	81,024,223
Retirement Class	1,571,022	40,642,345	874,471	18,512,544
Total reinvestments of distributions	8,626,179	222,027,408	4,746,532	99,980,070
Redemptions:
Class I	(412,648)	(8,714,883)	(572,874)	(13,202,285)
Class R6	(14,034,346)	(311,950,690)	(21,299,733)	(491,623,508)
Retirement Class	(2,246,767)	(54,312,811)	(5,072,452)	(116,311,422)
Total redemptions	(16,693,761)	(374,978,384)	(26,945,059)	(621,137,215)
Net increase (decrease) from shareholder transactions	(882,003)	$14,845,407	(3,815,951)	$ (109,638,136)

	Six Months Ended 4/30/25		Year Ended 10/31/24
Emerging Markets Equity Index	Shares	Amount	Shares	Amount
Subscriptions:
Class A	587,102	$6,535,186	942,786	$ 10,252,635
Class I	5,496	61,398	127,717	1,355,088
Premier Class	53,354	592,153	197,352	2,078,810
Class R6	9,677,219	107,958,120	14,862,939	159,994,476
Retirement Class	4,149,096	45,963,331	10,646,687	115,116,605
Class W	52,295,233	584,449,121	88,664,938	958,523,617
Total subscriptions	66,767,500	745,559,309	115,442,419	1,247,321,231
Reinvestments of distributions:
Class A	34,935	386,380	47,794	472,208
Class I	11,048	122,854	14,385	142,845
Premier Class	18,654	206,686	25,930	256,445
Class R6	3,352,081	37,141,057	3,556,482	35,209,172
Retirement Class	1,870,094	20,627,137	1,783,735	17,569,792
Class W	13,341,193	148,087,246	12,749,850	126,351,017
Total reinvestments of distributions	18,628,005	206,571,360	18,178,176	180,001,479
Redemptions:
Class A	(659,724)	(7,369,298)	(1,258,146)	(13,631,299)
Class I	(33,623)	(380,143)	(196,003)	(2,064,704)
Premier Class	(46,005)	(517,760)	(426,148)	(4,861,063)
Class R6	(6,226,330)	(69,057,954)	(10,768,719)	(116,109,090)
Retirement Class	(556,925)	(6,125,811)	(1,157,062)	(12,120,214)
Class W	(54,852,423)	(608,503,104)	(49,676,952)	(541,498,241)
Total redemptions	(62,375,030)	(691,954,070)	(63,483,030)	(690,284,611)
Net increase (decrease) from shareholder transactions	23,020,475	$260,176,599	70,137,565	$ 737,038,099

184

	Six Months Ended 4/30/25		Year Ended 10/31/24
International Equity Index	Shares	Amount	Shares	Amount
Subscriptions:
Class I	1,452,138	$33,599,886	4,724,391	$ 103,492,579
Premier Class	459,606	10,620,195	1,611,816	36,384,051
Class R6	48,352,519	1,113,170,853	161,336,680	3,761,743,231
Retirement Class	4,281,407	101,646,146	10,986,979	261,006,183
Class W	40,961,324	946,045,710	58,809,490	1,327,108,831
Total subscriptions	95,506,994	2,205,082,790	237,469,356	5,489,734,875
Reinvestments of distributions:
Class I	232,436	5,341,368	736,710	15,419,337
Premier Class	193,245	4,434,973	210,592	4,403,485
Class R6	18,984,589	436,265,853	16,070,945	336,525,588
Retirement Class	1,906,591	45,014,620	1,745,096	37,519,557
Class W	14,126,546	324,769,297	13,701,259	287,041,379
Total reinvestments of distributions	35,443,407	815,826,111	32,464,602	680,909,346
Redemptions:
Class I	(2,135,394)	(48,752,077)	(21,456,499)	(470,825,932)
Premier Class	(787,077)	(18,649,296)	(1,896,029)	(43,929,898)
Class R6	(47,195,514)	(1,108,702,130)	(50,623,810)	(1,152,485,483)
Retirement Class	(1,715,226)	(41,355,216)	(3,205,247)	(73,082,270)
Class W	(52,104,120)	(1,232,658,083)	(44,872,897)	(1,029,429,097)
Total redemptions	(103,937,331)	(2,450,116,802)	(122,054,482)	(2,769,752,680)
Net increase (decrease) from shareholder transactions	27,013,070	$570,792,099	147,879,476	$ 3,400,891,541

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Index	$21,995,756,504	$27,498,741,599	$(1,597,938,635)	$25,900,802,964
Large Cap Growth Index	5,158,349,042	9,608,730,796	(213,921,558)	9,394,809,238
Large Cap Value Index	7,158,892,481	3,762,829,351	(622,819,408)	3,140,009,943
S&P 500 Index	3,786,707,763	6,666,915,548	(209,635,412)	6,457,280,136
Small Cap Blend Index	2,414,950,022	1,209,838,317	(595,994,532)	613,843,785
Emerging Markets Equity Index	5,883,720,210	2,054,113,736	(655,454,028)	1,398,659,708
International Equity Index	22,127,448,626	8,816,671,095	(1,408,664,329)	7,408,006,766

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Equity Index	$632,248,628	$14,137,202	$27,628,698,657	$–	$–	$–	$28,275,084,487
Large Cap Growth Index	124,330,463	356,374,226	9,647,356,304	–	–	(761,946)	10,127,299,047
Large Cap Value Index	178,324,325	89,340,355	3,494,213,933	–	–	(778,977)	3,761,099,636
S&P 500 Index	120,022,155	11,867,701	6,769,414,458	–	–	(897,697)	6,900,406,617
Small Cap Blend Index	56,314,286	154,501,384	977,240,001	–	–	(427,622)	1,187,628,049
Emerging Markets Equity Index	189,780,183	–	1,170,555,670	(954,605,967)	–	(236,997)	405,492,889
International Equity Index	766,072,064	–	4,942,415,094	(1,079,723,594)	–	(1,524,989)	4,627,238,575

185

Notes to Financial Statements (continued)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
Equity Index	$–	$–	$–
Large Cap Growth Index	–	–	–
Large Cap Value Index	–	–	–
S&P 500 Index	–	–	–
Small Cap Blend Index	–	–	–
Emerging Markets Equity Index	209,930,810	744,675,157	954,605,967
International Equity Index	243,075,188	836,648,406	1,079,723,594

8.	Investment Adviser and Other Transactions with Affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.

Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b- 1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.

The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The investment management fee and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:

	Investment Management Fee	Maximum Expense Amounts‡
Fund		Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Equity Index	0.040%	0.440%	0.240%	0.240%	0.090%	0.340%	0.090%
Large Cap Growth Index	0.040%	–	0.240	–	0.090	0.340	–
Large Cap Value Index	0.040%	–	0.240	–	0.090	0.340	–
S&P 500 Index	0.040%	–	0.240	–	0.090	0.340	–
Small Cap Blend Index	0.040%	–	0.240	–	0.090	0.340	–
Emerging Markets Equity Index	0.100%	0.560	0.360	0.360	0.210	0.460	0.210
International Equity Index	0.040%	–	0.300	0.300	0.150	0.400	0.150

‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2026. The reimbursement arrangements can only be changed with the approval of the Board.

186

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross- trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized Gain (Loss)
Equity Index	$434,879,449	$60,577,129	$15,428,266
Large Cap Growth Index	204,184,189	26,389,266	(849,516)
Large Cap Value Index	17,273,108	65,254,060	11,248,946
S&P 500 Index	4,053,504	105,369,770	24,994,879
Small Cap Blend Index	817,531	1,979,169	24,732
Emerging Markets Equity Index	1,664,787	4,097,257	(5,290,722)
International Equity Index	235,312,458	12,030,659	(1,166,306)

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected	Paid to Financial Intermediaries
Equity Index	$9,272	$8,108
Large Cap Growth Index	—	—
Large Cap Value Index	—	—
S&P 500 Index	—	—
Small Cap Blend Index	—	—
Emerging Markets Equity Index	—	—
International Equity Index	—	—

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of the end of the current fiscal period:

Underlying Fund	Nuveen Lifecycle Index Funds	TIAA Access	Total
Equity Index	60%	1%	61%
Large Cap Growth Index	–	5	5
Large Cap Value Index	–	7	7
S&P 500 Index	–	10	10
Small Cap Blend Index	–	19	19
Emerging Markets Equity Index	68	1	69
International Equity Index	37	5	42

9.	Emerging Markets Risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

10.	Inter-Fund Lending Program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.

187

Notes to Financial Statements (continued)

11.	Line of Credit

During June 2024, the Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

There were no borrowings under this credit facility by the Funds during the current fiscal period.

188

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3

Portfolio of Investments April 30, 2025

Emerging Markets Debt

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 96.9%

		BANK LOAN OBLIGATIONS - 0.7%

		PUERTO RICO - 0.7%

$1,840,000	(a)	Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%)	7.436%	10/15/29	$1,820,450

2,000,000	(a)	Coral-US Co-Borrower, LLC, Term Loan B7, (TSFR3M + 3.250%)	7.506	01/30/32	1,963,570

		TOTAL PUERTO RICO			3,784,020

		TOTAL BANK LOAN OBLIGATIONS (Cost $3,820,857)			3,784,020

SHARES		DESCRIPTION			VALUE

		COMMON STOCKS - 0.9%

		BRAZIL - 0.0%

79,524	(b)	Oi S.A.			7,987

		TOTAL BRAZIL			7,987

		MEXICO - 0.9%

265,589	(b)	Grupo Aeromexico SAB de C.V.			4,401,542

		TOTAL MEXICO			4,401,542

		TOTAL COMMON STOCKS (Cost $5,051,962)			4,409,529

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 45.3%

		ANGOLA - 0.1%

650,000	(c)	Azule Energy Finance PLC	8.125	01/23/30	626,600

		TOTAL ANGOLA			626,600

		ARGENTINA - 0.7%

1,500,000	(c)	YPF S.A.	6.950	07/21/27	1,470,567

2,000,000	(c)	YPF S.A.	8.250	01/17/34	1,940,155

		TOTAL ARGENTINA			3,410,722

		AUSTRALIA - 0.5%

1,725,000		AngloGold Ashanti Holdings plc	3.375	11/01/28	1,642,025

925,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	861,528

		TOTAL AUSTRALIA			2,503,553

		BRAZIL - 3.8%

1,082,000	(c)	Ambipar Lux Sarl	9.875	02/06/31	1,038,490

1,500,000	(c)	Banco Bradesco S.A.	6.500	01/22/30	1,555,980

2,200,000	(c)	Embraer Netherlands Finance BV	7.000	07/28/30	2,342,934

1,100,000	(c)	Itau Unibanco Holding S.A.	6.000	02/27/30	1,125,905

2,250,000	(c),(d),(e)	Itau Unibanco Holding S.A.	7.562	N/A	2,247,803

725,000	(c),(f)	LD Celulose International GmbH	7.950	01/26/32	744,847

1,600,000	(c)	Minerva Luxembourg S.A.	8.875	09/13/33	1,706,685

193,767	(c)	Oi S.A.,	10.000	06/30/27	156,951

1,500,000		Petrobras Global Finance BV	6.900	03/19/49	1,399,260

1,800,000	(c)	Raizen Fuels Finance S.A.	5.700	01/17/35	1,678,320

1,112,000	(c)	Rio Oil Finance Trust	8.200	04/06/28	1,128,812

2,000,000	(c)	Rumo Luxembourg Sarl	4.200	01/18/32	1,751,500

875,000	(c)	Sitios Latinoamerica SAB de C.V.	6.000	11/25/29	877,931

1,880,000		Vale Overseas Ltd	6.400	06/28/54	1,815,774

		TOTAL BRAZIL			19,571,192

		CHILE - 3.9%

1,300,000	(c),(f)	AES Andes S.A.	6.250	03/14/32	1,299,747

1,075,000	(c)	AES Andes S.A.	8.150	06/10/55	1,095,424

2,371,311	(c)	Alfa Desarrollo S.p.A	4.550	09/27/51	1,743,473

2,100,000	(c),(d),(e)	Banco de Credito e Inversiones S.A.	7.500	N/A	2,043,111

1,600,000	(c),(d),(e)	Banco del Estado de Chile	7.950	N/A	1,654,581

900,000	(c)	Celulosa Arauco y Constitucion S.A.	6.180	05/05/32	900,000

1,500,000	(c)	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	1,237,898

1,050,818	(c)	Chile Electricity Lux Mpc II Sarl	5.580	10/20/35	1,043,725

2,250,000	(c)	Cia Cervecerias Unidas S.A.	3.350	01/19/32	1,983,803

1,175,000	(c)	Corp Nacional del Cobre de Chile	5.950	01/08/34	1,192,555

4	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CHILE (continued)

$850,000	(c)	Corp Nacional del Cobre de Chile	6.440%	01/26/36	$880,717

2,150,000	(c)	Corp Nacional del Cobre de Chile	4.375	02/05/49	1,597,901

1,500,000	(c)	Embotelladora Andina S.A.	3.950	01/21/50	1,110,000

2,000,000	(c),(f)	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	1,167,500

1,000,000	(c)	Empresa Nacional del Petroleo	3.450	09/16/31	875,982

		TOTAL CHILE			19,826,417

		CHINA - 0.3%

1,500,000	(c)	Lenovo Group Ltd	3.421	11/02/30	1,378,820

		TOTAL CHINA			1,378,820

		COLOMBIA - 2.0%

1,000,000	(e)	Bancolombia S.A.	8.625	12/24/34	1,037,781

875,000		Ecopetrol S.A.	4.625	11/02/31	714,653

1,000,000		Ecopetrol S.A.	8.875	01/13/33	1,000,953

2,000,000		Ecopetrol S.A.	5.875	11/02/51	1,277,420

2,000,000	(c)	Empresas Publicas de Medellin ESP	4.250	07/18/29	1,804,205

1,000,000	(c)	Empresas Publicas de Medellin ESP	4.375	02/15/31	861,233

1,000,000	(c)	EnfraGen Energia Sur S.A.	5.375	12/30/30	859,610

1,050,000	(c)	Gran Tierra Energy, Inc	9.500	10/15/29	816,447

2,075,000	(c)	Grupo Aval Ltd	4.375	02/04/30	1,826,015

		TOTAL COLOMBIA			10,198,317

		COSTA RICA - 0.7%

1,672,138	(c)	Autopistas del Sol S.A.	7.375	12/30/30	1,637,023

1,800,000	(c)	Liberty Costa Rica Senior Secured Finance	10.875	01/15/31	1,908,378

		TOTAL COSTA RICA			3,545,401

		DOMINICAN REPUBLIC - 0.7%

2,100,000	(c)	Aeropuertos Dominicanos Siglo XXI S.A.	7.000	06/30/34	2,132,802

1,500,000	(c)	AES Andres BV	5.700	05/04/28	1,421,250

		TOTAL DOMINICAN REPUBLIC			3,554,052

		GHANA - 0.6%

1,100,000	(c)	Kosmos Energy Ltd	7.500	03/01/28	934,797

1,075,000	(c),(f)	Kosmos Energy Ltd	8.750	10/01/31	866,590

1,653,000	(c)	Tullow Oil plc	10.250	05/15/26	1,300,498

		TOTAL GHANA			3,101,885

		GUATEMALA - 0.7%

500,000	(c)	CT Trust	5.125	02/03/32	455,214

1,650,000	(c)	Investment Energy Resources Ltd	6.250	04/26/29	1,573,860

1,550,000	(c)	Millicom International Cellular S.A.	7.375	04/02/32	1,568,561

		TOTAL GUATEMALA			3,597,635

		INDIA - 3.7%

2,100,000	(c),(f)	Adani Ports & Special Economic Zone Ltd	4.375	07/03/29	1,906,348

1,800,000	(c)	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	1,448,166

735,704	(c)	Azure Power Energy Ltd	3.575	08/19/26	691,562

1,710,188	(c)	Continuum Green Energy India Pvt	7.500	06/26/33	1,714,542

2,050,000	(c)	IRB Infrastructure Developers Ltd	7.110	03/11/32	2,006,497

2,225,000	(c)	Muthoot Finance Ltd	6.375	04/23/29	2,152,121

2,500,000	(c),(d)	Network i2i Ltd	3.975	N/A	2,444,428

2,700,000	(c)	ReNew Wind Energy AP2	4.500	07/14/28	2,502,417

2,100,000	(c),(f)	Shriram Finance Ltd	6.150	04/03/28	2,063,719

2,000,000	(d)	UPL Corp Ltd	5.250	N/A	1,908,080

		TOTAL INDIA			18,837,880

		INDONESIA - 2.5%

2,000,000	(d)	Bank Negara Indonesia Persero Tbk PT	4.300	N/A	1,880,108

1,085,000	(c)	Freeport Indonesia PT	5.315	04/14/32	1,071,118

1,800,000	(c)	Indika Energy Tbk PT	8.750	05/07/29	1,676,883

1,500,000	(c)	Medco Laurel Tree Pte Ltd	6.950	11/12/28	1,469,991

1,500,000	(c)	Medco Maple Tree Pte Ltd	8.960	04/27/29	1,538,436

1,250,000	(c)	Pertamina Persero PT	4.700	07/30/49	1,001,561

1,000,000	(c)	Perusahaan Listrik Negara PT	5.250	10/24/42	876,250

2,000,000	(c)	Perusahaan Listrik Negara PT	6.150	05/21/48	1,921,396

See Notes to Financial Statements	5

Portfolio of Investments April 30, 2025 (continued)

Emerging Markets Debt

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDONESIA (continued)

$1,480,950	(c)	Sorik Marapi Geothermal Power PT	7.750%	08/05/31	$1,440,224

		TOTAL INDONESIA			12,875,967

		ISRAEL - 1.7%

3,000,000	(c),(e)	Bank Hapoalim BM	3.255	01/21/32	2,862,600

1,641,000	(c)	Energean Israel Finance Ltd	5.375	03/30/28	1,545,822

485,000	(c)	Energean Israel Finance Ltd	8.500	09/30/33	485,655

2,000,000	(c)	Israel Chemicals Ltd	6.375	05/31/38	2,003,156

1,800,000	(c)	Leviathan Bond Ltd	6.750	06/30/30	1,739,297

		TOTAL ISRAEL			8,636,530

		JAMAICA - 0.3%

1,400,000	(c)	Kingston Airport Revenue Finance Ltd	6.750	12/15/36	1,383,900

		TOTAL JAMAICA			1,383,900

		KAZAKHSTAN - 1.3%

1,300,000	(c)	Development Bank of Kazakhstan JSC	5.500	04/15/27	1,306,096

1,550,000	(c)	KazMunayGas National Co JSC	6.375	10/24/48	1,376,338

2,225,000	(c)	QazaqGaz NC JSC	4.375	09/26/27	2,141,077

1,000,000	(c)	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	980,525

1,000,000	(c)	Tengizchevroil Finance Co International Ltd	3.250	08/15/30	871,698

		TOTAL KAZAKHSTAN			6,675,734

		KOREA, REPUBLIC OF - 0.3%

1,550,000	(c),(g)	POSCO Holdings, Inc	5.125	05/07/30	1,547,712

		TOTAL KOREA, REPUBLIC OF			1,547,712

		MACAU - 0.4%

200,000	(c),(f)	MGM China Holdings Ltd	7.125	06/26/31	200,846

2,000,000		Sands China Ltd	3.250	08/08/31	1,704,642

		TOTAL MACAU			1,905,488

		MALAYSIA - 0.5%

1,320,000	(c)	Petronas Capital Ltd	5.340	04/03/35	1,341,007

1,300,000	(c)	Petronas Capital Ltd	5.848	04/03/55	1,292,470

		TOTAL MALAYSIA			2,633,477

		MAURITIUS - 0.2%

1,000,000	(c)	WLB Asset VI Pte Ltd	7.250	12/21/27	1,039,970

		TOTAL MAURITIUS			1,039,970

		MEXICO - 6.5%

1,600,000	(c),(d),(e)	Banco Mercantil del Norte S.A.	8.375	N/A	1,575,083

850,000	(c)	Banco Nacional de Comercio Exterior SNC	5.875	05/07/30	846,192

1,500,000	(c)	Banco Nacional de Comercio Exterior SNC	2.720	08/11/31	1,409,862

2,000,000	(c),(e)	BBVA Bancomer S.A.	5.125	01/18/33	1,892,608

1,100,000	(c),(e)	BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico	7.625	02/11/35	1,105,500

360,000	(c)	Comision Federal de Electricidad	6.125	06/16/45	304,650

1,640,000	(c),(f)	Comision Federal de Electricidad	6.264	02/15/52	1,386,260

1,988,501	(c)	FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple	7.250	01/31/41	1,972,593

375,000	(c)	Gruma SAB de C.V.	5.390	12/09/34	370,500

775,000	(c)	Gruma SAB de C.V.	5.761	12/09/54	720,750

2,100,000	(c)	Grupo Aeromexico SAB de C.V.	8.625	11/15/31	1,943,026

2,500,000	(c)	Mexico Remittances Funding Fiduciary Estate Management Sarl	12.500	10/15/31	2,456,250

3,800,000	(c),(f)	Nemak SAB de C.V.	3.625	06/28/31	3,060,321

960,000	(c),(g)	Orbia Advance Corp SAB de C.V.	6.800	05/13/30	959,357

4,647,000		Petroleos Mexicanos	6.840	01/23/30	4,139,245

6,419,000		Petroleos Mexicanos	6.700	02/16/32	5,502,115

2,000,000		Petroleos Mexicanos	5.625	01/23/46	1,259,492

2,075,000		Petroleos Mexicanos	6.350	02/12/48	1,339,725

1,500,000		Petroleos Mexicanos	6.950	01/28/60	999,292

		TOTAL MEXICO			33,242,821

		MOROCCO - 0.8%

500,000	(c)	OCP S.A.	6.100	04/30/30	500,326

1,200,000	(c)	OCP S.A.	6.700	03/01/36	1,187,499

3,000,000	(c)	OCP S.A.	5.125	06/23/51	2,197,500

		TOTAL MOROCCO			3,885,325

		NIGERIA - 0.5%

1,000,000	(c)	IHS Holding Ltd	6.250	11/29/28	949,938

6	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NIGERIA (continued)

$1,900,000	(c)	IHS Holding Ltd	7.875%	05/29/30	$1,831,632

		TOTAL NIGERIA			2,781,570

		PANAMA - 1.0%

2,000,000	(c)	Aeropuerto Internacional de Tocumen S.A.	5.125	08/11/61	1,334,291

2,000,000	(c)	Banco Nacional de Panama	2.500	08/11/30	1,638,879

1,000,000	(c)	Empresa de Transmision Electrica S.A.	5.125	05/02/49	720,000

200,000	(c)	Sable International Finance Ltd	7.125	10/15/32	196,520

1,378,884	(c)	UEP Penonome II S.A.	6.500	10/01/38	1,227,207

		TOTAL PANAMA			5,116,897

		PERU - 2.0%

1,050,000	(c)	Banco BBVA Peru S.A.	6.200	06/07/34	1,066,107

1,500,000	(c)	Banco Internacional del Peru SAA Interbank	6.397	04/30/35	1,524,450

1,500,000	(c)	Cia de Minas Buenaventura SAA	6.800	02/04/32	1,488,765

825,000	(c)	Hunt Oil Co of Peru LLC Sucursal Del Peru	8.550	09/18/33	919,621

1,200,000	(c),(g)	Hunt Oil Co of Peru LLC Sucursal Del Peru	7.750	11/05/38	1,237,500

773,360	(c)	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	717,448

1,400,000	(c)	Niagara Energy SAC	5.746	10/03/34	1,383,726

2,750,000	(c)	Petroleos del Peru S.A.	5.625	06/19/47	1,686,052

		TOTAL PERU			10,023,669

		QATAR - 0.3%

2,000,000	(c)	Qatar Petroleum	3.300	07/12/51	1,348,616

		TOTAL QATAR			1,348,616

		SAUDI ARABIA - 1.0%

2,500,000	(c)	EIG Pearl Holdings Sarl	4.387	11/30/46	1,932,010

1,000,000	(c)	Ma’aden Sukuk Ltd	5.250	02/13/30	1,016,191

1,250,000	(c)	Saudi Arabian Oil Co	4.375	04/16/49	985,994

1,500,000	(c)	Saudi Arabian Oil Co	3.250	11/24/50	961,704

		TOTAL SAUDI ARABIA			4,895,899

		SOUTH AFRICA - 2.3%

800,000	(d),(e)	Absa Group Ltd	6.375	N/A	793,279

2,875,000	(c)	Eskom Holdings SOC Ltd	6.350	08/10/28	2,835,555

4,600,000	(c)	Eskom Holdings SOC Ltd	8.450	08/10/28	4,692,000

1,500,000	(c)	MTN Mauritius Investment Ltd	6.500	10/13/26	1,507,500

2,000,000	(c)	Transnet SOC Ltd	8.250	02/06/28	2,012,750

		TOTAL SOUTH AFRICA			11,841,084

		SUPRANATIONAL - 0.3%

1,500,000	(c)	Banque Ouest Africaine de Developpement	8.200	02/13/55	1,489,591

		TOTAL SUPRANATIONAL			1,489,591

		THAILAND - 0.3%

1,700,000	(c),(f)	Bangkok Bank PCL	3.466	09/23/36	1,495,236

		TOTAL THAILAND			1,495,236

		TOGO - 0.3%

1,600,000	(c)	Ecobank Transnational, Inc	10.125	10/15/29	1,654,400

		TOTAL TOGO			1,654,400

		TRINIDAD AND TOBAGO - 0.1%

850,000	(c)	National Gas Company of Trinidad and Tobago Limited	6.050	01/15/36	768,239

		TOTAL TRINIDAD AND TOBAGO			768,239

		TURKEY - 3.2%

1,750,000	(c)	Akbank TAS	7.498	01/20/30	1,750,000

2,500,000	(c)	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	06/29/28	2,210,460

1,500,000	(c)	Ford Otomotiv Sanayi AS.	7.125	04/25/29	1,484,850

2,300,000	(c)	Limak Cimento Sanayi ve Ticaret AS.	9.750	07/25/29	2,254,343

1,400,000	(c)	Sisecam UK plc	8.625	05/02/32	1,384,558

1,990,000	(c)	Turkcell Iletisim Hizmetleri AS.	7.650	01/24/32	1,990,724

1,875,000	(c)	Ulker Biskuvi Sanayi AS.	7.875	07/08/31	1,874,550

1,300,000	(c)	Yapi ve Kredi Bankasi AS.	7.250	03/03/30	1,280,793

See Notes to Financial Statements	7

Portfolio of Investments April 30, 2025 (continued)

Emerging Markets Debt

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TURKEY (continued)

$2,000,000	(c)	Yapi ve Kredi Bankasi AS.	9.250%	01/17/34	$2,045,750

		TOTAL TURKEY			16,276,028

		UKRAINE - 0.4%

2,335,120	(c)	NAK Naftogaz Ukraine via Kondor Finance plc,	7.625	11/08/28	1,815,556

		TOTAL UKRAINE			1,815,556

		UNITED ARAB EMIRATES - 0.9%

1,500,000	(c)	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,328,122

1,474,300	(c)	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	1,298,139

2,305,600	(c)	Sweihan PV Power Co PJSC	3.625	01/31/49	1,890,645

		TOTAL UNITED ARAB EMIRATES			4,516,906

		UNITED KINGDOM - 0.3%

1,500,000	(c),(d),(e)	Standard Chartered plc	7.625	N/A	1,475,388

		TOTAL UNITED KINGDOM			1,475,388

		ZAMBIA - 0.2%

1,265,000	(c)	First Quantum Minerals Ltd	8.000	03/01/33	1,251,564

		TOTAL ZAMBIA			1,251,564

		TOTAL CORPORATE BONDS (Cost $246,175,313)			230,730,041

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 49.5%

		ANGOLA - 1.1%

2,250,000	(c)	Angolan Government International Bond	8.250	05/09/28	1,908,225

1,250,000	(c)	Angolan Government International Bond	8.000	11/26/29	996,200

1,750,000	(c)	Angolan Government International Bond	8.750	04/14/32	1,372,700

1,950,000	(c),(f)	Angolan Government International Bond	9.375	05/08/48	1,366,638

		TOTAL ANGOLA			5,643,763

		ARGENTINA - 2.1%

1,452,000		Argentina Republic Government International Bond (Step Bond)	0.750	07/09/30	1,110,780

4,050,000		Argentine Republic Government International Bond	5.000	01/09/38	2,819,759

7,734,989		Argentine Republic Government International Bond (Step Bond)	4.125	07/09/35	5,158,339

2,775,637	(c)	Provincia de Buenos Aires (Step Bond)	6.625	09/01/37	1,859,677

		TOTAL ARGENTINA			10,948,555

		AZERBAIJAN - 0.4%

2,300,000	(c)	Republic of Azerbaijan International Bond	3.500	09/01/32	2,007,900

		TOTAL AZERBAIJAN			2,007,900

		BAHRAIN - 0.3%

1,500,000	(c)	Bahrain Government International Bond	7.500	09/20/47	1,448,190

		TOTAL BAHRAIN			1,448,190

		BARBADOS - 0.3%

1,835,820	(c)	Barbados Government International Bond	6.500	10/01/29	1,737,604

		TOTAL BARBADOS			1,737,604

		BENIN - 0.6%

1,025,000	(c),(h)	Benin Government International Bond	7.960	02/13/38	922,100

1,250,000	(c)	Benin Government International Bond	8.375	01/23/41	1,142,500

EUR 1,125,000	(c)	Benin Government International Bond	6.875	01/19/52	995,535

		TOTAL BENIN			3,060,135

		BRAZIL - 1.7%

BRL 10,282,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	1,715,096

BRL 10,975,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/31	1,654,344

1,910,000		Brazilian Government International Bond	6.000	10/20/33	1,881,245

1,100,000		Brazilian Government International Bond	5.000	01/27/45	835,765

1,400,000		Brazilian Government International Bond	4.750	01/14/50	983,952

1,475,000		Brazilian Government International Bond	7.125	05/13/54	1,397,222

		TOTAL BRAZIL			8,467,624

		CAMEROON - 0.2%

EUR 1,000,000	(c)	Republic of Cameroon International Bond	5.950	07/07/32	827,006

		TOTAL CAMEROON			827,006

		CHILE - 0.4%

CLP 1,270,000,000	(c)	Bonos de la Tesoreria de la Republica en pesos	5.000	10/01/28	1,330,734

8	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CHILE (continued)

CLP 700,000,000	(c)	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/01/29	$750,593

		TOTAL CHILE			2,081,327

		COLOMBIA - 2.2%

$1,050,000		Colombia Government International Bond	3.125	04/15/31	844,086

1,000,000		Colombia Government International Bond	3.250	04/22/32	770,453

500,000		Colombia Government International Bond	7.500	02/02/34	486,732

1,525,000		Colombia Government International Bond	8.000	11/14/35	1,495,355

1,500,000	(h)	Colombia Government International Bond	7.750	11/07/36	1,428,837

3,550,000		Colombia Government International Bond	5.625	02/26/44	2,530,420

950,000		Colombia Government International Bond	5.200	05/15/49	613,237

COP 3,180,000,000		Colombian TES	7.750	09/18/30	653,997

COP 7,080,000,000		Colombian TES	7.000	06/30/32	1,300,837

COP 6,600,000,000		Colombian TES	6.250	07/09/36	998,241

		TOTAL COLOMBIA			11,122,195

		COSTA RICA - 0.6%

1,050,000	(c)	Costa Rica Government International Bond	6.550	04/03/34	1,073,100

2,500,000	(c)	Costa Rica Government International Bond	5.625	04/30/43	2,215,317

		TOTAL COSTA RICA			3,288,417

		COTE D’IVOIRE - 0.9%

1,500,000	(c)	Ivory Coast Government International Bond	8.450	04/01/36	1,386,519

2,337,030	(c)	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	2,147,263

1,050,000	(c)	Ivory Coast Government International Bond (Step Bond)	8.250	01/30/37	964,129

		TOTAL COTE D’IVOIRE			4,497,911

		CZECH REPUBLIC - 0.3%

CZK 38,750,000		Czech Republic Government Bond	1.750	06/23/32	1,535,065

		TOTAL CZECH REPUBLIC			1,535,065

		DOMINICAN REPUBLIC - 1.5%

DOP 57,200,000	(c)	Dominican Republic Government International Bond	10.375	01/11/30	983,931

700,000	(c)	Dominican Republic Government International Bond	7.050	02/03/31	720,405

4,000,000	(c)	Dominican Republic Government International Bond	4.875	09/23/32	3,587,000

1,585,000	(c)	Dominican Republic Government International Bond	7.450	04/30/44	1,620,742

650,000	(c)	Dominican Republic Government International Bond	5.875	01/30/60	534,333

		TOTAL DOMINICAN REPUBLIC			7,446,411

		ECUADOR - 0.9%

1,609,600	(c)	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	1,201,728

4,637,020	(c)	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	2,779,009

820,000	(c)	Ecuador Government International Bond (Step Bond)	5.000	07/31/40	427,532

		TOTAL ECUADOR			4,408,269

		EGYPT - 2.0%

850,000	(c)	Egypt Government International Bond	5.800	09/30/27	800,105

1,725,000	(c)	Egypt Government International Bond	7.600	03/01/29	1,621,500

1,500,000	(c)	Egypt Government International Bond	8.625	02/04/30	1,430,880

3,200,000	(c)	Egypt Government International Bond	7.053	01/15/32	2,672,000

4,075,000	(c)	Egypt Government International Bond	8.500	01/31/47	2,956,494

1,000,000	(c)	Egypt Government International Bond	8.150	11/20/59	687,400

		TOTAL EGYPT			10,168,379

		EL SALVADOR - 0.5%

3,100,000	(c)	El Salvador Government International Bond	7.625	02/01/41	2,761,164

1,500,000	(c)	Republic of El Salvador	0.250	04/17/30	30,534

		TOTAL EL SALVADOR			2,791,698

		GHANA - 0.8%

3,481,164	(c)	Ghana Government International Bond	5.000	07/03/35	2,367,192

2,038,338	(c)	Ghana Government International Bond (Step Bond)	5.000	07/03/29	1,739,823

		TOTAL GHANA			4,107,015

		GUATEMALA - 0.6%

525,000	(c)	Guatemala Government Bond	4.900	06/01/30	505,969

2,000,000	(c)	Guatemala Government Bond	3.700	10/07/33	1,656,524

1,250,000	(c)	Guatemala Government International Bond	4.650	10/07/41	963,733

		TOTAL GUATEMALA			3,126,226

		HONDURAS - 0.5%

1,200,000	(c)	Honduras Government International Bond	5.625	06/24/30	1,092,600

See Notes to Financial Statements	9

Portfolio of Investments April 30, 2025 (continued)

Emerging Markets Debt

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HONDURAS (continued)

$1,575,000	(c)	Honduras Government International Bond	8.625%	11/27/34	$1,561,613

		TOTAL HONDURAS			2,654,213

		HUNGARY - 1.9%

HUF 135,000,000		Hungary Government International Bond	2.750	12/22/26	358,769

HUF 430,000,000		Hungary Government International Bond	4.500	03/23/28	1,150,316

1,900,000	(c)	Hungary Government International Bond	6.125	05/22/28	1,954,462

1,850,000	(c)	Hungary Government International Bond	5.250	06/16/29	1,848,150

2,825,000	(c)	Hungary Government International Bond	2.125	09/22/31	2,295,270

HUF 190,000,000		Hungary Government International Bond	4.750	11/24/32	473,212

750,000	(c)	Hungary Government International Bond	3.125	09/21/51	438,000

1,000,000	(c)	Magyar Export-Import Bank Zrt	6.125	12/04/27	1,017,867

		TOTAL HUNGARY			9,536,046

		INDIA - 0.5%

INR 106,400,000		India Government International Bond	7.180	08/14/33	1,321,054

INR 81,000,000		India Government International Bond	7.180	07/24/37	1,017,733

		TOTAL INDIA			2,338,787

		INDONESIA - 0.7%

IDR 26,640,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,632,287

IDR 31,870,000,000		Indonesia Treasury Bond	6.625	02/15/34	1,893,269

		TOTAL INDONESIA			3,525,556

		IRAQ - 0.3%

1,528,125	(c)	Iraq Government International Bond	5.800	01/15/28	1,480,943

		TOTAL IRAQ			1,480,943

		ISRAEL - 0.4%

2,000,000		Israel Government International Bond	5.375	02/19/30	2,018,540

		TOTAL ISRAEL			2,018,540

		JAMAICA - 0.8%

1,650,000		Jamaica Government International Bond	8.000	03/15/39	1,868,905

1,810,000		Jamaica Government International Bond	7.875	07/28/45	2,025,678

		TOTAL JAMAICA			3,894,583

		JORDAN - 0.4%

450,000	(c)	Jordan Government International Bond	7.500	01/13/29	448,297

2,000,000	(c)	Jordan Government International Bond	7.375	10/10/47	1,678,250

		TOTAL JORDAN			2,126,547

		KAZAKHSTAN - 0.2%

675,000	(c),(g)	Baiterek National Managing Holding JSC	5.450	05/08/28	672,054

KZT 205,000,000		Kazakhstan Government Bond-MEOKAM	13.850	06/24/25	396,719

		TOTAL KAZAKHSTAN			1,068,773

		KENYA - 0.7%

1,075,000	(c)	Kenya Government International Bond	7.250	02/28/28	1,010,500

1,700,000	(c)	Kenya Government International Bond	9.750	02/16/31	1,619,930

1,325,000	(c)	Kenya Government International Bond	8.250	02/28/48	989,168

		TOTAL KENYA			3,619,598

		LEBANON - 0.2%

3,200,000	(i)	Lebanon Government International Bond	6.250	11/04/25	547,376

3,800,000	(i)	Lebanon Government International Bond	6.850	03/23/27	650,370

		TOTAL LEBANON			1,197,746

		MALAYSIA - 0.5%

MYR 3,000,000		Malaysia Government International Bond	0.043	05/31/35	727,432

MYR 6,500,000		Malaysia Government International Bond	4.762	04/07/37	1,646,517

		TOTAL MALAYSIA			2,373,949

		MEXICO - 1.9%

MXN 33,440,000		Mexican Bonos	7.750	05/29/31	1,609,871

MXN 22,900,000	(h)	Mexican Bonos	7.750	11/23/34	1,052,953

MXN 29,900,000		Mexican Bonos	8.500	11/18/38	1,388,553

1,775,000		Mexico Government International Bond	6.000	05/07/36	1,690,631

2,250,000		Mexico Government International Bond	4.280	08/14/41	1,671,256

1,850,000		Mexico Government International Bond	4.400	02/12/52	1,242,956

10	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MEXICO (continued)

$1,300,000		Mexico Government International Bond	7.375%	05/13/55	$1,286,844

		TOTAL MEXICO			9,943,064

		MOROCCO - 0.2%

1,450,000	(c)	Morocco Government International Bond	5.500	12/11/42	1,263,284

		TOTAL MOROCCO			1,263,284

		NIGERIA - 1.5%

2,300,000	(c)	Nigeria Government International Bond	7.143	02/23/30	2,017,100

1,550,000	(c)	Nigeria Government International Bond	7.875	02/16/32	1,342,765

950,000	(c)	Nigeria Government International Bond	7.375	09/28/33	776,958

2,150,000	(c)	Nigeria Government International Bond	10.375	12/09/34	2,029,686

2,000,000	(c)	Nigeria Government International Bond	7.696	02/23/38	1,554,400

		TOTAL NIGERIA			7,720,909

		OMAN - 1.0%

1,575,000	(c)	Oman Government International Bond	5.375	03/08/27	1,584,419

2,700,000	(c)	Oman Government International Bond	6.500	03/08/47	2,678,821

1,025,000	(c)	Oman Government International Bond	6.750	01/17/48	1,036,000

		TOTAL OMAN			5,299,240

		PAKISTAN - 0.6%

875,000	(c)	Pakistan Government International Bond	7.375	04/08/31	689,660

1,815,000	(c)	Pakistan Government International Bond	8.875	04/08/51	1,288,650

1,500,000		Pakistan Water & Power Development Authority	7.500	06/04/31	1,076,400

		TOTAL PAKISTAN			3,054,710

		PANAMA - 0.9%

1,075,000		Panama Government International Bond	6.700	01/26/36	1,035,633

1,750,000		Panama Government International Bond	8.000	03/01/38	1,811,381

2,800,000		Panama Government International Bond	4.500	04/01/56	1,707,542

		TOTAL PANAMA			4,554,556

		PARAGUAY - 0.6%

1,375,000	(c)	Paraguay Government International Bond	2.739	01/29/33	1,155,000

525,000	(c)	Paraguay Government International Bond	6.100	08/11/44	492,844

1,050,000	(c)	Paraguay Government International Bond	5.600	03/13/48	920,241

350,000	(c)	Paraguay Government International Bond	6.650	03/04/55	346,062

		TOTAL PARAGUAY			2,914,147

		PERU - 1.2%

975,000		Peruvian Government International Bond	1.862	12/01/32	766,667

2,895,000		Peruvian Government International Bond	3.000	01/15/34	2,408,206

PEN 4,150,000	(c)	Peruvian Government International Bond	5.400	08/12/34	1,042,623

625,000		Peruvian Government International Bond	5.375	02/08/35	615,351

1,800,000		Peruvian Government International Bond	3.300	03/11/41	1,307,250

		TOTAL PERU			6,140,097

		PHILIPPINES - 0.5%

3,050,000		Philippine Government International Bond	4.200	03/29/47	2,484,957

		TOTAL PHILIPPINES			2,484,957

		POLAND - 2.2%

830,000	(c)	Bank Gospodarstwa Krajowego	5.375	05/22/33	835,425

1,500,000	(c)	Bank Gospodarstwa Krajowego	5.750	07/09/34	1,533,105

PLN 3,325,000		Republic of Poland Government International Bond	0.250	10/25/26	829,147

PLN 1,850,000		Republic of Poland Government International Bond	5.750	04/25/29	511,018

PLN 8,100,000		Republic of Poland Government International Bond	2.750	10/25/29	1,988,702

600,000		Republic of Poland Government International Bond	5.750	11/16/32	632,468

500,000		Republic of Poland Government International Bond	4.875	10/04/33	495,870

PLN 5,500,000		Republic of Poland Government International Bond	6.000	10/25/33	1,543,102

1,500,000		Republic of Poland Government International Bond	5.375	02/12/35	1,515,669

1,398,000		Republic of Poland Government International Bond	5.500	04/04/53	1,309,132

		TOTAL POLAND			11,193,638

		REPUBLIC OF SERBIA - 0.6%

2,650,000	(c)	Serbia Government International Bond	2.125	12/01/30	2,210,886

750,000	(c)	Serbia Government International Bond	6.500	09/26/33	773,543

		TOTAL REPUBLIC OF SERBIA			2,984,429

		ROMANIA - 2.0%

RON 4,250,000		Romanian Government International Bond	4.150	01/26/28	891,158

See Notes to Financial Statements	11

Portfolio of Investments April 30, 2025 (continued)

Emerging Markets Debt

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ROMANIA (continued)

$1,860,000	(c)	Romanian Government International Bond	5.875%	01/30/29	$1,842,674

350,000	(c)	Romanian Government International Bond	3.000	02/14/31	291,367

RON 6,025,000		Romanian Government International Bond	3.650	09/24/31	1,104,411

EUR 920,000	(c)	Romanian Government International Bond	5.250	05/30/32	997,369

1,160,000	(c)	Romanian Government International Bond	7.125	01/17/33	1,171,236

3,300,000	(c)	Romanian Government International Bond	5.750	03/24/35	2,924,526

1,400,000	(c)	Romanian Government International Bond	4.000	02/14/51	834,595

		TOTAL ROMANIA			10,057,336

		RWANDA - 0.5%

3,075,000	(c)	Rwanda International Government Bond	5.500	08/09/31	2,410,308

		TOTAL RWANDA			2,410,308

		SAUDI ARABIA - 1.3%

1,000,000	(c)	Saudi Government International Bond	5.375	01/13/31	1,029,005

1,250,000	(c)	Saudi Government International Bond	5.000	01/16/34	1,242,805

1,500,000	(c)	Saudi Government International Bond	5.625	01/13/35	1,552,194

1,000,000	(c)	Saudi Government International Bond	3.250	11/17/51	625,279

2,000,000	(c)	Saudi Government International Bond	3.750	01/21/55	1,349,616

1,500,000	(c)	Saudi Government International Bond	3.450	02/02/61	921,060

		TOTAL SAUDI ARABIA			6,719,959

		SENEGAL - 0.5%

1,000,000	(c)	Senegal Government International Bond	6.250	05/23/33	696,240

3,300,000	(c)	Senegal Government International Bond	6.750	03/13/48	1,997,325

		TOTAL SENEGAL			2,693,565

		SOUTH AFRICA - 2.4%

1,875,000		Republic of South Africa Government International Bond	4.300	10/12/28	1,772,812

ZAR 23,025,000		Republic of South Africa Government International Bond	7.000	02/28/31	1,113,234

ZAR 20,350,000		Republic of South Africa Government International Bond	8.875	02/28/35	982,768

3,525,000	(c)	Republic of South Africa Government International Bond	7.100	11/19/36	3,359,905

ZAR 7,000,000		Republic of South Africa Government International Bond	9.000	01/31/40	308,687

ZAR 20,900,000		Republic of South Africa Government International Bond	8.750	01/31/44	871,060

1,250,000		Republic of South Africa Government International Bond	5.375	07/24/44	907,500

2,075,000		Republic of South Africa Government International Bond	5.650	09/27/47	1,490,680

775,000		Republic of South Africa Government International Bond	5.750	09/30/49	555,121

1,000,000		Republic of South Africa Government International Bond	7.300	04/20/52	857,625

		TOTAL SOUTH AFRICA			12,219,392

		SRI LANKA - 0.5%

1,212,281	(c)	Sri Lanka Government International Bond	3.350	03/15/33	839,505

528,220	(c)	Sri Lanka Government International Bond	3.600	06/15/35	340,665

1,633,502	(c)	Sri Lanka Government International Bond	3.600	02/15/38	1,143,451

		TOTAL SRI LANKA			2,323,621

		SUPRANATIONAL - 0.4%

INR 57,100,000		Asian Infrastructure Investment Bank	6.000	12/08/31	650,014

1,200,000	(c)	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,084,800

INR 20,000,000		Inter-American Development Bank	7.350	10/06/30	244,083

		TOTAL SUPRANATIONAL			1,978,897

		TURKEY - 3.0%

800,000		Turkey Government International Bond	5.125	02/17/28	772,055

825,000	(f)	Turkey Government International Bond	5.250	03/13/30	762,106

1,500,000		Turkey Government International Bond	6.500	09/20/33	1,389,435

1,300,000		Turkey Government International Bond	6.000	01/14/41	1,034,784

4,350,000		Turkey Government International Bond	4.875	04/16/43	2,937,346

TRY 69,000,000		Turkiye Government International Bond	12.600	10/01/25	1,595,294

EUR 1,750,000		Turkiye Government International Bond	5.875	05/21/30	2,044,447

2,800,000		Turkiye Government International Bond	7.125	07/17/32	2,725,366

2,000,000	(c)	Turkiye Ihracat Kredi Bankasi AS.	7.500	02/06/28	2,016,120

		TOTAL TURKEY			15,276,953

		UGANDA - 0.1%

UGX 3,140,000,000		Republic of Uganda Government Bonds	14.250	06/22/34	733,578

		TOTAL UGANDA			733,578

		UKRAINE - 0.6%

1,235,083	(c),(h)	Ukraine Government International Bond	1.750	02/01/29	749,078

12	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UKRAINE (continued)

$1,579,875	(c)	Ukraine Government International Bond	0.000%	02/01/35	$785,988

337,395	(c)	Ukraine Government International Bond	0.000	02/01/36	167,010

2,320,000	(a),(c)	Ukraine Government International Bond	7.750	08/01/41	1,624,000

		TOTAL UKRAINE			3,326,076

		UNITED ARAB EMIRATES - 0.4%

400,000	(c)	Abu Dhabi Government International Bond	3.125	09/30/49	270,498

2,600,000		Emirate of Dubai Government International Bonds	3.900	09/09/50	1,853,410

		TOTAL UNITED ARAB EMIRATES			2,123,908

		URUGUAY - 0.6%

1,500,000		Oriental Republic of Uruguay	5.250	09/10/60	1,352,655

UYU 28,250,000		Uruguay Government International Bond	8.250	05/21/31	628,338

UYU 18,940,950		Uruguay Government International Bond	9.750	07/20/33	451,941

600,000		Uruguay Government International Bond	5.750	10/28/34	626,250

		TOTAL URUGUAY			3,059,184

		UZBEKISTAN - 0.9%

UZS 9,240,000,000	(c)	Republic of Uzbekistan International Bond	16.625	05/29/27	727,296

1,700,000	(c)	Republic of Uzbekistan International Bond	5.375	02/20/29	1,654,695

1,400,000	(c)	Republic of Uzbekistan International Bond	3.700	11/25/30	1,202,320

775,000	(c)	Republic of Uzbekistan International Bond	6.900	02/28/32	774,922

		TOTAL UZBEKISTAN			4,359,233

		ZAMBIA - 0.6%

2,169,537	(c)	Zambia Government International Bond	5.750	06/30/33	1,883,809

2,155,173	(c)	Zambia Government International Bond	0.500	12/31/53	1,227,694

		TOTAL ZAMBIA			3,111,503

		TOTAL GOVERNMENT BONDS (Cost $278,017,892)			252,495,515

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		STRUCTURED ASSETS - 0.5%

		UNITED STATES - 0.5%

3,000,000	(c),(j)	Industrial DPR Funding Ltd, Series 2022 1A	5.380	04/15/34	2,676,300

		TOTAL UNITED STATES			2,676,300

		TOTAL STRUCTURED ASSETS (Cost $3,000,000)			2,676,300

		TOTAL LONG-TERM INVESTMENTS (Cost $536,066,024)			494,095,405

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%

9,227,727	(k)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360 (l)		9,227,727

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $9,227,727)			9,227,727

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 2.2%

		REPURCHASE AGREEMENT - 2.2%

11,039,000	(m)	Bank of New York Mellon Corp	4.370	05/01/25	11,039,000

		TOTAL REPURCHASE AGREEMENT			11,039,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $11,039,000)			11,039,000

		TOTAL INVESTMENTS - 100.9% (Cost $556,332,751)			514,362,132

		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(4,666,583)

		NET ASSETS - 100.0%			$509,695,549

See Notes to Financial Statements	13

Portfolio of Investments April 30, 2025 (continued)

Emerging Markets Debt

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungary Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
TRY	Turkish Lira
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month
UGX	Ugandan Shilling
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand

(a)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $346,046,825 or 67.3% of Total Investments.

(d)	Perpetual security. Maturity date is not applicable.
(e)

Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.2% of Total Investments.

(f)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,880,709.
(g)	When-issued or delayed delivery security.
(h)	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j)	For fair value measurement disclosure purposes, investment classified as Level 3.
(k)	Investments made with cash collateral received from securities on loan.
(l)	The rate shown is the one-day yield as of the end of the reporting period.
(m)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $11,114,083 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 1/15/27, valued at $11,259,866.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Receive	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
$	4,877,276	EUR	4,399,758	Bank of America	07/11/25	$(129,863)

Total						$(129,863)

Total unrealized appreciation on forward foreign currency contracts						$–

Total unrealized depreciation on forward foreign currency contracts						$(129,863)

EUR    Euro

14	See Notes to Financial Statements

Consolidated Portfolio of Investments April 30, 2025

International Bond

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 96.8%

		BANK LOAN OBLIGATIONS - 0.1%

		IRELAND - 0.0%

$257,834	(a)	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%)	6.070%	06/24/30	$257,137

		TOTAL IRELAND			257,137

		UNITED STATES - 0.1%

152,785	(a)	Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%)	6.572	05/05/28	152,457

231,377	(a)	Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%)	6.822	11/15/28	230,351

		TOTAL UNITED STATES			382,808

		TOTAL BANK LOAN OBLIGATIONS (Cost $645,329)			639,945

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 21.6%

		AUSTRALIA - 0.2%

250,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	232,846

EUR 500,000	(b)	Glencore Capital Finance DAC	4.154	04/29/31	584,792

		TOTAL AUSTRALIA			817,638

		AUSTRIA - 0.2%

EUR 600,000	(c),(d)	Erste Group Bank AG.	4.250	N/A	655,037

		TOTAL AUSTRIA			655,037

		BELGIUM - 0.2%

EUR 800,000	(e)	Proximus SADP	0.750	11/17/36	682,386

		TOTAL BELGIUM			682,386

		BRAZIL - 0.1%

85,000		Embraer Netherlands Finance BV	5.980	02/11/35	86,283

300,000		Suzano Austria GmbH	3.125	01/15/32	255,783

		TOTAL BRAZIL			342,066

		CANADA - 0.5%

GBP 500,000	(b)	Bank of Montreal	5.125	10/10/28	673,967

EUR 250,000	(f)	Fairfax Financial Holdings Ltd	2.750	03/29/28	279,263

775,000	(f)	MEG Energy Corp	5.875	02/01/29	747,705

315,000	(f)	Parkland Corp	4.625	05/01/30	296,485

		TOTAL CANADA			1,997,420

		CHILE - 0.4%

395,218	(f)	Alfa Desarrollo S.p.A	4.550	09/27/51	290,579

300,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	291,432

200,000	(f)	Celulosa Arauco y Constitucion S.A.	6.180	05/05/32	200,000

200,000	(f)	Cia Cervecerias Unidas S.A.	3.350	01/19/32	176,338

200,000	(f)	Corp Nacional del Cobre de Chile	3.625	08/01/27	196,004

200,000	(f)	Corp Nacional del Cobre de Chile	6.440	01/26/36	207,227

325,000	(f)	Empresa Nacional de Telecomunicaciones S.A.	3.050	09/14/32	273,814

		TOTAL CHILE			1,635,394

		COLOMBIA - 0.1%

75,000		Ecopetrol S.A.	6.875	04/29/30	73,007

300,000		Ecopetrol S.A.	8.875	01/13/33	300,286

		TOTAL COLOMBIA			373,293

		DENMARK - 0.2%

GBP 500,000		Danske Bank A.S.	2.250	01/14/28	638,565

		TOTAL DENMARK			638,565

		FRANCE - 1.9%

EUR 400,000	(b)	Airbus SE	1.375	05/13/31	418,096

EUR 400,000	(b)	AXA S.A.	3.375	05/31/34	456,978

EUR 500,000		AXA S.A.	1.375	10/07/41	494,941

EUR 400,000	(c),(e)	AXA S.A.	6.375	N/A	478,199

GBP 300,000	(e)	Banque Federative du Credit Mutuel S.A.	4.875	09/25/25	399,598

500,000	(c),(d),(f),(g)	BNP Paribas S.A.	8.500	N/A	521,142

EUR 500,000		Credit Agricole Assurances S.A.	1.500	10/06/31	489,870

EUR 200,000		Electricite de France S.A.	2.000	10/02/30	214,507

EUR 300,000	(e)	Engie S.A.	3.625	12/06/26	345,649

See Notes to Financial Statements	15

Consolidated Portfolio of Investments April 30, 2025 (continued)

International Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FRANCE (continued)

EUR 300,000	(e)	La Poste S.A.	0.625%	01/18/36	$248,868

EUR 200,000	(e)	RTE Reseau de Transport d’Electricite SADIR	3.750	07/04/35	231,264

EUR 600,000	(e)	Societe Generale S.A.	4.000	11/16/27	702,600

EUR 500,000	(e)	Societe Generale S.A.	0.500	06/12/29	523,276

EUR 400,000	(e)	Societe Generale S.A.	4.875	11/21/31	480,164

EUR 600,000	(e)	Thales S.A.	3.625	06/14/29	701,239

EUR 500,000	(e)	TotalEnergies Capital International S.A.	3.160	03/03/33	561,572

EUR 500,000	(e)	TotalEnergies Capital International S.A.	3.852	03/03/45	538,184

		TOTAL FRANCE			7,806,147

		GERMANY - 2.3%

GBP 500,000	(b)	BMW International Investment BV	5.000	01/24/28	669,951

EUR 500,000	(b)	Deutsche Bank AG.	1.625	01/20/27	556,425

EUR 500,000	(b)	EnBW International Finance BV	4.300	05/23/34	597,636

EUR 400,000	(e)	Fresenius Medical Care AG.	3.750	04/08/32	454,758

EUR 3,050,000	(b)	Kreditanstalt fuer Wiederaufbau	0.000	01/10/31	3,020,630

EUR 1,000,000		Kreditanstalt fuer Wiederaufbau	2.625	01/10/34	1,127,892

GBP 300,000	(b)	Mercedes-Benz International Finance BV	5.000	07/12/27	401,351

EUR 400,000	(b)	RWE AG.	2.750	05/24/30	452,179

EUR 500,000	(e)	Sartorius Finance BV	4.375	09/14/29	593,467

EUR 500,000	(e)	Traton Finance Luxembourg S.A.	3.375	01/14/28	573,329

EUR 500,000	(b)	Volkswagen Financial Services Overseas AG.	3.750	09/10/26	575,232

EUR 500,000	(b)	Volkswagen International Finance NV	3.750	09/28/27	578,549

$150,000	(f)	ZF North America Capital, Inc	6.875	04/14/28	143,224

		TOTAL GERMANY			9,744,623

		GUATEMALA - 0.0%

200,000	(f)	Millicom International Cellular S.A.	4.500	04/27/31	178,128

		TOTAL GUATEMALA			178,128

		INDIA - 0.3%

300,000	(f)	Adani Electricity Mumbai Ltd	3.867	07/22/31	245,595

200,000	(f)	Bharti Airtel Ltd	3.250	06/03/31	182,592

200,000	(f)	CA Magnum Holdings	5.375	10/31/26	195,536

250,000	(e)	Power Finance Corp Ltd	3.350	05/16/31	227,447

200,000	(e)	Tata Capital Ltd	5.389	07/21/28	201,238

225,000	(f)	UltraTech Cement Ltd	2.800	02/16/31	199,902

		TOTAL INDIA			1,252,310

		INDONESIA - 0.1%

200,000	(e)	Bank Mandiri Persero Tbk PT	4.900	03/24/28	199,621

225,000	(f)	Perusahaan Listrik Negara PT	4.875	07/17/49	179,979

		TOTAL INDONESIA			379,600

		IRELAND - 0.2%

EUR 600,000	(e)	Bank of Ireland Group plc	0.375	05/10/27	664,296

EUR 320,000	(e)	Bank of Ireland Group plc	5.000	07/04/31	390,180

		TOTAL IRELAND			1,054,476

		ISRAEL - 0.2%

270,000	(d),(f)	Bank Hapoalim BM	3.255	01/21/32	257,634

300,000	(d),(f)	Bank Leumi Le-Israel BM	3.275	01/29/31	291,750

400,000	(f)	Israel Electric Corp Ltd	4.250	08/14/28	388,000

		TOTAL ISRAEL			937,384

		ITALY - 0.4%

EUR 500,000	(b)	Enel Finance International NV	3.875	01/23/35	573,717

EUR 400,000	(b)	Eni S.p.A	0.625	01/23/30	408,016

EUR 500,000	(b)	Intesa Sanpaolo S.p.A	5.125	08/29/31	623,335

200,000	(f)	Intesa Sanpaolo S.p.A	4.198	06/01/32	178,864

		TOTAL ITALY			1,783,932

		JAPAN - 0.3%

EUR 500,000	(e)	Mizuho Financial Group, Inc	3.460	08/27/30	575,344

EUR 500,000	(e)	ORIX Corp	1.919	04/20/26	563,433

		TOTAL JAPAN			1,138,777

		KAZAKHSTAN - 0.1%

200,000	(f)	QazaqGaz NC JSC	4.375	09/26/27	192,456

16	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KAZAKHSTAN (continued)

$200,000	(f)	Tengizchevroil Finance Co International Ltd	2.625%	08/15/25	$198,000

		TOTAL KAZAKHSTAN			390,456

		KOREA, REPUBLIC OF - 0.1%

250,000	(f)	Kia Corp	2.750	02/14/27	242,617

		TOTAL KOREA, REPUBLIC OF			242,617

		LUXEMBOURG - 0.5%

EUR 1,000,000	(f)	Albion Financing 1 SARL	5.250	10/15/26	1,135,991

EUR 500,000	(b)	ArcelorMittal S.A.	3.125	12/13/28	566,099

EUR 500,000	(e)	ProLogis International Funding II S.A.	2.375	11/14/30	551,986

		TOTAL LUXEMBOURG			2,254,076

		MALAYSIA - 0.1%

240,000	(f)	Petronas Capital Ltd	5.340	04/03/35	243,819

		TOTAL MALAYSIA			243,819

		MEXICO - 0.4%

200,000	(f)	Banco Nacional de Comercio Exterior SNC	5.875	05/07/30	199,104

200,000	(f)	Bimbo Bakeries USA, Inc	6.050	01/15/29	208,668

200,000	(f)	Comision Federal de Electricidad	6.450	01/24/35	191,763

298,275	(f)	FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple	7.250	01/31/41	295,889

200,000	(f)	Nemak SAB de C.V.	3.625	06/28/31	161,070

375,000	(f)	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	371,252

500,000		Petroleos Mexicanos	6.840	01/23/30	445,367

		TOTAL MEXICO			1,873,113

		NETHERLANDS - 0.8%

GBP 500,000	(e)	ABN AMRO Bank NV	4.750	10/24/29	667,196

EUR 700,000	(b)	Cooperatieve Rabobank UA	4.233	04/25/29	825,897

EUR 500,000	(b)	ING Groep NV	3.750	09/03/35	562,097

EUR 1,150,000	(f)	VZ Secured Financing BV	3.500	01/15/32	1,184,205

		TOTAL NETHERLANDS			3,239,395

		NIGERIA - 0.3%

EUR 1,000,000	(f)	BOI Finance BV	7.500	02/16/27	1,112,007

		TOTAL NIGERIA			1,112,007

		NORWAY - 0.2%

EUR 500,000	(b)	Statkraft AS.	3.125	12/13/26	573,907

EUR 100,000	(b)	Statnett SF	3.500	06/08/33	115,958

		TOTAL NORWAY			689,865

		POLAND - 0.1%

EUR 150,000	(e)	GTC Aurora Luxembourg S.A.	2.250	06/23/26	153,806

EUR 250,000	(e)	ORLEN S.A.	1.125	05/27/28	267,022

EUR 185,000	(b)	Powszechna Kasa Oszczednosci Bank Polski S.A.	3.875	09/12/27	211,239

		TOTAL POLAND			632,067

		PORTUGAL - 0.1%

EUR 500,000	(e)	EDP Servicios Financieros Espana SAU	4.125	04/04/29	590,393

		TOTAL PORTUGAL			590,393

		QATAR - 0.6%

300,000	(e)	CBQ Finance Ltd	5.375	03/28/29	306,335

CNY 16,000,000		QNB Finance Ltd	3.150	02/04/26	2,221,006

		TOTAL QATAR			2,527,341

		ROMANIA - 0.1%

EUR 250,000	(e)	NE Property BV	2.000	01/20/30	264,430

		TOTAL ROMANIA			264,430

		SINGAPORE - 0.2%

EUR 200,000	(e)	Temasek Financial I Ltd	0.500	11/20/31	195,931

500,000	(f)	United Overseas Bank Ltd	2.000	10/14/31	481,226

		TOTAL SINGAPORE			677,157

		SOUTH AFRICA - 0.3%

1,250,000	(e)	Eskom Holdings SOC Ltd	4.314	07/23/27	1,190,625

300,000		Sasol Financing USA LLC	5.500	03/18/31	232,229

		TOTAL SOUTH AFRICA			1,422,854

		SPAIN - 0.3%

GBP 300,000	(e)	Banco Santander S.A.	5.500	06/11/29	406,349

EUR 500,000	(b)	Cepsa Finance S.A.	4.125	04/11/31	574,472

See Notes to Financial Statements	17

Consolidated Portfolio of Investments April 30, 2025 (continued)

International Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SPAIN (continued)
EUR 400,000	(b)	Iberdrola Finanzas S.A.	3.000%	09/30/31	$452,095

		TOTAL SPAIN			1,432,916

		SWEDEN - 0.1%

EUR 500,000	(e)	Skandinaviska Enskilda Banken AB	3.000	02/10/32	561,939

		TOTAL SWEDEN			561,939

		SWITZERLAND - 0.5%
EUR 750,000	(e)	Cloverie plc for Zurich Insurance Co Ltd	1.500	12/15/28	812,628
EUR 500,000		UBS AG.	0.500	03/31/31	487,255
EUR 600,000	(e)	UBS Group AG	0.250	11/05/28	637,636

		TOTAL SWITZERLAND			1,937,519

		THAILAND - 0.1%
$430,000	(f),(g)	Bangkok Bank PCL	3.466	09/23/36	378,207
300,000	(f)	Thaioil Treasury Center Co Ltd	2.500	06/18/30	254,992

		TOTAL THAILAND			633,199

		UNITED ARAB EMIRATES - 0.1%
200,000	(e)	Abu Dhabi Commercial Bank PJSC	5.361	03/10/35	200,800
276,672	(f)	Sweihan PV Power Co PJSC	3.625	01/31/49	226,877

		TOTAL UNITED ARAB EMIRATES			427,677

		UNITED KINGDOM - 1.8%
EUR 400,000	(e)	Barclays plc	0.877	01/28/28	438,870
EUR 400,000		Barclays plc	0.577	08/09/29	420,145
GBP 200,000	(e)	Barclays plc	8.407	11/14/32	284,271
EUR 400,000	(b)	British Telecommunications plc	3.875	01/20/34	460,539
EUR 500,000	(b)	Cadent Finance plc	3.750	04/16/33	566,277
EUR 285,000	(f)	ContourGlobal Power Holdings S.A.	5.000	02/28/30	324,569
UGX 3,000,000,000	(f)	ICBC Standard Bank plc	14.250	06/26/34	652,879
GBP 200,000	(e)	Legal & General Group plc	6.625	04/01/55	264,606
EUR 400,000	(e)	Lseg Netherlands BV	2.750	09/20/27	455,993
EUR 400,000		National Grid Electricity Distribution East Midlands plc	3.530	09/20/28	465,086
EUR 500,000	(b)	NatWest Group plc	3.575	09/12/32	569,404
GBP 300,000	(b)	NatWest Markets plc	6.625	06/22/26	408,460
EUR 200,000	(b)	Reckitt Benckiser Treasury Services plc	3.625	06/20/29	234,030
EUR 700,000	(e)	Standard Chartered plc	1.200	09/23/31	765,548
EUR 500,000	(e)	Swiss RE Subordinated Finance plc	3.890	03/26/33	565,356
GBP 600,000	(f)	Vmed O2 UK Financing I plc	4.500	07/15/31	689,890

		TOTAL UNITED KINGDOM			7,565,923

		UNITED STATES - 7.2%
EUR 450,000		AbbVie, Inc	2.125	06/01/29	498,537
JPY 100,000,000		Aflac, Inc	0.550	03/12/30	669,805
EUR 500,000		American Medical Systems Europe BV	1.625	03/08/31	524,019
EUR 450,000		American Tower Corp	0.450	01/15/27	492,300
GBP 500,000		AT&T, Inc	2.900	12/04/26	648,112
EUR 500,000		AT&T, Inc	2.350	09/05/29	554,189
EUR 400,000		AT&T, Inc	3.150	09/04/36	422,296
EUR 500,000	(f)	Avantor Funding, Inc	3.875	07/15/28	557,984
EUR 500,000	(e)	Bank of America Corp	1.662	04/25/28	555,665
EUR 500,000	(e)	Bank of America Corp	2.824	04/27/33	540,540
EUR 600,000		Becton Dickinson & Co	3.519	02/08/31	690,244
EUR 550,000		BP Capital Markets plc	1.231	05/08/31	555,613
EUR 400,000	(e)	Carrier Global Corp	4.500	11/29/32	482,360
EUR 750,000	(a),(e)	Chubb INA Holdings, Inc	1.550	03/15/28	819,016
EUR 500,000		Citigroup, Inc	1.250	07/06/26	564,932
EUR 400,000		Citigroup, Inc, (EURIBOR 3 M + 0.600%)	3.153	05/14/28	452,112
EUR 500,000	(b)	CNH Industrial NV	3.750	06/11/31	577,605
EUR 700,000		Comcast Corp	0.250	05/20/27	757,410
EUR 750,000	(f)	Coty, Inc	3.875	04/15/26	848,380
EUR 400,000		Duke Energy Corp	3.100	06/15/28	454,628
EUR 400,000		Duke Energy Corp	3.750	04/01/31	459,814
EUR 500,000		FedEx Corp	1.625	01/11/27	558,730
EUR 600,000	(h)	Fiserv Funding ULC	2.875	06/15/28	680,714
EUR 400,000		Ford Motor Credit Co LLC	5.125	02/20/29	469,291
EUR 500,000	(e)	Goldman Sachs Group, Inc	0.250	01/26/28	533,305

18	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UNITED STATES (continued)

EUR 300,000	(e)	Goldman Sachs Group, Inc	3.500%	01/23/33	$337,819

EUR 295,000	(f)	Goodyear Europe BV	2.750	08/15/28	315,852

EUR 500,000		Highland Holdings Sarl	0.318	12/15/26	547,590

EUR 500,000		Honeywell International, Inc	3.750	03/01/36	562,062

EUR 250,000	(f)	IQVIA, Inc	1.750	03/15/26	278,966

EUR 300,000		Johnson & Johnson	2.700	02/26/29	341,841

EUR 400,000		Johnson & Johnson	3.200	06/01/32	460,051

EUR 500,000		Johnson & Johnson	3.600	02/26/45	548,192

EUR 800,000	(e)	Liberty Mutual Group, Inc	4.625	12/02/30	964,609

GBP 600,000		McKesson Corp	3.125	02/17/29	759,679

EUR 400,000	(e)	Metropolitan Life Global Funding I	1.750	05/25/25	452,915

GBP 600,000	(e)	Metropolitan Life Global Funding I	4.125	09/02/25	797,549

EUR 175,000	(e)	Metropolitan Life Global Funding I	3.625	03/26/34	202,122

EUR 600,000	(e)	Mondelez International Holdings Netherlands BV	1.250	09/09/41	450,874

EUR 670,000		Morgan Stanley	1.342	10/23/26	754,236

EUR 500,000	(e)	National Grid North America, Inc	4.061	09/03/36	566,880

GBP 400,000	(e)	Nestle Holdings, Inc	5.250	09/21/26	539,216

EUR 250,000	(f)	OI European Group BV	6.250	05/15/28	290,429

EUR 100,000	(f)	Organon Finance LLC	2.875	04/30/28	107,632

$400,000	(f)	Organon Finance LLC	5.125	04/30/31	335,740

GBP 400,000	(e)	Pacific Life Global Funding II	5.375	11/30/28	544,715

EUR 600,000		ProLogis Euro Finance LLC	4.000	05/05/34	693,739

GBP 500,000	(e)	Protective Life Global Funding	5.248	01/13/28	678,045

EUR 500,000		Raytheon Technologies Corp	2.150	05/18/30	541,418

GBP 200,000	(e)	Realty Income Corp	5.000	10/15/29	265,749

EUR 500,000		The Procter & Gamble Company	1.875	10/30/38	482,525

EUR 1,100,000		Thermo Fisher Scientific Finance I BV	0.800	10/18/30	1,116,294

GBP 600,000		Time Warner Cable LLC	5.750	06/02/31	782,765

EUR 700,000		Verizon Communications, Inc	1.875	10/26/29	759,948

		TOTAL UNITED STATES			29,847,053

		TOTAL CORPORATE BONDS (Cost $90,338,871)			89,982,992

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 70.1%

		ANGOLA - 0.3%

1,550,000	(f)	Angolan Government International Bond	8.750	04/14/32	1,215,820

		TOTAL ANGOLA			1,215,820

		AUSTRALIA - 1.8%

AUD 1,950,000		Australia Government Bond	1.000	12/21/30	1,083,308

AUD 1,685,000		New South Wales Treasury Corp	3.000	04/20/29	1,052,819

AUD 2,400,000	(f)	Queensland Treasury Corp	1.750	07/20/34	1,187,518

AUD 8,300,000		Treasury Corp of Victoria	2.250	11/20/34	4,240,706

		TOTAL AUSTRALIA			7,564,351

		BELGIUM - 1.3%

EUR 2,125,000	(f)	Kingdom of Belgium Government Bond	0.000	10/22/27	2,298,605

EUR 1,500,000	(f)	Kingdom of Belgium Government Bond	0.350	06/22/32	1,448,287

EUR 285,000		Kingdom of Belgium Government Bond	3.000	06/22/34	325,891

EUR 2,025,000	(f)	Kingdom of Belgium Government Bond	0.400	06/22/40	1,477,377

		TOTAL BELGIUM			5,550,160

		BENIN - 0.4%

EUR 1,275,000	(f)	Benin Government International Bond	4.950	01/22/35	1,165,646

750,000	(f)	Benin Government International Bond	8.375	01/23/41	685,500

		TOTAL BENIN			1,851,146

		BULGARIA - 0.4%

EUR 750,000	(e)	Bulgaria Government International Bond	4.375	05/13/31	911,359

See Notes to Financial Statements	19

Consolidated Portfolio of Investments April 30, 2025 (continued)

International Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BULGARIA (continued)

EUR 700,000	(e),(h)	Bulgaria Government International Bond	4.125%	05/07/38	$782,216

		TOTAL BULGARIA			1,693,575

		CAMEROON - 0.1%

EUR 650,000	(f)	Republic of Cameroon International Bond	5.950	07/07/32	537,554

		TOTAL CAMEROON			537,554

		CANADA - 4.5%

CAD 3,050,000	(f)	Canada Housing Trust No	1.100	12/15/26	2,163,208

CAD 3,075,000	(f)	Canada Housing Trust No	3.550	09/15/32	2,284,078

CAD 1,430,000		Canada Housing Trust No	3.450	03/15/35	1,037,243

CAD 1,825,000		Canadian Government International Bond	3.500	08/01/25	1,326,640

CAD 2,625,000		Canadian Government International Bond	2.000	06/01/28	1,874,973

CAD 1,550,000		Canadian Government International Bond	3.500	09/01/29	1,163,815

CAD 2,425,000		Canadian Government International Bond	1.500	12/01/31	1,616,831

CAD 2,275,000		Canadian Government International Bond	2.000	06/01/32	1,555,733

CAD 1,300,000		Canadian Government International Bond	5.000	06/01/37	1,113,873

CAD 1,350,000		Hydro-Quebec	4.000	02/15/55	907,906

CAD 1,300,000		Province of Ontario Canada	2.150	06/02/31	891,112

CAD 1,100,000		Province of Ontario Canada	1.900	12/02/51	490,109

CAD 1,000,000		Province of Quebec Canada	2.750	09/01/27	727,905

CAD 2,025,000		Province of Quebec Canada	5.000	12/01/41	1,590,784

		TOTAL CANADA			18,744,210

		CHILE - 0.3%

EUR 925,000		Chile Government International Bond	3.875	07/09/31	1,072,475

		TOTAL CHILE			1,072,475

		CHINA - 8.3%

CNY 14,900,000		China Government Bond	2.910	10/14/28	2,149,917

CNY 13,800,000		China Government Bond	2.550	10/15/28	1,964,946

CNY 14,300,000		China Government Bond	2.670	05/25/33	2,114,133

CNY 13,900,000		China Government Bond	2.520	08/25/33	2,034,626

CNY 61,600,000		China Government Bond	2.040	11/25/34	8,734,062

CNY 46,820,000		China Government Bond	1.610	02/15/35	6,427,578

CNY 18,900,000		China Government Bond	3.860	07/22/49	3,562,547

CNY 15,000,000		China Government Bond	3.390	03/16/50	2,652,824

CNY 12,700,000		China Government Bond	3.810	09/14/50	2,407,157

CNY 12,400,000		China Government Bond	3.720	04/12/51	2,337,723

		TOTAL CHINA			34,385,513

		COLOMBIA - 0.3%

$200,000		Colombia Government International Bond	8.000	11/14/35	196,112

COP 5,710,000,000		Colombian TES	7.750	09/18/30	1,174,316

		TOTAL COLOMBIA			1,370,428

		COTE D’IVOIRE - 0.6%

EUR 1,000,000	(f)	Ivory Coast Government International Bond	5.875	10/17/31	1,032,722

EUR 100,000	(f)	Ivory Coast Government International Bond	4.875	01/30/32	97,882

1,425,000	(f)	Ivory Coast Government International Bond	8.450	04/01/36	1,317,193

		TOTAL COTE D’IVOIRE			2,447,797

		CYPRUS - 0.9%

EUR 1,100,000	(e)	Cyprus Government International Bond	0.625	01/21/30	1,150,070

EUR 1,550,000	(e)	Cyprus Government International Bond	0.950	01/20/32	1,580,843

EUR 575,000	(e)	Cyprus Government International Bond	2.750	02/26/34	647,475

EUR 500,000	(e)	Cyprus Government International Bond	2.750	05/03/49	481,412

		TOTAL CYPRUS			3,859,800

		DOMINICAN REPUBLIC - 0.5%

DOP 43,000,000	(f)	Dominican Republic Central Bank Notes	13.000	12/05/25	731,536

300,000	(f)	Dominican Republic Government International Bond	7.050	02/03/31	308,745

750,000	(f)	Dominican Republic Government International Bond	4.875	09/23/32	672,563

DOP 15,600,000	(f)	Dominican Republic Government International Bond	11.250	09/15/35	275,049

		TOTAL DOMINICAN REPUBLIC			1,987,893

		ECUADOR - 0.1%

441,250	(f)	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	329,438

309,125	(f)	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	185,261

20	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ECUADOR (continued)

$86,000	(f)	Ecuador Government International Bond (Step Bond)	5.000%	07/31/40	$44,839

		TOTAL ECUADOR			559,538

		EGYPT - 0.3%

975,000	(f)	Egypt Government International Bond	8.625	02/04/30	930,072

675,000	(f)	Egypt Government International Bond	8.500	01/31/47	489,726

		TOTAL EGYPT			1,419,798

		FRANCE - 3.5%

EUR 3,775,000	(f)	French Republic Government Bond OAT	0.750	11/25/28	4,070,453

EUR 2,500,000		French Republic Government Bond OAT	2.750	02/25/29	2,886,236

EUR 2,150,000		French Republic Government Bond OAT	3.500	11/25/33	2,530,010

EUR 1,600,000	(f)	French Republic Government Bond OAT	4.750	04/25/35	2,061,884

EUR 2,425,000	(f)	French Republic Government Bond OAT	0.500	05/25/40	1,782,766

EUR 910,000	(f)	French Republic Government Bond OAT	0.750	05/25/52	506,649

EUR 1,560,000	(f)	French Republic Government Bond OAT	0.750	05/25/53	845,204

		TOTAL FRANCE			14,683,202

		GERMANY - 4.6%

EUR 4,675,000		Bundesrepublik Deutschland	0.500	08/15/27	5,158,210

EUR 645,000		Bundesrepublik Deutschland	0.000	08/15/29	674,705

EUR 365,000		Bundesrepublik Deutschland	2.100	11/15/29	416,353

EUR 2,550,000		Bundesrepublik Deutschland	0.000	08/15/31	2,536,749

EUR 1,000,000		Bundesrepublik Deutschland	0.000	02/15/32	979,966

EUR 1,110,000		Bundesrepublik Deutschland	2.300	02/15/33	1,260,299

EUR 5,450,000		Bundesrepublik Deutschland	1.000	05/15/38	5,048,199

EUR 1,745,000		Bundesrepublik Deutschland	0.000	08/15/52	923,230

EUR 1,925,000	(i)	Bundesrepublik Deutschland Bundesanleihe	2.500	02/15/35	2,191,801

		TOTAL GERMANY			19,189,512

		GHANA - 0.3%

1,009,100	(f)	Ghana Government International Bond	5.000	07/03/35	686,188

562,650	(f)	Ghana Government International Bond (Step Bond)	5.000	07/03/29	480,250

		TOTAL GHANA			1,166,438

		GREECE - 2.2%

EUR 575,000	(f)	Hellenic Republic Government International Bond	3.875	03/12/29	688,858

EUR 2,300,000	(f)	Hellenic Republic Government International Bond	1.500	06/18/30	2,481,401

EUR 1,300,000	(f)	Hellenic Republic Government International Bond	0.750	06/18/31	1,308,237

EUR 1,100,000	(f)	Hellenic Republic Government International Bond	1.750	06/18/32	1,154,864

EUR 725,000	(f)	Hellenic Republic Government International Bond	3.375	06/15/34	833,949

EUR 738,000	(f)	Hellenic Republic Government International Bond	3.625	06/15/35	859,378

EUR 750,000	(f)	Hellenic Republic Government International Bond	4.375	07/18/38	913,760

EUR 650,000	(f)	Hellenic Republic Government International Bond	4.125	06/15/54	738,818

		TOTAL GREECE			8,979,265

		HONDURAS - 0.2%

750,000	(f)	Honduras Government International Bond	8.625	11/27/34	743,625

		TOTAL HONDURAS			743,625

		HUNGARY - 0.9%

EUR 550,000	(e)	Hungary Government International Bond	5.000	02/22/27	647,515

HUF 555,000,000		Hungary Government International Bond	4.500	03/23/28	1,484,711

285,000	(f)	Hungary Government International Bond	6.125	05/22/28	293,169

EUR 645,000	(e)	Hungary Government International Bond	4.000	07/25/29	746,389

EUR 600,000	(e)	Hungary Government International Bond	1.750	06/05/35	517,029

		TOTAL HUNGARY			3,688,813

		INDIA - 0.0%

INR 8,150,000		India Government International Bond	7.180	08/14/33	101,190

		TOTAL INDIA			101,190

		INDONESIA - 0.5%

IDR 12,750,000,000		Indonesia Treasury Bond	8.375	09/15/26	790,577

IDR 23,100,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,415,384

		TOTAL INDONESIA			2,205,961

		IRELAND - 0.3%

EUR 225,000		Ireland Government Bond	1.700	05/15/37	222,477

EUR 550,000		Ireland Government Bond	3.000	10/18/43	606,335

See Notes to Financial Statements	21

Consolidated Portfolio of Investments April 30, 2025 (continued)

International Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		IRELAND (continued)
EUR 500,000		Ireland Government Bond	1.500%	05/15/50	$401,067

		TOTAL IRELAND			1,229,879

		ITALY - 4.3%
EUR 2,575,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	2,891,182
EUR 2,625,000		Italy Buoni Poliennali Del Tesoro	0.950	09/15/27	2,906,299
EUR 975,000		Italy Buoni Poliennali Del Tesoro	0.250	03/15/28	1,048,915
EUR 900,000		Italy Buoni Poliennali Del Tesoro	4.000	10/30/31	1,087,453
EUR 725,000	(f)	Italy Buoni Poliennali Del Tesoro	3.150	11/15/31	829,776
EUR 600,000	(f)	Italy Buoni Poliennali Del Tesoro	3.250	07/15/32	686,048
EUR 1,825,000		Italy Buoni Poliennali Del Tesoro	3.850	02/01/35	2,133,363
EUR 1,000,000	(f)	Italy Buoni Poliennali Del Tesoro	3.650	08/01/35	1,144,349
EUR 1,150,000	(f)	Italy Buoni Poliennali Del Tesoro	0.950	03/01/37	966,616
EUR 1,575,000	(f)	Italy Buoni Poliennali Del Tesoro	5.000	08/01/39	2,006,249
EUR 950,000	(f)	Italy Buoni Poliennali Del Tesoro	1.700	09/01/51	661,138
EUR 1,325,000	(f)	Italy Buoni Poliennali Del Tesoro	4.300	10/01/54	1,489,790

		TOTAL ITALY			17,851,178

		JAPAN - 11.4%
JPY 13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	90,900
JPY 21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	146,564
JPY 30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	209,019
JPY 14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	97,237
JPY 268,000,000		Japan Government Five Year Bond	0.000	09/20/26	1,859,090
JPY 340,000,000		Japan Government Five Year Bond	0.300	09/20/28	2,342,577
JPY 319,000,000		Japan Government Five Year Bond	0.500	03/20/29	2,206,255
JPY 242,000,000		Japan Government Forty Year Bond	0.700	03/20/61	892,949
JPY 349,000,000		Japan Government Forty Year Bond	1.300	03/20/63	1,563,083
JPY 284,000,000		Japan Government Ten Year Bond	0.100	09/20/26	1,972,683
JPY 738,400,000		Japan Government Ten Year Bond	0.100	12/20/30	4,936,485
JPY 540,000,000	(i)	Japan Government Ten Year Bond	1.200	12/20/34	3,748,858
JPY 457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	2,235,706
JPY 73,000,000		Japan Government Thirty Year Bond	0.600	09/20/50	329,898
JPY 278,000,000		Japan Government Thirty Year Bond	0.700	09/20/51	1,256,832
JPY 143,000,000		Japan Government Thirty Year Bond	1.300	06/20/52	752,180
JPY 233,000,000		Japan Government Thirty Year Bond	1.600	12/20/53	1,295,145
JPY 174,000,000		Japan Government Thirty Year Bond	2.200	06/20/54	1,108,893
JPY 232,000,000	(i)	Japan Government Thirty Year Bond	2.100	09/20/54	1,444,358
JPY 227,000,000		Japan Government Thirty Year Bond	2.300	12/20/54	1,476,087
JPY 131,800,000		Japan Government Twenty Year Bond	2.100	03/20/26	934,486
JPY 278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	1,754,058
JPY 256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	1,539,005
JPY 660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	4,052,324
JPY 185,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,051,799
JPY 380,000,000		Japan Government Twenty Year Bond	0.300	09/20/39	2,146,715
JPY 267,000,000		Japan Government Twenty Year Bond	0.400	03/20/40	1,511,473
JPY 212,000,000		Japan Government Twenty Year Bond	1.600	03/20/44	1,352,329
JPY 450,000,000		Japan Government Two Year Bond	0.700	02/01/27	3,149,963

		TOTAL JAPAN			47,456,951

		KAZAKHSTAN - 0.2%
KZT 380,000,000		Kazakhstan Government Bond-MEOKAM	13.850	06/24/25	735,381
KZT 74,000,000		Kazakhstan Government Bond-MEUKAM	7.200	05/27/25	143,049

		TOTAL KAZAKHSTAN			878,430

		KOREA, REPUBLIC OF - 2.7%
KRW 4,350,000,000		Korea Treasury Bond	1.375	12/10/29	2,919,207
KRW 7,440,000,000		Korea Treasury Bond	2.000	06/10/31	5,083,772
KRW 1,175,000,000		Korea Treasury Bond	2.375	12/10/31	819,264
KRW 1,940,000,000		Korea Treasury Bond	2.375	09/10/38	1,333,762
KRW 800,000,000		Korea Treasury Bond	1.875	09/10/41	509,623

22	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		KOREA, REPUBLIC OF (continued)

KRW 730,000,000		Korea Treasury Bond	2.500%	03/10/52	$511,922

		TOTAL KOREA, REPUBLIC OF			11,177,550

		LEBANON - 0.1%

$1,400,000	(e),(j)	Lebanon Government International Bond	6.850	03/23/27	239,610

		TOTAL LEBANON			239,610

		MEXICO - 0.9%

MXN 9,900,000		Mexican Bonos	5.750	03/05/26	493,781

MXN 26,000,000		Mexican Bonos	8.500	11/18/38	1,207,438

EUR 1,000,000		Mexico Government International Bond	5.125	05/04/37	1,101,306

1,025,000		Mexico Government International Bond	6.400	05/07/54	906,579

		TOTAL MEXICO			3,709,104

		NEW ZEALAND - 0.5%

NZD 3,980,000		New Zealand Government International Bond	3.500	04/14/33	2,247,493

		TOTAL NEW ZEALAND			2,247,493

		PARAGUAY - 0.2%

400,000	(f)	Paraguay Government International Bond	6.000	02/09/36	402,300

225,000	(f)	Paraguay Government International Bond	6.650	03/04/55	222,469

		TOTAL PARAGUAY			624,769

		PERU - 0.4%

PEN 6,201,000	(f)	Peruvian Government International Bond	5.400	08/12/34	1,557,904

210,000		Peruvian Government International Bond	5.375	02/08/35	206,758

		TOTAL PERU			1,764,662

		POLAND - 1.5%

315,000	(f)	Bank Gospodarstwa Krajowego	6.250	10/31/28	331,023

EUR 800,000	(e)	Bank Gospodarstwa Krajowego	4.375	03/13/39	912,110

PLN 9,150,000		Republic of Poland Government International Bond	5.750	04/25/29	2,527,468

PLN 5,400,000		Republic of Poland Government International Bond	6.000	10/25/33	1,515,045

EUR 700,000	(b)	Republic of Poland Government International Bond	4.125	01/11/44	787,457

280,000		Republic of Poland Government International Bond	5.500	04/04/53	262,201

		TOTAL POLAND			6,335,304

		REPUBLIC OF SERBIA - 0.8%

EUR 1,700,000	(f)	Serbia Government International Bond	1.500	06/26/29	1,726,570

EUR 675,000	(f)	Serbia Government International Bond	1.650	03/03/33	607,373

RSD 101,500,000		Serbia Treasury Bonds	4.500	08/20/32	954,261

		TOTAL REPUBLIC OF SERBIA			3,288,204

		ROMANIA - 0.8%

RON 7,590,000		Romanian Government International Bond	8.000	04/29/30	1,760,391

EUR 1,650,000	(f)	Romanian Government International Bond	2.000	04/14/33	1,383,200

		TOTAL ROMANIA			3,143,591

		RWANDA - 0.2%

1,225,000	(f)	Rwanda International Government Bond	5.500	08/09/31	960,204

		TOTAL RWANDA			960,204

		SENEGAL - 0.3%

EUR 525,000	(f)	Senegal Government International Bond	4.750	03/13/28	501,099

EUR 825,000	(f)	Senegal Government International Bond	5.375	06/08/37	595,101

		TOTAL SENEGAL			1,096,200

		SOUTH AFRICA - 0.7%

ZAR 20,900,000		Republic of South Africa Government International Bond	8.875	02/28/35	1,009,329

1,175,000	(f)	Republic of South Africa Government International Bond	7.100	11/19/36	1,119,968

ZAR 7,800,000		Republic of South Africa Government International Bond	8.750	01/31/44	325,085

500,000		Republic of South Africa Government International Bond	7.300	04/20/52	428,813

		TOTAL SOUTH AFRICA			2,883,195

		SPAIN - 3.5%

EUR 1,095,000	(f)	Spain Government International Bond	1.400	07/30/28	1,214,497

EUR 1,875,000	(f)	Spain Government International Bond	0.600	10/31/29	1,971,706

EUR 985,000	(f)	Spain Government International Bond	0.100	04/30/31	966,290

EUR 1,625,000	(e),(f)	Spain Government International Bond	3.250	04/30/34	1,876,677

EUR 975,000	(f)	Spain Government International Bond	3.150	04/30/35	1,108,217

EUR 2,175,000	(f)	Spain Government International Bond	3.900	07/30/39	2,567,929

See Notes to Financial Statements	23

Consolidated Portfolio of Investments April 30, 2025 (continued)

International Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SPAIN (continued)

EUR 6,000,000	(f)	Spain Government International Bond	1.200%	10/31/40	$4,885,417

		TOTAL SPAIN			14,590,733

		SUPRANATIONAL - 0.9%

EUR 650,000	(f)	Banque Ouest Africaine de Developpement	2.750	01/22/33	620,047

INR 33,000,000		Inter-American Development Bank	7.000	04/17/33	400,637

INR 41,300,000		International Bank for Reconstruction & Development	5.500	01/21/27	478,136

IDR 31,200,000,000		International Bank for Reconstruction & Development	6.250	01/12/28	1,883,274

GBP 400,000	(e)	International Finance Facility for Immunisation Co	2.750	06/07/25	532,024

		TOTAL SUPRANATIONAL			3,914,118

		THAILAND - 0.2%

THB 27,500,000		Thailand Government International Bond	3.300	06/17/38	936,115

		TOTAL THAILAND			936,115

		TURKEY - 0.3%

EUR 1,000,000		Turkiye Government International Bond	5.875	05/21/30	1,168,255

		TOTAL TURKEY			1,168,255

		UKRAINE - 0.1%

$250,000	(f),(i)	Ukraine Government International Bond	1.750	02/01/29	151,625

363,440	(f)	Ukraine Government International Bond	0.000	02/01/35	180,811

73,700	(f)	Ukraine Government International Bond	0.000	02/01/36	36,482

		TOTAL UKRAINE			368,918

		UNITED KINGDOM - 4.9%

GBP 900,000		United Kingdom Gilt	1.625	10/22/28	1,123,175

GBP 1,735,000		United Kingdom Gilt	0.500	01/31/29	2,057,334

GBP 450,000		United Kingdom Gilt	0.250	07/31/31	479,773

GBP 2,100,000		United Kingdom Gilt	4.000	10/22/31	2,787,438

GBP 660,000		United Kingdom Gilt	3.250	01/31/33	824,425

GBP 1,100,000		United Kingdom Gilt	0.875	07/31/33	1,124,276

GBP 760,000		United Kingdom Gilt	4.625	01/31/34	1,035,794

GBP 3,895,000		United Kingdom Gilt	1.750	09/07/37	3,803,651

GBP 1,300,000		United Kingdom Gilt	3.750	01/29/38	1,582,390

GBP 1,450,000		United Kingdom Gilt	1.250	10/22/41	1,144,773

GBP 900,000		United Kingdom Gilt	0.875	01/31/46	560,409

GBP 1,200,000		United Kingdom Gilt	4.250	12/07/49	1,398,803

GBP 2,760,000		United Kingdom Gilt	0.625	10/22/50	1,382,337

GBP 900,000		United Kingdom Gilt	4.375	07/31/54	1,050,322

		TOTAL UNITED KINGDOM			20,354,900

		UNITED STATES - 1.9%

2,090,000	(a),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.454	03/25/42	2,148,278

1,000,000	(a),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.453	06/25/43	1,040,192

2,855,000	(a),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)	7.054	07/25/43	2,945,661

1,670,000	(a),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)	7.603	04/25/43	1,747,573

		TOTAL UNITED STATES			7,881,704

		URUGUAY - 0.3%

450,000		Oriental Republic of Uruguay	5.250	09/10/60	405,797

UYU 40,600,000		Uruguay Government International Bond	8.250	05/21/31	903,027

		TOTAL URUGUAY			1,308,824

		UZBEKISTAN - 0.4%

UZS 7,970,000,000	(f)	Republic of Uzbekistan International Bond	16.625	05/29/27	627,332

1,150,000	(f)	Republic of Uzbekistan International Bond	6.900	02/28/32	1,149,885

		TOTAL UZBEKISTAN			1,777,217

		TOTAL GOVERNMENT BONDS (Cost $311,205,221)			292,205,172

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		STRUCTURED ASSETS - 5.0%

		IRELAND - 2.0%

837,843	(a),(f)	Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021 1A	6.383	07/22/31	1,036,281

1,126,752	(a),(f)	Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A	5.004	05/22/31	1,212,926

1,835,082	(a),(f)	Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%), Series 2021 1A	7.380	11/20/33	2,409,230

1,079,778	(a),(f)	Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A	4.906	08/17/31	1,219,377

24	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		IRELAND (continued)

$347,448	(a),(f)	Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%), Series 2021 UK1A	5.781%	05/17/31	$461,242

1,035,395	(a),(f)	Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%), Series 2021 UK1A	6.131	05/17/31	1,372,251

297,813	(a),(f)	Taurus UK DAC, (SONIA Interest Rate Benchmark + 2.600%), Series 2021 UK1A	7.081	05/17/31	394,637

308,990	(a),(f)	Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A	5.106	11/17/36	352,143

		TOTAL IRELAND			8,458,087

		ITALY - 0.3%

885,447	(a),(f)	Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A	6.034	05/22/34	1,002,832

		TOTAL ITALY			1,002,832

		UNITED STATES - 2.7%

2,000,000	(a),(f)	Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN	6.686	04/15/34	1,400,000

825,000	(f)	Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A	6.660	02/20/30	857,713

300,000	(a),(f)	BX Commercial Mortgage Trust, Series 2024 PURE	5.816	11/15/41	218,114

155,448		Carvana Auto Receivables Trust, Series 2021 N2	1.270	03/10/28	150,341

1,000,000	(f)	Cologix Data Centers US Issuer LLC, Series 2021 1A	3.300	12/26/51	952,215

1,500,000	(a)	COMM Mortgage Trust, Series 2015 CR24	4.497	08/10/48	1,401,694

500,000	(f)	Compass Datacenters Issuer III LLC, Series 2025 1A	5.656	02/25/50	499,791

1,100,000	(a),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03	7.854	03/25/42	1,137,684

1,000,000	(a),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08	7.954	07/25/42	1,039,553

250,887	(f)	Diamond Resorts Owner Trust, Series 2021 1A	2.700	11/21/33	247,885

1,498,256	(a),(f)	ELP Commercial Mortgage Trust, (TSFR1M + 2.781%), Series 2021 ELP	7.103	11/15/38	1,486,908

1,350,000	(f)	Frontier Issuer LLC, Series 2024 1	6.190	06/20/54	1,389,411

108,008	(f)	MVW LLC, Series 2021 1WA	1.940	01/22/41	102,404

217,996	(f)	Oportun Issuance Trust, Series 2021 B	1.960	05/08/31	212,489

217,996	(f)	Oportun Issuance Trust, Series 2021 B	3.650	05/08/31	214,695

		TOTAL UNITED STATES			11,310,897

		TOTAL STRUCTURED ASSETS (Cost $21,579,022)			20,771,816

		TOTAL LONG-TERM INVESTMENTS (Cost $423,768,443)			403,599,925

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%

657,855	(k)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360 (l)		657,855

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $657,855)			657,855

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 3.6%

		REPURCHASE AGREEMENT - 3.6%

14,957,000	(m)	Bank of New York Mellon Corp	4.370	05/01/25	14,957,000

		TOTAL REPURCHASE AGREEMENT			14,957,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $14,957,000)			14,957,000

		TOTAL INVESTMENTS - 100.5% (Cost $439,383,298)			419,214,780

		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(2,147,164)

		NET ASSETS - 100.0%			$417,067,616

See Notes to Financial Statements	25

Consolidated Portfolio of Investments April 30, 2025 (continued)

International Bond

AUD	Australian Dollar

CAD	Canadian Dollar

CNY	Chinese Yuan

COP	Colombia Peso

DOP	Dominican Republic Peso

EUR	Euro

EURIBOR	EURO Interbank Offer Rate

GBP	Pound Sterling

HUF	Hungary Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

M	Month

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Sol

PLN	Polish Zloty

REMIC	Real Estate Mortgage Investment Conduit

RON	Romanian Leu

RSD	Serbian Dinar

SOFR30A	30 Day Average Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

THB	Thai Baht

TSFR1M	CME Term Secured Overnight Financing Rate 1 Month

UGX	Ugandan Shilling

UYU	Uruguayan Peso

UZS	Uzbekistani Som

ZAR	South African Rand

(a)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

(b)	All or a portion of this security is owned by Nuveen International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.

(c)	Perpetual security. Maturity date is not applicable.

(d)

Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.4% of Total Investments.

(e)	All or a portion of this security is owned by Nuveen International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $120,087,875 or 28.6% of Total Investments.

(g)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $638,864.

(h)	When-issued or delayed delivery security.

(i)	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

(j)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(k)	Investments made with cash collateral received from securities on loan.

(l)	The rate shown is the one-day yield as of the end of the reporting period.

(m)

Agreement with Bank of New York Mellon Corp, 4.370% dated 4/30/25 to be repurchased at $15,211,240 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $15,256,162.

Principal denominated in U.S. Dollars, unless otherwise noted.

26	See Notes to Financial Statements

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Receive	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
	$34,030,915	CNH	245,750,000	Australia and New Zealand Banking Group Limited	08/15/25	$(49,593)
	$154,806,225	EUR	139,587,175	Australia and New Zealand Banking Group Limited	07/11/25	(4,050,786)
	$2,048,228	THB	70,113,516	Australia and New Zealand Banking Group Limited	07/14/25	(62,586)
	$7,057,641	AUD	11,678,218	Bank of America	07/11/25	(429,131)
	$18,478,985	CAD	26,077,448	Bank of America	07/11/25	(506,410)
	$12,445,493	EUR	11,175,919	Bank of America	07/11/25	(290,117)
	$686,612	EUR	599,550	Bank of America	07/11/25	4,295
	$2,123,034	GBP	1,656,982	Bank of America	07/11/25	(88,221)
EUR	599,550		$683,850	Bank of America	05/07/25	(4,361)
EUR	889,112		$1,016,403	Bank of America	07/11/25	(4,550)
EUR	413,652		$472,879	Bank of America	07/11/25	(1,498)
EUR	1,225,065		$1,415,527	Bank of America	07/11/25	(21,343)
EUR	614,594		$710,521	Bank of America	07/11/25	(10,155)
EUR	480,102		$553,780	Bank of America	07/11/25	(7,400)
EUR	319,409		$365,791	Bank of America	07/11/25	(2,288)
GBP	3,111,343		$4,025,251	Bank of America	07/11/25	122,396
GBP	964,246		$1,270,405	Bank of America	07/11/25	15,004
	$1,246,203	ZAR	24,811,021	Bank of America	05/14/25	(86,137)
EUR	137,006		$158,012	Barclays Bank PLC	07/11/25	(2,092)
	$40,664,428	GBP	31,691,922	Citibank N.A.	07/11/25	(1,583,215)
	$4,037,182	IDR	68,859,380,000	Citibank N.A.	07/14/25	(110,712)
	$10,760,444	KRW	15,771,690,000	Citibank N.A.	07/14/25	(363,693)
	$1,846,285	RON	8,323,307	Citibank N.A.	05/14/25	(46,674)
	$712,071	HUF	263,677,623	Morgan Stanley	05/14/25	(25,980)
	$48,225,627	JPY	6,894,079,615	Morgan Stanley	07/11/25	(386,582)
EUR	685,825		$781,654	Morgan Stanley	05/07/25	(4,388)
EUR	1,767,575		$2,021,348	Morgan Stanley	07/11/25	(9,761)
EUR	415,931		$475,559	Morgan Stanley	07/11/25	(2,209)
EUR	511,275		$584,538	Morgan Stanley	07/11/25	(2,683)
EUR	472,488		$542,819	Morgan Stanley	07/11/25	(5,104)
NZD	1,800,000		$1,070,203	Morgan Stanley	07/11/25	1,421
	$3,016,251	CNH	21,795,731	Standard Chartered Bank	08/15/25	(6,372)
	$684,759	EUR	599,844	Standard Chartered Bank	07/11/25	2,107
	$986,141	MXN	20,786,180	Standard Chartered Bank	05/14/25	(71,722)
	$762,953	PEN	2,877,019	Standard Chartered Bank	07/14/25	(19,942)
GBP	1,351,982		$1,788,071	Standard Chartered Bank	07/11/25	14,220
THB	38,767,114		$1,171,074	Standard Chartered Bank	07/14/25	(3,964)
	$3,078,545	NZD	5,496,053	Toronto Dominion Bank	07/11/25	(193,511)
	$3,043,561	PLN	11,846,117	Toronto Dominion Bank	05/14/25	(89,063)

Total						$(8,382,800)

Total unrealized appreciation on forward foreign currency contracts						$159,443

Total unrealized depreciation on forward foreign currency contracts						$(8,542,243)

AUD	Australian Dollar
CAD	Canadian Dollar CNH Chinese Yuan Renminbi Offshore
EUR	Euro
GBP	Pound Sterling
HUF	Hungary Forint
IDR	Indonesia Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
ZAR	South African Rand

See Notes to Financial Statements	27

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)	Emerging Markets Debt	International Bond§
ASSETS
Long-term investments, at value*†	$494,095,405	$403,599,925
Short-term investments, at value#	11,039,000	14,957,000
Investments purchased with collateral from securities lending, at value (cost approximates value)	9,227,727	657,855
Cash	106,610	114,627
Cash denominated in foreign currencies^	1,104,354	1,040,553
Receivables:
Interest	8,244,286	3,776,825
Investments sold	5,177,266	1,180,164
Reclaims	–	62,124
Reimbursement from Adviser	176,470	200,293
Shares sold	1,598,487	2,705,422
Unrealized appreciation on forward foreign currency contracts	–	159,443
Other	35,010	17,331
Total assets	530,804,615	428,471,562
LIABILITIES
Due to affiliates	7,995	7,889
Payables:
Management fees	228,763	169,874
Collateral from securities lending	9,227,727	657,855
Capital gain taxes	19,559	9,368
Investments purchased - regular settlement	5,977,569	408,658
Investments purchased - when-issued/delayed-delivery settlement	4,373,936	1,456,138
Shares redeemed	1,019,024	31,080
Service agreement fees	7,302	4,425
Unrealized depreciation on forward foreign currency contracts	129,863	8,542,243
Accrued expenses:
Custodian fees	24,268	49,409
Professional fees	27,113	28,818
Shareholder reporting expenses	20,886	15,877
Shareholder servicing agent fees	10,549	965
Trustees fees	30,630	18,086
12b-1 distribution and service fees	2,982	242
Other	900	3,019
Total liabilities	21,109,066	11,403,946
Net assets	$509,695,549	$417,067,616

NET ASSETS CONSIST OF:
Paid-in capital	$601,950,858	$480,920,876
Total distributable earnings (loss)	(92,255,309)	(63,853,260)
Net assets	$509,695,549	$417,067,616

§ Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
* Includes securities loaned of	$8,880,709	$638,864
† Long-term investments, cost	$536,066,024	$423,768,443
# Short-term investments, cost	$11,039,000	$14,957,000
^ Cash denominated in foreign currencies, cost	$1,117,787	$1,373,758

28	See Notes to Financial Statements

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)	Emerging Markets Debt	International Bond	§
CLASS A:
Net assets	$14,248,219	$1,077,855
Shares outstanding	1,671,104	123,433
Net asset value (“NAV”) per share	$8.53	$8.73
Maximum sales charge	4.00%	4.00%
Offering price per share (NAV per share plus maximum sales charge)	$8.89	$9.09

CLASS I:
Net assets	$17,148,883	$1,768,881
Shares outstanding	2,003,299	202,112
NAV and offering price per share	$8.56	$8.75

PREMIER CLASS:
Net assets	$213,355	$90,535
Shares outstanding	25,002	10,285
NAV and offering price per share	$8.53	$8.80

CLASS R6:
Net assets	$108,659,235	$1,221,146
Shares outstanding	12,728,527	139,699
NAV and offering price per share	$8.54	$8.74

RETIREMENT CLASS:
Net assets	$23,990,381	$25,456,212
Shares outstanding	2,813,532	2,916,236
NAV and offering price per share	$8.53	$8.73

CLASS W:
Net assets	$345,435,476	$387,452,987
Shares outstanding	40,467,668	44,210,631
NAV and offering price per share	$8.54	$8.76

Authorized shares - per class	Unlimited	Unlimited
Par value per share	$0.0001	$0.0001

See Notes to Financial Statements	29

Statement of Operations

Six Months Ended April 30, 2025 (Unaudited)	Emerging Markets Debt	International Bond §
INVESTMENT INCOME
Dividends	$797,095	$–
Interest	19,386,891	7,595,752
Securities lending income, net	21,998	1,740
Tax withheld	(37,288)	(12,785)
Total investment income	20,168,696	7,584,707

EXPENSES
Management fees	1,438,468	1,027,619
12b-1 distribution and service fees — Class A	16,980	1,409
12b-1 distribution and service fees — Premier Class	160	67
Shareholder servicing agent fees — Class A	16,195	805
Shareholder servicing agent fees — Class I	6,202	170
Shareholder servicing agent fees — Premier Class	28	39
Shareholder servicing agent fees — Class R6	644	170
Shareholder servicing agent fees — Retirement Class	31,154	11,693
Shareholder servicing agent fees — Class W	352	368
Administrative service fees	24,039	23,443
Trustees fees	2,616	1,979
Custodian expenses	36,487	70,336
Overdraft expense	231	2,884
Professional fees	27,193	44,986
Registration fees	29,285	28,707
Shareholder reporting expenses	32,886	26,980
Other	14,056	18,329
Total expenses	1,676,976	1,259,984
Expenses reimbursed by the investment adviser	(1,102,470)	(1,204,392)
Net expenses	574,506	55,592
Net investment income (loss)	19,594,190	7,529,115

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments*	(3,098,127)	(3,282,360)
Forward foreign currency contracts	(34,219)	(151,739)
Foreign currency transactions	(1,958,927)	(1,476,242)
Net realized gain (loss)	(5,091,273)	(4,910,341)
Change in unrealized appreciation (depreciation) on:
Investments‡	(4,342,940)	18,662,954
Forward foreign currency contracts	(166,037)	(11,399,235)
Foreign currency translations	69,760	147,641
Net change in unrealized appreciation (depreciation)	(4,439,217)	7,411,360
Net realized and unrealized gain (loss)	(9,530,490)	2,501,019
Net increase (decrease) in net assets from operations	$10,063,700	$10,030,134

§ Consolidated Statement of Operations (see Notes to Financial Statements)
* Net of foreign capital gains tax	$–	$27,619
‡ Net of change in unrealized foreign capital gains taxes	$(14,657)	$(9,368)

30	See Notes to Financial Statements

Statement of Changes in Net Assets

	Emerging Markets Debt		International Bond§
	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24	Unaudited Six Months Ended 4/30/25	Year Ended 10/31/24
OPERATIONS
Net investment income (loss)	$19,594,190	$35,321,206	$7,529,115	$15,064,213
Net realized gain (loss)	(5,091,273)	(14,845,998)	(4,910,341)	(16,419,042)
Net change in unrealized appreciation (depreciation)	(4,439,217)	71,756,848	7,411,360	43,700,273
Net increase (decrease) in net assets from operations	10,063,700	92,232,056	10,030,134	42,345,444
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(424,572)	(689,714)	(17,135)	–
Class I	(578,318)	(837,600)	(25,888)	(2,218)
Premier Class	(7,204)	(11,419)	(1,599)	(80)
Class R6	(3,744,915)	(5,776,097)	(14,292)	(1,812)
Retirement Class	(814,708)	(1,252,812)	(84,576)	(519)
Class W	(13,607,144)	(22,845,370)	(10,424,215)	(3,196,948)
Total distributions	(19,176,861)	(31,413,012)	(10,567,705)	(3,201,577)
FUND SHARE TRANSACTIONS
Subscriptions	59,873,000	173,792,811	50,609,891	94,197,342
Reinvestments of distributions	5,551,520	8,480,073	138,986	4,349
Redemptions	(95,135,311)	(143,501,985)	(53,858,569)	(85,743,536)
Net increase (decrease) from Fund share transactions	(29,710,791)	38,770,899	(3,109,692)	8,458,155
Net increase (decrease) in net assets	(38,823,952)	99,589,943	(3,647,263)	47,602,022
Net assets at the beginning of period	548,519,501	448,929,558	420,714,879	373,112,857
Net assets at the end of period	$509,695,549	$548,519,501	$417,067,616	$420,714,879

§ Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

See Notes to Financial Statements	31

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value End of Period
Emerging Markets Debt
Class A:
4/30/25(c)	$8.68	$0.28	$(0.15)	$0.13	$(0.28)	$—	$(0.28)	$8.53
10/31/24	7.67	0.51	0.95	1.46	(0.45)	—	(0.45)	8.68
10/31/23	7.34	0.45	0.33	0.78	(0.45)	—	(0.45)	7.67
10/31/22	9.97	0.50	(2.67)	(2.17)	(0.46)	—	(0.46)	7.34
10/31/21	9.64	0.43	0.30	0.73	(0.40)	—	(0.40)	9.97
10/31/20	10.09	0.48	(0.49)	(0.01)	(0.44)	—	(0.44)	9.64
Class I:
4/30/25(c)	8.71	0.30	(0.16)	0.14	(0.29)	—	(0.29)	8.56
10/31/24	7.70	0.53	0.94	1.47	(0.46)	—	(0.46)	8.71
10/31/23	7.36	0.47	0.34	0.81	(0.47)	—	(0.47)	7.70
10/31/22	10.00	0.51	(2.67)	(2.16)	(0.48)	—	(0.48)	7.36
10/31/21	9.67	0.46	0.30	0.76	(0.43)	—	(0.43)	10.00
10/31/20	10.13	0.51	(0.51)	0.00 (e)	(0.46)	—	(0.46)	9.67
Premier Class:
4/30/25(c)	8.68	0.30	(0.16)	0.14	(0.29)	—	(0.29)	8.53
10/31/24	7.67	0.52	0.95	1.47	(0.46)	—	(0.46)	8.68
10/31/23	7.34	0.46	0.33	0.79	(0.46)	—	(0.46)	7.67
10/31/22	9.97	0.50	(2.66)	(2.16)	(0.47)	—	(0.47)	7.34
10/31/21	9.65	0.47	0.28	0.75	(0.43)	—	(0.43)	9.97
10/31/20	10.09	0.51	(0.50)	0.01	(0.45)	—	(0.45)	9.65
Class R6:
4/30/25(c)	8.69	0.30	(0.15)	0.15	(0.30)	—	(0.30)	8.54
10/31/24	7.68	0.54	0.94	1.48	(0.47)	—	(0.47)	8.69
10/31/23	7.34	0.47	0.35	0.82	(0.48)	—	(0.48)	7.68
10/31/22	9.97	0.52	(2.66)	(2.14)	(0.49)	—	(0.49)	7.34
10/31/21	9.65	0.47	0.29	0.76	(0.44)	—	(0.44)	9.97
10/31/20	10.10	0.50	(0.48)	0.02	(0.47)	—	(0.47)	9.65
Retirement Class:
4/30/25(c)	8.68	0.29	(0.16)	0.13	(0.28)	—	(0.28)	8.53
10/31/24	7.67	0.51	0.95	1.46	(0.45)	—	(0.45)	8.68
10/31/23	7.34	0.45	0.34	0.79	(0.46)	—	(0.46)	7.67
10/31/22	9.97	0.50	(2.66)	(2.16)	(0.47)	—	(0.47)	7.34
10/31/21	9.64	0.45	0.30	0.75	(0.42)	—	(0.42)	9.97
10/31/20	10.09	0.49	(0.50)	(0.01)	(0.44)	—	(0.44)	9.64
Class W:
4/30/25(c)	8.69	0.33	(0.16)	0.17	(0.32)	—	(0.32)	8.54
10/31/24	7.68	0.58	0.95	1.53	(0.52)	—	(0.52)	8.69
10/31/23	7.34	0.52	0.35	0.87	(0.53)	—	(0.53)	7.68
10/31/22	9.98	0.57	(2.67)	(2.10)	(0.54)	—	(0.54)	7.34
10/31/21	9.65	0.53	0.30	0.83	(0.50)	—	(0.50)	9.98
10/31/20	10.11	0.57	(0.50)	0.07	(0.53)	—	(0.53)	9.65

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Unaudited
(d)	Annualized.
(e)	Value rounded to zero.

32	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate

1.49%	$14,248	1.12%(d)	1.00%(d)	6.68%(d)	19%
19.30	14,717	0.92	0.92	6.00	31
10.65	11,663	0.92	0.92	5.73	27
(22.32)	8,722	0.93	0.93	5.68	37
7.61	15,698	0.94	0.94	4.30	57
0.12	19,832	0.93	0.93	5.01	77

1.63	17,149	0.69(d)	0.69(d)	7.02(d)	19
19.46	17,143	0.72	0.72	6.28	31
10.99	10,133	0.69	0.69	5.91	27
(22.17)	17,890	0.69	0.69	5.96	37
7.91	19,272	0.69	0.69	4.55	57
0.26	20,506	0.69	0.69	5.29	77

1.58	213	0.79(d)	0.79(d)	6.92(d)	19
19.43	217	0.81	0.81	6.15	31
10.78	195	0.79	0.79	5.81	27
(22.21)	187	0.78	0.78	5.86	37
7.74	253	0.80	0.80	4.61	57
0.29	244	0.78	0.78	5.19	77

1.67	108,659	0.61(d)	0.61(d)	7.08(d)	19
19.61	120,648	0.63	0.63	6.36	31
11.11	78,811	0.62	0.62	5.96	27
(22.07)	35,533	0.62	0.62	5.93	37
7.90	77,422	0.61	0.61	4.67	57
0.44	47,256	0.62	0.62	5.22	77

1.54	23,990	0.86(d)	0.86(d)	6.84(d)	19
19.35	25,202	0.88	0.88	6.10	31
10.71	16,607	0.87	0.86	5.74	27
(22.21)	13,771	0.87	0.80	5.84	37
7.78	19,212	0.86	0.82	4.44	57
0.18	17,840	0.87	0.87	5.07	77

1.98	345,435	0.61(d)	0.00(d)	7.71(d)	19
20.34	370,592	0.63	0.01	6.94	31
11.82	331,520	0.62	0.00	6.58	27
(21.65)	430,741	0.62	0.00	6.64	37
8.66	470,716	0.61	0.00	5.24	57
0.98	474,236	0.62	0.00	5.89	77

See Notes to Financial Statements	33

Financial Highlights (continued)

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income		From Net Realized Gains	Total		Net Asset Value, End of Period
International Bond(c)
Class A:
4/30/25(d)	$8.69	$0.12	$0.05	$0.17	$(0.13)		$—	$(0.13)		$8.73
10/31/24	7.90	0.23	0.56	0.79	—		—	—		8.69
10/31/23	7.96	0.20	0.10	0.30	(0.36)		—	(0.36)		7.90
10/31/22	9.91	0.15	(1.41)	(1.26)	(0.61)		(0.08)	(0.69)		7.96
10/31/21	10.22	0.11	(0.17)	(0.06)	(0.15)		(0.10)	(0.25)		9.91
10/31/20	10.28	0.11	0.09	0.20	(0.26)		—	(0.26)		10.22
Class I:
4/30/25(d)	8.72	0.13	0.06	0.19	(0.16)		—	(0.16)		8.75
10/31/24	7.92	0.25	0.57	0.82	(0.02)		—	(0.02)		8.72
10/31/23	7.97	0.22	0.09	0.31	(0.36)		—	(0.36)		7.92
10/31/22	9.92	0.18	(1.40)	(1.22)	(0.65)		(0.08)	(0.73)		7.97
10/31/21	10.23	0.14	(0.17)	(0.03)	(0.18)		(0.10)	(0.28)		9.92
10/31/20	10.27	0.14	0.09	0.23	(0.27)		—	(0.27)		10.23
Premier Class:
4/30/25(d)	8.77	0.13	0.06	0.19	(0.16)		—	(0.16)		8.80
10/31/24	7.96	0.25	0.57	0.82	(0.01)		—	(0.01)		8.77
10/31/23	8.01	0.21	0.10	0.31	(0.36)		—	(0.36)		7.96
10/31/22	9.99	0.17	(1.42)	(1.25)	(0.65)		(0.08)	(0.73)		8.01
10/31/21	10.29	0.13	(0.16)	(0.03)	(0.17)		(0.10)	(0.27)		9.99
10/31/20	10.34	0.13	0.08	0.21	(0.26)		—	(0.26)		10.29
Class R6:
4/30/25(d)	8.72	0.13	0.06	0.19	(0.17)		—	(0.17)		8.74
10/31/24	7.92	0.26	0.56	0.82	(0.02)		—	(0.02)		8.72
10/31/23	7.96	0.22	0.10	0.32	(0.36)		—	(0.36)		7.92
10/31/22	9.94	0.18	(1.41)	(1.23)	(0.67)		(0.08)	(0.75)		7.96
10/31/21	10.24	0.15	(0.17)	(0.02)	(0.18)		(0.10)	(0.28)		9.94
10/31/20	10.27	0.14	0.10	0.24	(0.27)		—	(0.27)		10.24
Retirement Class:
4/30/25(d)	8.70	0.12	0.06	0.18	(0.15)		—	(0.15)		8.73
10/31/24	7.90	0.24	0.56	0.80	(0.00)	(f)	—	(0.00)	(f)	8.70
10/31/23	7.95	0.20	0.11	0.31	(0.36)		—	(0.36)		7.90
10/31/22	9.91	0.16	(1.41)	(1.25)	(0.63)		(0.08)	(0.71)		7.95
10/31/21	10.22	0.12	(0.17)	(0.05)	(0.16)		(0.10)	(0.26)		9.91
10/31/20	10.27	0.12	0.09	0.21	(0.26)		—	(0.26)		10.22
Class W:
4/30/25(d)	8.77	0.16	0.05	0.21	(0.22)		—	(0.22)		8.76
10/31/24	7.96	0.31	0.57	0.88	(0.07)		—	(0.07)		8.77
10/31/23	7.96	0.27	0.11	0.38	(0.38)		—	(0.38)		7.96
10/31/22	9.99	0.24	(1.42)	(1.18)	(0.77)		(0.08)	(0.85)		7.96
10/31/21	10.29	0.21	(0.17)	0.04	(0.24)		(0.10)	(0.34)		9.99
10/31/20	10.28	0.21	0.08	0.29	(0.28)		—	(0.28)		10.29

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Consolidated Financial Highlights (see Notes to Financial Statements)
(d)	Unaudited
(e)	Annualized.
(f)	Value rounded to zero.

34	See Notes to Financial Statements

	$		$			$			$			$
	Ratios and Supplemental Data
			Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)		Gross Expenses			Net Expenses			Net Investment Income (Loss)			Portfolio Turnover Rate

2.00%		$ 1,078		1.00	%(e)		0.95	%(e)		2.74	%(e)		21%
10.00		1,229		0.96			0.95			2.69			37
3.75		1,450		0.97			0.94			2.46			29
(13.01)		1,448		1.10			0.94			1.68			39
(0.68)		1,731		1.49			0.94			1.12			37
1.98		1,840		1.09			0.96			1.08			50

2.19		1,769		0.63	(e)		0.62	(e)		3.06	(e)		21
10.30		1,418		0.71			0.70			2.95			37
3.96		1,133		0.70			0.67			2.74			29
(12.61)		106		0.69			0.67			2.10			39
(0.39)		117		0.68			0.68			1.38			37
2.30		132		0.64			0.62			1.42			50

2.12		91		0.84	(e)		0.75	(e)		2.94	(e)		21
10.28		90		0.83			0.75			2.89			37
3.91		82		0.80			0.75			2.65			29
(12.89)		82		0.78			0.75			1.86			39
(0.42)		103		0.80			0.75			1.31			37
2.14		106		0.80			0.77			1.28			50

2.17		1,221		0.65	(e)		0.60	(e)		3.10	(e)		21
10.37		707		0.63			0.60			3.03			37
4.12		721		0.63			0.59			2.81			29
(12.72)		630		0.61			0.59			2.03			39
(0.26)		732		0.60			0.60			1.46			37
2.39		883		0.62			0.60			1.43			50

2.03		25,456		0.86	(e)		0.85	(e)		2.88	(e)		21
10.14		5,516		0.87			0.85			2.79			37
3.92		4,489		0.87			0.84			2.55			29
(12.97)		4,435		0.86			0.84			1.77			39
(0.58)		5,682		0.84			0.84			1.21			37
2.13		8,041		0.87			0.85			1.18			50

2.42		387,453		0.61	(e)		0.00	(e)		3.69	(e)		21
11.08		411,755		0.62			0.01			3.64			37
4.80		365,238		0.62			0.00			3.39			29
(12.23)		369,347		0.61			0.00			2.60			39
0.29		516,606		0.59			0.00			2.07			37
2.95		427,813		0.62			0.00			2.05			50

See Notes to Financial Statements	35

Notes to Financial Statements

(Unaudited)

1.	General Information

Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:

Fund Name	Short Name
Nuveen Emerging Markets Debt Fund	Emerging Markets Debt
Nuveen International Bond Fund	International Bond

Current Fiscal Period: The end of the reporting period for the Funds is April 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2025 (the “current fiscal period”).

Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.

Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up- front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Basis for Consolidation: International Bond is presented on a consolidated basis with the Nuveen International Bond Fund Offshore Limited (the “Regulation S Subsidiary”) and the Nuveen International Bond Fund Taxable Offshore Limited (the “TEFRA Bond Subsidiary”). Both the Regulation S Subsidiary and TEFRA Bond Subsidiary (the “Subsidiaries”) are wholly owned subsidiaries of International Bond organized under the laws of the Cayman Islands. The Regulation S Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on September 1, 2022 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes). Both Subsidiaries are advised by the Adviser and have the same investment objective as the Fund (except that the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

	Regulation S Subsidiary	TEFRA Bond Subsidiary
Total market value of investments	$38,238,775	$18,076,389
Net assets	37,997,082	18,031,123
Net investment income (loss)	555,879	328,850
Net realized gain (loss)	62,965	(12,756)
Net change in unrealized appreciation (depreciation)	1,758,478	287,727
% of Fund’s consolidated net assets	9%	4%

36

Compensation: The Funds pay the members of the Board of Trustees (“Board”) all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnification: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

37

Notes to Financial Statements (continued)

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

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Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Debt
Long-Term Investments:
Bank loan obligations	$—	$3,784,020	$—	$3,784,020
Common stocks	7,987	4,401,542	—	4,409,529
Corporate bonds	—	230,730,041	—	230,730,041
Government bonds	—	252,495,515	—	252,495,515
Structured assets	—	—	2,676,300	2,676,300
Investments purchased with collateral from securities lending	9,227,727	—	—	9,227,727
Short-Term Investments:
Repurchase agreement	—	11,039,000	—	11,039,000
Investments in Derivatives:
Forward foreign currency contracts*	—	(129,863)	—	(129,863)
Total	$9,235,714	$502,320,255	$2,676,300	$514,232,269
International Bond
Long-Term Investments:
Bank loan obligations	$—	$639,945	$—	$639,945
Corporate bonds	—	89,982,992	—	89,982,992
Government bonds	—	292,205,172	—	292,205,172
Structured assets	—	20,771,816	—	20,771,816
Investments purchased with collateral from securities lending	657,855	—	—	657,855
Short-Term Investments:
Repurchase agreement	—	14,957,000	—	14,957,000
Investments in Derivatives:
Forward foreign currency contracts*	—	(8,382,800)	—	(8,382,800)
Total	$657,855	$410,174,125	$—	$410,831,980

*	Represents net unrealized appreciation (depreciation).

4.	Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

39

Notes to Financial Statements (continued)

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
Emerging Markets Debt	Bank of New York Mellon Corp	$11,039,000	$(11,259,866)
International Bond	Bank of New York Mellon Corp	14,957,000	(15,256,162)

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:

	Aggregate Value of Securities on Loan
Fund	Fixed Income Securities	Cash Collateral Received*	Non-Cash Collateral Received**	Total Collateral Received
Emerging Markets Debt	$8,880,709	$9,227,727	$–	$9,227,727
International Bond	638,864	657,855	–	657,855
*May	include cash and investment of cash collateral.
**As	of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales
Emerging Markets Debt	$98,138,190	$–	$127,723,548
International Bond	78,289,127	5,020,297	89,387,698

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Forward Foreign Currency Contracts: During the current fiscal period, the Funds listed below used forward foreign currency contracts to hedge a portion of its exposure to non-U.S. dollar denominated positions.

40

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.

The average notional amount of forward contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Forward Contracts Outstanding*
Emerging Markets Debt	$5,564,778
International Bond	366,708,978

*

The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.

Fund	Counterparty	Gross Unrealized Appreciation on Forward Foreign Currency Contracts*	Gross Unrealized Depreciation on Forward Foreign Currency Contracts*	Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts	Collateral Pledged to (from) Counterparty	Net Exposure
Emerging Markets Debt	Bank of America	$—	$(129,863)	$(129,863)	$—	$(129,863)
International Bond	Australia and New Zealand Banking Group Limited	—	(4,162,965)	(4,162,965)	—	(4,162,965)
	Bank of America	141,695	(1,451,611)	(1,309,916)	—	(1,309,916)
	Barclays Bank PLC	—	(2,092)	(2,092)	—	(2,092)
	Citibank N.A.	—	(2,104,294)	(2,104,294)	—	(2,104,294)
	Morgan Stanley	1,421	(436,707)	(435,286)	—	(435,286)
	Standard Chartered Bank	16,327	(102,000)	(85,673)	—	(85,673)
	Toronto Dominion Bank	—	(282,574)	(282,574)	—	(282,574)
	Total	$159,443	$(8,542,243)	$(8,382,800)	$—	$(8,382,800)

* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
Emerging Markets Debt
Forward foreign currency contracts	Foreign currency exchange rate	-	$–	Unrealized depreciation on forward contracts	$(129,863)
International Bond
Forward foreign currency contracts	Foreign currency exchange rate	Unrealized appreciation on forward contracts	159,443	Unrealized depreciation on forward contracts	(8,542,243)

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Emerging Markets Debt
Forward foreign currency contracts	Foreign currency exchange rate	$(34,219)	$(166,037)
International Bond
Forward foreign currency contracts	Foreign currency exchange rate	(151,739)	(11,399,235)

41

Notes to Financial Statements (continued)

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 4/30/25		Year Ended 10/31/24
Emerging Markets Debt	Shares	Amount	Shares	Amount
Subscriptions:
Class A	2,228,383	$19,087,129	6,027,549	$50,701,300
Class I	167,566	1,439,362	1,118,689	9,315,032
Premier Class	1	5	–	–
Class R6	1,780,227	15,340,754	4,217,816	35,622,486
Retirement Class	275,674	2,383,369	1,294,560	10,766,725
Class W	2,493,882	21,622,381	8,026,542	67,387,268
Total subscriptions	6,945,733	59,873,000	20,685,156	173,792,811
Reinvestments of distributions:
Class A	48,703	419,937	81,047	682,696
Class I	66,369	574,268	97,920	829,572
Premier Class	–	–	–	–
Class R6	433,740	3,742,892	676,130	5,715,462
Retirement Class	94,445	814,423	148,219	1,252,343
Class W	–	–	–	–
Total reinvestments of distributions	643,257	5,551,520	1,003,316	8,480,073
Redemptions:
Class A	(2,301,940)	(19,803,036)	(5,932,311)	(50,012,881)
Class I	(198,916)	(1,720,755)	(564,657)	(4,759,123)
Premier Class	–	–	(472)	(3,840)
Class R6	(3,374,528)	(29,230,796)	(1,270,728)	(10,758,111)
Retirement Class	(461,420)	(3,991,837)	(703,244)	(5,989,053)
Class W	(4,692,237)	(40,388,887)	(8,546,905)	(71,978,977)
Total redemptions	(11,029,041)	(95,135,311)	(17,018,317)	(143,501,985)
Net increase (decrease) from shareholder transactions	(3,440,051)	$(29,710,791)	4,670,155	$38,770,899

	Six Months Ended 4/30/25		Year Ended 10/31/24
International Bond	Shares	Amount	Shares	Amount
Subscriptions:
Class A	8,426	$72,581	11,927	$99,967
Class I	99,447	861,964	32,996	275,215
Premier Class	–	–	1	8
Class R6	79,195	684,510	16,693	139,755
Retirement Class	2,384,782	20,620,524	290,526	2,452,933
Class W	3,242,349	28,370,312	10,799,831	91,229,464
Total subscriptions	5,814,199	50,609,891	11,151,974	94,197,342
Reinvestments of distributions:
Class A	1,915	16,682	–	–
Class I	2,729	23,769	248	2,038
Premier Class	–	–	–	–
Class R6	1,623	14,123	218	1,792
Retirement Class	9,703	84,412	63	519
Class W	–	–	–	–
Total reinvestments of distributions	15,970	138,986	529	4,349
Redemptions:
Class A	(28,233)	(245,573)	(54,200)	(453,856)
Class I	(62,649)	(544,456)	(13,761)	(116,903)
Premier Class	(1)	(8)	–	–
Class R6	(22,155)	(193,200)	(26,891)	(225,301)
Retirement Class	(112,314)	(973,285)	(224,996)	(1,909,147)
Class W	(5,988,651)	(51,902,047)	(9,745,822)	(83,038,329)
Total redemptions	(6,214,003)	(53,858,569)	(10,065,670)	(85,743,536)
Net increase (decrease) from shareholder transactions	(383,834)	$(3,109,692)	1,086,833	$8,458,155

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

42

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Debt	$556,295,129	$5,910,249	$(47,973,109)	$(42,062,860)
International Bond	434,433,405	12,724,724	(36,326,149)	(23,601,425)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Emerging Markets Debt	$5,696,541	$–	$(37,674,298)	$(51,136,727)	$–	$(27,664)	$(83,142,148)
International Bond	8,274,961	–	(42,103,760)	(29,471,241)	–	(15,650)	(63,315,690)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
Emerging Markets Debt	$7,587,568	$43,549,159	$51,136,727
International Bond	11,200,827	18,270,414	29,471,241

8.	Investment Adviser and Other Transactions with Affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.

Each Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the Adviser provides the same management services to the Subsidiaries as it does to the International Bond Fund. The Adviser is not compensated directly by the Subsidiaries for their services, rather it is provided a management fee on the average net assets of the Fund which includes investments in the Subsidiaries.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.

Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b- 1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.

43

Notes to Financial Statements (continued)

The management fee schedule for each Fund, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).

For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:

Complex Level Asset Breakpoint Level*	Complex Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350%
For the next $200 billion	0.1325%
For eligible assets over $ 400 billion	0.1300%

*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the current fiscal period, the complex-level fee rate for each Fund was as follows:

Fund	Complex-Level Fee
Emerging Markets Debt	0.1598%
International Bond	0.1598%

The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The fund-level fee range and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:

	Fund-Level Fee Range	Maximum Expense Amounts‡
Fund		Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Emerging Markets Debt*	0.290%—0.390%	1.000%	0.800%	0.800%	0.650%	0.900%	0.650%
International Bond*	0.240%—0.340%	0.950	0.750	0.750	0.600	0.850	0.600

*	This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2026. The reimbursement arrangements can only be changed with the approval of the Board.

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected	Paid to Financial Intermediaries
Emerging Markets Debt	$ 676	$ 585
International Bond	1,739	1,528

44

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.

The following is the percentage of the Funds’ shares owned by affiliates as of the end of the current fiscal period:

Underlying Fund	Nuveen Lifecycle Funds	Total
Emerging Markets Debt	68%	68%
International Bond	92	92

9.	Emerging Markets Risks

The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

10.	Inter-Fund Lending Program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.

11.	Line of Credit

During June 2024, the Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

There were no borrowings under this credit facility by the Funds during the current fiscal period.

12.	Subsequent Event

Voluntary Waivers: The Adviser has agreed to implement voluntary waivers reducing the expense cap for International Bond for one-year effective May 1, 2025. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each class is as follows:

Fund	Waiver	Maximum Expense Amounts
International Bond – Class A	0.060%	0.890%
International Bond – Class I	0.060	0.690
International Bond – Premier Class	0.060	0.690
International Bond – Class R6	0.060	0.540
International Bond – Retirement Class	0.060	0.790
International Bond – Class W	0.060	0.540

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Core Equity Fund

Nuveen Large Cap Growth Fund

Nuveen Large Cap Value Fund

Nuveen Quant Mid Cap Growth Fund (formerly, Nuveen Mid Cap Growth Fund)

Nuveen Mid Cap Value Fund

Nuveen Quant Small Cap Equity Fund

Nuveen Quant Small/Mid Cap Equity Fund

Nuveen Large Cap Responsible Equity Fund

Nuveen Emerging Markets Equity Fund

Nuveen International Equity Fund

Nuveen International Opportunities Fund

Nuveen Quant International Small Cap Equity Fund

Nuveen International Responsible Equity Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. TAL is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by TAL, including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or the “funds”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA. The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting the Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Adviser and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund.

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The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

With respect to the Funds, the Adviser and its investment team(s) are responsible for providing portfolio management of the Funds and managing the assets of the Funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the respective Fund. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds, the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, given the Consolidation of the asset management businesses of TIAA and Nuveen, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or their affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with its services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods subject to exceptions including for the Nuveen Large Cap Responsible Equity Fund and the Nuveen International Responsible Equity Fund (the “Responsible Equity Funds”) as described below. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group (subject to certain exceptions noted below) and a benchmark for the prescribed periods.

In its review of relative performance for Funds with a Performance Peer Group, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds. With respect to the Responsible Equity Funds, however, such Funds were designed to seek to achieve, in relevant part, a return represented by a benchmark (a “Benchmark Index”) and accordingly, the Board received and reviewed performance information including, among other things, each such Fund’s ex-ante tracking error compared to its reference index over various periods of time rather than Performance Peer Group data.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group (if any) and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long- term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

4

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the applicable adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Core Equity Fund (formerly, TIAA-CREF Growth & Income Fund), the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Large Cap Growth Fund (formerly, TIAA-CREF Large-Cap Growth Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and third quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Large Cap Value Fund (formerly, TIAA-CREF Large-Cap Value Fund), the Board considered that the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one-, three- and five- year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Quant Mid Cap Growth Fund (formerly, Nuveen Mid Cap Growth Fund and previously TIAA-CREF Mid-Cap Growth Fund), the Board considered that the Fund’s performance was below the performance of its benchmark and ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. In its review, the Board considered certain changes to the Fund’s investment strategies effective March 1, 2025 and performance prior to such date would not reflect these changes. On the basis of the Board’s ongoing review of investment performance and management’s discussion of performance and the changes in investment strategies for the Fund, the Board was satisfied with the steps taken to address any performance concerns and supported renewal of the Advisory Agreement.

•

For Nuveen Mid Cap Value Fund (formerly, TIAA-CREF Mid-Cap Value Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2024 and third quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Quant Small-Cap Equity Fund (formerly, TIAA-CREF Quant Small-Cap Equity Fund), the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen Quant Small/Mid Cap Equity Fund (formerly, TIAA-CREF Quant Small/Mid-Cap Equity Fund), the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Large Cap Responsible Equity Fund (formerly, TIAA-CREF Social Choice Equity Fund), the Board considered, among other things, the performance of the Fund and its benchmark for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its benchmark as of December 31, 2024 and as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Emerging Markets Equity Fund (formerly, TIAA-CREF Emerging Markets Equity Fund), the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the three-year period ended December 31, 2024. The Board considered management’s analysis on the Fund’s performance, including the factors that contributed to or detracted from performance. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen International Equity Fund (formerly, TIAA-CREF International Equity Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen International Opportunities Fund (formerly, TIAA-CREF International Opportunities Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group in the three-year period and second quartile in the five-year period ended December 31, 2024. The Board considered management’s analysis on the Fund’s performance, including the factors that contributed to or detracted from performance. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Quant International Small Cap Equity Fund (formerly, TIAA-CREF Quant International Small-Cap Equity Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the five- year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024. The Fund also ranked in the first quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024 and second quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

6

•

For Nuveen International Responsible Equity Fund (formerly, TIAA-CREF Social Choice International Equity Fund), the Board considered, among other things, the performance of the Fund and its benchmark for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return basis compared to its benchmark as well as its tracking error compared to its Benchmark Index as of December 31, 2024 and as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C. Fees, Expenses and Profitability

1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that in 2024, the Board approved changes to the management fee schedule of certain Funds to include a complex-wide component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating funds into the calculation of the complex size over a ten-year period beginning May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. Participating Funds included each Fund other than the Nuveen Large Cap Responsible Equity Fund. In addition, in conjunction with the Consolidation, the Board considered that the separate administrative agreement pursuant to which the Adviser provided the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 and related savings.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and with respect to the open-end Funds, for a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class R6 of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen Core Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Large Cap Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Large Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Quant Mid Cap Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Mid Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Quant Small Cap Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Quant Small/Mid Cap Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Large Cap Responsible Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, and the Fund’s actual management fee rate matched the Expense Group median and Expense Universe median.

•

For Nuveen Emerging Markets Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median, and the actual management fee rate matched the Expense Group median. Although the Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median.

•

For Nuveen International Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

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•

For Nuveen International Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Quant International Small-Cap Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen International Responsible Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were also below the Expense Universe median, and the Fund’s actual management fee rate matched the Expense Universe median. In its review, the Board considered management’s proposed temporary expense cap to be effective on or around May 1, 2025 through April 30, 2026.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as an Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board concluded that the varying levels of fees were reasonable given the foregoing.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

3. Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that it approved in 2024 changes to the management fee structure of certain Funds to incorporate a complex-level component. Accordingly, such participating Funds’ management fee would be comprised of a fund-level component and a complex-level component. Participating Funds in the complex-level component include each Fund except the Nuveen Large Cap Responsible Equity Fund. With this structure, the Board considered that the complex- level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

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In addition to the fund-level and complex-level fee schedules (as applicable), the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023. With respect to the Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Equity Index Fund

Nuveen Large Cap Growth Index Fund

Nuveen Large Cap Value Index Fund

Nuveen Small Cap Blend Index Fund

Nuveen S&P 500 Index Fund

Nuveen Emerging Markets Equity Index Fund

Nuveen International Equity Index Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. TAL is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by TAL, including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or the “funds”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA. The Board and/or its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting the Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Adviser and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.  Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund.

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The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

With respect to the Funds, the Adviser and its investment team(s) are responsible for providing portfolio management of the Funds and managing the assets of the Funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the respective Fund. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds, the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, given the Consolidation of the asset management businesses of TIAA and Nuveen, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or their affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with its services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.  The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the benchmark for the prescribed periods. With respect to the Funds, such Funds were designed to seek to achieve, in relevant part, a return represented by a benchmark (the “Benchmark Index”) and accordingly, the Board received and reviewed performance information including, among other things, each such Fund’s ex-ante tracking error compared to its reference index over various periods of time rather than performance peer group data.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long- term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the applicable adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

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For Nuveen Equity Index Fund (formerly, TIAA-CREF Equity Index Fund), the Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2024 as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Large Cap Growth Index Fund (formerly, TIAA-CREF Large-Cap Growth Index Fund), the Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2024 as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Large Cap Value Index Fund (formerly, TIAA-CREF Large-Cap Value Index Fund), the Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2024 and as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Small Cap Blend Index Fund (formerly, TIAA-CREF Small-Cap Blend Index Fund), the Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2024 as well as its tracking error compared to its Benchmark Index as of December 31, 2024 and as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen S&P 500 Index Fund (formerly, TIAA-CREF S&P 500 Index Fund), the Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2024 and as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen Emerging Markets Equity Index Fund (formerly, TIAA-CREF Emerging Markets Equity Index Fund), the Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return basis compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2024 and as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. The Board considered management’s analysis as to factors that contributed to the deviation of the Fund’s gross returns from its index over specified periods and that the Fund’s relative returns were within the ranges of peers with similar emerging markets mandates over the specified time periods. After review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen International Equity Index Fund (formerly, TIAA-CREF International Equity Index Fund), the Board considered, among other things, the performance of the Fund for the one-, three- and five-year periods ended December 31, 2024 on an absolute basis and relative return compared to its Benchmark Index as well as its tracking error compared to its Benchmark Index as of December 31, 2024 and as of each month end for the 2024 calendar year. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data and after review of such data and other metrics, the Board considered that the Fund had performed in line with expectations in 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C.  Fees, Expenses and Profitability

1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and with respect to the open-end Funds, for a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class R6 of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance. In addition, in conjunction with the Consolidation, the Board considered that the separate administrative agreement pursuant to which TAL provided the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 and related savings.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

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For Nuveen Equity Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and its net total expense ratio each matched the Expense Group median. The Fund’s contractual management fee rate and actual management fee rate each matched the Expense Universe median, and the net total expense ratio was below the Expense Universe median.

•

For Nuveen Large Cap Growth Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median and actual management fee rate matched the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•

For Nuveen Large Cap Value Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median, and the Fund’s actual management fee rate matched the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•

For Nuveen S&P 500 Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Small Cap Blend Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median, and the actual management fee rate matched the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.

•

For Nuveen International Equity Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe, respectively. In addition, the Fund’s contractual management fee, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3. Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

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In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.  Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure. The Board reviewed the fee schedule and considered that the Funds, however, do not have breakpoint schedules.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.  Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023. With respect to the Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

F.  Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Emerging Markets Debt Fund

Nuveen International Bond Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. TAL is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by TAL, including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or the “funds”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA. The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting the Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Adviser and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund.

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The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

With respect to the Funds, the Adviser and its investment team(s) are responsible for providing portfolio management of the Funds and managing the assets of the Funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the respective Fund. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds, the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, given the Consolidation of the asset management businesses of TIAA and Nuveen, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

The Board Members also were aware that the Nuveen International Bond Fund gained exposure to certain investments by investing in the respective Fund’s two wholly-owned subsidiaries organized under the laws of the Cayman Islands. The consideration of services to the respective Fund and related management fees encompassed this arrangement. The Adviser does not receive separate compensation from the subsidiaries; however, the respective Fund pays the Adviser based on the Fund’s assets, including assets invested in the subsidiaries.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Aside from the services provided, the Board considered the financial resources of the Adviser and/or their affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with its services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance for Funds with a Performance Peer Group, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group (if any) and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long- term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

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In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the applicable adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Emerging Markets Debt Fund (formerly, TIAA-CREF Emerging Markets Debt Fund), the Board considered that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen International Bond Fund (formerly, TIAA-CREF International Bond Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C. Fees, Expenses and Profitability

1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that in 2024, the Board approved changes to the management fee schedule of certain funds to include a complex-wide component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating funds into the calculation of the complex size over a ten-year period beginning May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. Participating funds included each Fund. In addition, in conjunction with the Consolidation, the Board considered that the separate administrative agreement pursuant to which the Adviser provided the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 and related savings.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and with respect to the open-end Funds, for a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class R6 of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Emerging Markets Debt Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio also ranked in the second quartile, third quartile and first quartile of its Expense Universe, respectively. In addition, the Fund’s contractual management fee rate and net total expense ratio were each below the Expense Group median, and the Fund’s actual management fee rate matched the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were also below the Expense Universe median, and the Fund’s actual management fee rate was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen International Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Universe, respectively. In addition, the Fund’s contractual management fee rate was below the Expense Group median, and the Fund’s actual management fee rate and net total expense ratio matched the Expense Group median. The Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median. In its review, the Board considered management’s proposed temporary expense cap to be effective on or around May 1, 2025 through April 30, 2026.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

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In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3. Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that it approved in 2024 changes to the management fee structure of certain funds to incorporate a complex-level component. Accordingly, the Funds’ management fee would be comprised of a fund-level component and a complex-level component. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023. With respect to the Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

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In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: July 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: July 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)